Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.2%
AUTOMOBILES & COMPONENTS - 1 .2%
61,962 *,n Tesla, Inc $ 55,236,025
67,789 * Visteon Corp 8,648,520
TOTAL AUTOMOBILES & COMPONENTS 63,884,545
BANKS - 4 .4%
1,767,985 Bank of America Corp 59,775,573
162,824 Comerica, Inc 12,662,823
882,085 Fifth Third Bancorp 30,096,740
121,974 First Republic Bank 19,846,390
377,390 JPMorgan Chase & Co 43,535,710
206,547 M&T Bank Corp 36,651,765
975,562 Wells Fargo & Co 42,797,905
TOTAL BANKS 245,366,906
CAPITAL GOODS - 6 .9%
102,057 Acuity Brands, Inc 18,615,197
240,474 *,n Boeing Co 38,309,913
110,251 Carlisle Cos, Inc 32,645,321
94,136 Deere & Co 32,305,592
215,351 Dover Corp 28,788,122
249,121 Eaton Corp 36,967,065
136,308 Honeywell International, Inc 26,233,838
577,480 Ingersoll Rand, Inc 28,758,504
256,405 Otis Worldwide Corp 20,043,179
184,480 Quanta Services, Inc 25,592,910
513,667 Raytheon Technologies Corp 47,878,901
237,680 n Spirit Aerosystems Holdings, Inc (Class A) 7,800,658
435,834 Textron, Inc 28,608,144
17,703 * TransDigm Group, Inc 11,017,285
TOTAL CAPITAL GOODS 383,564,629
COMMERCIAL & PROFESSIONAL SERVICES - 0 .9%
71,920 Thomson Reuters Corp 8,075,177
265,912 Waste Management, Inc 43,758,479
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 51,833,656
CONSUMER DURABLES & APPAREL - 1 .1%
27,039 * Deckers Outdoor Corp 8,468,885
1,072,649 * Mattel, Inc 24,885,457
244,623 n Nike, Inc (Class B) 28,112,075
TOTAL CONSUMER DURABLES & APPAREL 61,466,417
CONSUMER SERVICES - 1 .6%
134,857 *,n Airbnb, Inc 14,966,430
6,483 *,n Booking Holdings, Inc 12,549,078
56,067 Churchill Downs, Inc 11,762,857
219,497 Darden Restaurants, Inc 27,325,182
136,215 Marriott International, Inc (Class A) 21,633,666
TOTAL CONSUMER SERVICES 88,237,213
DIVERSIFIED FINANCIALS - 3 .0%
195,465 American Express Co 30,105,519
86,109 CME Group, Inc 17,177,024
575,764 Equitable Holdings, Inc 16,368,971
1,001,000 * Grab Holdings Ltd. 2,952,950
621,971 Morgan Stanley 52,432,155
117,427 S&P Global, Inc 44,261,759
TOTAL DIVERSIFIED FINANCIALS 163,298,378

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY - 4 .9%
256,813 n Cheniere Energy, Inc $ 38,414,089
590,666 ConocoPhillips 57,548,588
179,388 EOG Resources, Inc 19,951,533
702,623 EQT Corp 30,936,491
686,789 Exxon Mobil Corp 66,570,458
186,858 Helmerich & Payne, Inc 8,651,525
216,890 Hess Corp 24,393,618
282,623 *,n Peabody Energy Corp 5,932,257
248,682 Schlumberger Ltd 9,208,694
94,249 Valero Energy Corp 10,439,962
TOTAL ENERGY 272,047,215
FOOD & STAPLES RETAILING - 1 .4%
847,424 Albertsons Cos, Inc 22,753,334
405,190 Walmart, Inc 53,505,340
TOTAL FOOD & STAPLES RETAILING 76,258,674
FOOD, BEVERAGE & TOBACCO - 4 .8%
7,822 *,n Boston Beer Co, Inc (Class A) 2,975,723
223,031 * Bunge Ltd 20,592,452
487,990 Coca-Cola Co 31,314,318
116,472 Hershey Co 26,550,957
301,957 Lamb Weston Holdings, Inc 24,053,895
644,890 Mondelez International, Inc 41,298,756
395,911 *,n Monster Beverage Corp 39,440,654
373,068 PepsiCo, Inc 65,271,977
56,603 Pernod-Ricard S.A. 11,119,339
TOTAL FOOD, BEVERAGE & TOBACCO 262,618,071
HEALTH CARE EQUIPMENT & SERVICES - 6 .6%
334,450 Abbott Laboratories 36,401,538
68,135 * Acadia Healthcare Co, Inc 5,649,073
197,457 * Boston Scientific Corp 8,105,610
446,825 * Centene Corp 41,541,320
438,741 *,n Dexcom, Inc 36,011,861
257,774 *,n Edwards Lifesciences Corp 25,916,598
83,650 Elevance Health, Inc 39,909,415
336,643 * Envista Holdings Corp 13,684,538
88,121 n HCA Healthcare, Inc 18,718,663
110,771 STERIS plc 24,995,476
213,861 UnitedHealth Group, Inc 115,985,375
TOTAL HEALTH CARE EQUIPMENT & SERVICES 366,919,467
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
286,944 Colgate-Palmolive Co 22,593,971
103,817 n Estee Lauder Cos (Class A) 28,352,423
269,850 Procter & Gamble Co 37,484,863
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 88,431,257
INSURANCE - 3 .5%
188,218 Allstate Corp 22,015,859
736,300 American International Group, Inc 38,118,251
191,399 Chubb Ltd 36,105,507
612,446 Hartford Financial Services Group, Inc 39,484,394
85,960 Marsh & McLennan Cos, Inc 14,094,002
683,202 Metlife, Inc 43,212,526
TOTAL INSURANCE 193,030,539
MATERIALS - 3 .4%
62,058 Air Products & Chemicals, Inc 15,404,657
77,320 Avery Dennison Corp 14,726,367

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
798,441 n Corteva, Inc $ 45,950,280
240,824 Dow, Inc 12,814,245
302,167 DuPont de Nemours, Inc 18,501,685
161,034 Linde plc 48,632,268
160,393 Nutrien Ltd 13,739,264
303,055 Sealed Air Corp 18,522,722
TOTAL MATERIALS 188,291,488
MEDIA & ENTERTAINMENT - 6 .6%
1,827,520 * Alphabet, Inc (Class C) 213,161,933
307,717 * Meta Platforms, Inc 48,957,775
33,650 *,n Netflix, Inc 7,567,885
24,700 Nintendo Co Ltd 11,045,174
413,391 n Paramount Global (Class B) 9,776,697
4,050 *,n Snap, Inc 40,014
190,843 *,n Take-Two Interactive Software, Inc 25,330,591
473,818 *,n Walt Disney Co 50,272,090
TOTAL MEDIA & ENTERTAINMENT 366,152,159
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .8%
488,450 AbbVie, Inc 70,097,460
314,281 *,e,n Axsome Therapeutics, Inc 12,128,104
571,192 Bristol-Myers Squibb Co 42,142,546
191,388 Danaher Corp 55,783,860
193,800 Eli Lilly & Co 63,893,922
253,204 * Horizon Therapeutics Plc 21,008,336
77,444 * IQVIA Holdings, Inc 18,607,470
441,099 Johnson & Johnson 76,980,597
293,093 Merck & Co, Inc 26,184,929
225,209 Sanofi-Aventis 22,379,811
86,233 *,n Seagen, Inc 15,520,215
43,083 * Vertex Pharmaceuticals, Inc 12,080,904
68,151 West Pharmaceutical Services, Inc 23,413,958
146,708 Zoetis, Inc 26,781,545
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 487,003,657
REAL ESTATE - 2 .2%
116,486 American Tower Corp 31,547,903
71,768 AvalonBay Communities, Inc 15,354,046
202,902 Prologis, Inc 26,896,689
184,277 Rexford Industrial Realty, Inc 12,053,559
157,577 Simon Property Group, Inc 17,119,165
191,481 Welltower, Inc 16,532,470
TOTAL REAL ESTATE 119,503,832
RETAILING - 5 .5%
102,471 Advance Auto Parts, Inc 19,840,435
1,400,893 *,n Amazon.com, Inc 189,050,511
290,605 * Children's Place, Inc 12,594,821
130,132 n Home Depot, Inc 39,161,924
50,056 Target Corp 8,178,149
571,707 TJX Companies, Inc 34,965,600
TOTAL RETAILING 303,791,440
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .0%
516,095 *,n Advanced Micro Devices, Inc 48,755,495
67,439 ASML Holding NV 38,739,659
108,185 Broadcom, Inc 57,930,904
431,498 Marvell Technology, Inc 24,025,808
58,882 n Monolithic Power Systems, Inc 27,363,643
280,819 n NVIDIA Corp 51,005,155

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
120,782 QUALCOMM, Inc $ 17,520,637
137,950 *,n Wolfspeed, Inc 11,491,235
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 276,832,536
SOFTWARE & SERVICES - 12 .6%
102,031 Accenture plc 31,248,014
264,260 Mastercard, Inc (Class A) 93,492,546
1,229,423 n Microsoft Corp 345,148,213
657,648 Oracle Corp 51,191,320
32,481 *,n Palo Alto Networks, Inc 16,211,267
300,407 *,n Salesforce, Inc 55,280,896
71,470 *,n ServiceNow, Inc 31,922,790
95,270 *,n Synopsys, Inc 35,011,725
165,969 Visa, Inc (Class A) 35,203,685
TOTAL SOFTWARE & SERVICES 694,710,456
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .6%
2,407,024 Apple, Inc 391,165,470
269,146 * Calix, Inc 15,352,088
472,595 * Ciena Corp 24,385,902
434,634 Cisco Systems, Inc 19,719,345
793,847 Juniper Networks, Inc 22,251,532
697,204 *,n Stratasys Ltd 14,355,430
258,666 TE Connectivity Ltd 34,591,404
27,656 * Teledyne Technologies, Inc 10,824,558
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 532,645,729
TELECOMMUNICATION SERVICES - 0 .6%
1,599,068 AT&T, Inc 30,030,497
TOTAL TELECOMMUNICATION SERVICES 30,030,497
TRANSPORTATION - 1 .5%
109,518 DSV AS 18,453,882
65,768 FedEx Corp 15,329,863
388,691 Knight-Swift Transportation Holdings, Inc 21,358,570
115,556 Union Pacific Corp 26,265,879
TOTAL TRANSPORTATION 81,408,194
UTILITIES - 2 .5%
148,044 Ameren Corp 13,785,857
400,337 American Electric Power Co, Inc 39,457,215
172,709 Evergy, Inc 11,789,116
454,639 NextEra Energy, Inc 38,412,449
312,469 Public Service Enterprise Group, Inc 20,519,839
326,553 RWE AG. 13,433,720
TOTAL UTILITIES 137,398,196
TOTAL COMMON STOCKS 5,534,725,151
(Cost $3,470,348,561)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 27,760,000 Federal Home Loan Bank (FHLB) 0 .000% 08/01/22 27,760,000
TOTAL GOVERNMENT AGENCY DEBT 27,760,000

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
4,451,299 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 4,451,299
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 4,451,299
TOTAL SHORT-TERM INVESTMENTS 32,211,299
(Cost $32,211,299)
TOTAL INVESTMENTS - 100.8% 5,566,936,450
(Cost $3,502,559,860)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (41,833,035)
NET ASSETS - 100.0% $ 5,525,103,415
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,814,844.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
Written options outstanding as of July 31, 2022 were as follows:
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Advanced Micro Devices, Inc, Call 400 $ (163,185) $ 95 .00 10/21/22 $ (360,400)
Advanced Micro Devices, Inc, Put 400 (183,184) 65 .00 10/21/22 (39,200)
Airbnb, Inc, Call 380 (83,207) 130 .00 09/16/22 (107,540)
Amazon.com, Inc, Call 330 (99,318) 130 .00 09/16/22 (326,700)
Ambarella, Inc, Put 290 (962,207) 115 .00 01/20/23 (955,550)
Aptiv plc, Put 165 (104,321) 95 .00 11/18/22 (99,000)
Aptiv plc, Put 165 (192,742) 97 .50 11/18/22 (112,200)
Arcturus Therapeutics Holdings, Inc, Put 500 (623,982) 30 .00 01/20/23 (760,000)
Axsome Therapeutics, Inc, Call 900 (313,167) 55 .00 08/19/22 (123,300)
Axsome Therapeutics, Inc, Call 840 (569,482) 50 .00 12/16/22 (625,800)
Axsome Therapeutics, Inc, Put 220 (263,552) 30 .00 09/16/22 (96,800)
Axsome Therapeutics, Inc, Put 1,260 (808,025) 30 .00 12/16/22 (793,800)
Boeing Co, Put 270 (424,692) 160 .00 09/16/22 (258,660)
Booking Holdings, Inc, Call 22 (26,597) 2,100 .00 08/19/22 (55,286)
Boston Beer Co, Inc, Call 130 (337,728) 370 .00 12/16/22 (658,450)
Boston Beer Co, Inc, Put 52 (895,314) 500 .00 12/16/22 (642,460)
CF Industries Holdings, Inc, Put 39 (15,178) 77 .50 08/19/22 (2,145)
CF Industries Holdings, Inc, Put 430 (279,051) 72 .50 11/18/22 (96,750)
Cheniere Energy, Inc, Put 250 (89,856) 110 .00 08/19/22 (3,750)
Cheniere Energy, Inc, Put 90 (44,774) 115 .00 08/19/22 (1,350)
Cloudflare, Inc, Put 225 (257,230) 95 .00 11/18/22 (1,015,875)
Corteva, Inc, Call 650 (109,178) 60 .00 12/16/22 (224,250)
Corteva, Inc, Put 650 (248,925) 50 .00 12/16/22 (112,125)
Crowdstrike Holdings, Inc, Put 200 (456,984) 165 .00 12/16/22 (344,800)
Dexcom, Inc, Call 260 (167,275) 95 .00 01/20/23 (167,275)
Dexcom, Inc, Put 220 (235,404) 97 .50 09/16/22 (368,060)
Dexcom, Inc, Put 260 (311,962) 87 .50 01/20/23 (311,962)
Dexcom, Inc, Put 260 (354,245) 90 .00 01/20/23 (354,245)
DocuSign, Inc, Put 760 (842,039) 62 .50 12/16/22 (824,600)
DraftKings, Inc, Put 500 (521,483) 30 .00 01/20/23 (841,500)
Duck Creek Technologies, Inc, Put 1,000 (341,699) 22 .50 10/21/22 (905,000)
Edwards Lifesciences Corp, Put 420 (252,516) 90 .00 08/19/22 (14,700)
Emergent BioSolutions, Inc, Put 173 (205,724) 40 .00 03/17/23 (187,705)
Enphase Energy, Inc, Put 350 (71,038) 160 .00 09/16/22 (40,250)
Estee Lauder Cos, Inc, Call 160 (230,808) 260 .00 10/21/22 (410,400)
Estee Lauder Cos, Inc, Put 160 (244,790) 230 .00 01/20/23 (153,600)
Expedia Group, Inc, Put 400 (259,038) 80 .00 10/21/22 (100,200)
Expedia Group, Inc, Put 340 (515,422) 100 .00 12/16/22 (374,850)
Farfetch Ltd, Put 764 (662,011) 25 .00 01/20/23 (1,311,024)
Generac Holdings, Inc, Put 60 (167,877) 260 .00 12/16/22 (183,000)
Generac Holdings, Inc, Put 60 (188,877) 270 .00 12/16/22 (217,200)

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
concluded
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
General Motors Co, Put 800 $ (399,167) $ 35 .00 12/16/22 $ (230,400)
Global Payments, Inc, Put 288 (215,123) 100 .00 11/18/22 (83,520)
HCA Healthcare, Inc, Call 190 (18,994) 240 .00 09/16/22 (18,994)
HCA Healthcare, Inc, Put 215 (223,410) 160 .00 12/16/22 (72,025)
Home Depot, Inc, Call 240 (290,022) 380 .00 01/20/23 (48,000)
Home Depot, Inc, Put 240 (658,271) 300 .00 01/20/23 (562,800)
IDEXX Laboratories, Inc, Put 73 (350,110) 420 .00 10/21/22 (284,700)
Intel Corp, Put 1,000 (707,955) 40 .00 06/16/23 (707,955)
Intuitive Surgical, Inc, Put 190 (430,905) 210 .00 01/20/23 (268,090)
Lululemon Athletica, Inc, Put 200 (355,584) 250 .00 12/16/22 (225,000)
Lululemon Athletica, Inc, Put 65 (160,154) 260 .00 12/16/22 (94,900)
Lululemon Athletica, Inc, Put 65 (179,524) 270 .00 12/16/22 (113,880)
Microsoft Corp, Call 144 (34,987) 290 .00 09/16/22 (84,816)
Moderna, Inc, Put 300 (2,205,880) 220 .00 01/20/23 (1,946,249)
Monolithic Power Systems, Inc, Call 100 (169,796) 540 .00 12/16/22 (298,500)
Monolithic Power Systems, Inc, Put 100 (363,995) 350 .00 12/16/22 (142,000)
Monster Beverage Corp, Put 560 (41,423) 75 .00 08/19/22 (11,200)
Netflix, Inc, Call 170 (78,533) 255 .00 09/16/22 (73,100)
Netflix, Inc, Put 4 (31,090) 400 .00 01/20/23 (69,600)
Nike, Inc, Put 500 (36,485) 85 .00 09/16/22 (13,500)
NVIDIA Corp, Call 200 (91,992) 200 .00 09/16/22 (140,000)
Palo Alto Networks, Inc, Call 67 (115,078) 590 .00 09/16/22 (35,510)
Palo Alto Networks, Inc, Call 67 (144,790) 620 .00 12/16/22 (98,825)
Palo Alto Networks, Inc, Put 67 (164,886) 410 .00 09/16/22 (46,900)
Paramount Global, Put 438 (293,449) 35 .00 09/16/22 (499,320)
Paramount Global, Put 454 (329,465) 30 .00 01/20/23 (335,960)
PayPal Holdings, Inc, Put 210 (132,291) 75 .00 11/18/22 (111,300)
Peabody Energy Corp, Call 1,000 (36,970) 29 .00 08/19/22 (15,000)
Petco Health & Wellness Co, Inc, Put 1,600 (327,354) 14 .00 12/16/22 (284,000)
Roku, Inc, Put 840 (54,574) 50 .00 08/19/22 (54,574)
Royal Caribbean Cruises Ltd, Put 124 (63,319) 55 .00 09/16/22 (207,080)
Royal Caribbean Cruises Ltd, Put 300 (501,580) 50 .00 01/20/23 (425,100)
Salesforce, Inc, Call 190 (93,094) 220 .00 09/16/22 (21,660)
Salesforce, Inc, Put 190 (157,121) 145 .00 12/16/22 (93,860)
Seagen, Inc, Put 160 (327,675) 135 .00 09/16/22 (23,600)
ServiceNow, Inc, Call 84 (106,927) 560 .00 09/16/22 (15,750)
Shake Shack, Inc, Put 480 (683,442) 57 .50 01/20/23 (528,000)
Snap, Inc, Put 72 (104,586) 37 .00 01/20/23 (195,840)
Snowflake, Inc, Put 210 (930,781) 215 .00 01/20/23 (1,526,700)
Sociedad Quimica y Minera de Chile S.A., Call 385 (147,825) 85 .00 07/19/22 (11,550)
Sociedad Quimica y Minera de Chile S.A., Put 1,200 (1,073,640) 80 .00 12/16/22 (582,000)
Spirit AeroSystems Holdings, Inc, Call 880 (127,571) 40 .00 10/21/22 (79,200)
Spirit AeroSystems Holdings, Inc, Put 880 (124,051) 24 .00 10/21/22 (52,800)
Spirit AeroSystems Holdings, Inc, Put 880 (320,287) 31 .00 01/20/23 (321,200)
Stratasys Ltd, Call 1,300 (74,913) 22 .50 08/19/22 (68,250)
Synopsys, Inc, Call 110 (33,340) 390 .00 09/16/22 (88,000)
Take-Two Interactive Software, Inc, Call 290 (147,311) 170 .00 09/16/22 (11,600)
Take-Two Interactive Software, Inc, Put 290 (185,011) 120 .00 09/16/22 (92,800)
Teradyne, Inc, Put 520 (296,113) 80 .00 10/21/22 (79,300)
Tesla, Inc, Call 84 (147,499) 985 .00 09/16/22 (274,428)
Tesla, Inc, Call 111 (649,681) 900 .00 10/21/22 (1,043,400)
Tesla, Inc, Call 65 (364,531) 980 .00 10/21/22 (364,531)
Tesla, Inc, Put 84 (78,025) 625 .00 08/19/22 (11,928)
Tesla, Inc, Put 65 (540,693) 680 .00 09/16/22 (77,155)
Tesla, Inc, Put 111 (1,262,147) 710 .00 12/16/22 (548,673)
Twitter, Inc, Put 1,400 (305,502) 30 .00 11/18/22 (329,000)
Ulta Beauty, Inc, Put 140 (315,641) 330 .00 09/16/22 (85,820)
Walt Disney Co, Put 380 (43,657) 85 .00 09/16/22 (19,000)
Wolfspeed, Inc, Call 440 (45,306) 95 .00 08/19/22 (72,600)
World Wrestling Entertainment, Inc, Put 760 (37,217) 55 .00 09/16/22 (30,400)
WW International, Inc, Put 1,000 (192,970) 10 .00 01/20/23 (360,000)
Zscaler, Inc, Put 210 (1,231,599) 200 .00 01/20/23 (1,140,300)
Total 38,787  $ (32,479,399)  $ (30,333,905)

Portfolio of investments
(unaudited)
Large-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 3 .0%
60,167 *,e Rivian Automotive, Inc $ 2,063,728
177,675 * Tesla, Inc 158,388,379
TOTAL AUTOMOBILES & COMPONENTS 160,452,107
CAPITAL GOODS - 2 .2%
230,809 * Boeing Co 36,770,182
152,991 Deere & Co 52,503,451
260,240 Safran S.A. 28,604,418
TOTAL CAPITAL GOODS 117,878,051
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
701,954 Experian Group Ltd 24,576,991
274,195 Verisk Analytics, Inc 52,165,599
749,794 Waste Connections, Inc 100,000,026
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 176,742,616
CONSUMER DURABLES & APPAREL - 1 .4%
218,454 Essilor International S.A. 34,249,729
155,184 Nike, Inc (Class B) 17,833,745
3,419,000 Prada S.p.A 19,733,295
TOTAL CONSUMER DURABLES & APPAREL 71,816,769
CONSUMER SERVICES - 2 .8%
77,263 * Booking Holdings, Inc 149,557,216
TOTAL CONSUMER SERVICES 149,557,216
DIVERSIFIED FINANCIALS - 1 .9%
180,112 American Express Co 27,740,851
3,133,698 * Grab Holdings Ltd. 9,244,409
343,487 * Liberty Media Acquisition Corp 3,403,956
433,696 * Ribbit LEAP Ltd 4,328,286
153,040 S&P Global, Inc 57,685,367
TOTAL DIVERSIFIED FINANCIALS 102,402,869
ENERGY - 2 .0%
528,216 ConocoPhillips 51,464,085
125,102 Pioneer Natural Resources Co 29,642,919
196,519 Valero Energy Corp 21,768,409
TOTAL ENERGY 102,875,413
FOOD & STAPLES RETAILING - 2 .2%
212,617 Costco Wholesale Corp 115,089,582
TOTAL FOOD & STAPLES RETAILING 115,089,582
FOOD, BEVERAGE & TOBACCO - 3 .7%
1,694,442 Davide Campari-Milano NV 18,811,459
980,879 * Monster Beverage Corp 97,715,166
446,362 PepsiCo, Inc 78,095,495
TOTAL FOOD, BEVERAGE & TOBACCO 194,622,120
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
94,222 * Align Technology, Inc 26,473,555
449,260 * Dexcom, Inc 36,875,261
242,368 * Intuitive Surgical, Inc 55,785,843
279,794 UnitedHealth Group, Inc 151,743,478
TOTAL HEALTH CARE EQUIPMENT & SERVICES 270,878,137

Portfolio of investments
(unaudited)
Large-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE - 0 .8%
798,103 American International Group, Inc $ 41,317,792
TOTAL INSURANCE 41,317,792
MATERIALS - 0 .5%
78,800 Linde plc 23,797,600
TOTAL MATERIALS 23,797,600
MEDIA & ENTERTAINMENT - 9 .9%
2,397,716 * Alphabet, Inc (Class C) 279,669,594
195,180 * IAC 13,369,830
326,446 * Match Group, Inc 23,931,756
599,756 * Meta Platforms, Inc 95,421,180
149,216 * Netflix, Inc 33,558,678
718,577 * ROBLOX Corp 30,848,511
499,213 * Twitter, Inc 20,772,253
233,110 * Walt Disney Co 24,732,971
TOTAL MEDIA & ENTERTAINMENT 522,304,773
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .7%
617,734 AbbVie, Inc 88,651,006
1,221,442 * Avantor, Inc 35,446,247
253,795 * Horizon Therapeutics Plc 21,057,371
232,310 * Illumina, Inc 50,336,931
302,450 Zoetis, Inc 55,212,248
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 250,703,803
RETAILING - 12 .9%
243,001 * Alibaba Group Holding Ltd (ADR) 21,716,999
3,844,868 * Amazon.com, Inc 518,864,937
252,453 * CarMax, Inc 25,129,172
936,550 * Coupang, Inc 16,192,949
586,769 eBay, Inc 28,534,576
32,969 Kering 18,874,455
876,491 TJX Companies, Inc 53,606,190
TOTAL RETAILING 682,919,278
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .9%
715,907 * Advanced Micro Devices, Inc 67,631,734
611,657 Applied Materials, Inc 64,823,409
183,061 Broadcom, Inc 98,025,504
564,805 Marvell Technology, Inc 31,448,342
427,831 NVIDIA Corp 77,706,945
284,260 * Taiwan Semiconductor Manufacturing Co Ltd (ADR) 25,151,325
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 364,787,259
SOFTWARE & SERVICES - 28 .3%
236,701 Accenture plc 72,492,048
14,967 *,g Adyen NV 26,922,218
306,975 * DocuSign, Inc 19,640,260
201,454 Intuit, Inc 91,897,271
1,976,713 Microsoft Corp 554,942,408
715,396 Oracle Corp 55,686,425
72,029 * Palo Alto Networks, Inc 35,949,674
436,634 * PayPal Holdings, Inc 37,781,940
823,184 * Qualtrics International, Inc 10,495,596
115,520 Roper Technologies, Inc 50,444,118
580,574 * Salesforce, Inc 106,837,227
146,348 * ServiceNow, Inc 65,367,798
105,904 * Synopsys, Inc 38,919,720
1,368,635 Visa, Inc (Class A) 290,301,170

Portfolio of investments
(unaudited)
Large-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
241,911 * Workday, Inc $ 37,520,396
TOTAL SOFTWARE & SERVICES 1,495,198,269
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .3%
2,034,612 Apple, Inc 330,644,796
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 330,644,796
TRANSPORTATION - 1 .9%
1,682,965 * Uber Technologies, Inc 39,465,529
274,780 Union Pacific Corp 62,457,494
TOTAL TRANSPORTATION 101,923,023
TOTAL COMMON STOCKS 5,275,911,473
(Cost $3,635,249,003)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .3%
$ 18,310,000 r Fixed Income Clearing Corp (FICC) 2 .240% 08/01/22 18,310,000
TOTAL REPURCHASE AGREEMENT 18,310,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
11,625 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 11,625
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 11,625
TOTAL SHORT-TERM INVESTMENTS 18,321,625
(Cost $18,321,625)
TOTAL INVESTMENTS - 100.1% 5,294,233,098
(Cost $3,653,570,628)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (7,308,945)
NET ASSETS - 100.0% $ 5,286,924,153
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,067,673.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $26,922,218 or 0.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $18,310,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $18,676,268.

Large-Cap Value Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
BANKS - 9 .7%
3,574,758 Bank of America Corp $ 120,862,568
1,187,312 JPMorgan Chase & Co 136,968,312
404,468 PNC Financial Services Group, Inc 67,117,420
1,165,690 US Bancorp 55,020,568
2,432,794 Wells Fargo & Co 106,726,673
TOTAL BANKS 486,695,541
CAPITAL GOODS - 11 .2%
191,012 Allegion plc 20,189,968
174,926 * Boeing Co 27,867,461
127,994 Caterpillar, Inc 25,374,811
161,682 Deere & Co 55,486,029
382,856 Dover Corp 51,180,190
383,037 Eaton Corp 56,838,860
433,203 Honeywell International, Inc 83,374,249
796,048 Masco Corp 44,085,138
225,540 Parker-Hannifin Corp 65,201,359
1,180,758 Raytheon Technologies Corp 110,058,453
152,419 Trane Technologies plc 22,404,069
TOTAL CAPITAL GOODS 562,060,587
CONSUMER DURABLES & APPAREL - 0 .9%
9,715 * NVR, Inc 42,678,967
TOTAL CONSUMER DURABLES & APPAREL 42,678,967
CONSUMER SERVICES - 3 .4%
15,320 * Booking Holdings, Inc 29,654,771
510,224 Hilton Worldwide Holdings, Inc 65,344,388
284,525 McDonald's Corp 74,935,349
TOTAL CONSUMER SERVICES 169,934,508
DIVERSIFIED FINANCIALS - 6 .4%
483,181 American Express Co 74,419,538
301,984 * Berkshire Hathaway, Inc (Class B) 90,776,390
72,190 BlackRock, Inc 48,308,104
403,556 Charles Schwab Corp 27,865,542
235,773 Goldman Sachs Group, Inc 78,604,360
TOTAL DIVERSIFIED FINANCIALS 319,973,934
ENERGY - 8 .1%
982,241 Chevron Corp 160,871,431
1,273,837 ConocoPhillips 124,109,939
559,982 EOG Resources, Inc 62,281,198
523,435 Valero Energy Corp 57,980,895
TOTAL ENERGY 405,243,463
FOOD & STAPLES RETAILING - 1 .5%
575,204 Walmart, Inc 75,955,688
TOTAL FOOD & STAPLES RETAILING 75,955,688
FOOD, BEVERAGE & TOBACCO - 1 .0%
757,922 Mondelez International, Inc 48,537,325
TOTAL FOOD, BEVERAGE & TOBACCO 48,537,325
HEALTH CARE EQUIPMENT & SERVICES - 9 .6%
616,818 Abbott Laboratories 67,134,471
295,097 Cigna Corp 81,257,910
203,315 Elevance Health, Inc 97,001,586
230,735 HCA Healthcare, Inc 49,012,729

Portfolio of investments
(unaudited)
Large-Cap Value Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
722,030 Medtronic plc $ 66,802,216
175,126 UnitedHealth Group, Inc 94,977,835
206,855 Zimmer Biomet Holdings, Inc 22,834,723
TOTAL HEALTH CARE EQUIPMENT & SERVICES 479,021,470
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
254,846 Procter & Gamble Co 35,400,658
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 35,400,658
INSURANCE - 5 .2%
1,315,074 American International Group, Inc 68,081,381
465,532 Chubb Ltd 87,817,957
363,750 Marsh & McLennan Cos, Inc 59,640,450
745,605 Metlife, Inc 47,159,516
TOTAL INSURANCE 262,699,304
MATERIALS - 5 .2%
279,565 Ball Corp 20,525,662
668,750 Crown Holdings, Inc 67,998,500
664,235 DuPont de Nemours, Inc 40,671,109
210,588 Linde plc 63,597,576
350,599 PPG Industries, Inc 45,328,945
127,942 Reliance Steel & Aluminum Co 24,340,966
TOTAL MATERIALS 262,462,758
MEDIA & ENTERTAINMENT - 6 .2%
702,373 * Alphabet, Inc (Class C) 81,924,787
56,939 * Charter Communications, Inc 24,603,342
2,265,591 Comcast Corp (Class A) 85,004,974
371,617 * Meta Platforms, Inc 59,124,265
562,627 * Walt Disney Co 59,694,724
TOTAL MEDIA & ENTERTAINMENT 310,352,092
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
267,134 AbbVie, Inc 38,336,401
1,178,986 Bristol-Myers Squibb Co 86,985,587
1,020,764 Johnson & Johnson 178,143,733
569,571 Merck & Co, Inc 50,885,473
929,981 Pfizer, Inc 46,973,340
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 401,324,534
REAL ESTATE - 1 .0%
393,358 Prologis, Inc 52,143,536
TOTAL REAL ESTATE 52,143,536
RETAILING - 1 .4%
231,571 Home Depot, Inc 69,688,977
TOTAL RETAILING 69,688,977
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .6%
337,556 Analog Devices, Inc 58,046,130
387,221 Applied Materials, Inc 41,037,682
502,757 Intel Corp 18,255,107
44,840 Lam Research Corp 22,442,868
809,149 Micron Technology, Inc 50,053,957
227,004 NXP Semiconductors NV 41,741,495
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 231,577,239
SOFTWARE & SERVICES - 4 .7%
163,009 Accenture plc 49,923,136
561,423 * Fiserv, Inc 59,331,183

Portfolio of investments
(unaudited)
Large-Cap Value Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
262,287 Microsoft Corp $ 73,634,452
695,814 Oracle Corp 54,162,162
TOTAL SOFTWARE & SERVICES 237,050,933
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .8%
1,368,665 Cisco Systems, Inc 62,096,331
596,825 TE Connectivity Ltd 79,813,407
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 141,909,738
TELECOMMUNICATION SERVICES - 1 .4%
497,909 * T-Mobile US, Inc 71,230,862
TOTAL TELECOMMUNICATION SERVICES 71,230,862
TRANSPORTATION - 2 .7%
726,667 *,†,b AMR Corporation 7,266
1,178,699 CSX Corp 38,107,339
300,973 Union Pacific Corp 68,411,163
153,484 United Parcel Service, Inc (Class B) 29,912,497
TOTAL TRANSPORTATION 136,438,265
UTILITIES - 3 .7%
500,185 Ameren Corp 46,577,227
520,744 American Electric Power Co, Inc 51,324,529
1,229,304 Centerpoint Energy, Inc 38,956,644
587,166 NextEra Energy, Inc 49,609,655
TOTAL UTILITIES 186,468,055
TOTAL COMMON STOCKS 4,988,848,434
(Cost $3,524,893,977)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 7,480,000 Federal Home Loan Bank (FHLB) 0 .000% 08/01/22 7,480,000
10,300,000 FHLB 0 .000 08/05/22 10,297,510
TOTAL GOVERNMENT AGENCY DEBT 17,777,510
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 08/02/22 9,999,507
TOTAL TREASURY DEBT 9,999,507
TOTAL SHORT-TERM INVESTMENTS 27,777,017
(Cost $27,777,890)
TOTAL INVESTMENTS - 100.0% 5,016,625,451
(Cost $3,552,671,867)
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,284,516
NET ASSETS - 100.0% $ 5,017,909,967
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
CAPITAL GOODS - 6.7%
38,418 Carlisle Cos, Inc $ 11,375,570
231,424 Carrier Global Corp 9,379,615
23,826 L3Harris Technologies, Inc 5,717,525
302,652 Spirit Aerosystems Holdings, Inc (Class A) 9,933,039
31,583 * TransDigm Group, Inc 19,655,364
46,634 W.W. Grainger, Inc 25,346,978
TOTAL CAPITAL GOODS 81,408,091
COMMERCIAL & PROFESSIONAL SERVICES - 9.1%
589,145 * ACV Auctions, Inc 4,353,781
265,798 * Cimpress plc 10,682,422
511,984 * Driven Brands Holdings, Inc 15,554,074
342,253 Experian Group Ltd 11,983,049
880,589 * First Advantage Corp 12,354,664
169,038 Verisk Analytics, Inc 32,159,479
172,525 Waste Connections, Inc 23,009,659
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 110,097,128
CONSUMER DURABLES & APPAREL - 3.2%
198,791 * Capri Holdings Ltd 9,677,146
87,954 Garmin Ltd 8,586,069
19,282 * Lululemon Athletica, Inc 5,987,254
2,028,700 Prada S.p.A 11,708,961
953,487 *,e Traeger, Inc 2,927,205
TOTAL CONSUMER DURABLES & APPAREL 38,886,635
CONSUMER SERVICES - 4.3%
157,636 *,e Dutch Bros, Inc 5,909,774
311,063 * Entain PLC 4,577,308
534,944 e European Wax Center, Inc 11,191,029
169,800 * Expedia Group, Inc 18,007,290
73,823 * Hyatt Hotels Corp 6,108,853
112,636 Restaurant Brands International, Inc 6,038,416
TOTAL CONSUMER SERVICES 51,832,670
DIVERSIFIED FINANCIALS - 3.7%
45,593 Ameriprise Financial, Inc 12,306,463
814,235 * Grab Holdings Ltd. 2,401,993
281,299 Jefferies Financial Group, Inc 9,161,909
87,301 * Liberty Media Acquisition Corp 865,153
56,083 LPL Financial Holdings, Inc 11,772,943
106,589 Tradeweb Markets, Inc 7,516,656
TOTAL DIVERSIFIED FINANCIALS 44,025,117
ENERGY - 4.8%
156,554 Cheniere Energy, Inc 23,417,347
329,003 Halliburton Co 9,639,788
102,506 Pioneer Natural Resources Co 24,288,797
TOTAL ENERGY 57,345,932
FOOD & STAPLES RETAILING - 0.6%
136,027 * Performance Food Group Co 6,761,902
TOTAL FOOD & STAPLES RETAILING 6,761,902
FOOD, BEVERAGE & TOBACCO - 3.4%
1,078,137 Davide Campari-Milano NV 11,969,327
424,662 Fevertree Drinks plc 5,563,991
99,765 * Freshpet, Inc 5,331,441

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
79,848 Hershey Co $ 18,202,150
TOTAL FOOD, BEVERAGE & TOBACCO 41,066,909
HEALTH CARE EQUIPMENT & SERVICES - 7.0%
32,856 * Align Technology, Inc 9,231,550
261,245 * Dexcom, Inc 21,442,990
159,999 * Guardant Health, Inc 8,027,150
79,574 * Molina Healthcare, Inc 26,077,991
86,681 * Veeva Systems, Inc 19,380,138
TOTAL HEALTH CARE EQUIPMENT & SERVICES 84,159,819
INSURANCE - 0.6%
117,527 * Trupanion, Inc 7,407,727
TOTAL INSURANCE 7,407,727
MATERIALS - 2.4%
34,615 Albemarle Corp 8,456,791
103,805 Corteva, Inc 5,973,978
94,077 Crown Holdings, Inc 9,565,749
55,963 Westlake Chemical Corp 5,447,438
TOTAL MATERIALS 29,443,956
MEDIA & ENTERTAINMENT - 4.2%
55,004 Electronic Arts, Inc 7,218,175
61,327 * IAC 4,200,899
272,567 * Match Group, Inc 19,981,887
277,633 * ROBLOX Corp 11,918,785
168,783 * Twitter, Inc 7,023,060
TOTAL MEDIA & ENTERTAINMENT 50,342,806
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
191,818 Agilent Technologies, Inc 25,722,794
586,240 * Avantor, Inc 17,012,685
60,985 * Charles River Laboratories International, Inc 15,279,182
456,499 * Elanco Animal Health, Inc 9,248,670
227,745 * Horizon Therapeutics Plc 18,896,002
55,114 * Repligen Corp 11,759,123
50,535 * Seagen, Inc 9,095,289
54,693 West Pharmaceutical Services, Inc 18,790,327
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 125,804,072
REAL ESTATE - 1.4%
159,754 Simon Property Group, Inc 17,355,675
TOTAL REAL ESTATE 17,355,675
RETAILING - 6.4%
5,139 * AutoZone, Inc 10,984,047
89,172 * Burlington Stores, Inc 12,584,844
124,467 * CarMax, Inc 12,389,445
213,979 * Coupang, Inc 3,699,697
111,097 * Dollar Tree, Inc 18,371,000
660,590 * Farfetch Ltd 5,245,085
112,865 * Five Below, Inc 14,341,756
TOTAL RETAILING 77,615,874
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
152,451 Entegris, Inc 16,754,365
204,660 Marvell Technology, Inc 11,395,469
164,459 Microchip Technology, Inc 11,324,647
58,666 Monolithic Power Systems, Inc 27,263,263

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
54,864 NXP Semiconductors NV $ 10,088,392
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 76,826,136
SOFTWARE & SERVICES - 21.2%
5,611 *,g Adyen NV 10,092,909
485,747 *,e Clear Secure, Inc 12,299,114
145,673 * Datadog, Inc 14,860,103
212,469 * DocuSign, Inc 13,593,767
37,557 * EPAM Systems, Inc 13,116,782
52,347 * Gartner, Inc 13,897,081
49,416 * HubSpot, Inc 15,220,128
2,216,593 * ironSource Ltd 8,644,713
608,640 * Marqeta, Inc 5,836,858
43,913 * MongoDB, Inc 13,721,495
94,665 * Okta, Inc 9,319,769
22,152 * Palo Alto Networks, Inc 11,056,063
126,795 * Paylocity Holding Corp 26,110,894
506,248 * Qualtrics International, Inc 6,454,662
3,114,258 *,e Sabre Corp 19,152,687
275,178 * SentinelOne, Inc 6,838,173
124,733 * Synopsys, Inc 45,839,377
63,843 * Zscaler, Inc 9,899,496
TOTAL SOFTWARE & SERVICES 255,954,071
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
142,241 * Arista Networks, Inc 16,589,568
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,589,568
TRANSPORTATION - 2.7%
683,727 *,e Hertz Global Holdings, Inc 14,645,433
66,727 JB Hunt Transport Services, Inc 12,229,057
369,608 * Lyft, Inc (Class A) 5,122,767
TOTAL TRANSPORTATION 31,997,257
TOTAL COMMON STOCKS 1,204,921,345
(Cost $1,202,038,752)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.2%
TRANSPORTATION - 0.2%
169,870 Hertz Global Holdings, Inc 06/30/51 2,128,471
TOTAL TRANSPORTATION 2,128,471
TOTAL RIGHTS/WARRANTS 2,128,471
(Cost $2,029,947)

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
TRANSPORTATION—continued
SHORT-TERM INVESTMENTS - 2.7%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
33,357,555 c State Street Navigator Securities Lending Government
Money Market Portfolio
2.300% $ 33,357,555
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 33,357,555
TOTAL SHORT-TERM INVESTMENTS 33,357,555
(Cost $33,357,555)
TOTAL INVESTMENTS - 102.8% 1,240,407,371
(Cost $1,237,426,254)
OTHER ASSETS & LIABILITIES, NET - (2.8)% (34,085,518)
NET ASSETS - 100.0% $ 1,206,321,853
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,333,633.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $10,092,909 or 0.8% of net assets.

Portfolio of investments
(unaudited)
Mid-Cap Value Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
BANKS - 5 .6%
235,934 Citizens Financial Group, Inc $ 8,958,414
282,755 East West Bancorp, Inc 20,296,154
368,061 First Interstate Bancsystem, Inc 15,009,527
1,764,556 Huntington Bancshares, Inc 23,450,949
115,942 Signature Bank 21,515,357
342,006 Webster Financial Corp 15,886,179
TOTAL BANKS 105,116,580
CAPITAL GOODS - 16 .2%
202,559 Crane Holdings Co 20,039,162
145,129 Curtiss-Wright Corp 20,817,304
186,706 Dover Corp 24,958,858
149,541 Eaton Corp 22,190,389
319,859 Flowserve Corp 10,824,028
541,175 Howmet Aerospace, Inc 20,093,828
133,401 Hubbell, Inc 29,217,487
367,182 Johnson Controls International plc 19,794,781
132,374 Owens Corning, Inc 12,276,365
129,285 Parker-Hannifin Corp 37,375,001
172,178 Regal-Beloit Corp 23,123,505
74,614 Rockwell Automation, Inc 19,047,462
156,092 * WESCO International, Inc 19,954,801
251,959 Westinghouse Air Brake Technologies Corp 23,550,608
TOTAL CAPITAL GOODS 303,263,579
CONSUMER DURABLES & APPAREL - 3 .8%
352,618 Lennar Corp (Class A) 29,972,530
1,252,705 Newell Brands Inc 25,317,168
2,012,402 * Under Armour, Inc (Class C) 16,622,441
TOTAL CONSUMER DURABLES & APPAREL 71,912,139
CONSUMER SERVICES - 2 .6%
177,514 * Expedia Group, Inc 18,825,360
547,934 Travel & Leisure Co 23,621,435
95,616 Wyndham Hotels & Resorts, Inc 6,636,706
TOTAL CONSUMER SERVICES 49,083,501
DIVERSIFIED FINANCIALS - 6 .1%
659,139 Ally Financial, Inc 21,797,727
115,178 Ameriprise Financial, Inc 31,088,846
771,572 Equitable Holdings, Inc 21,935,792
145,256 LPL Financial Holdings, Inc 30,492,139
223,164 OneMain Holdings, Inc 8,301,701
TOTAL DIVERSIFIED FINANCIALS 113,616,205
ENERGY - 5 .8%
169,531 Devon Energy Corp 10,655,023
114,175 Diamondback Energy, Inc 14,616,683
313,662 Helmerich & Payne, Inc 14,522,551
159,739 Phillips 66 14,216,771
134,240 Pioneer Natural Resources Co 31,808,168
211,801 Valero Energy Corp 23,461,197
TOTAL ENERGY 109,280,393
FOOD & STAPLES RETAILING - 1 .9%
389,793 Albertsons Cos, Inc 10,465,942
516,614 * Performance Food Group Co 25,680,882
TOTAL FOOD & STAPLES RETAILING 36,146,824

Portfolio of investments
(unaudited)
Mid-Cap Value Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 0 .7%
314,792 Keurig Dr Pepper, Inc $ 12,195,042
TOTAL FOOD, BEVERAGE & TOBACCO 12,195,042
HEALTH CARE EQUIPMENT & SERVICES - 6 .9%
484,744 Cardinal Health, Inc 28,871,353
292,525 * Centene Corp 27,196,049
122,649 Cigna Corp 33,772,629
48,958 Humana, Inc 23,597,756
47,028 * Molina Healthcare, Inc 15,412,016
TOTAL HEALTH CARE EQUIPMENT & SERVICES 128,849,803
INSURANCE - 7 .3%
314,947 Allstate Corp 36,839,351
340,159 American International Group, Inc 17,610,031
406,848 * BRP Group, Inc 11,216,799
89,454 Everest Re Group Ltd 23,378,803
332,091 Metlife, Inc 21,004,756
127,508 Prudential Financial, Inc 12,749,525
443,003 Unum Group 14,260,267
TOTAL INSURANCE 137,059,532
MATERIALS - 7 .1%
965,124 * Axalta Coating Systems Ltd 24,340,427
500,477 Corteva, Inc 28,802,451
265,560 Crown Holdings, Inc 27,002,141
443,069 DuPont de Nemours, Inc 27,129,115
1,129,379 Graphic Packaging Holding Co 25,128,683
TOTAL MATERIALS 132,402,817
MEDIA & ENTERTAINMENT - 0 .6%
137,543 * Ziff Davis Inc 11,263,396
TOTAL MEDIA & ENTERTAINMENT 11,263,396
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .4%
127,574 * Jazz Pharmaceuticals plc 19,909,198
105,114 * United Therapeutics Corp 24,288,692
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 44,197,890
REAL ESTATE - 10 .2%
649,906 American Homes 4 Rent 24,618,439
584,009 Apartment Income REIT Corp 26,478,968
112,416 Extra Space Storage, Inc 21,305,080
425,611 Gaming and Leisure Properties, Inc 22,127,516
946,130 Kimco Realty Corp 20,918,934
1,487,586 Medical Properties Trust, Inc 25,645,983
127,858 Sun Communities, Inc 20,963,598
832,036 VICI Properties, Inc 28,447,311
TOTAL REAL ESTATE 190,505,829
RETAILING - 2 .7%
157,310 Advance Auto Parts, Inc 30,458,362
72,207 Lithia Motors, Inc (Class A) 19,155,073
TOTAL RETAILING 49,613,435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .9%
287,477 Micron Technology, Inc 17,783,327
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 17,783,327
SOFTWARE & SERVICES - 3 .9%
243,737 Fidelity National Information Services, Inc 24,900,172
214,470 * Fiserv, Inc 22,665,190

Portfolio of investments
(unaudited)
Mid-Cap Value Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,064,406 NortonLifelock, Inc $ 26,109,879
TOTAL SOFTWARE & SERVICES 73,675,241
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .2%
519,584 * Ciena Corp 26,810,534
2,282,227 Hewlett Packard Enterprise Co 32,498,913
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 59,309,447
TRANSPORTATION - 2 .4%
323,058 * Kirby Corp 20,494,800
241,556 e TFI International, Inc 24,138,691
TOTAL TRANSPORTATION 44,633,491
UTILITIES - 9 .1%
652,762 Alliant Energy Corp 39,772,789
295,705 American Electric Power Co, Inc 29,144,685
539,204 Brookfield Renewable Corp 21,093,660
355,390 Evergy, Inc 24,258,921
426,729 Exelon Corp 19,838,631
507,648 Xcel Energy, Inc 37,149,681
TOTAL UTILITIES 171,258,367
TOTAL COMMON STOCKS 1,861,166,838
(Cost $1,684,976,620)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .7%
$ 12,280,000 r Fixed Income Clearing Corp (FICC) 2 .240% 08/01/22 12,280,000
TOTAL REPURCHASE AGREEMENT 12,280,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
1,577,181 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 1,577,181
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,577,181
TOTAL SHORT-TERM INVESTMENTS 13,857,181
(Cost $13,857,181)
TOTAL INVESTMENTS - 100.2% 1,875,024,019
(Cost $1,698,833,801)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (3,127,928)
NET ASSETS - 100.0% $ 1,871,896,091
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,628,859.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $12,280,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $12,525,635.

Quant Small-Cap Equity Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 0 .7%
26,540 * Dorman Products, Inc $ 2,682,928
612,360 * Goodyear Tire & Rubber Co 7,519,781
320,310 *,e Mullen Automotive, Inc 253,910
70,960 * Stoneridge, Inc 1,335,467
376,740 * Tenneco, Inc 7,109,084
TOTAL AUTOMOBILES & COMPONENTS 18,901,170
BANKS - 11 .4%
55,610 Amalgamated Financial Corp 1,283,479
54,990 Ameris Bancorp 2,600,477
187,440 * Axos Financial, Inc 7,827,495
148,570 Banc of California, Inc 2,601,461
139,331 Bank of NT Butterfield & Son Ltd 4,721,928
128,914 Banner Corp 7,991,379
556,660 Cadence BanCorp 14,528,826
178,180 Cathay General Bancorp 7,430,106
159,240 Central Pacific Financial Corp 3,770,803
312,040 Columbia Banking System, Inc 9,414,247
164,623 ConnectOne Bancorp, Inc 4,352,632
178,230 * Customers Bancorp, Inc 6,806,604
429,100 CVB Financial Corp 11,444,097
170,700 Eagle Bancorp, Inc 8,369,421
66,460 e Enact Holdings, Inc 1,531,238
99,980 Enterprise Financial Services Corp 4,702,059
297,760 Essent Group Ltd 12,434,458
33,570 Federal Agricultural Mortgage Corp (FAMC) 3,702,435
169,180 First Busey Corp 4,170,287
95,450 First Financial Corp 4,459,424
253,180 First Foundation, Inc 5,271,208
165,744 First Interstate Bancsystem, Inc 6,759,040
178,240 First Merchants Corp 7,402,307
260,120 Hancock Whitney Corp 12,696,457
123,860 Heartland Financial USA, Inc 5,561,314
198,300 Heritage Commerce Corp 2,335,974
401,800 Home Bancshares, Inc 9,482,480
147,370 Horizon Bancorp 2,810,346
83,609 Independent Bank Corp 1,754,117
183,670 Lakeland Bancorp, Inc 2,924,026
128,030 Meta Financial Group, Inc 4,317,172
34,030 * Metropolitan Bank Holding Corp 2,361,001
170,800 National Bank Holdings Corp 7,108,696
405,285 * NMI Holdings, Inc 7,676,098
271,640 OceanFirst Financial Corp 5,584,918
441,880 OFG Bancorp 12,138,444
375,590 Old National Bancorp 6,539,022
259,960 Pacific Premier Bancorp, Inc 8,745,054
56,740 Peapack Gladstone Financial Corp 1,853,128
25,170 Preferred Bank 1,829,859
47,410 Premier Financial Corp 1,350,237
64,065 QCR Holdings, Inc 3,798,414
692,050 Radian Group, Inc 15,481,159
223,940 Renasant Corp 7,479,596
230,100 Towne Bank 6,873,087
41,920 Trico Bancshares 2,003,776
483,692 United Community Banks, Inc 16,460,039
21,600 Walker & Dunlop, Inc 2,433,024
268,310 Washington Federal, Inc 9,157,420

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
118,870 WesBanco, Inc $ 4,055,844
TOTAL BANKS 308,386,113
CAPITAL GOODS - 11 .0%
236,180 Altra Industrial Motion Corp 9,855,791
110,020 Applied Industrial Technologies, Inc 11,066,912
158,453 * Atkore International Group, Inc 15,729,629
70,400 Boise Cascade Co 4,977,984
228,860 Comfort Systems USA, Inc 24,181,348
189,470 * Construction Partners Inc 4,505,597
44,319 CSW Industrials, Inc 5,294,791
248,880 * Energy Recovery, Inc 5,532,602
643,330 *,e Enovix Corp 8,569,156
80,865 EnPro Industries, Inc 7,559,260
242,570 * Evoqua Water Technologies Corp 9,244,343
299,600 Federal Signal Corp 12,439,392
427,570 * Fluor Corp 10,864,554
75,590 Franklin Electric Co, Inc 6,865,084
884,480 GrafTech International Ltd 6,810,496
248,250 *,e Infrastructure and Energy Alternatives, Inc 3,505,290
377,710 * Janus International Group, Inc 3,841,311
243,550 Kennametal, Inc 6,539,317
38,150 McGrath RentCorp 3,218,334
591,291 * MRC Global, Inc 6,870,801
135,810 Mueller Industries, Inc 9,144,087
714,710 * NOW, Inc 7,904,693
40,030 * NV5 Global Inc 5,428,068
232,780 * Parsons Corp 10,063,079
258,680 * PGT Innovations, Inc 5,665,092
112,540 Quanex Building Products Corp 2,769,609
170,030 Rush Enterprises, Inc (Class A) 8,193,746
78,400 * SPX Corp 4,635,792
42,060 Standex International Corp 4,083,185
264,220 Terex Corp 8,854,012
136,450 * Titan Machinery, Inc 3,838,339
114,330 Triton International Ltd 7,326,266
262,420 * Triumph Group, Inc 4,078,007
169,730 UFP Industries, Inc 15,650,803
213,700 Wabash National Corp 3,859,422
494,160 * WillScot Mobile Mini Holdings Corp 19,079,518
370,534 Zurn Water Solutions Corp 10,726,959
TOTAL CAPITAL GOODS 298,772,669
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
89,020 Aris Water Solution, Inc 1,884,553
51,240 Brady Corp (Class A) 2,451,834
207,740 * CBIZ, Inc 9,477,099
142,352 Exponent, Inc 14,304,952
322,500 * First Advantage Corp 4,524,675
84,360 * Franklin Covey Co 4,414,559
78,690 Heidrick & Struggles International, Inc 2,450,407
106,310 * Huron Consulting Group, Inc 7,133,401
66,043 ICF International, Inc 6,231,157
324,140 KBR, Inc 17,253,972
102,880 Kforce, Inc 6,774,648
38,320 Korn/Ferry International 2,510,343
78,130 * Montrose Environmental Group, Inc 3,134,576
36,218 * TriNet Group, Inc 2,987,985
209,170 * TrueBlue, Inc 4,526,439
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 90,060,600

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 1 .9%
409,360 * Callaway Golf Co $ 9,394,812
133,370 e Clarus Corp 2,750,089
165,410 * Crocs, Inc 11,849,972
103,150 * G-III Apparel Group Ltd 2,278,584
174,992 * Skyline Champion Corp 11,076,994
256,310 Steven Madden Ltd 8,125,027
271,990 * TRI Pointe Homes, Inc 5,037,255
TOTAL CONSUMER DURABLES & APPAREL 50,512,733
CONSUMER SERVICES - 3 .2%
12,210 * Biglari Holdings, Inc (B Shares) 1,467,764
384,450 Bloomin' Brands, Inc 7,838,936
77,110 Bluegreen Vacations Holding Corp 2,026,451
77,900 Carriage Services, Inc 2,826,212
278,260 * Coursera, Inc 3,865,031
212,670 * Dave & Buster's Entertainment, Inc 7,945,351
75,860 *,e Duolingo, Inc 6,960,155
399,050 * Everi Holdings, Inc 7,665,751
258,000 * Hilton Grand Vacations, Inc 10,518,660
400,330 e International Game Technology plc 7,586,253
145,220 e Krispy Kreme, Inc 2,073,742
185,830 Laureate Education, Inc 2,200,227
144,840 Ruth's Hospitality Group Inc 2,541,942
91,760 * Stride, Inc 4,099,837
307,630 * Sweetgreen, Inc 4,832,867
153,290 Texas Roadhouse, Inc (Class A) 13,369,954
TOTAL CONSUMER SERVICES 87,819,133
DIVERSIFIED FINANCIALS - 3 .2%
174,360 Artisan Partners Asset Management, Inc 6,932,554
2,000,260 BGC Partners, Inc (Class A) 7,300,949
289,250 Broadmark Realty Capital, Inc 2,195,407
56,980 Cohen & Steers, Inc 4,198,856
271,490 e Cowen Group, Inc 9,521,154
87,780 *,e Encore Capital Group, Inc 6,357,905
230,513 * Enova International, Inc 7,955,004
190,970 * Green Dot Corp 5,366,257
513,570 * LendingClub Corp 7,112,944
258,080 * Open Lending Corp 2,673,709
69,020 Piper Jaffray Cos 8,710,324
290,080 Redwood Trust, Inc 2,512,093
188,310 Sculptor Capital Management, Inc 1,847,321
157,040 StepStone Group, Inc 4,183,546
121,380 Victory Capital Holdings, Inc 3,358,585
37,540 Virtus Investment Partners, Inc 7,745,253
TOTAL DIVERSIFIED FINANCIALS 87,971,861
ENERGY - 6 .0%
1,035,270 * Alto Ingredients, Inc 4,451,661
591,660 Berry Petroleum Co LLC 5,052,776
282,408 Brigham Minerals, Inc 7,497,932
996,600 * Centennial Resource Development, Inc 6,637,356
175,480 e Chesapeake Energy Corp 16,524,952
324,080 CVR Energy, Inc 10,869,643
309,150 Delek US Holdings, Inc 8,241,939
29,590 * Denbury, Inc 2,127,817
554,410 * Liberty Oilfield Services, Inc 7,872,622
184,900 Murphy Oil Corp 6,497,386
564,470 * NexTier Oilfield Solutions, Inc 5,627,766
1,767,620 Nordic American Tankers Ltd 4,242,288
154,670 Ovintiv, Inc 7,902,090

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
437,469 * Par Pacific Holdings, Inc $ 7,218,239
638,386 * PBF Energy, Inc 21,290,173
121,500 PDC Energy, Inc 7,981,335
691,210 * RPC, Inc 5,640,274
2,691,099 *,e Tellurian, Inc 10,010,888
392,810 * US Silica Holdings, Inc 5,432,562
136,860 * Valaris Ltd 6,867,635
204,760 * Weatherford International Ltd 4,736,099
TOTAL ENERGY 162,723,433
FOOD & STAPLES RETAILING - 1 .2%
160,478 Andersons, Inc 5,804,489
101,521 *,d BJ's Wholesale Club Holdings, Inc 6,872,972
90,840 * Chefs' Warehouse Holdings, Inc 3,143,973
323,430 * Performance Food Group Co 16,077,705
TOTAL FOOD & STAPLES RETAILING 31,899,139
FOOD, BEVERAGE & TOBACCO - 1 .9%
127,712 Calavo Growers, Inc 5,146,794
144,330 Cal-Maine Foods, Inc 7,376,706
12,560 Coca-Cola Consolidated Inc 6,443,280
467,586 * Hostess Brands, Inc 10,576,795
46,160 MGP Ingredients, Inc 4,855,109
643,780 Primo Water Corp 8,510,772
346,850 * SunOpta, Inc 3,059,217
66,940 Universal Corp 3,742,615
280,390 * Vital Farms, Inc 3,308,602
TOTAL FOOD, BEVERAGE & TOBACCO 53,019,890
HEALTH CARE EQUIPMENT & SERVICES - 8 .2%
485,144 * 1Life Healthcare, Inc 8,218,339
371,790 * AdaptHealth Corp 8,220,277
439,850 * Allscripts Healthcare Solutions, Inc 6,958,427
25,633 * AMN Healthcare Services, Inc 2,882,175
239,317 * Avanos Medical, Inc 6,789,423
149,970 * Axonics Modulation Technologies, Inc 9,728,554
620,320 * Brookdale Senior Living, Inc 2,989,942
339,770 * Cardiovascular Systems, Inc 5,235,856
845,300 * Community Health Systems, Inc 2,518,994
338,090 * Cross Country Healthcare, Inc 8,912,052
199,280 * Evolent Health, Inc 6,773,527
71,510 * Fulgent Genetics, Inc 4,272,722
203,340 * Health Catalyst, Inc 3,403,912
35,410 * HealthEquity, Inc 2,059,800
133,674 * HealthStream, Inc 3,216,196
368,910 *,e Hims & Hers Health, Inc 2,283,553
87,660 * Integer Holding Corp 6,126,557
352,327 * Lantheus Holdings, Inc 27,030,527
167,310 * Meridian Bioscience, Inc 5,297,035
172,390 * Merit Medical Systems, Inc 9,908,977
35,350 * ModivCare, Inc 3,527,930
320,490 *,e Neogen Corp 7,412,934
293,580 * NextGen Healthcare, Inc 5,026,090
435,160 * Option Care Health, Inc 14,621,376
310,130 Patterson Cos, Inc 9,632,638
242,230 * Phreesia, Inc 5,689,983
145,570 * Privia Health Group, Inc 5,354,065
145,550 * PROCEPT BioRobotics Corp 5,574,565
283,350 * Progyny, Inc 8,650,675
35,817 * QuidelOrtho Corp 3,654,767
241,340 * RadNet, Inc 4,964,364

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
43,460 * Shockwave Medical Inc $ 9,167,018
103,160 * Tenet Healthcare Corp 6,820,939
TOTAL HEALTH CARE EQUIPMENT & SERVICES 222,924,189
HOUSEHOLD & PERSONAL PRODUCTS - 0 .6%
329,540 * BellRing Brands, Inc 7,955,096
279,980 * elf Beauty, Inc 9,387,729
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 17,342,825
INSURANCE - 1 .3%
49,580 American Equity Investment Life Holding Co 1,862,225
84,960 Employers Holdings, Inc 3,373,762
2,343,350 * Genworth Financial, Inc (Class A) 9,959,237
117,570 Selective Insurance Group, Inc 9,154,000
145,460 Stewart Information Services Corp 7,949,389
216,396 Universal Insurance Holdings, Inc 2,737,409
TOTAL INSURANCE 35,036,022
MATERIALS - 4 .3%
165,390 AdvanSix, Inc 6,498,173
153,640 American Vanguard Corp 3,596,713
181,900 * Aspen Aerogels, Inc 2,379,252
271,400 Commercial Metals Co 10,752,868
443,740 * Constellium SE 6,491,916
92,660 Innospec, Inc 9,451,320
56,190 * Intrepid Potash, Inc 2,562,264
112,080 Materion Corp 9,183,835
150,114 Myers Industries, Inc 3,652,274
682,010 * O-I Glass, Inc 10,032,367
89,074 Olympic Steel, Inc 2,648,170
271,880 Orion Engineered Carbons SA 4,700,805
451,690 * Rayonier Advanced Materials, Inc 1,598,983
237,850 Ryerson Holding Corp 6,517,090
189,265 Schnitzer Steel Industries, Inc (Class A) 6,730,263
123,540 Sensient Technologies Corp 10,621,969
37,610 Stepan Co 4,220,218
111,420 Sylvamo Corp 4,372,121
470,830 Tronox Holdings plc 7,349,656
147,940 United States Steel Corp 3,498,781
TOTAL MATERIALS 116,859,038
MEDIA & ENTERTAINMENT - 2 .3%
339,879 * Cargurus, Inc 8,255,661
410,280 * Cars.com, Inc 4,824,893
1,754,240 * Clear Channel 2,719,072
592,660 Entravision Communications Corp (Class A) 3,176,657
345,720 * Integral Ad Science Holding Corp 3,273,968
184,800 * Liberty Braves Group (Class C) 5,113,416
363,850 * Lions Gate Entertainment Corp (Class A) 3,187,326
463,590 * Magnite, Inc 3,541,827
222,610 Sinclair Broadcast Group, Inc (Class A) 4,861,802
609,890 TEGNA, Inc 12,771,097
23,887 *,e Urban One, Inc 120,152
318,820 * WideOpenWest, Inc 5,859,912
125,280 * Yelp, Inc 3,841,085
TOTAL MEDIA & ENTERTAINMENT 61,546,868
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .6%
426,210 * Acadia Pharmaceuticals, Inc 6,261,025
163,610 *,e Adicet Bio, Inc 2,763,373
1,305,430 * ADMA Biologics, Inc 2,793,620

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,647,871 * Agenus, Inc $ 4,251,507
382,290 * Alkermes plc 9,786,624
182,580 * Amphastar Pharmaceuticals, Inc 6,826,666
200,350 *,e Amylyx Pharmaceuticals, Inc 5,407,446
199,930 * Arcutis Biotherapeutics, Inc 4,850,302
78,742 * Arrowhead Pharmaceuticals Inc 3,348,897
778,060 * BioCryst Pharmaceuticals, Inc 8,574,221
259,890 * C4 Therapeutics, Inc 2,505,340
149,892 * CareDx, Inc 3,565,931
714,470 * Catalyst Pharmaceuticals, Inc 7,316,173
267,730 * ChemoCentryx, Inc 6,323,783
333,350 * Chinook Therapeutics, Inc 6,170,309
446,931 * Codexis, Inc 3,065,947
374,250 * Coherus Biosciences, Inc 3,169,898
234,170 * Crinetics Pharmaceuticals, Inc 4,498,406
1,421,290 *,e CTI BioPharma Corp 9,295,237
391,490 * Cytek Biosciences, Inc 5,011,072
557,930 *,e Dynavax Technologies Corp 8,023,033
286,350 *,e Editas Medicine, Inc 4,555,829
480,080 * Evolus, Inc 5,919,386
244,300 *,e Fulcrum Therapeutics, Inc 1,436,484
241,680 * Global Blood Therapeutics, Inc 7,907,770
128,533 * Harmony Biosciences Holdings, Inc 6,520,479
233,060 * Ideaya Biosciences, Inc 3,477,255
359,950 * Innoviva, Inc 5,161,683
179,620 *,e Intercept Pharmaceuticals, Inc 2,291,951
211,254 * Intra-Cellular Therapies, Inc 11,433,066
707,760 * Iovance Biotherapeutics, Inc 8,245,404
700,362 * Ironwood Pharmaceuticals, Inc 8,019,145
128,460 * iTeos Therapeutics, Inc 3,142,132
463,229 * IVERIC bio, Inc 4,951,918
707,600 *,e Karyopharm Therapeutics, Inc 3,007,300
506,900 * Kezar Life Sciences, Inc 4,952,413
614,040 *,e MannKind Corp 2,118,438
756,540 * Mersana Therapeutics, Inc 3,835,658
234,920 * NeoGenomics, Inc 2,377,390
321,130 * NGM Biopharmaceuticals Inc 4,649,962
407,280 * Nkarta, Inc 5,502,353
359,090 * Nurix Therapeutics, Inc 5,731,076
106,564 Phibro Animal Health Corp 2,085,457
54,210 * Prestige Consumer Healthcare, Inc. 3,269,405
139,680 * Prometheus Biosciences, Inc 5,960,146
154,180 * Protagonist Therapeutics, Inc 1,534,091
179,190 * Prothena Corp plc 5,565,641
110,578 * Quanterix Corp 1,768,142
921,920 * Rigel Pharmaceuticals, Inc 1,097,085
1,117,656 * Sangamo Therapeutics Inc 4,794,744
174,136 * Travere Therapeutics, Inc 4,099,161
398,040 * Vanda Pharmaceuticals, Inc 4,290,871
232,650 * Vir Biotechnology, Inc 6,469,997
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 259,980,642
REAL ESTATE - 7 .0%
131,700 Agree Realty Corp 10,482,003
226,810 Alexander & Baldwin, Inc 4,515,787
355,350 Apple Hospitality REIT, Inc 5,927,238
204,690 Corporate Office Properties Trust 5,762,023
529,700 * Cushman & Wakefield plc 8,898,960
91,080 EastGroup Properties, Inc 15,532,783
391,240 Essential Properties Realty Trust, Inc 9,436,709
201,450 Healthcare Realty Trust, Inc 5,288,062

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
177,560 Independence Realty Trust, Inc $ 3,941,832
191,885 Kennedy-Wilson Holdings, Inc 3,964,344
709,220 Macerich Co 7,524,824
157,290 Marcus & Millichap, Inc 6,436,307
306,670 National Storage Affiliates Trust 16,817,783
254,528 Newmark Group, Inc 2,901,619
91,120 Office Properties Income Trust 1,893,474
357,150 Outfront Media, Inc 6,592,989
659,020 Paramount Group, Inc 5,173,307
317,300 Phillips Edison & Co, Inc 10,800,892
297,060 Piedmont Office Realty Trust, Inc 4,087,546
205,290 PotlatchDeltic Corp 10,065,369
355,560 Retail Opportunities Investment Corp 6,208,078
419,900 STAG Industrial, Inc 13,764,322
569,520 * Summit Hotel Properties, Inc 4,470,732
511,190 Tanger Factory Outlet Centers, Inc 8,317,061
728,130 Uniti Group, Inc 7,259,456
417,430 * Whitestone REIT 4,687,739
TOTAL REAL ESTATE 190,751,239
RETAILING - 2 .0%
150,880 Academy Sports & Outdoors, Inc 6,492,366
29,330 * Boot Barn Holdings, Inc 1,827,259
667,190 * CarParts.com, Inc 5,324,176
240,580 Designer Brands, Inc 3,471,569
694,710 Macy's, Inc 12,261,632
149,320 * MarineMax, Inc 6,098,229
124,660 Monro Muffler, Inc 6,251,699
760,120 *,e RealReal, Inc 1,771,080
235,520 Rent-A-Center, Inc 5,541,786
211,600 * Sally Beauty Holdings, Inc 2,704,248
25,770 e Signet Jewelers Ltd 1,570,939
TOTAL RETAILING 53,314,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .5%
317,957 * Lattice Semiconductor Corp 19,554,355
137,380 * MACOM Technology Solutions Holdings, Inc 7,959,797
221,710 * MaxLinear, Inc 8,959,301
444,400 * Photronics, Inc 10,581,164
190,320 * Semtech Corp 11,862,646
20,170 * Silicon Laboratories, Inc 2,974,672
225,520 * Veeco Instruments, Inc 4,916,336
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 66,808,271
SOFTWARE & SERVICES - 6 .8%
268,640 A10 Networks, Inc 4,005,422
374,700 * ACI Worldwide, Inc 10,690,191
220,690 *,e Alkami Technology, Inc 3,072,005
451,260 * AvidXchange Holdings, Inc 3,258,097
444,770 * Box, Inc 12,649,259
212,340 * Brightcove, Inc 1,263,423
162,320 * ChannelAdvisor Corp 2,392,597
177,870 *,e Clear Secure, Inc 4,503,668
105,310 * Commvault Systems, Inc 5,906,838
1,121,800 * Conduent, Inc 5,227,588
211,640 * Digital Turbine, Inc 4,247,615
38,840 * DigitalOcean Holdings, Inc 1,591,663
128,150 * Domo, Inc 3,589,482
301,480 * EngageSmart, Inc 5,688,928
95,900 * ExlService Holdings, Inc 16,146,683
306,660 * Flywire Corp 7,194,244

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
421,920 * Grid Dynamics Holdings, Inc $ 7,961,630
356,080 * KnowBe4, Inc 5,088,383
146,880 * Pagerduty, Inc 3,808,598
176,645 Progress Software Corp 8,295,249
100,570 * Qualys, Inc 12,301,722
19,604 * Rapid7, Inc 1,254,068
551,970 * Repay Holdings Corp 7,396,398
134,530 Sapiens International Corp NV 3,539,484
154,550 * Sprout Social, Inc 8,052,055
91,110 * SPS Commerce, Inc 10,911,334
718,770 * Sumo Logic, Inc 4,866,073
266,919 * Tenable Holdings, Inc 10,316,419
335,230 * Varonis Systems, Inc 8,524,899
TOTAL SOFTWARE & SERVICES 183,744,015
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .6%
175,070 Belden CDT, Inc 11,330,530
103,308 * ePlus, Inc 5,740,825
717,240 * Extreme Networks, Inc 9,381,499
97,380 * Fabrinet 9,354,323
204,310 *,e II-VI, Inc 10,754,878
302,040 * Knowles Corp 5,965,290
83,633 * OSI Systems, Inc 8,084,802
241,866 * Ribbon Communications, Inc 819,926
370,461 * Sanmina Corp 17,059,729
45,580 * Scansource, Inc 1,456,281
130,560 * Super Micro Computer, Inc 7,051,546
504,750 Vishay Intertechnology, Inc 10,428,135
44,559 * Vishay Precision Group, Inc 1,389,350
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,817,114
TELECOMMUNICATION SERVICES - 0 .9%
141,650 * Bandwidth Inc 2,355,639
274,200 * EchoStar Corp (Class A) 5,418,192
2,610,230 *,e Globalstar, Inc 3,654,322
343,870 * Gogo, Inc 5,969,583
436,020 * Radius Global Infrastructure, Inc 6,662,386
TOTAL TELECOMMUNICATION SERVICES 24,060,122
TRANSPORTATION - 2 .4%
135,882 ArcBest Corp 12,039,145
107,986 Forward Air Corp 11,330,971
213,410 Genco Shipping & Trading Ltd 4,114,545
164,079 * Hub Group, Inc (Class A) 12,535,636
591,130 Safe Bulkers, Inc 2,281,762
63,530 * Saia, Inc 15,110,610
301,122 * Spirit Airlines, Inc 7,458,792
TOTAL TRANSPORTATION 64,871,461
UTILITIES - 3 .9%
176,038 Black Hills Corp 13,590,134
257,189 e Brookfield Infrastructure Corp 11,781,828
143,114 Clearway Energy, Inc (Class A) 4,941,727
238,480 Clearway Energy, Inc (Class C) 8,952,539
159,130 Northwest Natural Holding Co 8,540,507
179,236 NorthWestern Corp 9,938,636
146,340 Otter Tail Corp 10,283,312
125,921 Portland General Electric Co 6,464,784
80,590 SJW Corp 5,291,539
403,487 South Jersey Industries, Inc 13,831,534
29,697 Southwest Gas Holdings Inc 2,582,451

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
196,032 * Sunnova Energy International, Inc $ 5,100,753
68,740 Unitil Corp 3,764,890
TOTAL UTILITIES 105,064,634
TOTAL COMMON STOCKS 2,691,188,164
(Cost $2,439,797,460)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.8%
GOVERNMENT AGENCY DEBT - 0 .7%
$ 18,700,000 Federal Home Loan Bank (FHLB) 0 .000% 08/05/22 18,695,479
TOTAL GOVERNMENT AGENCY DEBT 18,695,479
REPURCHASE AGREEMENT - 0 .4%
11,060,000 r Fixed Income Clearing Corp (FICC) 2 .240 08/01/22 11,060,000
TOTAL REPURCHASE AGREEMENT 11,060,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .7%
72,568,220 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 72,568,220
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 72,568,220
TOTAL SHORT-TERM INVESTMENTS 102,323,699
(Cost $102,325,023)
TOTAL INVESTMENTS - 103.0% 2,793,511,863
(Cost $2,542,122,483)
OTHER ASSETS & LIABILITIES, NET - (3.0)% (82,466,913)
NET ASSETS - 100.0% $ 2,711,044,950
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $85,206,484.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $11,060,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $11,281,286.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 150 09/16/22  $ 13,038,044 $ 14,139,750 $ 1,101,706

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0 .5%
85,655 * Stoneridge, Inc $ 1,612,027
48,680 Thor Industries, Inc 4,105,185
TOTAL AUTOMOBILES & COMPONENTS 5,717,212
BANKS - 7 .8%
37,330 * Axos Financial, Inc 1,558,901
77,749 Bank of NT Butterfield & Son Ltd 2,634,914
13,190 Banner Corp 817,648
71,583 Berkshire Hills Bancorp, Inc 2,016,493
173,934 Cadence BanCorp 4,539,677
222,330 Capitol Federal Financial 2,132,145
84,651 Cathay General Bancorp 3,529,947
93,615 Central Pacific Financial Corp 2,216,803
83,900 Columbia Banking System, Inc 2,531,263
58,870 Community Bank System, Inc 3,963,717
59,173 ConnectOne Bancorp, Inc 1,564,534
29,840 Cullen/Frost Bankers, Inc 3,891,136
32,250 Eagle Bancorp, Inc 1,581,217
32,300 Enterprise Financial Services Corp 1,519,069
90,438 Essent Group Ltd 3,776,691
249,112 First Bancorp 3,759,100
108,220 First Financial Bankshares, Inc 4,781,160
77,230 First Hawaiian, Inc 1,968,593
112,772 First Interstate Bancsystem, Inc 4,598,842
54,490 Glacier Bancorp, Inc 2,729,404
70,790 Hancock Whitney Corp 3,455,260
18,040 HomeStreet, Inc 672,712
66,770 International Bancshares Corp 2,928,532
96,068 National Bank Holdings Corp 3,998,350
37,400 NBT Bancorp, Inc 1,516,196
78,269 * NMI Holdings, Inc 1,482,415
113,730 OFG Bancorp 3,124,163
68,969 PacWest Bancorp 1,933,201
28,776 Popular, Inc 2,235,032
69,002 Prosperity Bancshares, Inc 5,112,358
66,000 Radian Group, Inc 1,476,420
85,510 Renasant Corp 2,856,034
18,120 South State Corp 1,536,032
58,354 Washington Federal, Inc 1,991,622
30,690 Westamerica Bancorporation 1,841,707
TOTAL BANKS 92,271,288
CAPITAL GOODS - 13 .2%
25,622 Advanced Drainage Systems, Inc 3,038,769
81,806 Aecom Technology Corp 5,890,032
26,710 Aerojet Rocketdyne Holdings, Inc 1,166,960
94,170 Allison Transmission Holdings, Inc 3,942,898
158,790 * API Group Corp 2,812,171
41,450 Applied Industrial Technologies, Inc 4,169,455
85,678 * Atkore International Group, Inc 8,505,255
9,140 * Axon Enterprise, Inc 1,007,137
28,429 AZZ, Inc 1,209,370
112,660 * Bloom Energy Corp 2,279,112
79,377 Boise Cascade Co 5,612,748
127,886 * Builders FirstSource, Inc 8,696,248
13,710 Carlisle Cos, Inc 4,059,531
36,452 Comfort Systems USA, Inc 3,851,518
71,160 Donaldson Co, Inc 3,871,816
21,680 * Dycom Industries, Inc 2,236,509

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
41,501 EMCOR Group, Inc $ 4,829,471
50,620 * Energy Recovery, Inc 1,125,283
10,405 EnPro Industries, Inc 972,659
68,485 Federal Signal Corp 2,843,497
22,710 * Fluor Corp 577,061
81,170 Fortune Brands Home & Security, Inc 5,655,926
58,927 * Gibraltar Industries, Inc 2,757,194
97,250 Howmet Aerospace, Inc 3,610,892
61,085 ITT, Inc 4,583,208
38,650 * Kratos Defense & Security Solutions, Inc 556,173
21,210 * Meritor, Inc 772,468
270,713 * MRC Global, Inc 3,145,685
38,010 Mueller Industries, Inc 2,559,213
17,330 Nordson Corp 4,003,057
242,750 * NOW, Inc 2,684,815
89,590 nVent Electric plc 3,163,423
104,830 Pentair plc 5,125,139
13,279 Quanta Services, Inc 1,842,196
111,440 Shyft Group, Inc 2,890,754
25,800 * SiteOne Landscape Supply, Inc 3,594,714
54,260 * SPX Corp 3,208,394
142,370 * Sunrun, Inc 4,654,075
34,100 Textron, Inc 2,238,324
60,350 * Titan Machinery, Inc 1,697,645
71,720 * Trex Co, Inc 4,627,374
97,371 UFP Industries, Inc 8,978,580
156,440 * Univar Solutions Inc 4,230,138
43,842 * Vectrus, Inc 1,457,308
159,050 Wabash National Corp 2,872,443
88,744 Zurn Water Solutions Corp 2,569,139
TOTAL CAPITAL GOODS 156,175,777
COMMERCIAL & PROFESSIONAL SERVICES - 2 .6%
73,399 Booz Allen Hamilton Holding Co 7,044,836
29,860 * Clean Harbors, Inc 2,914,037
101,470 * First Advantage Corp 1,423,624
39,050 Insperity, Inc 4,285,347
71,900 KBR, Inc 3,827,237
84,190 Kforce, Inc 5,543,912
31,590 Korn/Ferry International 2,069,461
44,030 * TriNet Group, Inc 3,632,475
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 30,740,929
CONSUMER DURABLES & APPAREL - 2 .0%
10,390 * Cavco Industries, Inc 2,678,438
81,780 * G-III Apparel Group Ltd 1,806,520
110,871 Newell Brands Inc 2,240,703
66,628 * Skyline Champion Corp 4,217,553
90,520 Smith & Wesson Brands, Inc 1,317,066
100,913 Steven Madden Ltd 3,198,942
122,260 Tapestry, Inc 4,111,604
272,350 * Under Armour, Inc (Class A) 2,521,961
196,520 * Under Armour, Inc (Class C) 1,623,255
TOTAL CONSUMER DURABLES & APPAREL 23,716,042
CONSUMER SERVICES - 3 .7%
70,080 ARAMARK Holdings Corp 2,340,672
83,800 Boyd Gaming Corp 4,651,738
26,370 * Bright Horizons Family Solutions 2,470,078
21,450 Choice Hotels International, Inc 2,592,661
136,470 * Denny's Corp 1,325,124

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
26,610 * Duolingo, Inc $ 2,441,467
68,600 * Everi Holdings, Inc 1,317,806
63,352 * frontdoor, Inc 1,695,933
74,890 H&R Block, Inc 2,992,604
168,230 International Game Technology plc 3,187,958
67,110 * Penn National Gaming, Inc 2,318,651
57,152 Red Rock Resorts, Inc 2,247,788
91,430 * Stride, Inc 4,085,092
44,630 Texas Roadhouse, Inc (Class A) 3,892,629
17,650 Vail Resorts, Inc 4,185,345
100,220 Wendy's 2,107,627
TOTAL CONSUMER SERVICES 43,853,173
DIVERSIFIED FINANCIALS - 4 .6%
84,460 A-Mark Precious Metals, Inc 2,559,138
149,803 Brightsphere Investment Group, Inc 2,832,775
110,842 * Cannae Holdings, Inc 2,339,875
110,120 Carlyle Group, Inc 4,284,769
58,740 CBOE Global Markets, Inc 7,247,341
28,688 Cohen & Steers, Inc 2,114,019
30,050 Evercore Inc 3,004,098
14,680 Factset Research Systems, Inc 6,307,702
31,400 Houlihan Lokey, Inc 2,655,184
10,000 e iShares Russell 2000 Index Fund 1,872,500
30,350 KKR Real Estate Finance Trust, Inc 591,521
247,640 * LendingClub Corp 3,429,814
25,923 LPL Financial Holdings, Inc 5,441,756
14,470 MarketAxess Holdings, Inc 3,918,187
49,333 OneMain Holdings, Inc 1,835,188
169,640 * SoFi Technologies, Inc 1,070,428
62,580 StepStone Group, Inc 1,667,131
58,950 Virtu Financial, Inc 1,375,304
TOTAL DIVERSIFIED FINANCIALS 54,546,730
ENERGY - 5 .1%
312,100 * Alto Ingredients, Inc 1,342,030
185,730 APA Corp 6,903,584
105,500 Brigham Minerals, Inc 2,801,025
158,480 * Centennial Resource Development, Inc 1,055,477
49,570 CVR Energy, Inc 1,662,578
60,330 Delek US Holdings, Inc 1,608,398
34,360 Devon Energy Corp 2,159,526
48,230 * Golar LNG Ltd 1,078,905
290,070 * Kosmos Energy Ltd 1,839,044
150,450 * Liberty Oilfield Services, Inc 2,136,390
21,380 * Nabors Industries Ltd 3,046,436
433,569 * NexTier Oilfield Solutions, Inc 4,322,683
148,360 * Par Pacific Holdings, Inc 2,447,940
106,590 Patterson-UTI Energy, Inc 1,764,064
210,310 * PBF Energy, Inc 7,013,838
93,380 * Range Resources Corp 3,088,077
175,600 SM Energy Co 7,248,768
117,670 * Talos Energy, Inc 2,229,846
33,560 Targa Resources Investments, Inc 2,319,332
602,410 * Tellurian, Inc 2,240,965
76,400 * Weatherford International Ltd 1,767,132
TOTAL ENERGY 60,076,038
FOOD & STAPLES RETAILING - 2 .1%
66,040 Albertsons Cos, Inc 1,773,174
28,790 * BJ's Wholesale Club Holdings, Inc 1,949,083

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING—continued
16,870 Casey's General Stores, Inc $ 3,418,705
50,050 * Grocery Outlet Holding Corp 2,138,136
103,480 * Performance Food Group Co 5,143,991
176,120 * Rite Aid Corp 1,449,468
100,384 * United Natural Foods, Inc 4,267,324
147,080 * US Foods Holding Corp 4,633,020
TOTAL FOOD & STAPLES RETAILING 24,772,901
FOOD, BEVERAGE & TOBACCO - 2 .0%
46,520 B&G Foods, Inc (Class A) 1,149,509
18,973 * Bunge Ltd 1,751,777
43,090 Cal-Maine Foods, Inc 2,202,330
214,423 * Hostess Brands, Inc 4,850,248
61,430 Lamb Weston Holdings, Inc 4,893,514
90,970 * Pilgrim's Pride Corp 2,853,729
245,050 Primo Water Corp 3,239,561
220,450 Vector Group Ltd 2,455,813
TOTAL FOOD, BEVERAGE & TOBACCO 23,396,481
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
165,030 * Allscripts Healthcare Solutions, Inc 2,610,775
28,930 * Avanos Medical, Inc 820,744
24,770 * Axonics Modulation Technologies, Inc 1,606,830
79,960 * Cardiovascular Systems, Inc 1,232,184
152,120 * Cross Country Healthcare, Inc 4,009,883
153,840 * Evolent Health, Inc 5,229,022
330,450 *,e Hims & Hers Health, Inc 2,045,485
43,060 * Integra LifeSciences Holdings Corp 2,370,022
39,720 * Lantheus Holdings, Inc 3,047,318
63,050 * Merit Medical Systems, Inc 3,624,114
6,270 * Molina Healthcare, Inc 2,054,804
273,970 * Multiplan Corp 1,386,288
68,020 * Oak Street Health, Inc 1,969,179
140,340 * Option Care Health, Inc 4,715,424
82,260 Owens & Minor, Inc 2,912,827
124,377 Patterson Cos, Inc 3,863,150
84,720 * Phreesia, Inc 1,990,073
66,630 Premier, Inc 2,562,590
131,180 * Project Roadrunner Parent, Inc 3,279,500
44,840 * QuidelOrtho Corp 4,575,474
18,410 * Shockwave Medical Inc 3,883,221
156,910 *,e Signify Health, Inc 2,684,730
58,310 * Tandem Diabetes Care, Inc 3,860,705
31,560 * Tenet Healthcare Corp 2,086,747
TOTAL HEALTH CARE EQUIPMENT & SERVICES 68,421,089
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
137,810 * BellRing Brands, Inc 3,326,733
120,124 * elf Beauty, Inc 4,027,758
22,864 Medifast, Inc 3,845,496
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,199,987
INSURANCE - 2 .2%
33,301 American Financial Group, Inc 4,451,678
78,650 Axis Capital Holdings Ltd 3,971,038
89,380 Brown & Brown, Inc 5,818,638
114,010 Conseco, Inc 2,137,688
180,730 Old Republic International Corp 4,205,587
21,840 * Palomar Holdings, Inc 1,362,161
36,050 W.R. Berkley Corp 2,254,206

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
1,869 White Mountains Insurance Group Ltd $ 2,316,495
TOTAL INSURANCE 26,517,491
MATERIALS - 6 .2%
28,152 Avery Dennison Corp 5,361,830
124,620 Chemours Co 4,435,226
199,690 * Constellium SE 2,921,465
16,870 Eagle Materials, Inc 2,133,212
191,265 Element Solutions, Inc 3,779,396
85,120 Huntsman Corp 2,465,075
30,500 * Ingevity Corp 2,046,550
16,709 Innospec, Inc 1,704,318
120,460 * Livent Corp 2,998,249
53,070 Louisiana-Pacific Corp 3,376,844
16,297 Materion Corp 1,335,376
30,510 Packaging Corp of America 4,290,011
38,244 Reliance Steel & Aluminum Co 7,275,921
28,240 Royal Gold, Inc 2,958,705
92,150 Sealed Air Corp 5,632,208
72,567 Silgan Holdings, Inc 3,229,232
129,840 SSR Mining, Inc 2,137,166
56,040 Steel Dynamics, Inc 4,364,395
132,904 * Summit Materials, Inc 3,656,189
181,750 Tronox Holdings plc 2,837,118
150,750 Valvoline, Inc 4,857,165
TOTAL MATERIALS 73,795,651
MEDIA & ENTERTAINMENT - 1 .6%
882,870 * Clear Channel 1,368,448
93,390 * Eventbrite Inc 874,130
86,994 * Liberty Media Group (Class C) 5,895,583
119,400 * Lions Gate Entertainment Corp (Class A) 1,045,944
21,920 * Madison Square Garden Co 3,370,857
131,865 * Magnite, Inc 1,007,449
79,820 Sinclair Broadcast Group, Inc (Class A) 1,743,269
122,340 TEGNA, Inc 2,561,800
45,510 * Yelp, Inc 1,395,337
TOTAL MEDIA & ENTERTAINMENT 19,262,817
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .5%
162,420 * Acadia Pharmaceuticals, Inc 2,385,950
117,612 * Alkermes plc 3,010,867
21,070 * Amphastar Pharmaceuticals, Inc 787,807
85,120 * AnaptysBio, Inc 1,782,413
77,100 * Arcutis Biotherapeutics, Inc 1,870,446
92,740 * Avantor, Inc 2,691,315
2,410 Bio-Techne Corp 928,525
78,740 * Bioxcel Therapeutics Inc 1,215,746
46,373 Brooks Automation, Inc 3,165,421
53,770 Bruker BioSciences Corp 3,685,934
11,812 * Charles River Laboratories International, Inc 2,959,378
129,210 * Chinook Therapeutics, Inc 2,391,677
234,880 * Codexis, Inc 1,611,277
115,240 * Cytek Biosciences, Inc 1,475,072
125,040 * Evolus, Inc 1,541,743
110,270 * Exelixis, Inc 2,306,848
160,360 * FibroGen, Inc 2,017,329
53,470 * Global Blood Therapeutics, Inc 1,749,538
86,000 * Halozyme Therapeutics, Inc 4,205,400
24,280 * Harmony Biosciences Holdings, Inc 1,231,724
124,180 * Innoviva, Inc 1,780,741

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
205,410 * Iovance Biotherapeutics, Inc $ 2,393,027
260,900 * Ironwood Pharmaceuticals, Inc 2,987,305
364,220 * Karyopharm Therapeutics, Inc 1,547,935
121,200 * Kezar Life Sciences, Inc 1,184,124
75,930 * Nkarta, Inc 1,025,814
73,600 Perrigo Co plc 3,081,632
44,778 Phibro Animal Health Corp 876,305
35,180 * Prestige Consumer Healthcare, Inc. 2,121,706
58,710 * Prothena Corp plc 1,823,533
124,250 * QIAGEN NV 6,167,770
50,486 * Sarepta Therapeutics, Inc 4,692,674
97,320 * Supernus Pharmaceuticals, Inc 3,089,910
64,680 * Syneos Health, Inc 5,118,775
22,295 * United Therapeutics Corp 5,151,706
48,390 * Verve Therapeutics, Inc 1,191,362
49,920 * Vir Biotechnology, Inc 1,388,275
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 88,637,004
REAL ESTATE - 8 .6%
160,340 Acadia Realty Trust 2,746,624
78,431 Alexander & Baldwin, Inc 1,561,561
64,000 American Campus Communities, Inc 4,180,480
159,590 American Homes 4 Rent 6,045,269
108,650 Apartment Income REIT Corp 4,926,191
42,310 Camden Property Trust 5,969,941
128,540 CubeSmart 5,896,130
129,360 Douglas Elliman, Inc 776,160
56,880 Douglas Emmett, Inc 1,344,643
74,910 EPR Properties 4,030,907
86,556 Equity Lifestyle Properties, Inc 6,363,597
177,780 Essential Properties Realty Trust, Inc 4,288,054
81,379 First Industrial Realty Trust, Inc 4,227,639
113,535 Gaming and Leisure Properties, Inc 5,902,685
130,610 Independence Realty Trust, Inc 2,899,542
73,716 Kennedy-Wilson Holdings, Inc 1,522,973
36,209 Life Storage, Inc 4,558,351
59,720 Marcus & Millichap, Inc 2,443,742
74,990 National Retail Properties, Inc 3,570,274
44,223 NexPoint Residential Trust, Inc 2,942,598
185,550 Outfront Media, Inc 3,425,253
435,300 Paramount Group, Inc 3,417,105
134,380 Piedmont Office Realty Trust, Inc 1,849,069
28,670 Regency Centers Corp 1,847,208
12,180 Rexford Industrial Realty, Inc 796,694
17,328 RMR Group, Inc 500,952
239,950 Service Properties Trust 1,569,273
93,860 Spirit Realty Capital, Inc 4,161,752
98,615 STAG Industrial, Inc 3,232,600
117,790 STORE Capital Corp 3,418,266
36,450 VICI Properties, Inc 1,246,225
48,750 * Whitestone REIT 547,463
TOTAL REAL ESTATE 102,209,221
RETAILING - 2 .8%
46,061 * Autonation, Inc 5,469,283
27,180 * Boot Barn Holdings, Inc 1,693,314
369,640 * CarParts.com, Inc 2,949,727
563,200 * Chico's FAS, Inc 2,827,264
229,960 Designer Brands, Inc 3,318,323
4,440 * Five Below, Inc 564,191
58,780 Kohl's Corp 1,712,849

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
12,400 Murphy USA, Inc $ 3,526,064
82,320 * ODP Corp 2,988,216
29,080 * Ollie's Bargain Outlet Holdings, Inc 1,714,266
44,400 Williams-Sonoma, Inc 6,412,248
TOTAL RETAILING 33,175,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .3%
39,180 * Allegro MicroSystems, Inc 972,839
37,860 * Ambarella, Inc 3,276,783
84,404 Amkor Technology, Inc 1,702,429
13,175 * Enphase Energy, Inc 3,744,072
14,680 Entegris, Inc 1,613,332
62,327 * Formfactor, Inc 2,216,348
41,735 * Impinj, Inc 3,548,310
105,926 * Lattice Semiconductor Corp 6,514,449
30,140 * MaxLinear, Inc 1,217,957
4,070 Monolithic Power Systems, Inc 1,891,410
20,290 * ON Semiconductor Corp 1,354,966
211,170 * Photronics, Inc 5,027,958
66,870 * Semtech Corp 4,168,007
67,490 * Ultra Clean Holdings 2,267,664
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 39,516,524
SOFTWARE & SERVICES - 9 .8%
91,430 * ACI Worldwide, Inc 2,608,498
67,033 Amdocs Ltd 5,835,893
54,530 * Asana, Inc 1,053,520
38,527 * Avalara, Inc 3,368,030
187,370 * AvidXchange Holdings, Inc 1,352,811
71,548 * Black Knight, Inc 4,699,273
21,441 Concentrix Corp 2,867,948
74,900 * Domo, Inc 2,097,949
170,510 * Dropbox, Inc 3,877,397
88,040 * Duck Creek Technologies, Inc 1,214,952
119,473 * Dynatrace, Inc 4,495,769
66,025 * Elastic NV 5,274,737
38,191 EVERTEC, Inc 1,489,067
10,980 * ExlService Holdings, Inc 1,848,703
26,191 * Five9, Inc 2,831,771
141,550 * Flywire Corp 3,320,763
122,750 Genpact Ltd 5,901,820
20,370 * Globant S.A. 4,058,519
226,910 * Grid Dynamics Holdings, Inc 4,281,792
24,490 Jack Henry & Associates, Inc 5,088,287
41,500 * Manhattan Associates, Inc 5,837,805
175,795 * Nutanix, Inc 2,659,778
148,340 * Paya Holdings, Inc 1,036,897
22,869 * Paylocity Holding Corp 4,709,413
20,740 * Qualys, Inc 2,536,917
28,690 * Rapid7, Inc 1,835,299
47,340 * RingCentral, Inc 2,342,857
103,940 * SentinelOne, Inc 2,582,909
113,540 * Smartsheet, Inc 3,413,012
46,613 * SPS Commerce, Inc 5,582,373
44,866 * SVMK, Inc 388,091
59,980 * Tenable Holdings, Inc 2,318,227
76,990 * Toast, Inc 1,230,300
123,290 * Varonis Systems, Inc 3,135,265
180,780 Western Union Co 3,076,876
54,572 * Zendesk, Inc 4,115,820

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
209,320 * Zuora Inc $ 1,781,313
TOTAL SOFTWARE & SERVICES 116,150,651
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .2%
185,950 * Arlo Technologies, Inc 1,307,228
42,965 * Arrow Electronics, Inc 5,506,824
115,235 Avnet, Inc 5,516,299
70,280 * Ciena Corp 3,626,448
51,910 * Extreme Networks, Inc 678,983
15,930 * Fabrinet 1,530,236
90,346 Jabil Inc 5,361,132
95,971 National Instruments Corp 3,646,898
188,100 * Pure Storage, Inc 5,332,635
26,152 * Sanmina Corp 1,204,300
73,180 * Super Micro Computer, Inc 3,952,452
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 37,663,435
TELECOMMUNICATION SERVICES - 0 .4%
1,083,030 *,e Globalstar, Inc 1,516,242
75,800 * Gogo, Inc 1,315,888
140,884 * Liberty Latin America Ltd (Class C) 1,034,088
91,410 * Radius Global Infrastructure, Inc 1,396,745
TOTAL TELECOMMUNICATION SERVICES 5,262,963
TRANSPORTATION - 2 .0%
57,112 * Alaska Air Group, Inc 2,531,775
19,086 Forward Air Corp 2,002,694
74,940 * GXO Logistics, Inc 3,597,120
33,385 * Hub Group, Inc (Class A) 2,550,614
25,310 Ryder System, Inc 1,982,279
14,410 * Saia, Inc 3,427,419
99,550 Schneider National, Inc 2,521,602
81,260 * XPO Logistics, Inc 4,854,472
TOTAL TRANSPORTATION 23,467,975
UTILITIES - 1 .9%
57,264 Clearway Energy, Inc (Class A) 1,977,326
71,430 Essential Utilities Inc 3,710,074
12,780 MGE Energy, Inc 1,040,036
65,910 Northwest Natural Holding Co 3,537,390
155,390 OGE Energy Corp 6,383,421
25,820 ONE Gas, Inc 2,193,151
117,437 Vistra Energy Corp 3,035,747
TOTAL UTILITIES 21,877,145
TOTAL COMMON STOCKS 1,182,424,269
(Cost $1,042,329,533)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 1,810,000 r Fixed Income Clearing Corp (FICC) 2 .240% 08/01/22 1,810,000
TOTAL REPURCHASE AGREEMENT 1,810,000

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
76,091 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 76,091
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 76,091
TOTAL SHORT-TERM INVESTMENTS 1,886,091
(Cost $1,886,091)
TOTAL INVESTMENTS - 100.0% 1,184,310,360
(Cost $1,044,215,624)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (177,042)
NET ASSETS - 100.0% $ 1,184,133,318
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,313,846.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $1,810,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $1,846,282.

Social Choice Equity Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2 .6%
199,551 * American Axle & Manufacturing Holdings, Inc $ 1,778,000
110,497 * Aptiv plc 11,590,030
12,746 BorgWarner, Inc 490,211
263,562 *,e Lordstown Motors Corp 590,379
39,194 * Modine Manufacturing Co 514,225
171,160 * Tesla, Inc 152,580,582
TOTAL AUTOMOBILES & COMPONENTS 167,543,427
BANKS - 2 .9%
1,694 Ameris Bancorp 80,109
47,422 Bank OZK 1,901,622
3,518 Banner Corp 218,081
47,884 Berkshire Hills Bancorp, Inc 1,348,892
6,267 Brookline Bancorp, Inc 86,673
1,259 Cadence BanCorp 32,860
3,985 Camden National Corp 182,114
830,296 Citigroup, Inc 43,092,362
471,252 Citizens Financial Group, Inc 17,893,438
440 Columbia Banking System, Inc 13,275
108,335 Comerica, Inc 8,425,213
370 Commerce Bancshares, Inc 25,711
1,572 Community Trust Bancorp, Inc 68,115
3,270 Cullen/Frost Bankers, Inc 426,408
46,110 * Customers Bancorp, Inc 1,760,941
6,874 Federal Agricultural Mortgage Corp (FAMC) 758,133
10,587 First Busey Corp 260,970
44,108 First Republic Bank 7,176,813
1,130 FNB Corp 13,515
540 Glacier Bancorp, Inc 27,049
1,279 Hancock Whitney Corp 62,428
3,902 Heritage Financial Corp 101,530
19,184 HomeStreet, Inc 715,371
285,811 Huntington Bancshares, Inc 3,798,428
218,676 Keycorp 4,001,771
24,031 Live Oak Bancshares, Inc 904,527
15,374 * Mr Cooper Group, Inc 692,599
26,162 National Bank Holdings Corp 1,088,862
310 NBT Bancorp, Inc 12,567
7,838 Old National Bancorp 136,460
53,702 Pinnacle Financial Partners, Inc 4,247,828
232,447 PNC Financial Services Group, Inc 38,572,255
682,855 Regions Financial Corp 14,462,869
19,485 * SVB Financial Group 7,863,172
1,879 * Texas Capital Bancshares, Inc 110,147
10,055 TFS Financial Corp 147,306
17,614 * The Bancorp, Inc 433,304
3,796 Trico Bancshares 181,449
513,618 Truist Financial Corp 25,922,300
350 Trustmark Corp 11,364
2,167 UMB Financial Corp 196,113
650 Umpqua Holdings Corp 11,447
17,523 Univest Financial Corp 437,024
1,553 Westamerica Bancorporation 93,196
230 Wintrust Financial Corp 19,789
55,123 Zions Bancorporation 3,006,960
TOTAL BANKS 191,023,360
CAPITAL GOODS - 5 .3%
213,347 3M Co 30,559,824

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
954 Acuity Brands, Inc $ 174,010
85,519 * Axon Enterprise, Inc 9,423,339
419 * Beacon Roofing Supply, Inc 25,148
5,486 * Bloom Energy Corp 110,982
17,565 Carlisle Cos, Inc 5,200,996
244,666 Carrier Global Corp 9,916,313
233,113 Caterpillar, Inc 46,214,652
35,835 Cummins, Inc 7,930,644
66,460 Curtiss-Wright Corp 9,533,022
121,467 Deere & Co 41,685,045
180,177 Eaton Corp 26,736,465
1,365 EMCOR Group, Inc 158,845
48,540 Emerson Electric Co 4,371,998
119,034 Fastenal Co 6,113,586
99,730 Fortive Corp 6,427,599
300 GATX Corp 30,075
245 Granite Construction, Inc 7,326
11,668 Herc Holdings, Inc 1,447,065
143,741 Hexcel Corp 8,697,768
1,801 IDEX Corp 375,959
191,795 Illinois Tool Works, Inc 39,847,329
317,614 Johnson Controls International plc 17,122,571
171,085 Masco Corp 9,474,687
98,990 * Mercury Systems, Inc 5,841,400
7,159 Moog, Inc (Class A) 613,097
3,829 * MYR Group, Inc 364,636
6,412 Owens Corning, Inc 594,649
59,731 PACCAR, Inc 5,466,581
37,955 Rockwell Automation, Inc 9,689,152
3,916 Rush Enterprises, Inc (Class A) 188,712
9,292 Snap-On, Inc 2,081,873
69,059 Trane Technologies plc 10,150,982
30,230 * United Rentals, Inc 9,754,314
20,461 * Vectrus, Inc 680,124
13,236 W.W. Grainger, Inc 7,194,163
1,174 Wabash National Corp 21,202
4,192 * WESCO International, Inc 535,905
36,655 Woodward Inc 3,837,779
36,530 Xylem, Inc 3,361,856
TOTAL CAPITAL GOODS 341,961,673
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
540 ABM Industries, Inc 24,214
9,872 ACCO Brands Corp 70,782
970 * ASGN Inc 100,647
15,838 Cintas Corp 6,738,911
282,924 * Copart, Inc 36,242,564
4,282 Heidrick & Struggles International, Inc 133,341
188 Herman Miller, Inc 5,661
143,033 * KAR Auction Services, Inc 2,445,864
39,570 Kelly Services, Inc (Class A) 857,878
52,605 Robert Half International, Inc 4,163,160
1,210 Steelcase, Inc (Class A) 13,467
120,100 TransUnion 9,515,523
2,825 * TriNet Group, Inc 233,062
14,026 Verisk Analytics, Inc 2,668,447
145,676 Waste Management, Inc 23,972,443
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 87,185,964
CONSUMER DURABLES & APPAREL - 1 .3%
396 Columbia Sportswear Co 29,308

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
48,547 DR Horton, Inc $ 3,788,122
41,286 Ethan Allen Interiors, Inc 949,165
56,305 * GoPro, Inc 358,100
9,306 * Green Brick Partners, Inc 249,401
258 Hasbro, Inc 20,310
23,776 * iRobot Corp 1,093,934
20,310 * Lovesac Co 632,860
27,336 * Lululemon Athletica, Inc 8,488,101
5,483 Newell Brands Inc 110,811
465,102 Nike, Inc (Class B) 53,449,522
1,897 * NVR, Inc 8,333,711
1,614 PVH Corp 99,939
136,133 * Sonos, Inc 3,009,901
55,879 * Traeger, Inc 171,548
87,275 * Tupperware Brands Corp 651,071
57,495 VF Corp 2,568,877
TOTAL CONSUMER DURABLES & APPAREL 84,004,681
CONSUMER SERVICES - 2 .3%
19,997 ADT, Inc 145,978
26,652 * American Public Education, Inc 418,703
22,805 * Booking Holdings, Inc 44,143,410
33,683 * Bright Horizons Family Solutions 3,155,087
27,978 Carriage Services, Inc 1,015,042
79,641 * Dave & Buster's Entertainment, Inc 2,975,388
24,042 Domino's Pizza, Inc 9,427,109
36,071 * El Pollo Loco Holdings, Inc 350,610
1,303 Graham Holdings Co 774,621
237,102 Hilton Worldwide Holdings, Inc 30,365,653
28,107 * Planet Fitness, Inc 2,215,113
3,259 * Shake Shack, Inc 167,708
73,527 * Six Flags Entertainment Corp 1,666,857
511,018 Starbucks Corp 43,324,106
87,949 * Terminix Global Holdings, Inc 3,931,320
19,207 Vail Resorts, Inc 4,554,556
74,915 Wendy's 1,575,462
94,636 * WW International Inc 628,383
TOTAL CONSUMER SERVICES 150,835,106
DIVERSIFIED FINANCIALS - 7 .4%
178,603 Ally Financial, Inc 5,906,401
286,307 American Express Co 44,097,004
60,154 Ameriprise Financial, Inc 16,236,768
502,214 Bank of New York Mellon Corp 21,826,220
65,633 BlackRock, Inc 43,920,291
647,988 Charles Schwab Corp 44,743,571
127,359 CME Group, Inc 25,405,573
280 Cohen & Steers, Inc 20,633
318,912 Discover Financial Services 32,210,112
8,872 Factset Research Systems, Inc 3,812,121
145,421 Goldman Sachs Group, Inc 48,481,907
9,333 * Green Dot Corp 262,257
335,651 Intercontinental Exchange Group, Inc 34,233,046
36,329 Invesco Ltd 644,476
78,034 Moody's Corp 24,210,049
543,535 Morgan Stanley 45,820,001
22,879 Nasdaq Inc 4,138,811
101,805 Northern Trust Corp 10,158,103
200,000 Nuveen ESG Large-Cap ETF 6,902,560
5,668 * PRA Group, Inc 225,813
2,432 * PROG Holdings, Inc 44,797

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
7,993 Raymond James Financial, Inc $ 787,071
137,355 S&P Global, Inc 51,773,220
123,600 State Street Corp 8,780,544
65,344 T Rowe Price Group, Inc 8,068,024
25,591 Voya Financial, Inc 1,539,555
TOTAL DIVERSIFIED FINANCIALS 484,248,928
ENERGY - 4 .3%
365,578 Antero Midstream Corp 3,677,715
182,220 APA Corp 6,773,117
255,419 Baker Hughes Co 6,561,714
2,812 ChampionX Corp 58,743
185,947 Cheniere Energy, Inc 27,813,952
516,818 ConocoPhillips 50,353,578
2,207 Delek US Holdings, Inc 58,839
148,599 Devon Energy Corp 9,339,447
12,678 * DMC Global, Inc 288,551
152,325 EOG Resources, Inc 16,941,586
211,025 EQT Corp 9,291,431
96,629 Hess Corp 10,867,864
950,369 Kinder Morgan, Inc 17,097,138
681,982 * Kosmos Energy Ltd 4,323,766
91,865 Marathon Petroleum Corp 8,420,346
322,948 NOV, Inc 6,010,062
295,497 Occidental Petroleum Corp 19,428,928
12,097 * Oceaneering International, Inc 128,470
19,522 ONEOK, Inc 1,166,244
18,932 Ovintiv, Inc 967,236
81,545 Pioneer Natural Resources Co 19,322,088
903,607 Schlumberger Ltd 33,460,567
744,346 * Southwestern Energy Co 5,255,083
201,345 Valero Energy Corp 22,302,986
TOTAL ENERGY 279,909,451
FOOD & STAPLES RETAILING - 0 .6%
191,931 * BJ's Wholesale Club Holdings, Inc 12,993,729
47,513 * Performance Food Group Co 2,361,871
37,095 Pricesmart, Inc 2,462,366
59,184 SpartanNash Co 1,911,051
189,337 * Sprouts Farmers Market, Inc 5,233,275
92,192 * United Natural Foods, Inc 3,919,082
249,841 * US Foods Holding Corp 7,869,991
TOTAL FOOD & STAPLES RETAILING 36,751,365
FOOD, BEVERAGE & TOBACCO - 3 .1%
70,442 Archer-Daniels-Midland Co 5,830,484
48,343 Campbell Soup Co 2,385,727
1,104,226 Coca-Cola Co 70,858,182
13,309 * Darling International, Inc 922,048
35,374 Fresh Del Monte Produce, Inc 1,050,962
366,471 General Mills, Inc 27,408,366
3,800 * Hain Celestial Group, Inc 86,450
206,505 Hormel Foods Corp 10,188,957
130,364 Kellogg Co 9,636,507
70,056 McCormick & Co, Inc 6,119,392
392,642 PepsiCo, Inc 68,696,644
6,553 * TreeHouse Foods, Inc 284,531
TOTAL FOOD, BEVERAGE & TOBACCO 203,468,250
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
36,512 * Abiomed, Inc 10,698,381

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
42,465 * Align Technology, Inc $ 11,931,391
61,738 * Allscripts Healthcare Solutions, Inc 976,695
59,123 * Angiodynamics, Inc 1,341,501
7,715 * AtriCure, Inc 381,198
983 * Axonics Modulation Technologies, Inc 63,767
238,681 * Cerus Corp 1,288,877
159,528 Cigna Corp 43,927,630
19,097 * Computer Programs & Systems, Inc 644,715
34,556 Cooper Cos, Inc 11,299,812
8,313 * Covetrus, Inc 172,661
8,944 Dentsply Sirona, Inc 323,415
191,328 * Dexcom, Inc 15,704,202
356,778 * Edwards Lifesciences Corp 35,870,460
98,898 Elevance Health, Inc 47,184,236
141,106 * Envista Holdings Corp 5,735,959
11,862 * Globus Medical, Inc 696,181
105,672 HCA Healthcare, Inc 22,446,846
55,315 * Health Catalyst, Inc 925,973
17,140 * Henry Schein, Inc 1,351,146
5,398 * Heska Corp 493,863
92,217 * Hologic, Inc 6,582,449
82,936 Humana, Inc 39,975,152
49,662 * IDEXX Laboratories, Inc 19,824,077
7,998 * Inogen, Inc 222,504
148,542 * Intuitive Surgical, Inc 34,189,912
37,957 Laboratory Corp of America Holdings 9,951,946
25,670 LeMaitre Vascular, Inc 1,292,485
7,921 * LivaNova plc 504,330
36,789 * Merit Medical Systems, Inc 2,114,632
94,024 * NextGen Healthcare, Inc 1,609,691
36,544 * Omnicell, Inc 4,024,225
365,030 * Opko Health, Inc 861,471
51,150 * OraSure Technologies, Inc 156,519
30,909 * Orthofix Medical Inc 792,816
13,076 * Penumbra, Inc 1,822,533
1,887 Premier, Inc 72,574
22,904 Quest Diagnostics, Inc 3,127,999
68,280 Resmed, Inc 16,422,706
20,651 * Staar Surgical Co 1,666,536
27,192 STERIS plc 6,135,875
4,512 * Tactile Systems Technology, Inc 34,968
14,310 * Tandem Diabetes Care, Inc 947,465
3,221 * Teladoc, Inc 118,694
TOTAL HEALTH CARE EQUIPMENT & SERVICES 365,910,468
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
260,833 Colgate-Palmolive Co 20,537,991
54,856 Kimberly-Clark Corp 7,229,472
582,799 Procter & Gamble Co 80,956,609
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 108,724,072
INSURANCE - 3 .2%
275,241 Aflac, Inc 15,771,309
96,775 Allstate Corp 11,319,772
10,501 Arthur J. Gallagher & Co 1,879,574
220,277 Chubb Ltd 41,553,053
909,210 * Genworth Financial, Inc (Class A) 3,864,142
73,799 Lincoln National Corp 3,788,841
178,033 Loews Corp 10,370,422
271,606 Marsh & McLennan Cos, Inc 44,532,520
245,742 Progressive Corp 28,275,074

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
268,139 Prudential Financial, Inc $ 26,811,219
128,444 Travelers Cos, Inc 20,384,063
12,115 Willis Towers Watson plc 2,507,078
TOTAL INSURANCE 211,057,067
MATERIALS - 2 .6%
15,724 Amcor plc 203,626
10,332 Aptargroup, Inc 1,113,376
242,787 Ball Corp 17,825,422
78,491 * Century Aluminum Co 619,294
41,035 * Coeur Mining, Inc 131,722
1,709 Compass Minerals International, Inc 63,626
98,034 Dow, Inc 5,216,389
194,299 Ecolab, Inc 32,092,366
52,352 Glatfelter Corp 321,441
945 H.B. Fuller Co 60,669
58,009 International Flavors & Fragrances, Inc 7,196,017
36,220 Koppers Holdings, Inc 852,619
122,891 Linde plc 37,113,082
15,280 Martin Marietta Materials, Inc 5,379,783
268,049 Mosaic Co 14,115,460
417,007 Newmont Goldcorp Corp 18,882,077
159,805 Nucor Corp 21,701,519
19,087 PPG Industries, Inc 2,467,758
2,337 Reliance Steel & Aluminum Co 444,614
4,126 Schnitzer Steel Industries, Inc (Class A) 146,721
145,000 * Summit Materials, Inc 3,988,950
21,681 Trinseo plc 775,529
TOTAL MATERIALS 170,712,060
MEDIA & ENTERTAINMENT - 4 .0%
183,270 * Cinemark Holdings, Inc 3,359,339
1,066,497 Comcast Corp (Class A) 40,014,967
125,710 Electronic Arts, Inc 16,496,923
155,166 Gray Television, Inc 2,881,433
103,389 * iHeartMedia, Inc 773,350
9,044 * Imax Corp 152,030
104,365 Interpublic Group of Cos, Inc 3,117,383
13,563 John Wiley & Sons, Inc (Class A) 708,260
77,175 * Liberty Broadband Corp (Class C) 8,406,673
127,851 * Netflix, Inc 28,753,690
13,180 New York Times Co (Class A) 421,101
294,588 Omnicom Group, Inc 20,574,026
4,632 * Roku, Inc 303,489
7,816 Scholastic Corp 367,899
52,081 Sinclair Broadcast Group, Inc (Class A) 1,137,449
1,245,240 e Sirius XM Holdings, Inc 8,318,203
139,881 * Take-Two Interactive Software, Inc 18,566,405
8,077 TEGNA, Inc 169,132
179,898 * TripAdvisor, Inc 3,419,861
770,274 * Twitter, Inc 32,051,101
121,662 * Vimeo, Inc 676,441
512,185 * Walt Disney Co 54,342,828
284,699 * Warner Bros Discovery, Inc 4,270,485
282,788 * ZoomInfo Technologies, Inc 10,714,837
TOTAL MEDIA & ENTERTAINMENT 259,997,305
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
72,985 * Aerie Pharmaceuticals, Inc 511,625
225,045 Agilent Technologies, Inc 30,178,534
46,854 * Agios Pharmaceuticals, Inc 1,010,641

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
180,747 Amgen, Inc $ 44,729,460
68,699 * Atara Biotherapeutics, Inc 208,158
2,503 *,e Axsome Therapeutics, Inc 96,591
87,107 * BioCryst Pharmaceuticals, Inc 959,919
47,040 * BioMarin Pharmaceutical, Inc 4,047,792
721,217 Bristol-Myers Squibb Co 53,211,390
67,570 * Chimerix, Inc 147,978
54,314 * Collegium Pharmaceutical, Inc 933,658
210,748 Danaher Corp 61,426,719
222,857 Eli Lilly & Co 73,473,724
329,410 Gilead Sciences, Inc 19,682,247
16,303 * Illumina, Inc 3,532,534
32,728 * Insmed, Inc 723,943
16,514 * Intra-Cellular Therapies, Inc 893,738
64,325 * IQVIA Holdings, Inc 15,455,368
27,862 * Jazz Pharmaceuticals plc 4,348,144
28,395 * Karyopharm Therapeutics, Inc 120,679
32,897 * MacroGenics, Inc 102,968
296,339 Merck & Co, Inc 26,474,926
5,838 * Mettler-Toledo International, Inc 7,879,724
2,895 * Mirati Therapeutics, Inc 186,438
42,303 Perrigo Co plc 1,771,227
66,120 * Prothena Corp plc 2,053,687
98,240 *,e Provention Bio, Inc 375,277
9,835 * Regeneron Pharmaceuticals, Inc 5,720,921
14,849 * Repligen Corp 3,168,183
74,418 * Revance Therapeutics, Inc 1,154,967
114,273 Thermo Fisher Scientific, Inc 68,382,106
3,649 * Ultragenyx Pharmaceutical, Inc 194,419
138,897 * Vertex Pharmaceuticals, Inc 38,948,108
18,425 * Waters Corp 6,707,253
37,317 West Pharmaceutical Services, Inc 12,820,628
229,553 Zoetis, Inc 41,904,900
14,602 *,† Zogenix, Inc 9,929
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 533,548,503
REAL ESTATE - 3 .0%
189,892 American Tower Corp 51,428,450
72,632 Boston Properties, Inc 6,621,133
54,010 Brixmor Property Group, Inc 1,251,952
27,618 CatchMark Timber Trust, Inc 310,426
84,154 CBRE Group, Inc 7,205,266
50,854 City Office REIT, Inc 717,041
46,458 Crown Castle International Corp 8,393,102
309,873 * DiamondRock Hospitality Co 2,875,622
8,358 Douglas Emmett, Inc 197,583
36,148 Equinix, Inc 25,438,794
33,420 First Industrial Realty Trust, Inc 1,736,169
123,301 Franklin Street Properties Corp 467,311
204,267 Healthpeak Properties Inc 5,643,897
1,487 * Howard Hughes Corp 105,413
27,253 iStar Inc 455,398
5,945 * Jones Lang LaSalle, Inc 1,133,533
4,739 Kilroy Realty Corp 256,759
243,312 Macerich Co 2,581,540
4,166 Paramount Group, Inc 32,703
412,858 Park Hotels & Resorts, Inc 6,436,456
540 Piedmont Office Realty Trust, Inc 7,430
319,767 Prologis, Inc 42,388,314
59,974 * Realogy Holdings Corp 595,542
2,009 RMR Group, Inc 58,080

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
11,019 * Tejon Ranch Co $ 182,034
63,246 Ventas, Inc 3,401,370
297 Washington REIT 6,585
177,561 Welltower, Inc 15,330,617
238,457 Weyerhaeuser Co 8,660,758
58,638 * Xenia Hotels & Resorts, Inc 962,836
TOTAL REAL ESTATE 194,882,114
RETAILING - 4 .0%
42,656 * 1-800-FLOWERS.COM, Inc (Class A) 425,280
1,216 Aaron's Co, Inc 15,832
15,656 Advance Auto Parts, Inc 3,031,315
250 Buckle, Inc 7,550
1,601 * CarMax, Inc 159,364
738,750 eBay, Inc 35,925,413
6,360 * Five Below, Inc 808,165
24,775 * Genesco, Inc 1,388,639
22,419 Hibbett Sports, Inc 1,051,899
266,191 Home Depot, Inc 80,107,520
25,413 * Lands' End, Inc 324,016
42,655 * Liquidity Services, Inc 858,645
77,025 LKQ Corp 4,224,051
241,920 Lowe's Companies, Inc 46,334,938
424,516 Macy's, Inc 7,492,707
35,671 * MarineMax, Inc 1,456,804
397 Pool Corp 142,007
147,288 * Quotient Technology, Inc 407,988
139,297 *,e RealReal, Inc 324,562
44,159 Ross Stores, Inc 3,588,360
5,448 * Sally Beauty Holdings, Inc 69,625
32,132 Shoe Carnival, Inc 700,799
218,871 Target Corp 35,759,144
97,689 *,e ThredUp, Inc 219,800
467,945 TJX Companies, Inc 28,619,516
15,754 Tractor Supply Co 3,016,576
11,453 * TravelCenters of America, Inc 477,819
860 Winmark Corp 191,049
18,394 * Zumiez, Inc 478,244
TOTAL RETAILING 257,607,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .5%
438,847 Applied Materials, Inc 46,509,005
22,180 * Cirrus Logic, Inc 1,895,503
75,276 * First Solar, Inc 7,465,121
1,436,016 Intel Corp 52,141,741
79,447 Lam Research Corp 39,764,018
554,786 NVIDIA Corp 100,765,781
554,114 * ON Semiconductor Corp 37,003,733
18,585 * Silicon Laboratories, Inc 2,740,916
324,052 Texas Instruments, Inc 57,969,662
13,239 Universal Display Corp 1,528,575
119,266 * Wolfspeed, Inc 9,934,858
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 357,718,913
SOFTWARE & SERVICES - 17 .9%
203,342 Accenture plc 62,275,521
142,621 * Adobe, Inc 58,491,724
8,948 * Ansys, Inc 2,496,403
165,953 * Autodesk, Inc 35,898,953
196,882 Automatic Data Processing, Inc 47,472,188
147,482 *,e Avaya Holdings Corp 132,527

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
50,952 * Benefitfocus, Inc $ 431,563
86,552 * Blackline, Inc 5,471,817
133,543 * Cadence Design Systems, Inc 24,849,681
51,744 * ChannelAdvisor Corp 762,707
27,122 Concentrix Corp 3,627,839
55,469 CSG Systems International, Inc 3,619,352
113,572 Dolby Laboratories, Inc (Class A) 8,790,473
424,613 * DXC Technology Co 13,417,771
38,717 * Elastic NV 3,093,101
57,024 * ExlService Holdings, Inc 9,601,131
302,563 Fidelity National Information Services, Inc 30,909,836
107,101 * Five9, Inc 11,579,760
31,479 * HubSpot, Inc 9,695,532
182 InterDigital, Inc 11,173
352,656 International Business Machines Corp 46,123,878
101,475 Intuit, Inc 46,289,851
224,949 Mastercard, Inc (Class A) 79,584,707
1,295,498 d Microsoft Corp 363,698,109
87,517 * New Relic, Inc 5,309,656
123,295 * Nutanix, Inc 1,865,453
198,924 * Okta, Inc 19,584,068
5,290 * OneSpan, Inc 58,560
27,817 * Paylocity Holding Corp 5,728,355
548,052 * PayPal Holdings, Inc 47,422,940
57,668 * Perficient, Inc 6,085,127
28,640 * Rapid7, Inc 1,832,101
36,980 Roper Technologies, Inc 16,148,057
300,072 * Salesforce, Inc 55,219,249
90,530 * ServiceNow, Inc 40,436,130
34,748 * Smartsheet, Inc 1,044,525
61,226 * SPS Commerce, Inc 7,332,426
110,299 * SVMK, Inc 954,086
26,033 * Synopsys, Inc 9,567,127
58,543 * Teradata Corp 2,241,611
29,975 TTEC Holdings, Inc 2,193,271
280,648 VMware, Inc (Class A) 32,611,298
79,109 * WEX, Inc 13,148,707
160,899 * Workday, Inc 24,955,435
9,332 * Workiva, Inc 611,246
TOTAL SOFTWARE & SERVICES 1,162,675,025
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .7%
73,619 Avnet, Inc 3,524,142
62,976 Benchmark Electronics, Inc 1,610,926
131,980 * Ciena Corp 6,810,168
1,263,337 Cisco Systems, Inc 57,317,600
294,075 Cognex Corp 14,991,943
54,705 CTS Corp 2,225,399
30,820 * ePlus, Inc 1,712,667
63,716 * Fabrinet 6,120,559
31,557 * FARO Technologies, Inc 1,026,234
1,675,996 Hewlett Packard Enterprise Co 23,866,183
1,119,605 HP, Inc 37,383,611
39,174 * Insight Enterprises, Inc 3,659,243
3,493 * Itron, Inc 203,991
225,373 * Keysight Technologies, Inc 36,645,650
37,235 * Kimball Electronics, Inc 819,170
155,805 * Knowles Corp 3,077,149
14,814 * Lumentum Holdings, Inc 1,340,074
6,814 Methode Electronics, Inc 281,009
288,932 *,e Microvision, Inc 1,488,000

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
3,474 Motorola Solutions, Inc $ 828,862
54,373 National Instruments Corp 2,066,174
3,344 * Novanta, Inc 515,645
500 * OSI Systems, Inc 48,335
42,879 *,e PAR Technology Corp 1,784,624
10,554 * Plexus Corp 991,548
55,453 * Ribbon Communications, Inc 187,986
33,155 * Rogers Corp 8,926,984
74,821 SYNNEX Corp 7,513,525
433,463 * Trimble Inc 30,095,336
179,596 * TTM Technologies, Inc 2,429,934
18,688 * Vishay Precision Group, Inc 582,692
276,797 Vontier Corp 7,141,363
199,540 Xerox Holdings Corp 3,418,120
90,828 * Zebra Technologies Corp (Class A) 32,488,267
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 303,123,113
TELECOMMUNICATION SERVICES - 1 .7%
167,393 * Iridium Communications, Inc 7,484,141
310,327 * T-Mobile US, Inc 44,395,381
1,236,597 Verizon Communications, Inc 57,118,415
TOTAL TELECOMMUNICATION SERVICES 108,997,937
TRANSPORTATION - 3 .0%
43,563 ArcBest Corp 3,859,682
26,629 * Avis Budget Group, Inc 4,847,277
55,101 CH Robinson Worldwide, Inc 6,099,681
1,265,121 CSX Corp 40,901,362
885,928 * Delta Air Lines, Inc 28,172,510
101,378 Expeditors International of Washington, Inc 10,771,412
180 Landstar System, Inc 28,184
113,436 Norfolk Southern Corp 28,491,720
50,452 Old Dominion Freight Line 15,312,687
9 Ryder System, Inc 705
283,646 United Parcel Service, Inc (Class B) 55,279,769
TOTAL TRANSPORTATION 193,764,989
UTILITIES - 3 .4%
276,600 American Electric Power Co, Inc 27,261,696
187,145 Consolidated Edison, Inc 18,577,884
19,802 DTE Energy Co 2,580,201
73,702 Eversource Energy 6,501,990
681,769 NextEra Energy, Inc 57,602,663
206,735 Public Service Enterprise Group, Inc 13,576,287
163,123 Sempra Energy 27,045,793
6,282 South Jersey Industries, Inc 215,347
499,130 Southern Co 38,378,106
30,558 UGI Corp 1,318,883
112,385 WEC Energy Group, Inc 11,666,687
180,121 Xcel Energy, Inc 13,181,255
TOTAL UTILITIES 217,906,792
TOTAL COMMON STOCKS 6,473,558,190
(Cost $4,505,700,126)

Portfolio of investments
(unaudited)
Social Choice Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
SHORT-TERM INVESTMENTS - 0.1%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
7,521,192 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 7,521,192
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 7,521,192
TOTAL SHORT-TERM INVESTMENTS 7,521,192
(Cost $7,521,192)
TOTAL INVESTMENTS - 99.7% 6,481,079,382
(Cost $4,513,221,318)
OTHER ASSETS & LIABILITIES, NET - 0.3% 20,960,674
NET ASSETS - 100.0% $ 6,502,040,056
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,758,957.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 128 09/16/22  $ 24,945,159 $ 26,454,400 $ 1,509,241

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2 .7%
35,767 * Aptiv plc $ 3,751,601
23,226 * Lordstown Motors Corp 52,026
29,276 * Tesla, Inc 26,098,090
TOTAL AUTOMOBILES & COMPONENTS 29,901,717
BANKS - 2 .7%
1,105 Amalgamated Financial Corp 25,503
339 Camden National Corp 15,492
1,460 CBTX, Inc 45,187
150,779 Citigroup, Inc 7,825,430
49,591 Citizens Financial Group, Inc 1,882,970
4,770 * Customers Bancorp, Inc 182,166
129 Federal Agricultural Mortgage Corp (FAMC) 14,228
119 First Commonwealth Financial Corp 1,764
5,530 First Republic Bank 899,786
414 HomeStreet, Inc 15,438
16,834 Huntington Bancshares, Inc 223,724
33,252 Keycorp 608,512
262 Live Oak Bancshares, Inc 9,862
34,002 PNC Financial Services Group, Inc 5,642,292
1,527 Premier Financial Corp 43,489
65,064 Regions Financial Corp 1,378,056
10,391 * SVB Financial Group 4,193,288
6,131 * Texas Capital Bancshares, Inc 359,399
137,130 Truist Financial Corp 6,920,951
1,445 Univest Financial Corp 36,038
TOTAL BANKS 30,323,575
CAPITAL GOODS - 6 .6%
39,841 3M Co 5,706,825
19,402 * Axon Enterprise, Inc 2,137,906
1,631 *,e Blink Charging Co 34,528
740 Carlisle Cos, Inc 219,114
88,108 Carrier Global Corp 3,571,017
42,312 Caterpillar, Inc 8,388,354
10,997 Curtiss-Wright Corp 1,577,410
23,960 Deere & Co 8,222,593
47,188 Eaton Corp 7,002,227
271 EMCOR Group, Inc 31,536
56,953 Emerson Electric Co 5,129,757
28,654 Fastenal Co 1,471,670
23,152 Fortive Corp 1,492,146
3,575 * Generac Holdings, Inc 959,173
14,308 Hexcel Corp 865,777
34,648 Illinois Tool Works, Inc 7,198,469
32,510 Johnson Controls International plc 1,752,614
20,763 Maxar Technologies, Inc 570,567
16,074 * Mercury Systems, Inc 948,527
1,616 Moog, Inc (Class A) 138,394
3,920 Owens Corning, Inc 363,541
7,907 PACCAR, Inc 723,649
21,743 Quanta Services, Inc 3,016,406
6,567 Rockwell Automation, Inc 1,676,424
2,387 Trane Technologies plc 350,865
17,595 * Triumph Group, Inc 273,426
19,631 * United Rentals, Inc 6,334,335
2,509 * Vectrus, Inc 83,399
4,195 * Veritiv Corp 520,264
537 W.W. Grainger, Inc 291,876

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
6,960 * WESCO International, Inc $ 889,766
6,924 Woodward Inc 724,943
1,778 Xylem, Inc 163,629
TOTAL CAPITAL GOODS 72,831,127
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
6,190 ACCO Brands Corp 44,382
15,060 Cintas Corp 6,407,880
48,060 * Copart, Inc 6,156,486
1,243 Heidrick & Struggles International, Inc 38,707
1,324 Herman Miller, Inc 39,866
278 ICF International, Inc 26,229
162 Insperity, Inc 17,778
2,761 * KAR Auction Services, Inc 47,213
5,463 Kelly Services, Inc (Class A) 118,438
7 Kforce, Inc 461
5,558 TransUnion 440,360
1,943 * TrueBlue, Inc 42,047
393 Verisk Analytics, Inc 74,768
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,454,615
CONSUMER DURABLES & APPAREL - 1 .3%
5,721 DR Horton, Inc 446,410
16,985 * GoPro, Inc 108,024
5 Hasbro, Inc 394
1,724 * iRobot Corp 79,321
2,929 * Lovesac Co 91,268
13,993 * Lululemon Athletica, Inc 4,344,966
77,662 Nike, Inc (Class B) 8,924,917
9,623 * Sonos, Inc 212,764
10,943 * Tupperware Brands Corp 81,635
TOTAL CONSUMER DURABLES & APPAREL 14,289,699
CONSUMER SERVICES - 2 .3%
21,317 * 2U, Inc 208,693
3,927 * American Public Education, Inc 61,693
3,938 * Booking Holdings, Inc 7,622,747
6,922 * Brinker International, Inc 192,085
4,301 Carriage Services, Inc 156,040
12,260 * Dave & Buster's Entertainment, Inc 458,034
2,879 Domino's Pizza, Inc 1,128,885
1,397 * El Pollo Loco Holdings, Inc 13,579
6,086 European Wax Center, Inc 127,319
128 * frontdoor, Inc 3,426
49,666 Hilton Worldwide Holdings, Inc 6,360,725
5,037 * Shake Shack, Inc 259,204
4,968 * Six Flags Entertainment Corp 112,625
94,342 Starbucks Corp 7,998,315
2,511 Vail Resorts, Inc 595,433
7,087 * WW International Inc 47,058
TOTAL CONSUMER SERVICES 25,345,861
DIVERSIFIED FINANCIALS - 6 .8%
53,145 Ally Financial, Inc 1,757,505
50,201 American Express Co 7,731,958
4,768 Ameriprise Financial, Inc 1,286,979
54,996 Bank of New York Mellon Corp 2,390,126
11,730 BlackRock, Inc 7,849,481
116,654 Charles Schwab Corp 8,054,959
23,450 CME Group, Inc 4,677,806
28,027 Discover Financial Services 2,830,727

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
2,047 * Donnelley Financial Solutions, Inc $ 69,578
24,950 Goldman Sachs Group, Inc 8,318,080
64,815 Intercontinental Exchange Group, Inc 6,610,482
14,643 Moody's Corp 4,542,991
97,570 Morgan Stanley 8,225,151
1,527 Raymond James Financial, Inc 150,364
23,484 S&P Global, Inc 8,851,824
19,202 State Street Corp 1,364,110
1,079 T Rowe Price Group, Inc 133,224
TOTAL DIVERSIFIED FINANCIALS 74,845,345
ENERGY - 3 .2%
38,102 Archrock, Inc 321,581
235,131 Baker Hughes Co 6,040,515
16,830 Cactus, Inc 699,960
58,338 ChampionX Corp 1,218,681
44,790 Cheniere Energy, Inc 6,699,688
48,397 * Clean Energy Fuels Corp 313,613
20,124 Delek US Holdings, Inc 536,506
4,198 * DMC Global, Inc 95,547
8,392 * Dril-Quip, Inc 215,255
28,495 DT Midstream, Inc 1,568,080
1,650 Enviva, Inc 114,890
15,053 * Green Plains Inc 542,209
206,338 Halliburton Co 6,045,703
43,087 HF Sinclair Corp 2,060,420
112,414 NOV, Inc 2,092,025
29,233 * Oceaneering International, Inc 310,454
100,356 ONEOK, Inc 5,995,267
20,180 * Weatherford International Ltd 466,763
17,818 World Fuel Services Corp 493,915
TOTAL ENERGY 35,831,072
FOOD & STAPLES RETAILING - 0 .8%
23,272 * BJ's Wholesale Club Holdings, Inc 1,575,514
39,636 Kroger Co 1,840,696
40,550 * Performance Food Group Co 2,015,740
397 Pricesmart, Inc 26,353
5,542 SpartanNash Co 178,951
28,639 * Sprouts Farmers Market, Inc 791,582
10,982 * United Natural Foods, Inc 466,845
63,925 * US Foods Holding Corp 2,013,638
TOTAL FOOD & STAPLES RETAILING 8,909,319
FOOD, BEVERAGE & TOBACCO - 4 .1%
78,179 Archer-Daniels-Midland Co 6,470,876
7,764 *,e Beyond Meat, Inc 248,370
17,950 * Bunge Ltd 1,657,323
185,369 Coca-Cola Co 11,895,129
46,341 * Darling International, Inc 3,210,504
81,876 General Mills, Inc 6,123,506
87 * Hain Celestial Group, Inc 1,979
38,355 Hormel Foods Corp 1,892,436
6,455 Kellogg Co 477,154
11,256 McCormick & Co, Inc 983,212
66,749 PepsiCo, Inc 11,678,405
3,305 * Vital Farms, Inc 38,999
TOTAL FOOD, BEVERAGE & TOBACCO 44,677,893
HEALTH CARE EQUIPMENT & SERVICES - 5 .7%
2,773 * Abiomed, Inc 812,517

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
126 * Acadia Healthcare Co, Inc $ 10,447
9,707 * Align Technology, Inc 2,727,376
43 * AMN Healthcare Services, Inc 4,835
2,779 * Angiodynamics, Inc 63,056
10,266 * Cerus Corp 55,436
26,959 Cigna Corp 7,423,430
2,905 * Computer Programs & Systems, Inc 98,073
2,215 Cooper Cos, Inc 724,305
50,194 CVS Health Corp 4,802,562
47,352 * Dexcom, Inc 3,886,652
67,509 * Edwards Lifesciences Corp 6,787,355
17,352 Elevance Health, Inc 8,278,639
295 Encompass Health Corp 14,933
147 * Enhabit, Inc 2,574
9,467 * Envista Holdings Corp 384,834
517 * Guardant Health, Inc 25,938
24,807 HCA Healthcare, Inc 5,269,503
3,910 * Health Catalyst, Inc 65,453
6,341 * Hologic, Inc 452,621
13,763 Humana, Inc 6,633,766
8,089 * IDEXX Laboratories, Inc 3,228,967
90 * Integer Holding Corp 6,290
32,673 * Intuitive Surgical, Inc 7,520,344
62 * LivaNova plc 3,948
9,316 * Meridian Bioscience, Inc 294,945
7,558 * NextGen Healthcare, Inc 129,393
11,186 * Omnicell, Inc 1,231,802
6,517 * Opko Health, Inc 15,380
17,854 * OraSure Technologies, Inc 54,633
1,385 * Orthofix Medical Inc 35,525
69 * Penumbra, Inc 9,617
3,621 * PetIQ, Inc 59,384
586 * RadNet, Inc 12,054
6,489 Resmed, Inc 1,560,734
2,949 * Staar Surgical Co 237,984
368 * Tactile Systems Technology, Inc 2,852
1,379 * Tandem Diabetes Care, Inc 91,304
5,940 * Zimvie, Inc 115,355
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,134,816
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
55,201 Colgate-Palmolive Co 4,346,527
1,875 Kimberly-Clark Corp 247,106
99,397 Procter & Gamble Co 13,807,237
8,667 *,e Veru, Inc 104,871
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,505,741
INSURANCE - 3 .7%
48,655 Aflac, Inc 2,787,932
5,460 Allstate Corp 638,656
26,285 Arthur J. Gallagher & Co 4,704,752
38,435 Chubb Ltd 7,250,378
33,673 * Genworth Financial, Inc (Class A) 143,110
4,760 Lincoln National Corp 244,378
48,935 Loews Corp 2,850,464
46,223 Marsh & McLennan Cos, Inc 7,578,723
61,027 Progressive Corp 7,021,767
57,650 Prudential Financial, Inc 5,764,424
11,412 Travelers Cos, Inc 1,811,084

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
300 Willis Towers Watson plc $ 62,082
TOTAL INSURANCE 40,857,750
MATERIALS - 2 .7%
67,071 Ball Corp 4,924,353
4,887 * Clearwater Paper Corp 174,466
34,438 * Coeur Mining, Inc 110,546
16,584 Commercial Metals Co 657,058
81 Compass Minerals International, Inc 3,016
38,173 Ecolab, Inc 6,305,034
44,407 Graphic Packaging Holding Co 988,056
34 Innospec, Inc 3,468
6,388 International Flavors & Fragrances, Inc 792,431
3,928 Koppers Holdings, Inc 92,465
90,600 Mosaic Co 4,770,996
3,959 Myers Industries, Inc 96,322
84,958 Newmont Goldcorp Corp 3,846,898
6,517 PPG Industries, Inc 842,583
4,169 Reliance Steel & Aluminum Co 793,152
2,568 Ryerson Holding Corp 70,363
2,888 Schnitzer Steel Industries, Inc (Class A) 102,697
3,886 Scotts Miracle-Gro Co (Class A) 345,660
51,393 Steel Dynamics, Inc 4,002,487
10,324 Trinseo plc 369,290
TOTAL MATERIALS 29,291,341
MEDIA & ENTERTAINMENT - 4 .2%
4,181 * Cinemark Holdings, Inc 76,638
241,096 Comcast Corp (Class A) 9,045,922
38,397 Electronic Arts, Inc 5,038,838
34,863 * Netflix, Inc 7,840,689
4,197 * Roku, Inc 274,987
13,672 * Take-Two Interactive Software, Inc 1,814,685
29,331 * TripAdvisor, Inc 557,582
150,144 * Twitter, Inc 6,247,492
40,872 * Vimeo, Inc 227,248
97,938 * Walt Disney Co 10,391,222
69,536 * Warner Bros Discovery, Inc 1,043,040
22,813 * ZipRecruiter, Inc 399,912
78,945 * ZoomInfo Technologies, Inc 2,991,226
TOTAL MEDIA & ENTERTAINMENT 45,949,481
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .4%
7,453 * Aerie Pharmaceuticals, Inc 52,246
22,005 Agilent Technologies, Inc 2,950,870
34,268 Amgen, Inc 8,480,302
12,823 * Atea Pharmaceuticals, Inc 105,149
126,425 Bristol-Myers Squibb Co 9,327,636
35,737 Danaher Corp 10,416,263
37,968 Eli Lilly & Co 12,517,670
49,732 Gilead Sciences, Inc 2,971,487
12,295 * Illumina, Inc 2,664,081
1,896 * IQVIA Holdings, Inc 455,552
16,507 * Karyopharm Therapeutics, Inc 70,155
5,337 * MacroGenics, Inc 16,705
123,700 Merck & Co, Inc 11,051,358
10,477 *,e Provention Bio, Inc 40,022
417 * Reata Pharmaceuticals, Inc 12,794
10,076 * Regeneron Pharmaceuticals, Inc 5,861,108
2,210 * Revance Therapeutics, Inc 34,299
7,138 * Sangamo Therapeutics Inc 30,622

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
19,375 Thermo Fisher Scientific, Inc $ 11,594,194
19,942 * Vertex Pharmaceuticals, Inc 5,591,936
3,424 West Pharmaceutical Services, Inc 1,176,349
38,502 Zoetis, Inc 7,028,540
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 92,449,338
REAL ESTATE - 3 .7%
349 American Campus Communities, Inc 22,797
32,156 American Tower Corp 8,708,809
5,091 Boston Properties, Inc 464,096
13,234 CatchMark Timber Trust, Inc 148,750
41,029 CBRE Group, Inc 3,512,903
11,949 City Office REIT, Inc 168,481
35,811 Crown Castle International Corp 6,469,615
24,207 * DiamondRock Hospitality Co 224,641
11,972 Empire State Realty Trust, Inc 102,121
9,628 Equinix, Inc 6,775,609
21,280 Franklin Street Properties Corp 80,651
2,503 * Howard Hughes Corp 177,438
973 Hudson Pacific Properties 14,634
6,811 Iron Mountain, Inc 330,265
22,106 Macerich Co 234,545
32,490 Paramount Group, Inc 255,047
33,468 Park Hotels & Resorts, Inc 521,766
59,997 Prologis, Inc 7,953,202
18,005 * Realogy Holdings Corp 178,790
3,682 SL Green Realty Corp 182,811
17,766 * Sunstone Hotel Investors, Inc 201,289
4,386 * Tejon Ranch Co 72,457
3,285 Ventas, Inc 176,667
40,242 Welltower, Inc 3,474,494
13,732 * Xenia Hotels & Resorts, Inc 225,479
TOTAL REAL ESTATE 40,677,357
RETAILING - 4 .0%
6,440 * 1-800-FLOWERS.COM, Inc (Class A) 64,207
11,645 Academy Sports & Outdoors, Inc 501,084
126,814 eBay, Inc 6,166,965
3,743 Hibbett Sports, Inc 175,622
44,797 Home Depot, Inc 13,481,209
2,594 * Lands' End, Inc 33,073
6,255 * Liquidity Services, Inc 125,913
11 LKQ Corp 603
44,486 Lowe's Companies, Inc 8,520,404
39,162 Macy's, Inc 691,209
18,211 * Quotient Technology, Inc 50,444
19,430 *,e RealReal, Inc 45,272
45,133 Target Corp 7,373,830
60,502 TJX Companies, Inc 3,700,302
1,951 * TravelCenters of America, Inc 81,396
19,030 Williams-Sonoma, Inc 2,748,313
104 Winmark Corp 23,104
309 * Zumiez, Inc 8,034
TOTAL RETAILING 43,790,984
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .4%
75,281 Applied Materials, Inc 7,978,280
5,538 * Cirrus Logic, Inc 473,278
13,140 * First Solar, Inc 1,303,094
240,730 Intel Corp 8,740,906
11,595 Lam Research Corp 5,803,413

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
95,371 NVIDIA Corp $ 17,322,235
99,362 * ON Semiconductor Corp 6,635,394
10,812 * Rambus, Inc 273,327
1,540 * Silicon Laboratories, Inc 227,119
56,459 Texas Instruments, Inc 10,099,951
1,125 Universal Display Corp 129,893
4,925 * Wolfspeed, Inc 410,253
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,397,143
SOFTWARE & SERVICES - 17 .8%
34,883 Accenture plc 10,683,268
25,385 * Adobe, Inc 10,410,896
7,964 * Ansys, Inc 2,221,876
24,328 * Autodesk, Inc 5,262,633
34,634 Automatic Data Processing, Inc 8,350,950
11,106 * Avaya Holdings Corp 9,980
6,757 * Benefitfocus, Inc 57,232
32,248 * Cadence Design Systems, Inc 6,000,708
11,181 Concentrix Corp 1,495,571
9,357 CSG Systems International, Inc 610,544
71,934 * DXC Technology Co 2,273,114
330 * Elastic NV 26,364
9,187 * ExlService Holdings, Inc 1,546,815
68,699 Fidelity National Information Services, Inc 7,018,290
63,997 International Business Machines Corp 8,370,168
19,491 Intuit, Inc 8,891,209
37,945 Mastercard, Inc (Class A) 13,424,561
220,544 d Microsoft Corp 61,915,523
32,425 * Okta, Inc 3,192,241
3,687 * OneSpan, Inc 40,815
93,621 * PayPal Holdings, Inc 8,101,025
9,755 * Perficient, Inc 1,029,348
2,252 Roper Technologies, Inc 983,381
53,729 * Salesforce, Inc 9,887,211
15,361 * ServiceNow, Inc 6,861,144
19,704 * Synopsys, Inc 7,241,220
2,488 TTEC Holdings, Inc 182,047
27,056 VMware, Inc (Class A) 3,143,907
55,305 Western Union Co 941,291
13,008 * WEX, Inc 2,162,060
26,094 * Workday, Inc 4,047,179
TOTAL SOFTWARE & SERVICES 196,382,571
TECHNOLOGY HARDWARE & EQUIPMENT - 5 .0%
28,112 Avnet, Inc 1,345,722
8,425 Badger Meter, Inc 810,401
10,055 Benchmark Electronics, Inc 257,207
9,562 * Ciena Corp 493,399
227,906 Cisco Systems, Inc 10,340,095
47,640 Cognex Corp 2,428,687
9,052 CTS Corp 368,235
6,932 * ePlus, Inc 385,211
10,632 * Fabrinet 1,021,310
5,222 * FARO Technologies, Inc 169,820
381,984 Hewlett Packard Enterprise Co 5,439,452
188,182 HP, Inc 6,283,397
8,966 * Insight Enterprises, Inc 837,514
38,856 * Keysight Technologies, Inc 6,317,986
5,371 * Kimball Electronics, Inc 118,162
25,579 * Knowles Corp 505,185
172 * Lumentum Holdings, Inc 15,559

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
600 Methode Electronics, Inc $ 24,744
47,269 *,e Microvision, Inc 243,435
531 Motorola Solutions, Inc 126,691
21,732 National Instruments Corp 825,816
4,734 * OSI Systems, Inc 457,636
7,569 *,e PAR Technology Corp 315,022
7,905 * Plexus Corp 742,675
644 * Ribbon Communications, Inc 2,183
5,484 * Rogers Corp 1,476,567
12,241 SYNNEX Corp 1,229,241
73,431 * Trimble Inc 5,098,314
26,737 * TTM Technologies, Inc 361,752
2,890 * Vishay Precision Group, Inc 90,110
46,607 Vontier Corp 1,202,461
34,198 Xerox Holdings Corp 585,812
15,387 * Zebra Technologies Corp (Class A) 5,503,776
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 55,423,577
TELECOMMUNICATION SERVICES - 1 .3%
34,048 * T-Mobile US, Inc 4,870,907
204,613 Verizon Communications, Inc 9,451,074
TOTAL TELECOMMUNICATION SERVICES 14,321,981
TRANSPORTATION - 1 .8%
8,541 * Avis Budget Group, Inc 1,554,718
4,518 CH Robinson Worldwide, Inc 500,143
228,650 CSX Corp 7,392,254
27,646 Expeditors International of Washington, Inc 2,937,387
10,134 * GXO Logistics, Inc 486,432
19,070 Old Dominion Freight Line 5,787,936
8,212 Ryder System, Inc 643,164
TOTAL TRANSPORTATION 19,302,034
UTILITIES - 2 .3%
23,616 Clearway Energy, Inc (Class C) 886,545
63,098 Consolidated Edison, Inc 6,263,738
69,075 Eversource Energy 6,093,797
7,098 ONE Gas, Inc 602,904
41,582 Sempra Energy 6,894,296
18,849 Southwest Gas Holdings Inc 1,639,109
28,346 * Sunnova Energy International, Inc 737,563
61,559 UGI Corp 2,656,886
TOTAL UTILITIES 25,774,838
TOTAL COMMON STOCKS 1,095,669,175
(Cost $1,016,431,674)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .5%
$ 5,290,000 r Fixed Income Clearing Corp (FICC) 2 .240% 08/01/22 5,290,000
TOTAL REPURCHASE AGREEMENT 5,290,000

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
569,177 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 569,177
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 569,177
TOTAL SHORT-TERM INVESTMENTS 5,859,177
(Cost $5,859,177)
TOTAL INVESTMENTS - 99.9% 1,101,528,352
(Cost $1,022,290,851)
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,468,728
NET ASSETS - 100.0% $ 1,102,997,080
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $840,087.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $5,290,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $5,395,819.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 24 09/16/22  $ 4,805,276 $ 4,960,200 $ 154,924

Emerging Markets Equity Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 89.4%
BRAZIL - 12 .2%
13,686,402 Americanas S.A. $ 37,032,455
7,715,472 a Arcos Dorados Holdings, Inc 56,014,327
2,400,302 * Pagseguro Digital Ltd 26,043,277
2,562,600 Petroleo Brasileiro S.A. (Preference) 16,913,626
2,243,854 * StoneCo Ltd 21,496,121
TOTAL BRAZIL 157,499,806
CHINA - 22 .7%
4,734,308 * Alibaba Group Holding Ltd 53,230,043
3,565,008 * Baidu, Inc 61,619,017
30,127,000 Bank of China Ltd - H 10,712,714
706,473 * Baozun, Inc (ADR) 6,146,315
8,453,000 China Life Insurance Co Ltd 12,590,065
2,622,500 China Merchants Bank Co Ltd 14,170,149
2,949,427 * HUYA, Inc (ADR) 9,733,109
2,745,513 * iClick Interactive Asia Group Ltd (ADR) 1,400,212
10,450,000 Lenovo Group Ltd 10,134,355
270,231 * Pinduoduo, Inc (ADR) 13,244,021
3,596,216 Ping An Insurance Group Co of China Ltd (Class A) 22,510,407
1,300,476 Tencent Holdings Ltd 50,261,851
2,889,366 * Vipshop Holdings Ltd (ADR) 26,466,593
TOTAL CHINA 292,218,851
COLOMBIA - 1 .1%
508,565 BanColombia S.A. (ADR) 14,733,128
TOTAL COLOMBIA 14,733,128
HONG KONG - 1 .7%
1,603,575 * Melco Crown Entertainment Ltd (ADR) 8,258,411
22,290 *,† Mongolian Metals Corporation 0
17,183,500 g WH Group Ltd 13,013,699
TOTAL HONG KONG 21,272,110
INDIA - 14 .4%
22,956,912 Edelweiss Capital Ltd 16,926,721
397,753 HDFC Bank Ltd (ADR) 24,978,888
1,299,303 Housing Development Finance Corp 39,210,124
2,015,521 * Life Insurance Corp of India 17,235,662
1,350,449 Piramal Healthcare Ltd 30,306,185
6,934,488 *,g RBL Bank Ltd 8,116,074
1,538,304 Reliance Industries Ltd 48,924,718
TOTAL INDIA 185,698,372
INDONESIA - 3 .0%
42,306,500 Astra International Tbk PT 18,069,019
9,237,400 PT United Tractors Tbk 20,187,521
TOTAL INDONESIA 38,256,540
KOREA, REPUBLIC OF - 8 .7%
184,949 Hynix Semiconductor, Inc 13,981,552
391,414 KB Financial Group, Inc 14,557,442
117,296 Naver Corp 23,464,040
1,006,418 Samsung Electronics Co Ltd 47,638,938
29,542 Samsung SDI Co Ltd 12,985,173
TOTAL KOREA, REPUBLIC OF 112,627,145

Portfolio of investments
(unaudited)
Emerging Markets Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
MACAU - 1 .3%
24,888,100 *,e Wynn Macau Ltd $ 16,367,004
TOTAL MACAU 16,367,004
MEXICO - 4 .1%
546,415 Fomento Economico Mexicano SAB de C.V. (ADR) 33,866,802
2,502,538 Grupo Televisa SAB (ADR) 19,569,847
TOTAL MEXICO 53,436,649
PERU - 1 .3%
131,897 Credicorp Ltd 17,067,472
TOTAL PERU 17,067,472
SAUDI ARABIA - 0 .8%
904,328 Saudi British Bank 10,180,663
TOTAL SAUDI ARABIA 10,180,663
SOUTH AFRICA - 2 .3%
96,598 Naspers Ltd (N Shares) 13,647,984
1,594,495 Standard Bank Group Ltd 15,361,606
TOTAL SOUTH AFRICA 29,009,590
TAIWAN - 12 .8%
7,360,000 Hon Hai Precision Industry Co, Ltd 26,898,927
1,287,000 MediaTek, Inc 29,652,580
6,290,400 * Taiwan Semiconductor Manufacturing Co Ltd 107,877,624
TOTAL TAIWAN 164,429,131
TANZANIA, UNITED REPUBLIC OF - 0 .9%
803,793 e AngloGold Ashanti Ltd (ADR) 11,823,795
TOTAL TANZANIA, UNITED REPUBLIC OF 11,823,795
THAILAND - 1 .9%
3,077,500 PTT Exploration & Production PCL (ADR) 13,836,579
11,759,700 PTT PCL 11,206,390
TOTAL THAILAND 25,042,969
UNITED STATES - 0 .2%
722,668 * Grab Holdings Ltd. 2,131,871
TOTAL UNITED STATES 2,131,871
TOTAL COMMON STOCKS 1,151,795,096
(Cost $1,438,032,968)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 10.1%
GOVERNMENT AGENCY DEBT - 8 .3%
$ 36,630,000 Federal Home Loan Bank (FHLB) 0 .000% 08/01/22 36,630,000
10,300,000 FHLB 0 .000 08/05/22 10,297,510
20,000,000 FHLB 0 .000 09/07/22 19,952,834
10,000,000 FHLB 0 .000 09/14/22 9,972,246
10,000,000 FHLB 0 .000 09/15/22 9,971,332
10,000,000 Tennessee Valley Authority (TVA) 0 .000 08/03/22 9,998,778
10,000,000 TVA 0 .000 08/10/22 9,994,503
TOTAL GOVERNMENT AGENCY DEBT 106,817,203
REPURCHASE AGREEMENT - 0 .8%
11,085,000 r Fixed Income Clearing Corp (FICC) 2 .240 08/01/22 11,085,000
TOTAL REPURCHASE AGREEMENT 11,085,000

Portfolio of investments
(unaudited)
Emerging Markets Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 0 .8%
$ 10,000,000 United States Treasury Bill 0 .000% 08/02/22 $ 9,999,507
TOTAL TREASURY DEBT 9,999,507
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
2,736,704 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 2,736,704
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,736,704
TOTAL SHORT-TERM INVESTMENTS 130,638,414
(Cost $130,648,111)
TOTAL INVESTMENTS - 99.5% 1,282,433,510
(Cost $1,568,681,079)
OTHER ASSETS & LIABILITIES, NET - 0.5% 6,609,907
NET ASSETS - 100.0% $ 1,289,043,417
ADR American Depositary Receipt
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
a
Affiliated holding
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,581,163.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $21,129,773 or 1.6% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $11,085,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $11,306,776.

Portfolio of investments
(unaudited)
International Equity Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 94.0%
AUSTRALIA - 6 .3%
2,520,361 BHP Billiton Ltd $ 68,970,576
1,424,844 Commonwealth Bank of Australia 101,188,718
11,994,308 Glencore Xstrata plc 67,980,127
4,098,459 * NEXTDC Ltd 34,117,797
1,058,063 Rio Tinto plc 63,874,710
455,432 Woodside Energy Group Ltd 10,283,872
TOTAL AUSTRALIA 346,415,800
BRAZIL - 0 .7%
11,329,098 * Banco Bradesco S.A. (Preference) 38,164,353
TOTAL BRAZIL 38,164,353
DENMARK - 1 .5%
492,997 DSV AS 83,070,439
TOTAL DENMARK 83,070,439
FINLAND - 1 .2%
6,660,944 Nordea Bank Abp 65,642,111
TOTAL FINLAND 65,642,111
FRANCE - 10 .6%
1,280,437 Airbus SE 138,058,875
1,743,966 Compagnie de Saint-Gobain 81,320,818
556,035 Essilor International S.A. 87,176,467
137,258 Kering 78,578,965
1,852,731 * Total S.A. 94,632,597
1,115,728 Valeo S.A. 23,965,864
655,404 Vinci S.A. 62,826,202
2,018,828 Vivendi Universal S.A. 19,165,405
TOTAL FRANCE 585,725,193
GERMANY - 9 .5%
258,729 Adidas-Salomon AG. 44,757,911
2,484,325 Bayer AG. 144,911,265
1,286,596 Deutsche Post AG. 51,386,467
845,745 HeidelbergCement AG. 43,079,713
1,354,299 Infineon Technologies AG. 37,140,926
1,677,234 RWE AG. 68,997,960
733,828 Siemens AG. 81,854,082
375,754 Volkswagen AG. (Preference) 53,127,799
TOTAL GERMANY 525,256,123
HONG KONG - 1 .6%
1,981,724 Hong Kong Exchanges and Clearing Ltd 90,942,175
TOTAL HONG KONG 90,942,175
IRELAND - 1 .5%
2,141,395 CRH plc 82,174,193
TOTAL IRELAND 82,174,193
ITALY - 1 .8%
6,670,410 Enel S.p.A. 33,627,299
1,307,128 Moncler S.p.A 65,524,846
TOTAL ITALY 99,152,145
JAPAN - 18 .9%
4,545,900 Daiichi Sankyo Co Ltd 120,533,188
394,916 Daikin Industries Ltd 69,259,668
2,744,379 * Hitachi Ltd 138,942,543

Portfolio of investments
(unaudited)
International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
144,300 Keyence Corp $ 57,192,165
152,628 Nintendo Co Ltd 68,251,128
2,909,300 ORIX Corp 51,849,019
2,392,600 Recruit Holdings Co Ltd 89,418,715
2,205,500 * SBI Holdings, Inc 44,743,921
1,005,900 Shiseido Co Ltd 41,375,902
1,796,959 Sony Corp 152,432,274
1,944,100 Sumitomo Mitsui Financial Group, Inc 60,990,481
9,205,945 * Toyota Motor Corp 149,421,913
TOTAL JAPAN 1,044,410,917
KOREA, REPUBLIC OF - 0 .7%
80,689 LG Chem Ltd 37,581,264
TOTAL KOREA, REPUBLIC OF 37,581,264
NETHERLANDS - 9 .8%
186,099 e ASML Holding NV 106,961,866
641,788 Heineken NV 63,271,829
7,030,523 ING Groep NV 68,293,264
19,613,806 e Koninklijke KPN NV 64,705,758
7,188,941 Shell plc 191,774,436
1,921,810 Universal Music Group NV 43,503,048
TOTAL NETHERLANDS 538,510,201
NORWAY - 2 .0%
2,802,971 * Equinor ASA 107,925,268
TOTAL NORWAY 107,925,268
SPAIN - 1 .0%
12,484,981 Banco Bilbao Vizcaya Argentaria S.A. 56,577,804
TOTAL SPAIN 56,577,804
SWITZERLAND - 4 .9%
120,855 Lonza Group AG. 73,449,785
1,458,689 Novartis AG. 125,344,606
170,400 Zurich Insurance Group AG 74,384,427
TOTAL SWITZERLAND 273,178,818
TAIWAN - 0 .8%
497,138 * Taiwan Semiconductor Manufacturing Co Ltd (ADR) 43,986,770
TOTAL TAIWAN 43,986,770
UNITED KINGDOM - 16 .1%
1,397,046 Ashtead Group plc 78,639,312
1,588,635 AstraZeneca plc 208,970,966
30,907,248 Barclays plc 59,204,769
7,532,092 BP plc 36,864,014
1,590,669 British American Tobacco plc 62,328,189
3,233,874 Diageo plc 153,194,615
3,724,156 * Haleon plc 13,233,937
362,884 Linde plc (Xetra) 109,894,276
1,189,867 Reckitt Benckiser Group plc 96,515,745
21,215,356 Tesco plc 68,040,523
TOTAL UNITED KINGDOM 886,886,346
UNITED STATES - 5 .1%
2,979,324 GSK plc 62,596,201
581,628 Nestle S.A. 71,265,292
384,262 Roche Holding AG. 127,576,720

Portfolio of investments
(unaudited)
International Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
149,726 Schneider Electric S.A. $ 20,707,679
TOTAL UNITED STATES 282,145,892
TOTAL COMMON STOCKS 5,187,745,812
(Cost $4,883,528,992)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.8%
GOVERNMENT AGENCY DEBT - 3 .6%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 08/24/22 9,986,106
50,000,000 Federal Home Loan Bank (FHLB) 0 .000 08/05/22 49,987,911
12,500,000 FHLB 0 .000 08/15/22 12,489,426
40,000,000 FHLB 0 .000 09/07/22 39,905,667
10,000,000 FHLB 0 .000 09/14/22 9,972,246
20,000,000 FHLB 0 .000 09/15/22 19,942,665
10,000,000 FHLB 0 .000 12/28/22 9,889,541
25,000,000 Tennessee Valley Authority (TVA) 0 .000 08/03/22 24,996,945
20,000,000 TVA 0 .000 08/10/22 19,989,006
TOTAL GOVERNMENT AGENCY DEBT 197,159,513
REPURCHASE AGREEMENT - 0 .5%
28,610,000 r Fixed Income Clearing Corp (FICC) 2 .240 08/01/22 28,610,000
TOTAL REPURCHASE AGREEMENT 28,610,000
TREASURY DEBT - 0 .3%
20,000,000 United States Treasury Bill 0 .000 08/02/22 19,999,014
TOTAL TREASURY DEBT 19,999,014
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .4%
76,394,391 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 76,394,391
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 76,394,391
TOTAL SHORT-TERM INVESTMENTS 322,162,918
(Cost $322,226,709)
TOTAL INVESTMENTS - 99.8% 5,509,908,730
(Cost $5,205,755,701)
OTHER ASSETS & LIABILITIES, NET - 0.2% 10,717,312
NET ASSETS - 100.0% $ 5,520,626,042
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,803,395.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $28,610,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rates 1.500%–3.125% and maturity dates 11/15/28–11/30/28, valued at $29,182,267.

International Opportunities Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 95.2%
AUSTRALIA - 2 .7%
97,623 * Australia & New Zealand Banking Group Ltd $ 1,577,711
1,464,354 Australia & New Zealand Banking Group Ltd 23,665,807
990,827 IDP Education Ltd 19,935,314
4,272,409 *,e PointsBet Holdings Ltd 9,682,204
TOTAL AUSTRALIA 54,861,036
BRAZIL - 4 .6%
4,678,524 Banco BTG Pactual S.A. - Unit 20,372,073
5,623,500 * Itau Unibanco Holding S.A. 25,671,531
19,069,500 Magazine Luiza S.A. 9,508,767
1,208,021 * Pagseguro Digital Ltd 13,107,028
1,844,600 Vale S.A. 24,866,325
TOTAL BRAZIL 93,525,724
CANADA - 12 .7%
1,049,500 Alimentation Couche-Tard, Inc 46,887,583
396,248 e Bank of Montreal 39,502,573
898,096 e Cameco Corp (Toronto) 23,130,066
653,557 Dollarama, Inc 39,609,979
986,588 *,e Lightspeed Commerce, Inc 21,171,714
407,696 Nutrien Ltd 34,900,344
711,050 *,e Shopify, Inc (Class A) 24,770,560
830,767 Suncor Energy, Inc 28,195,021
TOTAL CANADA 258,167,840
CHINA - 3 .7%
1,021,900 JD.com, Inc 30,485,878
922,400 Silergy Corp 17,262,130
703,300 Tencent Holdings Ltd 27,181,709
TOTAL CHINA 74,929,717
DENMARK - 4 .1%
182,956 Carlsberg AS (Class B) 23,663,875
510,300 Novo Nordisk AS 59,436,556
TOTAL DENMARK 83,100,431
FRANCE - 5 .1%
186,139 Essilor International S.A. 29,183,308
83,512 L'Oreal S.A. 31,572,323
127,639 Teleperformance 42,682,599
TOTAL FRANCE 103,438,230
GERMANY - 4 .1%
453,465 Bayer AG. 26,450,721
161,482 Beiersdorf AG. 16,652,787
148,233 Deutsche Boerse AG. 25,876,338
534,075 * HelloFresh SE 14,761,687
TOTAL GERMANY 83,741,533
INDIA - 1 .1%
509,472 MindTree Ltd 22,070,972
TOTAL INDIA 22,070,972
INDONESIA - 1 .3%
85,976,300 Bank Rakyat Indonesia 25,379,584
TOTAL INDONESIA 25,379,584
IRELAND - 3 .7%
626,315 CRH plc 24,034,300

Portfolio of investments
(unaudited)
International Opportunities Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
IRELAND—continued
189,493 * Flutter Entertainment plc $ 19,047,003
321,350 Keywords Studios plc 9,879,549
587,889 Smurfit Kappa Group plc 21,309,446
TOTAL IRELAND 74,270,298
ITALY - 4 .7%
629,250 Amplifon S.p.A. 20,808,121
1,926,620 Davide Campari-Milano NV 21,389,067
141,800 Ferrari NV 30,112,964
475,890 Moncler S.p.A 23,855,827
TOTAL ITALY 96,165,979
JAPAN - 9 .8%
62,600 e BayCurrent Consulting, Inc 19,585,315
784,400 Benefit One, Inc 12,740,536
206,900 GMO Payment Gateway, Inc 17,193,993
1,126,000 MonotaRO Co Ltd 20,105,105
235,300 Murata Manufacturing Co Ltd 13,744,037
1,857,700 Nikon Corp 21,394,289
241,000 Paltac Corp 7,554,994
752,300 Recruit Holdings Co Ltd 28,115,731
2 Seria Co Ltd 40
144,999 * SHIFT, Inc 22,788,641
695,200 SMS Co Ltd 16,712,360
836,000 TechnoPro Holdings, Inc 19,427,590
TOTAL JAPAN 199,362,631
NETHERLANDS - 5 .4%
13,634 *,g Adyen NV 24,524,455
87,682 e ASML Holding NV 50,395,920
3,492,429 ING Groep NV 33,924,841
TOTAL NETHERLANDS 108,845,216
NORWAY - 3 .5%
943,774 e Aker BP ASA 32,792,701
967,777 * Equinor ASA 37,263,172
TOTAL NORWAY 70,055,873
PHILIPPINES - 0 .9%
5,703,054 BDO Unibank, Inc 12,379,639
6,009,020 Robinsons Retail Holdings, Inc 6,043,899
TOTAL PHILIPPINES 18,423,538
PORTUGAL - 1 .4%
1,204,396 Jeronimo Martins SGPS S.A. 27,878,088
TOTAL PORTUGAL 27,878,088
SPAIN - 1 .3%
441,397 * Amadeus IT Holding S.A. 25,737,948
142,139 *,†,e Let's GOWEX S.A. 1,453
TOTAL SPAIN 25,739,401
SWEDEN - 4 .3%
152,148 g Evolution Gaming Group AB 14,763,039
2,009,889 Hexagon AB 23,665,523
652,000 Intrum Justitia AB 13,926,695
3,273,725 Swedish Match AB 34,271,056
TOTAL SWEDEN 86,626,313
SWITZERLAND - 2 .6%
6,007 Givaudan S.A. 20,997,809

Portfolio of investments
(unaudited)
International Opportunities Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SWITZERLAND—continued
52,867 Lonza Group AG. $ 32,129,989
TOTAL SWITZERLAND 53,127,798
TAIWAN - 3 .4%
1,197,540 Dadi Early-Childhood Education Group Ltd 4,675,706
938,000 Eclat Textile Co Ltd 12,824,834
2,700,349 Hota Industrial Manufacturing Co Ltd 7,383,723
2,597,000 * Taiwan Semiconductor Manufacturing Co Ltd 44,537,421
TOTAL TAIWAN 69,421,684
UNITED KINGDOM - 10 .0%
910,320 Ashtead Group plc 51,241,647
3,252,963 Beazley plc 21,544,809
572,358 Compass Group plc 13,414,030
3,360,116 * Darktrace plc 15,428,386
343,237 Dechra Pharmaceuticals plc 15,446,573
1,880,365 Electrocomponents plc 23,738,986
631,290 e Fevertree Drinks plc 8,271,265
76,655 Linde plc (Xetra) 23,213,880
951,691 Travis Perkins plc 12,214,611
7,333,728 Tritax Big Box REIT plc 17,644,341
TOTAL UNITED KINGDOM 202,158,528
UNITED STATES - 4 .8%
207,859 Ferguson plc 26,148,390
980,069 * Grab Holdings Ltd. 2,891,203
79,741 * Lululemon Athletica, Inc 24,760,378
128,319 Roche Holding AG. 42,602,488
TOTAL UNITED STATES 96,402,459
TOTAL COMMON STOCKS 1,927,692,873
(Cost $1,616,896,616)
REFERENCERATE & SPREAD
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,504 e PointsBet Holdings Ltd 07/08/24 0
112,654 e PointsBet Holdings Pty Ltd 09/30/22 236
TOTAL AUSTRALIA 236
TOTAL RIGHTS/WARRANTS 236
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 9.8%
GOVERNMENT AGENCY DEBT - 2 .8%
$ 35,300,000 Federal Home Loan Bank (FHLB) 0 .000% 08/05/22 35,291,466
12,500,000 FHLB 0 .000 09/07/22 12,470,521
10,000,000 FHLB 0 .000 09/15/22 9,971,332
TOTAL GOVERNMENT AGENCY DEBT 57,733,319
REPURCHASE AGREEMENT - 1 .1%
23,080,000 r Fixed Income Clearing Corp (FICC) 2 .240 08/01/22 23,080,000
TOTAL REPURCHASE AGREEMENT 23,080,000

Portfolio of investments
(unaudited)
International Opportunities Fund July 31, 2022

TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 1 .0%
$ 20,000,000 United States Treasury Bill 0 .000% 08/02/22 $ 19,999,014
TOTAL TREASURY DEBT 19,999,014
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4 .9%
99,057,134 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 99,057,134
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 99,057,134
TOTAL SHORT-TERM INVESTMENTS 199,869,467
(Cost $199,886,069)
TOTAL INVESTMENTS - 105.0% 2,127,562,576
(Cost $1,816,782,685)
OTHER ASSETS & LIABILITIES, NET - (5.0)% (102,041,538)
NET ASSETS - 100.0% $ 2,025,521,038
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $118,650,817.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $39,287,494 or 1.9% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $23,080,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $23,541,678.

Quant International Small-Cap Equity Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 99.7%
AUSTRALIA - 7 .2%
1,351,878 Abacus Property Group $ 2,792,610
202,338 AUB Group Ltd 2,775,237
1,077,002 Bank of Queensland Ltd (ASE) 5,704,013
550,422 Bendigo Bank Ltd 3,994,210
474,583 carsales.com Ltd 6,918,572
938,815 Centuria Capital Group 1,381,020
1,043,545 Centuria Office REIT 1,367,382
670,220 Charter Hall Education Trust 1,780,409
2,024,930 Charter Hall Long Wale REIT 6,494,687
1,204,422 Cleanaway Waste Management Ltd 2,320,307
26,438 Codan Ltd 161,989
3,623,310 g Coronado Global Resources, Inc 3,604,571
23,717 Futuris Corp Ltd 188,460
132,763 GDI Property Group 91,281
129,523 Growthpoint Properties Australia Ltd 344,219
125,317 Home Consortium 471,918
1,112,318 HomeCo Daily Needs REIT 1,079,792
889,291 e Iluka Resources Ltd 6,035,638
2,725,650 Incitec Pivot Ltd 6,944,531
875,815 Ingenia Communities Group 2,871,799
1,338,083 Macquarie CountryWide Trust 3,960,769
2,155,516 *,e nearmap Ltd 2,110,881
91,439 Netwealth Group Ltd 830,716
1,370,113 Nufarm Ltd 4,989,756
713,689 Perenti Global Ltd 287,916
2,167,612 Perseus Mining Ltd 2,572,568
11,202 Premier Investments Ltd 166,615
3,372,154 Qube Logistics Holdings Ltd 6,559,284
1,454,389 Shopping Centres Australasia Property Group 3,035,272
889,291 *,e Sierra Rutile Holdings Ltd 198,831
362,090 SmartGroup Corp Ltd 1,754,303
810,137 Steadfast Group Ltd 3,037,237
1,004,623 United Malt Grp Ltd 2,594,467
1,295,836 Waypoint REIT 2,387,051
TOTAL AUSTRALIA 91,808,311
AUSTRIA - 0 .8%
137,783 BAWAG Group AG. 6,361,407
16,312 EVN AG. 384,724
75,986 Uniqa Versicherungen AG. 520,587
70,787
Vienna Insurance Group AG Wiener Versicherung
Gruppe 1,625,150
34,906 Wienerberger AG. 803,449
TOTAL AUSTRIA 9,695,317
BELGIUM - 0 .3%
123,376 Fagron NV 1,881,829
18,753 Gimv NV 1,012,465
13,410 KBC Ancora 469,685
9,312 Melexis NV 798,996
1,411 VAN DE Velde 53,085
TOTAL BELGIUM 4,216,060
BRAZIL - 2 .0%
197,100 * 3R PETROLEUM OLEO E GAS S.A. 1,295,944
478,100 * Anima Holding S.A. 413,963
487,845 Boa Vista Servicos S.A. 507,259
1,895,300 Cia de Saneamento de Minas Gerais-COPASA 4,395,663
403,100 EDP - Energias do Brasil S.A. 1,690,588

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
BRAZIL—continued
1,276,600 Enauta Participacoes S.A. $ 4,571,887
2,662,600 * Grupo Mateus S.A. 2,207,641
158,700 Guararapes Confeccoes S.A. 228,813
2,846,315 * Hidrovias do Brasil S.A. 1,226,741
182,000 LOG Commercial Properties e Participacoes S.A. 735,865
108,900 M Dias Branco S.A. 655,618
1,385,800 Metalurgica Gerdau S.A. 2,739,942
1,402,790 Odontoprev S.A. 2,686,776
524,300 Vivara Participacoes S.A. 2,248,549
148,100 Wilson Sons Holdings Brasil S.A. 237,860
TOTAL BRAZIL 25,843,109
CANADA - 8 .5%
133,414 Atco Ltd 4,931,072
433,551 e Atlas Corp 5,063,876
288,537 * Baytex Energy Trust 1,550,220
120,846 *,e BELLUS Health, Inc 1,187,179
166,990 * Celestica, Inc 1,759,162
1,001,943 e Corus Entertainment, Inc 2,941,943
141,671 e Definity Financial Corp 4,082,355
90,577 *,e dentalcorp Holdings Ltd 771,696
163,549 Enerplus Corp 2,282,317
479,450 *,e Enthusiast Gaming Holdings, Inc 786,260
322,196 Finning International, Inc 7,045,010
92,609 Granite REIT 5,841,986
395,932 H&R Real Estate Investment Trust 4,170,960
39,537 e Hardwoods Distribution, Inc 1,031,225
1,073,151 * Headwater Exploration, Inc 5,204,223
220,630 Interfor Corp 5,447,910
15,523 g Jamieson Wellness, Inc 450,943
629,650 * Kelt Exploration Ltd 3,382,915
236,985 Killam Apartment Real Estate Investment Trust 3,329,320
52,826 * Kinaxis, Inc 6,314,946
8,212 Morguard Corp 709,007
17,997 *,e NanoXplore, Inc 51,579
447,209 e PrairieSky Royalty Ltd 6,562,069
60,548 Primaris REIT 626,497
103,080 Slate Grocery REIT 1,192,961
85,599 * Solaris Resources, Inc 481,956
23,683 *,g Spin Master Corp 882,738
593,808 e Superior Plus Corp 5,365,162
442,033 e Tamarack Valley Energy Ltd 1,536,095
134,087 e Timbercreek Financial Corp 876,427
344,132 e Topaz Energy Corp 6,025,098
235,140 * Torex Gold Resources, Inc 1,790,336
132,994 Tourmaline Oil Corp 8,332,442
548,071 TransAlta Corp 6,274,430
TOTAL CANADA 108,282,315
CHILE - 0 .1%
115,463 CAP S.A. 1,056,657
11,581 Empresa Nacional de Telecomunicaciones S.A. 38,298
TOTAL CHILE 1,094,955
CHINA - 2 .0%
616,000 *,e,g Antengene Corp Ltd 407,264
141,200 g AsiaInfo Technologies Ltd 225,201
1,566,000 Beijing Jingneng Clean Energy Co Ltd 315,434
2,946,000 Central China Management Co Ltd 322,235
8,056,000 China BlueChemical Ltd 2,179,583
348,000 China Shineway Pharmaceutical Group Ltd 277,118

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
CHINA—continued
3,376,000 China XLX Fertiliser Ltd $ 2,182,491
4,565,760 *,†,e China Zhongwang Holdings Ltd 5,816
9,326,000 Citic Resources Holdings Ltd 583,734
2,623,000 Citic Telecom International Holdings Ltd 874,743
1,754,000 Cofco International Ltd 558,517
548,000 CSSC Hong Kong Shipping Co Ltd 101,161
1,204,000 *,e,g CStone Pharmaceuticals 636,828
325,000
Excellence Commercial Property & Facilities
Management Group Ltd 133,140
4,220,000 †,e Fire Rock Holdings Ltd 225,786
2,476,000 Fu Shou Yuan International Group Ltd 1,686,751
13,074,023 Fushan International Energy Group Ltd 4,654,157
61,920,000 *,e GCL New Energy Holdings Ltd 1,129,049
4,500,000 g Greentown Management Holdings Co Ltd 3,743,281
202,000 * Harbin Power Equipment 58,445
324,500 *,g Hua Medicine 158,883
828,000 JH Educational Technology, Inc 398,711
288,500 JNBY Design Ltd 268,701
729,000 *,g Peijia Medical Ltd 569,819
5,546,500 Shui On Land Ltd 735,214
933,000 Sinopec Engineering Group Co Ltd 400,647
1,602,000 Sinopec Kantons Holdings Ltd 502,564
674,000 Tianjin Port Development Holdings Ltd 52,457
407,640 * Tongdao Liepin Group 524,486
1,296,000 VST Holdings Ltd 989,844
1,483,000 g
Xiabuxiabu Catering Management China Holdings
Co Ltd 633,015
TOTAL CHINA 25,535,075
CZECH REPUBLIC - 0 .0%
654 Philip Morris CR 450,773
TOTAL CZECH REPUBLIC 450,773
DENMARK - 1 .3%
20,217 Chemometec A.S. 2,414,968
9,251 Dfds A.S. 331,543
58,156 Matas A.S. 623,961
5,635 * Nilfisk Holding A.S. 133,181
99,861 * NKT Holding AS 5,116,394
24,814 PER Aarsleff A.S. 763,130
3,155 Solar Holdings AS (B Shares) 296,713
88,975 Sydbank AS 2,732,339
83,128 Topdanmark AS 4,051,628
TOTAL DENMARK 16,463,857
EGYPT - 0 .4%
3,993,100 Centamin plc 4,037,313
82,083 Misr Fertilizers Production Co SAE 433,263
90,147 Telecom Egypt 63,666
TOTAL EGYPT 4,534,242
FINLAND - 0 .4%
189,143 Kesko Oyj (B Shares) 4,678,105
TOTAL FINLAND 4,678,105
FRANCE - 1 .7%
34,645 Beneteau S.A. 398,402
63,965 Carmila S.A. 1,012,420
167,944 Elis S.A. 2,506,707
35,177 Eramet 3,723,711
451,833 Etablissements Maurel et Prom 2,387,820
5,781 Inter Parfums S.A. 290,023

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
FRANCE—continued
41,947 Neopost S.A. $ 816,692
7,992 Nexans S.A. 767,588
296,817 SPIE S.A. 7,128,039
148,427 * Vallourec S.A. 1,375,328
79,657 * Valneva SE 792,235
TOTAL FRANCE 21,198,965
GEORGIA - 0 .0%
19,299 Bank of Georgia Group plc 353,945
16,702 TBC Bank Group plc 280,688
TOTAL GEORGIA 634,633
GERMANY - 3 .2%
119,546 Aixtron AG. 3,090,605
4,132 Amadeus Fire AG 461,667
107,892 Cancom SE 3,688,270
68,474 *,e CureVac NV 913,989
8,891 Dermapharm Holding SE 500,905
14,270 Deutsche Beteiligungs AG. 411,864
89,100 DIC Asset AG. 1,013,467
14,431 Elmos Semiconductor AG. 698,940
34,558 Hamburger Hafen und Logistik AG. 481,644
206,746 Hensoldt AG. 5,300,858
4,749 Hornbach Holding AG. & Co KGaA 372,749
137,913 Hugo Boss AG. 8,149,607
244,767 K&S AG. 5,161,212
14,179 KWS Saat AG. 866,321
95,727 Metro Wholesale & Food Specialist AG. 777,983
26,843 Patrizia Immobilien AG. 346,228
798 Pfeiffer Vacuum Technology AG. 126,172
70,154 * PVA TePla AG. 1,532,428
6,105 Rheinmetall AG. 1,119,517
8,894 Sixt AG. (Preference) 627,459
71,781 Softwareone Holding AG. 976,991
28,677 Stabilus S.A. 1,616,178
9,814 Steico SE 802,053
26,431 TAG Tegernsee Immobilien und Beteiligungs AG. 292,704
66,261 Wacker Construction Equipment AG. 1,274,918
8,925 Wuestenrot & Wuerttembergische AG. 153,266
TOTAL GERMANY 40,757,995
GREECE - 0 .1%
37,007 * Aegean Airlines S.A. 196,484
61,950 Holding CO ADMIE IPTO S.A. 116,843
55,823 Motor Oil Hellas Corinth Refineries S.A. 967,598
37,625 Sarantis S.A. 265,337
TOTAL GREECE 1,546,262
GUERNSEY, C.I. - 0 .0%
376,748 BMO Commercial Property Trust Ltd 550,434
TOTAL GUERNSEY, C.I. 550,434
HONG KONG - 1 .6%
737,000 ASM Pacific Technology 5,872,146
10,858,000 *,e Beijing Energy International Holding Co Ltd 319,582
817,000
China Grand Pharmaceutical and Healthcare Holdings
Ltd 452,691
6,030,000 Concord New Energy Group Ltd 567,788
864,000 Digital China Holdings Ltd 385,538
242,000 Far East Consortium 78,068
997,000 Hang Lung Group Ltd 1,798,216

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
HONG KONG—continued
3,120,500 HKBN Ltd $ 3,466,383
9,024,100 Hutchison Port Holdings Trust 2,125,076
189,000 IVD Medical Holding Ltd 55,878
2,574,000 e LK Technology Holdings Ltd 4,496,899
203,000 Luk Fook Holdings International Ltd 495,651
180,000 Nissin Foods Co Ltd 130,865
76,500 Stella International Holdings Ltd 74,552
150,000 Sunlight Real Estate Investment Trust 71,657
TOTAL HONG KONG 20,390,990
HUNGARY - 0 .0%
367,609 Magyar Telekom 290,432
TOTAL HUNGARY 290,432
INDIA - 2 .8%
57,812 * Aditya Birla Fashion and Retail Ltd 196,885
1,186,456 * Alok Industries Ltd 301,442
7,783 Amara Raja Batteries Ltd 48,463
5,331 APL Apollo Tubes Ltd 64,380
43,256 Astral Polytechnik Ltd 994,614
818 Balaji Amines Ltd 35,270
16,766 Bharat Dynamics Ltd 171,864
1,119,559 Brightcom Group Ltd 703,321
82,066 BSE Ltd 705,376
112,766 Castrol India Ltd 162,273
331,483 Central Depository Services India Ltd 4,740,446
102,100 Century Textile & Industries Ltd 1,084,895
83,869 CESC Ltd 81,368
162,007 Chambal Fertilizers & Chemicals Ltd 661,059
7,339 Clean Science & Technology Ltd 157,125
29,750 Computer Age Management Services Ltd 926,669
50,828 Coromandel International Ltd 661,699
154,934 Crompton Greaves Consumer Electricals Ltd 773,368
222,408 * Crompton Greaves Ltd 631,865
8,439 Cummins India Ltd 131,062
34,658 Dalmia Bharat Ltd 702,252
52,699 Deepak Fertilizers & Petrochemicals Corp Ltd 475,503
32,727 Deepak Nitrite Ltd 796,255
53,012 * Devyani International Ltd 120,410
608,640 * Dhani Services Ltd 319,005
55,716 EID Parry India Ltd 394,583
26,926 Emami Ltd 153,212
40,045 Glenmark Pharmaceuticals Ltd 193,046
100,659 Gujarat Mineral Development Corp Ltd 205,314
304,725 Gujarat State Fertilisers & Chemicals Ltd 610,399
99,377 g ICICI Securities Ltd 604,733
188,340 g Indian Energy Exchange Ltd 381,294
11,366,216 * Jaiprakash Power Ventures Ltd 922,584
588,200 Jindal Steel & Power Ltd 2,893,589
101,563 * JSL Ltd 152,585
46,867 Kaveri Seed Co Ltd 287,584
4,678 Linde India Ltd 215,496
3,054 Mastek Ltd 81,463
38,438 MindTree Ltd 1,665,183
1,119,694 National Aluminium Co Ltd 1,104,656
1,460 Navin Fluorine International Ltd 81,022
658,553 NBCC India Ltd 275,157
15,859 g Nippon Life India Asset Management Ltd 56,068
6,796 * Olectra Greentech Ltd 55,030
7,174 Persistent Systems Ltd 330,286
3,756 Polycab India Ltd 110,246

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
INDIA—continued
3,312 Polyplex Corp Ltd $ 97,949
26,376 Rajesh Exports Ltd 197,839
692,911 Rashtriya Chemicals & Fertilizers Ltd 770,238
189,106 Redington India Ltd 298,526
11,100 Relaxo Footwears Ltd 137,951
6,249,463 * Reliance Power Ltd 983,884
6,755 Route Mobile Ltd 120,015
31,687 Sonata Software Ltd 282,793
38,072 Sumitomo Chemical India Ltd 217,614
71,466 Tata Chemicals Ltd 823,710
36,671 Tata Elxsi Ltd 4,042,289
17,698 *,g Tejas Networks Ltd 105,555
915,959 Trident Ltd 460,920
25,644 Triveni Engineering & Industries Ltd 82,130
838,073 Vakrangee Ltd 298,971
10,849 Voltas Ltd 138,064
173,632 Welspun India Ltd 153,554
63,844 Zensar Technologies Ltd 200,547
TOTAL INDIA 35,832,948
INDONESIA - 1 .4%
7,065,400
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT 638,576
5,499,000 Bank Pembangunan Daerah Jawa Timur Tbk PT 263,225
15,270,100 Bank Tabungan Negara Persero Tbk PT 1,516,222
1,697,600 Bumitama Agri Ltd 737,333
1,430,000 First Pacific Co 570,627
183,200 First Resources Ltd 183,417
23,544,200 Golden Agri-Resources Ltd 4,433,124
20,710,837 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,263,665
15,927,400 * Mitra Adiperkasa Tbk PT 956,675
2,437,400 PT Astra Agro Lestari Tbk 1,587,194
10,717,400 * PT Indika Energy Tbk 1,932,022
45,785,400 * PT Medco Energi Internasional Tbk 1,892,082
2,796,800 PT Sawit Sumbermas Sarana Tbk 283,885
6,023,200 PT Tambang Batubara Bukit Asam Tbk 1,748,690
TOTAL INDONESIA 18,006,737
IRELAND - 0 .3%
44,711 Bank of Ireland Group plc 256,094
787,395 Irish Residential Properties REIT plc 1,089,641
49,318 Keywords Studios plc 1,516,227
215,559 Origin Enterprises plc 875,097
TOTAL IRELAND 3,737,059
ISRAEL - 2 .5%
30,643 Audiocodes Ltd 751,274
2,502,132 Bezeq Israeli Telecommunication Corp Ltd 4,284,011
109,400 * Cellcom Israel Ltd 600,026
23,610 Danya Cebus Ltd 607,704
17,979 * Fattal Holdings 1998 Ltd 2,102,656
146,882 First International Bank Of Israel Ltd 6,210,180
8,017 Formula Systems 1985 Ltd 834,034
211,785 Harel Insurance Investments & Finances Ltd 2,165,527
12,104 * Israel Corp Ltd 5,390,818
12,547 Ituran Location and Control Ltd 318,694
26,122 Magic Software Enterprises Ltd 522,747
18,336 Malam-Team Ltd 411,206
39,455 * OPC Energy Ltd 456,312
22,015 * OY Nofar Energy Ltd 647,150
118,545 * Radware Ltd 2,741,946

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
ISRAEL—continued
30,896 Saipens International Corp NV $ 810,346
54,509 Strauss Group Ltd 1,448,377
360,060 * Taboola.com Ltd 943,357
TOTAL ISRAEL 31,246,365
ITALY - 1 .2%
115,710 ACEA S.p.A. 1,670,925
73,915 Danieli & Co S.p.A. (RSP) 1,048,555
1,607,580 Iride S.p.A. 3,029,519
6,512 Italmobiliare S.p.A 181,434
24,043 Reply S.p.A 3,165,175
24,814 Sesa S.p.A 3,522,024
22,727 SOL S.p.A. 421,519
192,270 Tamburi Investment Partners S.p.A. 1,597,476
25,422 Tinexta S.p.A 633,058
TOTAL ITALY 15,269,685
JAPAN - 18 .6%
18,700 Aeon Delight Co Ltd 404,720
326,500 *,e AnGes MG, Inc 908,734
136,000 *,e Bengo4.com, Inc 3,922,371
22,100 BML, Inc 653,630
56,700 *,e CellSource Co Ltd 1,980,535
58,100 Central Glass Co Ltd 1,430,792
64,500 Chudenko Corp 1,035,795
122,800 Citizen Watch Co Ltd 538,356
20,800 Comture Corp 469,704
61,900 Daiken Corp 907,129
96,900 Digital Arts, Inc 4,796,725
340,700 Electric Power Development Co 5,748,535
275,700 Fancl Corp 5,255,002
1,273,800 Fujikura Ltd 7,700,389
47,300 Fujimi, Inc 2,106,945
88,900 Funai Soken Holdings, Inc 1,567,203
16,900 Fuso Chemical Co Ltd 433,224
20,200 Fuyo General Lease Co Ltd 1,243,471
34,800 Goldcrest Co Ltd 473,323
63,700 Hankyu Department Stores, Inc 479,052
6,200 Hanwa Co Ltd 135,599
1,024,500 Hitachi Zosen Corp 6,411,405
431,400 Iino Kaiun Kaisha Ltd 2,300,861
92,000 Inaba Denki Sangyo Co Ltd 1,918,223
1,687 * ITOCHU Advance Logistics Investment Corp 1,945,002
110,500 Itochu Enex Co Ltd 889,508
282,700 Jafco Co Ltd 3,844,639
284,600 Japan Petroleum Exploration Co 7,509,548
7,000 Japan Pulp & Paper Co Ltd 218,979
306,000 JCR Pharmaceuticals Co Ltd 5,685,180
27,400 Justsystems Corp 845,927
20,600 Kanematsu Electronics Ltd 647,041
116,700 Kanto Denka Kogyo Co Ltd 800,381
176,700 Kawasaki Heavy Industries Ltd 3,470,480
7,500 Kentucky Fried Chicken Japan Ltd 165,782
144,100 Kinden Corp 1,701,287
177,100 Kitz Corp 935,313
629,200 Kobe Steel Ltd 2,925,058
45,600 Kohnan Shoji Co Ltd 1,278,706
127,400 Komeri Co Ltd 2,563,376
1,118,100 Konica Minolta Holdings, Inc 3,965,779
16,700 Konoike Transport Co Ltd 162,111
85,200 K's Holdings Corp 860,320

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
18,100 Kyokuto Kaihatsu Kogyo Co Ltd $ 197,674
985,400 Kyushu Electric Power Co, Inc 6,441,108
38,400 Lintec Corp 675,094
13,200 Maruzen Showa Unyu Co Ltd 325,277
164,500 Maxell Holdings Ltd 1,720,621
15,500 Maxvalu Tokai Co Ltd 315,275
28,140 *,e Medley, Inc 701,176
42,500 Milbon Co Ltd 1,714,031
93,500 Mimasu Semiconductor Industry Co Ltd 1,499,347
328,800 Miraito Holdings Corp 4,106,790
300,100 Mitsubishi Materials Corp 4,540,301
1,079,200 * Mitsubishi Motors Corp 3,760,252
31,800 Mitsubishi Research Institute, Inc 1,050,586
21,800 Mitsui Sugar Co Ltd 311,115
55,500 Mitsui-Soko Co Ltd 1,294,380
88,800 Mizuno Corp 1,667,567
60,600 Modec, Inc 564,792
97 * Mori Hills REIT Investment Corp 111,475
43,300 MOS Food Services, Inc 1,113,596
120,400 Nakanishi, Inc 2,265,938
56,700 Nichiha Corp 1,171,355
252,900 Nihon Kohden Corp 5,658,430
56,700 Nihon Unisys Ltd 1,209,943
185,000 Nikon Corp 2,130,561
24,200 Nippon Ceramic Co Ltd 380,763
23,700 Nippon Konpo Unyu Soko Co Ltd 435,850
319,400 Nippon Light Metal Holdings Co Ltd 3,819,817
22,400 Nippon Shokubai Co Ltd 876,760
158,200 Nippon System Development Co Ltd 2,971,710
13,800 Nitto Kogyo Corp 268,732
101,300 NOF Corp 4,008,138
52,200 NOK Corp 468,733
302,400 Nomura Co Ltd 2,007,106
15,000 OBIC Business Consultants Ltd 511,722
29,700 Okinawa Electric Power Co, Inc 301,210
97,500 * Pacific Metals Co Ltd 1,821,564
19,400 Paramount Bed Holdings Co Ltd 359,633
295,400 * PHC Holdings Corp 3,623,432
18,000 Plenus Co Ltd 269,222
454,600 Pola Orbis Holdings, Inc 5,572,278
93,300 Prima Meat Packers Ltd 1,590,073
31,300 Rengo Co Ltd 183,047
700 Riken Vitamin Co Ltd 9,090
138,100 Sakata Seed Corp 5,020,190
201,500 Sankyo Co Ltd 6,337,290
12,700 Sanyo Special Steel Co Ltd 193,815
101,100 Sato Corp 1,513,278
25,300 SBS Holdings, Inc 531,150
231,800 Seria Co Ltd 4,617,196
7,800 Shibuya Kogyo Co Ltd 146,048
291,800 Shikoku Electric Power Co, Inc 1,723,854
53,800 Shinko Plantech Co Ltd 494,913
173,840 e Shinwa Kaiun Kaisha Ltd 5,233,589
85,400 e Shizuoka Gas Co Ltd 605,963
976,700 Sky Perfect Jsat Corp 4,092,016
68,300 Sparx Group Co Ltd 154,928
37,500 Star Micronics Co Ltd 485,940
66,600 Sumitomo Bakelite Co Ltd 2,155,596
92,600 Sun Frontier Fudousan Co Ltd 776,279
222,000 Suzuken Co Ltd 6,135,845
11,400 Taihei Dengyo Kaisha Ltd 261,027

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
279,300 Takara Bio, Inc $ 4,513,780
47,000 Takasago Thermal Engineering Co Ltd 597,801
202,600 Takeuchi Manufacturing Co Ltd 3,915,233
81,500 Tamron Co Ltd 1,761,603
1,900 TKC 49,924
273,700 Tohoku Electric Power Co, Inc 1,515,359
125,000 Tokuyama Corp 1,689,921
53,200 Tokyo Seimitsu Co Ltd 1,848,274
48,000 Tokyo Steel Manufacturing Co Ltd 493,749
38,500 Torii Pharmaceutical Co Ltd 953,311
354,000 UBE Industries Ltd 5,542,741
20,900 * Universal Entertainment Corp 227,439
148,300 Wacoal Holdings Corp 2,405,198
33,500 Yellow Hat Ltd 438,273
13,700 Yokogawa Bridge Holdings Corp 197,988
182,300 Yonex Co Ltd 1,633,006
TOTAL JAPAN 235,524,221
KOREA, REPUBLIC OF - 4 .1%
89,278 Daewoong Co Ltd 1,943,185
100,059 Daishin Securities Co Ltd 1,192,933
29,500 Daishin Securities Co Ltd PF 320,546
6,431 Dong-A Pharmaceutical Co Ltd 495,162
2,207 Dong-A ST Co Ltd 104,793
155,799 Dongwon Development Co Ltd 497,475
7,922 Golfzon co Ltd 899,273
94,859 Hana Materials, Inc 2,970,995
2,038,047 Hanwha Life Insurance Co Ltd 3,621,958
5,678 Hyosung Corp 335,703
208,374 Hyundai Marine & Fire Insurance Co Ltd 5,263,709
19,853 Ilyang Pharmaceutical Co Ltd 364,186
5,805 Innocean Worldwide, Inc 203,834
226,975 JB Financial Group Co Ltd 1,304,813
88,345 Koh Young Technology, Inc 961,804
16,059 Kolon Industries, Inc 677,967
1,516,151 * Korea Line Corp 2,793,354
16,892 KT Skylife Co Ltd 116,990
135,321 Lotte Rental Co Ltd 4,141,157
81,431 LS Cable Ltd 3,695,470
64,867 * LX Holdings Corp 436,742
1,041 Miwon Commercial Co Ltd 144,656
4,064 Nong Shim Co Ltd 874,705
156,038 * SAM KANG M&T Co Ltd 2,787,209
175,865 Samsung Techwin Co Ltd 8,760,191
6,099 Shinyoung Securities Co Ltd 262,667
566,409 SK Networks Co Ltd 1,896,516
73,737 TES Co Ltd 1,191,984
35,161 Tokai Carbon Korea Co Ltd 3,476,232
TOTAL KOREA, REPUBLIC OF 51,736,209
MALAYSIA - 0 .8%
727,800 Astro Malaysia Holdings BHD 146,443
818,200 Berjaya Auto BHD 325,655
404,900 Bursa Malaysia BHD 594,258
4,076,600 Frontken Corp BHD 2,660,571
130,000 Genting Plantations BHD 188,698
198,500 Guinness Anchor BHD 1,012,459
2,295,500 IGB Real Estate Investment Trust 835,896
2,060,309 g Lotte Chemical Titan Holding BHD 884,213
3,266,100 Malakoff Corp BHD 488,437
669,500 Sunway Real Estate Investment 227,153

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
MALAYSIA—continued
1,090,800 Time dotCom BHD $ 1,126,355
1,912,700 TSH Resources BHD 451,261
6,392,100 YTL Corp BHD 819,517
TOTAL MALAYSIA 9,760,916
MALTA - 0 .2%
70,075 *,e Kambi Group plc 1,264,979
85,074 Kindred Group plc 749,252
TOTAL MALTA 2,014,231
MEXICO - 0 .4%
1,010,100 Bolsa Mexicana de Valores S.A. de C.V. 1,879,924
45,200 Concentradora Fibra Danhos S.A. de C.V. 51,662
584,300 Grupo Comercial Chedraui S.a. DE C.V. 1,776,504
58,700 e Grupo Herdez SAB de C.V. 88,343
631,000 g Macquarie Mexico Real Estate Management SA de CV 822,431
TOTAL MEXICO 4,618,864
NETHERLANDS - 1 .7%
141,790 Aalberts Industries NV 6,076,542
81,262 Brunel International NV 920,477
554,460 * Fugro NV 6,599,353
216,854 OCI NV 7,528,442
TOTAL NETHERLANDS 21,124,814
NEW ZEALAND - 0 .3%
1,182,966 Fletcher Building Ltd 3,848,837
142,202 Kiwi Property Group Ltd 91,300
TOTAL NEW ZEALAND 3,940,137
NIGERIA - 0 .2%
1,103,392 g Airtel Africa plc 2,132,870
TOTAL NIGERIA 2,132,870
NORWAY - 2 .1%
171,003 *,g Crayon Group Holding ASA 2,741,382
522,232 Golden Ocean Group Ltd 5,766,022
152,821 Kongsberg Gruppen ASA 5,631,260
1,575,256 MPC Container Ships AS. 3,841,735
23,652 Protector Forsikring ASA 278,976
25,927 Sparebank Oestlandet 320,328
115,526 Sparebanken Nord-Norge 1,117,596
374,144 TGS Nopec Geophysical Co ASA 5,553,451
448,105 * Vaccibody AS. 1,519,258
TOTAL NORWAY 26,770,008
PHILIPPINES - 0 .4%
8,036,040 DMCI Holdings, Inc 1,385,817
485,000 Filinvest REIT Corp 59,822
4,413,600 Semirara Mining & Power Corp 3,325,728
TOTAL PHILIPPINES 4,771,367
POLAND - 0 .4%
92,259 Asseco Poland S.A. 1,437,566
46,581 Bank Handlowy w Warszawie S.A. 591,312
47,627 Ciech S.A. 407,672
642,947 * Enea S.A. 1,312,851
128,143 * Grupa Azoty S.A. 1,192,947
39,127 Warsaw Stock Exchange 298,442
TOTAL POLAND 5,240,790

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
PORTUGAL - 0 .4%
56,802 Corticeira Amorim SGPS S.A. $ 603,767
523,513 * Greenvolt-Energias Renovaveis S.A. 4,728,262
23,290 Semapa-Sociedade de Investimento e Gestao 340,823
TOTAL PORTUGAL 5,672,852
RUSSIA - 0 .0%
81,310 † Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0 .1%
38,198 Abdullah Al Othaim Markets Co 1,188,075
22,864 Al Hammadi Co for Development and Investment 261,035
TOTAL SAUDI ARABIA 1,449,110
SINGAPORE - 1 .5%
385,500 Far East Hospitality Trust 178,771
5,090,300 Frasers Logistics & Industrial Trust 5,313,748
117,700 Haw Par Corp Ltd 938,225
7,622,600 NetLink NBN Trust 5,297,304
306,000 Olam Group Ltd 360,399
446,600 Overseas Union Enterprise Ltd 423,517
1,211,100 Raffles Medical Group Ltd 1,008,793
1,855,500 Sasseur Real Estate Investment Trust 1,061,967
85,400 SembCorp Industries Ltd 180,184
1,712,800 Sheng Siong Group Ltd 1,984,038
496,200 StarHub Ltd 449,289
4,455,700 * Yangzijiang Financial Holding Pte Ltd 1,274,071
TOTAL SINGAPORE 18,470,306
SOUTH AFRICA - 0 .8%
108,431 Astral Foods Ltd 1,304,630
1,067,781 Coronation Fund Managers Ltd 2,184,389
195,971 Omnia Holdings Ltd 753,194
1,571,854 Pick'n Pay Stores Ltd 5,213,032
491,404 Super Group Ltd 829,598
TOTAL SOUTH AFRICA 10,284,843
SPAIN - 0 .7%
18,093 Corp Financiera Alba 954,448
552,869 Faes Farma S.A. (Sigma) 2,356,298
20,096 Grupo Catalana Occidente S.A. 599,275
75,174 Viscofan S.A. 4,378,016
TOTAL SPAIN 8,288,037
SWEDEN - 4 .1%
198,605 g AcadeMedia AB 979,129
190,330 AddTech AB 3,258,195
39,342 AF AB 600,745
80,461 g Ambea AB 396,638
489,927 Arjo AB 2,691,312
60,866 Beijer Alma AB 1,222,327
310,579 Billerud AB 4,006,020
48,298 Bufab AB 1,457,157
123,228 Bure Equity AB 3,280,450
288,549 Cloetta AB 577,546
101,944 * Collector AB 354,227
29,941 Fabege AB 307,339
147,699 Fagerhult AB 803,457
591,572 Fortnox AB 3,373,372
21,243 GARO AB 371,179
216,119 *,e Humble Group AB 349,207

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SWEDEN—continued
33,340 Investment AB Oresund $ 365,704
137,065 Inwido AB 1,663,165
82,349 MIPS AB 4,405,647
273,936 g Munters Group AB 2,043,029
336,691 NCC AB (B Shares) 3,496,602
173,689 * OX2 AB 1,708,170
305,151 Ssab Svenskt Stal AB (Series A) 1,476,740
1,165,552 Ssab Svenskt Stal AB (Series B) 5,347,774
2,371,216 * Stillfront Group AB 6,213,548
49,644 Synsam AB 306,478
108,842 Wihlborgs Fastigheter AB 928,113
18,553 * Xvivo Perfusion AB 418,995
TOTAL SWEDEN 52,402,265
SWITZERLAND - 2 .9%
3,409,931 * Aryzta AG. 3,897,040
15,391 BKW S.A. 1,751,002
7,046 Bucher Industries AG. 2,705,220
74,764 DKSH Holding AG. 6,145,488
663 LEM Holding S.A. 1,316,457
559,959 OC Oerlikon Corp AG. 4,333,568
6,673 Orior AG. 571,029
68,219 PSP Swiss Property AG. 8,158,457
8,316 Rieter Holding AG. 943,725
11,059 SFS Group AG. 1,215,621
16,891 Tecan Group AG. 5,998,609
4,507 * V-ZUG Holding AG. 368,855
TOTAL SWITZERLAND 37,405,071
TAIWAN - 5 .1%
67,000 Alchip Technologies Ltd 1,592,248
51,600 ASPEED Technology, Inc 3,330,453
556,000 Chang Wah Technology Co Ltd 1,443,319
1,733,000 China Bills Finance Corp 929,655
18,000 ECOVE Environment Corp 146,388
5,378,000 Evergreen International Storage & Transport Corp 5,265,268
848,000 Faraday Technology Corp 4,473,217
496,000 Feng Hsin Iron & Steel Co 1,098,382
120,000 Formosa Advanced Technologies Co Ltd 147,882
337,000 Global Unichip Corp 5,734,628
185,000 Greatek Electronics, Inc 383,356
134,000 International Games System Co Ltd 1,588,213
2,248,000 King Yuan Electronics Co Ltd 2,965,518
1,586,000 King's Town Bank 1,849,648
223,000 * KMC Kuei Meng International In 1,178,433
1,030,000 Lung Yen Life Service Corp 1,386,307
6,143,034 * Mercuries Life Insurance Co Lt 1,282,477
1,754,000 Sesoda Corp 2,814,089
68,000 Shinkong Insurance Co Ltd 117,338
52,000 Simplo Technology Co Ltd 459,608
5,733,000 Sincere Navigation 4,568,735
354,000 Systex Corp 869,974
2,413,000 Taiwan Fertilizer Co Ltd 5,175,115
350,000 Taiwan Secom Co Ltd 1,201,159
330,000 Tong Hsing Electronic Industries Ltd 2,169,176
250,000 Topco Scientific Co Ltd 1,292,003
1,634,000 TPK Holding Co Ltd 1,878,859
198,000 Tripod Technology Corp 679,358
15,000 Ttet Union Corp 77,768
252,000 TTY Biopharm Co Ltd 595,934
3,113,160 * United Renewable Energy Co Ltd/Taiwan 2,299,254

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
TAIWAN—continued
86,000 VIA Labs, Inc $ 695,264
2,176,000 Wisdom Marine Lines Co Ltd 4,995,762
83,000 YungShin Global Holding Corp 113,207
TOTAL TAIWAN 64,797,995
THAILAND - 1 .3%
1,507,000 Bangkok Life Assurance PCL 1,555,718
401,500 Mega Lifesciences PCL 531,734
4,229,900 Regional Container Lines PCL 4,355,234
4,953,700 Sino Thai Engineering & Construction PCL 1,637,959
322,000 SPCG PCL 137,870
2,479,000 Supalai PCL 1,311,243
1,031,620 Thonburi Healthcare Group PCL 1,822,169
18,466,700 Thoresen Thai Agencies PCL 4,451,059
1,250,800 TPI Polene Power PCL 126,238
TOTAL THAILAND 15,929,224
TURKEY - 0 .3%
31,283 Coca-Cola Icecek AS 253,823
3,084,123 Haci Omer Sabanci Holding AS 3,420,396
23,370 * Koza Anadolu Metal Madencilik Isletmeleri AS 37,114
86,564 Sok Marketler Ticaret AS. 67,830
TOTAL TURKEY 3,779,163
UNITED ARAB EMIRATES - 0 .2%
222,430 * Borr Drilling Ltd 811,618
8,506,829 Dana Gas PJSC 2,315,981
TOTAL UNITED ARAB EMIRATES 3,127,599
UNITED KINGDOM - 10 .6%
67,183 AG. Barr plc 442,884
727,694 AJ Bell plc 2,799,951
264,363 Alliance Pharma plc 313,249
280,927 Big Yellow Group plc 4,873,139
522,411 Britvic plc 5,474,432
263,423 Bytes Technology Group plc 1,453,920
992,362 Chemring Group plc 4,199,789
24,568 Computacenter plc 776,695
34,080 Craneware plc 780,249
10,478 CVS Group plc 219,984
41,990 Dechra Pharmaceuticals plc 1,889,661
177,444 Derwent London plc 6,194,944
201,978 Diploma plc 6,782,926
1,637,623 DS Smith plc 5,837,457
171,365 * easyJet plc 836,984
223,499 Essentra plc 674,666
577,744 GB Group plc 3,575,099
574,811 Grafton Group plc 5,945,537
819,695 Halfords Group plc 1,714,977
560,695 Howden Joinery Group plc 4,628,287
402,310 Hunting plc 1,058,255
201,684 g Ibstock plc 505,527
756,574 IG Group Holdings plc 7,340,467
222,459 Inchcape plc 2,276,907
58,493 Intermediate Capital Group plc 1,090,395
192,940 Kainos Group plc 3,207,235
11,001 Keller Group plc 106,959
1,522,935 Learning Technologies Group plc 2,466,658
848,910 LXI REIT plc 1,537,680
2,596,678 Man Group plc 8,638,474
40,895 * Marlowe plc 397,419

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
UNITED KINGDOM—continued
260,924 Morgan Crucible Co plc $ 1,012,044
72,135 Numis Corp plc 227,335
373,404 Polypipe Group plc 1,933,777
205,022 PZ Cussons plc 526,031
1,212,884 QinetiQ plc 5,648,780
670,802 Redrow plc 4,742,992
143,513 g Regional REIT Ltd 129,106
18,902 Renishaw plc 1,003,473
204,431 Rotork plc 648,714
475,001 Safestore Holdings plc 6,614,203
172,767 * Senior plc 305,494
179,125 Spectris plc 6,813,133
1,295,414 Spirent Communications plc 4,455,809
42,796 Sthree plc 196,563
175,900 * Team17 Group plc 940,595
3,188,044 Tritax Big Box REIT plc 7,670,169
49,577 Vesuvius plc 217,229
430,363 e Volex plc 1,653,441
41,900 Watkin Jones plc 112,257
875,406 Wickes Group plc 1,453,052
TOTAL UNITED KINGDOM 134,345,003
UNITED STATES - 4 .7%
3,204,291 * Diversified Gas & Oil plc 4,827,003
228,533 iShares Core MSCI Emerging Markets ETF 11,211,829
95,256 e iShares MSCI Canada Index Fund 3,363,489
512,708 iShares MSCI EAFE Small-Cap ETF 29,844,733
161,149 * MDA Ltd 1,060,861
123,000 Parade Technologies Ltd 4,631,979
1,034,952 Reliance Worldwide Corp Ltd 3,233,569
24,877 * Taro Pharmaceutical Industries Ltd 887,860
TOTAL UNITED STATES 59,061,323
TOTAL COMMON STOCKS 1,264,712,655
(Cost $1,359,390,604)
SHORT-TERM INVESTMENTS - 2.0%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .0%
$ 25,012,789 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% 25,012,789
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 25,012,789
TOTAL SHORT-TERM INVESTMENTS 25,012,789
(Cost $25,012,789)
TOTAL INVESTMENTS - 101.7% 1,289,725,444
(Cost $1,384,403,393)
OTHER ASSETS & LIABILITIES, NET - (1.7)% (21,603,859)
NET ASSETS - 100.0% $ 1,268,121,585
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,796,560.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $23,094,518 or 1.8% of net assets.

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 99.3%
AUSTRALIA - 7 .2%
74,309 APA Group $ 609,286
10,912 Aurizon Holdings Ltd 30,884
27,553 * Australia & New Zealand Banking Group Ltd 445,291
413,291 Australia & New Zealand Banking Group Ltd 6,679,304
8,834 Australian Stock Exchange Ltd 549,075
139,920 BlueScope Steel Ltd 1,643,553
40,091 Brambles Ltd 322,681
8,415 Cochlear Ltd 1,268,367
111,698 Coles Group Ltd 1,471,100
184,637 Commonwealth Bank of Australia 13,112,440
138,937 Computershare Ltd 2,454,598
52,211 CSL Ltd 10,631,046
39,866 Dexus Property Group 267,900
9,158 Evolution Mining Ltd 16,917
325,298 Fortescue Metals Group Ltd 4,186,116
134,218 Goodman Group 1,964,289
84,960 GPT Group 273,333
17,118 IDP Education Ltd 344,412
71,463 Insurance Australia Group Ltd 224,863
125,987 Lend Lease Corp Ltd 912,730
34,403 Macquarie Group Ltd 4,403,012
79,106 Mineral Resources Ltd 3,014,262
62,115 Mirvac Group 94,103
225,239 Newcrest Mining Ltd 3,035,379
98,399 Northern Star Resources Ltd 540,764
2,654 Orica Ltd 31,456
483,363 Origin Energy Ltd 2,029,334
83,107 QBE Insurance Group Ltd 671,980
34,083 Ramsay Health Care Ltd 1,683,760
5,034 REA Group Ltd 444,121
72,273 Seek Ltd 1,170,616
553,772 Transurban Group 5,660,484
186,464 Vicinity Centres 272,833
97,982 Wesfarmers Ltd 3,210,430
67,737 Wisetech Global Ltd 2,398,880
140,784 Woodside Energy Group Ltd 3,178,970
185,763 Woolworths Ltd 4,887,254
TOTAL AUSTRALIA 84,135,823
AUSTRIA - 0 .7%
122,225 Erste Bank der Oesterreichischen Sparkassen AG. 3,098,730
102,928 Mondi plc 1,953,287
68,544 OMV AG. 2,919,284
TOTAL AUSTRIA 7,971,301
BELGIUM - 1 .2%
12,009 Dieteren S.A. 1,970,990
83,552 KBC Groep NV 4,376,200
14,733 Solvay S.A. 1,294,042
45,627 UCB S.A. 3,565,237
91,229 Umicore S.A. 3,304,530
TOTAL BELGIUM 14,510,999
CHILE - 0 .2%
190,289 Antofagasta plc 2,707,561
TOTAL CHILE 2,707,561
CHINA - 1 .2%
1,176,017 BOC Hong Kong Holdings Ltd 4,254,023

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
CHINA—continued
114,435 Prosus NV $ 7,465,166
852,500 Wilmar International Ltd 2,484,105
TOTAL CHINA 14,203,294
DENMARK - 2 .8%
6,894 Chr Hansen Holding A/S 451,232
15,833 Coloplast AS 1,853,077
45,400 * Demant A.S. 1,729,546
8,420 * Genmab AS 2,996,004
18,468 GN Store Nord 643,131
163,647 Novo Nordisk AS 19,060,580
7,934 Novozymes AS 506,826
24,218 g Orsted AS 2,819,378
8,777 Pandora AS 652,058
87,485 Vestas Wind Systems A.S. 2,299,432
TOTAL DENMARK 33,011,264
FINLAND - 1 .1%
9,843 Elisa Oyj (Series A) 544,368
99,122 Neste Oil Oyj 5,096,980
1,087,549 Nokia Oyj 5,664,586
12,657 Orion Oyj (Class B) 604,213
37,810 Stora Enso Oyj (R Shares) 584,758
25,253 UPM-Kymmene Oyj 800,262
TOTAL FINLAND 13,295,167
FRANCE - 9 .7%
82,133 * Accor S.A. 2,131,261
302,960 AXA S.A. 6,980,959
19,990 BioMerieux 2,163,664
87,352 Bouygues S.A. 2,640,627
38,777 Bureau Veritas S.A. 1,069,493
32,285 Cap Gemini S.A. 6,157,938
176,814 Cie Generale des Etablissements Michelin S.C.A 4,948,063
111,445 Danone 6,144,983
32,194 Eiffage S.A. 3,021,052
44,130 Essilor International S.A. 6,918,805
21,026 Eurazeo 1,501,835
18,200 Fonciere Des Regions 1,151,033
7,636 Gecina S.A. 782,924
5,214 Hermes International 7,153,315
12,091 Kering 6,921,988
103,818 Klepierre 2,306,841
32,458 Legrand S.A. 2,657,292
28,393 L'Oreal S.A. 10,734,181
476,006 Orange S. A. 4,864,035
71,581 Publicis Groupe S.A. 3,809,207
5,764 SEB S.A. 485,274
216,833 Societe Generale 4,858,445
4,761 Teleperformance 1,592,083
263,869 * Total S.A. 13,477,730
25,288 * Unibail-Rodamco-Westfield 1,426,418
30,833 * Unibail-Rodamco-Westfield 1,750,844
99,496 Valeo S.A. 2,137,176
215,899 Vivendi Universal S.A. 2,049,601
12,790 Wendel 1,177,187
TOTAL FRANCE 113,014,254
GERMANY - 7 .3%
24,317 Adidas-Salomon AG. 4,206,634
43,876 Allianz AG. 7,968,149

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
GERMANY—continued
123,285 BASF SE $ 5,494,217
72,863 Bayerische Motoren Werke AG. 5,953,878
40,036 Beiersdorf AG. 4,128,701
9,703 Brenntag AG. 681,588
17,945 Carl Zeiss Meditec AG. 2,618,890
121,550 Daimler AG. (Registered) 7,168,287
13,624 Deutsche Boerse AG. 2,378,278
37,149 HeidelbergCement AG. 1,892,259
41,866 Henkel KGaA 2,639,852
47,964 Henkel KGaA (Preference) 3,064,098
6,037 LEG Immobilien AG. 548,433
28,827 Merck KGaA 5,490,408
21,412 MTU Aero Engines Holding AG. 4,139,226
15,077 Muenchener Rueckver AG. 3,418,046
8,148 Puma AG. Rudolf Dassler Sport 550,183
120,080 SAP AG. 11,200,187
88,596 Siemens AG. 9,882,349
7,497 Symrise AG. 874,792
253,860 Telefonica Deutschland Holding AG. 674,920
12,283 *,g Zalando SE 345,805
TOTAL GERMANY 85,319,180
HONG KONG - 2 .9%
1,159,400 AIA Group Ltd 11,648,079
366,500 CLP Holdings Ltd 3,107,762
201,781 Hang Seng Bank Ltd 3,254,852
115,638 Hong Kong Exchanges and Clearing Ltd 5,306,678
429,230 Link REIT 3,594,513
673,231 MTR Corp 3,565,098
240,468 Swire Pacific Ltd (Class A) 1,369,494
564,600 Swire Properties Ltd 1,345,289
TOTAL HONG KONG 33,191,765
IRELAND - 0 .9%
122,236 CRH plc 4,690,702
44,826 Kerry Group plc (Class A) 4,731,434
25,708 Smurfit Kappa Group plc 931,848
TOTAL IRELAND 10,353,984
ISRAEL - 0 .4%
458,626 Bank Hapoalim Ltd 4,274,396
TOTAL ISRAEL 4,274,396
ITALY - 1 .9%
60,084 Amplifon S.p.A. 1,986,866
314,717 Assicurazioni Generali S.p.A. 4,704,907
97,112 Coca-Cola HBC AG. 2,390,082
1,332,054 Enel S.p.A. 6,715,236
3,240,580 Intesa Sanpaolo S.p.A. 5,754,649
TOTAL ITALY 21,551,740
JAPAN - 22 .6%
52,900 e Aeon Co Ltd 1,066,830
152,200 Ajinomoto Co, Inc 4,005,292
50,714 * All Nippon Airways Co Ltd 946,763
137,300 Asahi Kasei Corp 1,101,476
228,100 Astellas Pharma, Inc 3,572,362
6,400 Azbil Corp 192,660
163,365 Chugai Pharmaceutical Co Ltd 4,589,378
9,127 Dai Nippon Printing Co Ltd 201,409
9,400 Daifuku Co Ltd 599,405

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
264,600 Daiichi Sankyo Co Ltd $ 7,015,790
23,275 Daikin Industries Ltd 4,081,928
93,649 Daiwa House Industry Co Ltd 2,313,886
48,032 East Japan Railway Co 2,507,605
54,348 Eisai Co Ltd 2,488,858
961,800 ENEOS Holdings, Inc 3,720,629
16,200 * Fanuc Ltd 2,793,859
4,000 Fast Retailing Co Ltd 2,422,361
72,300 Fujifilm Holdings Corp 4,129,922
39,772 Fujitsu Ltd 5,331,928
27,116 Hankyu Hanshin Holdings, Inc 786,546
23,400 * Hitachi Construction Machinery Co Ltd 516,248
24,563 * Hitachi Metals Ltd 377,702
70,141 Hulic Co Ltd 562,537
51,300 Ibiden Co Ltd 1,513,942
259,450 Inpex Holdings, Inc 2,973,757
178,500 JFE Holdings, Inc 2,012,560
44,200 JSR Corp 1,224,249
77,100 Kao Corp 3,353,418
230,196 KDDI Corp 7,380,617
3,600 Keio Corp 137,844
21,300 Keisei Electric Railway Co Ltd 583,978
21,946 Keyence Corp 8,698,124
67,500 Kikkoman Corp 4,002,393
3,165 Kintetsu Corp 104,594
104,100 Komatsu Ltd 2,406,622
109,572 Kubota Corp 1,819,261
1,900 Kurita Water Industries Ltd 77,063
48,200 Kyowa Hakko Kogyo Co Ltd 1,136,326
34,500 LIXIL Group Corp 713,986
462,900 Marubeni Corp 4,306,019
20,100 MEIJI Holdings Co Ltd 1,049,421
154,279 Mitsubishi Chemical Holdings Corp 867,592
190,279 Mitsubishi Corp 5,654,954
214,126 Mitsubishi Estate Co Ltd 3,180,115
7,000 Mitsui Chemicals, Inc 147,450
226,000 Mitsui Fudosan Co Ltd 5,050,967
44,200 MS&AD Insurance Group Holdings Inc 1,433,465
60,500 Murata Manufacturing Co Ltd 3,533,847
59,201 NEC Corp 2,185,371
5,600 NGK Insulators Ltd 81,907
15,104 Nintendo Co Ltd 6,754,102
18,500 Nippon Express Holdings, Inc 1,105,475
172,000 Nippon Paint Co Ltd 1,314,798
256,254 Nippon Steel Corp 3,813,118
49,000 Nippon Yusen Kabushiki Kaisha 3,849,014
28,313 Nissin Food Products Co Ltd 2,050,599
27,900 Nitto Denko Corp 1,796,628
715,700 * Nomura Holdings, Inc 2,730,762
21,100 Nomura Real Estate Holdings, Inc 511,873
111,200 Nomura Research Institute Ltd 3,340,926
48,485 Obayashi Corp 356,580
44,521 Odakyu Electric Railway Co Ltd 638,539
14,600 Omron Corp 816,549
71,200 Ono Pharmaceutical Co Ltd 2,002,066
33,682 Oriental Land Co Ltd 5,113,894
206,500 ORIX Corp 3,680,206
92,900 Osaka Gas Co Ltd 1,670,165
20,800 Otsuka Corp 648,662
378,606 Panasonic Corp 3,125,822
117,229 Recruit Holdings Co Ltd 4,381,203

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
623,600 Resona Holdings, Inc $ 2,423,464
6,224 Sekisui Chemical Co Ltd 87,568
17,563 e Sekisui House Ltd 311,065
74,200 SG Holdings Co Ltd 1,416,072
22,400 Shimadzu Corp 796,968
18,468 Shimizu Corp 104,688
42,500 Shin-Etsu Chemical Co Ltd 5,444,005
61,300 Shionogi & Co Ltd 3,144,166
85,000 Shiseido Co Ltd 3,496,323
419,800 Softbank Corp 4,853,833
25,600 Sompo Holdings, Inc 1,142,559
139,615 Sony Corp 11,843,248
75,400 Sumisho Computer Systems Corp 1,327,813
470,700 Sumitomo Chemical Co Ltd 1,849,818
115,071 Sumitomo Metal Mining Co Ltd 3,618,270
121,800 Sumitomo Mitsui Trust Holdings, Inc 4,001,038
67,100 Suntory Beverage & Food Ltd 2,647,594
32,100 Sysmex Corp 2,247,380
78,900 TDK Corp 2,484,928
51,800 Terumo Corp 1,768,638
21,900 Tokyo Electron Ltd 7,537,836
38,100 Tokyo Gas Co Ltd 748,319
24,200 Tokyu Corp 296,730
150,400 Toray Industries, Inc 823,792
5,724 Toto Ltd 194,970
1,058,275 * Toyota Motor Corp 17,176,887
73,300 Uni-Charm Corp 2,655,090
28,800 West Japan Railway Co 1,057,845
5,070 Yamaha Corp 216,256
100,800 Yamaha Motor Co Ltd 1,947,167
16,486 e Yaskawa Electric Corp 577,404
34,098 Yokogawa Electric Corp 604,669
1,071,900 Z Holdings Corp 3,788,350
TOTAL JAPAN 263,290,950
KOREA, REPUBLIC OF - 0 .2%
49,485 *,g Delivery Hero AG. 2,387,471
TOTAL KOREA, REPUBLIC OF 2,387,471
NETHERLANDS - 3 .3%
520,982 Aegon NV 2,288,259
13,763 Akzo Nobel NV 926,257
38,755 e ASML Holding NV 22,274,742
16,112 DSM NV 2,580,322
105,569 Koninklijke Ahold Delhaize NV 2,907,236
236,962 Koninklijke KPN NV 781,735
81,907 NN Group NV 3,843,272
15,278 e Randstad Holdings NV 772,196
13,734 Wolters Kluwer NV 1,491,543
TOTAL NETHERLANDS 37,865,562
NEW ZEALAND - 0 .5%
41,348 * Auckland International Airport Ltd 194,158
26,414 Fisher & Paykel Healthcare Corp 353,225
144,347 Mercury NZ Ltd 552,115
176,761 Meridian Energy Ltd 554,719
48,013 Telecom Corp of New Zealand Ltd 154,389
52,549 * Xero Ltd 3,461,859
TOTAL NEW ZEALAND 5,270,465

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
NORWAY - 1 .4%
33,006 * Aker BP ASA $ 1,146,838
169,430 * Equinor ASA 6,523,713
118,241 Mowi ASA 2,728,421
640,629 Norsk Hydro ASA 4,340,409
118,885 Orkla ASA 1,026,248
77,234 Telenor ASA 937,941
TOTAL NORWAY 16,703,570
PORTUGAL - 0 .3%
245,645 Energias de Portugal S.A. 1,242,694
241,882 Galp Energia SGPS S.A. 2,553,205
TOTAL PORTUGAL 3,795,899
SINGAPORE - 1 .6%
604,508 Capitaland Investment Ltd 1,720,023
170,968 CapitaMall Trust 270,082
49,700 City Developments Ltd 279,226
287,891 DBS Group Holdings Ltd 6,569,197
213,440 * Grab Holdings Ltd 629,648
135,800 Keppel Corp Ltd 678,482
306,100 Oversea-Chinese Banking Corp 2,594,105
357,395 *,e Singapore Airlines Ltd 1,413,908
36,200 Singapore Exchange Ltd 259,503
688,000 Singapore Technologies Engineering Ltd 2,006,042
814,525 Singapore Telecommunications Ltd 1,540,326
40,800 UOL Group Ltd 220,437
TOTAL SINGAPORE 18,180,979
SPAIN - 2 .2%
1,307,248 Banco Bilbao Vizcaya Argentaria S.A. 5,924,016
20,663 * Iberdrola S.A. 220,648
791,510 Iberdrola S.A. 8,452,118
157,972 Industria De Diseno Textil S.A. 3,836,659
70,183 e Naturgy Energy Group S.A. 2,058,614
18,137 Red Electrica Corp S.A. 356,580
372,771 Repsol YPF S.A. 4,644,076
TOTAL SPAIN 25,492,711
SWEDEN - 3 .2%
226,626 Assa Abloy AB 5,354,271
288,560 * Atlas Copco AB 2,997,471
342,813 * Atlas Copco AB 4,007,264
127,212 Boliden AB 4,251,281
10,733 Electrolux AB 154,811
130,217 Essity AB 3,314,684
96,857 e Hennes & Mauritz AB (B Shares) 1,239,240
14,238 Holmen AB 585,067
39,718 Husqvarna AB (B Shares) 316,542
129,308 Sandvik AB 2,382,652
83,068 Skanska AB (B Shares) 1,417,136
47,299 SKF AB (B Shares) 796,015
125,734 Svenska Cellulosa AB (B Shares) 1,838,178
85,007 Tele2 AB (B Shares) 971,089
649,263 TeliaSonera AB 2,398,603
262,393 Volvo AB (B Shares) 4,711,010
TOTAL SWEDEN 36,735,314
SWITZERLAND - 5 .6%
229,046 ABB Ltd 6,962,907
39,488 Adecco S.A. 1,391,044
45,245 Clariant AG. 847,689

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SWITZERLAND—continued
3,168 Geberit AG. $ 1,668,512
995 Givaudan S.A. 3,478,079
16,625 Kuehne & Nagel International AG. 4,477,467
11,786 Lonza Group AG. 7,162,957
907 SGS S.A. 2,213,504
26,012 Sika AG. 6,427,239
13,607 Sonova Holdings AG 4,900,993
8,769 Swiss Life Holding 4,645,257
5,159 Swisscom AG. 2,789,148
496,911 UBS Group AG 8,119,686
8,930 Vifor Pharma AG. 1,560,182
19,702 Zurich Insurance Group AG 8,600,481
TOTAL SWITZERLAND 65,245,145
UNITED KINGDOM - 13 .9%
295,897 3i Group plc 4,597,573
68,568 Ashtead Group plc 3,859,673
159,312 Associated British Foods plc 3,254,006
149,224 AstraZeneca plc 19,629,105
250,567 Barratt Developments plc 1,536,401
13,058 Berkeley Group Holdings plc 676,711
2,252,341 BP plc 11,023,542
239,677 British Land Co plc 1,441,115
1,924,138 BT Group plc 3,798,869
74,809 Burberry Group plc 1,644,568
361,316 CNH Industrial NV 4,654,710
79,182 Coca-Cola European Partners plc (Class A) 4,285,330
284,158 Compass Group plc 6,659,650
31,476 Croda International plc 2,878,480
7,785 DCC plc 508,277
779,379 * Haleon plc 2,769,554
2,143,467 HSBC Holdings plc 13,426,585
415,163 * Informa plc 3,019,333
70,047 InterContinental Hotels Group plc 4,152,042
22,639 Intertek Group plc 1,209,946
640,345 J Sainsbury plc 1,727,376
57,739 Johnson Matthey plc 1,509,556
92,142 Kingfisher plc 291,525
70,076 Land Securities Group plc 626,201
1,345,974 Legal & General Group plc 4,298,391
60,755 London Stock Exchange Group plc 5,929,243
401,101 National Grid plc 5,522,998
8,732 Next plc 726,955
85,043 Pearson plc 787,094
35,168 Persimmon plc 811,193
269,926 RELX plc 7,992,358
39,249 Schroders plc 1,423,628
185,409 e Scottish & Southern Energy plc 4,004,536
320,369 Segro plc 4,285,890
147,275 St. James's Place plc 2,212,228
669,319 Standard Chartered plc 4,613,408
974,688 Standard Life Aberdeen plc 1,976,104
693,589 Taylor Wimpey plc 1,079,556
1,647,178 Tesco plc 5,282,723
4,395,997 Vodafone Group plc 6,478,192
66,922 Whitbread plc 2,130,115
284,301 WPP plc 3,068,285
TOTAL UNITED KINGDOM 161,803,025
UNITED STATES - 7 .0%
29,097 Ferguson plc 3,660,364

Portfolio of investments
(unaudited)
Social Choice International Equity Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
480,739 GSK plc $ 10,100,424
85,109 James Hardie Industries NV 2,101,912
253,044 Nestle S.A. 31,004,791
66,119 Roche Holding AG. 21,951,807
68,798 Schneider Electric S.A. 9,515,027
45,140 Swiss Re Ltd 3,387,161
TOTAL UNITED STATES 81,721,486
TOTAL COMMON STOCKS 1,156,033,305
(Cost $1,177,970,671)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.9%
REPURCHASE AGREEMENT - 1 .5%
$ 17,700,000 r Fixed Income Clearing Corp (FICC) 2 .240% 08/01/22 17,700,000
TOTAL REPURCHASE AGREEMENT 17,700,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .4%
27,194,109 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 27,194,109
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 27,194,109
TOTAL SHORT-TERM INVESTMENTS 44,894,109
(Cost $44,894,109)
TOTAL INVESTMENTS - 103.2% 1,200,927,414
(Cost $1,222,864,780)
OTHER ASSETS & LIABILITIES, NET - (3.2)% (37,076,949)
NET ASSETS - 100.0% $ 1,163,850,465
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,938,040.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $5,552,654 or 0.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $17,700,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $18,054,043.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 24 09/16/22  $ 2,294,026 $ 2,342,520 $ 48,494

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2 .4%
73,044 * Adient plc $ 2,467,426
85,722 * American Axle & Manufacturing Holdings, Inc 763,783
227,692 * Aptiv plc 23,882,614
187,250 BorgWarner, Inc 7,201,635
194,066 *,e Canoo, Inc 671,468
150,754 *,e Cenntro Electric Group Ltd 226,131
111,367 Dana Inc 1,866,511
20,723 * Dorman Products, Inc 2,094,888
119,971 *,e Fisker, Inc 1,149,322
3,287,779 Ford Motor Co 48,297,474
32,192 * Fox Factory Holding Corp 3,047,295
1,214,388 * General Motors Co 44,033,709
189,791 Gentex Corp 5,355,902
26,007 * Gentherm, Inc 1,679,012
296,266 * Goodyear Tire & Rubber Co 3,638,146
108,072 Harley-Davidson, Inc 4,086,202
41,093 *,e Holley, Inc 328,333
18,753 LCI Industries, Inc 2,533,343
45,981 Lear Corp 6,949,568
298,149 *,e Lordstown Motors Corp 667,854
428,068 *,e Lucid Group, Inc 7,812,241
190,972 *,e Luminar Technologies, Inc 1,290,971
37,350 * Modine Manufacturing Co 490,032
12,250 * Motorcar Parts of America, Inc 184,608
197,369 *,e Mullen Automotive, Inc 156,454
17,563 Patrick Industries, Inc 1,066,425
204,071 *,e QuantumScape Corp 2,208,048
144,316 *,e Rivian Automotive, Inc 4,950,039
46,512 *,e Solid Power, Inc 294,886
16,474 Standard Motor Products, Inc 753,521
20,436 * Stoneridge, Inc 384,606
107,321 * Tenneco, Inc 2,025,147
707,191 * Tesla, Inc 630,425,417
42,695 Thor Industries, Inc 3,600,469
22,062 * Visteon Corp 2,814,670
24,358 Winnebago Industries, Inc 1,470,492
183,399 *,e Workhorse Group, Inc 599,715
13,289 *,e XPEL, Inc 814,483
TOTAL AUTOMOBILES & COMPONENTS 822,282,840
BANKS - 4 .0%
19,264 1st Source Corp 928,910
15,176 Allegiance Bancshares, Inc 668,351
15,222 Amalgamated Financial Corp 351,324
26,709 Amerant Bancorp Inc 729,690
4,767 American National Bankshares, Inc 172,994
50,096 Ameris Bancorp 2,369,040
7,200 Arrow Financial Corp 241,560
161,860 Associated Banc-Corp 3,253,386
60,073 Atlantic Union Bankshares Corp 2,077,925
46,076 * Axos Financial, Inc 1,924,134
52,464 Banc of California, Inc 918,645
25,552 Bancfirst Corp 2,744,029
8,255 e Bank First Corp 634,975
5,853,864 Bank of America Corp 197,919,142
35,591 Bank of Hawaii Corp 2,851,195
6,797 Bank of Marin Bancorp 222,398
41,122 Bank of NT Butterfield & Son Ltd 1,393,625
93,778 Bank OZK 3,760,498

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
64,540 BankUnited $ 2,507,379
27,864 Banner Corp 1,727,289
13,280 Bar Harbor Bankshares 384,722
16,845 BCB Bancorp, Inc 324,435
45,048 Berkshire Hills Bancorp, Inc 1,269,002
13,256 Blue Ridge Bankshares, Inc 198,045
25,187 BOK Financial Corp 2,217,212
16,126 * Bridgewater Bancshares, Inc 281,882
61,942 Brookline Bancorp, Inc 856,658
20,231 Business First Bancshares, Inc 475,024
26,674 Byline Bancorp, Inc 653,246
147,992 Cadence BanCorp 3,862,591
5,146 Cambridge Bancorp 428,610
11,481 Camden National Corp 524,682
197 Capital Bancorp, Inc 4,923
4,674 Capital City Bank Group, Inc 151,391
109,579 Capitol Federal Financial 1,050,863
21,751 Capstar Financial Holdings, Inc 456,989
16,499 * Carter Bankshares, Inc 230,161
61,319 Cathay General Bancorp 2,557,002
17,973 CBTX, Inc 556,264
16,564 Central Pacific Financial Corp 392,236
1,640,539 Citigroup, Inc 85,143,974
5,365 Citizens & Northern Corp 131,067
393,359 Citizens Financial Group, Inc 14,935,841
13,730 City Holding Co 1,191,627
5,944 Civista Bancshares, Inc 128,747
8,140 CNB Financial Corp 210,012
15,203 * Coastal Financial Corp 626,820
59,238 Columbia Banking System, Inc 1,787,210
28,774 * Columbia Financial, Inc 585,263
103,353 Comerica, Inc 8,037,763
81,509 Commerce Bancshares, Inc 5,664,060
46,320 Community Bank System, Inc 3,118,726
14,544 Community Trust Bancorp, Inc 630,192
34,091 ConnectOne Bancorp, Inc 901,366
33,310 * CrossFirst Bankshares, Inc 457,013
55,715 Cullen/Frost Bankers, Inc 7,265,236
22,797 * Customers Bancorp, Inc 870,617
108,907 CVB Financial Corp 2,904,550
29,954 Dime Community Bancshares, Inc 1,020,832
27,023 Eagle Bancorp, Inc 1,324,938
130,495 East West Bancorp, Inc 9,366,931
138,123 Eastern Bankshares, Inc 2,817,709
34,703 Enact Holdings, Inc 799,557
5,411 Enterprise Bancorp, Inc 172,070
29,950 Enterprise Financial Services Corp 1,408,548
11,532 Equity Bancshares, Inc 368,447
8,798 Esquire Financial Holdings, Inc 318,664
91,723 Essent Group Ltd 3,830,352
9,707 e Farmers & Merchants Bancorp, Inc 297,520
12,212 Farmers National Banc Corp 173,410
35,572 FB Financial Corp 1,524,260
8,455 Federal Agricultural Mortgage Corp (FAMC) 932,502
574,825 Fifth Third Bancorp 19,613,029
191,298 *,e Finance Of America Cos, Inc 338,597
9,067 Financial Institutions, Inc 240,366
163,833 First Bancorp 2,472,240
25,537 First Bancorp 967,342
7,861 First Bancorp, Inc 237,442
15,263 First Bancshares, Inc 442,627

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
607 First Bank $ 9,141
39,833 First Busey Corp 981,883
9,091 First Business Financial Services, Inc 304,094
10,170 First Citizens Bancshares, Inc (Class A) 7,695,436
70,866 First Commonwealth Financial Corp 1,050,234
14,507 First Community Bancshares, Inc 465,385
76,443 First Financial Bancorp 1,707,737
115,831 First Financial Bankshares, Inc 5,117,414
4,468 First Financial Corp 208,745
29,791 First Foundation, Inc 620,249
11,724 e First Guaranty Bancshares, Inc 290,990
103,649 First Hawaiian, Inc 2,642,013
441,522 First Horizon National Corp 9,872,432
11,154 First Internet Bancorp 395,409
74,550 First Interstate Bancsystem, Inc 3,040,149
48,621 First Merchants Corp 2,019,230
12,500 First Mid-Illinois Bancshares, Inc 469,625
12,953 First of Long Island Corp 235,745
150,173 First Republic Bank 24,434,649
10,253 * First Western Financial, Inc 286,981
15,793 Five Star Bancorp 416,461
42,221 Flagstar Bancorp, Inc 1,739,505
13,945 Flushing Financial Corp 301,073
258,963 FNB Corp 3,097,197
129,937 Fulton Financial Corp 2,168,649
16,035 *,e FVCBankcorp, Inc 307,070
20,011 German American Bancorp, Inc 757,216
104,952 Glacier Bancorp, Inc 5,257,046
7,373 Great Southern Bancorp, Inc 456,684
6,186 Greene County Bancorp, Inc 283,752
5,229 Guaranty Bancshares, Inc 195,408
72,550 Hancock Whitney Corp 3,541,166
30,069 Hanmi Financial Corp 759,844
40,940 HarborOne Northeast Bancorp, Inc 593,630
7,463 HBT Financial, Inc 139,110
35,713 Heartland Financial USA, Inc 1,603,514
57,544 Heritage Commerce Corp 677,868
29,249 Heritage Financial Corp 761,059
48,488 Hilltop Holdings, Inc 1,398,879
1,749 Hingham Institution for Savings 507,227
2,987 Home Bancorp, Inc 112,520
149,955 Home Bancshares, Inc 3,538,938
15,661 HomeStreet, Inc 583,999
8,504 HomeTrust Bancshares, Inc 205,287
102,627 Hope Bancorp, Inc 1,543,510
39,049 Horizon Bancorp 744,664
1,156,006 Huntington Bancshares, Inc 15,363,320
16,543 Independent Bank Corp 347,072
42,450 Independent Bank Corp 3,557,310
28,509 Independent Bank Group, Inc 2,016,156
44,385 International Bancshares Corp 1,946,726
11,079 e John Marshall Bancorp, Inc 288,830
2,430,183 JPMorgan Chase & Co 280,345,911
64,314 Kearny Financial Corp 753,117
749,627 Keycorp 13,718,174
56,398 Lakeland Bancorp, Inc 897,856
20,428 Lakeland Financial Corp 1,589,298
23,838 Live Oak Bancshares, Inc 897,262
650 Luther Burbank Corp 8,574
149,665 M&T Bank Corp 26,558,054
13,130 Macatawa Bank Corp 122,109

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
9,212 Mercantile Bank Corp $ 326,473
14,385 Merchants Bancorp 380,627
23,658 Meta Financial Group, Inc 797,748
29,419 Metrocity Bankshares, Inc 609,267
7,388 * Metropolitan Bank Holding Corp 512,579
252,629 MGIC Investment Corp 3,572,174
11,416 Mid Penn Bancorp, Inc 327,411
23,372 Midland States Bancorp, Inc 612,346
6,127 MidWestOne Financial Group, Inc 191,224
58,268 * Mr Cooper Group, Inc 2,624,973
7,598 MVB Financial Corp 246,935
22,010 National Bank Holdings Corp 916,056
35,972 NBT Bancorp, Inc 1,458,305
421,976 e New York Community Bancorp, Inc 4,481,385
9,277 * Nicolet Bankshares, Inc 741,974
62,520 * NMI Holdings, Inc 1,184,129
46,460 Northfield Bancorp, Inc 683,891
104,851 Northwest Bancshares, Inc 1,507,757
53,843 OceanFirst Financial Corp 1,107,012
39,594 OFG Bancorp 1,087,647
299,884 Old National Bancorp 5,220,980
15,788 Old Second Bancorp, Inc 221,821
21,000 Origin Bancorp, Inc 904,470
3,740 Orrstown Financial Services, Inc 96,941
92,085 Pacific Premier Bancorp, Inc 3,097,739
89,618 PacWest Bancorp 2,511,993
11,966 Park National Corp 1,550,315
13,292 Parke Bancorp, Inc 291,759
10,634 PCSB Financial Corp 207,257
10,600 Peapack Gladstone Financial Corp 346,196
25,625 PennyMac Financial Services, Inc 1,403,994
23,909 Peoples Bancorp, Inc 739,266
8,413 Peoples Financial Services Corp 447,908
58,710 Pinnacle Financial Partners, Inc 4,643,961
398 * Pioneer Bancorp, Inc 3,865
344,275 PNC Financial Services Group, Inc 57,128,994
61,128 Popular, Inc 4,747,812
12,596 Preferred Bank 915,729
29,544 Premier Financial Corp 841,413
5,879 Primis Financial Corp 79,660
71,531 Prosperity Bancshares, Inc 5,299,732
5,101 Provident Bancorp Inc 77,229
60,861 Provident Financial Services, Inc 1,482,574
14,544 QCR Holdings, Inc 862,314
137,907 Radian Group, Inc 3,084,980
23,011 RBB Bancorp 524,881
4,675 Red River Bancshares Inc 256,424
747,169 Regions Financial Corp 15,825,039
44,579 Renasant Corp 1,488,939
4,277 Republic Bancorp, Inc (Class A) 191,781
30,260 * Republic First Bancorp, Inc 109,541
102,918 e Rocket Cos, Inc 979,779
34,231 S&T Bancorp, Inc 1,059,107
35,885 Sandy Spring Bancorp, Inc 1,482,051
40,441 Seacoast Banking Corp of Florida 1,446,979
43,049 ServisFirst Bancshares, Inc 3,678,537
15,425 Shore Bancshares, Inc 302,330
5,427 Sierra Bancorp 121,836
54,637 Signature Bank 10,138,988
27,691 * Silvergate Capital Corp 2,583,293
101,705 Simmons First National Corp (Class A) 2,415,494

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
16,613 SmartFinancial, Inc $ 436,091
366 South Plains Financial Inc 9,670
60,284 South State Corp 5,110,275
2,839 * Southern First Bancshares, Inc 127,045
5,867 Southern Missouri Bancorp, Inc 316,466
25,174 Southside Bancshares, Inc 1,005,450
21,811 Stock Yards Bancorp, Inc 1,508,231
6,059 Summit Financial Group, Inc 184,860
49,149 * SVB Financial Group 19,834,079
114,400 Synovus Financial Corp 4,619,472
40,076 * Texas Capital Bancshares, Inc 2,349,255
41,223 TFS Financial Corp 603,917
38,659 * The Bancorp, Inc 951,011
11,508 Tompkins Financial Corp 887,842
58,073 Towne Bank 1,734,641
25,146 Trico Bancshares 1,201,979
18,271 * Triumph Bancorp, Inc 1,327,388
1,104,090 Truist Financial Corp 55,723,422
20,180 TrustCo Bank Corp NY 677,241
47,111 Trustmark Corp 1,529,694
40,148 UMB Financial Corp 3,633,394
191,110 Umpqua Holdings Corp 3,365,447
132,889 United Bankshares, Inc 5,148,120
80,778 United Community Banks, Inc 2,748,875
22,856 Univest Financial Corp 570,029
1,133,317 US Bancorp 53,492,562
75,868 e UWM Holdings Corp 286,022
346,778 Valley National Bancorp 4,053,835
35,703 Veritex Holdings, Inc 1,104,651
24,020 Walker & Dunlop, Inc 2,705,613
54,015 Washington Federal, Inc 1,843,532
16,423 Washington Trust Bancorp, Inc 901,294
20,122 Waterstone Financial, Inc 375,275
139,403 Webster Financial Corp 6,475,269
3,181,738 Wells Fargo & Co 139,582,846
53,314 WesBanco, Inc 1,819,074
8,649 West Bancorporation, Inc 224,960
21,091 Westamerica Bancorporation 1,265,671
99,614 Western Alliance Bancorp 7,608,517
47,645 Wintrust Financial Corp 4,099,376
48,660 WSFS Financial Corp 2,322,055
122,076 Zions Bancorporation 6,659,246
TOTAL BANKS 1,382,085,986
CAPITAL GOODS - 5 .9%
471,433 3M Co 67,528,063
119,824 A.O. Smith Corp 7,581,265
52,091 Aaon, Inc 3,134,315
24,480 * AAR Corp 1,090,094
27,479 Acuity Brands, Inc 5,012,170
49,455 Advanced Drainage Systems, Inc 5,865,363
108,026 Aecom Technology Corp 7,777,872
63,106 Aerojet Rocketdyne Holdings, Inc 2,757,101
22,936 * Aerovironment, Inc 1,987,175
28,197 * AerSale Corp 493,729
48,114 AGCO Corp 5,240,577
82,995 Air Lease Corp 3,079,944
7,671 Alamo Group, Inc 992,704
24,539 Albany International Corp (Class A) 2,239,675
70,689 Allegion plc 7,471,827
6,418 Allied Motion Technologies, Inc 172,901

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
102,384 Allison Transmission Holdings, Inc $ 4,286,818
13,325 * Alta Equipment Group, Inc 149,773
49,939 Altra Industrial Motion Corp 2,083,954
23,361 * Ameresco, Inc 1,336,716
13,260 * American Woodmark Corp 665,917
193,970 Ametek, Inc 23,955,295
175,284 * API Group Corp 3,104,280
18,861 Apogee Enterprises, Inc 784,806
31,823 Applied Industrial Technologies, Inc 3,201,076
99,588 *,e Archer Aviation, Inc 402,336
37,664 Arcosa, Inc 1,941,956
11,927 Argan, Inc 443,207
36,407 Armstrong World Industries, Inc 3,252,965
120,554 * Array Technologies, Inc 2,031,335
18,121 Astec Industries, Inc 890,285
185,186 *,e Astra Space, Inc 264,816
18,079 * Astronics Corp 202,846
35,759 * Atkore International Group, Inc 3,549,796
54,334 * Axon Enterprise, Inc 5,987,063
86,875 * AZEK Co, Inc 1,796,575
18,636 AZZ, Inc 792,775
42,265 * Babcock & Wilcox Enterprises, Inc 336,429
38,782 Barnes Group, Inc 1,311,607
47,218 * Beacon Roofing Supply, Inc 2,834,024
170,455 *,e Berkshire Grey, Inc 300,001
29,480 *,e Blink Charging Co 624,092
142,113 * Bloom Energy Corp 2,874,946
11,902 * Blue Bird Corp 132,826
11,443 * BlueLinx Holdings, Inc 915,440
459,453 * Boeing Co 73,195,457
34,874 Boise Cascade Co 2,465,941
20,563 Brookfield Business Corp 469,865
138,501 * Builders FirstSource, Inc 9,418,068
90,784 BWX Technologies, Inc 5,145,637
9,104 Cadre Holdings, Inc 215,310
13,838 e Caesarstone Sdot-Yam Ltd 124,265
42,478 Carlisle Cos, Inc 12,577,736
703,747 Carrier Global Corp 28,522,866
444,021 Caterpillar, Inc 88,027,163
179,557 *,e ChargePoint Holdings, Inc 2,713,106
29,395 *,e Chart Industries, Inc 5,734,671
21,040 * CIRCOR International, Inc 366,306
20,834 Columbus McKinnon Corp 689,605
29,839 Comfort Systems USA, Inc 3,152,789
917 * Concrete Pumping Holdings Inc 5,988
29,596 * Construction Partners Inc 703,793
56,775 * Core & Main, Inc 1,370,549
39,328 Crane Holdings Co 3,890,719
12,276 CSW Industrials, Inc 1,466,614
117,353 Cummins, Inc 25,971,392
34,560 Curtiss-Wright Corp 4,957,286
57,706 *,e Custom Truck One Source, Inc 357,200
82,645 *,e Decarbonization Plus Acquisition Corp 332,233
233,085 Deere & Co 79,990,110
322,322 *,e Desktop Metal, Inc 686,546
108,154 Donaldson Co, Inc 5,884,659
17,667 Douglas Dynamics, Inc 562,871
120,680 Dover Corp 16,132,502
7,712 * Ducommun, Inc 365,086
13,025 * DXP Enterprises, Inc 442,850
22,700 * Dycom Industries, Inc 2,341,732

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
331,958 Eaton Corp $ 49,259,248
40,967 EMCOR Group, Inc 4,767,330
493,737 Emerson Electric Co 44,470,892
16,665 Encore Wire Corp 2,307,603
47,978 * Energy Recovery, Inc 1,066,551
98,206 *,e Energy Vault Holdings, Inc 437,017
57,294 Enerpac Tool Group Corp 1,163,068
34,599 EnerSys 2,280,420
87,496 *,e Enovix Corp 1,165,447
16,945 EnPro Industries, Inc 1,584,019
35,865 Esab Corp 1,478,355
19,986 ESCO Technologies, Inc 1,549,914
83,566 *,e ESS Tech, Inc 317,551
91,845 * Evoqua Water Technologies Corp 3,500,213
482,646 Fastenal Co 24,788,699
47,719 Federal Signal Corp 1,981,293
101,738 Flowserve Corp 3,442,814
25,385 *,e Fluence Energy, Inc 348,790
152,250 * Fluor Corp 3,868,673
306,131 Fortive Corp 19,730,143
107,925 Fortune Brands Home & Security, Inc 7,520,214
38,542 Franklin Electric Co, Inc 3,500,384
61,150 *,e FTC Solar, Inc 306,973
358,973 *,e FuelCell Energy, Inc 1,288,713
72,324 * Gates Industrial Corp plc 889,585
27,685 GATX Corp 2,775,421
50,100 * Generac Holdings, Inc 13,441,830
204,812 General Dynamics Corp 46,424,736
911,172 General Electric Co 67,344,723
27,344 * Gibraltar Industries, Inc 1,279,426
11,337 Global Industrial Co 405,298
39,078 * GMS, Inc 2,073,869
19,536 Gorman-Rupp Co 599,755
153,187 Graco, Inc 10,288,039
154,211 GrafTech International Ltd 1,187,425
40,702 Granite Construction, Inc 1,216,990
63,016 * Great Lakes Dredge & Dock Corp 814,797
25,927 Greenbrier Cos, Inc 824,997
42,215 Griffon Corp 1,266,872
22,964 H&E Equipment Services, Inc 820,963
56,695 * Hayward Holdings, Inc 661,631
36,873 HEICO Corp 5,815,241
64,443 HEICO Corp (Class A) 8,228,082
24,756 Helios Technologies, Inc 1,703,708
19,232 Herc Holdings, Inc 2,385,153
64,289 Hexcel Corp 3,890,127
55,966 Hillenbrand, Inc 2,585,629
106,925 *,e Hillman Solutions Corp 1,106,674
567,729 Honeywell International, Inc 109,265,123
303,383 Howmet Aerospace, Inc 11,264,611
47,823 Hubbell, Inc 10,474,193
34,578 * Hudson Technologies, Inc 308,090
32,215 Huntington Ingalls 6,985,501
39,661 *,e Hydrofarm Holdings Group, Inc 128,105
88,714 *,e Hyliion Holdings Corp 348,646
7,398 Hyster-Yale Materials Handling, Inc 255,897
63,942 IDEX Corp 13,347,893
9,052 * IES Holdings, Inc 298,716
258,163 Illinois Tool Works, Inc 53,635,945
39,116 * Infrastructure and Energy Alternatives, Inc 552,318
327,297 Ingersoll Rand, Inc 16,299,391

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
16,162 Insteel Industries, Inc $ 505,871
68,836 ITT, Inc 5,164,765
65,108 * Janus International Group, Inc 662,148
69,752 * JELD-WEN Holding, Inc 1,240,191
31,877 John Bean Technologies Corp 3,580,106
580,595 Johnson Controls International plc 31,299,876
9,592 Kadant, Inc 1,955,329
23,713 Kaman Corp 729,886
65,544 Kennametal, Inc 1,759,856
92,618 * Kratos Defense & Security Solutions, Inc 1,332,773
159,062 L3Harris Technologies, Inc 38,170,108
2,093 * Lawson Products, Inc 103,813
26,217 Lennox International, Inc 6,279,758
94,044 *,e Lightning eMotors, Inc 333,856
49,125 Lincoln Electric Holdings, Inc 6,948,240
8,690 Lindsay Corp 1,337,912
197,062 Lockheed Martin Corp 81,546,226
31,560 Luxfer Holdings plc 515,690
26,764 * Manitowoc Co, Inc 305,913
189,513 Masco Corp 10,495,230
17,983 * Masonite International Corp 1,636,993
47,614 * Mastec, Inc 3,758,173
58,986 Maxar Technologies, Inc 1,620,935
22,508 McGrath RentCorp 1,898,775
171,686 MDU Resources Group, Inc 4,905,069
57,974 * Mercury Systems, Inc 3,421,046
55,725 * Meritor, Inc 2,029,505
136,621 *,e Microvast Holdings, Inc 362,046
44,005 * Middleby Corp 6,367,083
12,956 Miller Industries, Inc 311,333
28,046 Moog, Inc (Class A) 2,401,859
77,007 * MRC Global, Inc 894,821
41,467 MSC Industrial Direct Co (Class A) 3,427,662
47,311 Mueller Industries, Inc 3,185,450
127,783 Mueller Water Products, Inc (Class A) 1,663,735
16,136 * MYR Group, Inc 1,536,631
3,880 National Presto Industries, Inc 276,256
234,141 *,e Nikola Corp 1,456,357
47,621 Nordson Corp 10,999,975
122,144 Northrop Grumman Corp 58,494,762
5,310 * Northwest Pipe Co 166,469
82,939 * NOW, Inc 917,305
11,407 * NV5 Global Inc 1,546,789
163,242 nVent Electric plc 5,764,075
2,460 Omega Flex, Inc 282,875
52,982 Oshkosh Corp 4,561,750
360,938 Otis Worldwide Corp 28,214,523
80,311 Owens Corning, Inc 7,448,042
292,736 PACCAR, Inc 26,791,199
17,936 Park Aerospace Corp 218,819
106,435 Parker-Hannifin Corp 30,769,294
28,133 * Parsons Corp 1,216,190
138,317 Pentair plc 6,762,318
44,109 * PGT Innovations, Inc 965,987
418,231 *,e Plug Power, Inc 8,925,050
6,448 Powell Industries, Inc 154,494
1,196 Preformed Line Products Co 71,521
60,342 Primoris Services Corp 1,409,589
177,926 *,e Proterra, Inc 959,021
21,351 * Proto Labs, Inc 1,043,850
25,421 Quanex Building Products Corp 625,611

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
114,391 Quanta Services, Inc $ 15,869,463
1,238,060 Raytheon Technologies Corp 115,399,573
26,664 * RBC Bearings, Inc 6,292,704
52,282 Regal-Beloit Corp 7,021,473
115,983 * Resideo Technologies, Inc 2,610,777
36,153 REV Group, Inc 420,821
170,591 * Rocket Lab USA, Inc 796,660
93,588 Rockwell Automation, Inc 23,891,145
30,831 Rush Enterprises, Inc (Class A) 1,485,746
4,548 Rush Enterprises, Inc (Class B) 246,729
103,449 * Sarcos Technology and Robotics Corp 346,554
119,164 Sensata Technologies Holding plc 5,299,223
104,667 * Shoals Technologies Group, Inc 2,473,281
25,668 Shyft Group, Inc 665,828
38,684 Simpson Manufacturing Co, Inc 3,995,284
42,241 * SiteOne Landscape Supply, Inc 5,885,439
43,328 Snap-On, Inc 9,707,638
82,554 Spirit Aerosystems Holdings, Inc (Class A) 2,709,422
34,159 * SPX Corp 2,019,822
8,739 Standex International Corp 848,382
121,491 Stanley Black & Decker, Inc 11,824,719
126,000 *,e Stem, Inc 1,427,580
20,407 * Sterling Construction Co, Inc 524,664
184,580 * Sunrun, Inc 6,033,920
14,704 Tennant Co 985,609
50,935 Terex Corp 1,706,832
40,242 Textainer Group Holdings Ltd 1,367,021
173,636 Textron, Inc 11,397,467
23,343 * Thermon Group Holdings 363,451
50,017 Timken Co 3,270,111
53,749 * Titan International, Inc 900,833
14,352 * Titan Machinery, Inc 403,722
95,954 Toro Co 8,251,084
45,085 * TPI Composites, Inc 742,550
193,239 Trane Technologies plc 28,404,201
5,325 * Transcat Inc 331,854
44,025 * TransDigm Group, Inc 27,398,519
90,020 * Trex Co, Inc 5,808,090
69,451 Trinity Industries, Inc 1,802,253
51,326 Triton International Ltd 3,288,970
48,910 * Triumph Group, Inc 760,061
51,028 * Tutor Perini Corp 463,334
62,286 UFP Industries, Inc 5,743,392
61,434 * United Rentals, Inc 19,822,909
140,651 * Univar Solutions Inc 3,803,203
19,082 Valmont Industries, Inc 5,180,381
11,878 * Vectrus, Inc 394,825
11,760 * Veritiv Corp 1,458,475
249,794 Vertiv Holdings Co 2,852,648
16,098 * Vicor Corp 1,174,510
164,836 *,e View, Inc 364,288
217,140 *,e Virgin Galactic Holdings, Inc 1,615,522
38,746 W.W. Grainger, Inc 21,059,613
40,766 Wabash National Corp 736,234
26,572 Watsco, Inc 7,279,399
21,033 Watts Water Technologies, Inc (Class A) 2,905,288
34,309 * WESCO International, Inc 4,386,063
151,561 Westinghouse Air Brake Technologies Corp 14,166,407
174,669 * WillScot Mobile Mini Holdings Corp 6,743,970
48,289 Woodward Inc 5,055,858
143,530 Xylem, Inc 13,209,066

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
92,718 Zurn Water Solutions Corp $ 2,684,186
TOTAL CAPITAL GOODS 2,034,289,199
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
52,190 ABM Industries, Inc 2,340,200
94,105 ACCO Brands Corp 674,733
90,162 * ACV Auctions, Inc 666,297
272,563 * Alight, Inc 2,055,125
14,321 Aris Water Solution, Inc 303,176
40,816 * ASGN Inc 4,235,068
10,334 *,e Atlas Technical Consultants, Inc 72,545
5,507 Barrett Business Services, Inc 449,316
113,988 Booz Allen Hamilton Holding Co 10,940,568
38,542 Brady Corp (Class A) 1,844,235
35,982 * BrightView Holdings, Inc 472,803
36,672 Brink's Co 2,088,104
18,835 * CACI International, Inc (Class A) 5,693,632
43,026 * Casella Waste Systems, Inc (Class A) 3,482,955
44,572 * CBIZ, Inc 2,033,375
14,083 * Cimpress plc 565,996
74,109 Cintas Corp 31,532,638
400,916 * Clarivate Analytics plc 5,809,273
38,125 * Clean Harbors, Inc 3,720,619
184,499 * Copart, Inc 23,634,322
104,364 * CoreCivic, Inc 1,124,000
331,994 * CoStar Group, Inc 24,099,444
4,636 CRA International, Inc 459,010
32,030 Deluxe Corp 805,234
41,168 * Driven Brands Holdings, Inc 1,250,684
202,898 * Dun & Bradstreet Holdings, Inc 3,197,672
17,354 Ennis, Inc 379,185
102,714 Equifax, Inc 21,457,982
43,415 Exponent, Inc 4,362,773
47,573 * First Advantage Corp 667,449
8,467 * Forrester Research, Inc 393,631
9,450 * Franklin Covey Co 494,519
27,856 * FTI Consulting, Inc 4,556,127
100,798 * Geo Group, Inc 661,235
63,399 * Harsco Corp 304,949
58,399 Healthcare Services Group 837,442
15,494 Heidrick & Struggles International, Inc 482,483
8,521 * Heritage-Crystal Clean, Inc 285,965
57,994 Herman Miller, Inc 1,746,199
15,884 * HireRight Holdings Corp 236,036
37,487 HNI Corp 1,324,041
18,175 * Huron Consulting Group, Inc 1,219,543
104,539 * IAA, Inc 3,944,256
14,707 ICF International, Inc 1,387,605
31,153 Insperity, Inc 3,418,730
41,965 Interface, Inc 608,073
104,414 Jacobs Engineering Group, Inc 14,336,042
103,138 * KAR Auction Services, Inc 1,763,660
111,182 KBR, Inc 5,918,218
26,308 Kelly Services, Inc (Class A) 570,357
15,300 Kforce, Inc 1,007,505
27,589 Kimball International, Inc (Class B) 225,954
45,990 Korn/Ferry International 3,012,805
85,584 *,e Legalzoom.com, Inc 896,920
119,247 Leidos Holdings, Inc 12,759,429
106,100 *,e Li-Cycle Holdings Corp 762,859
41,289 Manpower, Inc 3,237,471

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
24,545 Mantech International Corp (Class A) $ 2,351,902
24,504 Matthews International Corp (Class A) 684,887
20,072 * Montrose Environmental Group, Inc 805,289
30,579 MSA Safety, Inc 3,924,509
279,438 Nielsen NV 6,692,540
8,365 NL Industries, Inc 78,045
136,262 Pitney Bowes, Inc 445,577
124,185 *,e Planet Labs PBC 661,906
86,207 * Quad Graphics, Inc 274,138
176,455 Republic Services, Inc 24,467,250
32,640 Resources Connection, Inc 700,454
99,094 Robert Half International, Inc 7,842,299
194,788 Rollins, Inc 7,512,973
45,185 Science Applications International Corp 4,377,071
18,282 * SP Plus Corp 626,341
75,038 Steelcase, Inc (Class A) 835,173
70,641 * Stericycle, Inc 3,310,944
12,041 *,e Sterling Check Corp 236,606
42,803 Tetra Tech, Inc 6,560,416
155,328 TransUnion 12,306,637
32,233 * TriNet Group, Inc 2,659,223
28,337 * TrueBlue, Inc 613,213
11,580 Unifirst Corp 2,268,406
89,145 * Upwork, Inc 1,654,531
127,977 Verisk Analytics, Inc 24,347,624
14,763 * Viad Corp 498,547
7,784 VSE Corp 326,539
344,038 Waste Management, Inc 56,614,893
8,181 * Willdan Group, Inc 222,605
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 400,711,005
CONSUMER DURABLES & APPAREL - 1 .2%
30,455 Acushnet Holdings Corp 1,484,072
76,176 *,e Allbirds, Inc 391,545
49,843 *,e AMMO, Inc 243,234
38,651 * Beazer Homes USA, Inc 570,102
73,338 Brunswick Corp 5,875,841
111,523 * Callaway Golf Co 2,559,453
116,854 * Capri Holdings Ltd 5,688,453
32,879 Carter's, Inc 2,678,981
7,789 * Cavco Industries, Inc 2,007,926
33,104 Century Communities, Inc 1,693,932
18,432 Clarus Corp 380,068
31,928 Columbia Sportswear Co 2,362,991
45,741 * Crocs, Inc 3,276,885
21,271 * Deckers Outdoor Corp 6,662,290
260,563 DR Horton, Inc 20,331,731
29,383 *,e Dream Finders Homes, Inc 381,979
38,248 Ermenegildo Zegna Holditalia S.p.A 420,728
18,468 Ethan Allen Interiors, Inc 424,579
39,827 * Fossil Group, Inc 240,157
133,860 Garmin Ltd 13,067,413
34,007 * G-III Apparel Group Ltd 751,215
98,454 * GoPro, Inc 626,167
22,959 * Green Brick Partners, Inc 615,301
360,481 Hanesbrands, Inc 4,030,178
116,960 Hasbro, Inc 9,207,091
18,508 * Helen of Troy Ltd 2,476,185
5,577 * Hovnanian Enterprises, Inc 270,540
18,104 Installed Building Products, Inc 1,836,108
21,578 * iRobot Corp 992,804

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
4,650 Johnson Outdoors, Inc $ 312,991
92,103 KB Home 3,006,242
54,223 Kontoor Brands, Inc 1,979,139
43,291 * Landsea Homes Corp 318,622
29,783 * Latham Group, Inc 163,509
34,974 La-Z-Boy, Inc 974,725
171 * Legacy Housing Corp 2,322
103,147 Leggett & Platt, Inc 4,088,747
205,013 Lennar Corp (Class A) 17,426,105
14,807 Lennar Corp (Class B) 1,005,099
17,151 * LGI Homes, Inc 1,934,633
4,217 Lifetime Brands, Inc 45,375
9,027 * Lovesac Co 281,281
95,150 * Lululemon Athletica, Inc 29,545,026
44,239 * M/I Homes, Inc 2,035,436
16,019 * Malibu Boats, Inc 1,000,387
7,010 Marine Products Corp 76,129
14,223 * MasterCraft Boat Holdings, Inc 336,943
290,098 * Mattel, Inc 6,730,274
47,173 MDC Holdings, Inc 1,710,021
28,148 * Meritage Homes Corp 2,485,468
43,705 * Mohawk Industries, Inc 5,615,218
11,843 Movado Group, Inc 402,425
301,601 Newell Brands Inc 6,095,356
1,020,618 Nike, Inc (Class B) 117,289,421
2,456 * NVR, Inc 10,789,454
12,110 Oxford Industries, Inc 1,155,294
235,596 * Peloton Interactive, Inc 2,235,806
29,917 *,e PLBY Group, Inc 192,067
45,367 e Polaris Inc 5,320,642
190,942 Pulte Homes, Inc 8,328,890
121,687 *,e Purple Innovation, Inc 424,688
55,322 PVH Corp 3,425,538
37,049 Ralph Lauren Corp 3,654,143
5,184 Rocky Brands, Inc 170,450
114,981 * Skechers U.S.A., Inc (Class A) 4,364,679
47,179 * Skyline Champion Corp 2,986,431
40,917 Smith & Wesson Brands, Inc 595,342
10,684 *,e Snap One Holdings Corp 129,917
101,207 * Sonos, Inc 2,237,687
61,788 Steven Madden Ltd 1,958,680
13,251 Sturm Ruger & Co, Inc 876,289
12,297 Superior Uniform Group, Inc 227,003
240,184 Tapestry, Inc 8,077,388
112,429 * Taylor Morrison Home Corp 3,226,712
138,066 Tempur Sealy International, Inc 3,794,054
87,165 Toll Brothers, Inc 4,286,775
25,656 * TopBuild Corp 5,431,888
17,016 *,e Traeger, Inc 52,239
90,288 * TRI Pointe Homes, Inc 1,672,134
37,338 * Tupperware Brands Corp 278,541
147,040 * Under Armour, Inc (Class A) 1,361,590
158,135 * Under Armour, Inc (Class C) 1,306,195
14,350 * Unifi, Inc 195,591
11,195 * Universal Electronics, Inc 310,661
281,527 VF Corp 12,578,626
147,749 *,e Vinco Ventures, Inc 112,289
48,197 * Vista Outdoor, Inc 1,450,730
54,490 *,e Vizio Holding Corp 499,128
44,357 *,e Vuzix Corp 362,397
12,871 e Weber, Inc 81,988

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
45,873 Whirlpool Corp $ 7,930,066
62,932 Wolverine World Wide, Inc 1,414,082
66,346 * YETI Holdings, Inc 3,368,386
TOTAL CONSUMER DURABLES & APPAREL 403,273,303
CONSUMER SERVICES - 2 .1%
53,962 * 2U, Inc 528,288
44,163 * Accel Entertainment, Inc 532,606
199,257 ADT, Inc 1,454,576
40,945 * Adtalem Global Education, Inc 1,641,895
316,829 * Airbnb, Inc 35,161,682
14,657 * American Public Education, Inc 230,261
187,078 ARAMARK Holdings Corp 6,248,405
55,862 *,e Bally's Corp 1,227,288
217,392 *,e Beachbody Co, Inc 260,870
613 * Biglari Holdings, Inc (B Shares) 73,689
16,786 * BJ's Restaurants, Inc 393,967
65,891 Bloomin' Brands, Inc 1,343,518
20,352 Bluegreen Vacations Holding Corp 534,851
34,072 * Booking Holdings, Inc 65,952,830
30,766 *,e Bowlero Corp 351,963
63,869 Boyd Gaming Corp 3,545,368
47,078 * Bright Horizons Family Solutions 4,409,796
34,204 * Brinker International, Inc 949,161
183,476 * Caesars Entertainment, Inc 8,383,018
682,651 *,e Carnival Corp 6,184,818
14,388 Carriage Services, Inc 521,997
20,956 * Century Casinos, Inc 176,659
32,657 e Cheesecake Factory 954,564
111,136 * Chegg, Inc 2,367,197
23,484 * Chipotle Mexican Grill, Inc (Class A) 36,734,143
28,165 Choice Hotels International, Inc 3,404,304
29,473 Churchill Downs, Inc 6,183,435
15,044 * Chuy's Holdings, Inc 334,428
90,643 * Coursera, Inc 1,259,031
17,634 e Cracker Barrel Old Country Store, Inc 1,676,464
101,256 Darden Restaurants, Inc 12,605,359
31,883 * Dave & Buster's Entertainment, Inc 1,191,149
51,535 * Denny's Corp 500,405
13,988 Dine Brands Global Inc. 997,484
30,612 Domino's Pizza, Inc 12,003,271
322,459 * DraftKings, Inc 4,427,362
18,865 * Duolingo, Inc 1,730,864
12,624 * El Pollo Loco Holdings, Inc 122,705
9,928 European Wax Center, Inc 207,694
65,861 * Everi Holdings, Inc 1,265,190
121,643 * Expedia Group, Inc 12,900,240
32,101 *,e F45 Training Holdings, Inc 63,239
7,507 * First Watch Restaurant Group, Inc 124,766
65,408 * frontdoor, Inc 1,750,972
69,442 * Full House Resorts, Inc 431,235
20,325 * Golden Entertainment, Inc 891,658
2,907 Graham Holdings Co 1,728,182
25,473 * Grand Canyon Education, Inc 2,447,191
136,267 H&R Block, Inc 5,445,229
68,714 * Hilton Grand Vacations, Inc 2,801,470
229,173 Hilton Worldwide Holdings, Inc 29,350,186
38,154 * Hyatt Hotels Corp 3,157,244
31,713 * Inspired Entertainment, Inc 327,912
126,096 e International Game Technology plc 2,389,519
17,850 Jack in the Box, Inc 1,234,149

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
64,501 e Krispy Kreme, Inc $ 921,074
4,617 * Kura Sushi USA, Inc 389,860
260,520 * Las Vegas Sands Corp 9,818,999
156,304 Laureate Education, Inc 1,850,639
100,776 *,e Life Time Group Holdings, Inc 1,461,252
52,342 *,e Lindblad Expeditions Holdings, Inc 413,502
235,193 Marriott International, Inc (Class A) 37,353,352
32,099 Marriott Vacations Worldwide Corp 4,394,995
614,770 McDonald's Corp 161,911,975
287,171 MGM Resorts International 9,399,107
58,624 *,e Mister Car Wash, Inc 680,038
9,918 * Monarch Casino & Resort, Inc 636,240
4,184 * NEOGAMES S.A. 63,973
87,169 * Noodles & Co 454,151
373,089 *,e Norwegian Cruise Line Holdings Ltd 4,533,031
14,188 * ONE Group Hospitality, Inc 119,037
40,465 * OneSpaWorld Holdings Ltd 291,753
25,431 Papa John's International, Inc 2,438,579
143,228 * Penn National Gaming, Inc 4,948,527
53,516 * Perdoceo Education Corp 733,169
64,736 * Planet Fitness, Inc 5,101,844
17,418 *,e Portillo's, Inc 397,653
41,267 * PowerSchool Holdings, Inc 594,657
6,723 RCI Hospitality Holdings, Inc 382,942
44,870 Red Rock Resorts, Inc 1,764,737
74,121 *,e Rover Group, Inc 323,909
173,956 * Royal Caribbean Cruises Ltd 6,733,837
105,659 * Rush Street Interactive, Inc 585,351
33,773 Ruth's Hospitality Group Inc 592,716
74,392 * Scientific Games Corp (Class A) 3,789,529
39,441 * SeaWorld Entertainment, Inc 1,882,519
127,983 Service Corp International 9,529,614
28,420 * Shake Shack, Inc 1,462,493
59,980 * Six Flags Entertainment Corp 1,359,747
968,727 Starbucks Corp 82,128,675
38,315 *,e StoneMor, Inc 129,888
18,420 Strategic Education, Inc 1,323,109
31,895 * Stride, Inc 1,425,069
9,777 * Sweetgreen, Inc 153,597
24,593 * Target Hospitality Corp 338,154
92,748 * Terminix Global Holdings, Inc 4,145,836
55,054 Texas Roadhouse, Inc (Class A) 4,801,810
65,334 Travel & Leisure Co 2,816,549
57,747 * Udemy, Inc 690,077
32,385 Vail Resorts, Inc 7,679,455
96,685 *,e Vivint Smart Home, Inc 462,154
143,392 Wendy's 3,015,534
23,002 Wingstop, Inc 2,902,392
85,051 * WW International Inc 564,739
70,675 Wyndham Hotels & Resorts, Inc 4,905,552
82,178 * Wynn Resorts Ltd 5,216,659
30,216 * Xponential Fitness, Inc 448,405
242,872 Yum! Brands, Inc 29,761,535
TOTAL CONSUMER SERVICES 723,339,737
DIVERSIFIED FINANCIALS - 5 .2%
8,517 AFC Gamma, Inc 139,679
31,621 Affiliated Managers Group, Inc 3,996,262
405,643 AGNC Investment Corp 5,115,158
11,648 Alerus Financial Corp 287,007
259,908 Ally Financial, Inc 8,595,158

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
12,632 A-Mark Precious Metals, Inc $ 382,750
502,856 American Express Co 77,449,881
94,293 Ameriprise Financial, Inc 25,451,567
1,235,513 Annaly Capital Management, Inc 8,500,329
106,416 Apollo Commercial Real Estate Finance, Inc 1,359,997
398,340 Apollo Global Management, Inc 22,745,214
110,220 Arbor Realty Trust, Inc 1,831,856
27,305 Ares Commercial Real Estate Corp 374,079
125,671 Ares Management Corp 9,004,327
60,138 ARMOUR Residential REIT, Inc 473,286
57,123 Artisan Partners Asset Management, Inc 2,271,211
17,886 * Assetmark Financial Holdings, Inc 339,655
2,527 Associated Capital Group, Inc 103,354
3,923 * Atlanticus Holdings Corp 151,585
14,956 e B. Riley Financial, Inc 770,832
26,431 Banco Latinoamericano de Exportaciones S.A. (Class E) 366,069
601,653 Bank of New York Mellon Corp 26,147,839
1,502,598 * Berkshire Hathaway, Inc (Class B) 451,680,959
250,087 BGC Partners, Inc (Class A) 912,818
125,065 BlackRock, Inc 83,690,997
136,685 Blackstone Mortgage Trust, Inc 4,233,134
589,129 Blackstone, Inc 60,132,397
40,435 * Blucora, Inc 808,700
324,642 e Blue Owl Capital, Inc 3,704,165
34,377 Brightsphere Investment Group, Inc 650,069
75,213 BrightSpire Capital, Inc 664,883
101,143 Broadmark Realty Capital, Inc 767,675
67,189 * Cannae Holdings, Inc 1,418,360
331,997 Capital One Financial Corp 36,463,231
167,120 Carlyle Group, Inc 6,502,639
86,285 CBOE Global Markets, Inc 10,645,843
1,266,119 Charles Schwab Corp 87,425,517
298,910 Chimera Investment Corp 3,129,588
73,807 e Claros Mortgage Trust, Inc 1,414,142
300,671 CME Group, Inc 59,977,851
23,385 Cohen & Steers, Inc 1,723,241
124,832 *,e Coinbase Global, Inc 7,859,423
48,064 e Compass Diversified Trust 1,159,784
21,902 Cowen Group, Inc 768,103
5,569 *,e Credit Acceptance Corp 3,207,243
18,727 Curo Group Holdings Corp 134,085
2,708 Diamond Hill Investment Group, Inc 517,688
240,509 Discover Financial Services 24,291,409
22,077 * Donnelley Financial Solutions, Inc 750,397
20,144 Dynex Capital, Inc 338,419
40,420 Ellington Financial Inc 648,741
20,636 *,e Encore Capital Group, Inc 1,494,666
29,509 * Enova International, Inc 1,018,356
326,967 Equitable Holdings, Inc 9,295,672
32,470 Evercore Inc 3,246,026
29,783 * Ezcorp, Inc (Class A) 239,455
31,113 Factset Research Systems, Inc 13,368,634
77,672 Federated Investors, Inc (Class B) 2,649,392
30,284 FirstCash Holdings, Inc 2,218,606
50,027 * Focus Financial Partners, Inc 2,022,592
66,905 Franklin BSP Realty Trust, Inc 1,026,992
226,722 Franklin Resources, Inc 6,223,519
2,457 GAMCO Investors, Inc (Class A) 50,958
24,464 e GCM Grosvenor, Inc 193,510
277,075 Goldman Sachs Group, Inc 92,374,034
42,206 Granite Point Mortgage Trust, Inc 447,806

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
40,633 * Green Dot Corp $ 1,141,787
25,919 Hamilton Lane, Inc 1,958,699
67,998 Hannon Armstrong Sustainable Infrastructure Capital, Inc 2,454,048
43,279 Houlihan Lokey, Inc 3,659,672
74,955 Interactive Brokers Group, Inc (Class A) 4,399,109
459,599 Intercontinental Exchange Group, Inc 46,874,502
301,130 Invesco Ltd 5,342,046
30,169 Invesco Mortgage Capital, Inc 533,991
61,106 Jackson Financial, Inc 1,681,026
110,296 Janus Henderson Group plc 2,842,328
169,782 Jefferies Financial Group, Inc 5,529,800
479,118 KKR & Co, Inc 26,571,884
40,213 KKR Real Estate Finance Trust, Inc 783,751
92,781 Ladder Capital Corp 1,102,238
77,741 Lazard Ltd (Class A) 2,928,503
94,224 * LendingClub Corp 1,305,002
9,236 * LendingTree, Inc 420,977
66,680 LPL Financial Holdings, Inc 13,997,466
33,249 MarketAxess Holdings, Inc 9,003,164
81,548 MFA Financial, Inc 1,056,862
46,337 Moelis & Co 2,158,377
134,093 Moody's Corp 41,602,353
1,064,129 Morgan Stanley 89,706,075
24,087 Morningstar, Inc 6,150,615
66,917 MSCI, Inc (Class A) 32,209,829
99,376 Nasdaq Inc 17,977,118
92,124 Navient Corp 1,517,282
11,634 Nelnet, Inc (Class A) 1,106,277
28,654 * NerdWallet, Inc 248,717
335,869 New Residential Investment Corp 3,664,331
309,429 New York Mortgage Trust, Inc 971,607
176,509 Northern Trust Corp 17,612,068
87,052 OneMain Holdings, Inc 3,238,334
78,886 * Open Lending Corp 817,259
15,352 * Oportun Financial Corp 140,931
8,014 Oppenheimer Holdings, Inc 269,190
91,464 *,e OppFi, Inc 279,880
99,409 Orchid Island Capital, Inc 320,097
80,688 PennyMac Mortgage Investment Trust 1,239,368
13,468 Piper Jaffray Cos 1,699,662
19,040 PJT Partners, Inc 1,360,979
35,342 * PRA Group, Inc 1,408,025
51,803 * PROG Holdings, Inc 954,211
9,606 Pzena Investment Management, Inc (Class A) 90,585
162,391 Raymond James Financial, Inc 15,990,642
49,956 Ready Capital Corp 694,888
92,635 Redwood Trust, Inc 802,219
6,059 Regional Management Corp 248,419
446,968 * Robinhood Markets, Inc 4,045,060
282,877 S&P Global, Inc 106,624,828
16,501 Sculptor Capital Management, Inc 161,875
84,199 SEI Investments Co 4,661,257
223,476 SLM Corp 3,486,226
639,179 *,e SoFi Technologies, Inc 4,033,220
224,423 Starwood Property Trust, Inc 5,300,871
310,204 State Street Corp 22,036,892
36,890 StepStone Group, Inc 982,750
84,293 Stifel Financial Corp 5,041,564
12,459 * StoneX Group, Inc 1,085,553
411,530 Synchrony Financial 13,778,024
189,917 T Rowe Price Group, Inc 23,449,052

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
48,537 TPG RE Finance Trust, Inc $ 526,626
89,533 Tradeweb Markets, Inc 6,313,867
263,765 Two Harbors Investment Corp 1,419,056
45,635 *,e Upstart Holdings, Inc 1,110,300
13,602 Victory Capital Holdings, Inc 376,367
83,473 Virtu Financial, Inc 1,947,425
5,785 Virtus Investment Partners, Inc 1,193,561
84,787 Voya Financial, Inc 5,100,786
103,714 e WisdomTree Investments, Inc 539,313
3,402 *,e World Acceptance Corp 376,857
TOTAL DIVERSIFIED FINANCIALS 1,779,006,337
ENERGY - 4 .5%
67,342 *,e Aemetis, Inc 494,964
54,108 * Alto Ingredients, Inc 232,664
13,378 e Altus Midstream Co 544,217
259,588 Antero Midstream Corp 2,611,455
236,663 * Antero Resources Corp 9,381,321
284,371 APA Corp 10,570,070
12,551 Arch Resources, Inc 1,620,836
48,137 * Archaea Energy, Inc 788,484
97,276 Archrock, Inc 821,010
38,962 * Ardmore Shipping Corp 317,540
745,434 Baker Hughes Co 19,150,200
77,118 Berry Petroleum Co LLC 658,588
59,068 Bonanza Creek Energy, Inc 3,482,649
184,250 *,e Borr Drilling Ltd 707,520
32,783 Brigham Minerals, Inc 870,389
23,545 * Bristow Group, Inc 607,461
673,931 Cabot Oil & Gas Corp 20,615,549
41,026 Cactus, Inc 1,706,271
63,465 California Resources Corp 2,847,040
40,879 * Callon Petroleum Co 1,882,069
207,692 * Centennial Resource Development, Inc 1,383,229
6,408 *,e Centrus Energy Corp 212,425
159,700 ChampionX Corp 3,336,133
210,961 Cheniere Energy, Inc 31,555,546
114,829 Chesapeake Energy Corp 10,813,447
1,638,588 Chevron Corp 268,367,943
119,423 *,e Clean Energy Fuels Corp 773,861
160,470 * CNX Resources Corp 2,771,317
78,360 * Comstock Resources Inc 1,248,275
1,073,143 ConocoPhillips 104,556,323
35,040 * CONSOL Energy, Inc 2,148,653
29,085 Continental Resources, Inc 2,003,666
38,578 e Crescent Energy, Inc 563,239
25,484 CVR Energy, Inc 854,733
66,404 Delek US Holdings, Inc 1,770,331
40,714 * Denbury, Inc 2,927,744
556,286 Devon Energy Corp 34,962,575
108,512 DHT Holdings, Inc 712,924
81,055 *,e Diamond Offshore Drilling, Inc 547,121
149,976 Diamondback Energy, Inc 19,199,928
29,682 * DMC Global, Inc 675,562
26,271 Dorian LPG Ltd 423,489
24,796 * Dril-Quip, Inc 636,017
78,255 DT Midstream, Inc 4,306,373
34,468 *,e Earthstone Energy, Inc 489,101
18,892 *,e Empire Petroleum Corp 207,812
125,659 *,e Energy Fuels, Inc 843,172
24,776 e Enviva, Inc 1,725,153

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
483,463 EOG Resources, Inc $ 53,770,755
323,448 EQT Corp 14,241,415
333,011 Equitrans Midstream Corp 2,614,136
14,874 * Excelerate Energy, Inc 329,310
3,522,434 d Exxon Mobil Corp 341,429,528
22,386 e FLEX LNG Ltd 713,218
61,762 * Frank's International NV 752,261
200,694 * Frontline Ltd 1,924,656
155,431 *,e Gevo, Inc 456,967
74,372 * Golar LNG Ltd 1,663,702
36,721 * Green Plains Inc 1,322,690
9,482 * Gulfport Energy Operating Corp 872,723
723,100 Halliburton Co 21,186,830
115,013 * Helix Energy Solutions Group, Inc 464,653
80,959 Helmerich & Payne, Inc 3,748,402
230,959 Hess Corp 25,975,959
136,545 HF Sinclair Corp 6,529,582
5,102 e HighPeak Energy, Inc 125,407
40,015 International Seaways, Inc 946,355
1,662,474 Kinder Morgan, Inc 29,907,907
345,986 * Kosmos Energy Ltd 2,193,551
14,222 * Laredo Petroleum, Inc 1,261,065
114,010 * Liberty Oilfield Services, Inc 1,618,942
132,805 Magnolia Oil & Gas Corp 3,204,585
568,226 Marathon Oil Corp 14,092,005
444,937 Marathon Petroleum Corp 40,782,925
87,382 Matador Resources Co 5,048,932
112,829 Murphy Oil Corp 3,964,811
13,020 * Nabors Industries Ltd 1,855,220
6,771 e Nacco Industries, Inc (Class A) 266,100
21,846 * National Energy Services Reunited Corp 154,014
38,823 e New Fortress Energy, Inc 1,901,162
118,239 * Newpark Resources, Inc 416,201
55,453 *,e NextDecade Corp 392,053
131,357 * NexTier Oilfield Solutions, Inc 1,309,629
29,969 * Noble Corp 899,070
173,863 e Nordic American Tankers Ltd 417,271
46,551 Northern Oil and Gas, Inc 1,342,065
365,081 NOV, Inc 6,794,157
34,605 Oasis Petroleum, Inc 4,437,745
683,082 Occidental Petroleum Corp 44,912,642
167,771 * Oceaneering International, Inc 1,781,728
51,141 * Oil States International, Inc 260,819
375,106 ONEOK, Inc 22,408,832
208,017 Ovintiv, Inc 10,627,589
30,460 * Par Pacific Holdings, Inc 502,590
171,220 Patterson-UTI Energy, Inc 2,833,691
91,927 * PBF Energy, Inc 3,065,766
75,201 PDC Energy, Inc 4,939,954
88,756 * Peabody Energy Corp 1,862,988
17,240 Penn Virginia Corp 656,154
387,486 Phillips 66 34,486,254
204,637 Pioneer Natural Resources Co 48,488,737
67,160 * ProPetro Holding Corp 706,523
216,789 * Range Resources Corp 7,169,212
4,181 * Rex American Resources Corp 399,118
9,335 e Riley Exploration Permian, Inc 247,191
83,799 *,e Ring Energy, Inc 235,475
56,320 * RPC, Inc 459,571
25,758 * SandRidge Energy, Inc 482,447
1,147,845 Schlumberger Ltd 42,504,700

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
41,375 Scorpio Tankers, Inc $ 1,597,489
52,003 * Select Energy Services, Inc 388,462
109,369 SFL Corp Ltd 1,090,409
9,405 *,e SilverBow Resources, Inc 425,012
7,233 Sitio Royalties Corp 213,446
100,220 SM Energy Co 4,137,082
22,723 Solaris Oilfield Infrastructure, Inc 251,998
919,940 * Southwestern Energy Co 6,494,776
52,874 * Talos Energy, Inc 1,001,962
182,051 Targa Resources Investments, Inc 12,581,545
114,175 * Teekay Corp 358,510
18,022 * Teekay Tankers Ltd 376,119
409,081 * Tellurian, Inc 1,521,781
92,761 * Tetra Technologies, Inc 406,293
4,693 Texas Pacific Land Corp 8,606,258
30,687 * Tidewater, Inc 676,035
232,916 *,e Uranium Energy Corp 978,247
138,061 *,e Ur-Energy, Inc 164,293
65,825 * US Silica Holdings, Inc 910,360
47,451 e Vaalco Energy, Inc 281,384
48,936 * Valaris Ltd 2,455,609
336,895 Valero Energy Corp 37,317,859
43,503 *,e Vertex Energy, Inc 590,771
109,415 * W&T Offshore, Inc 543,793
33,140 * Weatherford International Ltd 766,528
1,013,225 Williams Cos, Inc 34,540,840
51,846 World Fuel Services Corp 1,437,171
TOTAL ENERGY 1,530,400,361
FOOD & STAPLES RETAILING - 1 .4%
127,927 Albertsons Cos, Inc 3,434,840
24,710 Andersons, Inc 893,761
106,183 * BJ's Wholesale Club Holdings, Inc 7,188,589
31,224 Casey's General Stores, Inc 6,327,544
26,760 * Chefs' Warehouse Holdings, Inc 926,164
368,863 Costco Wholesale Corp 199,665,542
88,118 * Grocery Outlet Holding Corp 3,764,401
39,894 *,e HF Foods Group Inc 209,842
10,287 Ingles Markets, Inc (Class A) 981,997
546,920 Kroger Co 25,398,965
10,760 Natural Grocers by Vitamin C 178,401
124,381 * Performance Food Group Co 6,182,979
17,934 Pricesmart, Inc 1,190,459
45,057 *,e Rite Aid Corp 370,819
29,053 SpartanNash Co 938,121
90,053 * Sprouts Farmers Market, Inc 2,489,065
425,862 SYSCO Corp 36,155,684
43,334 * United Natural Foods, Inc 1,842,128
171,952 * US Foods Holding Corp 5,416,488
4,683 Village Super Market (Class A) 105,695
615,388 Walgreens Boots Alliance, Inc 24,381,673
1,199,646 Walmart, Inc 158,413,254
15,315 Weis Markets, Inc 1,178,183
TOTAL FOOD & STAPLES RETAILING 487,634,594
FOOD, BEVERAGE & TOBACCO - 3 .2%
114,071 *,e 22nd Century Group, Inc 191,639
1,517,760 Altria Group, Inc 66,568,954
103,210 *,e AppHarvest, Inc 396,326
468,385 Archer-Daniels-Midland Co 38,768,226
58,750 B&G Foods, Inc (Class A) 1,451,713

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
136,900 * Benson Hill, Inc $ 444,925
44,201 *,e Beyond Meat, Inc 1,413,990
7,138 * Boston Beer Co, Inc (Class A) 2,715,509
39,497 Brown-Forman Corp (Class A) 2,859,583
149,688 Brown-Forman Corp (Class B) 11,109,843
112,457 * Bunge Ltd 10,383,155
14,762 Calavo Growers, Inc 594,909
30,770 Cal-Maine Foods, Inc 1,572,655
153,607 Campbell Soup Co 7,580,505
45,386 * Celsius Holdings, Inc 4,037,539
3,244,085 Coca-Cola Co 208,172,934
3,983 Coca-Cola Consolidated Inc 2,043,279
375,947 ConAgra Brands, Inc 12,861,147
130,705 Constellation Brands, Inc (Class A) 32,193,949
143,689 * Darling International, Inc 9,954,774
35,513 * Duckhorn Portfolio, Inc 651,308
184,112 Flowers Foods, Inc 5,230,622
35,907 Fresh Del Monte Produce, Inc 1,066,797
36,691 * Freshpet, Inc 1,960,767
504,834 General Mills, Inc 37,756,535
70,395 * Hain Celestial Group, Inc 1,601,486
124,063 Hershey Co 28,281,401
230,825 Hormel Foods Corp 11,388,906
104,620 * Hostess Brands, Inc 2,366,504
58,847 Ingredion, Inc 5,353,900
11,897 J&J Snack Foods Corp 1,612,162
82,688 J.M. Smucker Co 10,941,276
7,570 John B. Sanfilippo & Son, Inc 566,993
209,681 Kellogg Co 15,499,620
717,440 Keurig Dr Pepper, Inc 27,793,626
562,514 Kraft Heinz Co 20,717,391
119,175 Lamb Weston Holdings, Inc 9,493,481
15,350 Lancaster Colony Corp 2,032,033
25,123 * Landec Corp 263,289
212,990 McCormick & Co, Inc 18,604,677
12,847 e MGP Ingredients, Inc 1,351,247
27,917 * Mission Produce, Inc 395,863
139,127 Molson Coors Brewing Co (Class B) 8,312,838
1,152,924 Mondelez International, Inc 73,833,253
314,859 * Monster Beverage Corp 31,366,254
21,824 National Beverage Corp 1,182,424
1,148,646 PepsiCo, Inc 200,967,104
1,299,768 Philip Morris International, Inc 126,272,461
43,159 * Pilgrim's Pride Corp 1,353,898
44,550 * Post Holdings, Inc 3,873,177
122,967 Primo Water Corp 1,625,624
241 Seaboard Corp 978,614
4,216 * Seneca Foods Corp 239,975
76,518 * Simply Good Foods Co 2,496,017
18,473 * Sovos Brands, Inc 261,578
78,204 * SunOpta, Inc 689,759
35,294 *,e Tattooed Chef, Inc 222,705
13,567 Tootsie Roll Industries, Inc 476,473
39,282 * TreeHouse Foods, Inc 1,705,624
10,723 Turning Point Brands, Inc 257,352
246,201 * Tyson Foods, Inc (Class A) 21,668,150
19,801 Universal Corp 1,107,074
44,376 Utz Brands, Inc 746,404
159,177 Vector Group Ltd 1,773,232
28,681 *,e Vita Coco Co, Inc 345,606
18,534 * Vital Farms, Inc 218,701

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
28,260 * Whole Earth Brands, Inc $ 152,039
TOTAL FOOD, BEVERAGE & TOBACCO 1,102,371,774
HEALTH CARE EQUIPMENT & SERVICES - 5 .9%
144,099 * 1Life Healthcare, Inc 2,441,037
1,428,311 Abbott Laboratories 155,457,369
36,456 * Abiomed, Inc 10,681,973
72,586 * Acadia Healthcare Co, Inc 6,018,105
87,948 * Accolade, Inc 812,640
57,601 * AdaptHealth Corp 1,273,558
11,376 * Addus HomeCare Corp 1,055,807
28,381 * Agiliti, Inc 621,260
150,845 * agilon health, Inc 3,775,650
14,195 *,e AirSculpt Technologies, Inc 110,295
67,055 * Align Technology, Inc 18,840,443
68,336 * Alignment Healthcare, Inc 1,003,172
106,021 * Allscripts Healthcare Solutions, Inc 1,677,252
52,892 * Alphatec Holdings Inc 398,806
24,952 * Amedisys, Inc 2,990,497
213,233 * American Well Corp 831,609
126,694 AmerisourceBergen Corp 18,488,455
35,917 * AMN Healthcare Services, Inc 4,038,507
27,895 * Angiodynamics, Inc 632,938
32,313 *,e Apollo Medical Holdings, Inc 1,713,558
166,667 * ATI Physical Therapy, Inc 175,000
33,960 * AtriCure, Inc 1,677,964
1,124 Atrion Corp 759,712
37,191 * Avanos Medical, Inc 1,055,109
164,083 * Aveanna Healthcare Holdings, Inc 347,856
28,753 * AxoGen, Inc 267,978
35,209 * Axonics Modulation Technologies, Inc 2,284,008
415,934 Baxter International, Inc 24,398,688
236,758 Becton Dickinson & Co 57,842,347
18,374 * BioLife Solutions Inc 354,067
20,138 *,e Bioventus, Inc 170,972
1,189,988 * Boston Scientific Corp 48,849,007
146,444 * Brookdale Senior Living, Inc 705,860
139,920 *,e Butterfly Network, Inc 607,253
161,189 * Cano Health, Inc 981,641
228,351 Cardinal Health, Inc 13,600,586
31,027 * Cardiovascular Systems, Inc 478,126
58,028 *,e CareMax, Inc 414,900
16,061 * Castle Biosciences, Inc 449,066
485,248 * Centene Corp 45,113,507
104,711 * Certara, Inc 2,407,306
128,984 * Cerus Corp 696,514
206,237 * Change Healthcare, Inc 5,005,372
12,022 Chemed Corp 5,783,664
261,170 Cigna Corp 71,915,771
305,440 *,e Clover Health Investments Corp 855,232
93,838 * Community Health Systems, Inc 279,637
20,990 * Computer Programs & Systems, Inc 708,622
23,321 Conmed Corp 2,276,829
42,387 Cooper Cos, Inc 13,860,549
7,699 * Corvel Corp 1,269,488
78,314 * Covetrus, Inc 1,626,582
27,007 * Cross Country Healthcare, Inc 711,905
29,096 * CryoLife, Inc 570,282
30,605 * CryoPort, Inc 1,138,506
86,186 *,e Cue Health, Inc 291,309
13,300 * Cutera, Inc 617,386

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,091,041 CVS Health Corp $ 104,390,803
46,803 * DaVita, Inc 3,938,940
20,022 *,e Definitive Healthcare Corp 520,172
172,495 Dentsply Sirona, Inc 6,237,419
327,244 * Dexcom, Inc 26,860,188
64,461 * DocGo, Inc 498,284
77,274 *,e Doximity, Inc 3,270,236
512,569 * Edwards Lifesciences Corp 51,533,687
200,463 Elevance Health, Inc 95,640,897
45,205 * Embecta Corp 1,330,383
75,836 Encompass Health Corp 3,838,818
37,918 * Enhabit, Inc 663,944
35,865 * Enovis Corp 2,141,858
46,696 Ensign Group, Inc 3,721,204
141,536 * Envista Holdings Corp 5,753,438
69,796 * Evolent Health, Inc 2,372,366
102,503 * Figs, Inc 1,083,457
16,372 * Fulgent Genetics, Inc 978,227
44,797 * Glaukos Corp 2,412,318
66,139 * Globus Medical, Inc 3,881,698
78,396 * Guardant Health, Inc 3,933,127
43,166 * Haemonetics Corp 2,999,605
26,333 * Hanger Inc 489,004
187,046 HCA Healthcare, Inc 39,732,311
39,874 * Health Catalyst, Inc 667,491
66,461 * HealthEquity, Inc 3,866,036
20,673 * HealthStream, Inc 497,392
113,190 * Henry Schein, Inc 8,922,768
7,123 * Heska Corp 651,683
98,260 *,e Hims & Hers Health, Inc 608,229
200,196 * Hologic, Inc 14,289,990
104,731 Humana, Inc 50,480,342
21,788 * ICU Medical, Inc 3,860,180
69,710 * IDEXX Laboratories, Inc 27,826,838
37,800 * Inari Medical, Inc 2,932,524
21,438 *,e Innovage Holding Corp 95,399
14,364 * Inogen, Inc 399,606
23,270 * Inspire Medical Systems, Inc 4,863,197
59,491 * Insulet Corp 14,741,870
30,115 * Integer Holding Corp 2,104,737
60,847 * Integra LifeSciences Holdings Corp 3,349,019
300,361 * Intuitive Surgical, Inc 69,134,091
201,880 *,e Invitae Corp 383,572
4,627 iRadimed Corp 195,491
25,639 * iRhythm Technologies, Inc 3,964,559
10,450 * Joint Corp 178,695
78,401 Laboratory Corp of America Holdings 20,555,958
62,350 * Lantheus Holdings, Inc 4,783,492
16,588 LeMaitre Vascular, Inc 835,206
23,267 * LHC Group, Inc 3,793,917
56,680 *,e LifeStance Health Group, Inc 337,813
50,174 * LivaNova plc 3,194,579
41,265 * Masimo Corp 5,966,094
121,298 McKesson Corp 41,432,971
63,632 * MEDNAX, Inc 1,441,901
1,112,573 Medtronic plc 102,935,254
41,458 * Meridian Bioscience, Inc 1,312,560
61,943 * Merit Medical Systems, Inc 3,560,484
3,666 Mesa Laboratories, Inc 781,774
9,626 * ModivCare, Inc 960,675
49,925 * Molina Healthcare, Inc 16,361,421

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
324,704 *,e Multiplan Corp $ 1,643,002
33,763 *,e Nano-X Imaging Ltd 406,507
9,997 National Healthcare Corp 710,087
13,643 National Research Corp 517,070
87,993 *,e Neogen Corp 2,035,278
26,411 * Nevro Corp 1,144,917
43,227 * NextGen Healthcare, Inc 740,046
83,194 * Novocure Ltd 5,656,360
69,768 *,e Nutex Health, Inc 184,188
40,332 * NuVasive, Inc 2,118,237
101,192 * Oak Street Health, Inc 2,929,508
37,732 *,e Omnicell, Inc 4,155,048
309,914 *,e Opko Health, Inc 731,397
12,737 * OptimizeRx Corp 286,200
122,648 * Option Care Health, Inc 4,120,973
55,936 * OraSure Technologies, Inc 171,164
14,962 * Orthofix Medical Inc 383,775
10,643 *,e OrthoPediatrics Corp 502,882
34,512 * Outset Medical, Inc 533,210
56,019 Owens & Minor, Inc 1,983,633
36,794 *,e Paragon 28, Inc 699,086
100,624 Patterson Cos, Inc 3,125,381
32,233 * Pennant Group, Inc 429,988
30,652 * Penumbra, Inc 4,272,276
18,578 * PetIQ, Inc 304,679
36,146 * Phreesia, Inc 849,070
97,656 Premier, Inc 3,755,850
32,316 * Privia Health Group, Inc 1,188,582
20,424 * PROCEPT BioRobotics Corp 782,239
59,713 * Progyny, Inc 1,823,038
111,084 * Project Roadrunner Parent, Inc 2,777,100
19,107 *,e Pulmonx Corp 325,583
101,408 Quest Diagnostics, Inc 13,849,291
43,308 * QuidelOrtho Corp 4,419,148
32,981 * RadNet, Inc 678,419
118,817 Resmed, Inc 28,577,865
25,084 * RxSight, Inc 375,257
34,225 * Schrodinger, Inc 1,071,242
24,695 * SeaSpine Holdings Corp 146,688
87,546 Select Medical Holdings Corp 2,593,113
189,874 *,e Sema4 Holdings Corp 307,596
313,654 *,e Senseonics Holdings, Inc 404,614
152,285 *,e Sharecare, Inc 217,768
28,929 * Shockwave Medical Inc 6,101,994
24,420 * SI-BONE, Inc 328,205
42,115 *,e Sight Sciences, Inc 390,827
48,485 *,e Signify Health, Inc 829,578
26,274 * Silk Road Medical Inc 1,195,730
17,839 Simulations Plus, Inc 1,144,372
49,661 * Staar Surgical Co 4,007,643
69,613 STERIS plc 15,708,173
296,340 Stryker Corp 63,639,015
26,047 * Surgery Partners, Inc 1,025,731
12,498 * SurModics, Inc 434,930
16,594 * Tactile Systems Technology, Inc 128,603
48,134 * Tandem Diabetes Care, Inc 3,186,952
128,799 * Teladoc, Inc 4,746,243
37,794 Teleflex, Inc 9,087,945
82,151 * Tenet Healthcare Corp 5,431,824
29,723 * Transmedics Group, Inc 1,200,215
22,626 * Treace Medical Concepts, Inc 382,832

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,338 * UFP Technologies, Inc $ 590,856
779,012 UnitedHealth Group, Inc 422,489,368
52,043 Universal Health Services, Inc (Class B) 5,853,276
10,603 US Physical Therapy, Inc 1,376,057
1,543 Utah Medical Products, Inc 140,938
28,457 * Varex Imaging Corp 634,307
116,714 * Veeva Systems, Inc 26,094,916
137,710 *,e VG Acquisition Corp 382,834
81,082 *,e Vicarious Surgical, Inc 316,220
100,633 * ViewRay, Inc 306,931
168,440 Zimmer Biomet Holdings, Inc 18,594,092
16,254 * Zimvie, Inc 315,653
18,838 e Zynex Inc 161,630
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,034,056,969
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
74,923 * Beauty Health Co 997,974
86,194 * BellRing Brands, Inc 2,080,723
8,650 * Central Garden & Pet Co 374,891
31,768 * Central Garden and Pet Co (Class A) 1,296,134
201,086 Church & Dwight Co, Inc 17,689,535
104,412 Clorox Co 14,809,798
683,798 Colgate-Palmolive Co 53,842,255
285,172 * Coty, Inc 2,087,459
43,109 Edgewell Personal Care Co 1,714,876
33,082 * elf Beauty, Inc 1,109,239
49,150 Energizer Holdings, Inc 1,451,400
194,283 Estee Lauder Cos (Class A) 53,058,687
82,434 * Herbalife Nutrition Ltd 2,012,214
63,134 * Honest Co, Inc 210,868
13,924 Inter Parfums, Inc 1,162,236
287,316 Kimberly-Clark Corp 37,865,376
8,832 Medifast, Inc 1,485,454
9,715 Nature's Sunshine Products, Inc 101,522
37,408 Nu Skin Enterprises, Inc (Class A) 1,627,622
99,559 *,e Olaplex Holdings, Inc 1,712,415
1,987,182 Procter & Gamble Co 276,039,452
43,781 Reynolds Consumer Products, Inc 1,272,276
33,625 Spectrum Brands Holdings, Inc 2,338,283
9,753 * USANA Health Sciences, Inc 679,004
48,983 *,e Veru, Inc 592,694
10,749 WD-40 Co 1,906,550
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 479,518,937
INSURANCE - 2 .2%
539,442 Aflac, Inc 30,910,027
10,699 * Alleghany Corp 8,960,198
229,252 Allstate Corp 26,815,606
31,404 * AMBAC Financial Group, Inc 369,625
64,805 American Equity Investment Life Holding Co 2,434,076
50,117 American Financial Group, Inc 6,699,641
657,084 American International Group, Inc 34,017,239
15,389 Amerisafe, Inc 701,123
174,795 Aon plc 50,872,337
293,088 * Arch Capital Group Ltd 13,013,107
23,843 Argo Group International Holdings Ltd 781,812
170,074 Arthur J. Gallagher & Co 30,441,545
44,830 Assurant, Inc 7,880,217
55,148 Assured Guaranty Ltd 3,220,092
59,084 Axis Capital Holdings Ltd 2,983,151
154,575 *,e Bright Health Group, Inc 259,686

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
63,823 * Brighthouse Financial, Inc $ 2,771,195
206,046 Brown & Brown, Inc 13,413,595
34,486 * BRP Group, Inc 950,779
351,963 Chubb Ltd 66,394,300
133,904 Cincinnati Financial Corp 13,034,215
25,334 CNA Financial Corp 1,074,668
99,432 Conseco, Inc 1,864,350
563 Crawford & Co 4,082
3,646 Donegal Group, Inc (Class A) 51,627
20,297 * eHealth, Inc 150,198
21,677 Employers Holdings, Inc 860,794
9,688 * Enstar Group Ltd 1,917,449
20,562 Erie Indemnity Co (Class A) 4,181,488
31,337 Everest Re Group Ltd 8,189,925
238,034 Fidelity National Financial Inc 9,511,839
82,599 First American Financial Corp 4,790,742
381,667 * Genworth Financial, Inc (Class A) 1,622,085
73,123 Globe Life, Inc 7,365,680
13,362 e Goosehead Insurance, Inc 751,078
25,827 * Greenlight Capital Re Ltd (Class A) 185,696
30,713 Hanover Insurance Group, Inc 4,191,403
279,964 Hartford Financial Services Group, Inc 18,049,279
4,272 e HCI Group, Inc 292,504
32,771 Horace Mann Educators Corp 1,122,407
763 Investors Title Co 113,687
37,916 James River Group Holdings Ltd 900,884
48,650 Kemper Corp 2,276,820
19,389 Kinsale Capital Group, Inc 4,715,599
46,002 *,e Lemonade, Inc 867,138
142,058 Lincoln National Corp 7,293,258
179,513 Loews Corp 10,456,632
11,470 * Markel Corp 14,878,196
413,287 Marsh & McLennan Cos, Inc 67,762,537
55,135 * MBIA, Inc 693,598
22,360 Mercury General Corp 937,555
584,499 Metlife, Inc 36,969,562
1,863 National Western Life Group, Inc 376,326
5,736 * NI Holdings, Inc 85,122
215,204 Old Republic International Corp 5,007,797
94,573 *,e Oscar Health, Inc 510,694
20,068 * Palomar Holdings, Inc 1,251,641
30,196 Primerica, Inc 3,885,923
208,860 Principal Financial Group 13,981,088
43,676 ProAssurance Corp 966,550
490,650 Progressive Corp 56,454,189
310,892 Prudential Financial, Inc 31,086,091
52,118 Reinsurance Group of America, Inc (Class A) 6,034,222
36,472 RenaissanceRe Holdings Ltd 4,716,194
32,620 RLI Corp 3,587,548
232,559 * Root, Inc 244,187
66,501 * Ryan Specialty Group Holdings, Inc 2,875,503
12,944 Safety Insurance Group, Inc 1,120,303
47,969 Selective Insurance Group, Inc 3,734,866
213,619 * Selectquote, Inc 393,059
89,608 * SiriusPoint Ltd 392,483
20,193 Stewart Information Services Corp 1,103,547
14,139 Tiptree Inc 157,084
201,638 Travelers Cos, Inc 31,999,951
29,700 * Trupanion, Inc 1,871,991
12,876 United Fire Group Inc 422,719
22,601 Universal Insurance Holdings, Inc 285,903

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
157,217 Unum Group $ 5,060,815
179,446 W.R. Berkley Corp 11,220,758
2,249 White Mountains Insurance Group Ltd 2,787,478
91,721 Willis Towers Watson plc 18,980,744
TOTAL INSURANCE 741,561,102
MATERIALS - 2 .8%
26,589 *,e 5E Advanced Materials, Inc 432,869
21,255 AdvanSix, Inc 835,109
185,072 Air Products & Chemicals, Inc 45,940,423
96,984 Albemarle Corp 23,694,161
148,084 Alcoa Corp 7,535,995
97,921 * Allegheny Technologies, Inc 2,437,254
10,130 Alpha Metallurgical Resources, Inc 1,385,379
1,303,438 Amcor plc 16,879,522
22,290 American Vanguard Corp 521,809
52,485 Aptargroup, Inc 5,655,784
84,956 * Arconic Corp 2,566,521
15,086 † Ardagh Group S.A. 254,953
130,309 e Ardagh Metal Packaging S.A. 880,889
43,921 Ashland Global Holdings, Inc 4,412,743
16,317 * Aspen Aerogels, Inc 213,426
66,170 Avery Dennison Corp 12,602,738
73,245 Avient Corp 3,160,522
178,749 * Axalta Coating Systems Ltd 4,508,050
33,280 Balchem Corp 4,518,093
252,083 Ball Corp 18,507,934
104,859 * Berry Global Group, Inc 6,045,121
59,791 Cabot Corp 4,440,080
36,723 Carpenter Technology Corp 1,180,277
88,342 Celanese Corp (Series A) 10,381,068
46,078 * Century Aluminum Co 363,555
178,398 CF Industries Holdings, Inc 17,035,225
7,750 Chase Corp 704,630
126,652 Chemours Co 4,507,545
12,952 * Clearwater Paper Corp 462,386
417,570 * Cleveland-Cliffs, Inc 7,395,165
191,386 * Coeur Mining, Inc 614,349
120,192 Commercial Metals Co 4,762,007
27,716 Compass Minerals International, Inc 1,031,867
92,492 * Constellium SE 1,353,158
609,696 Corteva, Inc 35,088,005
96,943 Crown Holdings, Inc 9,857,164
77,919 *,e Danimer Scientific, Inc 359,986
58,188 * Diversey Holdings Ltd 435,828
596,186 Dow, Inc 31,723,057
426,991 DuPont de Nemours, Inc 26,144,659
31,619 Eagle Materials, Inc 3,998,223
104,315 Eastman Chemical Co 10,006,938
209,036 Ecolab, Inc 34,526,476
187,571 Element Solutions, Inc 3,706,403
105,572 FMC Corp 11,729,049
1,211,236 Freeport-McMoRan, Inc (Class B) 38,214,496
24,364 FutureFuel Corp 175,177
37,653 * GCP Applied Technologies, Inc 1,186,070
663,377 *,e Ginkgo Bioworks Holdings, Inc 1,897,258
38,095 Glatfelter Corp 233,903
246,554 Graphic Packaging Holding Co 5,485,827
20,864 Greif, Inc (Class A) 1,473,416
5,806 Greif, Inc (Class B) 405,375
48,402 H.B. Fuller Co 3,107,408

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
14,948 Hawkins, Inc $ 594,183
7,327 Haynes International, Inc 283,262
400,042 Hecla Mining Co 1,812,190
163,765 Huntsman Corp 4,742,634
218,979 *,e Hycroft Mining Holding Corp 225,548
30,978 * Ingevity Corp 2,078,624
20,562 Innospec, Inc 2,097,324
213,219 International Flavors & Fragrances, Inc 26,449,817
309,423 International Paper Co 13,234,022
7,382 * Intrepid Potash, Inc 336,619
12,024 Kaiser Aluminum Corp 911,059
14,958 Koppers Holdings, Inc 352,111
30,158 Kronos Worldwide, Inc 529,876
418,888 Linde plc 126,504,176
144,842 *,e Livent Corp 3,605,117
70,826 Louisiana-Pacific Corp 4,506,658
25,581 * LSB Industries, Inc 353,274
208,014 LyondellBasell Industries NV 18,538,208
50,234 Martin Marietta Materials, Inc 17,686,387
18,259 Materion Corp 1,496,142
25,661 Minerals Technologies, Inc 1,714,411
310,759 Mosaic Co 16,364,569
72,880 *,e MP Materials Corp 2,446,582
26,770 Myers Industries, Inc 651,314
5,513 NewMarket Corp 1,713,440
671,570 Newmont Goldcorp Corp 30,408,690
181,575 * Novagold Resources Inc 886,086
214,065 Nucor Corp 29,070,027
127,895 * O-I Glass, Inc 1,881,335
115,657 Olin Corp 6,045,391
13,039 Olympic Steel, Inc 387,650
86,797 *,e Origin Materials, Inc 510,366
43,249 Orion Engineered Carbons SA 747,775
81,274 Packaging Corp of America 11,427,937
30,719 Pactiv Evergreen, Inc 313,948
97,982 *,e Perimeter Solutions S.A. 1,131,692
13,878 * Piedmont Lithium, Inc 627,424
192,239 PPG Industries, Inc 24,854,580
38,871 PQ Group Holdings, Inc 397,650
95,468 *,e PureCycle Technologies, Inc 723,647
10,380 Quaker Chemical Corp 1,683,740
19,231 Ramaco Resources, Inc 225,772
27,104 * Ranpak Holdings Corp 138,501
46,721 * Rayonier Advanced Materials, Inc 165,392
54,882 Reliance Steel & Aluminum Co 10,441,301
8,278 * Resolute Forest Products 167,878
57,077 Royal Gold, Inc 5,979,957
109,080 RPM International, Inc 9,860,832
19,733 Ryerson Holding Corp 540,684
19,787 Schnitzer Steel Industries, Inc (Class A) 703,626
45,399 Schweitzer-Mauduit International, Inc 991,968
31,523 Scotts Miracle-Gro Co (Class A) 2,803,971
119,781 Sealed Air Corp 7,321,015
34,596 Sensient Technologies Corp 2,974,564
200,713 Sherwin-Williams Co 48,560,503
68,053 Silgan Holdings, Inc 3,028,359
90,286 Sonoco Products Co 5,732,258
68,798 Southern Copper Corp 3,426,140
170,870 SSR Mining, Inc 2,812,520
145,943 Steel Dynamics, Inc 11,366,041
17,131 Stepan Co 1,922,270

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
90,890 * Summit Materials, Inc $ 2,500,384
64,626 SunCoke Energy, Inc 478,232
28,471 Sylvamo Corp 1,117,202
34,451 * TimkenSteel Corp 699,011
20,458 Tredegar Corp 214,400
33,781 Trimas Corp 999,918
29,350 Trinseo plc 1,049,850
86,613 Tronox Holdings plc 1,352,029
834 United States Lime & Minerals, Inc 85,794
215,308 United States Steel Corp 5,092,034
6,816 Valhi, Inc 348,298
156,869 Valvoline, Inc 5,054,319
110,960 Vulcan Materials Co 18,345,017
56,275 Warrior Met Coal, Inc 1,796,861
25,371 Westlake Chemical Corp 2,469,613
204,567 WestRock Co 8,665,458
25,911 * Worthington Industries, Inc 1,326,902
TOTAL MATERIALS 968,059,684
MEDIA & ENTERTAINMENT - 6 .6%
645,232 Activision Blizzard, Inc 51,586,298
83,734 * Advantage Solutions, Inc 371,779
5,015,909 * Alphabet, Inc (Class A) 583,450,535
4,580,868 * Alphabet, Inc (Class C) 534,312,444
162,466 * Altice USA, Inc 1,707,518
451,534 *,e AMC Entertainment Holdings, Inc 6,574,335
24,488 * AMC Networks, Inc 747,374
25,952 * Arena Group Holdings, Inc 270,160
13,100 * Boston Omaha Corp 319,640
68,892 *,e Bumble, Inc 2,612,385
4,801 Cable One, Inc 6,609,441
24,134 * Cardlytics, Inc 333,049
75,371 * Cargurus, Inc 1,830,762
52,392 * Cars.com, Inc 616,130
96,524 * Charter Communications, Inc 41,708,020
85,356 * Cinemark Holdings, Inc 1,564,575
516,306 * Clear Channel 800,274
3,727,703 Comcast Corp (Class A) 139,863,417
36,992 * Cumulus Media Inc 293,716
470 * Daily Journal Corp 127,041
191,138 * DISH Network Corp (Class A) 3,320,067
237,338 Electronic Arts, Inc 31,145,866
159,055 * Entercom Communications Corp 101,318
41,363 Entravision Communications Corp (Class A) 221,706
56,607 * Eventbrite Inc 529,842
14,689 * EverQuote Inc 153,500
41,829 EW Scripps Co (Class A) 596,482
252,942 Fox Corp (Class A) 8,374,910
120,187 Fox Corp (Class B) 3,713,778
224,696 *,e fuboTV, Inc 563,987
103,352 * Gannett Co, Inc 311,090
72,446 Gray Television, Inc 1,345,322
59,501 * IAC 4,075,818
84,522 * iHeartMedia, Inc 632,225
38,923 * Imax Corp 654,296
25,945 * Integral Ad Science Holding Corp 245,699
322,522 Interpublic Group of Cos, Inc 9,633,732
32,721 John Wiley & Sons, Inc (Class A) 1,708,691
6,341 *,e Liberty Braves Group (Class A) 183,001
32,042 * Liberty Braves Group (Class C) 886,602
19,423 Liberty Broadband Corp (Class A) 2,096,324

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
103,945 * Liberty Broadband Corp (Class C) $ 11,322,729
18,720 * Liberty Media Group (Class A) 1,160,453
161,786 * Liberty Media Group (Class C) 10,964,237
60,840 Liberty SiriusXM Group (Class A) 2,424,474
123,155 * Liberty SiriusXM Group (Class C) 4,904,032
46,102 * Lions Gate Entertainment Corp (Class A) 403,854
73,725 * Lions Gate Entertainment Corp (Class B) 612,655
124,175 * Live Nation, Inc 11,671,208
14,125 * Madison Square Garden Co 2,172,142
20,032 * Madison Square Garden Entertainment Corp 1,166,463
96,667 * Magnite, Inc 738,536
25,461 *,e Marcus Corp 418,324
242,691 * Match Group, Inc 17,791,677
15,622 * MediaAlpha, Inc 192,463
1,912,687 * Meta Platforms, Inc 304,308,502
366,428 * Netflix, Inc 82,409,657
160,818 New York Times Co (Class A) 5,138,135
303,887 News Corp (Class A) 5,208,623
98,394 News Corp (Class B) 1,700,248
30,528 Nexstar Media Group Inc 5,750,559
163,848 Omnicom Group, Inc 11,443,144
6,103 e Paramount Global (Class A) 165,025
501,136 Paramount Global (Class B) 11,851,866
474,528 * Pinterest, Inc 9,243,805
63,301 * Playstudios, Inc 254,470
77,751 * Playtika Holding Corp 954,005
33,339 *,e PubMatic, Inc 553,094
42,462 * QuinStreet, Inc 456,466
378,203 * ROBLOX Corp 16,236,255
96,357 * Roku, Inc 6,313,311
23,182 Scholastic Corp 1,091,177
38,405 Sinclair Broadcast Group, Inc (Class A) 838,765
651,935 e Sirius XM Holdings, Inc 4,354,926
453,727 *,e Skillz, Inc 716,889
122,402 * Spotify Technology S.A. 13,833,874
47,656 * Stagwell, Inc 315,006
131,347 * Take-Two Interactive Software, Inc 17,433,687
19,799 * TechTarget, Inc 1,290,697
173,823 TEGNA, Inc 3,639,854
20,321 * Thryv Holdings, Inc 494,613
75,518 * TripAdvisor, Inc 1,435,597
88,583 * TrueCar, Inc 227,658
639,190 * Twitter, Inc 26,596,696
109,885 * Vimeo, Inc 610,961
1,527,531 * Walt Disney Co 162,071,039
1,967,697 * Warner Bros Discovery, Inc 29,515,455
40,981 * WideOpenWest, Inc 753,231
35,350 e World Wrestling Entertainment, Inc (Class A) 2,450,109
58,093 * Yelp, Inc 1,781,131
37,703 * Ziff Davis Inc 3,087,499
63,777 * ZipRecruiter, Inc 1,118,011
221,191 * ZoomInfo Technologies, Inc 8,380,927
TOTAL MEDIA & ENTERTAINMENT 2,256,161,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
86,165 * 10X Genomics, Inc 3,459,525
16,553 * 2seventy bio, Inc 238,198
66,812 *,e 4D Molecular Therapeutics, Inc 628,033
1,472,443 AbbVie, Inc 211,310,295
165,439 *,e AbCellera Biologics, Inc 1,661,008
61,628 * Absci Corp 202,756

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
91,291 * Acadia Pharmaceuticals, Inc $ 1,341,065
45,788 *,e Aclaris Therapeutics, Inc 705,593
110,987 *,e Adagio Therapeutics, Inc 390,674
122,580 * Adaptive Biotechnologies Corp 1,122,833
15,761 * Adicet Bio, Inc 266,203
148,995 * ADMA Biologics, Inc 318,849
33,134 * Aerie Pharmaceuticals, Inc 232,269
24,470 *,e Aerovate Therapeutics, Inc 544,457
87,570 * Affimed NV 247,823
147,964 * Agenus, Inc 381,747
253,761 Agilent Technologies, Inc 34,029,350
43,567 * Agios Pharmaceuticals, Inc 939,740
19,401 * Akero Therapeutics, Inc 198,666
7,525 *,e Akoya Biosciences, Inc 105,952
13,691 * Albireo Pharma, Inc 284,636
43,454 * Alector, Inc 444,100
134,539 * Alkermes plc 3,444,198
51,492 *,e Allogene Therapeutics, Inc 668,366
96,478 *,e Allovir, Inc 442,834
99,026 * Alnylam Pharmaceuticals, Inc 14,065,653
57,930 *,e ALX Oncology Holdings, Inc 560,762
444,874 Amgen, Inc 110,092,969
279,869 * Amicus Therapeutics, Inc 2,787,495
90,760 * Amneal Pharmaceuticals, Inc 321,290
29,714 * Amphastar Pharmaceuticals, Inc 1,111,006
9,186 * Amylyx Pharmaceuticals, Inc 247,930
15,851 * AnaptysBio, Inc 331,920
46,837 *,e Anavex Life Sciences Corp 480,548
17,279 * ANI Pharmaceuticals, Inc 591,806
11,269 * Anika Therapeutics, Inc 263,244
72,811 * Apellis Pharmaceuticals, Inc 4,097,803
65,091 *,e Arbutus Biopharma Corp 150,360
34,556 *,e Arcturus Therapeutics Holdings, Inc 606,458
34,341 * Arcus Biosciences, Inc 913,127
31,261 * Arcutis Biotherapeutics, Inc 758,392
78,352 * Arrowhead Pharmaceuticals Inc 3,332,311
35,794 * Arvinas, Inc 1,901,019
62,354 * Atara Biotherapeutics, Inc 188,933
48,745 * Atea Pharmaceuticals, Inc 399,709
25,454 *,e Athira Pharma, Inc 88,580
22,728 *,e Aura Biosciences, Inc 324,101
107,175 *,e Aurinia Pharmaceuticals, Inc 876,691
521,895 * Avantor, Inc 15,145,393
46,688 *,e Avid Bioservices, Inc 917,419
22,820 * Avidity Biosciences, Inc 371,738
21,552 *,e Axsome Therapeutics, Inc 831,692
50,764 *,e Beam Therapeutics, Inc 3,197,117
89,988 * Berkeley Lights, Inc 404,046
136,958 * BioCryst Pharmaceuticals, Inc 1,509,277
121,991 * Biogen, Inc 26,235,384
49,276 * Biohaven Pharmaceutical Holding Co Ltd 7,195,282
159,531 * BioMarin Pharmaceutical, Inc 13,727,643
259,489 *,e Bionano Genomics, Inc 482,650
16,807 * Bio-Rad Laboratories, Inc (Class A) 9,466,711
33,597 Bio-Techne Corp 12,944,252
37,775 *,e Bioxcel Therapeutics Inc 583,246
121,003 * Bluebird Bio, Inc 490,062
44,489 * Blueprint Medicines Corp 2,271,608
116,026 *,e Bridgebio Pharma, Inc 1,004,785
1,772,168 Bristol-Myers Squibb Co 130,750,555
58,078 Brooks Automation, Inc 3,964,404

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
87,617 Bruker BioSciences Corp $ 6,006,145
25,944 * C4 Therapeutics, Inc 250,100
32,865 * Cara Therapeutics, Inc 287,240
37,486 * CareDx, Inc 891,792
38,668 * Caribou Biosciences, Inc 313,984
32,926 *,e Cassava Sciences, Inc 537,682
146,261 * Catalent, Inc 16,542,119
76,486 * Catalyst Pharmaceuticals, Inc 783,217
34,148 * Celldex Therapeutics, Inc 1,049,027
79,366 * Celularity, Inc 238,892
33,150 * Century Therapeutics, Inc 350,395
44,803 *,e Cerevel Therapeutics Holdings, Inc 1,177,871
39,460 * Charles River Laboratories International, Inc 9,886,308
44,912 * ChemoCentryx, Inc 1,060,821
55,373 * Chimerix, Inc 121,267
26,874 * Chinook Therapeutics, Inc 497,438
16,873 * CinCor Pharma, Inc 381,667
45,404 * Codexis, Inc 311,471
28,132 * Cogent Biosciences, Inc 311,984
45,593 * Coherus Biosciences, Inc 386,173
28,144 * Collegium Pharmaceutical, Inc 483,795
75,382 * Corcept Therapeutics, Inc 2,160,448
35,186 * Crinetics Pharmaceuticals, Inc 675,923
74,159 *,e CTI BioPharma Corp 485,000
19,518 *,e Cullinan Oncology, Inc 263,688
96,552 * Cytek Biosciences, Inc 1,235,866
71,559 * Cytokinetics, Inc 3,029,092
539,397 Danaher Corp 157,218,044
7,921 *,e Day One Biopharmaceuticals, Inc 135,687
29,585 * Deciphera Pharmaceuticals, Inc 375,434
100,833 * Denali Therapeutics, Inc 3,430,339
20,792 * Design Therapeutics, Inc 407,939
10,980 * DICE Therapeutics, Inc 189,295
107,115 *,e Dynavax Technologies Corp 1,540,314
74,820 *,e Dyne Therapeutics, Inc 784,862
11,214 * Eagle Pharmaceuticals, Inc 445,196
24,594 *,e Edgewise Therapeutics, Inc 237,824
78,583 *,e Editas Medicine, Inc 1,250,256
19,133 * Eiger BioPharmaceuticals, Inc 166,266
346,616 * Elanco Animal Health, Inc 7,022,440
702,291 Eli Lilly & Co 231,538,320
37,040 * Emergent Biosolutions, Inc 1,283,066
17,038 * Enanta Pharmaceuticals, Inc 939,646
93,458 *,e Enochian Biosciences Inc 214,953
108,958 * EQRx, Inc 593,821
61,360 *,e Erasca, Inc 462,654
64,431 *,e Esperion Thereapeutics, Inc 371,767
22,516 * Evolus, Inc 277,622
136,970 * Exact Sciences Corp 6,177,347
269,882 * Exelixis, Inc 5,645,931
15,681 *,e EyePoint Pharmaceuticals, Inc 143,168
61,787 *,e Fate Therapeutics, Inc 1,886,357
65,218 * FibroGen, Inc 820,442
14,735 * Foghorn Therapeutics, Inc 215,573
60,294 * Forma Therapeutics Holdings, Inc 499,234
41,192 * Fulcrum Therapeutics, Inc 242,209
78,489 * Generation Bio Co 500,760
274,233 *,e Geron Corp 521,043
1,043,871 Gilead Sciences, Inc 62,371,292
47,677 * Global Blood Therapeutics, Inc 1,559,991
43,062 *,e Gossamer Bio, Inc 483,586

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
129,329 * Halozyme Therapeutics, Inc $ 6,324,188
23,390 * Harmony Biosciences Holdings, Inc 1,186,575
69,386 *,e Heron Therapeutics, Inc 192,893
192,195 * Horizon Therapeutics Plc 15,946,419
10,184 *,e Icosavax, Inc 71,288
22,147 * Ideaya Biosciences, Inc 330,433
22,092 *,e IGM Biosciences, Inc 355,902
131,603 * Illumina, Inc 28,515,738
26,816 *,e Imago Biosciences, Inc 431,738
90,801 *,e ImmunityBio, Inc 353,216
145,304 * Immunogen, Inc 688,741
30,492 *,e Immunovant, Inc 125,627
153,387 * Incyte Corp 11,915,102
51,686 *,e Inhibrx, Inc 896,235
51,012 * Innoviva, Inc 731,512
22,673 *,e Inotiv, Inc 423,532
330,548 *,e Inovio Pharmaceuticals, Inc 654,485
88,860 * Insmed, Inc 1,965,583
48,473 *,e Instil Bio, Inc 273,388
63,411 * Intellia Therapeutics, Inc 4,106,496
21,877 *,e Intercept Pharmaceuticals, Inc 279,151
73,351 * Intra-Cellular Therapies, Inc 3,969,756
132,022 * Ionis Pharmaceuticals, Inc 4,958,746
111,258 * Iovance Biotherapeutics, Inc 1,296,156
158,154 * IQVIA Holdings, Inc 37,999,662
119,898 * Ironwood Pharmaceuticals, Inc 1,372,832
15,278 * iTeos Therapeutics, Inc 373,700
94,544 * IVERIC bio, Inc 1,010,675
25,000 *,e Janux Therapeutics, Inc 310,500
49,076 * Jazz Pharmaceuticals plc 7,658,801
2,190,180 Johnson & Johnson 382,230,214
27,101 * Jounce Therapeutics, Inc 83,200
17,147 * KalVista Pharmaceuticals Inc 211,765
21,110 * Karuna Therapeutics, Inc 2,749,577
57,823 * Karyopharm Therapeutics, Inc 245,748
11,863 * Keros Therapeutics, Inc 380,565
36,515 * Kezar Life Sciences, Inc 356,752
21,846 * Kiniksa Pharmaceuticals Ltd 216,494
41,137 *,e Kinnate Biopharma, Inc 440,166
27,348 * Kodiak Sciences, Inc 272,113
113,786 * Kronos Bio, Inc 477,901
13,379 *,e Krystal Biotech Inc 971,048
47,680 * Kura Oncology, Inc 729,981
25,415 * Kymera Therapeutics, Inc 559,892
56,936 * Lexicon Pharmaceuticals, Inc 135,508
11,370 * Ligand Pharmaceuticals, Inc (Class B) 1,046,381
63,830 *,e Liquidia Corp 313,086
126,735 *,e Lyell Immunopharma, Inc 705,914
82,299 * MacroGenics, Inc 257,596
8,601 * Madrigal Pharmaceuticals, Inc 540,315
186,883 *,e MannKind Corp 644,746
87,401 * Maravai LifeSciences Holdings, Inc 2,280,292
71,270 *,e MaxCyte, Inc 388,421
22,342 * Medpace Holdings, Inc 3,787,639
22,599 * MeiraGTx Holdings plc 187,120
2,107,467 Merck & Co, Inc 188,281,102
124,404 * Mersana Therapeutics, Inc 630,728
18,450 * Mettler-Toledo International, Inc 24,902,518
83,879 *,e MiMedx Group, Inc 286,866
32,538 * Mirati Therapeutics, Inc 2,095,447
5,376 *,e Mirum Pharmaceuticals, Inc 134,938

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
286,770 * Moderna, Inc $ 47,056,089
32,298 *,e Monte Rosa Therapeutics, Inc 292,943
15,639 * Morphic Holding, Inc 413,964
65,991 * Myriad Genetics, Inc 1,740,843
34,387 * NanoString Technologies, Inc 440,154
64,906 * Natera, Inc 3,050,582
100,000 *,e Nautilus Biotechnology, Inc 291,000
135,344 * Nektar Therapeutics 535,962
199,429 * NeoGenomics, Inc 2,018,221
76,313 * Neurocrine Biosciences, Inc 7,183,343
22,655 * NGM Biopharmaceuticals Inc 328,044
35,412 * Nkarta, Inc 478,416
62,783 *,e Novavax, Inc 3,422,301
23,712 *,e Nurix Therapeutics, Inc 378,444
165,406 *,e Nuvation Bio, Inc 456,521
266,779 *,e Ocugen, Inc 688,290
56,023 * Ocular Therapeutix, Inc 250,983
67,101 * Organogenesis Holdings Inc 385,160
202,440 Organon & Co 6,421,397
321,694 *,e Outlook Therapeutics, Inc 363,514
215,209 *,e Pacific Biosciences of California, Inc 940,463
33,811 * Pacira BioSciences Inc 1,912,350
61,856 *,e Pardes Biosciences, Inc 174,434
103,917 * PerkinElmer, Inc 15,916,967
103,541 Perrigo Co plc 4,335,262
4,711,076 Pfizer, Inc 237,956,449
54,910 *,e Phathom Pharmaceuticals, Inc 505,721
15,634 Phibro Animal Health Corp 305,957
19,770 *,e PMV Pharmaceuticals, Inc 295,561
59,198 *,e Point Biopharma Global, Inc 434,513
76,092 * Praxis Precision Medicines, Inc 268,605
303,574 *,e Precigen, Inc 476,611
40,272 * Prestige Consumer Healthcare, Inc. 2,428,804
72,597 *,† Progenics Pharmaceuticals, Inc 0
25,152 * Prometheus Biosciences, Inc 1,073,236
39,449 * Protagonist Therapeutics, Inc 392,518
26,368 * Prothena Corp plc 818,990
42,697 *,e Provention Bio, Inc 163,103
52,242 * PTC Therapeutics, Inc 2,275,139
182,147 * QIAGEN NV 9,041,777
23,244 * Quanterix Corp 371,672
107,914 * Quantum-Si, Inc 350,720
40,547 * Radius Health, Inc 408,714
30,556 *,e RAPT Therapeutics, Inc 562,842
20,751 *,e Reata Pharmaceuticals, Inc 636,641
121,319 *,e Recursion Pharmaceuticals, Inc 1,026,359
87,114 * Regeneron Pharmaceuticals, Inc 50,673,343
28,339 * REGENXBIO, Inc 888,994
53,837 * Relay Therapeutics, Inc 1,023,980
22,557 * Relmada Therapeutics, Inc 577,459
45,630 * Repligen Corp 9,735,617
37,281 * Replimune Group, Inc 718,778
53,146 * Revance Therapeutics, Inc 824,826
44,805 * REVOLUTION Medicines, Inc 1,012,145
130,007 * Rigel Pharmaceuticals, Inc 154,708
55,762 * Rocket Pharmaceuticals, Inc 808,549
317,312 Royalty Pharma plc 13,799,899
40,249 * Sage Therapeutics, Inc 1,384,968
105,792 *,e Sana Biotechnology, Inc 706,691
90,778 * Sangamo Therapeutics Inc 389,438
71,409 * Sarepta Therapeutics, Inc 6,637,467

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
92,308 *,e Science 37 Holdings, Inc $ 183,693
114,700 * Seagen, Inc 20,643,706
72,449 *,e Seer, Inc 652,041
52,476 * Seres Therapeutics, Inc 215,676
48,122 e SIGA Technologies, Inc 827,217
120,397 *,e Singular Genomics Systems, Inc 458,713
119,517 * SomaLogic, Inc 603,561
427,603 *,e Sorrento Therapeutics, Inc 1,111,768
75,271 * Sotera Health Co 1,445,203
22,026 * SpringWorks Therapeutics, Inc 658,137
14,271 * Stoke Therapeutics, Inc 211,068
35,959 * Supernus Pharmaceuticals, Inc 1,141,698
109,276 * Sutro Biopharma, Inc 639,265
33,941 * Syndax Pharmaceuticals, Inc 691,378
79,102 * Syneos Health, Inc 6,260,132
8,236 *,e Tarsus Pharmaceuticals, Inc 123,705
10,273 *,e Tenaya Therapeutics, Inc 49,002
96,764 * TG Therapeutics, Inc 579,616
39,475 * Theravance Biopharma, Inc 346,985
325,964 Thermo Fisher Scientific, Inc 195,060,117
45,002 * Travere Therapeutics, Inc 1,059,347
27,273 * Tricida, Inc 249,821
34,787 * Turning Point Therapeutics Inc 2,608,329
42,685 * Twist Bioscience Corp 1,867,042
53,807 * Ultragenyx Pharmaceutical, Inc 2,866,837
36,590 * United Therapeutics Corp 8,454,851
43,796 * Vanda Pharmaceuticals, Inc 472,121
182,003 *,e Vaxart Inc 669,771
44,760 * Vaxcyte, Inc 1,033,061
154,475 *,e VBI Vaccines, Inc 131,412
22,011 *,e Ventyx Biosciences, Inc 332,586
20,906 *,e Vera Therapeutics, Inc 360,629
51,135 * Veracyte, Inc 1,346,896
35,482 * Vericel Corp 1,154,584
214,563 * Vertex Pharmaceuticals, Inc 60,165,611
30,790 *,e Verve Therapeutics, Inc 758,050
1,068,797 Viatris, Inc 10,356,643
57,898 * Vir Biotechnology, Inc 1,610,143
144,499 * VistaGen Therapeutics, Inc 20,678
51,146 * Waters Corp 18,618,678
59,859 West Pharmaceutical Services, Inc 20,565,158
43,711 * Xencor, Inc 1,254,069
164,836 *,e Xeris Biopharma Holdings, Inc 234,067
26,589 *,e Y-mAbs Therapeutics, Inc 414,523
30,704 * Zentalis Pharmaceuticals, Inc 896,557
393,624 Zoetis, Inc 71,856,061
43,843 *,† Zogenix, Inc 29,813
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,820,426,187
REAL ESTATE - 3 .6%
70,210 Acadia Realty Trust 1,202,697
72,510 Agree Realty Corp 5,771,071
59,342 Alexander & Baldwin, Inc 1,181,499
2,420 Alexander's, Inc 589,294
131,279 Alexandria Real Estate Equities, Inc 21,763,433
43,740 American Assets Trust, Inc 1,322,260
119,405 American Campus Communities, Inc 7,799,535
115,651 American Finance Trust, Inc 900,921
244,508 American Homes 4 Rent 9,261,963
386,203 American Tower Corp 104,595,358
237,549 Americold Realty Trust 7,779,730

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
143,763 Apartment Income REIT Corp $ 6,518,214
113,991 * Apartment Investment and Management Co 948,405
165,195 Apple Hospitality REIT, Inc 2,755,453
52,819 Armada Hoffler Properties, Inc 748,973
73,661 * Ashford Hospitality Trust, Inc 642,324
112,539 AvalonBay Communities, Inc 24,076,594
22,821 Bluerock Residential Growth REIT, Inc 599,508
126,257 Boston Properties, Inc 11,509,588
33,815 BraeMar Hotels & Resorts, Inc 175,500
127,223 Brandywine Realty Trust 1,189,535
250,617 Brixmor Property Group, Inc 5,809,302
135,609 Broadstone Net Lease, Inc 3,074,256
16,295 Brt Realty Trust 374,622
83,612 Camden Property Trust 11,797,653
81,949 CareTrust REIT, Inc 1,692,247
37,030 CatchMark Timber Trust, Inc 416,217
21,304 CBL & Associates Properties, Inc 655,950
284,736 CBRE Group, Inc 24,379,096
22,358 Centerspace 1,920,329
44,654 * Chatham Lodging Trust 542,993
47,291 City Office REIT, Inc 666,803
8,392 Clipper Realty, Inc 75,612
21,853 Community Healthcare Trust, Inc 851,174
208,319 *,e Compass, Inc 795,779
121,800 Corporate Office Properties Trust 3,428,670
118,941 Cousins Properties, Inc 3,669,330
361,981 Crown Castle International Corp 65,395,487
22,347 CTO Realty Growth, Inc 473,756
180,318 CubeSmart 8,271,187
136,442 * Cushman & Wakefield plc 2,292,226
162,943 * DiamondRock Hospitality Co 1,512,111
237,169 Digital Realty Trust, Inc 31,413,034
475,271 * DigitalBridge Group, Inc 2,604,485
177,635 Diversified Healthcare Trust 307,309
53,964 Douglas Elliman, Inc 323,784
127,377 Douglas Emmett, Inc 3,011,192
307,815 Duke Realty Corp 19,256,906
96,067 Easterly Government Properties, Inc 1,947,278
32,530 EastGroup Properties, Inc 5,547,666
110,377 Empire State Realty Trust, Inc 941,516
61,096 EPR Properties 3,287,576
75,258 Equinix, Inc 52,962,065
89,350 Equity Commonwealth 2,506,267
143,366 Equity Lifestyle Properties, Inc 10,540,268
301,740 Equity Residential 23,653,399
115,336 Essential Properties Realty Trust, Inc 2,781,904
54,640 Essex Property Trust, Inc 15,655,999
54,311 e eXp World Holdings Inc 807,061
106,334 Extra Space Storage, Inc 20,152,420
21,817 Farmland Partners, Inc 323,764
63,585 Federal Realty Investment Trust 6,715,212
106,640 First Industrial Realty Trust, Inc 5,539,948
23,804 * Forestar Group, Inc 329,447
66,816 Four Corners Property Trust, Inc 1,953,032
85,813 Franklin Street Properties Corp 325,231
6,315 * FRP Holdings, Inc 372,585
210,728 Gaming and Leisure Properties, Inc 10,955,749
41,861 Getty Realty Corp 1,228,202
38,328 Gladstone Commercial Corp 802,972
23,351 Gladstone Land Corp 633,046
56,370 Global Medical REIT, Inc 686,587

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
31,784 Global Net Lease, Inc $ 479,621
330,513 Healthcare Realty Trust, Inc 8,675,966
435,131 Healthpeak Properties Inc 12,022,670
41,958 * Hersha Hospitality Trust 422,937
107,642 Highwoods Properties, Inc 3,828,826
570,601 Host Hotels and Resorts, Inc 10,162,404
33,686 * Howard Hughes Corp 2,388,001
177,409 Hudson Pacific Properties 2,668,231
166,086 Independence Realty Trust, Inc 3,687,109
3,478 Indus Realty Trust, Inc 212,436
53,373 Industrial Logistics Properties Trust 535,331
22,080 Innovative Industrial Properties, Inc 2,128,733
53,732 InvenTrust Properties Corp 1,540,496
491,312 Invitation Homes, Inc 19,175,907
232,435 Iron Mountain, Inc 11,270,773
58,158 iStar Inc 971,820
93,983 JBG SMITH Properties 2,390,927
40,129 * Jones Lang LaSalle, Inc 7,651,396
101,518 Kennedy-Wilson Holdings, Inc 2,097,362
88,635 Kilroy Realty Corp 4,802,244
483,468 Kimco Realty Corp 10,689,477
172,019 Kite Realty Group Trust 3,421,458
79,369 Lamar Advertising Co 8,021,031
208,014 Lexington Realty Trust 2,281,914
67,843 Life Storage, Inc 8,540,755
33,190 LTC Properties, Inc 1,390,661
216,644 Macerich Co 2,298,593
78,051 * Mack-Cali Realty Corp 1,088,811
21,606 Marcus & Millichap, Inc 884,117
518,068 Medical Properties Trust, Inc 8,931,492
92,524 Mid-America Apartment Communities, Inc 17,184,483
37,480 National Health Investors, Inc 2,430,203
165,980 National Retail Properties, Inc 7,902,308
65,528 National Storage Affiliates Trust 3,593,556
29,806 NETSTREIT Corp 611,023
142,665 Newmark Group, Inc 1,626,381
18,594 NexPoint Residential Trust, Inc 1,237,245
44,187 Office Properties Income Trust 918,206
222,404 Omega Healthcare Investors, Inc 6,894,524
17,852 One Liberty Properties, Inc 495,393
410,827 *,e Opendoor Technologies, Inc 2,017,161
39,959 Orion Office REIT, Inc 437,151
137,052 Outfront Media, Inc 2,529,980
265,481 Paramount Group, Inc 2,084,026
185,936 Park Hotels & Resorts, Inc 2,898,742
104,427 Pebblebrook Hotel Trust 2,042,592
89,700 Phillips Edison & Co, Inc 3,053,388
234,666 Physicians Realty Trust 4,170,015
103,397 Piedmont Office Realty Trust, Inc 1,422,743
23,260 Plymouth Industrial REIT, Inc 447,988
15,840 Postal Realty Trust, Inc 267,379
58,263 PotlatchDeltic Corp 2,856,635
616,193 Prologis, Inc 81,682,544
130,550 Public Storage, Inc 42,612,825
128,106 Rayonier, Inc 4,836,001
11,250 Re/Max Holdings, Inc 285,075
99,115 * Realogy Holdings Corp 984,212
491,786 Realty Income Corp 36,387,246
115,127 *,e Redfin Corp 1,001,605
138,099 Regency Centers Corp 8,897,719
97,039 Retail Opportunities Investment Corp 1,694,301

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
133,534 Rexford Industrial Realty, Inc $ 8,734,459
124,379 RLJ Lodging Trust 1,553,494
12,116 RMR Group, Inc 350,274
78,490 RPT Realty 853,186
53,620 * Ryman Hospitality Properties 4,747,515
217,481 Sabra Healthcare REIT, Inc 3,347,033
14,934 Safehold, Inc 636,786
10,022 Saul Centers, Inc 523,950
90,398 SBA Communications Corp 30,354,744
27,860 * Seritage Growth Properties 334,877
155,385 Service Properties Trust 1,016,218
272,665 Simon Property Group, Inc 29,622,326
156,772 SITE Centers Corp 2,290,439
51,778 SL Green Realty Corp 2,570,778
101,055 Spirit Realty Capital, Inc 4,480,779
29,663 St. Joe Co 1,246,439
137,773 STAG Industrial, Inc 4,516,199
204,963 STORE Capital Corp 5,948,026
96,563 * Summit Hotel Properties, Inc 758,020
96,640 Sun Communities, Inc 15,845,094
164,654 * Sunstone Hotel Investors, Inc 1,865,530
108,433 Tanger Factory Outlet Centers, Inc 1,764,205
24,087 * Tejon Ranch Co 397,917
58,918 Terreno Realty Corp 3,691,213
255,856 UDR, Inc 12,383,430
38,434 UMH Properties, Inc 819,029
188,207 Uniti Group, Inc 1,876,424
10,411 Universal Health Realty Income Trust 561,153
86,312 Urban Edge Properties 1,418,106
26,203 Urstadt Biddle Properties, Inc (Class A) 482,135
321,598 Ventas, Inc 17,295,540
821,609 VICI Properties, Inc 28,090,812
167,834 Vornado Realty Trust 5,100,475
69,477 Washington REIT 1,540,305
377,152 Welltower, Inc 32,563,304
104,275 *,e WeWork, Inc 497,392
612,058 Weyerhaeuser Co 22,229,947
32,454 * Whitestone REIT 364,458
163,253 WP Carey, Inc 14,578,493
95,278 * Xenia Hotels & Resorts, Inc 1,564,465
45,669 * Zillow Group, Inc (Class A) 1,598,415
131,934 *,e Zillow Group, Inc (Class C) 4,601,858
TOTAL REAL ESTATE 1,242,171,950
RETAILING - 5 .7%
20,109 * 1-800-FLOWERS.COM, Inc (Class A) 200,487
25,901 Aaron's Co, Inc 337,231
48,946 * Abercrombie & Fitch Co (Class A) 871,728
59,768 Academy Sports & Outdoors, Inc 2,571,817
50,551 Advance Auto Parts, Inc 9,787,685
7,412,298 * Amazon.com, Inc 1,000,289,615
156,421 American Eagle Outfitters, Inc 1,883,309
4,579 * America's Car-Mart, Inc 474,247
91,405 Arko Corp 834,528
17,853 * Asbury Automotive Group, Inc 3,064,289
32,010 * Autonation, Inc 3,800,867
16,441 * AutoZone, Inc 35,140,829
202,703 *,e BARK, Inc 289,865
190,066 Bath & Body Works, Inc 6,754,946
77,556 *,e Bed Bath & Beyond, Inc 390,107
175,667 Best Buy Co, Inc 13,524,602

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
16,018 e Big 5 Sporting Goods Corp $ 205,991
26,843 e Big Lots, Inc 541,960
22,700 * Boot Barn Holdings, Inc 1,414,210
22,567 Buckle, Inc 681,523
16,988 Build-A-Bear Workshop, Inc 271,298
51,643 * Burlington Stores, Inc 7,288,377
28,050 Caleres, Inc 696,201
32,088 Camping World Holdings, Inc 867,659
129,233 * CarMax, Inc 12,863,853
35,828 * CarParts.com, Inc 285,907
88,669 *,e Carvana Co 2,584,701
26,548 Cato Corp (Class A) 327,868
105,197 * Chico's FAS, Inc 528,089
10,763 * Children's Place, Inc 466,468
26,944 * Citi Trends, Inc 662,284
13,492 *,e Conn's, Inc 127,095
24,197 * Container Store Group, Inc 180,510
454,948 *,e ContextLogic, Inc 682,422
45,743 Designer Brands, Inc 660,071
77,320 * Destination XL Group, Inc 320,105
48,883 e Dick's Sporting Goods, Inc 4,574,960
3,448 e Dillard's, Inc (Class A) 783,903
189,605 Dollar General Corp 47,103,570
180,209 * Dollar Tree, Inc 29,799,360
214,229 * DoorDash, Inc 14,942,473
9,258 * Duluth Holdings, Inc 89,247
472,525 eBay, Inc 22,978,891
98,725 * Etsy, Inc 10,239,757
54,594 *,e EVgo, Inc 489,708
131,005 *,e Express Parent LLC 221,398
42,825 * Five Below, Inc 5,441,773
79,123 * Floor & Decor Holdings, Inc 6,374,940
100,043 Foot Locker, Inc 2,838,220
21,367 Franchise Group, Inc 703,615
16,819 * Funko, Inc 440,826
216,843 *,e GameStop Corp (Class A) 7,374,830
171,695 Gap, Inc 1,651,706
11,254 * Genesco, Inc 630,787
115,693 Genuine Parts Co 17,685,989
13,357 Group 1 Automotive, Inc 2,363,120
18,048 *,e Groupon, Inc 191,309
117,712 *,e GrowGeneration Corp 570,903
40,172 Guess?, Inc 759,653
12,488 e Haverty Furniture Cos, Inc 341,297
12,350 Hibbett Sports, Inc 579,462
860,842 Home Depot, Inc 259,061,791
26,535 JOANN, Inc 239,876
103,053 Kohl's Corp 3,002,964
11,048 * Lands' End, Inc 140,862
123,760 * Leslie's, Inc 1,876,202
21,175 * Liquidity Services, Inc 426,253
26,379 Lithia Motors, Inc (Class A) 6,997,821
203,310 LKQ Corp 11,149,520
550,482 Lowe's Companies, Inc 105,433,817
23,238 * Lumber Liquidators, Inc 233,310
243,089 Macy's, Inc 4,290,521
15,369 * MarineMax, Inc 627,670
25,760 Monro Muffler, Inc 1,291,864
18,977 Murphy USA, Inc 5,396,300
62,250 * National Vision Holdings, Inc 1,813,965
88,988 e Nordstrom, Inc 2,092,108

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
36,954 * ODP Corp $ 1,341,430
50,189 * Ollie's Bargain Outlet Holdings, Inc 2,958,642
7,760 OneWater Marine, Inc 281,222
54,089 * O'Reilly Automotive, Inc 38,056,479
33,221 *,e Overstock.com, Inc 963,409
24,321 Penske Auto Group, Inc 2,784,511
65,216 *,e Petco Health & Wellness Co, Inc 907,807
15,878 e PetMed Express, Inc 346,458
34,024 Pool Corp 12,170,385
174,075 *,e Porch Group, Inc 335,965
36,726 * Poshmark, Inc 396,274
61,858 * Quotient Technology, Inc 171,347
282,750 Qurate Retail Group, Inc QVC Group 771,907
170,379 *,e RealReal, Inc 396,983
89,286 *,e Rent the Runway, Inc 396,430
64,638 Rent-A-Center, Inc 1,520,932
27,156 *,e Revolve Group, Inc 769,058
13,605 * RH 3,801,645
277,595 Ross Stores, Inc 22,557,370
85,693 * Sally Beauty Holdings, Inc 1,095,157
11,037 Shoe Carnival, Inc 240,717
17,717 Shutterstock, Inc 1,001,010
40,854 e Signet Jewelers Ltd 2,490,460
18,059 * Sleep Number Corp 813,739
18,582 Sonic Automotive, Inc (Class A) 777,657
32,181 * Sportsman's Warehouse Holdings, Inc 317,305
111,643 *,e Stitch Fix Inc 666,509
389,477 Target Corp 63,632,752
86,207 *,e ThredUp, Inc 193,966
17,146 Tilly's, Inc 129,795
975,722 TJX Companies, Inc 59,675,158
22,051 *,e Torrid Holdings, Inc 89,527
94,700 Tractor Supply Co 18,133,156
9,582 * TravelCenters of America, Inc 399,761
43,833 * Ulta Beauty, Inc 17,047,092
55,782 * Urban Outfitters, Inc 1,142,415
72,946 * Victoria's Secret & Co 2,696,084
66,872 * Warby Parker, Inc 828,544
59,379 *,e Wayfair, Inc 3,201,122
57,618 e Williams-Sonoma, Inc 8,321,192
3,307 Winmark Corp 734,650
21,243 *,e Xometry, Inc 807,234
17,633 * Zumiez, Inc 458,458
TOTAL RETAILING 1,970,940,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .9%
38,257 * ACM Research, Inc 645,778
1,346,436 * Advanced Micro Devices, Inc 127,197,809
50,942 * Allegro MicroSystems, Inc 1,264,890
16,124 * Alpha & Omega Semiconductor Ltd 677,369
27,295 * Ambarella, Inc 2,362,382
79,493 Amkor Technology, Inc 1,603,374
431,255 Analog Devices, Inc 74,158,610
737,328 Applied Materials, Inc 78,142,021
16,289 *,e Atomera, Inc 190,256
24,848 * Axcelis Technologies, Inc 1,747,560
30,647 * AXT, Inc 268,774
332,763 Broadcom, Inc 178,187,931
17,599 * Ceva, Inc 655,211
49,443 * Cirrus Logic, Inc 4,225,399
36,109 * Cohu, Inc 1,031,995

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
37,942 * Diodes, Inc $ 3,087,341
110,412 * Enphase Energy, Inc 31,376,882
121,937 Entegris, Inc 13,400,876
85,785 * First Solar, Inc 8,507,298
65,638 * Formfactor, Inc 2,334,087
52,173 *,e GLOBALFOUNDRIES, Inc 2,685,866
21,380 * Ichor Holdings Ltd 668,339
13,316 * Impinj, Inc 1,132,126
79,821 *,e indie Semiconductor, Inc 574,711
3,406,028 Intel Corp 123,672,877
124,503 KLA Corp 47,751,881
47,137 Kulicke & Soffa Industries, Inc 2,268,232
114,980 Lam Research Corp 57,548,640
110,898 * Lattice Semiconductor Corp 6,820,227
43,924 * MACOM Technology Solutions Holdings, Inc 2,544,957
713,525 Marvell Technology, Inc 39,729,072
54,765 * MaxLinear, Inc 2,213,054
457,435 Microchip Technology, Inc 31,498,974
940,809 Micron Technology, Inc 58,198,445
48,720 MKS Instruments, Inc 5,758,704
37,528 Monolithic Power Systems, Inc 17,440,012
41,129 * Nanometrics, Inc 3,423,989
44,347 * NeoPhotonics Corp Ltd 709,109
2,009,614 NVIDIA Corp 365,006,191
372,067 * ON Semiconductor Corp 24,846,634
37,563 * PDF Solutions, Inc 1,013,450
51,560 * Photronics, Inc 1,227,644
48,003 Power Integrations, Inc 4,080,735
87,656 * Qorvo, Inc 9,122,360
933,356 QUALCOMM, Inc 135,392,621
98,341 * Rambus, Inc 2,486,061
52,459 * Semtech Corp 3,269,769
29,158 * Silicon Laboratories, Inc 4,300,222
12,310 * SiTime Corp 2,289,414
3,881 *,e SkyWater Technology, Inc 52,161
131,373 Skyworks Solutions, Inc 14,303,892
36,959 * SMART Global Holdings, Inc 725,136
60,658 *,e SunPower Corp 1,235,603
31,257 * Synaptics, Inc 4,530,702
140,773 Teradyne, Inc 14,202,588
769,043 Texas Instruments, Inc 137,574,102
32,932 * Ultra Clean Holdings 1,106,515
33,606 Universal Display Corp 3,880,149
38,313 * Veeco Instruments, Inc 835,223
104,630 * Wolfspeed, Inc 8,715,679
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,675,901,909
SOFTWARE & SERVICES - 13 .6%
80,969 * 8x8, Inc 395,938
62,292 A10 Networks, Inc 928,774
528,328 Accenture plc 161,805,733
100,734 * ACI Worldwide, Inc 2,873,941
393,023 * Adobe, Inc 161,186,593
152,428 *,e Affirm Holdings, Inc 4,091,168
16,639 * Agilysys, Inc 803,664
133,350 * Akamai Technologies, Inc 12,830,937
41,290 * Alarm.com Holdings, Inc 2,922,093
21,105 *,e Alkami Technology, Inc 293,782
42,883 * Altair Engineering, Inc 2,526,238
44,748 * Alteryx, Inc 2,167,146
104,434 Amdocs Ltd 9,092,024

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
27,834 * American Software, Inc (Class A) $ 497,672
44,631 *,e Amplitude, Inc 659,646
76,218 * Ansys, Inc 21,264,060
14,183 * Appfolio, Inc 1,443,971
30,205 *,e Appian Corp 1,465,849
181,106 *,e AppLovin Corp 6,436,507
56,062 *,e Asana, Inc 1,083,118
24,950 * Aspen Technology, Inc 5,092,046
115,052 * Atlassian Corp plc 24,082,685
183,371 * Autodesk, Inc 39,666,815
348,625 Automatic Data Processing, Inc 84,060,460
66,624 * Avalara, Inc 5,824,270
456,927 *,e Avaya Holdings Corp 410,595
102,950 *,e AvePoint, Inc 517,838
117,308 * AvidXchange Holdings, Inc 846,964
25,395 * Benefitfocus, Inc 215,096
135,884 Bentley Systems, Inc 5,381,006
36,148 * BigCommerce Holdings, Inc 565,716
78,479 * Bill.Com Holdings, Inc 10,600,943
139,730 * Black Knight, Inc 9,177,466
36,670 * Blackbaud, Inc 2,248,604
46,049 * Blackline, Inc 2,911,218
148,286 * Blend Labs, Inc 391,475
432,128 * Block, Inc 32,867,656
110,923 * Box, Inc 3,154,650
38,126 Bread Financial Holdings, Inc 1,510,171
27,196 * Brightcove, Inc 161,816
100,910 Broadridge Financial Solutions, Inc 16,201,100
69,174 * BTRS Holdings, Inc 446,172
53,262 *,e C3.ai, Inc 980,553
229,147 * Cadence Design Systems, Inc 42,639,674
44,004 * Cantaloupe, Inc 267,104
11,050 Cass Information Systems, Inc 402,883
135,134 * CCC Intelligent Solutions Holdings, Inc 1,349,989
56,180 *,e Cerberus Cyber Sentinel Corp 180,338
28,638 * Cerence Inc 806,732
110,416 * Ceridian HCM Holding, Inc 6,047,484
21,983 * ChannelAdvisor Corp 324,029
111,066 Citrix Systems, Inc 11,263,203
88,161 *,e Cleanspark, Inc 351,762
49,711 *,e Clear Secure, Inc 1,258,683
228,256 * Cloudflare, Inc 11,485,842
439,897 Cognizant Technology Solutions Corp (Class A) 29,895,400
38,311 * Commvault Systems, Inc 2,148,864
35,931 Concentrix Corp 4,806,131
136,953 * Conduent, Inc 638,201
100,027 * Confluent, Inc 2,545,687
11,171 * Consensus Cloud Solutions, Inc 603,569
174,909 *,e Core Scientific, Inc 439,022
23,931 * Couchbase, Inc 364,469
56,974 * Coupa Software, Inc 3,727,239
177,483 * Crowdstrike Holdings, Inc 32,585,879
9,750 *,e CS Disco, Inc 239,265
27,043 CSG Systems International, Inc 1,764,556
66,722 *,e Cvent Holding Corp 416,345
34,300 *,e Cyxtera Technologies, Inc 418,117
217,644 * Datadog, Inc 22,201,864
10,173 *,e Digimarc Corp 155,749
70,760 * Digital Turbine, Inc 1,420,153
60,945 * DigitalOcean Holdings, Inc 2,497,526
159,038 * DocuSign, Inc 10,175,251

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
52,134 Dolby Laboratories, Inc (Class A) $ 4,035,172
20,918 * Domo, Inc 585,913
47,093 * DoubleVerify Holdings, Inc 1,079,842
239,768 * Dropbox, Inc 5,452,324
56,515 * Duck Creek Technologies, Inc 779,907
205,085 * DXC Technology Co 6,480,686
165,154 * Dynatrace, Inc 6,214,745
152,822 *,e E2open Parent Holdings, Inc 1,031,549
20,502 e Ebix, Inc 485,077
17,054 * eGain Corp 151,098
60,393 * Elastic NV 4,824,797
16,370 * Enfusion, Inc 188,255
29,716 * EngageSmart, Inc 560,741
43,493 * Envestnet, Inc 2,534,337
47,329 * EPAM Systems, Inc 16,529,653
39,210 * Euronet Worldwide, Inc 3,853,167
28,541 * Everbridge, Inc 717,521
11,625 * EverCommerce, Inc 133,455
47,756 EVERTEC, Inc 1,862,006
49,200 * Evo Payments, Inc 1,345,128
27,354 * ExlService Holdings, Inc 4,605,593
22,792 * Fair Isaac Corp 10,530,588
82,247 * Fastly, Inc 935,148
516,743 Fidelity National Information Services, Inc 52,790,465
184,473 * FireEye, Inc 4,202,295
495,732 * Fiserv, Inc 52,388,958
55,884 * Five9, Inc 6,042,178
62,647 * FleetCor Technologies, Inc 13,787,978
46,691 * Flywire Corp 1,095,371
22,426 * ForgeRock, Inc 454,575
552,789 * Fortinet, Inc 32,973,864
65,070 * Gartner, Inc 17,274,784
168,649 Genpact Ltd 8,108,644
237,399 Global Payments, Inc 29,038,646
33,890 * Globant S.A. 6,752,244
143,640 * GoDaddy, Inc 10,655,215
90,772 * Greenidge Generation Holdings, Inc 270,501
33,757 * Grid Dynamics Holdings, Inc 636,995
67,262 * Guidewire Software, Inc 5,227,603
19,483 Hackett Group, Inc 408,559
37,161 * HubSpot, Inc 11,445,588
15,281 * I3 Verticals, Inc 414,574
24,792 *,e Informatica, Inc 567,737
8,671 *,e Instructure Holdings, Inc 211,919
7,613 * Intapp, Inc 115,489
25,045 InterDigital, Inc 1,537,513
748,350 International Business Machines Corp 97,876,697
24,509 * International Money Express Inc 589,196
231,934 Intuit, Inc 105,801,333
61,221 Jack Henry & Associates, Inc 12,719,887
53,595 * Jamf Holding Corp 1,309,862
129,871 *,e Kaleyra, Inc 294,807
58,166 * KnowBe4, Inc 831,192
174,055 * Kyndryl Holdings, Inc 1,822,356
223,881 *,e Latch, Inc 268,657
94,577 * Limelight Networks, Inc 239,280
48,836 * Liveperson, Inc 666,123
50,165 * LiveRamp Holdings, Inc 1,334,891
58,755 * Manhattan Associates, Inc 8,265,066
43,169 *,e Marathon Digital Holdings, Inc 560,765
347,596 * Marqeta, Inc 3,333,446

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
717,539 Mastercard, Inc (Class A) $ 253,858,123
175,101 *,e Matterport, Inc 744,179
47,340 MAXIMUS, Inc 3,164,679
8,990 * MeridianLink, Inc 153,280
6,238,927 Microsoft Corp 1,751,516,366
7,356 *,e MicroStrategy, Inc (Class A) 2,104,257
32,077 * Mitek Systems, Inc 348,998
26,865 * Model N, Inc 674,849
89,240 * MoneyGram International, Inc 906,678
53,658 * MongoDB, Inc 16,766,515
54,411 * N-Able, Inc 534,316
45,184 *,e nCino OpCo, Inc 1,458,991
99,167 * NCR Corp 3,217,969
40,047 * New Relic, Inc 2,429,651
476,817 NortonLifelock, Inc 11,696,321
163,731 * Nutanix, Inc 2,477,250
99,397 * Okta, Inc 9,785,635
71,961 * Olo, Inc 770,702
20,114 * ON24, Inc 193,296
26,135 * OneSpan, Inc 289,314
1,260,127 Oracle Corp 98,088,286
60,897 * Pagerduty, Inc 1,579,059
1,481,592 * Palantir Technologies, Inc 15,334,477
80,819 * Palo Alto Networks, Inc 40,336,763
61,800 * Paya Holdings, Inc 431,982
271,905 Paychex, Inc 34,879,973
42,877 * Paycom Software, Inc 14,170,420
40,991 *,e Paycor HCM, Inc 1,094,050
33,397 * Paylocity Holding Corp 6,877,444
172,922 * Payoneer Global, Inc 923,403
967,619 * PayPal Holdings, Inc 83,728,072
318,648 *,e Paysafe Ltd 640,482
31,477 Pegasystems, Inc 1,263,802
27,439 * Perficient, Inc 2,895,363
46,213 * Ping Identity Holding Corp 792,553
56,416 * Procore Technologies, Inc 2,916,707
36,290 Progress Software Corp 1,704,178
31,004 * PROS Holdings, Inc 755,567
87,157 * PTC, Inc 10,753,431
41,416 * Q2 Holdings, Inc 1,818,162
34,997 * Qualys, Inc 4,280,833
40,695 *,e Rackspace Technology, Inc 274,284
47,972 * Rapid7, Inc 3,068,769
67,270 * Remitly Global, Inc 641,083
66,056 * Repay Holdings Corp 885,150
39,817 * Rimini Street, Inc 279,515
63,654 * RingCentral, Inc 3,150,236
5,870 *,e Riot Blockchain, Inc 42,968
88,056 Roper Technologies, Inc 38,451,414
247,088 * Sabre Corp 1,519,591
82,580 * SailPoint Technologies Holding, Inc 5,266,127
807,038 * Salesforce, Inc 148,511,133
23,490 Sapiens International Corp NV 618,022
6,388 * SecureWorks Corp 63,433
138,158 * SentinelOne, Inc 3,433,226
168,728 * ServiceNow, Inc 75,364,048
46,318 * Shift4 Payments, Inc 1,687,365
6,847 * ShotSpotter, Inc 229,991
94,520 * Smartsheet, Inc 2,841,271
164,545 * Snowflake, Inc 24,666,941
27,775 SolarWinds Corp 297,470

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
130,668 * Splunk, Inc $ 13,577,712
34,888 * Sprout Social, Inc 1,817,665
29,309 * SPS Commerce, Inc 3,510,046
25,029 *,e Squarespace, Inc 532,367
197,871 SS&C Technologies Holdings, Inc 11,708,027
221,351 * StoneCo Ltd 2,120,543
61,561 * Sumo Logic, Inc 416,768
97,569 * SVMK, Inc 843,972
115,204 Switch, Inc 3,895,047
127,270 * Synopsys, Inc 46,771,725
29,649 * Telos Corp 235,413
87,738 * Tenable Holdings, Inc 3,391,074
87,924 * Teradata Corp 3,366,610
161,291 *,e Terawulf, Inc 232,259
182,156 *,e Toast, Inc 2,910,853
374,853 * Trade Desk, Inc 16,868,385
14,025 TTEC Holdings, Inc 1,026,209
7,649 *,e Tucows, Inc 353,919
68,810 * Turing Holding Corp 1,077,565
137,943 * Twilio, Inc 11,697,566
35,978 * Tyler Technologies, Inc 14,355,222
300,462 * UiPath, Inc 5,507,468
47,903 * Unisys Corp 657,229
167,721 *,e Unity Software, Inc 6,271,088
21,072 * Upland Software, Inc 238,535
59,761 *,e UserTesting, Inc 378,287
82,404 * Varonis Systems, Inc 2,095,534
57,225 * Verint Systems, Inc 2,613,466
80,357 * VeriSign, Inc 15,200,330
16,429 *,e Veritone, Inc 115,496
110,081 * Verra Mobility Corp 1,815,236
8,329 * Viant Technology, Inc 41,395
1,372,014 Visa, Inc (Class A) 291,017,890
171,876 VMware, Inc (Class A) 19,971,991
310,877 Western Union Co 5,291,127
36,638 * WEX, Inc 6,089,602
41,065 * Wix.com Ltd 2,436,386
166,619 * Workday, Inc 25,842,607
38,026 * Workiva, Inc 2,490,703
78,779 Xperi Holding Corp 1,320,336
84,797 * Yext, Inc 371,411
101,466 * Zendesk, Inc 7,652,566
217,009 * Zoom Video Communications, Inc 22,538,555
66,995 * Zscaler, Inc 10,388,245
85,083 * Zuora Inc 724,056
TOTAL SOFTWARE & SERVICES 4,674,164,033
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .8%
93,330 * 3D Systems Corp 1,067,695
14,000 * 908 Devices, Inc 315,000
35,686 ADTRAN Holdings, Inc 859,676
29,347 Advanced Energy Industries, Inc 2,626,263
81,605 * Aeva Technologies, Inc 288,066
32,905 *,e Akoustis Technologies, Inc 140,833
494,257 Amphenol Corp (Class A) 38,122,042
12,750,203 Apple, Inc 2,072,035,490
215,773 * Arista Networks, Inc 25,165,605
61,760 * Arlo Technologies, Inc 434,173
55,492 * Arrow Electronics, Inc 7,112,410
7,328 * Aviat Networks, Inc 215,297
27,434 * Avid Technology, Inc 769,798

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
73,643 Avnet, Inc $ 3,525,290
22,437 Badger Meter, Inc 2,158,215
33,419 Belden CDT, Inc 2,162,878
28,683 Benchmark Electronics, Inc 733,711
42,216 * Calix, Inc 2,408,001
7,538 * Cambium Networks Corp 142,091
33,928 *,e Casa Systems, Inc 149,962
115,459 CDW Corp 20,959,272
122,588 * Ciena Corp 6,325,541
3,462,855 Cisco Systems, Inc 157,109,731
7,678 * Clearfield, Inc 756,667
135,802 Cognex Corp 6,923,186
151,613 * CommScope Holding Co, Inc 1,369,065
18,962 Comtech Telecommunications Corp 220,338
634,129 Corning, Inc 23,310,582
19,947 *,e Corsair Gaming, Inc 281,253
24,590 CTS Corp 1,000,321
235,677 Dell Technologies, Inc 10,619,606
24,428 * Digi International, Inc 695,954
12,695 * DZS, Inc 237,904
42,963 *,e Eastman Kodak Co 236,726
20,216 * ePlus, Inc 1,123,403
88,758 *,e Evolv Technologies Holdings, Inc 238,759
92,854 * Extreme Networks, Inc 1,214,530
51,719 * F5 Networks, Inc 8,655,692
29,342 * Fabrinet 2,818,593
14,511 * FARO Technologies, Inc 471,898
21,995 *,e Focus Universal, Inc 306,390
67,921 * Harmonic, Inc 741,697
1,024,677 Hewlett Packard Enterprise Co 14,591,401
891,419 HP, Inc 29,764,480
15,569 * Identiv, Inc 210,804
101,582 * II-VI, Inc 5,347,276
134,931 * Infinera Corp 883,798
63,430 *,e Inseego Corp 141,449
25,303 * Insight Enterprises, Inc 2,363,553
95,106 *,e IonQ, Inc 513,572
28,045 * IPG Photonics Corp 2,989,036
34,094 * Itron, Inc 1,991,090
113,681 Jabil Inc 6,745,831
257,168 Juniper Networks, Inc 7,208,419
156,269 * Keysight Technologies, Inc 25,409,339
14,794 * Kimball Electronics, Inc 325,468
63,212 * Knowles Corp 1,248,437
89,502 *,e Lightwave Logic, Inc 954,986
19,527 Littelfuse, Inc 5,445,495
57,817 * Lumentum Holdings, Inc 5,230,126
29,619 Methode Electronics, Inc 1,221,488
132,689 *,e Microvision, Inc 683,348
109,376 *,e Mirion Technologies, Inc 743,757
139,045 Motorola Solutions, Inc 33,174,747
18,860 * Napco Security Technologies, Inc 483,948
102,594 National Instruments Corp 3,898,572
180,438 NetApp, Inc 12,870,643
24,521 * Netgear, Inc 632,151
54,736 * Netscout Systems, Inc 1,947,507
32,078 * nLight, Inc 393,276
29,734 * Novanta, Inc 4,584,983
12,970 * OSI Systems, Inc 1,253,810
89,933 *,e Ouster, Inc 158,282
17,935 *,e PAR Technology Corp 746,455

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
9,082 PC Connection, Inc $ 430,759
32,451 * Plantronics, Inc 1,291,225
22,542 * Plexus Corp 2,117,821
227,749 * Pure Storage, Inc 6,456,684
1 * Quantum Corp 2
58,048 * Ribbon Communications, Inc 196,783
16,117 * Rogers Corp 4,339,502
48,189 * Sanmina Corp 2,219,103
19,807 * Scansource, Inc 632,834
95,165 *,e SmartRent, Inc 538,634
35,032 * Super Micro Computer, Inc 1,892,078
34,869 SYNNEX Corp 3,501,545
39,790 * Teledyne Technologies, Inc 15,573,806
216,855 * Trimble Inc 15,056,243
76,878 * TTM Technologies, Inc 1,040,159
11,009 * Turtle Beach Corp 143,117
5,566 e Ubiquiti, Inc 1,678,873
295,480 *,e Velodyne Lidar, Inc 310,254
53,957 * Viasat, Inc 1,776,804
194,238 * Viavi Solutions, Inc 2,874,722
113,192 Vishay Intertechnology, Inc 2,338,547
9,429 * Vishay Precision Group, Inc 293,996
130,144 Vontier Corp 3,357,715
273,969 * Western Digital Corp 13,451,878
102,726 Xerox Holdings Corp 1,759,696
45,738 * Zebra Technologies Corp (Class A) 16,360,025
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,679,839,936
TELECOMMUNICATION SERVICES - 1 .1%
8,408 * Anterix, Inc 374,072
5,959,791 AT&T, Inc 111,924,875
5,840 ATN International, Inc 268,874
33,182 * Bandwidth Inc 551,817
85,783 *,e Charge Enterprises, Inc 260,780
33,327 Cogent Communications Group, Inc 2,126,596
70,859 * Consolidated Communications Holdings, Inc 467,669
37,068 * EchoStar Corp (Class A) 732,464
197,197 * Frontier Communications Parent, Inc 5,109,374
458,237 *,e Globalstar, Inc 641,532
44,664 * Gogo, Inc 775,367
15,140 * IDT Corp (Class B) 394,094
101,605 * Iridium Communications, Inc 4,542,760
27,165 * Liberty Latin America Ltd (Class A) 200,206
118,887 * Liberty Latin America Ltd (Class C) 872,631
891,245 Lumen Technologies, Inc 9,705,658
22,870 * Ooma, Inc 272,839
59,880 * Radius Global Infrastructure, Inc 914,966
38,595 Shenandoah Telecom Co 860,668
91,530 Telephone & Data Systems, Inc 1,447,089
498,761 * T-Mobile US, Inc 71,352,749
20,445 * US Cellular Corp 598,834
3,500,304 Verizon Communications, Inc 161,679,042
TOTAL TELECOMMUNICATION SERVICES 376,074,956
TRANSPORTATION - 1 .8%
44,939 * Air Transport Services Group, Inc 1,408,388
95,747 * Alaska Air Group, Inc 4,244,465
11,636 * Allegiant Travel Co 1,341,747
7,250 Amerco, Inc 3,893,830
501,523 *,e American Airlines Group, Inc 6,875,880
19,944 ArcBest Corp 1,767,038

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
22,110 * Atlas Air Worldwide Holdings, Inc $ 1,673,948
23,909 * Avis Budget Group, Inc 4,352,155
57,804 *,e Blade Air Mobility, Inc 321,101
112,992 CH Robinson Worldwide, Inc 12,508,214
24,804 * Copa Holdings S.A. (Class A) 1,667,325
48,562 Costamare, Inc 569,632
15,394 Covenant Transportation Group, Inc 515,237
1,805,736 CSX Corp 58,379,445
35,358 * Daseke, Inc 296,300
516,186 * Delta Air Lines, Inc 16,414,715
5,842 e Eagle Bulk Shipping, Inc 309,217
139,498 Expeditors International of Washington, Inc 14,821,663
199,610 FedEx Corp 46,527,095
24,006 Forward Air Corp 2,518,950
26,908 *,e Frontier Group Holdings, Inc 389,628
23,696 Genco Shipping & Trading Ltd 456,859
97,745 e Golden Ocean Group Ltd 1,067,375
84,873 * GXO Logistics, Inc 4,073,904
45,051 * Hawaiian Holdings, Inc 673,963
38,745 Heartland Express, Inc 615,271
194,659 *,e Hertz Global Holdings, Inc 4,169,596
25,530 * Hub Group, Inc (Class A) 1,950,492
67,844 JB Hunt Transport Services, Inc 12,433,770
296,245 * JetBlue Airways Corp 2,494,383
200,623 *,e Joby Aviation, Inc 1,111,451
45,468 * Kirby Corp 2,884,490
124,863 Knight-Swift Transportation Holdings, Inc 6,861,222
30,762 Landstar System, Inc 4,816,714
297,928 * Lyft, Inc (Class A) 4,129,282
48,163 Marten Transport Ltd 1,038,394
33,308 Matson, Inc 3,053,344
199,561 Norfolk Southern Corp 50,123,736
87,539 Old Dominion Freight Line 26,568,962
5,260 * PAM Transportation Services, Inc 188,203
26,622 * Radiant Logistics, Inc 193,010
40,037 Ryder System, Inc 3,135,698
35,633 Safe Bulkers, Inc 137,543
23,079 * Saia, Inc 5,489,340
57,475 Schneider National, Inc 1,455,842
38,889 * Skywest, Inc 939,169
516,538 * Southwest Airlines Co 19,690,429
129,614 * Spirit Airlines, Inc 3,210,539
24,319 * Sun Country Airlines Holdings, Inc 490,514
66,480 *,e TuSimple Holdings, Inc 662,141
1,568,236 * Uber Technologies, Inc 36,775,134
522,840 Union Pacific Corp 118,841,532
262,874 * United Airlines Holdings Inc 9,660,620
612,873 United Parcel Service, Inc (Class B) 119,442,819
7,345 Universal Logistics Holdings Inc 220,717
48,383 Werner Enterprises, Inc 2,126,917
129,339 * Wheels Up Experience, Inc 289,719
82,661 * XPO Logistics, Inc 4,938,168
TOTAL TRANSPORTATION 637,207,235
UTILITIES - 2 .9%
559,524 AES Corp 12,432,623
50,603 Allete, Inc 3,140,928
218,025 Alliant Energy Corp 13,284,263
37,175 *,e Altus Power, Inc 291,452
210,627 Ameren Corp 19,613,586
429,871 American Electric Power Co, Inc 42,368,086

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
40,319 American States Water Co $ 3,514,607
153,139 American Water Works Co, Inc 23,803,926
4,314 Artesian Resources Corp 222,430
121,433 Atmos Energy Corp 14,740,752
50,070 e Avangrid, Inc 2,439,911
55,638 Avista Corp 2,351,262
51,514 Black Hills Corp 3,976,881
68,002 Brookfield Infrastructure Corp 3,115,172
104,865 Brookfield Renewable Corp 4,102,319
42,672 California Water Service Group 2,563,734
539,408 Centerpoint Energy, Inc 17,093,840
15,372 Chesapeake Utilities Corp 2,107,962
26,585 Clearway Energy, Inc (Class A) 917,980
61,668 Clearway Energy, Inc (Class C) 2,315,017
233,390 CMS Energy Corp 16,040,895
287,588 Consolidated Edison, Inc 28,548,861
279,082 Constellation Energy Corp 18,447,320
670,797 Dominion Energy, Inc 54,991,938
162,923 DTE Energy Co 21,228,867
643,195 Duke Energy Corp 70,706,426
302,895 Edison International 20,527,194
165,775 Entergy Corp 19,085,676
182,135 Essential Utilities Inc 9,460,092
194,163 Evergy, Inc 13,253,566
277,611 Eversource Energy 24,490,842
810,944 Exelon Corp 37,700,787
437,574 FirstEnergy Corp 17,984,291
6,030 * Global Water Resources, Inc 79,777
100,064 Hawaiian Electric Industries, Inc 4,232,707
36,237 Idacorp, Inc 4,048,398
31,879 MGE Energy, Inc 2,594,313
13,552 Middlesex Water Co 1,288,931
51,542 *,e Montauk Renewables, Inc 616,958
78,083 National Fuel Gas Co 5,648,524
80,647 New Jersey Resources Corp 3,725,085
1,646,229 NextEra Energy, Inc 139,089,888
327,100 NiSource, Inc 9,943,840
24,580 Northwest Natural Holding Co 1,319,209
43,932 NorthWestern Corp 2,436,029
212,903 NRG Energy, Inc 8,037,088
174,454 OGE Energy Corp 7,166,570
42,824 ONE Gas, Inc 3,637,471
34,650 e Ormat Technologies, Inc 2,998,611
35,270 Otter Tail Corp 2,478,423
1,249,543 *,b PG&E Corp 13,570,037
102,787 Pinnacle West Capital Corp 7,551,761
57,691 PNM Resources, Inc 2,784,745
89,765 Portland General Electric Co 4,608,535
597,906 PPL Corp 17,387,106
423,507 Public Service Enterprise Group, Inc 27,811,705
16,583 * Pure Cycle Corp 175,116
262,129 Sempra Energy 43,460,988
23,659 SJW Corp 1,553,450
97,178 South Jersey Industries, Inc 3,331,262
888,477 Southern Co 68,314,997
50,760 Southwest Gas Holdings Inc 4,414,090
40,846 Spire, Inc 3,073,253
78,069 * Sunnova Energy International, Inc 2,031,355
173,172 UGI Corp 7,474,104
17,944 Unitil Corp 982,793
7,602 Via Renewables, Inc 61,728

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
343,357 Vistra Energy Corp $ 8,875,778
259,218 WEC Energy Group, Inc 26,909,421
455,675 Xcel Energy, Inc 33,346,296
11,965 York Water Co 514,375
TOTAL UTILITIES 1,004,438,203
TOTAL COMMON STOCKS 34,225,918,599
(Cost $18,299,551,020)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
27,694 † Chinook Therapeutics, Inc 0
4,598 † Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 276
TOTAL RIGHTS/WARRANTS 276
(Cost $276)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 10,500,000 Federal Home Loan Bank (FHLB) 0 .000% 08/05/22 10,497,462
9,065,000 FHLB 0 .000 08/09/22 9,060,617
12,500,000 FHLB 0 .000 08/15/22 12,489,426
30,000,000 FHLB 0 .000 08/19/22 29,967,376
25,000,000 FHLB 0 .000 09/09/22 24,938,490
5,000,000 FHLB 0 .000 09/23/22 4,983,289
5,000,000 FHLB 0 .000 12/21/22 4,947,351
4,531,000 Tennessee Valley Authority (TVA) 0 .000 08/03/22 4,530,446
TOTAL GOVERNMENT AGENCY DEBT 101,414,457
REPURCHASE AGREEMENT - 0 .2%
57,360,000 r Fixed Income Clearing Corp (FICC) 2 .240 08/01/22 57,360,000
TOTAL REPURCHASE AGREEMENT 57,360,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .7%
255,310,187 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 255,310,187
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 255,310,187
TOTAL SHORT-TERM INVESTMENTS 414,084,644
(Cost $414,105,136)
TOTAL INVESTMENTS - 100.8% 34,640,003,519
(Cost $18,713,656,432)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (289,022,076)
NET ASSETS - 100.0% $ 34,350,981,443
REIT Real Estate Investment Trust

Portfolio of investments
(unaudited)
Equity Index Fund July 31, 2022

TIAA-CREF Funds
concluded
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $328,459,143.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $57,360,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $58,507,234.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 12 09/16/22  $ 1,072,331 $ 1,131,180  $ 58,849
S&P 500 E Mini Index 503 09/16/22 98,424,455 103,957,525 5,533,070
Total 515  $ 99,496,786  $ 105,088,705 $ 5,591,919

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 3 .9%
32,641 * Aptiv plc $ 3,423,714
253,139 *,e Lucid Group, Inc 4,619,787
421,359 * Tesla, Inc 375,620,481
TOTAL AUTOMOBILES & COMPONENTS 383,663,982
BANKS - 0 .1%
1,447 First Citizens Bancshares, Inc (Class A) 1,094,916
31,816 e Rocket Cos, Inc 302,888
1,520 Signature Bank 282,067
18,642 * SVB Financial Group 7,522,979
60,374 e UWM Holdings Corp 227,610
31,716 Western Alliance Bancorp 2,422,468
TOTAL BANKS 11,852,928
CAPITAL GOODS - 3 .7%
14,866 A.O. Smith Corp 940,572
30,878 Advanced Drainage Systems, Inc 3,662,131
7,799 Aecom Technology Corp 561,528
2,435 AGCO Corp 265,220
34,452 Allegion plc 3,641,576
39,737 Allison Transmission Holdings, Inc 1,663,788
13,555 Armstrong World Industries, Inc 1,211,139
25,148 * Axon Enterprise, Inc 2,771,058
83,860 * Boeing Co 13,359,737
21,984 BWX Technologies, Inc 1,246,053
20,845 Carlisle Cos, Inc 6,172,204
230,063 Caterpillar, Inc 45,609,990
112,169 *,e ChargePoint Holdings, Inc 1,694,874
12,277 * Core & Main, Inc 296,367
138,786 Deere & Co 47,628,579
12,817 Donaldson Co, Inc 697,373
94,031 Emerson Electric Co 8,469,372
282,519 Fastenal Co 14,510,176
21,685 Fortune Brands Home & Security, Inc 1,511,011
30,346 * Generac Holdings, Inc 8,141,832
29,504 General Electric Co 2,180,641
58,348 Graco, Inc 3,918,652
20,261 HEICO Corp 3,195,362
38,032 HEICO Corp (Class A) 4,855,926
99,912 Honeywell International, Inc 19,229,064
20,644 Howmet Aerospace, Inc 766,512
5,353 Huntington Ingalls 1,160,745
6,503 IDEX Corp 1,357,501
138,401 Illinois Tool Works, Inc 28,754,192
28,998 Lincoln Electric Holdings, Inc 4,101,477
117,428 Lockheed Martin Corp 48,592,881
5,914 Masco Corp 327,517
1,807 * Middleby Corp 261,455
6,520 Nordson Corp 1,506,055
8,243 Northrop Grumman Corp 3,947,573
24,828 Otis Worldwide Corp 1,940,805
13,972 Parker-Hannifin Corp 4,039,165
140,374 *,e Plug Power, Inc 2,995,581
37,347 Quanta Services, Inc 5,181,149
37,751 Rockwell Automation, Inc 9,637,075
13,268 * SiteOne Landscape Supply, Inc 1,848,630
56,023 Spirit Aerosystems Holdings, Inc (Class A) 1,838,675
50,530 Toro Co 4,345,075
67,290 Trane Technologies plc 9,890,957
9,774 * TransDigm Group, Inc 6,082,751
58,085 * Trex Co, Inc 3,747,644

TIAA-CREF FUNDS - Large-Cap Growth Index Fund
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
15,753 * United Rentals, Inc $ 5,083,020
2,547 Valmont Industries, Inc 691,460
23,058 Vertiv Holdings Co 263,322
22,481 W.W. Grainger, Inc 12,219,098
8,378 Watsco, Inc 2,295,153
11,332 * WESCO International, Inc 1,448,683
55,467 * WillScot Mobile Mini Holdings Corp 2,141,581
12,072 Xylem, Inc 1,110,986
TOTAL CAPITAL GOODS 365,010,943
COMMERCIAL & PROFESSIONAL SERVICES - 1 .1%
65,121 Booz Allen Hamilton Holding Co 6,250,314
40,823 Cintas Corp 17,369,778
106,945 * Copart, Inc 13,699,654
27,036 * CoStar Group, Inc 1,962,543
29,226 Equifax, Inc 6,105,604
6,804 * FTI Consulting, Inc 1,112,862
53,288 * IAA, Inc 2,010,556
43,186 KBR, Inc 2,298,791
8,257 MSA Safety, Inc 1,059,703
8,370 Republic Services, Inc 1,160,584
48,076 Robert Half International, Inc 3,804,735
105,244 Rollins, Inc 4,059,261
10,532 Tetra Tech, Inc 1,614,240
67,836 TransUnion 5,374,646
76,323 Verisk Analytics, Inc 14,520,451
192,907 Waste Management, Inc 31,744,776
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 114,148,498
CONSUMER DURABLES & APPAREL - 1 .2%
8,424 Brunswick Corp 674,931
11,482 * Deckers Outdoor Corp 3,596,277
81,387 DR Horton, Inc 6,350,628
55,826 * Lululemon Athletica, Inc 17,334,531
81,457 * Mattel, Inc 1,889,803
608,245 Nike, Inc (Class B) 69,899,515
1,084 * NVR, Inc 4,762,120
20,940 e Polaris Inc 2,455,843
45,619 Pulte Homes, Inc 1,989,901
12,185 * Skechers U.S.A., Inc (Class A) 462,543
13,513 Tapestry, Inc 454,442
33,514 Toll Brothers, Inc 1,648,219
13,333 * TopBuild Corp 2,822,863
42,112 * YETI Holdings, Inc 2,138,026
TOTAL CONSUMER DURABLES & APPAREL 116,479,642
CONSUMER SERVICES - 2 .1%
184,139 * Airbnb, Inc 20,435,746
20,135 * Booking Holdings, Inc 38,975,118
8,012 * Bright Horizons Family Solutions 750,484
73,854 * Caesars Entertainment, Inc 3,374,389
13,878 * Chipotle Mexican Grill, Inc (Class A) 21,708,245
16,614 Choice Hotels International, Inc 2,008,134
18,170 Churchill Downs, Inc 3,812,066
43,403 Darden Restaurants, Inc 5,403,239
12,950 Domino's Pizza, Inc 5,077,825
187,853 * DraftKings, Inc 2,579,222
75,399 * Expedia Group, Inc 7,996,064
66,344 H&R Block, Inc 2,651,106
97,866 Hilton Worldwide Holdings, Inc 12,533,699
59,355 * Las Vegas Sands Corp 2,237,090
136,727 Marriott International, Inc (Class A) 21,714,982
89,322 McDonald's Corp 23,524,735
46,882 *,e Mister Car Wash, Inc 543,831

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
34,549 *,e Norwegian Cruise Line Holdings Ltd $ 419,770
30,557 * Planet Fitness, Inc 2,408,197
25,864 * Six Flags Entertainment Corp 586,337
203,009 Starbucks Corp 17,211,103
29,971 Travel & Leisure Co 1,292,050
18,291 Vail Resorts, Inc 4,337,345
96,521 Wendy's 2,029,837
28,119 Wyndham Hotels & Resorts, Inc 1,951,740
6,454 * Wynn Resorts Ltd 409,700
15,837 Yum! Brands, Inc 1,940,666
TOTAL CONSUMER SERVICES 207,912,720
DIVERSIFIED FINANCIALS - 2 .3%
20,035 American Express Co 3,085,791
34,735 Ameriprise Financial, Inc 9,375,671
173,470 Apollo Global Management, Inc 9,905,137
72,918 Ares Management Corp 5,224,575
347,160 Blackstone, Inc 35,434,621
193,655 e Blue Owl Capital, Inc 2,209,603
419,326 Charles Schwab Corp 28,954,460
379 *,e Credit Acceptance Corp 218,270
18,926 Factset Research Systems, Inc 8,132,124
265,334 iShares Russell 1000 Growth Index Fund 65,051,937
39,630 LPL Financial Holdings, Inc 8,319,129
18,506 MarketAxess Holdings, Inc 5,011,055
75,053 Moody's Corp 23,285,193
11,241 Morningstar, Inc 2,870,389
29,805 MSCI, Inc (Class A) 14,346,339
7,515 Raymond James Financial, Inc 740,002
32,725 Tradeweb Markets, Inc 2,307,767
13,554 *,e Upstart Holdings, Inc 329,769
TOTAL DIVERSIFIED FINANCIALS 224,801,832
ENERGY - 1 .4%
99,615 * Antero Resources Corp 3,948,739
60,732 Cabot Oil & Gas Corp 1,857,792
70,038 Cheniere Energy, Inc 10,476,284
13,054 Continental Resources, Inc 899,290
159,628 Devon Energy Corp 10,032,620
48,626 Diamondback Energy, Inc 6,225,101
18,906 e Enviva, Inc 1,316,425
210,209 EOG Resources, Inc 23,379,445
205,084 Halliburton Co 6,008,961
108,952 Hess Corp 12,253,831
23,169 e New Fortress Energy, Inc 1,134,586
332,399 Occidental Petroleum Corp 21,855,234
24,158 ONEOK, Inc 1,443,199
93,814 Ovintiv, Inc 4,792,957
28,445 PDC Energy, Inc 1,868,552
65,125 Pioneer Natural Resources Co 15,431,369
93,033 * Range Resources Corp 3,076,601
74,278 * Southwestern Energy Co 524,403
108,658 Targa Resources Investments, Inc 7,509,354
2,910 Texas Pacific Land Corp 5,336,503
TOTAL ENERGY 139,371,246
FOOD & STAPLES RETAILING - 1 .5%
40,656 * BJ's Wholesale Club Holdings, Inc 2,752,411
219,701 Costco Wholesale Corp 118,924,151
3,138 * Grocery Outlet Holding Corp 134,055
22,549 * Performance Food Group Co 1,120,911
252,716 SYSCO Corp 21,455,589
TOTAL FOOD & STAPLES RETAILING 144,387,117

TIAA-CREF FUNDS - Large-Cap Growth Index Fund
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 2 .5%
4,430 * Boston Beer Co, Inc (Class A) $ 1,685,305
12,870 Brown-Forman Corp (Class A) 931,788
55,698 Brown-Forman Corp (Class B) 4,133,905
1,455,778 Coca-Cola Co 93,417,274
7,258 * Darling International, Inc 502,834
12,224 * Freshpet, Inc 653,251
63,397 Hershey Co 14,451,980
70,248 Kellogg Co 5,192,732
72,889 Lamb Weston Holdings, Inc 5,806,338
171,785 * Monster Beverage Corp 17,113,222
580,746 PepsiCo, Inc 101,607,320
14,286 * Pilgrim's Pride Corp 448,152
TOTAL FOOD, BEVERAGE & TOBACCO 245,944,101
HEALTH CARE EQUIPMENT & SERVICES - 5 .2%
113,843 Abbott Laboratories 12,390,672
21,911 * Abiomed, Inc 6,420,142
86,563 * agilon health, Inc 2,166,672
29,342 * Align Technology, Inc 8,244,222
73,650 AmerisourceBergen Corp 10,747,745
37,768 Baxter International, Inc 2,215,471
43,774 * Certara, Inc 1,006,364
20,544 * Change Healthcare, Inc 498,603
3,063 Chemed Corp 1,473,579
23,878 Cigna Corp 6,575,046
31,315 * DaVita, Inc 2,635,470
9,211 *,e Definitive Healthcare Corp 239,302
192,536 * Dexcom, Inc 15,803,355
21,492 *,e Doximity, Inc 909,541
306,542 * Edwards Lifesciences Corp 30,819,733
36,519 Elevance Health, Inc 17,423,215
1,873 * Globus Medical, Inc 109,926
51,679 * Guardant Health, Inc 2,592,735
6,604 HCA Healthcare, Inc 1,402,822
44,420 Humana, Inc 21,410,440
1,789 * ICU Medical, Inc 316,957
40,980 * IDEXX Laboratories, Inc 16,358,396
33,758 * Insulet Corp 8,365,232
163,430 * Intuitive Surgical, Inc 37,616,683
18,948 * Masimo Corp 2,739,502
14,543 McKesson Corp 4,967,598
22,548 * Molina Healthcare, Inc 7,389,431
51,693 * Novocure Ltd 3,514,607
17,487 * Penumbra, Inc 2,437,338
72,232 Resmed, Inc 17,373,241
93,794 Stryker Corp 20,142,262
30,518 * Tandem Diabetes Care, Inc 2,020,597
7,399 * Teladoc, Inc 272,653
422,527 UnitedHealth Group, Inc 229,153,293
68,492 * Veeva Systems, Inc 15,313,441
TOTAL HEALTH CARE EQUIPMENT & SERVICES 513,066,286
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
55,744 Church & Dwight Co, Inc 4,903,800
50,427 Clorox Co 7,152,566
253,560 Colgate-Palmolive Co 19,965,314
113,956 Estee Lauder Cos (Class A) 31,121,383
100,044 Kimberly-Clark Corp 13,184,799
59,755 *,e Olaplex Holdings, Inc 1,027,786
505,258 Procter & Gamble Co 70,185,389
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 147,541,037
INSURANCE - 1 .1%
1,255 * Alleghany Corp 1,051,037

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
98,475 Aon plc $ 28,660,164
56,347 * Arch Capital Group Ltd 2,501,807
13,008 Arthur J. Gallagher & Co 2,328,302
1,602 Assurant, Inc 281,599
6,975 Brown & Brown, Inc 454,072
9,787 Erie Indemnity Co (Class A) 1,990,284
5,779 Everest Re Group Ltd 1,510,342
14,381 Lincoln National Corp 738,320
1,470 * Markel Corp 1,906,796
223,736 Marsh & McLennan Cos, Inc 36,683,755
252,277 Progressive Corp 29,026,992
13,119 RenaissanceRe Holdings Ltd 1,696,418
39,553 * Ryan Specialty Group Holdings, Inc 1,710,272
TOTAL INSURANCE 110,540,160
MATERIALS - 1 .3%
30,137 Albemarle Corp 7,362,771
23,453 Ardagh Metal Packaging S.A. 158,542
24,081 Avery Dennison Corp 4,586,467
29,160 * Axalta Coating Systems Ltd 735,415
60,053 Ball Corp 4,409,091
30,295 * Berry Global Group, Inc 1,746,507
103,034 CF Industries Holdings, Inc 9,838,717
46,085 Chemours Co 1,640,165
52,955 Crown Holdings, Inc 5,384,464
17,930 Eagle Materials, Inc 2,267,249
109,387 Ecolab, Inc 18,067,451
20,717 FMC Corp 2,301,659
95,463 *,e Ginkgo Bioworks Holdings, Inc 273,024
113,341 Graphic Packaging Holding Co 2,521,837
52,795 Linde plc 15,944,090
6,827 Louisiana-Pacific Corp 434,402
2,639 Martin Marietta Materials, Inc 929,139
21,393 Mosaic Co 1,126,555
43,613 * MP Materials Corp 1,464,089
62,422 PPG Industries, Inc 8,070,540
2,043 Royal Gold, Inc 214,045
3,145 RPM International, Inc 284,308
6,620 Scotts Miracle-Gro Co (Class A) 588,849
70,081 Sealed Air Corp 4,283,351
117,606 Sherwin-Williams Co 28,453,596
32,768 Southern Copper Corp 1,631,846
86,148 Valvoline, Inc 2,775,689
31,080 Vulcan Materials Co 5,138,456
TOTAL MATERIALS 132,632,314
MEDIA & ENTERTAINMENT - 7 .7%
2,600,056 * Alphabet, Inc (Class A) 302,438,514
2,374,502 * Alphabet, Inc (Class C) 276,961,913
1,757 Cable One, Inc 2,418,827
57,444 * Charter Communications, Inc 24,821,552
10,465 Electronic Arts, Inc 1,373,322
4,650 Liberty Broadband Corp (Class A) 501,875
28,835 * Liberty Broadband Corp (Class C) 3,140,997
10,821 * Liberty Media Group (Class C) 733,339
10,036 Liberty SiriusXM Group (Class A) 399,935
20,659 * Liberty SiriusXM Group (Class C) 822,641
37,047 * Live Nation, Inc 3,482,048
5,466 * Madison Square Garden Co 840,561
131,862 * Match Group, Inc 9,666,803
243,478 * Meta Platforms, Inc 38,737,350
98,426 * Netflix, Inc 22,136,007
2,263 Nexstar Media Group Inc 426,281
58,273 * Pinterest, Inc 1,135,158

TIAA-CREF FUNDS - Large-Cap Growth Index Fund
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
51,055 * Playtika Holding Corp $ 626,445
218,784 * ROBLOX Corp 9,392,397
16,290 * Roku, Inc 1,067,321
68,470 * Spotify Technology S.A. 7,738,479
65,089 * Take-Two Interactive Software, Inc 8,639,263
4,015 * TripAdvisor, Inc 76,325
339,593 * Twitter, Inc 14,130,465
61,393 * Walt Disney Co 6,513,797
851,225 * Warner Bros Discovery, Inc 12,768,375
23,054 e World Wrestling Entertainment, Inc (Class A) 1,597,873
139,066 * ZoomInfo Technologies, Inc 5,269,211
TOTAL MEDIA & ENTERTAINMENT 757,857,074
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .2%
45,047 * 10X Genomics, Inc 1,808,637
877,774 AbbVie, Inc 125,969,347
132,316 Agilent Technologies, Inc 17,743,576
59,878 * Alnylam Pharmaceuticals, Inc 8,505,071
222,896 Amgen, Inc 55,160,073
281,940 * Avantor, Inc 8,181,899
19,420 Bio-Techne Corp 7,482,138
52,368 Bruker BioSciences Corp 3,589,826
26,184 * Catalent, Inc 2,961,410
23,514 * Charles River Laboratories International, Inc 5,891,198
22,190 Danaher Corp 6,467,719
340,683 Eli Lilly & Co 112,319,778
15,228 * Exact Sciences Corp 686,783
135,915 * Exelixis, Inc 2,843,342
103,656 * Horizon Therapeutics Plc 8,600,338
79,293 * Incyte Corp 6,159,480
67,698 * Ionis Pharmaceuticals, Inc 2,542,737
92,529 * IQVIA Holdings, Inc 22,231,943
62,004 * Maravai LifeSciences Holdings, Inc 1,617,684
527,417 Merck & Co, Inc 47,119,435
10,997 * Mettler-Toledo International, Inc 14,842,981
9,921 * Moderna, Inc 1,627,937
42,777 * Natera, Inc 2,010,519
46,438 * Neurocrine Biosciences, Inc 4,371,209
39,948 *,e Novavax, Inc 2,177,566
7,724 * Regeneron Pharmaceuticals, Inc 4,492,974
18,934 * Repligen Corp 4,039,758
40,851 * Sarepta Therapeutics, Inc 3,797,100
66,853 * Seagen, Inc 12,032,203
58,097 * Sotera Health Co 1,115,462
9,090 * Syneos Health, Inc 719,383
23,979 Thermo Fisher Scientific, Inc 14,349,273
27,743 * Ultragenyx Pharmaceutical, Inc 1,478,147
120,660 * Vertex Pharmaceuticals, Inc 33,834,271
29,433 * Waters Corp 10,714,495
36,533 West Pharmaceutical Services, Inc 12,551,277
234,757 Zoetis, Inc 42,854,890
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 614,891,859
REAL ESTATE - 1 .7%
177,259 American Tower Corp 48,007,055
12,204 Apartment Income REIT Corp 553,329
4,202 Camden Property Trust 592,902
80,932 CBRE Group, Inc 6,929,398
213,920 Crown Castle International Corp 38,646,787
33,678 Equinix, Inc 23,700,556
52,390 Equity Lifestyle Properties, Inc 3,851,713
6,168 Extra Space Storage, Inc 1,168,959
109,201 Iron Mountain, Inc 5,295,157
39,402 Lamar Advertising Co 3,981,966

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
71,434 *,e Opendoor Technologies, Inc $ 350,741
60,979 Public Storage, Inc 19,904,155
11,693 SBA Communications Corp 3,926,392
78,832 Simon Property Group, Inc 8,564,309
1,694 * Zillow Group, Inc (Class A) 59,290
4,792 *,e Zillow Group, Inc (Class C) 167,145
TOTAL REAL ESTATE 165,699,854
RETAILING - 9 .5%
2,323 Advance Auto Parts, Inc 449,779
4,416,586 * Amazon.com, Inc 596,018,281
8,974 * AutoZone, Inc 19,180,938
32,080 Best Buy Co, Inc 2,469,839
31,338 * Burlington Stores, Inc 4,422,732
8,715 * CarMax, Inc 867,491
55,736 *,e Carvana Co 1,624,704
113,562 Dollar General Corp 28,212,208
33,265 * Dollar Tree, Inc 5,500,700
109,990 * DoorDash, Inc 7,671,802
35,039 eBay, Inc 1,703,947
63,466 * Etsy, Inc 6,582,693
26,570 * Five Below, Inc 3,376,250
51,288 * Floor & Decor Holdings, Inc 4,132,274
7,318 Genuine Parts Co 1,118,703
297,396 Home Depot, Inc 89,498,352
75,574 * Leslie's, Inc 1,145,702
282,317 Lowe's Companies, Inc 54,072,175
57,585 e Nordstrom, Inc 1,353,823
1,535 * Ollie's Bargain Outlet Holdings, Inc 90,488
13,218 * O'Reilly Automotive, Inc 9,300,053
19,491 Pool Corp 6,971,931
3,123 * RH 872,660
70,401 Ross Stores, Inc 5,720,785
125,491 Target Corp 20,502,720
581,911 TJX Companies, Inc 35,589,677
55,164 Tractor Supply Co 10,562,803
25,370 * Ulta Beauty, Inc 9,866,647
36,253 * Victoria's Secret & Co 1,339,911
24,793 *,e Wayfair, Inc 1,336,591
28,137 e Williams-Sonoma, Inc 4,063,545
TOTAL RETAILING 935,620,204
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .3%
632,652 * Advanced Micro Devices, Inc 59,766,634
19,262 * Allegro MicroSystems, Inc 478,276
52,235 Analog Devices, Inc 8,982,331
439,245 Applied Materials, Inc 46,551,185
198,282 Broadcom, Inc 106,176,045
65,616 * Enphase Energy, Inc 18,646,755
72,930 Entegris, Inc 8,015,007
12,694 *,e GLOBALFOUNDRIES, Inc 653,487
74,190 KLA Corp 28,454,833
68,765 Lam Research Corp 34,417,570
65,242 * Lattice Semiconductor Corp 4,012,383
229,972 Microchip Technology, Inc 15,835,872
105,863 Micron Technology, Inc 6,548,685
22,445 Monolithic Power Systems, Inc 10,430,640
1,196,479 NVIDIA Corp 217,316,481
134,997 * ON Semiconductor Corp 9,015,100
556,527 QUALCOMM, Inc 80,729,807
72,479 Teradyne, Inc 7,312,406
314,078 Texas Instruments, Inc 56,185,413

TIAA-CREF FUNDS - Large-Cap Growth Index Fund
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
21,316 Universal Display Corp $ 2,461,145
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 721,990,055
SOFTWARE & SERVICES - 23 .1%
314,461 Accenture plc 96,306,826
234,358 * Adobe, Inc 96,114,903
28,382 * Alteryx, Inc 1,374,540
23,110 * Ansys, Inc 6,447,459
115,578 *,e AppLovin Corp 4,107,642
14,990 * Aspen Technology, Inc 3,059,309
67,249 * Atlassian Corp plc 14,076,561
108,525 * Autodesk, Inc 23,476,128
191,123 Automatic Data Processing, Inc 46,083,578
43,446 * Avalara, Inc 3,798,049
81,073 Bentley Systems, Inc 3,210,491
6,914 * Black Knight, Inc 454,111
52,747 Broadridge Financial Solutions, Inc 8,468,531
135,810 * Cadence Design Systems, Inc 25,271,525
31,588 * CCC Intelligent Solutions Holdings, Inc 315,564
12,521 * Ceridian HCM Holding, Inc 685,775
31,215 Citrix Systems, Inc 3,165,513
139,599 * Cloudflare, Inc 7,024,622
59,703 * Confluent, Inc 1,519,441
20,088 * Coupa Software, Inc 1,314,157
104,867 * Crowdstrike Holdings, Inc 19,253,581
127,025 * Datadog, Inc 12,957,820
98,236 * DocuSign, Inc 6,285,139
23,950 * DoubleVerify Holdings, Inc 549,173
125,612 * Dropbox, Inc 2,856,417
95,555 * Dynatrace, Inc 3,595,735
39,011 * Elastic NV 3,116,589
27,212 * EPAM Systems, Inc 9,503,791
18,777 * Euronet Worldwide, Inc 1,845,216
12,752 * Fair Isaac Corp 5,891,807
28,798 * Fiserv, Inc 3,043,373
34,150 * Five9, Inc 3,692,298
37,443 * FleetCor Technologies, Inc 8,240,830
326,825 * Fortinet, Inc 19,495,111
38,647 * Gartner, Inc 10,260,006
45,740 Genpact Ltd 2,199,179
20,070 * Globant S.A. 3,998,747
12,257 * GoDaddy, Inc 909,224
21,893 * HubSpot, Inc 6,743,044
10,960 *,e Informatica, Inc 250,984
299,824 International Business Machines Corp 39,213,981
136,942 Intuit, Inc 62,468,832
36,334 Jack Henry & Associates, Inc 7,549,115
31,190 * Jamf Holding Corp 762,284
18,138 * Manhattan Associates, Inc 2,551,472
427,615 Mastercard, Inc (Class A) 151,285,911
3,718,049 Microsoft Corp 1,043,805,076
31,160 * MongoDB, Inc 9,736,565
5,368 *,e nCino OpCo, Inc 173,333
3,141 * NCR Corp 101,925
24,337 * New Relic, Inc 1,476,526
97,081 NortonLifelock, Inc 2,381,397
52,787 * Nutanix, Inc 798,667
8,121 * Okta, Inc 799,512
518,977 Oracle Corp 40,397,170
896,764 * Palantir Technologies, Inc 9,281,507
48,166 * Palo Alto Networks, Inc 24,039,651
160,844 Paychex, Inc 20,633,068
25,500 * Paycom Software, Inc 8,427,495
20,224 * Paylocity Holding Corp 4,164,728

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
178,923 * PayPal Holdings, Inc $ 15,482,207
19,105 Pegasystems, Inc 767,066
25,124 * Procore Technologies, Inc 1,298,911
53,008 * PTC, Inc 6,540,127
38,701 * RingCentral, Inc 1,915,312
102,919 * Salesforce, Inc 18,939,154
57,936 * SentinelOne, Inc 1,439,710
99,748 * ServiceNow, Inc 44,553,442
27,070 * Shift4 Payments, Inc 986,160
62,663 * Smartsheet, Inc 1,883,650
90,212 * Snowflake, Inc 13,523,681
79,868 * Splunk, Inc 8,299,084
41,148 Switch, Inc 1,391,214
75,807 * Synopsys, Inc 27,859,072
27,173 * Teradata Corp 1,040,454
108,702 *,e Toast, Inc 1,737,058
216,512 * Trade Desk, Inc 9,743,040
40,950 * Turing Holding Corp 641,277
31,179 * Twilio, Inc 2,643,979
17,465 * Tyler Technologies, Inc 6,968,535
16,508 * UiPath, Inc 302,592
67,395 *,e Unity Software, Inc 2,519,899
4,942 * VeriSign, Inc 934,829
817,735 Visa, Inc (Class A) 173,449,771
51,139 VMware, Inc (Class A) 5,942,352
54,932 Western Union Co 934,943
16,385 * WEX, Inc 2,723,351
20,087 * Wix.com Ltd 1,191,762
95,748 * Workday, Inc 14,850,515
62,519 * Zendesk, Inc 4,715,183
63,869 * Zoom Video Communications, Inc 6,633,434
39,848 * Zscaler, Inc 6,178,831
TOTAL SOFTWARE & SERVICES 2,289,041,599
TECHNOLOGY HARDWARE & EQUIPMENT - 13 .4%
220,923 Amphenol Corp (Class A) 17,039,791
7,598,694 Apple, Inc 1,234,863,762
125,208 * Arista Networks, Inc 14,603,009
1,582 * Arrow Electronics, Inc 202,765
66,612 CDW Corp 12,092,076
82,460 Cognex Corp 4,203,811
21,417 Corning, Inc 787,289
19,679 Dell Technologies, Inc 886,736
240,077 HP, Inc 8,016,171
10,454 * II-VI, Inc 550,299
55,664 Jabil Inc 3,303,102
82,575 * Keysight Technologies, Inc 13,426,695
8,196 National Instruments Corp 311,448
106,981 NetApp, Inc 7,630,955
138,190 * Pure Storage, Inc 3,917,686
828 e Ubiquiti, Inc 249,750
46,199 Vontier Corp 1,191,934
10,318 * Zebra Technologies Corp (Class A) 3,690,645
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,326,967,924
TRANSPORTATION - 2 .1%
16,234 CH Robinson Worldwide, Inc 1,797,104
272,333 CSX Corp 8,804,526
316,304 * Delta Air Lines, Inc 10,058,467
27,450 Expeditors International of Washington, Inc 2,916,562
5,520 * GXO Logistics, Inc 264,960
37,261 JB Hunt Transport Services, Inc 6,828,823
16,258 Landstar System, Inc 2,545,678
136,919 * Lyft, Inc (Class A) 1,897,697

TIAA-CREF FUNDS - Large-Cap Growth Index Fund
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
51,074 Old Dominion Freight Line $ 15,501,470
805,048 * Uber Technologies, Inc 18,878,376
311,503 Union Pacific Corp 70,804,632
325,534 United Parcel Service, Inc (Class B) 63,443,321
3,704 * XPO Logistics, Inc 221,277
TOTAL TRANSPORTATION 203,962,893
UTILITIES - 0 .0%
57,727 AES Corp 1,282,694
3,418 National Fuel Gas Co 247,258
129,803 Vistra Energy Corp 3,355,408
TOTAL UTILITIES 4,885,360
TOTAL COMMON STOCKS 9,878,269,628
(Cost $4,666,753,480)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .0%
$ 2,200,000 r Fixed Income Clearing Corp (FICC) 2 .250% 08/01/22 2,200,000
TOTAL REPURCHASE AGREEMENT 2,200,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
35,951,346 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 35,951,346
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 35,951,346
TOTAL SHORT-TERM INVESTMENTS 38,151,346
(Cost $38,151,346)
TOTAL INVESTMENTS - 100.3% 9,916,420,974
(Cost $4,704,904,826)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (26,258,130)
NET ASSETS - 100.0% $ 9,890,162,844
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $41,306,340.
r Agreement with Fixed Income Clearing Corp (FICC), 2.250% dated 7/31/22 to be repurchased at $2,200,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,244,024.

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0 .9%
88,676 * Aptiv plc $ 9,301,226
103,000 BorgWarner, Inc 3,961,380
1,727,173 Ford Motor Co 25,372,171
637,316 * General Motors Co 23,109,078
102,860 Gentex Corp 2,902,709
58,896 Harley-Davidson, Inc 2,226,858
26,258 Lear Corp 3,968,634
14,196 *,e Lucid Group, Inc 259,077
107,220 *,e QuantumScape Corp 1,160,120
78,019 *,e Rivian Automotive, Inc 2,676,052
23,168 Thor Industries, Inc 1,953,758
TOTAL AUTOMOBILES & COMPONENTS 76,891,063
BANKS - 7 .2%
3,085,816 Bank of America Corp 104,331,439
17,274 Bank of Hawaii Corp 1,383,820
53,507 Bank OZK 2,145,631
13,741 BOK Financial Corp 1,209,620
869,065 Citigroup, Inc 45,104,473
213,782 Citizens Financial Group, Inc 8,117,303
56,978 Comerica, Inc 4,431,179
48,991 Commerce Bancshares, Inc 3,404,385
24,533 Cullen/Frost Bankers, Inc 3,199,103
60,456 East West Bancorp, Inc 4,339,532
294,476 Fifth Third Bancorp 10,047,521
4,017 First Citizens Bancshares, Inc (Class A) 3,039,584
56,792 First Hawaiian, Inc 1,447,628
233,725 First Horizon National Corp 5,226,091
78,284 First Republic Bank 12,737,590
161,581 FNB Corp 1,932,509
628,389 Huntington Bancshares, Inc 8,351,290
1,281,683 JPMorgan Chase & Co 147,854,951
396,102 Keycorp 7,248,667
78,251 M&T Bank Corp 13,885,640
130,005 MGIC Investment Corp 1,838,271
206,969 e New York Community Bancorp, Inc 2,198,011
50,839 PacWest Bancorp 1,425,017
32,370 Pinnacle Financial Partners, Inc 2,560,467
181,463 PNC Financial Services Group, Inc 30,111,970
33,061 Popular, Inc 2,567,848
38,738 Prosperity Bancshares, Inc 2,870,098
414,112 Regions Financial Corp 8,770,892
22,805 e Rocket Cos, Inc 217,104
25,758 Signature Bank 4,779,912
9,304 * SVB Financial Group 3,754,629
58,653 Synovus Financial Corp 2,368,408
25,874 TFS Financial Corp 379,054
587,545 Truist Financial Corp 29,653,396
94,329 Umpqua Holdings Corp 1,661,134
588,121 US Bancorp 27,759,311
7,250 UWM Holdings Corp 27,332
79,389 Webster Financial Corp 3,687,619
1,665,601 Wells Fargo & Co 73,069,916
20,546 Western Alliance Bancorp 1,569,303
25,142 Wintrust Financial Corp 2,163,218
66,030 Zions Bancorporation 3,601,936
TOTAL BANKS 596,472,802

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 7 .6%
248,739 3M Co $ 35,629,374
42,614 A.O. Smith Corp 2,696,188
16,057 Acuity Brands, Inc 2,928,797
57,495 Aecom Technology Corp 4,139,640
24,199 AGCO Corp 2,635,755
45,117 Air Lease Corp 1,674,292
9,226 Allegion plc 975,188
11,288 Allison Transmission Holdings, Inc 472,629
100,905 Ametek, Inc 12,461,767
9,478 Armstrong World Industries, Inc 846,859
6,683 * Axon Enterprise, Inc 736,400
49,623 * AZEK Co, Inc 1,026,204
165,489 * Boeing Co 26,364,053
75,268 * Builders FirstSource, Inc 5,118,224
24,382 BWX Technologies, Inc 1,381,972
3,535 Carlisle Cos, Inc 1,046,713
371,265 Carrier Global Corp 15,047,370
30,156 Caterpillar, Inc 5,978,427
18,437 * Core & Main, Inc 445,069
21,325 Crane Holdings Co 2,109,682
61,420 Cummins, Inc 13,592,860
16,325 Curtiss-Wright Corp 2,341,658
44,881 Donaldson Co, Inc 2,441,975
62,635 Dover Corp 8,373,047
174,929 Eaton Corp 25,957,714
176,219 Emerson Electric Co 15,872,045
20,072 Esab Corp 827,368
58,744 Flowserve Corp 1,987,897
157,090 Fortive Corp 10,124,450
37,451 Fortune Brands Home & Security, Inc 2,609,586
44,584 * Gates Industrial Corp plc 548,383
107,950 General Dynamics Corp 24,469,026
453,110 General Electric Co 33,489,360
24,427 Graco, Inc 1,640,517
32,802 * Hayward Holdings, Inc 382,799
1,245 HEICO Corp 196,349
2,183 HEICO Corp (Class A) 278,725
36,526 Hexcel Corp 2,210,188
210,732 Honeywell International, Inc 40,557,481
148,470 Howmet Aerospace, Inc 5,512,691
23,676 Hubbell, Inc 5,185,518
13,440 Huntington Ingalls 2,914,330
27,346 IDEX Corp 5,708,477
13,550 Illinois Tool Works, Inc 2,815,148
172,761 Ingersoll Rand, Inc 8,603,498
36,817 ITT, Inc 2,762,379
304,737 Johnson Controls International plc 16,428,372
84,866 L3Harris Technologies, Inc 20,365,294
14,540 Lennox International, Inc 3,482,766
97,834 Masco Corp 5,418,047
25,573 * Mastec, Inc 2,018,477
86,990 MDU Resources Group, Inc 2,485,304
23,748 * Mercury Systems, Inc 1,401,369
22,160 * Middleby Corp 3,206,330
17,453 MSC Industrial Direct Co (Class A) 1,442,665
20,312 Nordson Corp 4,691,869
56,829 Northrop Grumman Corp 27,215,408
71,958 nVent Electric plc 2,540,837
29,677 Oshkosh Corp 2,555,190
162,705 Otis Worldwide Corp 12,718,650
44,782 Owens Corning, Inc 4,153,083

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
149,413 PACCAR, Inc $ 13,674,278
43,328 Parker-Hannifin Corp 12,525,692
72,224 Pentair plc 3,531,031
114,376 *,e Plug Power, Inc 2,440,784
28,287 Quanta Services, Inc 3,924,256
654,291 Raytheon Technologies Corp 60,986,464
29,339 Regal-Beloit Corp 3,940,228
16,550 Rockwell Automation, Inc 4,224,884
67,621 Sensata Technologies Holding plc 3,007,106
9,076 * SiteOne Landscape Supply, Inc 1,264,559
23,143 Snap-On, Inc 5,185,189
2,336 Spirit Aerosystems Holdings, Inc (Class A) 76,668
66,032 Stanley Black & Decker, Inc 6,426,895
92,047 * Sunrun, Inc 3,009,016
95,423 Textron, Inc 6,263,566
27,223 Timken Co 1,779,840
42,816 Trane Technologies plc 6,293,524
14,099 * TransDigm Group, Inc 8,774,372
16,928 * United Rentals, Inc 5,462,158
65,878 * Univar Solutions Inc 1,781,341
8,328 Valmont Industries, Inc 2,260,885
111,888 Vertiv Holdings Co 1,277,761
6,795 Watsco, Inc 1,861,490
9,185 * WESCO International, Inc 1,174,210
79,263 Westinghouse Air Brake Technologies Corp 7,408,713
44,390 * WillScot Mobile Mini Holdings Corp 1,713,898
26,698 Woodward Inc 2,795,281
67,454 Xylem, Inc 6,207,792
TOTAL CAPITAL GOODS 634,513,614
COMMERCIAL & PROFESSIONAL SERVICES - 0 .9%
9,994 * CACI International, Inc (Class A) 3,021,086
2,654 Cintas Corp 1,129,250
209,756 * Clarivate Analytics plc 3,039,364
22,551 * Clean Harbors, Inc 2,200,752
147,474 * CoStar Group, Inc 10,705,138
20,710 * Driven Brands Holdings, Inc 629,170
110,069 * Dun & Bradstreet Holdings, Inc 1,734,687
26,613 Equifax, Inc 5,559,722
8,560 * FTI Consulting, Inc 1,400,074
10,020 * IAA, Inc 378,055
55,784 Jacobs Engineering Group, Inc 7,659,143
21,359 KBR, Inc 1,136,940
59,256 Leidos Holdings, Inc 6,340,392
23,350 Manpower, Inc 1,830,873
11,920 MSA Safety, Inc 1,529,813
153,521 Nielsen NV 3,676,828
84,533 Republic Services, Inc 11,721,346
5,809 Robert Half International, Inc 459,724
6,268 Rollins, Inc 241,757
24,890 Science Applications International Corp 2,411,094
40,178 * Stericycle, Inc 1,883,143
13,739 Tetra Tech, Inc 2,105,777
22,502 TransUnion 1,782,833
11,457 Waste Management, Inc 1,885,364
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 74,462,325
CONSUMER DURABLES & APPAREL - 0 .9%
29,176 Brunswick Corp 2,337,581
65,684 * Capri Holdings Ltd 3,197,497
18,771 Carter's, Inc 1,529,461

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
14,127 Columbia Sportswear Co $ 1,045,539
1,385 * Deckers Outdoor Corp 433,796
67,313 DR Horton, Inc 5,252,433
65,670 Garmin Ltd 6,410,706
152,563 Hanesbrands, Inc 1,705,654
55,707 Hasbro, Inc 4,385,255
57,852 Leggett & Platt, Inc 2,293,253
111,385 Lennar Corp (Class A) 9,467,725
5,425 Lennar Corp (Class B) 368,249
79,717 * Mattel, Inc 1,849,435
23,589 * Mohawk Industries, Inc 3,030,715
164,773 Newell Brands Inc 3,330,062
413 * NVR, Inc 1,814,350
130,391 * Peloton Interactive, Inc 1,237,411
7,588 e Polaris Inc 889,921
63,040 Pulte Homes, Inc 2,749,805
27,387 PVH Corp 1,695,803
20,931 Ralph Lauren Corp 2,064,425
50,292 * Skechers U.S.A., Inc (Class A) 1,909,084
100,558 Tapestry, Inc 3,381,766
74,996 Tempur Sealy International, Inc 2,060,890
26,366 Toll Brothers, Inc 1,296,680
1,970 * TopBuild Corp 417,088
82,942 * Under Armour, Inc (Class A) 768,043
83,055 * Under Armour, Inc (Class C) 686,034
153,062 VF Corp 6,838,810
24,290 Whirlpool Corp 4,199,012
TOTAL CONSUMER DURABLES & APPAREL 78,646,483
CONSUMER SERVICES - 1 .9%
106,769 ADT, Inc 779,414
100,032 ARAMARK Holdings Corp 3,341,069
35,091 Boyd Gaming Corp 1,947,901
18,574 * Bright Horizons Family Solutions 1,739,827
32,484 * Caesars Entertainment, Inc 1,484,194
386,758 * Carnival Corp 3,504,027
14,727 Darden Restaurants, Inc 1,833,364
4,231 Domino's Pizza, Inc 1,659,017
13,926 * Grand Canyon Education, Inc 1,337,871
10,675 H&R Block, Inc 426,573
33,261 Hilton Worldwide Holdings, Inc 4,259,736
21,192 * Hyatt Hotels Corp 1,753,638
90,812 * Las Vegas Sands Corp 3,422,704
17,902 Marriott Vacations Worldwide Corp 2,451,142
245,210 McDonald's Corp 64,580,958
155,822 MGM Resorts International 5,100,054
6,577 *,e Mister Car Wash, Inc 76,293
164,192 *,e Norwegian Cruise Line Holdings Ltd 1,994,933
72,719 * Penn National Gaming, Inc 2,512,441
11,175 * Planet Fitness, Inc 880,702
94,253 * Royal Caribbean Cruises Ltd 3,648,534
68,496 Service Corp International 5,100,212
17,531 * Six Flags Entertainment Corp 397,428
321,671 Starbucks Corp 27,271,267
50,361 * Terminix Global Holdings, Inc 2,251,137
8,336 Travel & Leisure Co 359,365
950 Vail Resorts, Inc 225,273
14,548 Wyndham Hotels & Resorts, Inc 1,009,777
40,649 * Wynn Resorts Ltd 2,580,399

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
112,461 Yum! Brands, Inc $ 13,780,971
TOTAL CONSUMER SERVICES 161,710,221
DIVERSIFIED FINANCIALS - 9 .6%
17,812 Affiliated Managers Group, Inc 2,251,081
219,220 AGNC Investment Corp 2,764,364
142,435 Ally Financial, Inc 4,710,325
248,937 American Express Co 38,341,277
17,407 Ameriprise Financial, Inc 4,698,497
682,097 Annaly Capital Management, Inc 4,692,827
47,862 Apollo Global Management, Inc 2,732,920
321,695 Bank of New York Mellon Corp 13,980,865
792,825 * Berkshire Hathaway, Inc (Class B) 238,323,195
66,150 BlackRock, Inc 44,266,257
173,377 Capital One Financial Corp 19,041,996
90,638 Carlyle Group, Inc 3,526,725
45,728 CBOE Global Markets, Inc 5,641,921
296,466 Charles Schwab Corp 20,470,977
158,316 CME Group, Inc 31,580,876
67,863 *,e Coinbase Global, Inc 4,272,654
2,940 *,e Credit Acceptance Corp 1,693,175
122,903 Discover Financial Services 12,413,203
167,654 Equitable Holdings, Inc 4,766,403
15,835 Evercore Inc 1,583,025
125,518 Franklin Resources, Inc 3,445,469
146,573 Goldman Sachs Group, Inc 48,865,972
40,653 Interactive Brokers Group, Inc (Class A) 2,385,925
241,833 Intercontinental Exchange Group, Inc 24,664,548
163,456 Invesco Ltd 2,899,709
273,560 iShares Russell 1000 Value Index Fund 42,273,227
60,313 Janus Henderson Group plc 1,554,266
95,419 Jefferies Financial Group, Inc 3,107,797
250,466 KKR & Co, Inc 13,890,844
44,161 Lazard Ltd (Class A) 1,663,545
3,992 Moody's Corp 1,238,518
559,286 Morgan Stanley 47,147,810
946 Morningstar, Inc 241,561
8,528 MSCI, Inc (Class A) 4,104,867
50,505 Nasdaq Inc 9,136,354
195,914 New Residential Investment Corp 2,137,422
90,005 Northern Trust Corp 8,980,699
51,469 OneMain Holdings, Inc 1,914,647
78,410 Raymond James Financial, Inc 7,721,033
243,262 * Robinhood Markets, Inc 2,201,521
149,571 S&P Global, Inc 56,377,797
44,882 SEI Investments Co 2,484,668
124,101 SLM Corp 1,935,976
348,042 *,e SoFi Technologies, Inc 2,196,145
119,692 Starwood Property Trust, Inc 2,827,125
160,664 State Street Corp 11,413,571
43,860 Stifel Financial Corp 2,623,267
218,814 Synchrony Financial 7,325,893
98,002 T Rowe Price Group, Inc 12,100,307
17,354 Tradeweb Markets, Inc 1,223,804
25,989 *,e Upstart Holdings, Inc 632,312
40,474 Virtu Financial, Inc 944,258
44,462 Voya Financial, Inc 2,674,834
TOTAL DIVERSIFIED FINANCIALS 796,088,254
ENERGY - 7 .5%
157,206 Antero Midstream Corp 1,581,492

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
44,907 * Antero Resources Corp $ 1,780,114
147,565 APA Corp 5,484,991
405,456 Baker Hughes Co 10,416,165
291,457 Cabot Oil & Gas Corp 8,915,670
47,133 Cheniere Energy, Inc 7,050,154
55,833 Chesapeake Energy Corp 5,257,794
863,543 Chevron Corp 141,431,073
569,659 ConocoPhillips 55,501,876
3,898 Continental Resources, Inc 268,533
147,227 Devon Energy Corp 9,253,217
33,267 Diamondback Energy, Inc 4,258,841
41,411 DT Midstream, Inc 2,278,847
68,947 EOG Resources, Inc 7,668,285
161,351 EQT Corp 7,104,285
1,852,501 Exxon Mobil Corp 179,562,922
215,230 Halliburton Co 6,306,239
26,760 Hess Corp 3,009,697
66,010 HF Sinclair Corp 3,156,598
870,275 Kinder Morgan, Inc 15,656,247
308,900 Marathon Oil Corp 7,660,720
236,688 Marathon Petroleum Corp 21,694,822
171,333 NOV, Inc 3,188,507
62,380 Occidental Petroleum Corp 4,101,485
172,668 ONEOK, Inc 10,315,186
32,572 Ovintiv, Inc 1,664,104
19,217 PDC Energy, Inc 1,262,365
210,743 Phillips 66 18,756,127
48,543 Pioneer Natural Resources Co 11,502,264
39,135 * Range Resources Corp 1,294,194
619,022 Schlumberger Ltd 22,922,385
452,635 * Southwestern Energy Co 3,195,603
178,400 Valero Energy Corp 19,761,368
533,412 Williams Cos, Inc 18,184,015
TOTAL ENERGY 621,446,185
FOOD & STAPLES RETAILING - 1 .5%
74,726 Albertsons Cos, Inc 2,006,393
21,645 * BJ's Wholesale Club Holdings, Inc 1,465,366
15,666 Casey's General Stores, Inc 3,174,715
37,562 * Grocery Outlet Holding Corp 1,604,649
287,168 Kroger Co 13,336,082
46,005 * Performance Food Group Co 2,286,909
96,502 * US Foods Holding Corp 3,039,813
314,207 Walgreens Boots Alliance, Inc 12,448,881
633,792 Walmart, Inc 83,692,234
TOTAL FOOD & STAPLES RETAILING 123,055,042
FOOD, BEVERAGE & TOBACCO - 4 .1%
793,851 Altria Group, Inc 34,818,305
245,363 Archer-Daniels-Midland Co 20,308,695
9,868 Brown-Forman Corp (Class A) 714,443
33,121 Brown-Forman Corp (Class B) 2,458,241
61,344 * Bunge Ltd 5,663,891
83,903 Campbell Soup Co 4,140,613
431,592 Coca-Cola Co 27,695,259
201,483 ConAgra Brands, Inc 6,892,733
67,892 Constellation Brands, Inc (Class A) 16,722,478
65,794 * Darling International, Inc 4,558,208
81,385 Flowers Foods, Inc 2,312,148
8,776 * Freshpet, Inc 468,989
263,889 General Mills, Inc 19,736,258

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
8,512 Hershey Co $ 1,940,396
125,532 Hormel Foods Corp 6,193,749
29,413 Ingredion, Inc 2,675,995
44,533 J.M. Smucker Co 5,892,607
49,967 Kellogg Co 3,693,561
375,584 Keurig Dr Pepper, Inc 14,550,124
306,077 Kraft Heinz Co 11,272,816
109,771 McCormick & Co, Inc 9,588,497
76,495 Molson Coors Brewing Co (Class B) 4,570,576
609,366 Mondelez International, Inc 39,023,799
12,568 * Monster Beverage Corp 1,252,024
93,923 PepsiCo, Inc 16,432,768
681,528 Philip Morris International, Inc 66,210,445
14,222 * Pilgrim's Pride Corp 446,144
26,505 * Post Holdings, Inc 2,304,345
118 Seaboard Corp 479,156
125,603 * Tyson Foods, Inc (Class A) 11,054,320
TOTAL FOOD, BEVERAGE & TOBACCO 344,071,583
HEALTH CARE EQUIPMENT & SERVICES - 6 .4%
654,542 Abbott Laboratories 71,240,351
39,690 * Acadia Healthcare Co, Inc 3,290,698
4,438 * agilon health, Inc 111,083
8,589 * Align Technology, Inc 2,413,251
13,998 * Amedisys, Inc 1,677,660
186,076 Baxter International, Inc 10,915,218
124,446 Becton Dickinson & Co 30,403,402
625,375 * Boston Scientific Corp 25,671,644
119,303 Cardinal Health, Inc 7,105,687
254,808 * Centene Corp 23,689,500
23,026 * Certara, Inc 529,368
106,060 * Change Healthcare, Inc 2,574,076
4,121 Chemed Corp 1,982,572
115,131 Cigna Corp 31,702,472
20,557 Cooper Cos, Inc 6,722,139
574,556 CVS Health Corp 54,973,518
5,205 *,e Definitive Healthcare Corp 135,226
94,162 Dentsply Sirona, Inc 3,404,898
22,419 *,e Doximity, Inc 948,772
73,537 Elevance Health, Inc 35,084,503
42,873 Encompass Health Corp 2,170,231
21,436 * Enhabit, Inc 375,344
20,072 * Enovis Corp 1,198,700
69,923 * Envista Holdings Corp 2,842,370
32,007 * Globus Medical, Inc 1,878,491
92,799 HCA Healthcare, Inc 19,712,364
61,264 * Henry Schein, Inc 4,829,441
107,711 * Hologic, Inc 7,688,411
16,288 Humana, Inc 7,850,816
8,561 * ICU Medical, Inc 1,516,752
30,729 * Integra LifeSciences Holdings Corp 1,691,324
12,390 * Intuitive Surgical, Inc 2,851,806
40,571 Laboratory Corp of America Holdings 10,637,311
5,916 * Masimo Corp 855,335
51,115 McKesson Corp 17,459,862
588,435 Medtronic plc 54,442,006
5,676 * Molina Healthcare, Inc 1,860,139
50,996 *,e Oak Street Health, Inc 1,476,334
53,670 Premier, Inc 2,064,148
51,703 Quest Diagnostics, Inc 7,061,079
21,628 * QuidelOrtho Corp 2,206,921

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
27,366 *,e Signify Health, Inc $ 468,232
37,322 STERIS plc 8,421,709
71,613 Stryker Corp 15,378,892
1,936 * Tandem Diabetes Care, Inc 128,183
65,619 * Teladoc, Inc 2,418,060
20,543 Teleflex, Inc 4,939,770
46,535 * Tenet Healthcare Corp 3,076,894
37,354 UnitedHealth Group, Inc 20,258,568
30,501 Universal Health Services, Inc (Class B) 3,430,448
91,873 Zimmer Biomet Holdings, Inc 10,141,861
TOTAL HEALTH CARE EQUIPMENT & SERVICES 535,907,840
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
58,171 Church & Dwight Co, Inc 5,117,303
10,770 Clorox Co 1,527,617
139,701 Colgate-Palmolive Co 11,000,057
154,111 * Coty, Inc 1,128,092
60,008 Kimberly-Clark Corp 7,908,454
602,970 Procter & Gamble Co 83,758,563
23,360 Reynolds Consumer Products, Inc 678,841
17,607 Spectrum Brands Holdings, Inc 1,224,391
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 112,343,318
INSURANCE - 3 .3%
279,746 Aflac, Inc 16,029,446
4,986 * Alleghany Corp 4,175,675
120,378 Allstate Corp 14,080,615
29,150 American Financial Group, Inc 3,896,772
347,198 American International Group, Inc 17,974,440
5,347 Aon plc 1,556,191
106,550 * Arch Capital Group Ltd 4,730,820
80,732 Arthur J. Gallagher & Co 14,450,221
22,234 Assurant, Inc 3,908,292
27,764 Assured Guaranty Ltd 1,621,140
31,866 Axis Capital Holdings Ltd 1,608,914
32,303 * Brighthouse Financial, Inc 1,402,596
95,729 Brown & Brown, Inc 6,231,958
184,796 Chubb Ltd 34,859,917
68,478 Cincinnati Financial Corp 6,665,649
16,204 CNA Financial Corp 687,374
3,323 Erie Indemnity Co (Class A) 675,765
11,773 Everest Re Group Ltd 3,076,874
114,727 Fidelity National Financial Inc 4,584,491
46,672 First American Financial Corp 2,706,976
41,906 Globe Life, Inc 4,221,191
15,500 Hanover Insurance Group, Inc 2,115,285
143,950 Hartford Financial Services Group, Inc 9,280,456
27,102 Kemper Corp 1,268,374
59,501 Lincoln National Corp 3,054,781
89,647 Loews Corp 5,221,938
4,510 * Markel Corp 5,850,101
23,509 Marsh & McLennan Cos, Inc 3,854,536
301,336 Metlife, Inc 19,059,502
124,026 Old Republic International Corp 2,886,085
16,845 Primerica, Inc 2,167,783
109,763 Principal Financial Group 7,347,535
33,264 Progressive Corp 3,827,356
164,607 Prudential Financial, Inc 16,459,054
29,686 Reinsurance Group of America, Inc (Class A) 3,437,045
10,045 RenaissanceRe Holdings Ltd 1,298,919
104,946 Travelers Cos, Inc 16,654,930

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
89,093 Unum Group $ 2,867,904
90,139 W.R. Berkley Corp 5,636,392
1,322 White Mountains Insurance Group Ltd 1,638,526
48,556 Willis Towers Watson plc 10,048,179
TOTAL INSURANCE 273,119,998
MATERIALS - 4 .2%
97,996 Air Products & Chemicals, Inc 24,325,547
24,857 Albemarle Corp 6,072,814
81,000 Alcoa Corp 4,122,090
652,553 Amcor plc 8,450,561
29,240 Aptargroup, Inc 3,150,902
10,402 † Ardagh Group S.A. 175,794
59,564 Ardagh Metal Packaging S.A. 402,653
21,717 Ashland Global Holdings, Inc 2,181,907
13,726 Avery Dennison Corp 2,614,254
73,888 * Axalta Coating Systems Ltd 1,863,455
82,709 Ball Corp 6,072,495
29,522 * Berry Global Group, Inc 1,701,943
47,417 Celanese Corp (Series A) 5,571,972
26,826 Chemours Co 954,737
226,934 * Cleveland-Cliffs, Inc 4,019,001
317,347 Corteva, Inc 18,263,320
6,146 Crown Holdings, Inc 624,925
319,130 Dow, Inc 16,980,907
222,964 DuPont de Nemours, Inc 13,652,086
2,919 Eagle Materials, Inc 369,108
58,454 Eastman Chemical Co 5,607,492
12,047 Ecolab, Inc 1,989,803
95,900 Element Solutions, Inc 1,894,984
36,290 FMC Corp 4,031,819
633,335 Freeport-McMoRan, Inc (Class B) 19,981,719
286,708 *,e Ginkgo Bioworks Holdings, Inc 819,985
30,661 Graphic Packaging Holding Co 682,207
87,760 Huntsman Corp 2,541,530
111,606 International Flavors & Fragrances, Inc 13,844,724
163,008 International Paper Co 6,971,852
174,771 Linde plc 52,780,842
33,185 Louisiana-Pacific Corp 2,111,562
112,530 LyondellBasell Industries NV 10,028,674
24,838 Martin Marietta Materials, Inc 8,744,963
138,842 Mosaic Co 7,311,420
2,878 NewMarket Corp 894,482
348,079 Newmont Goldcorp Corp 15,761,017
115,921 Nucor Corp 15,742,072
61,251 Olin Corp 3,201,590
40,388 Packaging Corp of America 5,678,957
48,399 PPG Industries, Inc 6,257,507
27,709 Reliance Steel & Aluminum Co 5,271,637
28,171 Royal Gold, Inc 2,951,476
53,026 RPM International, Inc 4,793,550
11,626 Scotts Miracle-Gro Co (Class A) 1,034,133
37,238 Silgan Holdings, Inc 1,657,091
40,037 Sonoco Products Co 2,541,949
12,789 Southern Copper Corp 636,892
92,799 SSR Mining, Inc 1,527,471
78,329 Steel Dynamics, Inc 6,100,262
118,272 United States Steel Corp 2,797,133
29,686 Vulcan Materials Co 4,907,986
14,444 Westlake Chemical Corp 1,405,979

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
112,441 WestRock Co $ 4,763,001
TOTAL MATERIALS 348,838,232
MEDIA & ENTERTAINMENT - 6 .0%
343,387 Activision Blizzard, Inc 27,453,791
344,860 * Alphabet, Inc (Class A) 40,114,115
315,140 * Alphabet, Inc (Class C) 36,757,930
91,590 * Altice USA, Inc 962,611
226,261 * AMC Entertainment Holdings, Inc 3,294,360
1,093 Cable One, Inc 1,504,711
1,949,151 Comcast Corp (Class A) 73,132,146
107,769 * DISH Network Corp (Class A) 1,871,948
115,142 Electronic Arts, Inc 15,110,085
131,439 Fox Corp (Class A) 4,351,945
63,346 Fox Corp (Class B) 1,957,391
32,870 * IAC 2,251,595
170,286 Interpublic Group of Cos, Inc 5,086,443
4,879 Liberty Broadband Corp (Class A) 526,590
30,208 * Liberty Broadband Corp (Class C) 3,290,557
8,554 * Liberty Media Group (Class A) 530,262
78,028 * Liberty Media Group (Class C) 5,287,958
23,729 Liberty SiriusXM Group (Class A) 945,601
48,921 * Liberty SiriusXM Group (Class C) 1,948,034
35,620 * Live Nation, Inc 3,347,924
4,999 * Madison Square Garden Co 768,746
7,859 * Match Group, Inc 576,143
793,011 * Meta Platforms, Inc 126,168,050
105,341 * Netflix, Inc 23,691,191
69,681 New York Times Co (Class A) 2,226,308
166,229 News Corp (Class A) 2,849,165
53,175 News Corp (Class B) 918,864
16,488 Nexstar Media Group Inc 3,105,845
88,237 Omnicom Group, Inc 6,162,472
901 Paramount Global (Class A) 24,363
257,411 Paramount Global (Class B) 6,087,770
198,361 * Pinterest, Inc 3,864,072
37,595 * Roku, Inc 2,463,224
345,820 e Sirius XM Holdings, Inc 2,310,078
11,929 * Take-Two Interactive Software, Inc 1,583,336
41,086 * TripAdvisor, Inc 781,045
24,175 * Twitter, Inc 1,005,922
745,130 * Walt Disney Co 79,058,293
274,803 * Warner Bros Discovery, Inc 4,122,045
TOTAL MEDIA & ENTERTAINMENT 497,492,929
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10 .1%
4,141 * 10X Genomics, Inc 166,261
11,966 Agilent Technologies, Inc 1,604,641
37,448 Amgen, Inc 9,267,257
18,957 * Avantor, Inc 550,132
63,845 * Biogen, Inc 13,730,506
81,252 * BioMarin Pharmaceutical, Inc 6,991,735
9,224 * Bio-Rad Laboratories, Inc (Class A) 5,195,510
934,456 Bristol-Myers Squibb Co 68,944,164
32,422 Brooks Automation, Inc 2,213,126
50,896 * Catalent, Inc 5,756,338
1,350 * Charles River Laboratories International, Inc 338,229
265,372 Danaher Corp 77,347,977
196,078 * Elanco Animal Health, Inc 3,972,540
69,421 Eli Lilly & Co 22,887,409
62,683 * Exact Sciences Corp 2,827,003

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
19,168 * Exelixis, Inc $ 400,995
553,962 Gilead Sciences, Inc 33,099,229
6,883 * Horizon Therapeutics Plc 571,082
68,843 * Illumina, Inc 14,916,901
11,439 * Incyte Corp 888,581
4,767 * Ionis Pharmaceuticals, Inc 179,048
26,811 * Jazz Pharmaceuticals plc 4,184,125
1,156,584 Johnson & Johnson 201,847,040
646,758 Merck & Co, Inc 57,781,360
18,838 * Mirati Therapeutics, Inc 1,213,167
141,530 * Moderna, Inc 23,223,658
2,288 * Natera, Inc 107,536
109,070 Organon & Co 3,459,700
55,694 * PerkinElmer, Inc 8,530,650
58,349 Perrigo Co plc 2,443,073
2,483,707 Pfizer, Inc 125,452,041
99,857 * QIAGEN NV 4,956,901
39,080 * Regeneron Pharmaceuticals, Inc 22,732,445
6,973 * Repligen Corp 1,487,759
160,714 Royalty Pharma plc 6,989,452
38,100 * Syneos Health, Inc 3,015,234
151,018 Thermo Fisher Scientific, Inc 90,370,681
7,093 * Ultragenyx Pharmaceutical, Inc 377,915
20,155 * United Therapeutics Corp 4,657,216
6,276 * Vertex Pharmaceuticals, Inc 1,759,853
535,000 Viatris, Inc 5,184,150
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 841,622,620
REAL ESTATE - 5 .2%
72,100 Alexandria Real Estate Equities, Inc 11,952,738
60,635 American Campus Communities, Inc 3,960,678
127,451 American Homes 4 Rent 4,827,844
47,384 American Tower Corp 12,833,009
114,295 Americold Realty Trust 3,743,161
67,604 Apartment Income REIT Corp 3,065,165
61,165 AvalonBay Communities, Inc 13,085,640
67,038 Boston Properties, Inc 6,111,184
132,834 Brixmor Property Group, Inc 3,079,092
42,875 Camden Property Trust 6,049,663
73,973 CBRE Group, Inc 6,333,568
67,690 Cousins Properties, Inc 2,088,237
97,860 CubeSmart 4,488,838
124,391 Digital Realty Trust, Inc 16,475,588
72,900 Douglas Emmett, Inc 1,723,356
167,938 Duke Realty Corp 10,506,201
18,008 EastGroup Properties, Inc 3,071,084
33,388 EPR Properties 1,796,608
9,793 Equinix, Inc 6,891,726
30,108 Equity Lifestyle Properties, Inc 2,213,540
162,167 Equity Residential 12,712,271
28,664 Essex Property Trust, Inc 8,213,096
51,838 Extra Space Storage, Inc 9,824,338
32,976 Federal Realty Investment Trust 3,482,595
54,217 First Industrial Realty Trust, Inc 2,816,573
103,578 Gaming and Leisure Properties, Inc 5,385,020
166,541 Healthcare Realty Trust, Inc 4,371,701
232,617 Healthpeak Properties Inc 6,427,208
47,360 Highwoods Properties, Inc 1,684,595
306,396 Host Hotels and Resorts, Inc 5,456,913
17,193 * Howard Hughes Corp 1,218,812
65,811 Hudson Pacific Properties 989,797

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
267,221 Invitation Homes, Inc $ 10,429,636
36,465 Iron Mountain, Inc 1,768,188
53,371 JBG SMITH Properties 1,357,758
21,300 * Jones Lang LaSalle, Inc 4,061,271
50,345 Kilroy Realty Corp 2,727,692
266,912 Kimco Realty Corp 5,901,424
4,668 Lamar Advertising Co 471,748
36,995 Life Storage, Inc 4,657,301
256,612 Medical Properties Trust, Inc 4,423,991
49,545 Mid-America Apartment Communities, Inc 9,201,993
79,447 National Retail Properties, Inc 3,782,472
37,157 National Storage Affiliates Trust 2,037,690
101,834 Omega Healthcare Investors, Inc 3,156,854
180,952 *,e Opendoor Technologies, Inc 888,474
96,510 Park Hotels & Resorts, Inc 1,504,591
325,690 Prologis, Inc 43,173,466
14,107 Public Storage, Inc 4,604,666
63,958 Rayonier, Inc 2,414,415
267,021 Realty Income Corp 19,756,884
73,842 Regency Centers Corp 4,757,640
69,560 Rexford Industrial Realty, Inc 4,549,920
36,054 SBA Communications Corp 12,106,573
73,571 Simon Property Group, Inc 7,992,753
27,352 SL Green Realty Corp 1,358,027
58,580 Spirit Realty Capital, Inc 2,597,437
112,826 STORE Capital Corp 3,274,211
52,530 Sun Communities, Inc 8,612,819
138,914 UDR, Inc 6,723,438
175,305 Ventas, Inc 9,427,903
421,239 VICI Properties, Inc 14,402,161
76,892 Vornado Realty Trust 2,336,748
199,038 Welltower, Inc 17,184,941
56,894 *,e WeWork, Inc 271,384
327,142 Weyerhaeuser Co 11,881,797
82,769 WP Carey, Inc 7,391,272
23,928 * Zillow Group, Inc (Class A) 837,480
67,384 * Zillow Group, Inc (Class C) 2,350,354
TOTAL REAL ESTATE 431,257,211
RETAILING - 2 .2%
24,624 Advance Auto Parts, Inc 4,767,699
16,909 * Autonation, Inc 2,007,775
799 * AutoZone, Inc 1,707,775
104,621 Bath & Body Works, Inc 3,718,230
60,466 Best Buy Co, Inc 4,655,277
1,655 * Burlington Stores, Inc 233,570
62,084 * CarMax, Inc 6,179,841
26,951 e Dick's Sporting Goods, Inc 2,522,344
64,205 * Dollar Tree, Inc 10,616,939
12,582 * DoorDash, Inc 877,595
213,418 eBay, Inc 10,378,517
117,528 *,e GameStop Corp (Class A) 3,997,127
81,332 Gap, Inc 782,414
55,871 Genuine Parts Co 8,541,000
190,215 Home Depot, Inc 57,243,302
59,794 Kohl's Corp 1,742,397
5,340 * Leslie's, Inc 80,955
12,476 Lithia Motors, Inc (Class A) 3,309,633
114,679 LKQ Corp 6,288,996
39,717 Lowe's Companies, Inc 7,606,997
124,590 Macy's, Inc 2,199,014

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
13,245 Nordstrom, Inc $ 311,390
28,048 * Ollie's Bargain Outlet Holdings, Inc 1,653,430
16,936 * O'Reilly Automotive, Inc 11,916,000
11,762 Penske Auto Group, Inc 1,346,631
35,226 *,e Petco Health & Wellness Co, Inc 490,346
4,767 * RH 1,332,043
87,076 Ross Stores, Inc 7,075,796
91,139 Target Corp 14,890,290
10,532 * Victoria's Secret & Co 389,263
14,419 *,e Wayfair, Inc 777,328
7,727 e Williams-Sonoma, Inc 1,115,933
TOTAL RETAILING 180,755,847
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .6%
150,081 * Advanced Micro Devices, Inc 14,178,152
184,397 Analog Devices, Inc 31,708,908
25,315 * Cirrus Logic, Inc 2,163,420
49,077 * First Solar, Inc 4,866,966
20,733 *,e GLOBALFOUNDRIES, Inc 1,067,335
1,799,964 Intel Corp 65,356,693
371,679 Marvell Technology, Inc 20,695,087
36,938 Microchip Technology, Inc 2,543,551
396,413 Micron Technology, Inc 24,522,108
24,297 MKS Instruments, Inc 2,871,905
71,439 * ON Semiconductor Corp 4,770,696
46,814 * Qorvo, Inc 4,871,933
70,416 Skyworks Solutions, Inc 7,666,894
6,516 Teradyne, Inc 657,399
128,841 Texas Instruments, Inc 23,048,367
49,588 * Wolfspeed, Inc 4,130,680
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 215,120,094
SOFTWARE & SERVICES - 4 .3%
76,859 *,e Affirm Holdings, Inc 2,062,895
68,203 * Akamai Technologies, Inc 6,562,493
52,502 Amdocs Ltd 4,570,824
18,021 * Ansys, Inc 5,027,679
15,147 Automatic Data Processing, Inc 3,652,245
42,720 * Bill.Com Holdings, Inc 5,770,618
61,373 * Black Knight, Inc 4,030,979
226,678 * Block, Inc 17,241,129
4,575 Broadridge Financial Solutions, Inc 734,516
45,306 * CCC Intelligent Solutions Holdings, Inc 452,607
48,539 * Ceridian HCM Holding, Inc 2,658,481
29,239 Citrix Systems, Inc 2,965,127
228,409 Cognizant Technology Solutions Corp (Class A) 15,522,676
19,938 Concentrix Corp 2,666,907
14,623 * Coupa Software, Inc 956,637
27,604 Dolby Laboratories, Inc (Class A) 2,136,550
3,604 * DoubleVerify Holdings, Inc 82,640
8,345 * Dropbox, Inc 189,765
110,424 * DXC Technology Co 3,489,398
6,358 * Euronet Worldwide, Inc 624,801
267,331 Fidelity National Information Services, Inc 27,310,535
100,543 * FireEye, Inc 2,290,369
238,685 * Fiserv, Inc 25,224,231
37,324 Genpact Ltd 1,794,538
122,594 Global Payments, Inc 14,995,698
61,098 * GoDaddy, Inc 4,532,250
36,069 * Guidewire Software, Inc 2,803,283
15,363 *,e Informatica, Inc 351,813

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
130,958 International Business Machines Corp $ 17,127,997
4,374 * Jamf Holding Corp 106,900
96,075 * Kyndryl Holdings, Inc 1,005,905
10,532 * Manhattan Associates, Inc 1,481,536
19,775 *,e nCino OpCo, Inc 638,535
52,755 * NCR Corp 1,711,900
167,516 NortonLifelock, Inc 4,109,167
44,154 * Nutanix, Inc 668,050
46,980 * Okta, Inc 4,625,181
207,531 Oracle Corp 16,154,213
20,671 *,e Paycor HCM, Inc 551,709
351,150 * PayPal Holdings, Inc 30,385,009
7,111 * Procore Technologies, Inc 367,639
46,256 Roper Technologies, Inc 20,198,607
332,936 * Salesforce, Inc 61,266,883
22,292 * SentinelOne, Inc 553,956
5,016 * Snowflake, Inc 751,948
95,147 SS&C Technologies Holdings, Inc 5,629,848
25,824 Switch, Inc 873,109
20,897 * Teradata Corp 800,146
46,716 * Twilio, Inc 3,961,517
2,320 * Tyler Technologies, Inc 925,680
148,329 * UiPath, Inc 2,718,871
29,818 *,e Unity Software, Inc 1,114,895
37,496 * VeriSign, Inc 7,092,743
46,936 VMware, Inc (Class A) 5,453,963
111,859 Western Union Co 1,903,840
6,318 * WEX, Inc 1,050,115
5,218 * Wix.com Ltd 309,584
54,850 * Zoom Video Communications, Inc 5,696,721
TOTAL SOFTWARE & SERVICES 359,937,851
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
63,115 Amphenol Corp (Class A) 4,868,060
27,357 * Arrow Electronics, Inc 3,506,347
41,127 Avnet, Inc 1,968,750
66,983 * Ciena Corp 3,456,323
1,827,896 Cisco Systems, Inc 82,931,642
5,248 Cognex Corp 267,543
311,141 Corning, Inc 11,437,543
99,186 Dell Technologies, Inc 4,469,321
25,923 * F5 Networks, Inc 4,338,473
563,018 Hewlett Packard Enterprise Co 8,017,376
249,695 HP, Inc 8,337,316
47,183 * II-VI, Inc 2,483,713
14,531 * IPG Photonics Corp 1,548,714
12,967 Jabil Inc 769,462
136,446 Juniper Networks, Inc 3,824,581
5,883 * Keysight Technologies, Inc 956,576
10,318 Littelfuse, Inc 2,877,381
29,651 * Lumentum Holdings, Inc 2,682,229
72,169 Motorola Solutions, Inc 17,218,802
49,827 National Instruments Corp 1,893,426
18,503 SYNNEX Corp 1,858,071
20,277 * Teledyne Technologies, Inc 7,936,418
106,436 * Trimble Inc 7,389,851
1,860 e Ubiquiti, Inc 561,032
30,185 * Viasat, Inc 993,992
33,370 Vontier Corp 860,946
138,932 * Western Digital Corp 6,821,561

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
13,517 * Zebra Technologies Corp (Class A) $ 4,834,896
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 199,110,345
TELECOMMUNICATION SERVICES - 2 .3%
3,149,358 AT&T, Inc 59,144,943
107,225 * Frontier Communications Parent, Inc 2,778,200
457,824 Lumen Technologies, Inc 4,985,704
261,106 * T-Mobile US, Inc 37,353,824
1,846,843 Verizon Communications, Inc 85,305,678
TOTAL TELECOMMUNICATION SERVICES 189,568,349
TRANSPORTATION - 1 .6%
52,562 * Alaska Air Group, Inc 2,330,074
3,903 Amerco, Inc 2,096,223
282,775 *,e American Airlines Group, Inc 3,876,845
13,018 * Avis Budget Group, Inc 2,369,667
40,160 CH Robinson Worldwide, Inc 4,445,712
15,163 * Copa Holdings S.A. (Class A) 1,019,257
712,080 CSX Corp 23,021,546
50,513 Expeditors International of Washington, Inc 5,367,006
105,202 FedEx Corp 24,521,534
41,203 * GXO Logistics, Inc 1,977,744
101,994 *,e Hertz Global Holdings, Inc 2,184,712
4,049 JB Hunt Transport Services, Inc 742,060
162,299 * JetBlue Airways Corp 1,366,558
26,200 * Kirby Corp 1,662,128
69,127 Knight-Swift Transportation Holdings, Inc 3,798,529
1,857 Landstar System, Inc 290,769
26,841 * Lyft, Inc (Class A) 372,016
104,218 Norfolk Southern Corp 26,176,435
22,539 Ryder System, Inc 1,765,255
26,410 Schneider National, Inc 668,965
257,312 * Southwest Airlines Co 9,808,733
113,263 * Uber Technologies, Inc 2,656,017
142,817 * United Airlines Holdings Inc 5,248,525
34,796 United Parcel Service, Inc (Class B) 6,781,392
41,407 * XPO Logistics, Inc 2,473,654
TOTAL TRANSPORTATION 137,021,356
UTILITIES - 5 .9%
239,546 AES Corp 5,322,712
108,332 Alliant Energy Corp 6,600,669
112,701 Ameren Corp 10,494,717
225,284 American Electric Power Co, Inc 22,203,991
79,676 American Water Works Co, Inc 12,384,838
62,528 Atmos Energy Corp 7,590,274
31,029 Avangrid, Inc 1,512,043
55,901 Brookfield Renewable Corp 2,186,847
275,922 Centerpoint Energy, Inc 8,743,968
126,782 CMS Energy Corp 8,713,727
155,417 Consolidated Edison, Inc 15,428,246
143,009 Constellation Energy Corp 9,452,895
358,379 Dominion Energy, Inc 29,379,910
84,475 DTE Energy Co 11,007,093
339,670 Duke Energy Corp 37,339,923
164,643 Edison International 11,157,856
88,893 Entergy Corp 10,234,251
98,886 Essential Utilities Inc 5,136,139
99,924 Evergy, Inc 6,820,812
150,921 Eversource Energy 13,314,251
429,192 Exelon Corp 19,953,136

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
237,799 FirstEnergy Corp $ 9,773,539
49,154 Hawaiian Electric Industries, Inc 2,079,214
22,571 Idacorp, Inc 2,521,632
35,212 National Fuel Gas Co 2,547,236
863,627 NextEra Energy, Inc 72,967,845
177,763 NiSource, Inc 5,403,995
103,301 NRG Energy, Inc 3,899,613
88,679 OGE Energy Corp 3,642,933
679,278 *,b PG&E Corp 7,376,959
48,823 Pinnacle West Capital Corp 3,587,026
319,751 PPL Corp 9,298,359
219,620 Public Service Enterprise Group, Inc 14,422,445
137,837 Sempra Energy 22,853,375
468,448 Southern Co 36,018,967
91,146 UGI Corp 3,933,861
78,952 Vistra Energy Corp 2,040,909
138,201 WEC Energy Group, Inc 14,346,646
238,847 Xcel Energy, Inc 17,478,824
TOTAL UTILITIES 489,171,676
TOTAL COMMON STOCKS 8,318,625,238
(Cost $6,158,540,578)
SHORT-TERM INVESTMENTS - 0.4%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
34,386,304 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% 34,386,304
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 34,386,304
TOTAL SHORT-TERM INVESTMENTS 34,386,304
(Cost $34,386,304)
TOTAL INVESTMENTS - 100.3% 8,353,011,542
(Cost $6,192,926,882)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (26,836,363)
NET ASSETS - 100.0% $ 8,326,175,179
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,504,649.

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2 .6%
55,245 * Aptiv plc $ 5,794,648
47,078 BorgWarner, Inc 1,810,620
799,808 Ford Motor Co 11,749,179
294,634 * General Motors Co 10,683,429
170,117 * Tesla, Inc 151,650,800
TOTAL AUTOMOBILES & COMPONENTS 181,688,676
BANKS - 3 .6%
1,436,848 Bank of America Corp 48,579,831
394,733 Citigroup, Inc 20,486,643
100,283 Citizens Financial Group, Inc 3,807,745
27,942 Comerica, Inc 2,173,049
137,727 Fifth Third Bancorp 4,699,245
36,203 First Republic Bank 5,890,590
281,671 Huntington Bancshares, Inc 3,743,408
595,410 JPMorgan Chase & Co 68,686,498
182,355 Keycorp 3,337,096
35,708 M&T Bank Corp 6,336,385
83,513 PNC Financial Services Group, Inc 13,858,147
200,614 Regions Financial Corp 4,249,004
12,297 Signature Bank 2,281,954
11,914 * SVB Financial Group 4,807,895
269,138 Truist Financial Corp 13,583,395
273,503 US Bancorp 12,909,342
768,067 Wells Fargo & Co 33,695,099
32,129 Zions Bancorporation 1,752,637
TOTAL BANKS 254,877,963
CAPITAL GOODS - 5 .2%
115,217 3M Co 16,503,683
25,588 A.O. Smith Corp 1,618,953
18,121 Allegion plc 1,915,390
48,066 Ametek, Inc 5,936,151
112,749 * Boeing Co 17,962,043
170,501 Carrier Global Corp 6,910,406
108,388 Caterpillar, Inc 21,487,921
28,774 Cummins, Inc 6,367,974
56,597 Deere & Co 19,422,958
28,458 Dover Corp 3,804,265
79,634 Eaton Corp 11,816,889
119,869 Emerson Electric Co 10,796,601
116,816 Fastenal Co 5,999,670
72,756 Fortive Corp 4,689,124
27,977 Fortune Brands Home & Security, Inc 1,949,437
12,847 * Generac Holdings, Inc 3,446,850
46,231 General Dynamics Corp 10,479,181
221,459 General Electric Co 16,368,035
138,036 Honeywell International, Inc 26,566,409
75,031 Howmet Aerospace, Inc 2,785,901
8,257 Huntington Ingalls 1,790,448
15,094 IDEX Corp 3,150,872
57,457 Illinois Tool Works, Inc 11,937,266
82,315 Ingersoll Rand, Inc 4,099,287
144,178 Johnson Controls International plc 7,772,636
39,593 L3Harris Technologies, Inc 9,501,132
47,686 Lockheed Martin Corp 19,732,944
46,195 Masco Corp 2,558,279
10,954 Nordson Corp 2,530,264
29,620 Northrop Grumman Corp 14,185,018

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
86,189 Otis Worldwide Corp $ 6,737,394
68,753 PACCAR, Inc 6,292,275
26,085 Parker-Hannifin Corp 7,540,913
33,503 Pentair plc 1,637,962
29,722 Quanta Services, Inc 4,123,333
301,092 Raytheon Technologies Corp 28,064,785
23,061 Rockwell Automation, Inc 5,887,012
10,033 Snap-On, Inc 2,247,894
33,061 Stanley Black & Decker, Inc 3,217,827
43,484 Textron, Inc 2,854,290
47,503 Trane Technologies plc 6,982,466
10,595 * TransDigm Group, Inc 6,593,692
14,561 * United Rentals, Inc 4,698,398
8,491 W.W. Grainger, Inc 4,615,113
36,826 Westinghouse Air Brake Technologies Corp 3,442,126
37,093 Xylem, Inc 3,413,669
TOTAL CAPITAL GOODS 372,435,136
COMMERCIAL & PROFESSIONAL SERVICES - 0 .8%
17,679 Cintas Corp 7,522,238
44,042 * Copart, Inc 5,641,780
24,548 Equifax, Inc 5,128,323
25,208 Jacobs Engineering Group, Inc 3,461,058
28,147 Leidos Holdings, Inc 3,011,729
71,466 Nielsen NV 1,711,611
42,141 Republic Services, Inc 5,843,271
22,494 Robert Half International, Inc 1,780,175
49,762 Rollins, Inc 1,919,320
32,188 Verisk Analytics, Inc 6,123,767
77,419 Waste Management, Inc 12,740,071
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 54,883,343
CONSUMER DURABLES & APPAREL - 0 .8%
62,412 DR Horton, Inc 4,870,008
30,654 Garmin Ltd 2,992,444
26,164 Hasbro, Inc 2,059,630
51,931 Lennar Corp (Class A) 4,414,135
11,347 * Mohawk Industries, Inc 1,457,863
81,626 Newell Brands Inc 1,649,661
256,606 Nike, Inc (Class B) 29,489,162
642 * NVR, Inc 2,820,370
50,763 Pulte Homes, Inc 2,214,282
14,228 PVH Corp 880,998
8,840 Ralph Lauren Corp 871,889
51,575 Tapestry, Inc 1,734,467
65,381 VF Corp 2,921,223
11,311 Whirlpool Corp 1,955,333
TOTAL CONSUMER DURABLES & APPAREL 60,331,465
CONSUMER SERVICES - 1 .8%
8,263 * Booking Holdings, Inc 15,994,607
42,580 * Caesars Entertainment, Inc 1,945,480
196,352 *,e Carnival Corp 1,778,949
5,610 * Chipotle Mexican Grill, Inc (Class A) 8,775,274
26,503 Darden Restaurants, Inc 3,299,359
7,397 Domino's Pizza, Inc 2,900,438
29,503 * Expedia Group, Inc 3,128,793
56,135 Hilton Worldwide Holdings, Inc 7,189,210
71,901 * Las Vegas Sands Corp 2,709,949
55,698 Marriott International, Inc (Class A) 8,845,956
149,547 McDonald's Corp 39,386,193

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
79,028 MGM Resorts International $ 2,586,587
82,996 *,e Norwegian Cruise Line Holdings Ltd 1,008,401
33,046 * Penn National Gaming, Inc 1,141,739
44,840 * Royal Caribbean Cruises Ltd 1,735,756
230,538 Starbucks Corp 19,545,012
20,392 * Wynn Resorts Ltd 1,294,484
58,267 Yum! Brands, Inc 7,140,038
TOTAL CONSUMER SERVICES 130,406,225
DIVERSIFIED FINANCIALS - 5 .0%
123,724 American Express Co 19,055,971
22,642 Ameriprise Financial, Inc 6,111,529
148,501 Bank of New York Mellon Corp 6,453,854
366,784 * Berkshire Hathaway, Inc (Class B) 110,255,270
28,653 BlackRock, Inc 19,174,015
79,127 Capital One Financial Corp 8,690,518
21,309 CBOE Global Markets, Inc 2,629,104
305,220 Charles Schwab Corp 21,075,441
73,489 CME Group, Inc 14,659,586
58,000 Discover Financial Services 5,858,000
7,631 Factset Research Systems, Inc 3,278,888
55,201 Franklin Resources, Inc 1,515,268
69,490 Goldman Sachs Group, Inc 23,167,271
111,703 Intercontinental Exchange Group, Inc 11,392,589
72,146 Invesco Ltd 1,279,870
7,556 MarketAxess Holdings, Inc 2,046,014
32,621 Moody's Corp 10,120,665
285,078 Morgan Stanley 24,032,075
16,277 MSCI, Inc (Class A) 7,834,771
23,816 Nasdaq Inc 4,308,314
41,741 Northern Trust Corp 4,164,917
39,357 Raymond James Financial, Inc 3,875,484
70,409 S&P Global, Inc 26,539,264
73,974 State Street Corp 5,255,113
105,136 Synchrony Financial 3,519,953
46,051 T Rowe Price Group, Inc 5,685,917
TOTAL DIVERSIFIED FINANCIALS 351,979,661
ENERGY - 4 .3%
63,955 APA Corp 2,377,207
192,054 Baker Hughes Co 4,933,867
163,507 Cabot Oil & Gas Corp 5,001,679
398,478 Chevron Corp 65,262,727
262,071 ConocoPhillips 25,533,578
123,434 Devon Energy Corp 7,757,827
34,423 Diamondback Energy, Inc 4,406,832
120,232 EOG Resources, Inc 13,372,203
853,735 d Exxon Mobil Corp 82,752,534
186,819 Halliburton Co 5,473,797
56,478 Hess Corp 6,352,081
399,015 Kinder Morgan, Inc 7,178,280
142,769 Marathon Oil Corp 3,540,671
108,762 Marathon Petroleum Corp 9,969,125
179,758 Occidental Petroleum Corp 11,819,089
88,593 ONEOK, Inc 5,292,546
96,669 Phillips 66 8,603,541
45,794 Pioneer Natural Resources Co 10,850,888
283,062 Schlumberger Ltd 10,481,786
83,655 Valero Energy Corp 9,266,464

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
249,148 Williams Cos, Inc $ 8,493,455
TOTAL ENERGY 308,720,177
FOOD & STAPLES RETAILING - 1 .5%
89,835 Costco Wholesale Corp 48,627,686
133,335 Kroger Co 6,192,077
103,813 SYSCO Corp 8,813,724
146,983 Walgreens Boots Alliance, Inc 5,823,466
284,877 Walmart, Inc 37,618,008
TOTAL FOOD & STAPLES RETAILING 107,074,961
FOOD, BEVERAGE & TOBACCO - 3 .5%
367,121 Altria Group, Inc 16,101,927
113,105 Archer-Daniels-Midland Co 9,361,701
36,964 Brown-Forman Corp (Class B) 2,743,468
41,816 Campbell Soup Co 2,063,620
790,966 Coca-Cola Co 50,756,288
96,282 ConAgra Brands, Inc 3,293,807
33,211 Constellation Brands, Inc (Class A) 8,180,201
124,120 General Mills, Inc 9,282,935
29,446 Hershey Co 6,712,510
58,548 Hormel Foods Corp 2,888,758
21,437 J.M. Smucker Co 2,836,544
49,048 Kellogg Co 3,625,628
148,858 Keurig Dr Pepper, Inc 5,766,759
144,084 Kraft Heinz Co 5,306,614
30,548 Lamb Weston Holdings, Inc 2,433,454
50,344 McCormick & Co, Inc 4,397,548
38,804 Molson Coors Brewing Co (Class B) 2,318,539
281,311 Mondelez International, Inc 18,015,156
76,072 * Monster Beverage Corp 7,578,293
280,433 PepsiCo, Inc 49,064,558
314,069 Philip Morris International, Inc 30,511,803
58,365 * Tyson Foods, Inc (Class A) 5,136,704
TOTAL FOOD, BEVERAGE & TOBACCO 248,376,815
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
354,034 Abbott Laboratories 38,533,061
9,473 * Abiomed, Inc 2,775,684
14,853 * Align Technology, Inc 4,173,247
29,371 AmerisourceBergen Corp 4,286,110
100,940 Baxter International, Inc 5,921,140
57,763 Becton Dickinson & Co 14,112,079
288,760 * Boston Scientific Corp 11,853,598
54,850 Cardinal Health, Inc 3,266,866
119,307 * Centene Corp 11,091,972
63,669 Cigna Corp 17,531,896
9,945 Cooper Cos, Inc 3,252,015
264,283 CVS Health Corp 25,286,597
14,118 * DaVita, Inc 1,188,171
44,965 Dentsply Sirona, Inc 1,625,934
80,649 * Dexcom, Inc 6,619,670
125,482 * Edwards Lifesciences Corp 12,615,960
48,901 Elevance Health, Inc 23,330,667
45,788 HCA Healthcare, Inc 9,726,287
27,628 * Henry Schein, Inc 2,177,915
50,698 * Hologic, Inc 3,618,823
25,731 Humana, Inc 12,402,342
17,123 * IDEXX Laboratories, Inc 6,835,159
72,728 * Intuitive Surgical, Inc 16,739,804
18,777 Laboratory Corp of America Holdings 4,923,142

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
30,174 McKesson Corp $ 10,306,835
270,359 Medtronic plc 25,013,615
11,824 * Molina Healthcare, Inc 3,874,961
24,653 Quest Diagnostics, Inc 3,366,860
29,953 Resmed, Inc 7,204,296
19,701 STERIS plc 4,445,531
67,835 Stryker Corp 14,567,566
10,022 Teleflex, Inc 2,409,890
190,278 UnitedHealth Group, Inc 103,195,371
14,470 Universal Health Services, Inc (Class B) 1,627,441
42,106 Zimmer Biomet Holdings, Inc 4,648,081
TOTAL HEALTH CARE EQUIPMENT & SERVICES 424,548,586
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
49,708 Church & Dwight Co, Inc 4,372,813
24,885 Clorox Co 3,529,688
170,977 Colgate-Palmolive Co 13,462,729
47,033 Estee Lauder Cos (Class A) 12,844,712
67,540 Kimberly-Clark Corp 8,901,097
486,903 Procter & Gamble Co 67,635,696
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 110,746,735
INSURANCE - 2 .0%
120,025 Aflac, Inc 6,877,433
56,488 Allstate Corp 6,607,401
158,878 American International Group, Inc 8,225,114
42,903 Aon plc 12,486,489
41,851 Arthur J. Gallagher & Co 7,490,910
10,824 Assurant, Inc 1,902,643
47,780 Brown & Brown, Inc 3,110,478
85,993 Chubb Ltd 16,221,720
29,398 Cincinnati Financial Corp 2,861,601
7,745 Everest Re Group Ltd 2,024,156
18,197 Globe Life, Inc 1,832,984
67,007 Hartford Financial Services Group, Inc 4,319,941
33,892 Lincoln National Corp 1,740,015
37,339 Loews Corp 2,174,997
102,344 Marsh & McLennan Cos, Inc 16,780,322
142,601 Metlife, Inc 9,019,513
50,854 Principal Financial Group 3,404,167
119,335 Progressive Corp 13,730,685
76,727 Prudential Financial, Inc 7,671,933
48,959 Travelers Cos, Inc 7,769,793
43,333 W.R. Berkley Corp 2,709,613
22,380 Willis Towers Watson plc 4,631,317
TOTAL INSURANCE 143,593,225
MATERIALS - 2 .5%
44,616 Air Products & Chemicals, Inc 11,075,030
23,751 Albemarle Corp 5,802,607
288,524 Amcor plc 3,736,386
17,087 Avery Dennison Corp 3,254,390
66,037 Ball Corp 4,848,437
21,757 Celanese Corp (Series A) 2,556,665
43,054 CF Industries Holdings, Inc 4,111,227
143,919 Corteva, Inc 8,282,538
151,102 Dow, Inc 8,040,137
104,925 DuPont de Nemours, Inc 6,424,558
26,022 Eastman Chemical Co 2,496,291
49,560 Ecolab, Inc 8,185,825
26,013 FMC Corp 2,890,044

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
293,181 Freeport-McMoRan, Inc (Class B) $ 9,249,861
52,119 International Flavors & Fragrances, Inc 6,465,362
76,930 International Paper Co 3,290,296
101,958 Linde plc 30,791,316
51,511 LyondellBasell Industries NV 4,590,660
12,685 Martin Marietta Materials, Inc 4,466,135
75,119 Mosaic Co 3,955,767
160,594 Newmont Goldcorp Corp 7,271,696
53,918 Nucor Corp 7,322,064
18,407 Packaging Corp of America 2,588,208
47,887 PPG Industries, Inc 6,191,310
31,418 Sealed Air Corp 1,920,268
48,698 Sherwin-Williams Co 11,781,994
26,785 Vulcan Materials Co 4,428,364
53,922 WestRock Co 2,284,136
TOTAL MATERIALS 178,301,572
MEDIA & ENTERTAINMENT - 7 .1%
159,335 Activision Blizzard, Inc 12,738,833
1,219,258 * Alphabet, Inc (Class A) 141,824,091
1,117,968 * Alphabet, Inc (Class C) 130,399,787
23,276 * Charter Communications, Inc 10,057,560
905,651 Comcast Corp (Class A) 33,980,026
50,633 * DISH Network Corp (Class A) 879,495
57,287 Electronic Arts, Inc 7,517,773
62,585 Fox Corp (Class A) 2,072,189
31,642 Fox Corp (Class B) 977,738
81,983 Interpublic Group of Cos, Inc 2,448,832
28,867 * Live Nation, Inc 2,713,209
58,828 * Match Group, Inc 4,312,681
464,859 * Meta Platforms, Inc 73,959,067
90,404 * Netflix, Inc 20,331,860
78,343 News Corp (Class A) 1,342,799
23,960 News Corp (Class B) 414,029
41,069 Omnicom Group, Inc 2,868,259
125,547 Paramount Global (Class B) 2,969,187
31,710 * Take-Two Interactive Software, Inc 4,208,868
153,461 * Twitter, Inc 6,385,512
369,215 * Walt Disney Co 39,173,711
442,394 * Warner Bros Discovery, Inc 6,635,910
TOTAL MEDIA & ENTERTAINMENT 508,211,416
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
358,183 AbbVie, Inc 51,402,842
60,784 Agilent Technologies, Inc 8,151,134
108,251 Amgen, Inc 26,788,875
29,740 * Biogen, Inc 6,395,884
4,232 * Bio-Rad Laboratories, Inc (Class A) 2,383,716
7,904 Bio-Techne Corp 3,045,253
431,411 Bristol-Myers Squibb Co 31,829,504
36,312 * Catalent, Inc 4,106,887
10,113 * Charles River Laboratories International, Inc 2,533,711
131,222 Danaher Corp 38,247,276
159,913 Eli Lilly & Co 52,721,717
252,522 Gilead Sciences, Inc 15,088,190
32,034 * Illumina, Inc 6,941,127
39,212 * Incyte Corp 3,045,988
39,083 * IQVIA Holdings, Inc 9,390,473
533,718 Johnson & Johnson 93,144,465
512,531 Merck & Co, Inc 45,789,520
4,618 * Mettler-Toledo International, Inc 6,233,053

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
71,026 * Moderna, Inc $ 11,654,656
57,515 Organon & Co 1,824,376
25,599 * PerkinElmer, Inc 3,920,999
1,137,324 Pfizer, Inc 57,446,235
21,869 * Regeneron Pharmaceuticals, Inc 12,720,979
79,372 Thermo Fisher Scientific, Inc 47,496,999
51,792 * Vertex Pharmaceuticals, Inc 14,522,995
245,025 Viatris, Inc 2,374,292
12,266 * Waters Corp 4,465,192
14,738 West Pharmaceutical Services, Inc 5,063,387
95,580 Zoetis, Inc 17,448,129
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 586,177,854
REAL ESTATE - 2 .9%
29,546 Alexandria Real Estate Equities, Inc 4,898,136
94,272 American Tower Corp 25,531,686
28,084 AvalonBay Communities, Inc 6,008,291
30,203 Boston Properties, Inc 2,753,305
22,243 Camden Property Trust 3,138,487
67,569 CBRE Group, Inc 5,785,258
87,210 Crown Castle International Corp 15,755,359
57,079 Digital Realty Trust, Inc 7,560,113
77,101 Duke Realty Corp 4,823,439
18,455 Equinix, Inc 12,987,522
69,842 Equity Residential 5,474,914
13,058 Essex Property Trust, Inc 3,741,509
27,046 Extra Space Storage, Inc 5,125,758
14,836 Federal Realty Investment Trust 1,566,830
110,314 Healthpeak Properties Inc 3,047,976
139,222 Host Hotels and Resorts, Inc 2,479,544
58,755 Iron Mountain, Inc 2,849,030
121,403 Kimco Realty Corp 2,684,220
22,847 Mid-America Apartment Communities, Inc 4,243,373
150,583 Prologis, Inc 19,961,282
30,619 Public Storage, Inc 9,994,348
120,934 Realty Income Corp 8,947,907
33,293 Regency Centers Corp 2,145,068
21,665 SBA Communications Corp 7,274,890
65,348 Simon Property Group, Inc 7,099,407
62,178 UDR, Inc 3,009,415
83,794 Ventas, Inc 4,506,441
192,605 VICI Properties, Inc 6,585,165
37,541 Vornado Realty Trust 1,140,871
92,196 Welltower, Inc 7,960,203
151,510 Weyerhaeuser Co 5,502,843
TOTAL REAL ESTATE 204,582,590
RETAILING - 6 .2%
12,960 Advance Auto Parts, Inc 2,509,315
1,773,760 * Amazon.com, Inc 239,368,912
3,996 * AutoZone, Inc 8,541,011
49,358 Bath & Body Works, Inc 1,754,183
43,681 Best Buy Co, Inc 3,363,000
31,229 * CarMax, Inc 3,108,535
46,710 Dollar General Corp 11,604,165
45,209 * Dollar Tree, Inc 7,475,760
112,707 eBay, Inc 5,480,941
25,483 * Etsy, Inc 2,643,097
29,457 Genuine Parts Co 4,503,092
209,150 Home Depot, Inc 62,941,601
53,566 LKQ Corp 2,937,560

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
132,887 Lowe's Companies, Inc $ 25,451,847
13,585 * O'Reilly Automotive, Inc 9,558,270
7,894 Pool Corp 2,823,684
70,250 Ross Stores, Inc 5,708,515
92,909 Target Corp 15,179,472
239,370 TJX Companies, Inc 14,639,869
23,052 Tractor Supply Co 4,413,997
10,597 * Ulta Beauty, Inc 4,121,279
TOTAL RETAILING 438,128,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .5%
328,249 * Advanced Micro Devices, Inc 31,009,683
106,432 Analog Devices, Inc 18,302,047
178,305 Applied Materials, Inc 18,896,764
82,749 Broadcom, Inc 44,310,435
27,325 * Enphase Energy, Inc 7,765,218
828,588 Intel Corp 30,086,030
30,596 KLA Corp 11,734,790
28,119 Lam Research Corp 14,073,841
112,228 Microchip Technology, Inc 7,728,020
228,261 Micron Technology, Inc 14,120,225
8,798 Monolithic Power Systems, Inc 4,088,607
507,602 NVIDIA Corp 92,195,751
53,667 NXP Semiconductors NV 9,868,288
87,132 * ON Semiconductor Corp 5,818,675
21,803 * Qorvo, Inc 2,269,038
226,920 QUALCOMM, Inc 32,917,015
33,436 Skyworks Solutions, Inc 3,640,512
11,128 * SolarEdge Technologies, Inc 4,007,527
32,353 Teradyne, Inc 3,264,094
186,763 Texas Instruments, Inc 33,410,033
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 389,506,593
SOFTWARE & SERVICES - 13 .4%
128,375 Accenture plc 39,316,128
95,801 * Adobe, Inc 39,289,906
33,360 * Akamai Technologies, Inc 3,209,899
17,369 * Ansys, Inc 4,845,777
44,215 * Autodesk, Inc 9,564,589
84,772 Automatic Data Processing, Inc 20,440,225
22,729 Broadridge Financial Solutions, Inc 3,649,141
55,891 * Cadence Design Systems, Inc 10,400,197
27,418 * Ceridian HCM Holding, Inc 1,501,684
26,401 Citrix Systems, Inc 2,677,325
104,052 Cognizant Technology Solutions Corp (Class A) 7,071,374
47,282 * DXC Technology Co 1,494,111
11,455 * EPAM Systems, Inc 4,000,659
124,131 Fidelity National Information Services, Inc 12,681,223
118,893 * Fiserv, Inc 12,564,612
16,029 * FleetCor Technologies, Inc 3,527,823
137,287 * Fortinet, Inc 8,189,170
16,320 * Gartner, Inc 4,332,634
57,391 Global Payments, Inc 7,020,067
182,128 International Business Machines Corp 23,820,521
57,278 Intuit, Inc 26,128,505
14,549 Jack Henry & Associates, Inc 3,022,846
174,099 Mastercard, Inc (Class A) 61,594,485
1,516,293 Microsoft Corp 425,684,097
116,183 NortonLifelock, Inc 2,849,969
319,242 Oracle Corp 24,849,797
65,932 Paychex, Inc 8,457,757

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
9,668 * Paycom Software, Inc $ 3,195,177
234,631 * PayPal Holdings, Inc 20,302,620
21,484 * PTC, Inc 2,650,696
21,614 Roper Technologies, Inc 9,438,185
201,432 * Salesforce, Inc 37,067,517
40,660 * ServiceNow, Inc 18,161,196
31,040 * Synopsys, Inc 11,407,200
8,193 * Tyler Technologies, Inc 3,269,007
19,945 * VeriSign, Inc 3,772,796
333,627 Visa, Inc (Class A) 70,765,623
TOTAL SOFTWARE & SERVICES 952,214,538
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .8%
118,273 Amphenol Corp (Class A) 9,122,396
3,116,899 Apple, Inc 506,527,256
44,937 * Arista Networks, Inc 5,241,002
27,764 CDW Corp 5,039,999
841,437 Cisco Systems, Inc 38,175,997
150,612 Corning, Inc 5,536,497
12,335 * F5 Networks, Inc 2,064,386
268,587 Hewlett Packard Enterprise Co 3,824,679
213,851 HP, Inc 7,140,485
67,725 Juniper Networks, Inc 1,898,332
37,239 * Keysight Technologies, Inc 6,055,061
33,796 Motorola Solutions, Inc 8,063,388
46,030 NetApp, Inc 3,283,320
41,069 Seagate Technology Holdings plc 3,284,699
66,553 TE Connectivity Ltd 8,900,133
9,296 * Teledyne Technologies, Inc 3,638,454
49,307 * Trimble Inc 3,423,385
62,765 * Western Digital Corp 3,081,761
10,843 * Zebra Technologies Corp (Class A) 3,878,433
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 628,179,663
TELECOMMUNICATION SERVICES - 1 .2%
1,450,723 AT&T, Inc 27,244,578
187,918 Lumen Technologies, Inc 2,046,427
119,538 * T-Mobile US, Inc 17,101,106
851,463 Verizon Communications, Inc 39,329,076
TOTAL TELECOMMUNICATION SERVICES 85,721,187
TRANSPORTATION - 1 .8%
26,518 * Alaska Air Group, Inc 1,175,543
127,465 *,e American Airlines Group, Inc 1,747,545
26,681 CH Robinson Worldwide, Inc 2,953,587
437,088 CSX Corp 14,131,055
125,483 * Delta Air Lines, Inc 3,990,359
34,442 Expeditors International of Washington, Inc 3,659,462
47,891 FedEx Corp 11,162,913
16,927 JB Hunt Transport Services, Inc 3,102,211
47,821 Norfolk Southern Corp 12,011,201
18,916 Old Dominion Freight Line 5,741,195
124,321 * Southwest Airlines Co 4,739,117
127,189 Union Pacific Corp 28,910,060
65,309 * United Airlines Holdings Inc 2,400,106
148,855 United Parcel Service, Inc (Class B) 29,010,351
TOTAL TRANSPORTATION 124,734,705
UTILITIES - 3 .0%
135,860 AES Corp 3,018,809
50,230 Alliant Energy Corp 3,060,514

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
51,576 Ameren Corp $ 4,802,757
103,804 American Electric Power Co, Inc 10,230,922
36,401 American Water Works Co, Inc 5,658,172
28,215 Atmos Energy Corp 3,425,019
127,616 Centerpoint Energy, Inc 4,044,151
60,049 CMS Energy Corp 4,127,168
69,537 Consolidated Edison, Inc 6,902,938
65,964 Constellation Energy Corp 4,360,220
164,334 Dominion Energy, Inc 13,472,101
40,094 DTE Energy Co 5,224,248
154,780 Duke Energy Corp 17,014,965
78,706 Edison International 5,333,906
42,172 Entergy Corp 4,855,262
46,431 Evergy, Inc 3,169,380
69,780 Eversource Energy 6,155,992
197,894 Exelon Corp 9,200,092
116,302 FirstEnergy Corp 4,780,012
398,514 NextEra Energy, Inc 33,670,448
82,088 NiSource, Inc 2,495,475
50,054 NRG Energy, Inc 1,889,539
22,841 Pinnacle West Capital Corp 1,678,128
156,791 PPL Corp 4,559,482
100,022 Public Service Enterprise Group, Inc 6,568,445
63,988 Sempra Energy 10,609,210
214,057 Southern Co 16,458,843
63,739 WEC Energy Group, Inc 6,616,746
110,151 Xcel Energy, Inc 8,060,850
TOTAL UTILITIES 211,443,794
TOTAL COMMON STOCKS 7,056,864,985
(Cost $3,083,656,591)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0 .7%
$ 10,300,000 Federal Home Loan Bank (FHLB) 0 .000% 08/05/22 10,297,510
15,000,000 FHLB 0 .000 09/07/22 14,964,625
10,000,000 FHLB 0 .000 09/14/22 9,972,246
10,000,000 Tennessee Valley Authority (TVA) 0 .000 08/03/22 9,998,778
7,380,000 TVA 0 .000 08/10/22 7,375,943
TOTAL GOVERNMENT AGENCY DEBT 52,609,102
REPURCHASE AGREEMENT - 0 .6%
41,170,000 r Fixed Income Clearing Corp (FICC) 2 .250 08/01/22 41,170,000
TOTAL REPURCHASE AGREEMENT 41,170,000
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 08/02/22 9,999,507
TOTAL TREASURY DEBT 9,999,507

Portfolio of investments
(unaudited)
S&P 500 Index Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
1,293,391 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 1,293,391
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,293,391
TOTAL SHORT-TERM INVESTMENTS 105,072,000
(Cost $105,078,859)
TOTAL INVESTMENTS - 100.8% 7,161,936,985
(Cost $3,188,735,450)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (55,704,392)
NET ASSETS - 100.0% $ 7,106,232,593
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,960,913.
r Agreement with Fixed Income Clearing Corp (FICC), 2.250% dated 7/29/22 to be repurchased at $41,170,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $41,993,436.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 202 09/16/22  $ 38,838,278 $ 41,748,350 $ 2,910,072

Small-Cap Blend Index Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .6%
136,447 * Adient plc $ 4,609,180
162,351 * American Axle & Manufacturing Holdings, Inc 1,446,547
163,285 *,e Canoo, Inc 564,966
256,971 *,e Cenntro Electric Group Ltd 385,456
186,455 Dana Inc 3,124,986
37,861 * Dorman Products, Inc 3,827,368
139,009 * Faraday Future Intelligent Electric, Inc 307,210
234,738 *,e Fisker, Inc 2,248,790
60,985 * Fox Factory Holding Corp 5,772,840
47,795 * Gentherm, Inc 3,085,645
403,382 * Goodyear Tire & Rubber Co 4,953,531
71,715 *,e Holley, Inc 573,003
35,702 LCI Industries, Inc 4,822,983
263,019 *,e Lordstown Motors Corp 589,163
348,414 *,e Luminar Technologies, Inc 2,355,279
77,765 * Modine Manufacturing Co 1,020,277
26,129 * Motorcar Parts of America, Inc 393,764
32,022 * Mullen Automotive, Inc 25,384
32,360 Patrick Industries, Inc 1,964,899
79,243 *,e Solid Power, Inc 502,401
28,657 Standard Motor Products, Inc 1,310,771
41,624 * Stoneridge, Inc 783,364
117,877 * Tenneco, Inc 2,224,339
39,994 * Visteon Corp 5,102,435
45,257 Winnebago Industries, Inc 2,732,165
237,252 *,e Workhorse Group, Inc 775,814
31,691 * XPEL, Inc 1,942,341
TOTAL AUTOMOBILES & COMPONENTS 57,444,901
BANKS - 11 .1%
24,674 1st Source Corp 1,189,780
11,792 e ACNB Corp 387,839
27,630 Allegiance Bancshares, Inc 1,216,825
20,399 Amalgamated Financial Corp 470,809
42,119 Amerant Bancorp Inc 1,150,691
14,438 American National Bankshares, Inc 523,955
94,891 Ameris Bancorp 4,487,395
19,124 Arrow Financial Corp 641,610
213,478 Associated Banc-Corp 4,290,908
107,292 Atlantic Union Bankshares Corp 3,711,230
82,534 * Axos Financial, Inc 3,446,620
77,281 Banc of California, Inc 1,353,190
29,238 Bancfirst Corp 3,139,869
8,541 e Bank First Corp 656,974
24,531 Bank of Marin Bancorp 802,654
70,543 Bank of NT Butterfield & Son Ltd 2,390,702
117,194 BankUnited 4,552,987
7,880 Bankwell Financial Group, Inc 258,306
49,368 Banner Corp 3,060,322
23,315 Bar Harbor Bankshares 675,436
17,953 Baycom Corp 351,699
20,054 BCB Bancorp, Inc 386,240
64,355 Berkshire Hills Bancorp, Inc 1,812,880
36,744 * Blue Foundry Bancorp 431,007
22,285 Blue Ridge Bankshares, Inc 332,938
28,761 * Bridgewater Bancshares, Inc 502,742
105,844 Brookline Bancorp, Inc 1,463,823
29,486 Business First Bancshares, Inc 692,331
35,621 Byline Bancorp, Inc 872,358

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
262,951 Cadence BanCorp $ 6,863,021
9,377 Cambridge Bancorp 781,010
22,325 Camden National Corp 1,020,252
12,139 Capital Bancorp, Inc 303,354
18,901 Capital City Bank Group, Inc 612,203
184,920 Capitol Federal Financial 1,773,383
26,939 Capstar Financial Holdings, Inc 565,988
33,893 * Carter Bankshares, Inc 472,807
103,014 Cathay General Bancorp 4,295,684
26,441 CBTX, Inc 818,349
42,388 Central Pacific Financial Corp 1,003,748
19,873 Citizens & Northern Corp 485,497
20,888 City Holding Co 1,812,870
18,904 Civista Bancshares, Inc 409,461
23,959 CNB Financial Corp 618,142
16,315 * Coastal Financial Corp 672,667
22,879 e Colony Bankcorp Inc 332,203
112,869 Columbia Banking System, Inc 3,405,258
52,634 * Columbia Financial, Inc 1,070,576
78,212 Community Bank System, Inc 5,266,014
24,206 Community Trust Bancorp, Inc 1,048,846
51,772 ConnectOne Bancorp, Inc 1,368,852
65,804 * CrossFirst Bankshares, Inc 902,831
45,929 * Customers Bancorp, Inc 1,754,029
199,102 CVB Financial Corp 5,310,050
49,792 Dime Community Bancshares, Inc 1,696,911
44,235 Eagle Bancorp, Inc 2,168,842
230,714 Eastern Bankshares, Inc 4,706,566
46,322 e Enact Holdings, Inc 1,067,259
13,817 Enterprise Bancorp, Inc 439,381
51,086 Enterprise Financial Services Corp 2,402,575
21,429 Equity Bancshares, Inc 684,657
9,679 Esquire Financial Holdings, Inc 350,573
151,373 Essent Group Ltd 6,321,336
16,904 e Farmers & Merchants Bancorp, Inc 518,108
42,907 Farmers National Banc Corp 609,279
52,918 FB Financial Corp 2,267,536
13,730 Federal Agricultural Mortgage Corp (FAMC) 1,514,282
65,984 *,e Finance Of America Cos, Inc 116,792
20,676 Financial Institutions, Inc 548,121
49,538 First Bancorp 1,876,499
281,272 First Bancorp 4,244,394
13,531 First Bancorp, Inc 408,704
31,034 First Bancshares, Inc 899,986
21,560 First Bank 324,694
73,386 First Busey Corp 1,808,965
11,200 First Business Financial Services, Inc 374,640
137,450 First Commonwealth Financial Corp 2,037,009
24,101 First Community Bancshares, Inc 773,160
134,488 First Financial Bancorp 3,004,462
188,557 First Financial Bankshares, Inc 8,330,448
16,007 First Financial Corp 747,847
72,573 First Foundation, Inc 1,510,970
8,447 e First Guaranty Bancshares, Inc 209,655
14,338 First Internet Bancorp 508,282
136,942 First Interstate Bancsystem, Inc 5,584,495
82,479 First Merchants Corp 3,425,353
28,697 First Mid-Illinois Bancshares, Inc 1,078,146
31,154 First of Long Island Corp 567,003
11,035 * First Western Financial, Inc 308,870
18,910 Five Star Bancorp 498,657

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
73,392 Flagstar Bancorp, Inc $ 3,023,750
41,324 Flushing Financial Corp 892,185
232,055 Fulton Financial Corp 3,872,998
16,694 *,e FVCBankcorp, Inc 319,690
38,550 German American Bancorp, Inc 1,458,732
159,610 Glacier Bancorp, Inc 7,994,865
15,018 Great Southern Bancorp, Inc 930,215
4,721 Greene County Bancorp, Inc 216,552
11,476 Guaranty Bancshares, Inc 428,858
123,624 Hancock Whitney Corp 6,034,087
46,567 Hanmi Financial Corp 1,176,748
70,659 HarborOne Northeast Bancorp, Inc 1,024,555
14,060 HBT Financial, Inc 262,078
58,768 Heartland Financial USA, Inc 2,638,683
91,191 Heritage Commerce Corp 1,074,230
48,281 Heritage Financial Corp 1,256,272
88,485 Hilltop Holdings, Inc 2,552,792
1,908 Hingham Institution for Savings 553,339
10,191 Home Bancorp, Inc 383,895
272,749 Home Bancshares, Inc 6,436,876
11,862 e Home Point Capital, Inc 43,652
25,132 HomeStreet, Inc 937,172
24,063 HomeTrust Bancshares, Inc 580,881
161,625 Hope Bancorp, Inc 2,430,840
61,901 Horizon Bancorp 1,180,452
67,926 Independent Bank Corp 5,692,199
32,480 Independent Bank Corp 681,430
52,729 Independent Bank Group, Inc 3,728,995
79,170 International Bancshares Corp 3,472,396
15,873 e John Marshall Bancorp, Inc 413,809
95,437 Kearny Financial Corp 1,117,567
93,467 Lakeland Bancorp, Inc 1,487,995
36,387 Lakeland Financial Corp 2,830,909
46,072 Live Oak Bancshares, Inc 1,734,150
20,572 Luther Burbank Corp 271,345
36,503 Macatawa Bank Corp 339,478
23,415 Mercantile Bank Corp 829,828
25,797 Merchants Bancorp 682,589
40,448 Meta Financial Group, Inc 1,363,907
25,254 Metrocity Bankshares, Inc 523,010
14,832 * Metropolitan Bank Holding Corp 1,029,044
19,978 Mid Penn Bancorp, Inc 572,969
33,930 Midland States Bancorp, Inc 888,966
19,523 MidWestOne Financial Group, Inc 609,313
104,375 * Mr Cooper Group, Inc 4,702,094
14,402 MVB Financial Corp 468,065
40,748 National Bank Holdings Corp 1,695,932
60,824 NBT Bancorp, Inc 2,465,805
17,937 * Nicolet Bankshares, Inc 1,434,601
117,879 * NMI Holdings, Inc 2,232,628
9,396 Northeast Bank 373,961
68,636 Northfield Bancorp, Inc 1,010,322
173,303 Northwest Bancshares, Inc 2,492,097
80,908 OceanFirst Financial Corp 1,663,468
70,116 OFG Bancorp 1,926,087
423,607 Old National Bancorp 7,374,998
59,123 Old Second Bancorp, Inc 830,678
32,176 Origin Bancorp, Inc 1,385,820
13,166 Orrstown Financial Services, Inc 341,263
134,372 Pacific Premier Bancorp, Inc 4,520,274
20,794 Park National Corp 2,694,071

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
14,104 Parke Bancorp, Inc $ 309,583
16,298 e PCB Bancorp 314,062
17,540 PCSB Financial Corp 341,855
27,454 Peapack Gladstone Financial Corp 896,648
43,237 PennyMac Financial Services, Inc 2,368,955
42,359 Peoples Bancorp, Inc 1,309,740
10,436 Peoples Financial Services Corp 555,613
16,955 * Pioneer Bancorp, Inc 164,633
19,698 Preferred Bank 1,432,045
50,911 Premier Financial Corp 1,449,945
30,924 Primis Financial Corp 419,020
18,082 * Professional Holding Corp 405,941
20,144 Provident Bancorp Inc 304,980
110,020 Provident Financial Services, Inc 2,680,087
23,094 QCR Holdings, Inc 1,369,243
248,898 Radian Group, Inc 5,567,848
25,564 RBB Bancorp 583,115
5,706 Red River Bancshares Inc 312,974
79,645 Renasant Corp 2,660,143
12,625 Republic Bancorp, Inc (Class A) 566,105
60,595 * Republic First Bancorp, Inc 219,354
57,915 S&T Bancorp, Inc 1,791,890
64,207 Sandy Spring Bancorp, Inc 2,651,749
85,780 Seacoast Banking Corp of Florida 3,069,208
72,800 ServisFirst Bancshares, Inc 6,220,760
24,792 Shore Bancshares, Inc 485,923
18,048 Sierra Bancorp 405,178
45,085 * Silvergate Capital Corp 4,205,980
179,176 Simmons First National Corp (Class A) 4,255,430
21,563 SmartFinancial, Inc 566,029
15,593 South Plains Financial Inc 411,967
107,723 South State Corp 9,131,679
10,600 * Southern First Bancshares, Inc 474,350
11,088 Southern Missouri Bancorp, Inc 598,087
45,305 Southside Bancshares, Inc 1,809,482
23,940 * Sterling Bancorp, Inc 149,864
41,550 Stock Yards Bancorp, Inc 2,873,183
14,067 Summit Financial Group, Inc 429,184
73,043 * Texas Capital Bancshares, Inc 4,281,781
82,199 * The Bancorp, Inc 2,022,095
17,897 * Third Coast Bancshares, Inc 335,748
20,103 Tompkins Financial Corp 1,550,946
97,263 Towne Bank 2,905,246
44,099 Trico Bancshares 2,107,932
33,912 * Triumph Bancorp, Inc 2,463,707
26,744 TrustCo Bank Corp NY 897,529
88,808 Trustmark Corp 2,883,596
63,424 UMB Financial Corp 5,739,872
190,813 United Bankshares, Inc 7,392,096
152,402 United Community Banks, Inc 5,186,240
9,820 e Unity Bancorp, Inc 275,156
44,697 Univest Financial Corp 1,114,743
15,236 *,e USCB Financial Holdings, Inc 184,965
617,759 Valley National Bancorp 7,221,603
13,428 * Velocity Financial, Inc 158,853
73,250 Veritex Holdings, Inc 2,266,355
44,103 Walker & Dunlop, Inc 4,967,762
94,610 Washington Federal, Inc 3,229,039
26,147 Washington Trust Bancorp, Inc 1,434,947
29,370 Waterstone Financial, Inc 547,751
84,463 WesBanco, Inc 2,881,878

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
22,562 West Bancorporation, Inc $ 586,838
38,583 Westamerica Bancorporation 2,315,366
92,389 WSFS Financial Corp 4,408,803
TOTAL BANKS 398,864,811
CAPITAL GOODS - 10 .3%
62,988 Aaon, Inc 3,789,988
47,769 * AAR Corp 2,127,154
116,961 Aerojet Rocketdyne Holdings, Inc 5,110,026
33,394 * Aerovironment, Inc 2,893,256
27,937 * AerSale Corp 489,177
13,993 Alamo Group, Inc 1,810,834
45,298 Albany International Corp (Class A) 4,134,348
18,217 Allied Motion Technologies, Inc 490,766
36,831 * Alta Equipment Group, Inc 413,980
93,386 Altra Industrial Motion Corp 3,896,998
45,219 * Ameresco, Inc 2,587,431
25,222 * American Woodmark Corp 1,266,649
297,305 * API Group Corp 5,265,272
33,498 Apogee Enterprises, Inc 1,393,852
54,965 Applied Industrial Technologies, Inc 5,528,929
178,531 *,e Archer Aviation, Inc 721,265
69,614 Arcosa, Inc 3,589,298
19,566 Argan, Inc 727,073
218,820 * Array Technologies, Inc 3,687,117
31,825 Astec Industries, Inc 1,563,562
248,107 *,e Astra Space, Inc 354,793
38,379 * Astronics Corp 430,612
61,846 * Atkore International Group, Inc 6,139,452
34,143 AZZ, Inc 1,452,443
97,673 * Babcock & Wilcox Enterprises, Inc 777,477
70,844 Barnes Group, Inc 2,395,944
78,025 * Beacon Roofing Supply, Inc 4,683,061
69,076 *,e Berkshire Grey, Inc 121,574
55,261 *,e Blink Charging Co 1,169,875
234,173 * Bloom Energy Corp 4,737,320
24,745 * Blue Bird Corp 276,154
13,641 * BlueLinx Holdings, Inc 1,091,280
56,751 Boise Cascade Co 4,012,863
36,284 Brookfield Business Corp 829,089
23,010 Cadre Holdings, Inc 544,187
28,872 e Caesarstone Sdot-Yam Ltd 259,271
53,049 * Chart Industries, Inc 10,349,329
32,639 * CIRCOR International, Inc 568,245
39,851 Columbus McKinnon Corp 1,319,068
50,907 Comfort Systems USA, Inc 5,378,834
32,351 * Concrete Pumping Holdings Inc 211,252
56,768 * Construction Partners Inc 1,349,943
21,818 CSW Industrials, Inc 2,606,596
102,717 *,e Custom Truck One Source, Inc 635,818
122,499 *,e Decarbonization Plus Acquisition Corp 492,446
369,528 *,e Desktop Metal, Inc 787,095
32,435 Douglas Dynamics, Inc 1,033,379
15,400 * Ducommun, Inc 729,036
21,271 * DXP Enterprises, Inc 723,214
41,513 * Dycom Industries, Inc 4,282,481
73,259 EMCOR Group, Inc 8,525,150
27,439 Encore Wire Corp 3,799,478
82,788 * Energy Recovery, Inc 1,840,377
35,135 *,e Energy Vault Holdings, Inc 156,351
86,402 Enerpac Tool Group Corp 1,753,961

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
59,365 EnerSys $ 3,912,747
155,393 *,e Enovix Corp 2,069,835
30,167 EnPro Industries, Inc 2,820,011
35,916 ESCO Technologies, Inc 2,785,286
112,738 *,e ESS Tech, Inc 428,404
169,077 * Evoqua Water Technologies Corp 6,443,524
14,420 *,e Fathom Digital Manufacturing C 61,718
84,157 Federal Signal Corp 3,494,199
50,289 *,e Fluence Energy, Inc 690,971
205,896 * Fluor Corp 5,231,817
65,999 Franklin Electric Co, Inc 5,994,029
60,542 *,e FTC Solar, Inc 303,921
529,783 *,e FuelCell Energy, Inc 1,901,921
50,992 GATX Corp 5,111,948
45,951 * Gibraltar Industries, Inc 2,150,047
20,470 Global Industrial Co 731,803
62,630 * GMS, Inc 3,323,774
31,797 Gorman-Rupp Co 976,168
287,501 GrafTech International Ltd 2,213,758
63,482 Granite Construction, Inc 1,898,112
92,133 * Great Lakes Dredge & Dock Corp 1,191,280
44,373 Greenbrier Cos, Inc 1,411,949
67,920 Griffon Corp 2,038,279
47,936 H&E Equipment Services, Inc 1,713,712
26,888 *,e Heliogen, Inc 66,413
46,944 Helios Technologies, Inc 3,230,686
36,886 Herc Holdings, Inc 4,574,602
104,256 Hillenbrand, Inc 4,816,627
198,598 * Hillman Solutions Corp 2,055,489
60,125 * Hudson Technologies, Inc 535,714
77,565 * Hydrofarm Holdings Group, Inc 250,535
187,746 *,e Hyliion Holdings Corp 737,842
16,037 Hyster-Yale Materials Handling, Inc 554,720
13,056 * IES Holdings, Inc 430,848
49,928 * Infrastructure and Energy Alternatives, Inc 704,983
26,810 Insteel Industries, Inc 839,153
113,867 * Janus International Group, Inc 1,158,027
126,460 * JELD-WEN Holding, Inc 2,248,459
45,454 John Bean Technologies Corp 5,104,939
16,684 Kadant, Inc 3,401,033
39,083 Kaman Corp 1,202,975
7,176 * Karat Packaging, Inc 136,559
115,908 Kennametal, Inc 3,112,130
173,809 * Kratos Defense & Security Solutions, Inc 2,501,112
7,476 * Lawson Products, Inc 370,810
55,570 *,e Lightning eMotors, Inc 197,274
15,653 Lindsay Corp 2,409,936
37,998 Luxfer Holdings plc 620,887
57,041 * Manitowoc Co, Inc 651,979
205,181 *,e Markforged Holding Corp 449,346
31,443 * Masonite International Corp 2,862,256
105,291 Maxar Technologies, Inc 2,893,397
35,022 McGrath RentCorp 2,954,456
103,895 * Meritor, Inc 3,783,856
237,895 * Microvast Holdings, Inc 630,422
19,159 Miller Industries, Inc 460,391
97,998 *,e Momentus, Inc 172,477
41,106 Moog, Inc (Class A) 3,520,318
116,073 * MRC Global, Inc 1,348,768
80,389 Mueller Industries, Inc 5,412,591
225,583 Mueller Water Products, Inc (Class A) 2,937,091

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
23,888 * MYR Group, Inc $ 2,274,854
6,945 National Presto Industries, Inc 494,484
424,528 *,e Nikola Corp 2,640,564
13,152 * Northwest Pipe Co 412,315
156,785 * NOW, Inc 1,734,042
24,164 *,e NuScale Power Corp 346,512
19,751 * NV5 Global Inc 2,678,236
4,550 Omega Flex, Inc 523,205
27,268 Park Aerospace Corp 332,670
48,042 * Parsons Corp 2,076,856
83,007 * PGT Innovations, Inc 1,817,853
17,030 Powell Industries, Inc 408,039
3,783 Preformed Line Products Co 226,223
73,940 Primoris Services Corp 1,727,238
310,888 *,e Proterra, Inc 1,675,686
39,162 * Proto Labs, Inc 1,914,630
50,446 Quanex Building Products Corp 1,241,476
41,074 * RBC Bearings, Inc 9,693,464
27,132 *,e Redwire Corp 89,536
207,899 * Resideo Technologies, Inc 4,679,807
49,721 REV Group, Inc 578,752
303,278 *,e Rocket Lab USA, Inc 1,416,308
62,097 Rush Enterprises, Inc (Class A) 2,992,454
10,518 Rush Enterprises, Inc (Class B) 570,602
105,841 * Sarcos Technology and Robotics Corp 354,567
161,682 * Shoals Technologies Group, Inc 3,820,546
50,015 Shyft Group, Inc 1,297,389
62,265 Simpson Manufacturing Co, Inc 6,430,729
63,031 * SPX Corp 3,727,023
16,897 Standex International Corp 1,640,361
212,978 *,e Stem, Inc 2,413,041
43,540 * Sterling Construction Co, Inc 1,119,413
27,784 Tennant Co 1,862,362
98,255 Terex Corp 3,292,525
33,484 *,e Terran Orbital Corp 141,972
69,064 Textainer Group Holdings Ltd 2,346,104
45,098 * Thermon Group Holdings 702,176
76,619 * Titan International, Inc 1,284,134
28,339 * Titan Machinery, Inc 797,176
51,134 * TPI Composites, Inc 842,177
9,859 * Transcat Inc 614,413
120,731 Trinity Industries, Inc 3,132,969
91,451 Triton International Ltd 5,860,180
95,481 * Triumph Group, Inc 1,483,775
69,372 * Tutor Perini Corp 629,898
87,456 UFP Industries, Inc 8,064,318
16,056 * Vectrus, Inc 533,701
79,225 *,e Velo3D, Inc 254,312
21,168 * Veritiv Corp 2,625,255
31,321 * Vicor Corp 2,285,180
178,285 *,e View, Inc 394,010
332,408 *,e Virgin Galactic Holdings, Inc 2,473,116
68,633 Wabash National Corp 1,239,512
39,291 Watts Water Technologies, Inc (Class A) 5,427,266
76,493 *,e Xos, Inc 136,922
178,935 Zurn Water Solutions Corp 5,180,168
TOTAL CAPITAL GOODS 370,495,233
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
96,327 ABM Industries, Inc 4,319,303
144,641 ACCO Brands Corp 1,037,076

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
160,755 * ACV Auctions, Inc $ 1,187,979
488,100 * Alight, Inc 3,680,274
29,597 Aris Water Solution, Inc 626,568
72,224 * ASGN Inc 7,493,962
21,078 *,e Atlas Technical Consultants, Inc 147,968
10,035 Barrett Business Services, Inc 818,756
67,610 Brady Corp (Class A) 3,235,138
69,867 * BrightView Holdings, Inc 918,052
66,676 Brink's Co 3,796,531
72,709 * Casella Waste Systems, Inc (Class A) 5,885,794
70,085 * CBIZ, Inc 3,197,278
24,639 * Cimpress plc 990,241
1,670 Compx International, Inc 37,992
176,744 * CoreCivic, Inc 1,903,533
11,079 CRA International, Inc 1,096,932
60,805 Deluxe Corp 1,528,638
35,568 Ennis, Inc 777,161
74,553 Exponent, Inc 7,491,831
81,836 * First Advantage Corp 1,148,159
15,725 * Forrester Research, Inc 731,055
17,415 * Franklin Covey Co 911,327
165,157 * Geo Group, Inc 1,083,430
111,593 * Harsco Corp 536,762
106,556 Healthcare Services Group 1,528,013
27,521 Heidrick & Struggles International, Inc 857,004
23,735 * Heritage-Crystal Clean, Inc 796,547
109,767 Herman Miller, Inc 3,305,084
34,739 * HireRight Holdings Corp 516,222
61,686 HNI Corp 2,178,749
30,497 * Huron Consulting Group, Inc 2,046,349
26,016 ICF International, Inc 2,454,610
52,138 Insperity, Inc 5,721,624
83,537 Interface, Inc 1,210,451
174,232 * KAR Auction Services, Inc 2,979,367
48,227 Kelly Services, Inc (Class A) 1,045,561
30,047 Kforce, Inc 1,978,595
52,387 Kimball International, Inc (Class B) 429,050
76,927 Korn/Ferry International 5,039,488
140,272 *,e Legalzoom.com, Inc 1,470,051
189,240 *,e Li-Cycle Holdings Corp 1,360,636
44,250 Mantech International Corp (Class A) 4,240,035
46,300 Matthews International Corp (Class A) 1,294,085
39,439 * Montrose Environmental Group, Inc 1,582,293
9,268 NL Industries, Inc 86,470
244,580 Pitney Bowes, Inc 799,777
223,898 *,e Planet Labs PBC 1,193,376
72,726 * Quad Graphics, Inc 231,269
13,233 *,e Red Violet, Inc 312,299
43,962 Resources Connection, Inc 943,424
113,525 *,e Skillsoft Corp 435,936
32,878 * SP Plus Corp 1,126,400
174,994 * Spire Global, Inc 262,491
120,154 Steelcase, Inc (Class A) 1,337,314
33,018 *,e Sterling Check Corp 648,804
53,765 * TriNet Group, Inc 4,435,612
45,739 * TrueBlue, Inc 989,792
21,849 Unifirst Corp 4,280,001
172,411 * Upwork, Inc 3,199,948
28,588 * Viad Corp 965,417
14,798 VSE Corp 620,776

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
16,227 * Willdan Group, Inc $ 441,537
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 118,926,197
CONSUMER DURABLES & APPAREL - 2 .8%
49,785 Acushnet Holdings Corp 2,426,023
134,776 *,e Allbirds, Inc 692,749
127,562 *,e AMMO, Inc 622,503
15,982 *,e Aterian, Inc 36,439
48,428 * Beazer Homes USA, Inc 714,313
201,097 * Callaway Golf Co 4,615,176
13,224 * Cavco Industries, Inc 3,409,015
42,699 Century Communities, Inc 2,184,908
39,006 Clarus Corp 804,304
87,241 * Crocs, Inc 6,249,945
29,328 *,e Dream Finders Homes, Inc 381,264
74,963 Ermenegildo Zegna Holditalia S.p.A 824,593
32,310 Ethan Allen Interiors, Inc 742,807
76,599 * Fossil Group, Inc 461,892
65,348 * G-III Apparel Group Ltd 1,443,537
196,791 * GoPro, Inc 1,251,591
39,809 * Green Brick Partners, Inc 1,066,881
34,734 * Helen of Troy Ltd 4,647,062
8,520 * Hovnanian Enterprises, Inc 413,305
34,691 Installed Building Products, Inc 3,518,361
38,325 * iRobot Corp 1,763,333
7,010 Johnson Outdoors, Inc 471,843
111,720 KB Home 3,646,541
81,256 Kontoor Brands, Inc 2,965,844
9,397 * Landsea Homes Corp 69,162
78,371 * Latham Group, Inc 430,257
60,789 La-Z-Boy, Inc 1,694,189
12,268 * Legacy Housing Corp 166,599
30,082 * LGI Homes, Inc 3,393,250
20,138 Lifetime Brands, Inc 216,685
18,991 * Lovesac Co 591,760
40,527 * M/I Homes, Inc 1,864,647
28,906 * Malibu Boats, Inc 1,805,180
11,799 Marine Products Corp 128,137
29,715 * MasterCraft Boat Holdings, Inc 703,948
82,311 MDC Holdings, Inc 2,983,774
52,131 * Meritage Homes Corp 4,603,167
22,241 Movado Group, Inc 755,749
21,616 Oxford Industries, Inc 2,062,166
54,661 *,e PLBY Group, Inc 350,924
85,756 *,e Purple Innovation, Inc 299,288
8,350 Rocky Brands, Inc 274,548
76,681 * Skyline Champion Corp 4,853,907
65,908 Smith & Wesson Brands, Inc 958,961
25,142 *,e Snap One Holdings Corp 305,727
44,906 *,e Solo Brands, Inc 224,081
184,372 * Sonos, Inc 4,076,465
113,280 Steven Madden Ltd 3,590,976
24,213 Sturm Ruger & Co, Inc 1,601,206
18,501 Superior Uniform Group, Inc 341,528
165,871 * Taylor Morrison Home Corp 4,760,498
73,344 * Traeger, Inc 225,166
148,488 * TRI Pointe Homes, Inc 2,749,998
74,717 * Tupperware Brands Corp 557,389
26,745 * Unifi, Inc 364,534
17,450 * Universal Electronics, Inc 484,238
256,324 *,e Vinco Ventures, Inc 194,806

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
81,310 * Vista Outdoor, Inc $ 2,447,431
98,030 * Vizio Holding Corp 897,955
82,592 *,e Vuzix Corp 674,777
37,009 e Weber, Inc 235,747
111,581 Wolverine World Wide, Inc 2,507,225
TOTAL CONSUMER DURABLES & APPAREL 99,800,274
CONSUMER SERVICES - 3 .2%
108,535 * 2U, Inc 1,062,558
88,522 * Accel Entertainment, Inc 1,067,575
65,116 * Adtalem Global Education, Inc 2,611,152
26,162 * American Public Education, Inc 411,005
60,291 *,e Bally's Corp 1,324,593
181,162 *,e Beachbody Co, Inc 217,394
1,269 * Biglari Holdings, Inc (B Shares) 152,546
31,486 * BJ's Restaurants, Inc 738,976
128,536 Bloomin' Brands, Inc 2,620,849
21,854 Bluegreen Vacations Holding Corp 574,323
54,199 *,e Bowlero Corp 620,037
60,613 * Brinker International, Inc 1,682,011
21,150 Carriage Services, Inc 767,322
41,827 * Century Casinos, Inc 352,602
71,419 e Cheesecake Factory 2,087,577
178,860 * Chegg, Inc 3,809,718
31,170 * Chuy's Holdings, Inc 692,909
163,286 * Coursera, Inc 2,268,043
32,719 e Cracker Barrel Old Country Store, Inc 3,110,595
59,868 * Dave & Buster's Entertainment, Inc 2,236,668
83,764 * Denny's Corp 813,348
23,526 Dine Brands Global Inc. 1,677,639
33,881 * Duolingo, Inc 3,108,582
29,146 * El Pollo Loco Holdings, Inc 283,299
29,458 European Wax Center, Inc 616,261
126,667 * Everi Holdings, Inc 2,433,273
71,422 *,e F45 Training Holdings, Inc 140,701
16,618 * First Watch Restaurant Group, Inc 276,191
119,925 * frontdoor, Inc 3,210,392
55,795 * Full House Resorts, Inc 346,487
30,940 * Golden Entertainment, Inc 1,357,338
5,414 Graham Holdings Co 3,218,569
128,812 * Hilton Grand Vacations, Inc 5,251,665
14,597 * Inspirato, Inc 73,423
30,928 * Inspired Entertainment, Inc 319,796
144,503 e International Game Technology plc 2,738,332
30,123 Jack in the Box, Inc 2,082,704
107,110 e Krispy Kreme, Inc 1,529,531
6,679 * Kura Sushi USA, Inc 563,975
157,805 Laureate Education, Inc 1,868,411
64,881 * Life Time Group Holdings, Inc 940,775
48,183 *,e Lindblad Expeditions Holdings, Inc 380,646
19,775 * Monarch Casino & Resort, Inc 1,268,566
15,659 * NEOGAMES S.A. 239,426
75,833 *,e Nerdy, Inc 197,924
63,679 * Noodles & Co 331,768
30,594 * ONE Group Hospitality, Inc 256,684
92,351 * OneSpaWorld Holdings Ltd 665,851
47,835 Papa John's International, Inc 4,586,898
94,995 * Perdoceo Education Corp 1,301,432
27,792 *,e Portillo's, Inc 634,491
62,251 * PowerSchool Holdings, Inc 897,037
13,832 RCI Hospitality Holdings, Inc 787,871

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
77,064 Red Rock Resorts, Inc $ 3,030,927
129,291 *,e Rover Group, Inc 565,002
99,857 * Rush Street Interactive, Inc 553,208
45,777 Ruth's Hospitality Group Inc 803,386
140,743 * Scientific Games Corp (Class A) 7,169,448
62,960 * SeaWorld Entertainment, Inc 3,005,081
53,046 * Shake Shack, Inc 2,729,747
38,192 * StoneMor, Inc 129,471
33,519 Strategic Education, Inc 2,407,670
57,892 * Stride, Inc 2,586,615
22,195 * Sweetgreen, Inc 348,683
43,560 * Target Hospitality Corp 598,950
98,240 Texas Roadhouse, Inc (Class A) 8,568,493
100,591 * Udemy, Inc 1,202,062
45,201 *,e Universal Technical Institute, Inc 363,416
57,337 * Vacasa, Inc 149,650
135,269 *,e Vivint Smart Home, Inc 646,586
43,093 Wingstop, Inc 5,437,475
78,175 * WW International Inc 519,082
28,598 * Xponential Fitness, Inc 424,394
TOTAL CONSUMER SERVICES 114,047,085
DIVERSIFIED FINANCIALS - 4 .4%
22,080 AFC Gamma, Inc 362,112
21,109 Alerus Financial Corp 520,126
27,366 A-Mark Precious Metals, Inc 829,190
23,519 Angel Oak Mortgage, Inc 332,794
195,918 Apollo Commercial Real Estate Finance, Inc 2,503,832
218,487 Arbor Realty Trust, Inc 3,631,254
62,387 Ares Commercial Real Estate Corp 854,702
146,613 ARMOUR Residential REIT, Inc 1,153,844
86,263 Artisan Partners Asset Management, Inc 3,429,817
35,318 * Assetmark Financial Holdings, Inc 670,689
3,259 Associated Capital Group, Inc 133,293
8,422 * Atlanticus Holdings Corp 325,426
30,426 B. Riley Financial, Inc 1,568,156
79,729 *,e Bakkt Holdings, Inc 224,038
45,931 Banco Latinoamericano de Exportaciones S.A. (Class E) 636,144
453,222 BGC Partners, Inc (Class A) 1,654,260
244,569 Blackstone Mortgage Trust, Inc 7,574,302
65,582 * Blucora, Inc 1,311,640
45,183 Brightsphere Investment Group, Inc 854,411
145,038 BrightSpire Capital, Inc 1,282,136
181,244 Broadmark Realty Capital, Inc 1,375,642
105,388 * Cannae Holdings, Inc 2,224,741
7,901 Chicago Atlantic Real Estate Finance, Inc 112,352
331,549 Chimera Investment Corp 3,471,318
133,537 Claros Mortgage Trust, Inc 2,558,569
36,666 Cohen & Steers, Inc 2,701,918
84,454 e Compass Diversified Trust 2,037,875
19,962 *,e Consumer Portfolio Services, Inc 255,913
37,191 Cowen Group, Inc 1,304,288
44,600 Curo Group Holdings Corp 319,336
4,277 Diamond Hill Investment Group, Inc 817,634
38,548 * Donnelley Financial Solutions, Inc 1,310,247
51,164 Dynex Capital, Inc 859,555
81,107 Ellington Financial Inc 1,301,767
35,147 * Encore Capital Group, Inc 2,545,697
44,381 * Enova International, Inc 1,531,588
69,695 * Ezcorp, Inc (Class A) 560,348
127,158 Federated Investors, Inc (Class B) 4,337,359

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
55,472 FirstCash Holdings, Inc $ 4,063,879
83,577 * Focus Financial Partners, Inc 3,379,018
118,327 Franklin BSP Realty Trust, Inc 1,816,319
8,005 GAMCO Investors, Inc (Class A) 166,024
61,349 e GCM Grosvenor, Inc 485,271
84,656 Granite Point Mortgage Trust, Inc 898,200
68,570 * Green Dot Corp 1,926,817
50,750 Hamilton Lane, Inc 3,835,177
122,517 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,421,639
74,084 Houlihan Lokey, Inc 6,264,543
52,606 Invesco Mortgage Capital, Inc 931,126
85,182 e iShares Russell 2000 Index Fund 15,950,329
109,121 Jackson Financial, Inc 3,001,919
72,106 KKR Real Estate Finance Trust, Inc 1,405,346
168,296 Ladder Capital Corp 1,999,356
146,852 * LendingClub Corp 2,033,900
16,734 * LendingTree, Inc 762,736
22,149 Manning & Napier, Inc 281,514
24,078 * MarketWise, Inc 68,622
143,266 MFA Financial, Inc 1,856,727
92,559 Moelis & Co 4,311,398
202,493 *,e Moneylion, Inc 317,914
168,230 Navient Corp 2,770,748
21,823 Nelnet, Inc (Class A) 2,075,149
35,768 * NerdWallet, Inc 310,466
530,577 New York Mortgage Trust, Inc 1,666,012
10,916 Nexpoint Real Estate Finance, Inc 230,328
147,300 * Open Lending Corp 1,526,028
49,886 * Oportun Financial Corp 457,953
12,581 Oppenheimer Holdings, Inc 422,596
19,207 * OppFi, Inc 58,773
248,925 Orchid Island Capital, Inc 801,539
128,330 PennyMac Mortgage Investment Trust 1,971,149
65,263 e Perella Weinberg Partners 460,104
25,041 Piper Jaffray Cos 3,160,174
35,449 PJT Partners, Inc 2,533,895
56,844 * PRA Group, Inc 2,264,665
75,561 * PROG Holdings, Inc 1,391,834
23,257 Pzena Investment Management, Inc (Class A) 219,314
103,166 Ready Capital Corp 1,435,039
181,936 Redwood Trust, Inc 1,575,566
12,947 Regional Management Corp 530,827
44,763 Sculptor Capital Management, Inc 439,125
13,835 e Silvercrest Asset Management Group, Inc 246,263
77,577 StepStone Group, Inc 2,066,651
23,964 * StoneX Group, Inc 2,087,983
34,026 *,e Sunlight Financial Holdings, Inc 129,299
4,871 *,e SWK Holdings Corp 88,019
106,096 TPG RE Finance Trust, Inc 1,151,142
481,487 Two Harbors Investment Corp 2,590,400
1,276 Value Line, Inc 110,744
26,974 Victory Capital Holdings, Inc 746,371
10,479 Virtus Investment Partners, Inc 2,162,027
196,194 e WisdomTree Investments, Inc 1,020,209
5,686 *,e World Acceptance Corp 629,867
TOTAL DIVERSIFIED FINANCIALS 158,986,346
ENERGY - 5 .7%
40,518 *,e Aemetis, Inc 297,807
117,588 * Alto Ingredients, Inc 505,628
25,931 e Altus Midstream Co 1,054,873

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
49,857 * Amplify Energy Corp $ 341,520
22,012 Arch Resources, Inc 2,842,630
86,880 * Archaea Energy, Inc 1,423,094
203,109 Archrock, Inc 1,714,240
48,656 * Ardmore Shipping Corp 396,546
1,132 * Battalion Oil Corp 11,988
125,752 Berry Petroleum Co LLC 1,073,922
106,032 Bonanza Creek Energy, Inc 6,251,647
187,450 *,e Borr Drilling Ltd 719,808
72,452 Brigham Minerals, Inc 1,923,601
34,474 * Bristow Group, Inc 889,429
82,730 Cactus, Inc 3,440,741
112,517 California Resources Corp 5,047,513
71,527 * Callon Petroleum Co 3,293,103
303,832 * Centennial Resource Development, Inc 2,023,521
16,696 *,e Centrus Energy Corp 553,472
293,714 ChampionX Corp 6,135,685
255,123 *,e Clean Energy Fuels Corp 1,653,197
278,408 * CNX Resources Corp 4,808,106
135,943 * Comstock Resources Inc 2,165,572
49,641 * CONSOL Energy, Inc 3,043,986
50,832 e Crescent Energy, Inc 742,147
42,261 CVR Energy, Inc 1,417,434
100,852 Delek US Holdings, Inc 2,688,714
72,999 * Denbury, Inc 5,249,358
195,640 DHT Holdings, Inc 1,285,355
139,657 *,e Diamond Offshore Drilling, Inc 942,685
31,488 * DMC Global, Inc 716,667
42,742 Dorian LPG Ltd 689,001
47,574 * Dril-Quip, Inc 1,220,273
60,236 *,e Earthstone Energy, Inc 854,749
9,452 *,e Empire Petroleum Corp 103,972
239,570 *,e Energy Fuels, Inc 1,607,515
591,111 Equitrans Midstream Corp 4,640,221
25,892 * Excelerate Energy, Inc 573,249
43,166 e FLEX LNG Ltd 1,375,269
118,051 * Frank's International NV 1,437,861
176,948 * Frontline Ltd 1,696,931
274,978 *,e Gevo, Inc 808,435
145,384 * Golar LNG Ltd 3,252,240
76,775 * Green Plains Inc 2,765,436
17,053 * Gulfport Energy Operating Corp 1,569,558
199,856 * Helix Energy Solutions Group, Inc 807,418
148,358 Helmerich & Payne, Inc 6,868,975
12,246 e HighPeak Energy, Inc 301,007
68,630 International Seaways, Inc 1,623,100
649,222 * Kosmos Energy Ltd 4,116,068
25,163 * Laredo Petroleum, Inc 2,231,203
204,840 * Liberty Oilfield Services, Inc 2,908,728
240,226 Magnolia Oil & Gas Corp 5,796,653
161,830 Matador Resources Co 9,350,537
211,861 Murphy Oil Corp 7,444,796
12,662 * Nabors Industries Ltd 1,804,208
5,622 Nacco Industries, Inc (Class A) 220,945
64,215 * National Energy Services Reunited Corp 452,716
148,483 * Newpark Resources, Inc 522,660
43,149 *,e NextDecade Corp 305,063
251,048 * NexTier Oilfield Solutions, Inc 2,502,949
54,206 * Noble Corp 1,626,180
265,756 e Nordic American Tankers Ltd 637,814
95,425 Northern Oil and Gas, Inc 2,751,103

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
61,213 Oasis Petroleum, Inc $ 7,849,955
139,549 * Oceaneering International, Inc 1,482,010
107,018 * Oil States International, Inc 545,792
68,191 * Par Pacific Holdings, Inc 1,125,152
308,342 Patterson-UTI Energy, Inc 5,103,060
139,227 * PBF Energy, Inc 4,643,220
169,946 * Peabody Energy Corp 3,567,167
29,663 Penn Virginia Corp 1,128,974
121,961 * ProPetro Holding Corp 1,283,030
7,538 * Rex American Resources Corp 719,577
15,161 e Riley Exploration Permian, Inc 401,463
120,703 *,e Ring Energy, Inc 339,175
103,616 * RPC, Inc 845,507
44,290 * SandRidge Energy, Inc 829,552
71,072 Scorpio Tankers, Inc 2,744,090
96,872 * Select Energy Services, Inc 723,634
170,380 SFL Corp Ltd 1,698,689
16,357 *,e SilverBow Resources, Inc 739,173
15,443 Sitio Royalties Corp 455,723
174,204 SM Energy Co 7,191,141
46,387 Solaris Oilfield Infrastructure, Inc 514,432
93,742 * Talos Energy, Inc 1,776,411
108,745 * Teekay Corp 341,459
31,910 * Teekay Tankers Ltd 665,962
739,110 * Tellurian, Inc 2,749,489
179,481 * Tetra Technologies, Inc 786,127
53,102 * Tidewater, Inc 1,169,837
420,611 *,e Uranium Energy Corp 1,766,566
378,821 *,e Ur-Energy, Inc 450,797
103,309 * US Silica Holdings, Inc 1,428,763
81,487 e Vaalco Energy, Inc 483,218
88,766 * Valaris Ltd 4,454,278
76,931 *,e Vertex Energy, Inc 1,044,723
134,375 * W&T Offshore, Inc 667,844
104,236 * Weatherford International Ltd 2,410,979
86,941 World Fuel Services Corp 2,410,005
TOTAL ENERGY 206,057,796
FOOD & STAPLES RETAILING - 0 .6%
45,664 Andersons, Inc 1,651,667
48,778 * Chefs' Warehouse Holdings, Inc 1,688,207
40,985 *,e HF Foods Group Inc 215,581
20,618 Ingles Markets, Inc (Class A) 1,968,194
12,766 Natural Grocers by Vitamin C 211,660
35,809 Pricesmart, Inc 2,377,001
78,429 *,e Rite Aid Corp 645,471
51,279 SpartanNash Co 1,655,799
162,228 * Sprouts Farmers Market, Inc 4,483,982
83,554 * United Natural Foods, Inc 3,551,881
12,578 Village Super Market (Class A) 283,885
23,830 Weis Markets, Inc 1,833,242
TOTAL FOOD & STAPLES RETAILING 20,566,570
FOOD, BEVERAGE & TOBACCO - 1 .8%
236,406 *,e 22nd Century Group, Inc 397,162
8,749 Alico, Inc 318,813
102,772 *,e AppHarvest, Inc 394,644
97,662 B&G Foods, Inc (Class A) 2,413,228
264,575 * Benson Hill, Inc 859,869
88,589 *,e Beyond Meat, Inc 2,833,962
35,958 *,e BRC, Inc 337,646

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
24,767 Calavo Growers, Inc $ 998,110
56,735 Cal-Maine Foods, Inc 2,899,726
78,667 * Celsius Holdings, Inc 6,998,216
6,803 Coca-Cola Consolidated Inc 3,489,939
53,051 * Duckhorn Portfolio, Inc 972,955
42,419 Fresh Del Monte Produce, Inc 1,260,268
110,225 * Hain Celestial Group, Inc 2,507,619
201,945 * Hostess Brands, Inc 4,567,996
22,588 J&J Snack Foods Corp 3,060,900
12,622 John B. Sanfilippo & Son, Inc 945,388
28,857 Lancaster Colony Corp 3,820,090
36,466 * Landec Corp 382,164
26,186 *,e Local Bounti Corp 101,340
20,295 MGP Ingredients, Inc 2,134,628
56,715 * Mission Produce, Inc 804,219
34,342 National Beverage Corp 1,860,650
227,451 Primo Water Corp 3,006,902
8,835 * Seneca Foods Corp 502,888
129,409 * Simply Good Foods Co 4,221,322
38,355 * Sovos Brands, Inc 543,107
136,202 * SunOpta, Inc 1,201,302
63,791 *,e Tattooed Chef, Inc 402,521
22,317 e Tootsie Roll Industries, Inc 783,773
73,498 * TreeHouse Foods, Inc 3,191,283
22,808 Turning Point Brands, Inc 547,392
33,919 Universal Corp 1,896,411
91,704 Utz Brands, Inc 1,542,461
209,860 Vector Group Ltd 2,337,840
45,240 *,e Vintage Wine Estates, Inc 332,062
38,883 *,e Vita Coco Co, Inc 468,540
38,697 * Vital Farms, Inc 456,625
58,516 * Whole Earth Brands, Inc 314,816
TOTAL FOOD, BEVERAGE & TOBACCO 66,108,777
HEALTH CARE EQUIPMENT & SERVICES - 7 .5%
259,326 * 1Life Healthcare, Inc 4,392,982
87,511 * Accolade, Inc 808,602
102,623 * AdaptHealth Corp 2,268,995
21,528 * Addus HomeCare Corp 1,998,014
38,179 * Agiliti, Inc 835,738
9,965 *,e AirSculpt Technologies, Inc 77,428
125,012 * Alignment Healthcare, Inc 1,835,176
165,694 * Allscripts Healthcare Solutions, Inc 2,621,279
97,724 * Alphatec Holdings Inc 736,839
324,449 * American Well Corp 1,265,351
64,850 * AMN Healthcare Services, Inc 7,291,734
51,827 * Angiodynamics, Inc 1,175,955
56,547 *,e Apollo Medical Holdings, Inc 2,998,687
138,828 * ATI Physical Therapy, Inc 145,769
64,546 * AtriCure, Inc 3,189,218
2,073 Atrion Corp 1,401,141
69,279 * Avanos Medical, Inc 1,965,445
60,420 * Aveanna Healthcare Holdings, Inc 128,090
59,834 * AxoGen, Inc 557,653
67,498 * Axonics Modulation Technologies, Inc 4,378,595
152,545 *,e Babylon Holdings Ltd 154,070
47,095 * BioLife Solutions Inc 907,521
44,077 *,e Bioventus, Inc 374,214
265,432 * Brookdale Senior Living, Inc 1,279,382
188,830 *,e Butterfly Network, Inc 819,522
229,794 * Cano Health, Inc 1,399,445

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
57,439 * Cardiovascular Systems, Inc $ 885,135
93,537 *,e CareMax, Inc 668,790
33,263 * Castle Biosciences, Inc 930,033
263,134 * Cerus Corp 1,420,924
570,856 *,e Clover Health Investments Corp 1,598,397
179,085 * Community Health Systems, Inc 533,673
18,679 * Computer Programs & Systems, Inc 630,603
40,863 Conmed Corp 3,989,455
22,507 * Convey Holding Parent, Inc 235,198
13,146 * Corvel Corp 2,167,644
152,879 * Covetrus, Inc 3,175,297
53,556 * Cross Country Healthcare, Inc 1,411,736
54,426 * CryoLife, Inc 1,066,750
64,967 * CryoPort, Inc 2,416,772
150,283 *,e Cue Health, Inc 507,957
23,130 * Cutera, Inc 1,073,695
112,316 * DocGo, Inc 868,203
81,838 * Embecta Corp 2,408,492
77,392 Ensign Group, Inc 6,167,368
117,852 * Evolent Health, Inc 4,005,789
187,901 * Figs, Inc 1,986,114
31,772 * Fulgent Genetics, Inc 1,898,377
66,285 * Glaukos Corp 3,569,447
73,456 * Haemonetics Corp 5,104,457
52,804 * Hanger Inc 980,570
77,062 * Health Catalyst, Inc 1,290,018
119,380 * HealthEquity, Inc 6,944,335
33,568 * HealthStream, Inc 807,646
13,709 * Heska Corp 1,254,236
169,441 *,e Hims & Hers Health, Inc 1,048,840
69,376 * Inari Medical, Inc 5,382,190
28,699 *,e Innovage Holding Corp 127,711
32,057 * Inogen, Inc 891,826
39,115 * Inspire Medical Systems, Inc 8,174,644
47,358 * Integer Holding Corp 3,309,851
369,153 *,e Invitae Corp 701,391
9,882 iRadimed Corp 417,514
43,017 * iRhythm Technologies, Inc 6,651,719
20,600 * Joint Corp 352,260
98,702 * Lantheus Holdings, Inc 7,572,417
29,360 LeMaitre Vascular, Inc 1,478,276
43,688 * LHC Group, Inc 7,123,765
102,595 *,e LifeStance Health Group, Inc 611,466
77,762 * LivaNova plc 4,951,107
124,093 * MEDNAX, Inc 2,811,947
62,956 * Meridian Bioscience, Inc 1,993,187
80,507 * Merit Medical Systems, Inc 4,627,542
7,010 Mesa Laboratories, Inc 1,494,883
18,056 * ModivCare, Inc 1,801,989
546,710 *,e Multiplan Corp 2,766,353
59,585 *,e Nano-X Imaging Ltd 717,403
19,098 National Healthcare Corp 1,356,531
19,104 National Research Corp 724,042
158,088 *,e Neogen Corp 3,656,575
49,731 * Nevro Corp 2,155,839
80,149 * NextGen Healthcare, Inc 1,372,151
54,155 *,e Nutex Health, Inc 142,969
75,229 * NuVasive, Inc 3,951,027
64,358 * Omnicell, Inc 7,087,103
26,159 *,e Oncology Institute, Inc 168,987
596,299 *,e Opko Health, Inc 1,407,266

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
28,606 * OptimizeRx Corp $ 642,777
206,535 * Option Care Health, Inc 6,939,576
99,167 * OraSure Technologies, Inc 303,451
27,008 * Orthofix Medical Inc 692,755
20,885 *,e OrthoPediatrics Corp 986,816
67,186 * Outset Medical, Inc 1,038,024
106,869 Owens & Minor, Inc 3,784,231
15,949 * Owlet, Inc 33,971
35,677 *,e P3 Health Partners, Inc 175,174
69,907 *,e Paragon 28, Inc 1,328,233
126,075 Patterson Cos, Inc 3,915,890
37,925 * Pennant Group, Inc 505,920
38,312 * PetIQ, Inc 628,317
70,208 * Phreesia, Inc 1,649,186
62,742 * Privia Health Group, Inc 2,307,651
38,358 * PROCEPT BioRobotics Corp 1,469,111
107,545 * Progyny, Inc 3,283,349
194,253 * Project Roadrunner Parent, Inc 4,856,325
47,757 *,e Pulmonx Corp 813,779
70,987 * RadNet, Inc 1,460,203
27,302 * RxSight, Inc 408,438
77,662 * Schrodinger, Inc 2,430,821
49,715 * SeaSpine Holdings Corp 295,307
155,189 Select Medical Holdings Corp 4,596,698
285,812 *,e Sema4 Holdings Corp 463,015
691,303 *,e Senseonics Holdings, Inc 891,781
85,761 *,e Sharecare, Inc 122,638
51,311 * Shockwave Medical Inc 10,823,029
46,870 * SI-BONE, Inc 629,933
31,573 *,e Sight Sciences, Inc 292,997
49,142 * Silk Road Medical Inc 2,236,452
22,095 Simulations Plus, Inc 1,417,394
68,957 * Staar Surgical Co 5,564,830
57,960 * Surgery Partners, Inc 2,282,465
21,604 * SurModics, Inc 751,819
29,850 * Tactile Systems Technology, Inc 231,338
40,426 * Transmedics Group, Inc 1,632,402
52,005 * Treace Medical Concepts, Inc 879,925
9,502 * UFP Technologies, Inc 765,101
18,316 US Physical Therapy, Inc 2,377,050
4,768 Utah Medical Products, Inc 435,509
54,113 * Varex Imaging Corp 1,206,179
240,217 *,e VG Acquisition Corp 667,803
76,161 *,e Vicarious Surgical, Inc 297,028
215,109 * ViewRay, Inc 656,082
29,033 * Zimvie, Inc 563,821
31,851 e Zynex Inc 273,282
TOTAL HEALTH CARE EQUIPMENT & SERVICES 272,042,603
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
146,970 * Beauty Health Co 1,957,640
169,522 * BellRing Brands, Inc 4,092,261
13,701 * Central Garden & Pet Co 593,801
57,079 * Central Garden and Pet Co (Class A) 2,328,823
77,154 Edgewell Personal Care Co 3,069,186
70,568 * elf Beauty, Inc 2,366,145
93,075 Energizer Holdings, Inc 2,748,505
143,234 * Herbalife Nutrition Ltd 3,496,342
91,613 * Honest Co, Inc 305,987
26,620 Inter Parfums, Inc 2,221,971
16,429 Medifast, Inc 2,763,194

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
18,571 Nature's Sunshine Products, Inc $ 194,067
71,980 Nu Skin Enterprises, Inc (Class A) 3,131,850
10,434 * Thorne HealthTech, Inc 54,153
15,971 * USANA Health Sciences, Inc 1,111,901
96,702 *,e Veru, Inc 1,170,094
20,083 e WD-40 Co 3,562,122
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 35,168,042
INSURANCE - 1 .9%
64,066 * AMBAC Financial Group, Inc 754,057
111,945 American Equity Investment Life Holding Co 4,204,654
26,646 Amerisafe, Inc 1,213,992
44,257 Argo Group International Holdings Ltd 1,451,187
269,623 *,e Bright Health Group, Inc 452,967
85,699 * BRP Group, Inc 2,362,721
160,365 Conseco, Inc 3,006,844
23,966 Crawford & Co 173,753
21,294 Donegal Group, Inc (Class A) 301,523
43,365 * eHealth, Inc 320,901
39,067 Employers Holdings, Inc 1,551,351
16,624 * Enstar Group Ltd 3,290,222
735,382 * Genworth Financial, Inc (Class A) 3,125,374
27,375 e Goosehead Insurance, Inc 1,538,749
36,612 * Greenlight Capital Re Ltd (Class A) 263,240
10,280 e HCI Group, Inc 703,872
356,474 *,e Hippo Holdings, Inc 304,429
58,648 Horace Mann Educators Corp 2,008,694
1,606 Investors Title Co 239,294
51,982 James River Group Holdings Ltd 1,235,092
31,253 Kinsale Capital Group, Inc 7,601,042
66,665 *,e Lemonade, Inc 1,256,635
74,122 * MBIA, Inc 932,455
38,755 Mercury General Corp 1,624,997
3,643 National Western Life Group, Inc 735,886
11,769 * NI Holdings, Inc 174,652
165,092 *,e Oscar Health, Inc 891,497
35,593 * Palomar Holdings, Inc 2,219,935
76,985 ProAssurance Corp 1,703,678
57,317 RLI Corp 6,303,724
267,794 * Root, Inc 281,184
20,603 Safety Insurance Group, Inc 1,783,190
87,165 Selective Insurance Group, Inc 6,786,667
210,697 * Selectquote, Inc 387,682
126,833 * SiriusPoint Ltd 555,529
39,373 Stewart Information Services Corp 2,151,734
35,553 Tiptree Inc 394,994
27,625 * Trean Insurance Group, Inc 142,545
56,078 * Trupanion, Inc 3,534,596
29,828 United Fire Group Inc 979,253
35,462 Universal Insurance Holdings, Inc 448,594
TOTAL INSURANCE 69,393,385
MATERIALS - 4 .1%
45,342 *,e 5E Advanced Materials, Inc 738,168
38,039 AdvanSix, Inc 1,494,552
178,407 * Allegheny Technologies, Inc 4,440,550
25,725 Alpha Metallurgical Resources, Inc 3,518,151
41,092 American Vanguard Corp 961,964
162,625 *,e Amyris, Inc 289,472
152,146 * Arconic Corp 4,596,331
38,364 * Aspen Aerogels, Inc 501,801

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
130,743 Avient Corp $ 5,641,560
45,989 Balchem Corp 6,243,467
80,184 Cabot Corp 5,954,464
66,625 Carpenter Technology Corp 2,141,327
87,994 * Century Aluminum Co 694,273
10,628 Chase Corp 966,298
23,814 * Clearwater Paper Corp 850,160
386,518 * Coeur Mining, Inc 1,240,723
173,877 Commercial Metals Co 6,889,007
48,108 Compass Minerals International, Inc 1,791,061
172,958 * Constellium SE 2,530,376
71,181 *,e Dakota Gold Corp 318,179
138,080 *,e Danimer Scientific, Inc 637,930
109,249 * Diversey Holdings Ltd 818,275
41,500 FutureFuel Corp 298,385
74,942 * GCP Applied Technologies, Inc 2,360,673
78,169 Glatfelter Corp 479,958
36,556 Greif, Inc (Class A) 2,581,585
8,976 Greif, Inc (Class B) 626,704
76,127 H.B. Fuller Co 4,887,353
26,964 Hawkins, Inc 1,071,819
20,257 Haynes International, Inc 783,136
769,373 Hecla Mining Co 3,485,260
211,507 * Hycroft Mining Holding Corp 217,852
55,952 * Ingevity Corp 3,754,379
36,026 Innospec, Inc 3,674,652
15,847 * Intrepid Potash, Inc 722,623
22,083 Kaiser Aluminum Corp 1,673,229
32,747 Koppers Holdings, Inc 770,864
35,543 Kronos Worldwide, Inc 624,491
233,093 * Livent Corp 5,801,685
45,364 * LSB Industries, Inc 626,477
29,975 Materion Corp 2,456,152
47,293 Minerals Technologies, Inc 3,159,645
49,797 Myers Industries, Inc 1,211,561
341,956 * Novagold Resources Inc 1,668,745
224,511 * O-I Glass, Inc 3,302,557
14,674 Olympic Steel, Inc 436,258
150,717 *,e Origin Materials, Inc 886,216
84,589 Orion Engineered Carbons SA 1,462,544
68,120 Pactiv Evergreen, Inc 696,186
179,888 *,e Perimeter Solutions S.A. 2,077,706
26,945 * Piedmont Lithium, Inc 1,218,183
45,204 * PolyMet Mining Corp 134,708
90,598 PQ Group Holdings, Inc 926,818
152,634 *,e PureCycle Technologies, Inc 1,156,966
19,637 Quaker Chemical Corp 3,185,318
31,252 Ramaco Resources, Inc 366,898
70,514 * Ranpak Holdings Corp 360,327
116,467 * Rayonier Advanced Materials, Inc 412,293
65,098 * Resolute Forest Products 1,320,187
27,913 Ryerson Holding Corp 764,816
36,097 Schnitzer Steel Industries, Inc (Class A) 1,283,609
76,239 Schweitzer-Mauduit International, Inc 1,665,822
60,531 Sensient Technologies Corp 5,204,455
30,897 Stepan Co 3,466,952
170,244 * Summit Materials, Inc 4,683,412
116,349 SunCoke Energy, Inc 860,983
52,385 Sylvamo Corp 2,055,587
69,188 * TimkenSteel Corp 1,403,825
41,483 Tredegar Corp 434,742

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
59,000 Trimas Corp $ 1,746,400
50,609 Trinseo plc 1,810,284
169,731 Tronox Holdings plc 2,649,501
2,821 United States Lime & Minerals, Inc 290,196
3,773 Valhi, Inc 192,800
73,660 Warrior Met Coal, Inc 2,351,964
46,539 * Worthington Industries, Inc 2,383,262
TOTAL MATERIALS 147,387,092
MEDIA & ENTERTAINMENT - 2 .0%
22,667 *,e AdTheorent Holding Co, Inc 63,694
139,272 * Advantage Solutions, Inc 618,368
42,251 * AMC Networks, Inc 1,289,501
15,863 * Arena Group Holdings, Inc 165,134
31,669 * Boston Omaha Corp 772,724
124,072 *,e Bumble, Inc 4,704,810
54,460 * Cardlytics, Inc 751,548
146,742 * Cargurus, Inc 3,564,363
100,452 * Cars.com, Inc 1,181,316
156,250 * Cinemark Holdings, Inc 2,864,062
582,293 * Clear Channel 902,554
38,924 * Cumulus Media Inc 309,057
1,684 * Daily Journal Corp 455,185
59,741 * DHI Group, Inc 292,133
148,074 * Entercom Communications Corp 94,323
83,468 Entravision Communications Corp (Class A) 447,388
107,546 * Eventbrite Inc 1,006,631
29,594 * EverQuote Inc 309,257
83,768 EW Scripps Co (Class A) 1,194,532
279,615 *,e fuboTV, Inc 701,834
12,214 * Gambling.com Group Ltd 94,781
230,377 * Gannett Co, Inc 693,435
118,164 Gray Television, Inc 2,194,305
180,527 * iHeartMedia, Inc 1,350,342
69,273 * Imax Corp 1,164,479
31,792 *,e Innovid Corp 84,567
53,517 * Integral Ad Science Holding Corp 506,806
60,938 John Wiley & Sons, Inc (Class A) 3,182,182
2,079 * Leafly Holdings, Inc 11,476
14,316 *,e Liberty Braves Group (Class A) 413,160
52,530 * Liberty Braves Group (Class C) 1,453,505
83,961 * Lions Gate Entertainment Corp (Class A) 735,498
166,415 * Lions Gate Entertainment Corp (Class B) 1,382,909
37,038 * Madison Square Garden Entertainment Corp 2,156,723
195,959 * Magnite, Inc 1,497,127
33,377 *,e Marcus Corp 548,384
32,430 * MediaAlpha, Inc 399,538
55,980 *,e Outbrain, Inc 313,488
110,418 *,e Playstudios, Inc 443,880
59,270 *,e PubMatic, Inc 983,289
76,013 * QuinStreet, Inc 817,140
9,289 *,e Redbox Entertainment, Inc 40,500
28,672 * Reservoir Media, Inc 186,368
40,055 Scholastic Corp 1,885,389
58,242 Sinclair Broadcast Group, Inc (Class A) 1,272,005
427,530 * Skillz, Inc 675,497
109,096 * Stagwell, Inc 721,125
39,379 * TechTarget, Inc 2,567,117
323,362 TEGNA, Inc 6,771,200
35,466 * Thryv Holdings, Inc 863,242
129,623 * TrueCar, Inc 333,131

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
16,827 * Urban One, Inc $ 59,063
11,707 *,e Urban One, Inc 58,886
203,242 * Vimeo, Inc 1,130,026
18,067 * Wejo Group Ltd 26,378
77,438 * WideOpenWest, Inc 1,423,310
99,140 * Yelp, Inc 3,039,632
66,383 * Ziff Davis Inc 5,436,104
114,693 * ZipRecruiter, Inc 2,010,568
TOTAL MEDIA & ENTERTAINMENT 70,614,969
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .3%
52,182 * 2seventy bio, Inc 750,899
42,217 * 4D Molecular Therapeutics, Inc 396,840
20,225 * Aadi Bioscience, Inc 250,183
298,636 *,e AbCellera Biologics, Inc 2,998,305
79,793 * Absci Corp 262,519
173,690 * Acadia Pharmaceuticals, Inc 2,551,506
90,034 *,e Aclaris Therapeutics, Inc 1,387,424
84,384 *,e Adagio Therapeutics, Inc 297,032
155,802 * Adaptive Biotechnologies Corp 1,427,146
39,462 * Adicet Bio, Inc 666,513
258,983 * ADMA Biologics, Inc 554,224
65,487 * Aerie Pharmaceuticals, Inc 459,064
14,128 *,e Aerovate Therapeutics, Inc 314,348
198,273 * Affimed NV 561,113
383,559 * Agenus, Inc 989,582
78,074 * Agios Pharmaceuticals, Inc 1,684,056
40,255 * Akero Therapeutics, Inc 412,211
21,951 * Akoya Biosciences, Inc 309,070
23,945 * Albireo Pharma, Inc 497,817
86,500 * Alector, Inc 884,030
236,908 * Alkermes plc 6,064,845
113,557 *,e Allogene Therapeutics, Inc 1,473,970
43,763 *,e Allovir, Inc 200,872
9,350 * Alpha Teknova, Inc 60,681
18,186 *,e Alpine Immune Sciences, Inc 144,579
30,055 *,e ALX Oncology Holdings, Inc 290,932
396,524 * Amicus Therapeutics, Inc 3,949,379
134,975 * Amneal Pharmaceuticals, Inc 477,811
55,736 * Amphastar Pharmaceuticals, Inc 2,083,969
16,549 * Amylyx Pharmaceuticals, Inc 446,658
6,633 *,e AN2 Therapeutics, Inc 56,778
28,321 * AnaptysBio, Inc 593,042
97,162 *,e Anavex Life Sciences Corp 996,882
17,618 * ANI Pharmaceuticals, Inc 603,416
20,311 * Anika Therapeutics, Inc 474,465
131,422 * Apellis Pharmaceuticals, Inc 7,396,430
150,622 *,e Arbutus Biopharma Corp 347,937
17,924 * Arcellx, Inc 371,565
34,372 *,e Arcturus Therapeutics Holdings, Inc 603,229
75,340 * Arcus Biosciences, Inc 2,003,291
50,254 * Arcutis Biotherapeutics, Inc 1,219,162
148,018 * Arrowhead Pharmaceuticals Inc 6,295,206
69,944 * Arvinas, Inc 3,714,726
123,720 * Atara Biotherapeutics, Inc 374,872
119,095 * Atea Pharmaceuticals, Inc 976,579
47,470 *,e Athira Pharma, Inc 165,196
25,495 *,e Aura Biosciences, Inc 363,559
196,716 *,e Aurinia Pharmaceuticals, Inc 1,609,137
90,937 * Avid Bioservices, Inc 1,786,912
68,119 * Avidity Biosciences, Inc 1,109,659

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
42,018 *,e Axsome Therapeutics, Inc $ 1,621,475
91,407 *,e Beam Therapeutics, Inc 5,756,813
94,266 * Berkeley Lights, Inc 423,254
270,205 * BioCryst Pharmaceuticals, Inc 2,977,659
90,202 * Biohaven Pharmaceutical Holding Co Ltd 13,171,296
437,803 *,e Bionano Genomics, Inc 814,314
26,789 *,e Bioxcel Therapeutics Inc 413,622
105,755 * Bluebird Bio, Inc 428,308
85,905 * Blueprint Medicines Corp 4,386,309
149,164 *,e Bridgebio Pharma, Inc 1,291,760
67,518 * C4 Therapeutics, Inc 650,874
66,066 * Cara Therapeutics, Inc 577,417
75,355 * CareDx, Inc 1,792,695
86,174 * Caribou Biosciences, Inc 699,733
54,951 *,e Cassava Sciences, Inc 897,350
137,919 * Catalyst Pharmaceuticals, Inc 1,412,291
65,503 * Celldex Therapeutics, Inc 2,012,252
21,662 * Celularity, Inc 65,203
26,194 * Century Therapeutics, Inc 276,871
79,502 * Cerevel Therapeutics Holdings, Inc 2,090,108
92,515 * ChemoCentryx, Inc 2,185,204
114,296 * Chimerix, Inc 250,308
64,642 * Chinook Therapeutics, Inc 1,196,523
20,647 * CinCor Pharma, Inc 467,035
89,565 * Codexis, Inc 614,416
65,070 * Cogent Biosciences, Inc 721,626
100,420 * Coherus Biosciences, Inc 850,557
48,337 * Collegium Pharmaceutical, Inc 830,913
122,560 * Corcept Therapeutics, Inc 3,512,570
74,579 * Crinetics Pharmaceuticals, Inc 1,432,663
133,390 *,e CTI BioPharma Corp 872,371
45,250 *,e Cullinan Oncology, Inc 611,327
167,507 * Cytek Biosciences, Inc 2,144,090
118,506 * Cytokinetics, Inc 5,016,359
33,461 *,e Day One Biopharmaceuticals, Inc 573,187
62,906 * Deciphera Pharmaceuticals, Inc 798,277
141,676 * Denali Therapeutics, Inc 4,819,818
52,314 * Design Therapeutics, Inc 1,026,401
39,607 * DICE Therapeutics, Inc 682,825
171,756 *,e Dynavax Technologies Corp 2,469,851
47,019 * Dyne Therapeutics, Inc 493,229
14,382 * Eagle Pharmaceuticals, Inc 570,965
41,628 * Edgewise Therapeutics, Inc 402,543
97,325 *,e Editas Medicine, Inc 1,548,441
57,260 * Eiger BioPharmaceuticals, Inc 497,589
72,380 * Emergent Biosolutions, Inc 2,507,243
28,340 * Enanta Pharmaceuticals, Inc 1,562,951
27,646 *,e Enochian Biosciences Inc 63,586
212,336 * EQRx, Inc 1,157,231
90,817 *,e Erasca, Inc 684,760
88,750 *,e Esperion Thereapeutics, Inc 512,087
49,373 * Evolus, Inc 608,769
42,858 *,e EyePoint Pharmaceuticals, Inc 391,294
118,571 * Fate Therapeutics, Inc 3,619,973
125,458 * FibroGen, Inc 1,578,262
28,008 * Foghorn Therapeutics, Inc 409,757
49,166 * Forma Therapeutics Holdings, Inc 407,094
58,198 * Fulcrum Therapeutics, Inc 342,204
64,840 * Generation Bio Co 413,679
517,975 *,e Geron Corp 984,152
89,826 * Global Blood Therapeutics, Inc 2,939,107

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
91,072 *,e Gossamer Bio, Inc $ 1,022,739
19,512 *,e GreenLight Biosciences Holdings PBC 41,365
195,532 * Halozyme Therapeutics, Inc 9,561,515
38,516 * Harmony Biosciences Holdings, Inc 1,953,917
145,136 *,e Heron Therapeutics, Inc 403,478
18,113 *,e HilleVax, Inc 244,888
24,625 *,e Humacyte, Inc 85,695
34,554 *,e Icosavax, Inc 241,878
48,776 * Ideaya Biosciences, Inc 727,738
13,418 *,e IGM Biosciences, Inc 216,164
42,356 * Imago Biosciences, Inc 681,932
137,675 *,e ImmunityBio, Inc 535,556
308,394 * Immunogen, Inc 1,461,788
57,972 *,e Immunovant, Inc 238,845
41,962 *,e Inhibrx, Inc 727,621
91,019 * Innoviva, Inc 1,305,212
25,055 * Inotiv, Inc 468,027
306,108 *,e Inovio Pharmaceuticals, Inc 606,094
171,416 * Insmed, Inc 3,791,722
97,000 *,e Instil Bio, Inc 547,080
108,456 * Intellia Therapeutics, Inc 7,023,611
33,587 *,e Intercept Pharmaceuticals, Inc 428,570
132,495 * Intra-Cellular Therapies, Inc 7,170,629
218,653 * Iovance Biotherapeutics, Inc 2,547,307
201,009 * Ironwood Pharmaceuticals, Inc 2,301,553
33,162 * iTeos Therapeutics, Inc 811,143
167,180 * IVERIC bio, Inc 1,787,154
25,197 *,e Janux Therapeutics, Inc 312,947
51,612 * Jounce Therapeutics, Inc 158,449
32,824 * KalVista Pharmaceuticals Inc 405,376
37,989 * Karuna Therapeutics, Inc 4,948,067
106,245 *,e Karyopharm Therapeutics, Inc 451,541
25,528 * Keros Therapeutics, Inc 818,938
66,066 * Kezar Life Sciences, Inc 645,465
43,001 * Kiniksa Pharmaceuticals Ltd 426,140
45,450 *,e Kinnate Biopharma, Inc 486,315
49,058 * Kodiak Sciences, Inc 488,127
76,805 * Kronos Bio, Inc 322,581
30,228 *,e Krystal Biotech Inc 2,193,948
90,715 * Kura Oncology, Inc 1,388,847
53,757 * Kymera Therapeutics, Inc 1,184,267
106,290 * Lexicon Pharmaceuticals, Inc 252,970
22,160 * Ligand Pharmaceuticals, Inc (Class B) 2,039,385
66,537 *,e Liquidia Corp 326,364
258,661 *,e Lyell Immunopharma, Inc 1,440,742
82,943 * MacroGenics, Inc 259,612
18,318 * Madrigal Pharmaceuticals, Inc 1,150,737
353,672 *,e MannKind Corp 1,220,168
121,346 *,e MaxCyte, Inc 661,336
39,600 * Medpace Holdings, Inc 6,713,388
38,773 * MeiraGTx Holdings plc 321,040
122,354 * Mersana Therapeutics, Inc 620,335
178,283 *,e MiMedx Group, Inc 609,728
22,963 *,e Mirum Pharmaceuticals, Inc 576,371
41,302 *,e Monte Rosa Therapeutics, Inc 374,609
35,874 * Morphic Holding, Inc 949,585
114,817 * Myriad Genetics, Inc 3,028,872
65,874 * NanoString Technologies, Inc 843,187
66,458 *,e Nautilus Biotechnology, Inc 193,393
256,048 * Nektar Therapeutics 1,013,950
178,636 * NeoGenomics, Inc 1,807,796

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
54,749 * NGM Biopharmaceuticals Inc $ 792,766
45,244 * Nkarta, Inc 611,246
62,887 * Nurix Therapeutics, Inc 1,003,677
26,152 *,e Nuvalent, Inc 388,619
162,547 *,e Nuvation Bio, Inc 448,630
323,648 *,e Ocugen, Inc 835,012
118,445 * Ocular Therapeutix, Inc 530,634
99,130 * Organogenesis Holdings Inc 569,006
146,573 *,e Outlook Therapeutics, Inc 165,627
338,545 *,e Pacific Biosciences of California, Inc 1,479,442
64,658 * Pacira BioSciences Inc 3,657,056
39,406 *,e Pardes Biosciences, Inc 111,125
11,657 *,e PepGen, Inc 130,558
39,501 *,e Phathom Pharmaceuticals, Inc 363,804
28,478 Phibro Animal Health Corp 557,314
52,216 *,e PMV Pharmaceuticals, Inc 780,629
105,230 *,e Point Biopharma Global, Inc 772,388
48,161 * Praxis Precision Medicines, Inc 170,008
148,497 *,e Precigen, Inc 233,140
72,447 * Prestige Consumer Healthcare, Inc. 4,369,279
137,717 *,† Progenics Pharmaceuticals, Inc 0
41,982 * Prometheus Biosciences, Inc 1,791,372
64,744 * Protagonist Therapeutics, Inc 644,203
52,608 * Prothena Corp plc 1,634,004
85,790 *,e Provention Bio, Inc 327,718
101,496 * PTC Therapeutics, Inc 4,420,151
53,330 * Quanterix Corp 852,747
151,848 * Quantum-Si, Inc 493,506
70,897 * Radius Health, Inc 714,642
25,792 *,e Rallybio Corp 240,639
36,290 * RAPT Therapeutics, Inc 668,462
39,680 * Reata Pharmaceuticals, Inc 1,217,382
201,620 * Recursion Pharmaceuticals, Inc 1,705,705
59,175 * REGENXBIO, Inc 1,856,320
111,324 * Relay Therapeutics, Inc 2,117,382
39,172 * Relmada Therapeutics, Inc 1,002,803
44,085 * Replimune Group, Inc 849,959
100,547 * Revance Therapeutics, Inc 1,560,489
90,592 * REVOLUTION Medicines, Inc 2,046,473
267,513 * Rigel Pharmaceuticals, Inc 318,340
62,195 * Rocket Pharmaceuticals, Inc 901,827
75,484 * Sage Therapeutics, Inc 2,597,404
129,609 *,e Sana Biotechnology, Inc 865,788
167,325 * Sangamo Therapeutics Inc 717,824
86,813 *,e Science 37 Holdings, Inc 172,758
83,616 * Seer, Inc 752,544
96,729 * Seres Therapeutics, Inc 397,556
69,087 e SIGA Technologies, Inc 1,187,606
92,357 *,e Singular Genomics Systems, Inc 351,880
208,538 * SomaLogic, Inc 1,053,117
540,904 *,e Sorrento Therapeutics, Inc 1,406,350
49,642 *,e SpringWorks Therapeutics, Inc 1,483,303
29,887 * Stoke Therapeutics, Inc 442,029
69,744 * Supernus Pharmaceuticals, Inc 2,214,372
67,890 * Sutro Biopharma, Inc 397,157
75,185 * Syndax Pharmaceuticals, Inc 1,531,518
64,979 *,e Tango Therapeutics, Inc 265,764
25,346 *,e Tarsus Pharmaceuticals, Inc 380,697
40,959 *,e Tenaya Therapeutics, Inc 195,374
188,111 * TG Therapeutics, Inc 1,126,785
91,257 * Theravance Biopharma, Inc 802,149

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
21,024 *,e Theseus Pharmaceuticals, Inc $ 151,583
88,218 * Travere Therapeutics, Inc 2,076,652
46,457 *,e Tricida, Inc 425,546
66,268 * Turning Point Therapeutics Inc 4,968,775
80,710 * Twist Bioscience Corp 3,530,255
18,400 *,e Tyra Biosciences, Inc 195,960
77,049 * Vanda Pharmaceuticals, Inc 830,588
176,407 *,e Vaxart Inc 649,178
75,585 * Vaxcyte, Inc 1,744,502
291,530 * VBI Vaccines, Inc 248,005
31,249 *,e Ventyx Biosciences, Inc 472,172
19,644 *,e Vera Therapeutics, Inc 338,859
102,996 * Veracyte, Inc 2,712,915
67,232 * Vericel Corp 2,187,729
52,445 *,e Verve Therapeutics, Inc 1,291,196
104,543 * Vir Biotechnology, Inc 2,907,341
37,343 *,e Viridian Therapeutics, Inc 494,421
272,139 * VistaGen Therapeutics, Inc 38,943
81,380 * Xencor, Inc 2,334,792
185,451 *,e Xeris Biopharma Holdings, Inc 263,340
53,865 *,e Y-mAbs Therapeutics, Inc 839,755
57,244 * Zentalis Pharmaceuticals, Inc 1,671,525
83,039 *,† Zogenix, Inc 56,467
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 336,114,817
REAL ESTATE - 7 .0%
133,513 Acadia Realty Trust 2,287,078
108,546 Agree Realty Corp 8,639,176
105,826 Alexander & Baldwin, Inc 2,106,996
3,383 Alexander's, Inc 823,794
72,238 American Assets Trust, Inc 2,183,755
187,059 American Finance Trust, Inc 1,457,190
209,351 * Apartment Investment and Management Co 1,741,800
308,813 Apple Hospitality REIT, Inc 5,151,001
101,190 Armada Hoffler Properties, Inc 1,434,874
61,269 * Ashford Hospitality Trust, Inc 534,266
40,830 Bluerock Residential Growth REIT, Inc 1,072,604
107,260 BraeMar Hotels & Resorts, Inc 556,679
247,366 Brandywine Realty Trust 2,312,872
242,989 Broadstone Net Lease, Inc 5,508,561
19,791 Brt Realty Trust 454,995
136,215 CareTrust REIT, Inc 2,812,840
68,425 CatchMark Timber Trust, Inc 769,097
37,231 CBL & Associates Properties, Inc 1,146,342
15,040 Cedar Realty Trust, Inc 437,062
21,424 Centerspace 1,840,107
66,980 * Chatham Lodging Trust 814,477
62,424 City Office REIT, Inc 880,178
13,183 Clipper Realty, Inc 118,779
35,996 Community Healthcare Trust, Inc 1,402,044
363,914 *,e Compass, Inc 1,390,151
161,617 Corporate Office Properties Trust 4,549,519
22,758 CTO Realty Growth, Inc 482,470
228,352 * Cushman & Wakefield plc 3,836,314
292,285 * DiamondRock Hospitality Co 2,712,405
849,997 * DigitalBridge Group, Inc 4,657,984
332,930 Diversified Healthcare Trust 575,969
191,687 *,e Doma Holdings, Inc 142,232
109,262 Douglas Elliman, Inc 655,572
129,653 Easterly Government Properties, Inc 2,628,066
192,974 Empire State Realty Trust, Inc 1,646,068

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
159,553 Equity Commonwealth $ 4,475,462
187,206 Essential Properties Realty Trust, Inc 4,515,409
102,783 e eXp World Holdings Inc 1,527,355
63,919 Farmland Partners, Inc 948,558
29,193 * Forestar Group, Inc 404,031
114,749 Four Corners Property Trust, Inc 3,354,113
144,551 Franklin Street Properties Corp 547,848
8,758 * FRP Holdings, Inc 516,722
62,953 Getty Realty Corp 1,847,041
59,543 Gladstone Commercial Corp 1,247,426
45,018 Gladstone Land Corp 1,220,438
88,786 Global Medical REIT, Inc 1,081,413
152,084 Global Net Lease, Inc 2,294,948
53,913 * Hersha Hospitality Trust 543,443
322,986 Independence Realty Trust, Inc 7,170,289
8,815 Indus Realty Trust, Inc 538,420
90,707 Industrial Logistics Properties Trust 909,791
39,912 Innovative Industrial Properties, Inc 3,847,916
94,443 InvenTrust Properties Corp 2,707,681
92,401 iStar Inc 1,544,021
169,626 Kennedy-Wilson Holdings, Inc 3,504,473
313,005 Kite Realty Group Trust 6,225,669
405,725 Lexington Realty Trust 4,450,803
55,220 LTC Properties, Inc 2,313,718
310,292 Macerich Co 3,292,198
120,337 * Mack-Cali Realty Corp 1,678,701
37,394 Marcus & Millichap, Inc 1,530,162
63,702 National Health Investors, Inc 4,130,438
67,052 NETSTREIT Corp 1,374,566
215,059 Newmark Group, Inc 2,451,673
31,916 NexPoint Residential Trust, Inc 2,123,691
30,000 *,e Offerpad Solutions, Inc 63,300
71,950 Office Properties Income Trust 1,495,121
26,407 One Liberty Properties, Inc 732,794
79,594 Orion Office REIT, Inc 870,758
210,251 Outfront Media, Inc 3,881,233
273,932 Paramount Group, Inc 2,150,366
186,609 Pebblebrook Hotel Trust 3,650,072
168,148 Phillips Edison & Co, Inc 5,723,758
330,757 Physicians Realty Trust 5,877,552
178,791 Piedmont Office Realty Trust, Inc 2,460,164
52,730 Plymouth Industrial REIT, Inc 1,015,580
24,761 Postal Realty Trust, Inc 417,966
98,104 PotlatchDeltic Corp 4,810,039
30,373 Re/Max Holdings, Inc 769,652
171,185 * Realogy Holdings Corp 1,699,867
150,429 *,e Redfin Corp 1,308,732
175,201 Retail Opportunities Investment Corp 3,059,009
229,326 RLJ Lodging Trust 2,864,282
24,217 RMR Group, Inc 700,113
126,119 RPT Realty 1,370,914
77,362 * Ryman Hospitality Properties 6,849,631
333,148 Sabra Healthcare REIT, Inc 5,127,148
31,850 Safehold, Inc 1,358,084
18,483 Saul Centers, Inc 966,291
59,703 * Seritage Growth Properties 717,630
246,135 Service Properties Trust 1,609,723
279,383 SITE Centers Corp 4,081,786
50,097 St. Joe Co 2,105,076
259,015 STAG Industrial, Inc 8,490,512
8,230 * Stratus Properties, Inc 260,644

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
150,610 * Summit Hotel Properties, Inc $ 1,182,289
310,669 * Sunstone Hotel Investors, Inc 3,519,880
147,929 Tanger Factory Outlet Centers, Inc 2,406,805
32,842 * Tejon Ranch Co 542,550
106,645 Terreno Realty Corp 6,681,309
1,743 * Transcontinental Realty Investors, Inc 75,385
69,115 UMH Properties, Inc 1,472,841
341,256 Uniti Group, Inc 3,402,322
18,440 Universal Health Realty Income Trust 993,916
159,447 Urban Edge Properties 2,619,714
47,204 Urstadt Biddle Properties, Inc (Class A) 868,554
127,222 Washington REIT 2,820,512
62,723 * Whitestone REIT 704,379
161,557 * Xenia Hotels & Resorts, Inc 2,652,766
TOTAL REAL ESTATE 250,512,753
RETAILING - 2 .8%
36,380 * 1-800-FLOWERS.COM, Inc (Class A) 362,709
28,633 * 1stdibs.com, Inc 185,542
44,172 Aaron's Co, Inc 575,119
69,194 * Abercrombie & Fitch Co (Class A) 1,232,345
120,598 Academy Sports & Outdoors, Inc 5,189,332
14,388 * aka Brands Holding Corp 27,049
216,660 American Eagle Outfitters, Inc 2,608,586
8,391 * America's Car-Mart, Inc 869,056
122,073 Arko Corp 1,114,526
31,853 * Asbury Automotive Group, Inc 5,467,249
124,747 *,e BARK, Inc 178,388
131,506 *,e Bed Bath & Beyond, Inc 661,475
37,990 Big 5 Sporting Goods Corp 488,551
39,199 e Big Lots, Inc 791,428
42,511 * Boot Barn Holdings, Inc 2,648,435
11,635 * Boxed, Inc 21,874
41,887 Buckle, Inc 1,264,987
19,768 Build-A-Bear Workshop, Inc 315,695
50,744 Caleres, Inc 1,259,466
53,948 Camping World Holdings, Inc 1,458,754
74,186 * CarParts.com, Inc 592,004
32,389 Cato Corp (Class A) 400,004
175,489 * Chico's FAS, Inc 880,955
18,530 * Children's Place, Inc 803,090
15,903 * Citi Trends, Inc 390,896
18,650 * Conn's, Inc 175,683
53,065 * Container Store Group, Inc 395,865
811,536 *,e ContextLogic, Inc 1,217,304
80,574 Designer Brands, Inc 1,162,683
95,461 * Destination XL Group, Inc 395,209
6,456 e Dillard's, Inc (Class A) 1,467,772
20,264 * Duluth Holdings, Inc 195,345
97,818 *,e EVgo, Inc 877,427
145,101 *,e Express Parent LLC 245,221
119,360 Foot Locker, Inc 3,386,243
41,458 Franchise Group, Inc 1,365,212
44,369 * Funko, Inc 1,162,911
18,260 * Genesco, Inc 1,023,473
23,102 Group 1 Automotive, Inc 4,087,206
32,196 *,e Groupon, Inc 341,278
82,304 *,e GrowGeneration Corp 399,174
52,769 Guess?, Inc 997,862
22,347 Haverty Furniture Cos, Inc 610,743
17,930 Hibbett Sports, Inc 841,276

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
18,169 JOANN, Inc $ 164,248
22,463 * Lands' End, Inc 286,403
36,822 * Liquidity Services, Inc 741,227
8,835 *,e Lulu's Fashion Lounge Holdings, Inc 49,476
41,895 * Lumber Liquidators, Inc 420,626
29,604 * MarineMax, Inc 1,209,027
47,619 Monro Muffler, Inc 2,388,093
32,635 Murphy USA, Inc 9,280,089
116,651 * National Vision Holdings, Inc 3,399,210
61,448 * ODP Corp 2,230,562
17,058 OneWater Marine, Inc 618,182
60,931 *,e Overstock.com, Inc 1,766,999
153,715 *,e Party City Holdco, Inc 175,235
29,033 e PetMed Express, Inc 633,500
115,515 *,e Porch Group, Inc 222,944
64,200 * Poshmark, Inc 692,718
122,870 * Quotient Technology, Inc 340,350
487,538 Qurate Retail Group, Inc QVC Group 1,330,979
160,992 *,e RealReal, Inc 375,111
65,513 *,e Rent the Runway, Inc 290,878
74,293 Rent-A-Center, Inc 1,748,114
58,343 *,e Revolve Group, Inc 1,652,274
17,787 * RumbleON, Inc 297,043
149,419 * Sally Beauty Holdings, Inc 1,909,575
24,101 Shoe Carnival, Inc 525,643
34,825 Shutterstock, Inc 1,967,612
67,080 e Signet Jewelers Ltd 4,089,197
30,864 * Sleep Number Corp 1,390,732
28,323 Sonic Automotive, Inc (Class A) 1,185,318
59,219 * Sportsman's Warehouse Holdings, Inc 583,899
115,618 * Stitch Fix Inc 690,239
82,384 *,e ThredUp, Inc 185,364
42,668 Tilly's, Inc 322,997
24,793 *,e Torrid Holdings, Inc 100,660
20,041 * TravelCenters of America, Inc 836,111
91,997 * Urban Outfitters, Inc 1,884,099
34,551 e Vivid Seats, Inc 288,846
171,436 *,e Volta, Inc 315,442
120,616 * Warby Parker, Inc 1,494,432
8,228 Weyco Group, Inc 216,726
3,974 Winmark Corp 882,824
48,631 *,e Xometry, Inc 1,847,978
21,845 * Zumiez, Inc 567,970
TOTAL RETAILING 101,734,354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .8%
67,610 * ACM Research, Inc 1,141,257
30,740 * Alpha & Omega Semiconductor Ltd 1,291,387
52,373 * Ambarella, Inc 4,532,883
146,676 Amkor Technology, Inc 2,958,455
28,637 *,e Atomera, Inc 334,480
47,168 * Axcelis Technologies, Inc 3,317,326
62,521 * AXT, Inc 548,309
32,245 * Ceva, Inc 1,200,481
16 *,† China Energy Savings Technology, Inc 0
70,544 * Cohu, Inc 2,016,148
32,755 *,e Credo Technology Group Holding Ltd 525,718
10,013 * CyberOptics Corp 407,229
63,908 * Diodes, Inc 5,200,194
112,069 * Formfactor, Inc 3,985,174
40,413 * Ichor Holdings Ltd 1,263,310

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
30,772 * Impinj, Inc $ 2,616,236
139,359 *,e indie Semiconductor, Inc 1,003,385
83,566 Kulicke & Soffa Industries, Inc 4,021,196
72,543 * MACOM Technology Solutions Holdings, Inc 4,203,141
103,258 * MaxLinear, Inc 4,172,656
71,233 * Nanometrics, Inc 5,930,147
80,154 * NeoPhotonics Corp Ltd 1,281,663
44,006 * PDF Solutions, Inc 1,187,282
89,546 * Photronics, Inc 2,132,090
83,301 Power Integrations, Inc 7,081,418
157,406 * Rambus, Inc 3,979,224
44,961 *,e Rigetti Computing, Inc 199,177
142,445 *,e Rockley Photonics Holdings Ltd 364,659
90,894 * Semtech Corp 5,665,423
52,779 * Silicon Laboratories, Inc 7,783,847
23,037 * SiTime Corp 4,284,421
18,771 *,e SkyWater Technology, Inc 252,282
69,700 * SMART Global Holdings, Inc 1,367,514
118,090 *,e SunPower Corp 2,405,493
57,047 * Synaptics, Inc 8,268,963
29,962 * Transphorm, Inc 154,304
65,967 * Ultra Clean Holdings 2,216,491
74,484 * Veeco Instruments, Inc 1,623,751
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 100,917,114
SOFTWARE & SERVICES - 7 .1%
153,960 * 8x8, Inc 752,864
94,517 A10 Networks, Inc 1,409,248
167,203 * ACI Worldwide, Inc 4,770,302
28,426 * Agilysys, Inc 1,372,976
70,347 * Alarm.com Holdings, Inc 4,978,457
50,009 *,e Alkami Technology, Inc 696,125
76,840 * Altair Engineering, Inc 4,526,644
43,487 * American Software, Inc (Class A) 777,548
81,147 *,e Amplitude, Inc 1,199,353
28,149 * Appfolio, Inc 2,865,850
57,829 *,e Appian Corp 2,806,441
11,267 * Applied Blockchain, Inc 23,886
23,647 * Arteris, Inc 190,595
105,988 *,e Asana, Inc 2,047,688
119,098 *,e Avaya Holdings Corp 107,021
182,154 *,e AvePoint, Inc 916,235
211,536 * AvidXchange Holdings, Inc 1,527,290
39,105 * Benefitfocus, Inc 331,219
90,489 * BigCommerce Holdings, Inc 1,416,153
67,834 * Blackbaud, Inc 4,159,581
80,270 * Blackline, Inc 5,074,669
258,384 * Blend Labs, Inc 682,134
189,568 * Box, Inc 5,391,314
72,115 Bread Financial Holdings, Inc 2,856,475
52,707 * Brightcove, Inc 313,607
134,265 * BTRS Holdings, Inc 866,009
99,854 *,e C3.ai, Inc 1,838,312
81,678 * Cantaloupe, Inc 495,785
19,577 Cass Information Systems, Inc 713,777
63,698 *,e Cerberus Cyber Sentinel Corp 204,471
55,569 * Cerence Inc 1,565,379
41,867 * ChannelAdvisor Corp 617,120
54,565 *,e Cipher Mining, Inc 93,852
70,747 *,e Cleanspark, Inc 282,281
89,460 *,e Clear Secure, Inc 2,265,127

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
65,189 * Commvault Systems, Inc $ 3,656,451
236,633 * Conduent, Inc 1,102,710
22,286 * Consensus Cloud Solutions, Inc 1,204,113
305,205 *,e Core Scientific, Inc 766,065
37,025 * Couchbase, Inc 563,891
31,049 *,e CS Disco, Inc 761,942
47,480 CSG Systems International, Inc 3,098,070
116,974 * Cvent Holding Corp 729,918
59,269 *,e Cyxtera Technologies, Inc 722,489
19,558 *,e Digimarc Corp 299,433
131,747 * Digital Turbine, Inc 2,644,162
109,755 * DigitalOcean Holdings, Inc 4,497,760
41,771 * Domo, Inc 1,170,006
112,371 * Duck Creek Technologies, Inc 1,550,720
283,205 *,e E2open Parent Holdings, Inc 1,911,634
38,501 e Ebix, Inc 910,934
32,005 * eGain Corp 283,564
34,478 * Enfusion, Inc 396,497
48,560 * EngageSmart, Inc 916,327
81,176 * Envestnet, Inc 4,730,125
55,927 * Everbridge, Inc 1,406,005
33,468 * EverCommerce, Inc 384,213
86,363 EVERTEC, Inc 3,367,293
68,605 * Evo Payments, Inc 1,875,661
47,184 * ExlService Holdings, Inc 7,944,370
157,389 * Fastly, Inc 1,789,513
81,644 * Flywire Corp 1,915,368
40,463 * ForgeRock, Inc 820,185
18,115 * Greenidge Generation Holdings, Inc 53,983
73,636 * Grid Dynamics Holdings, Inc 1,389,511
36,361 Hackett Group, Inc 762,490
32,351 * I3 Verticals, Inc 877,683
8,594 * IBEX Ltd 155,208
49,632 Information Services Group, Inc 370,255
23,999 *,e Instructure Holdings, Inc 586,536
19,278 * Intapp, Inc 292,447
44,920 InterDigital, Inc 2,757,639
47,821 * International Money Express Inc 1,149,617
90,684 *,e IronNet, Inc 201,318
41,840 *,e Kaleyra, Inc 94,977
106,009 * KnowBe4, Inc 1,514,869
99,530 *,e Latch, Inc 119,436
191,666 *,e Limelight Networks, Inc 484,915
98,268 * Liveperson, Inc 1,340,376
96,610 * LiveRamp Holdings, Inc 2,570,792
12,391 * LiveVox Holdings, Inc 20,445
148,939 *,e Marathon Digital Holdings, Inc 1,934,718
625,597 * Marqeta, Inc 5,999,475
315,425 *,e Matterport, Inc 1,340,556
89,618 MAXIMUS, Inc 5,990,963
31,294 * MeridianLink, Inc 533,563
13,563 *,e MicroStrategy, Inc (Class A) 3,879,832
59,675 * Mitek Systems, Inc 649,264
51,242 * Model N, Inc 1,287,199
136,745 * MoneyGram International, Inc 1,389,329
97,672 * N-Able, Inc 959,139
68,395 *,e NextNav, Inc 188,770
131,030 * Olo, Inc 1,403,331
58,089 * ON24, Inc 558,235
53,118 * OneSpan, Inc 588,016
121,104 * Pagerduty, Inc 3,140,227

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
121,960 * Paya Holdings, Inc $ 852,500
309,500 * Payoneer Global, Inc 1,652,730
473,090 *,e Paysafe Ltd 950,911
49,095 * Perficient, Inc 5,180,504
23,054 *,e PFSweb, Inc 251,519
112,074 * Ping Identity Holding Corp 1,922,069
25,156 *,e Priority Technology Holdings Inc 112,950
64,377 Progress Software Corp 3,023,144
57,434 * PROS Holdings, Inc 1,399,667
80,047 * Q2 Holdings, Inc 3,514,063
56,910 * Qualys, Inc 6,961,231
90,337 *,e Rackspace Technology, Inc 608,871
84,556 * Rapid7, Inc 5,409,047
120,861 * Remitly Global, Inc 1,151,805
123,186 * Repay Holdings Corp 1,650,692
68,658 * Rimini Street, Inc 481,979
169,626 *,e Riot Blockchain, Inc 1,241,662
468,180 * Sabre Corp 2,879,307
136,041 * SailPoint Technologies Holding, Inc 8,675,335
42,689 Sapiens International Corp NV 1,123,148
13,501 * SecureWorks Corp 134,065
11,953 * ShotSpotter, Inc 401,501
67,188 SolarWinds Corp 719,583
66,067 * Sprout Social, Inc 3,442,091
52,443 * SPS Commerce, Inc 6,280,574
44,719 *,e Squarespace, Inc 951,173
398,560 * StoneCo Ltd 3,818,205
119,307 * Sumo Logic, Inc 807,708
188,021 * SVMK, Inc 1,626,382
75,208 * Telos Corp 597,152
159,314 * Tenable Holdings, Inc 6,157,486
30,573 *,e Terawulf, Inc 44,025
27,764 TTEC Holdings, Inc 2,031,492
13,579 *,e Tucows, Inc 628,300
93,710 * Unisys Corp 1,285,701
40,708 * Upland Software, Inc 460,815
66,026 *,e UserTesting, Inc 417,945
157,236 * Varonis Systems, Inc 3,998,511
94,173 * Verint Systems, Inc 4,300,881
36,492 *,e Veritone, Inc 256,539
211,812 * Verra Mobility Corp 3,492,780
17,360 * Viant Technology, Inc 86,279
7,066 * Weave Communications, Inc 35,401
100,235 *,e WM Technology, Inc 340,799
68,895 * Workiva, Inc 4,512,622
145,042 Xperi Holding Corp 2,430,904
173,918 * Yext, Inc 761,761
43,446 *,e Zeta Global Holdings Corp 232,436
161,837 * Zuora Inc 1,377,233
TOTAL SOFTWARE & SERVICES 256,813,799
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .6%
178,793 * 3D Systems Corp 2,045,392
33,185 * 908 Devices, Inc 746,663
101,530 ADTRAN Holdings, Inc 2,445,858
53,970 Advanced Energy Industries, Inc 4,829,775
136,154 *,e Aeva Technologies, Inc 480,624
37,087 *,e AEye, Inc 83,075
92,960 *,e Akoustis Technologies, Inc 397,869
119,370 * Arlo Technologies, Inc 839,171
15,093 * Aviat Networks, Inc 443,432

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
53,578 * Avid Technology, Inc $ 1,503,399
42,223 Badger Meter, Inc 4,061,430
63,045 Belden CDT, Inc 4,080,272
48,952 Benchmark Electronics, Inc 1,252,192
81,629 * Calix, Inc 4,656,118
15,390 * Cambium Networks Corp 290,101
75,012 * Casa Systems, Inc 331,553
16,886 * Clearfield, Inc 1,664,115
289,125 * CommScope Holding Co, Inc 2,610,799
11,162 * CompoSecure, Inc 60,945
44,447 Comtech Telecommunications Corp 516,474
53,537 *,e Corsair Gaming, Inc 754,872
44,674 CTS Corp 1,817,338
29,302 * Diebold, Inc 94,645
48,605 * Digi International, Inc 1,384,756
26,323 * DZS, Inc 493,293
98,667 *,e Eastman Kodak Co 543,655
38,958 * ePlus, Inc 2,164,896
117,515 *,e Evolv Technologies Holdings, Inc 316,115
187,445 * Extreme Networks, Inc 2,451,781
53,059 * Fabrinet 5,096,848
25,759 * FARO Technologies, Inc 837,683
24,715 *,e Focus Universal, Inc 344,280
135,696 * Harmonic, Inc 1,481,800
32,348 * Identiv, Inc 437,992
264,557 * Infinera Corp 1,732,848
130,514 *,e Inseego Corp 291,046
46,465 * Insight Enterprises, Inc 4,340,296
172,015 *,e IonQ, Inc 928,881
65,090 * Itron, Inc 3,801,256
33,585 * Kimball Electronics, Inc 738,870
130,358 * Knowles Corp 2,574,571
165,616 *,e Lightwave Logic, Inc 1,767,123
50,544 Methode Electronics, Inc 2,084,435
236,641 *,e Microvision, Inc 1,218,701
191,285 *,e Mirion Technologies, Inc 1,300,738
44,370 * Napco Security Technologies, Inc 1,138,534
39,595 * Netgear, Inc 1,020,759
102,345 * Netscout Systems, Inc 3,641,435
64,894 * nLight, Inc 795,600
51,526 * Novanta, Inc 7,945,309
47,801 *,e Ondas Holdings, Inc 218,929
23,737 * OSI Systems, Inc 2,294,656
186,294 *,e Ouster, Inc 327,877
37,135 *,e PAR Technology Corp 1,545,559
18,102 PC Connection, Inc 858,578
61,565 * Plantronics, Inc 2,449,671
39,528 * Plexus Corp 3,713,656
111,945 * Ribbon Communications, Inc 379,494
27,468 * Rogers Corp 7,395,759
86,344 * Sanmina Corp 3,976,141
35,769 * Scansource, Inc 1,142,820
169,690 *,e SmartRent, Inc 960,445
65,269 * Super Micro Computer, Inc 3,525,179
141,677 * TTM Technologies, Inc 1,916,890
23,429 * Turtle Beach Corp 304,577
272,220 *,e Velodyne Lidar, Inc 285,831
329,753 * Viavi Solutions, Inc 4,880,344
189,504 Vishay Intertechnology, Inc 3,915,153
16,057 * Vishay Precision Group, Inc 500,657

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
166,054 Xerox Holdings Corp $ 2,844,505
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 130,316,334
TELECOMMUNICATION SERVICES - 0 .8%
17,801 * Anterix, Inc 791,966
16,039 ATN International, Inc 738,436
33,774 * Bandwidth Inc 561,662
151,038 *,e Charge Enterprises, Inc 459,155
62,392 Cogent Communications Group, Inc 3,981,234
105,124 * Consolidated Communications Holdings, Inc 693,818
49,151 * EchoStar Corp (Class A) 971,224
975,862 *,e Globalstar, Inc 1,366,207
72,155 * Gogo, Inc 1,252,611
21,164 * IDT Corp (Class B) 550,899
184,135 * Iridium Communications, Inc 8,232,676
49,275 *,e KORE Group Holdings, Inc 131,071
56,787 * Liberty Latin America Ltd (Class A) 418,520
213,525 * Liberty Latin America Ltd (Class C) 1,567,273
34,046 * Ooma, Inc 406,169
107,780 * Radius Global Infrastructure, Inc 1,646,878
70,712 Shenandoah Telecom Co 1,576,878
33,314 *,e Starry Group Holdings, Inc 106,605
143,602 Telephone & Data Systems, Inc 2,270,348
19,974 * US Cellular Corp 585,038
TOTAL TELECOMMUNICATION SERVICES 28,308,668
TRANSPORTATION - 1 .7%
85,787 * Air Transport Services Group, Inc 2,688,565
21,916 * Allegiant Travel Co 2,527,134
35,334 ArcBest Corp 3,130,592
39,016 * Atlas Air Worldwide Holdings, Inc 2,953,901
242,075 *,e Bird Global, Inc 130,236
92,383 *,e Blade Air Mobility, Inc 513,188
84,726 Costamare, Inc 993,836
15,416 Covenant Transportation Group, Inc 515,974
58,964 * Daseke, Inc 494,118
18,943 e Eagle Bulk Shipping, Inc 1,002,653
32,081 e Eneti, Inc 205,960
38,866 Forward Air Corp 4,078,209
52,086 *,e Frontier Group Holdings, Inc 754,205
51,649 Genco Shipping & Trading Ltd 995,793
180,454 e Golden Ocean Group Ltd 1,970,558
77,519 * Hawaiian Holdings, Inc 1,159,684
66,883 Heartland Express, Inc 1,062,102
47,698 * Hub Group, Inc (Class A) 3,644,127
354,539 * Joby Aviation, Inc 1,964,146
83,046 Marten Transport Ltd 1,790,472
57,649 Matson, Inc 5,284,684
10,560 * PAM Transportation Services, Inc 377,837
66,919 * Radiant Logistics, Inc 485,163
102,066 Safe Bulkers, Inc 393,975
38,198 * Saia, Inc 9,085,394
74,301 * Skywest, Inc 1,794,369
156,746 * Spirit Airlines, Inc 3,882,598
46,129 * Sun Country Airlines Holdings, Inc 930,422
205,601 *,e TuSimple Holdings, Inc 2,047,786
13,913 Universal Logistics Holdings Inc 418,086
94,570 Werner Enterprises, Inc 4,157,297
271,101 * Wheels Up Experience, Inc 607,266
TOTAL TRANSPORTATION 62,040,330

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES - 3 .4%
82,212 Allete, Inc $ 5,102,899
58,484 *,e Altus Power, Inc 458,514
54,466 American States Water Co 4,747,801
11,287 Artesian Resources Corp 581,958
105,561 Avista Corp 4,461,008
93,703 Black Hills Corp 7,233,872
141,880 Brookfield Infrastructure Corp 6,499,523
78,283 California Water Service Group 4,703,243
25,197 Chesapeake Utilities Corp 3,455,265
51,568 Clearway Energy, Inc (Class A) 1,780,643
117,796 Clearway Energy, Inc (Class C) 4,422,062
17,733 * Global Water Resources, Inc 234,607
53,169 MGE Energy, Inc 4,326,893
25,142 Middlesex Water Co 2,391,256
99,401 *,e Montauk Renewables, Inc 1,189,830
138,056 New Jersey Resources Corp 6,376,807
48,713 Northwest Natural Holding Co 2,614,427
78,167 NorthWestern Corp 4,334,360
77,588 ONE Gas, Inc 6,590,325
65,902 e Ormat Technologies, Inc 5,703,159
58,920 Otter Tail Corp 4,140,308
124,551 PNM Resources, Inc 6,012,077
131,188 Portland General Electric Co 6,735,192
29,806 * Pure Cycle Corp 314,751
37,635 SJW Corp 2,471,114
178,872 South Jersey Industries, Inc 6,131,732
95,535 Southwest Gas Holdings Inc 8,307,724
73,678 Spire, Inc 5,543,533
141,828 * Sunnova Energy International, Inc 3,690,364
22,151 Unitil Corp 1,213,210
20,201 Via Renewables, Inc 164,032
19,768 York Water Co 849,826
TOTAL UTILITIES 122,782,315
TOTAL COMMON STOCKS 3,595,444,565
(Cost $2,827,556,439)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0 .0%
4 Chord Energy Corp 09/01/24 78
TOTAL ENERGY 78
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
20,265 † Chinook Therapeutics, Inc 0
9,351 † Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 561
TOTAL RIGHTS/WARRANTS 639
(Cost $561)

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund July 31, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
SHORT-TERM INVESTMENTS - 6.0%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6 .0%
216,227,013 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 216,227,013
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 216,227,013
TOTAL SHORT-TERM INVESTMENTS 216,227,013
(Cost $216,227,013)
TOTAL INVESTMENTS - 105.8% 3,811,672,217
(Cost $3,043,784,013)
OTHER ASSETS & LIABILITIES, NET - (5.8)% (210,496,238)
NET ASSETS - 100.0% $ 3,601,175,979
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $264,263,021.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 0.0%
CORPORATE BONDS - 0.0%
INDIA - 0 .0%
INR 1,648,737 Britannia Industries Ltd 5 .500% 06/03/24 $ 20,240
TOTAL INDIA 20,240
TOTAL CORPORATE BONDS 20,240
(Cost $22,656)
TOTAL BONDS 20,240
(Cost $22,656)
SHARES COMPANY
COMMON STOCKS - 98.1%
BRAZIL - 5 .0%
3,528,497 AMBEV S.A. 10,181,570
464,688 Americanas S.A. 1,257,346
357,700 Atacadao Distribuicao Comercio e Industria Ltd 1,287,944
4,527,246 B3 SA-Brasil Bolsa Balcao 9,703,554
1,206,328 * Banco Bradesco S.A. 3,373,643
3,986,804 * Banco Bradesco S.A. (Preference) 13,430,354
866,500 Banco BTG Pactual S.A. - Unit 3,773,071
640,983 Banco do Brasil S.A. 4,456,071
252,674 Banco Santander Brasil S.A. 1,381,525
499,948 BB Seguridade Participacoes S.A. 2,801,162
144,900 Braskem S.A. 1,027,499
421,204 * BRF S.A. 1,299,244
813,941 Centrais Eletricas Brasileiras S.A. 7,206,401
192,192 Centrais Eletricas Brasileiras S.A. (Preference) 1,758,073
921,942 Cia de Concessoes Rodoviarias 2,314,611
255,758 Cia de Saneamento Basico do Estado de Sao Paulo 2,208,057
1,058,535 Cia Energetica de Minas Gerais 2,299,517
489,230 Cia Siderurgica Nacional S.A. 1,390,884
891,083 Cosan SA Industria e Comercio 3,215,346
148,980 CPFL Energia S.A. 945,576
142,200 Energisa S.A. 1,210,353
193,525 Engie Brasil Energia S.A. 1,657,685
748,065 Equatorial Energia S.A. 3,586,999
837,975 Gerdau S.A. (Preference) 3,961,436
3,360,686 g Hapvida Participacoes e Investimentos S.A. 4,001,049
298,078 Hypermarcas S.A. 2,453,594
1 Inter & Co, Inc 3
3,382,003 Investimentos Itau S.A. - PR 5,640,920
3,619,753 * Itau Unibanco Holding S.A. 16,524,336
554,433 Klabin S.A. 2,135,608
540,982 Localiza Rent A Car 6,023,458
707,654 Lojas Renner S.A. 3,458,876
2,092,660 Magazine Luiza S.A. 1,043,479
690,019 Natura & Co Holding S.A. 2,077,752
646,100 * Petro Rio S.A. 3,024,399
2,852,723 Petroleo Brasileiro S.A. 20,377,774
3,635,468 Petroleo Brasileiro S.A. (Preference) 23,994,749
810,615 Raia Drogasil S.A. 3,286,891
283,700 g Rede D'Or Sao Luiz S.A. 1,775,969
964,927 Rumo S.A. 3,271,065
558,020 Suzano SA 5,208,014
402,321 Telefonica Brasil S.A. 3,467,949
654,466 TIM S.A. 1,592,495
363,800 Totvus S.A. 1,854,121

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
BRAZIL—continued
614,760 Ultrapar Participacoes S.A. $ 1,507,761
2,980,600 Vale S.A. 40,180,292
787,927 Vibra Energia S.A. 2,535,510
1,238,434 Weg S.A. 6,711,445
TOTAL BRAZIL 247,875,430
CHILE - 0 .6%
36,409,444 Banco de Chile 3,454,675
40,846 Banco de Credito e Inversiones 1,232,406
44,326,061 Banco Santander Chile S.A. 1,755,629
1,118,207 Cencosud S.A. 1,527,592
104,410 Cia Cervecerias Unidas S.A. 602,521
10,611,675 Compania SudAmericana de Vapores S.A. 1,148,195
870,584 Empresas CMPC S.A. 1,479,152
299,586 Empresas COPEC S.A. 2,453,606
17,037,926 Enel Chile S.A. 487,824
14,887,715 Enersis S.A. 1,506,780
612,023 SACI Falabella 1,365,183
106,526 Sociedad Quimica y Minera de Chile S.A. (Class B) 10,580,369
TOTAL CHILE 27,593,932
CHINA - 31 .1%
72,400 360 Finance, Inc (ADR) 1,051,248
202,200 360 Security Technology, Inc 221,939
1,275,000 g 3SBio, Inc 848,673
592,500 e AAC Technologies Holdings, Inc 1,148,757
21,582 * Advanced Micro-Fabrication Equipment, Inc China 389,986
38,500 AECC Aero-Engine Control Co Ltd 156,155
90,500 AECC Aviation Power Co Ltd 669,436
22,963,043 Agricultural Bank of China Ltd 7,573,718
4,736,700 Agricultural Bank of China Ltd (Class A) 2,004,929
292,219 Aier Eye Hospital Group Co Ltd 1,320,718
356,390 * Air China Ltd 511,320
1,412,000 * Air China Ltd (H shares) 1,108,257
104,530 Airtac International Group 2,865,348
11,345,788 * Alibaba Group Holding Ltd 127,566,009
3,556,284 *,e Alibaba Health Information Technology Ltd 2,135,541
497,250 g A-Living Services Co Ltd 606,527
2,836,000 Aluminum Corp of China Ltd 1,038,690
542,300 * Aluminum Corp of China Ltd (Class A) 377,026
15,390 * Amlogic Shanghai Co Ltd 193,460
22,700 Angel Yeast Co Ltd 149,699
938,782 Anhui Conch Cement Co Ltd 3,714,459
179,000 Anhui Conch Cement Co Ltd (Class A) 864,174
101,151 Anhui Gujing Distillery Co Ltd 1,546,675
17,000 Anhui Gujing Distillery Co Ltd (Class A) 539,196
19,760 Anhui Honglu Steel Construction Group Co Ltd 87,948
17,100 Anhui Kouzi Distillery Co Ltd 127,253
28,600 Anhui Yingjia Distillery Co Ltd 231,770
910,886 Anta Sports Products Ltd 10,029,633
35,100 Apeloa Pharmaceutical Co Ltd 100,551
33,300 *
Asia-Potash International Investment Guangzhou Co
Ltd 172,303
15,400 Asymchem Laboratories Tianjin Co Ltd 377,200
55,400 Autohome, Inc (ADR) 1,977,226
84,800 Avary Holding Shenzhen Co Ltd 387,657
294,858 Avic Capital Co Ltd 142,854
90,600 AVIC Electromechanical Systems Co Ltd 159,154
1,054,861 AviChina Industry & Technology Co 562,817
14,700 AVICOPTER plc 95,568
1,672,062 * Baidu, Inc 28,900,585
1,102,759 Bank of Beijing Co Ltd 683,088
259,086 Bank of Changsha Co Ltd 284,856
155,305 Bank of Chengdu Co Ltd 355,605

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
CHINA—continued
1,697,743 Bank of China Ltd - A $ 771,522
60,694,425 Bank of China Ltd - H 21,582,037
2,239,600 Bank of Communications Co Ltd - A 1,536,878
7,102,934 Bank of Communications Co Ltd - H 4,227,759
259,700 Bank of Hangzhou Co Ltd 551,826
728,110 Bank of Jiangsu Co Ltd 779,232
422,900 Bank of Nanjing Co Ltd 649,431
286,768 Bank of Ningbo Co Ltd 1,330,611
683,409 Bank of Shanghai Co Ltd 605,126
1,134,400 Baoshan Iron & Steel Co Ltd 956,923
155,900 BBMG Corp 60,892
35,200 * BeiGene Ltd (ADR) 5,916,416
1,828,830 * Beijing Capital International Airport Co Ltd 1,075,085
264,900 Beijing Dabeinong Technology Group Co Ltd 285,625
19,500 Beijing Easpring Material Technology Co Ltd 278,193
67,700 Beijing Enlight Media Co Ltd 84,081
447,000 Beijing Enterprises Holdings Ltd 1,432,626
2,887,583 Beijing Enterprises Water Group Ltd 875,459
19,254 Beijing Kingsoft Office Software, Inc 501,084
38,900 Beijing Kunlun Tech Co Ltd 82,941
79,600 Beijing New Building Materials plc 340,338
202,800 Beijing Originwater Technology Co Ltd 167,631
3,070 Beijing Roborock Technology Co Ltd 148,634
39,788 Beijing Shiji Information Technology Co Ltd 84,038
60,500 Beijing Shunxin Agriculture Co Ltd 211,109
35,100 Beijing Sinnet Technology Co Ltd 50,079
80,784 Beijing Tiantan Biological Products Corp Ltd 240,175
15,080 Beijing United Information Technology Co Ltd 205,736
24,070 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 483,529
6,100 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 107,880
1,891,400 Beijing-Shanghai High Speed Railway Co Ltd 1,305,462
11,900 Betta Pharmaceuticals Co Ltd 88,481
16,700 BGI Genomics Co Ltd 153,799
5,540 * Bilibili, Inc 135,415
132,827 * Bilibili, Inc (ADR) 3,246,292
15,332 Bloomage Biotechnology Corp Ltd 363,269
162,200 BOC International China Co Ltd 304,097
1,729,600 BOE Technology Group Co Ltd 999,518
2,330,000 e Bosideng International Holdings Ltd 1,359,901
1,671,945 *,† Brilliance China Automotive Holdings Ltd 2,130
41,400 BTG Hotels Group Co Ltd 128,578
81,200 BYD Co Ltd 3,881,023
618,201 BYD Co Ltd (H shares) 22,617,484
524,500 e BYD Electronic International Co Ltd 1,347,543
51,300 By-health Co Ltd 140,845
195,650 Caitong Securities Co Ltd 211,853
67,200 e,g CanSino Biologics, Inc 562,482
6,152 * CanSino Biologics, Inc 147,755
147,500 CECEP Solar Energy Co Ltd 195,606
260,900 CECEP Wind-Power Corp 211,377
6,220,000 g CGN Power Co Ltd 1,434,229
15,300 Chacha Food Co Ltd 108,555
16,900 Changchun High & New Technology Industry Group, Inc 487,347
23,945 Changjiang Securities Co Ltd 19,345
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 334,544
127,100 Chaozhou Three-Circle Group Co Ltd 507,048
228,600 Chengtun Mining Group Co Ltd 267,769
75,600 Chengxin Lithium Group Co Ltd 637,875
55,800 * Chifeng Jilong Gold Mining Co Ltd 151,366
161,600 China Baoan Group Co Ltd 342,103
8,164,097 China Cinda Asset Management Co Ltd 1,124,615
7,203,530 China Citic Bank 3,010,932
1,708,000 China Coal Energy Co 1,328,699
2,220,000 China Communications Services Corp Ltd 902,577

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
CHINA—continued
1,272,000 China Conch Venture Holdings Ltd $ 2,466,009
918,600 China Construction Bank Corp - A 760,048
72,586,641 China Construction Bank Corp - H 46,354,567
171,100 China CSSC Holdings Ltd 593,445
270,700 * China Eastern Airlines Corp Ltd 197,124
1,330,900 * China Energy Engineering Corp Ltd 453,045
2,456,400 China Everbright Bank Co Ltd - A 1,058,392
3,170,000 China Everbright Bank Co Ltd - H 961,411
2,873,888 China Everbright International Ltd 1,529,603
2,759,000 g China Feihe Ltd 2,422,607
2,723,245 China Galaxy Securities Co Ltd 1,346,720
135,300 China Galaxy Securities Co Ltd (Class A) 174,871
2,296,268 China Gas Holdings Ltd 3,529,697
86,400 China Great Wall Securities Co Ltd 115,533
74,800 China Greatwall Technology Group Co Ltd 107,485
1,780,500 China Hongqiao Group Ltd 1,855,413
2,230,000 *,† China Huishan Dairy Holdings Co Ltd 2,841
1,152,024 China Insurance International Holdings Co Ltd 1,214,782
1,199,806 g China International Capital Corp Ltd 2,206,114
46,100 China International Capital Corp Ltd 290,992
85,600 China International Travel Service Corp Ltd 2,673,717
2,718,000 China Jinmao Holdings Group Ltd 630,757
182,544 China Jushi Co Ltd 405,356
819,000 China Lesso Group Holdings Ltd 1,003,735
5,826,880 China Life Insurance Co Ltd 8,678,670
124,100 China Life Insurance Co Ltd (Class A) 514,079
298,600 *,g China Literature Ltd 1,176,807
2,531,341 China Longyuan Power Group Corp 4,066,750
1,002,000 China Medical System Holdings Ltd 1,592,886
74,340 China Meheco Co Ltd 160,107
418,000 China Meidong Auto Holdings Ltd 1,015,842
2,401,000 China Mengniu Dairy Co Ltd 11,155,029
2,923,368 China Merchants Bank Co Ltd 15,795,828
926,895 China Merchants Bank Co Ltd (Class A) 4,831,947
1,178,894 China Merchants Holdings International Co Ltd 1,901,377
247,620 China Merchants Securities Co Ltd 511,545
379,500
China Merchants Shekou Industrial Zone Holdings
Co Ltd 772,208
43,000 China Minmetals Rare Earth Co Ltd 181,860
2,393,658 China Minsheng Banking Corp Ltd - A 1,293,979
5,320,514 e China Minsheng Banking Corp Ltd - H 1,735,261
2,661,000 China Molybdenum Co Ltd 1,306,385
698,100 China Molybdenum Co Ltd (Class A) 559,160
3,053,913 China National Building Material Co Ltd 3,065,286
256,700 China National Chemical Engineering Co Ltd 410,980
493,400 China National Nuclear Power Co Ltd 452,436
144,400 China Northern Rare Earth Group High-Tech Co Ltd 673,997
1,868,773 China Oilfield Services Ltd 1,721,469
1,977,294 China Overseas Land & Investment Ltd 5,464,092
665,000 China Overseas Property Holdings Ltd 695,018
346,400 China Pacific Insurance Group Co Ltd - A 1,040,071
2,062,200 China Pacific Insurance Group Co Ltd - H 4,404,909
4,012,000 China Power International Development Ltd 2,272,710
1,165,611 China Railway Group Ltd - A 1,000,488
3,306,000 China Railway Group Ltd - H 1,968,044
143,819 China Railway Signal & Communication Corp Ltd 93,786
1,217,038 China Resources Beer Holdings Company Ltd 8,394,776
2,157,226 China Resources Cement Holdings Ltd 1,326,908
750,000 China Resources Gas Group Ltd 3,147,323
2,427,555 China Resources Land Ltd 10,138,147
45,334 China Resources Microelectronics Ltd 341,581
533,207 g China Resources Mixc Lifestyle Services Ltd 2,259,084
1,443,372 China Resources Power Holdings Co 2,717,497

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
CHINA—continued
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd $ 266,067
381,600 China Shenhua Energy Co Ltd - A 1,592,062
2,625,500 China Shenhua Energy Co Ltd - H 7,420,554
1,450,000 *,e China Southern Airlines Co Ltd 785,280
454,500 * China Southern Airlines Co Ltd (Class A) 432,381
2,273,010 China State Construction Engineering Corp Ltd 1,700,614
1,526,000 China State Construction International Holdings Ltd 1,582,330
1,866,000 China Suntien Green Energy Cor 915,271
1,369,000 China Three Gorges Renewables Group Co Ltd 1,277,467
23,716,778 g China Tower Corp Ltd 3,051,225
1,425,400 China Vanke Co Ltd 2,711,220
454,300 China Vanke Co Ltd (Class A) 1,159,730
739,000 China Yangtze Power Co Ltd 2,622,177
18,500 China Zhenhua Group Science & Technology Co Ltd 325,544
1,693,981 China Zheshang Bank Co Ltd 815,157
2,018,000 Chinasoft International Ltd 1,727,634
18,500 Chongqing Brewery Co Ltd 337,630
320,866 Chongqing Changan Automobile Co Ltd 876,676
26,500 Chongqing Fuling Zhacai Group Co Ltd 117,377
1,238,152 Chongqing Rural Commercial Bank Co Ltd 658,562
66,800 Chongqing Zhifei Biological Products Co Ltd 987,095
2,727,487 e CIFI Holdings Group Co Ltd 740,764
4,606,738 Citic Pacific Ltd 4,982,570
1,567,232 CITIC Securities Co Ltd 3,222,518
571,680 CITIC Securities Co Ltd (Class A) 1,667,143
14,200 CNGR Advanced Material Co Ltd 262,546
130,065 CNNC Hua Yuan Titanium Dioxide Co Ltd 191,824
103,700 Contemporary Amperex Technology Co Ltd 7,879,349
1,414,196 COSCO Pacific Ltd 1,055,727
317,000 COSCO SHIPPING Development Co Ltd 132,485
408,100 COSCO SHIPPING Energy Transportation Co Ltd 768,867
565,410 COSCO SHIPPING Holdings Co Ltd - A 1,153,396
2,409,800 COSCO SHIPPING Holdings Co Ltd - H 3,615,379
6,108,416 e Country Garden Holdings Co Ltd 2,362,242
1,536,000 Country Garden Services Holdings Co Ltd 3,425,348
188,900 CSC Financial Co Ltd 730,995
6,739,489 CSPC Pharmaceutical Group Ltd 7,379,433
49,456 Da An Gene Co Ltd of Sun Yat-Sen University 137,965
2,006,000 g Dali Foods Group Co Ltd 955,126
1,389,900 Dalian Port PDA Co Ltd 348,935
1,109,200 Daqin Railway Co Ltd 996,591
44,300 * Daqo New Energy Corp (ADR) 2,866,210
28,800 DaShenLin Pharmaceutical Group Co Ltd 137,833
66,900 DHC Software Co Ltd 61,504
34,200 Do-Fluoride New Materials Co Ltd 247,521
56,200 Dong-E-E-Jiao Co Ltd 298,906
145,100 Dongfang Electric Corp Ltd 373,852
2,393,917 Dongfeng Motor Group Co Ltd 1,654,184
231,500 Dongxing Securities Co Ltd 282,426
1,204,000 Dongyue Group 1,309,515
557,888 East Money Information Co Ltd 1,847,821
18,900 Ecovacs Robotics Co Ltd 260,200
601,928 ENN Energy Holdings Ltd 9,819,005
60,900 ENN Natural Gas Co Ltd 156,112
78,661 Eve Energy Co Ltd 1,105,174
581,000 Ever Sunshine Lifestyle Services Group Ltd 418,914
182,800 Everbright Securities Co Ltd 411,749
142,860 Fangda Carbon New Material Co Ltd 150,118
1,007,000 e Far East Horizon Ltd 830,007
93,400 FAW Jiefang Group Co Ltd 120,796
24,811 Fiberhome Telecommunication Technologies Co Ltd 53,255
178,400 First Capital Securities Co Ltd 161,944
311,000 *,e Flat Glass Group Co Ltd 1,127,268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
CHINA—continued
55,300 Flat Glass Group Co Ltd $ 338,132
845,140 Focus Media Information Technology Co Ltd 742,598
168,404 Foshan Haitian Flavouring & Food Co Ltd 2,069,281
1,922,452 Fosun International 1,514,630
353,400 Founder Securities Co Ltd 345,104
431,400 Foxconn Industrial Internet Co Ltd 644,266
12,000 Fu Jian Anjoy Foods Co Ltd 261,956
68,400 Fujian Sunner Development Co Ltd 201,056
89,400 Fuyao Glass Industry Group Co Ltd - A 544,379
459,298 g Fuyao Glass Industry Group Co Ltd - H 2,228,040
274,120 g Ganfeng Lithium Co Ltd 2,478,665
70,440 Ganfeng Lithium Co Ltd 934,246
1,500 G-bits Network Technology Xiamen Co Ltd 79,167
286,300 * GCL System Integration Technology Co Ltd 188,041
870,883 GD Power Development Co Ltd 493,244
651,400 * GDS Holdings Ltd 2,231,157
4,540,828 Geely Automobile Holdings Ltd 9,003,980
268,600 GEM Co Ltd 389,975
300,600 Gemdale Corp 523,036
862,000 * Genscript Biotech Corp 3,120,992
924,600 GF Securities Co Ltd 1,223,971
228,200 GF Securities Co Ltd (Class A) 540,669
35,800 Giant Network Group Co Ltd 44,614
27,468 Gigadevice Semiconductor Beijing, Inc 484,234
14,250 Ginlong Technologies Co Ltd 486,137
136,500 GoerTek, Inc 645,457
70,200 Gotion High-tech Co Ltd 408,165
2,302,766 Great Wall Motor Co Ltd 3,650,609
81,000 Great Wall Motor Co Ltd 415,640
147,600 Gree Electric Appliances, Inc of Zhuhai 729,526
683,000 Greentown China Holdings Ltd 1,350,059
1,123,305 Greentown Service Group Co Ltd 1,005,421
51,700 GRG Banking Equipment Co Ltd 70,632
83,900 Guangdong Haid Group Co Ltd 818,651
2,296,000 Guangdong Investments Ltd 2,236,592
9,200 Guangdong Kinlong Hardware Products Co Ltd 109,988
881,500 Guanghui Energy Co Ltd 1,276,567
222,800 Guangzhou Automobile Group Co Ltd 493,644
2,218,851 Guangzhou Automobile Group Co Ltd - H 2,082,729
42,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 180,167
41,100 Guangzhou Haige Communications Group, Inc Co 54,627
11,600 Guangzhou Kingmed Diagnostics Group Co Ltd 119,901
20,272 Guangzhou Shiyuan Electronic Technology Co Ltd 204,835
69,200 Guangzhou Tinci Materials Technology Co Ltd 538,956
246,307 Guangzhou Yuexiu Financial Holdings Group Co Ltd 234,348
122,100 Guolian Securities Co Ltd 193,529
280,600 Guosen Securities Co Ltd 384,038
365,300 Guotai Junan Securities Co Ltd 785,179
339,630 Guoyuan Securities Co Ltd 326,307
841,000 e,g Haidilao International Holding Ltd 1,680,301
285,400 Haier Smart Home Co Ltd 1,051,608
1,722,400 Haier Smart Home Co Ltd 5,512,555
491,000 Haitian International Holdings Ltd 1,175,022
2,372,000 Haitong Securities Co Ltd 1,588,649
394,700 Haitong Securities Co Ltd (Class A) 548,223
57,036 Hangzhou First Applied Material Co Ltd 592,405
27,700 Hangzhou Lion Electronics Co Ltd 234,096
32,700 Hangzhou Oxygen Plant Group Co Ltd 187,401
99,600 Hangzhou Robam Appliances Co Ltd 418,748
46,500 Hangzhou Silan Microelectronics Co Ltd 288,081
16,000 Hangzhou Tigermed Consulting Co Ltd - A 242,653
90,100 g Hangzhou Tigermed Consulting Co Ltd - H 935,830
896,000 g Hansoh Pharmaceutical Group Co Ltd 1,746,387

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
CHINA—continued
47,000 Heilongjiang Agriculture Co Ltd $ 98,000
114,500 Henan Shenhuo Coal & Power Co Ltd 244,786
188,000 Henan Shuanghui Investment & Development Co Ltd 749,375
518,500 Hengan International Group Co Ltd 2,509,651
273,320 Hengli Petrochemical Co Ltd 820,098
3,214,904 *,e HengTen Networks Group Ltd 930,543
127,300 Hengtong Optic-electric Co Ltd 296,164
354,660 Hengyi Petrochemical Co Ltd 493,035
768,900 Hesteel Co Ltd 319,019
20,000 Hithink RoyalFlush Information Network Co Ltd 256,061
75,040 Hongfa Technology Co Ltd 457,990
547,041 e Hopson Development Holdings Ltd 723,023
18,500 Hoshine Silicon Industry Co Ltd 269,982
469,051 *,g Hua Hong Semiconductor Ltd 1,404,899
408,000 Huadian Power International Corp Ltd (Class A) 262,005
97,400 Huadong Medicine Co Ltd 651,787
146,400 Huafon Chemical Co Ltd 165,417
28,600 Huagong Tech Co Ltd 93,898
124,500 Huaibei Mining Holdings Co Ltd 240,939
57,720 Hualan Biological Engineering, Inc 171,734
469,900 Huaneng Power International, Inc - A 490,556
2,927,110 Huaneng Power International, Inc - H 1,399,485
1,236,200 g Huatai Securities Co Ltd 1,630,685
216,000 Huatai Securities Co Ltd (Class A) 426,054
135,500 Huaxi Securities Co Ltd 149,787
689,719 Huaxia Bank Co Ltd 524,536
122,700 Huaxin Cement Co Ltd 327,194
121,373 Huayu Automotive Systems Co Ltd 395,308
146,506 Huazhu Group Ltd (ADR) 5,618,505
47,800 Hubei Xingfa Chemicals Group Co Ltd 264,878
24,100 Huizhou Desay Sv Automotive Co Ltd 700,210
93,600 Humanwell Healthcare Group Co Ltd 244,172
389,400 Hunan Valin Steel Co Ltd 263,212
51,305 Hundsun Technologies, Inc 323,855
64,629 *,e Hutchison China MediTech Ltd (ADR) 844,701
246,000 e,g Hygeia Healthcare Holdings Co Ltd 1,414,628
108,200 Iflytek Co Ltd 676,451
10,900 Imeik Technology Development Co Ltd 949,931
3,388,905 Industrial & Commercial Bank of China Ltd - A 2,204,278
43,042,777 Industrial & Commercial Bank of China Ltd - H 22,756,184
911,500 Industrial Bank Co Ltd 2,407,915
289,600 Industrial Securities Co Ltd 278,202
39,100 Ingenic Semiconductor Co Ltd 518,041
1,554,900 Inner Mongolia BaoTou Steel Union Co Ltd 522,484
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 279,284
49,980 Inner Mongolia ERDOS Resources Co Ltd 135,491
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 232,015
302,700 Inner Mongolia Yili Industrial Group Co Ltd 1,610,381
859,600 Inner Mongolia Yitai Coal Co 1,355,392
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 253,268
772,737 *,g Innovent Biologics, Inc 3,230,080
46,000 Inspur Electronic Information Industry Co Ltd 166,052
24,480 Intco Medical Technology Co Ltd 83,651
262,167 *,e IQIYI, Inc (ADR) 1,001,478
97,160 JA Solar Technology Co Ltd 1,122,175
30,740 Jafron Biomedical Co Ltd 202,242
23,660 Jason Furniture Hangzhou Co Ltd 162,389
838,999 *,g JD Health International, Inc 6,363,831
1,499,095 JD.com, Inc 44,721,819
183,800 Jiangsu Eastern Shenghong Co Ltd 539,083
1,108,000 Jiangsu Express 966,910
42,356 Jiangsu Hengli Hydraulic Co Ltd 327,937
353,319 Jiangsu Hengrui Medicine Co Ltd 1,853,286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
CHINA—continued
54,400 Jiangsu King's Luck Brewery JSC Ltd $ 353,720
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,784,603
8,500 Jiangsu Yangnong Chemical Co Ltd 145,204
13,600 Jiangsu Yoke Technology Co Ltd 102,640
26,000 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 104,058
128,200 Jiangsu Zhongtian Technology Co Ltd 438,826
933,000 Jiangxi Copper Co Ltd 1,142,926
100,300 Jiangxi Copper Co Ltd (Class A) 251,596
68,300 * Jiangxi Special Electric Motor Co Ltd 248,780
289,400 Jiangxi Zhengbang Technology Co Ltd 261,209
430,100 Jinke Properties Group Co Ltd 167,395
1,174,000 g Jinxin Fertility Group Ltd 912,192
13,800 JiuGui Liquor Co Ltd 302,377
628,000 e,g Jiumaojiu International Holdings Ltd 1,366,453
266,200 Jizhong Energy Resources Co Ltd 265,931
49,000 Joincare Pharmaceutical Group Industry Co Ltd 80,281
12,440 Joinn Laboratories China Co Ltd 204,636
68,726 Jointown Pharmaceutical Group Co Ltd 115,722
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 265,575
41,604 JOYY, Inc (ADR) 1,077,128
30,900 Juewei Food Co Ltd 239,977
66,800 * Kanzhun Ltd (ADR) 1,570,468
240,994 * KE Holdings, Inc (ADR) 3,400,425
73,400 Keda Industrial Group Co Ltd 219,081
535,381 Kingboard Chemical Holdings Ltd 1,566,368
1,940,000 * Kingdee International Software Group Co Ltd 4,188,696
104,200 Kingfa Sci & Tech Co Ltd 156,171
735,400 Kingsoft Corp Ltd 2,455,470
1,307,501 *,g Kuaishou Technology 13,146,194
98,000 * Kuang-Chi Technologies Co Ltd 262,029
56,643 Kweichow Moutai Co Ltd 15,959,232
5,417,856 Lenovo Group Ltd 5,254,208
202,900 Lens Technology Co Ltd 328,829
50,700 Lepu Medical Technology Beijing Co Ltd 134,972
409,059 * Li Auto, Inc (ADR) 13,433,498
1,759,000 Li Ning Co Ltd 14,268,359
216,700 Lingyi iTech Guangdong Co 165,631
22,100 Livzon Pharmaceutical Group, Inc 104,204
696,000 †,e Logan Property Holdings Co Ltd 193,287
139,300 Lomon Billions Group Co Ltd 421,352
1,389,500 g Longfor Properties Co Ltd 4,642,829
332,624 LONGi Green Energy Technology Co Ltd 3,047,600
631,738 Lufax Holding Ltd (ADR) 2,893,360
11,220 Luoyang Xinqianglian Slewing Bearing Co Ltd 160,837
128,700 Luxi Chemical Group Co Ltd 269,393
287,653 Luxshare Precision Industry Co Ltd 1,450,849
64,400 Luzhou Laojiao Co Ltd 2,126,138
312,200 Maanshan Iron & Steel Co Ltd (Class A) 145,355
66,770 Mango Excellent Media Co Ltd 311,566
20,320 Maxscend Microelectronics Co Ltd 290,803
216,928 * Meinian Onehealth Healthcare Holdings Co Ltd 163,210
3,060,199 *,g Meituan Dianping (Class B) 68,650,512
704,000 Metallurgical Corp of China Ltd 340,614
489,300 e Microport Scientific Corp 1,153,689
75,700 Ming Yang Smart Energy Group Ltd 337,091
639,623 e Ming Yuan Cloud Group Holdings Ltd 587,222
574,000 Minth Group Ltd 1,534,439
1,928,000 * MMG Ltd 570,306
64,976 Montage Technology Co Ltd 552,999
230,884 Muyuan Foodstuff Co Ltd 2,048,022
100,594
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 279,295
124,500 Nanjing Securities Co Ltd 147,768

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
CHINA—continued
299,856 NARI Technology Co Ltd $ 1,301,125
165,096 * National Silicon Industry Group Co Ltd 496,210
20,300 NAURA Technology Group Co Ltd 766,965
124,400 NavInfo Co Ltd 258,321
1,553,501 NetEase, Inc 29,060,969
104,200 New China Life Insurance Co Ltd - A 449,271
738,500 New China Life insurance Co Ltd - H 1,759,865
264,900 * New Hope Liuhe Co Ltd 626,507
1,325,550 * New Oriental Education & Technology Group, Inc 3,633,793
78,600 Ninestar Corp 586,309
8,300 Ningbo Deye Technology Co Ltd 413,230
105,200 Ningbo Joyson Electronic Corp 337,642
24,000 Ningbo Orient Wires & Cables Co Ltd 285,087
19,852 Ningbo Ronbay New Energy Technology Co Ltd 410,648
95,200 Ningbo Shanshan Co Ltd 401,453
47,800 Ningbo Tuopu Group Co Ltd 657,206
256,800 Ningxia Baofeng Energy Group Co Ltd 513,623
985,334 * NIO, Inc (ADR) 19,440,640
1,335,400 g Nongfu Spring Co Ltd 8,003,302
76,700 North Industries Group Red Arrow Co Ltd 373,972
266,500 Northeast Securities Co Ltd 274,899
207,326 Offshore Oil Engineering Co Ltd 130,112
132,800 OFILM Group Co Ltd 119,440
16,240 Oppein Home Group, Inc 290,398
295,680 Orient Securities Co Ltd 380,572
27,600 Ovctek China, Inc 195,766
384,500 * Pangang Group Vanadium Titanium & Resources Co Ltd 423,230
7,401,220 People's Insurance Co Group of China Ltd 2,215,974
401,000 People's Insurance Co Group of China Ltd (Class A) 277,734
96,150 Perfect World Co Ltd 212,734
37,200 Pharmaron Beijing Co Ltd - A 427,974
146,700 g Pharmaron Beijing Co Ltd - H 1,193,487
5,350,306 PICC Property & Casualty Co Ltd 5,492,044
328,528 * Pinduoduo, Inc (ADR) 16,101,157
842,500 Ping An Bank Co Ltd 1,588,511
359,500 *,e,g Ping An Healthcare and Technology Co Ltd 938,940
4,777,526 Ping An Insurance Group Co of China Ltd 28,077,705
491,700 Ping An Insurance Group Co of China Ltd (Class A) 3,077,781
162,400 Pingdingshan Tianan Coal Mining Co Ltd 288,295
623,100 Poly Real Estate Group Co Ltd 1,541,173
403,875 e,g Pop Mart International Group Ltd 923,453
1,447,278 Postal Savings Bank of China Co Ltd - A 1,008,718
5,906,000 e,g Postal Savings Bank of China Co Ltd - H 3,907,553
715,600 Power Construction Corp of China Ltd 771,104
7,280 Proya Cosmetics Co Ltd 190,557
503,400 Qingdao Rural Commercial Bank Corp 231,937
66,048 Raytron Technology Co Ltd 372,827
31,300 Riyue Heavy Industry Co Ltd 116,612
458,325 *,e RLX Technology, Inc (ADR) 742,487
465,500 Rongsheng Petro Chemical Co Ltd 989,137
356,400 SAIC Motor Corp Ltd 858,428
74,800 Sailun Group Co Ltd 131,991
13,000 Sangfor Technologies, Inc 186,274
902,000 Sany Heavy Equipment International 981,555
318,100 Sany Heavy Industry Co Ltd 805,033
320,923 SDIC Power Holdings Co Ltd 492,462
368,160 Sealand Securities Co Ltd 189,902
1,662,000 Seazen Group Ltd 569,571
111,100 Seazen Holdings Co Ltd 345,271
203,600 SF Holding Co Ltd 1,508,224
13,575 SG Micro Corp 324,697
495,671 Shaanxi Coal Industry Co Ltd 1,405,966
181,900 Shan XI Hua Yang Group New Energy Co Ltd 576,349
73,690 Shandong Buchang Pharmaceuticals Co Ltd 207,379

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
CHINA—continued
200,845 Shandong Gold Mining Co Ltd - A $ 545,501
753,250 e,g Shandong Gold Mining Co Ltd - H 1,311,618
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 496,796
44,800 Shandong Linglong Tyre Co Ltd 191,303
673,600 Shandong Nanshan Aluminum Co Ltd 350,691
62,300 Shandong Sun Paper Industry JSC Ltd 108,693
1,863,790 Shandong Weigao Group Medical Polymer Co Ltd 2,331,341
30,380 Shanghai Bairun Investment Holding Group Co Ltd 121,967
62,790 Shanghai Baosight Software Co Ltd 375,310
436,085 Shanghai Baosight Software Co Ltd 1,462,870
421,400 Shanghai Construction Group Co Ltd 183,326
457,900 Shanghai Electric Group Co Ltd 302,608
80,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 526,394
383,985 Shanghai Fosun Pharmaceutical Group Co Ltd - H 1,391,540
2,991 Shanghai Friendess Electronic Technology Corp Ltd 110,012
72,400 * Shanghai International Airport Co Ltd 554,868
451,300 Shanghai International Port Group Co Ltd 367,606
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 518,074
47,210 * Shanghai Junshi Biosciences Co Ltd 430,182
38,520 Shanghai Lingang Holdings Corp Ltd 69,741
1,038,379
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 913,171
20,600 Shanghai M&G Stationery, Inc 138,873
3,386 Shanghai Medicilon, Inc 165,942
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 350,118
586,141 Shanghai Pharmaceuticals Holding Co Ltd - H 882,678
1,311,200 Shanghai Pudong Development Bank Co Ltd 1,414,033
68,540 Shanghai Putailai New Energy Technology Co Ltd 721,211
186,000 Shanghai RAAS Blood Products Co Ltd 159,447
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 282,820
48,800
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 84,311
204,600
Shanxi Lu'an Environmental Energy Development Co
Ltd 418,320
237,700 Shanxi Meijin Energy Co Ltd 401,937
173,160 Shanxi Securities Co Ltd 140,406
281,100 Shanxi Taigang Stainless Steel Co Ltd 206,949
53,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,165,943
221,270 Shanxi Xishan Coal & Electricity Power Co Ltd 385,022
175,800 Shenghe Resources Holding Co Ltd 542,476
161,300 Shengyi Technology Co Ltd 380,968
11,760 Shennan Circuits Co Ltd 151,523
755,000 Shenwan Hongyuan Group Co Ltd 463,645
30,780 Shenzhen Capchem Technology Co Ltd 203,185
8,300 Shenzhen Dynanonic Co Ltd 442,408
216,600 Shenzhen Energy Group Co Ltd 205,863
108,550 Shenzhen Inovance Technology Co Ltd 1,066,180
1,081,738 Shenzhen International Holdings Ltd 996,380
37,920 Shenzhen Kangtai Biological Products Co Ltd 188,012
8,900 Shenzhen Kedali Industry Co Ltd 191,921
54,500 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,345,949
25,400
Shenzhen New Industries Biomedical Engineering
Co Ltd 151,951
392,100 Shenzhen Overseas Chinese Town Co Ltd 325,580
50,500 Shenzhen Salubris Pharmaceuticals Co Ltd 180,191
15,400 Shenzhen SC New Energy Technology Corp 305,246
50,045 Shenzhen Senior Technology Material Co Ltd 212,477
26,400 Shenzhen Sunlord Electronics Co Ltd 96,705
25,428 Shenzhen Transsion Holdings Co Ltd 268,178
621,200 Shenzhou International Group Holdings Ltd 6,533,881
59,780 Shijiazhuang Yiling Pharmaceutical Co Ltd 196,895
1,109,000 †,e Shimao Property Holdings Ltd 466,210
142,373 Sichuan Chuantou Energy Co Ltd 263,729
479,100 Sichuan Hebang Biotechnology Co Ltd 276,285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
CHINA—continued
132,500 Sichuan Kelun Pharmaceutical Co Ltd $ 433,399
51,400 * Sichuan New Energy Power Co Ltd 179,237
300,600 Sichuan Road & Bridge Co Ltd 451,505
21,100 Sichuan Swellfun Co Ltd 223,822
49,000 Sichuan Yahua Industrial Group Co Ltd 212,596
31,900 Sieyuan Electric Co Ltd 210,013
235,000 Silergy Corp 4,397,876
82,200 Sinolink Securities Co Ltd 103,803
70,800 Sinoma Science & Technology Co Ltd 304,085
21,000 Sinomine Resource Group Co Ltd 280,239
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 234,311
1,030,400 Sinopharm Group Co 2,360,838
308,700 Sinotrans Ltd (Class A) 172,698
562,245 Sinotruk Hong Kong Ltd 664,357
18,560 Skshu Paint Co Ltd 292,303
1,350,000 e,g Smoore International Holdings Ltd 3,117,722
105,560 Songcheng Performance Development Co Ltd 200,791
261,456 SooChow Securities Co Ltd 256,557
131,200 Southwest Securities Co Ltd 74,506
12,069 StarPower Semiconductor Ltd 699,330
2,902,031 †,e Sunac China Holdings Ltd 846,591
57,900 Sungrow Power Supply Co Ltd 1,067,034
534,517 Sunny Optical Technology Group Co Ltd 7,231,266
78,000 Sunwoda Electronic Co Ltd 333,279
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 508,325
7,840 Suzhou Maxwell Technologies Co Ltd 551,407
24,300 Suzhou TA&A Ultra Clean Technology Co Ltd 281,833
337,232 * TAL Education Group (ADR) 1,659,181
200,900 Tangshan Jidong Cement Co Ltd 288,172
191,900 TBEA Co Ltd 712,756
757,900 TCL Technology Group Corp 500,222
4,664,344 Tencent Holdings Ltd 180,271,351
535,300 * Tencent Music Entertainment (ADR) 2,253,613
12,000 Thunder Software Technology Co Ltd 254,018
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 106,874
149,000 Tianjin Zhonghuan Semiconductor Co Ltd 1,126,565
72,100 Tianma Microelectronics Co Ltd 104,220
184,400 Tianshan Aluminum Group Co Ltd 200,047
86,500 Tianshui Huatian Technology Co Ltd 113,952
48,943 Tibet Summit Resources Co Ltd 209,095
1,586,000 Tingyi Cayman Islands Holding Corp 2,610,853
87,700 Titan Wind Energy Suzhou Co Ltd 232,197
91,364 Toly Bread Co Ltd 190,361
882,800 * Tongcheng-Elong Holdings Ltd 1,687,570
36,000 TongFu Microelectronics Co Ltd 88,356
122,000 Tongkun Group Co Ltd 261,627
432,900 Tongling Nonferrous Metals Group Co Ltd 195,219
195,192 Tongwei Co Ltd 1,561,000
11,000 * Topchoice Medical Corp 239,811
1,465,000 g Topsports International Holdings Ltd 1,221,971
297,700 Transfar Zhilian Co Ltd 253,393
759,661 Travelsky Technology Ltd 1,259,010
94,675 Trina Solar Co Ltd 1,170,423
407,945 * Trip.com Group Ltd (ADR) 10,516,822
476,000 Tsingtao Brewery Co Ltd 4,649,610
30,800 Tsingtao Brewery Co Ltd (Class A) 450,982
21,000 Unigroup Guoxin Microelectronics Co Ltd 658,244
1,090,000 Uni-President China Holdings Ltd 997,091
109,480 Unisplendour Corp Ltd 302,228
347,624 * Vipshop Holdings Ltd (ADR) 3,184,236
67,400 Walvax Biotechnology Co Ltd 435,099
135,600 Wanhua Chemical Group Co Ltd 1,687,409
3,694,587 Want Want China Holdings Ltd 3,006,802
51,272 * Weibo Corp (ADR) 985,448

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
CHINA—continued
1,476,800 Weichai Power Co Ltd $ 2,111,365
277,000 Weichai Power Co Ltd (Class A) 492,864
26,200 Weihai Guangwei Composites Co Ltd 273,030
322,360 * Wens Foodstuffs Group Co Ltd 1,151,734
470,300 Western Securities Co Ltd 444,924
17,618 Western Superconducting Technologies Co Ltd 261,915
912,288 Wharf Holdings Ltd 3,336,141
47,790 Will Semiconductor Ltd 748,317
50,200 Wingtech Technology Co Ltd 512,471
77,860 Winning Health Technology Group Co Ltd 91,712
2,026,000 Winteam Pharmaceutical Group Ltd 860,075
221,200 Wuchan Zhongda Group Co Ltd 157,796
96,745 Wuhan Guide Infrared Co Ltd 178,798
84,800
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 246,512
173,000 Wuliangye Yibin Co Ltd 4,587,697
48,290 WUS Printed Circuit Kunshan Co Ltd 86,962
112,404 WuXi AppTec Co Ltd - A 1,558,343
266,677 g WuXi AppTec Co Ltd - H 3,230,573
2,678,301 *,g Wuxi Biologics Cayman, Inc 25,637,002
16,240 Wuxi Shangji Automation Co Ltd 394,615
293,200 XCMG Construction Machinery Co Ltd 243,750
125,536 Xiamen C & D, Inc 209,364
9,000 Xiamen Faratronic Co Ltd 279,312
23,800 Xiamen Intretech, Inc 71,114
47,100 Xiamen Tungsten Co Ltd 188,198
11,452,236 *,g Xiaomi Corp 18,011,908
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 351,017
589,600 Xinjiang Goldwind Science & Technology Co Ltd - H 1,053,319
133,200 Xinjiang Zhongtai Chemical Co Ltd 146,472
3,669,780 Xinyi Solar Holdings Ltd 6,234,260
320,198 * XPeng, Inc (ADR) 7,822,437
1,024,234 e XTEP International Holdings 1,665,685
868,000 g Yadea Group Holdings Ltd 1,871,958
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 189,801
109,900 Yantai Jereh Oilfield Services Group Co Ltd 586,271
1,148,464 e Yanzhou Coal Mining Co Ltd 3,588,732
148,900 Yanzhou Coal Mining Co Ltd (Class A) 810,401
32,667 Yealink Network Technology Corp Ltd 368,450
17,108 Yifeng Pharmacy Chain Co Ltd 131,536
368,000 e Yihai International Holding Ltd 1,077,971
71,500 Yihai Kerry Arawana Holdings Co Ltd 486,815
71,120 Yintai Gold Co Ltd 114,687
18,100 YongXing Special Materials Technology Co Ltd 385,263
224,999 Yonyou Network Technology Co Ltd 698,126
26,500 * Youngy Co Ltd 515,405
105,800 YTO Express Group Co Ltd 303,739
38,100 * Yuan Longping High-tech Agriculture Co Ltd 84,425
1,137,227 Yuexiu Property Co Ltd 1,420,752
321,614 Yum China Holdings, Inc 15,665,818
191,710 Yunda Holding Co Ltd 515,337
165,300 Yunnan Aluminium Co Ltd 247,045
67,060 Yunnan Baiyao Group Co Ltd 549,480
10,500 Yunnan Botanee Bio-Technology Group Co Ltd 302,828
37,400 Yunnan Energy New Material Co Ltd 1,188,914
68,500 Yunnan Tin Co Ltd 153,146
64,985 * Zai Lab Ltd (ADR) 2,633,842
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 1,173,344
907,141 e Zhaojin Mining Industry Co Ltd 866,467
133,200 Zhefu Holding Group Co Ltd 93,201
384,700 * Zhejiang Century Huatong Group Co Ltd 256,351
169,700 Zhejiang China Commodities City Group Co Ltd 133,455
80,916 Zhejiang Chint Electrics Co Ltd 441,625
122,400 Zhejiang Dahua Technology Co Ltd 269,473

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
CHINA—continued
30,420 Zhejiang Dingli Machinery Co Ltd $ 193,344
1,060,414 Zhejiang Expressway Co Ltd 853,497
52,253 Zhejiang HangKe Technology, Inc Co 580,712
146,330 Zhejiang Huahai Pharmaceutical Co Ltd 443,835
68,828 Zhejiang Huayou Cobalt Co Ltd 862,091
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 583,963
39,600 Zhejiang Jiuzhou Pharmaceutical Co Ltd 276,006
106,800 Zhejiang Juhua Co Ltd 274,632
134,164 Zhejiang NHU Co Ltd 410,743
14,493 Zhejiang Orient Gene Biotech Co Ltd 244,227
95,565 Zhejiang Satellite Petrochemical Co Ltd 321,757
242,400 Zhejiang Semir Garment Co Ltd 192,049
12,900 Zhejiang Supor Co Ltd 89,927
58,370 Zhejiang Weiming Environment Protection Co Ltd 254,758
118,900 Zhejiang Weixing New Building Materials Co Ltd 347,376
13,200 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 89,573
68,500 Zhejiang Yongtai Technology Co Ltd 313,154
201,800 Zheshang Securities Co Ltd 321,054
566,150 *,e,g ZhongAn Online P&C Insurance Co Ltd 1,437,577
14,000 Zhongji Innolight Co Ltd 68,220
458,500 Zhongsheng Group Holdings Ltd 2,624,882
301,900 Zhongtai Securities Co Ltd 327,239
27,531 Zhuzhou CRRC Times Electric Co Ltd 226,302
434,700 Zhuzhou CSR Times Electric Co Ltd 1,866,755
45,300 Zhuzhou Hongda Electronics Corp Ltd 352,044
140,900 Zhuzhou Kibing Group Co Ltd 239,903
126,700 Zibo Qixiang Tengda Chemical Co Ltd 141,600
4,339,299 Zijin Mining Group Co Ltd 5,084,839
952,300 Zijin Mining Group Co Ltd (Class A) 1,264,146
628,800
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 574,014
1,313,400
Zoomlion Heavy Industry Science and Technology Co
Ltd - H 682,843
177,500 ZTE Corp 644,514
600,464 ZTE Corp (Class H) 1,292,163
319,022 ZTO Express Cayman, Inc (ADR) 8,163,773
TOTAL CHINA 1,531,350,506
COLOMBIA - 0 .2%
189,418 BanColombia S.A. 1,590,192
302,618 BanColombia S.A. (Preference) 2,232,046
4,749,437 Ecopetrol S.A. 2,525,943
347,473 Interconexion Electrica S.A. 1,669,686
TOTAL COLOMBIA 8,017,867
CZECH REPUBLIC - 0 .2%
120,099 CEZ AS 5,457,682
66,538 Komercni Banka AS 1,681,177
247,245 g Moneta Money Bank AS 823,330
TOTAL CZECH REPUBLIC 7,962,189
EGYPT - 0 .1%
1,285,216 Commercial International Bank 2,577,713
518,867 Eastern Tobacco 270,121
427,015 * Egyptian Financial Group-Hermes Holding 258,646
1,108,326 * Fawry for Banking & Payment Technology Services SAE 183,354
TOTAL EGYPT 3,289,834
GREECE - 0 .3%
1,648,533 * Alpha Bank AE 1,465,272
1,847,734 * Eurobank Ergasias S.A. 1,702,082
12,741 *,† FF Group 130
170,576 Hellenic Telecommunications Organization S.A. 2,936,969
86,097 JUMBO S.A. 1,334,915

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
GREECE—continued
58,730 Mytilineos Holdings S.A. $ 908,361
432,944 * National Bank of Greece S.A. 1,356,328
143,766 OPAP S.A. 1,991,779
158,783 * Public Power Corp 941,915
TOTAL GREECE 12,637,751
HONG KONG - 0 .2%
8,921,652 * Alibaba Pictures Group Ltd 761,258
798,151 Kingboard Laminates Holdings Ltd 731,492
1,234,000 Nine Dragons Paper Holdings Ltd 1,017,734
98,906 Orient Overseas International Ltd 3,446,945
7,747,331 Sino Biopharmaceutical 4,491,459
295,000 e Vinda International Holdings Ltd 783,545
TOTAL HONG KONG 11,232,433
HUNGARY - 0 .2%
428,319 MOL Hungarian Oil & Gas plc 3,153,467
142,523 OTP Bank 2,942,299
84,247 Richter Gedeon Rt 1,723,293
TOTAL HUNGARY 7,819,059
INDIA - 13 .7%
205,150 Adani Enterprises Ltd 6,674,909
203,990 Adani Gas Ltd 8,069,562
231,197 * Adani Green Energy Ltd 6,372,374
393,127 Adani Ports & Special Economic Zone Ltd 3,799,860
587,912 * Adani Power Ltd 2,345,059
203,946 * Adani Transmissions Ltd 8,037,970
451,980 Ambuja Cements Ltd 2,143,880
76,191 Apollo Hospitals Enterprise Ltd 4,066,423
287,552 Asian Paints Ltd 12,147,587
47,193 Associated Cement Co Ltd 1,331,086
132,093 g AU Small Finance Bank Ltd 991,318
208,622 Aurobindo Pharma Ltd 1,442,976
120,817 *,g Avenue Supermarts Ltd 6,498,239
1,697,766 Axis Bank Ltd 15,598,724
200,321 Bajaj Finance Ltd 18,334,475
28,102 Bajaj Finserv Ltd 5,366,317
51,479 Bajaj Holdings and Investment Ltd 2,548,896
61,563 Balkrishna Industries Ltd 1,803,407
533,325 g Bandhan Bank Ltd 1,868,322
184,393 Berger Paints India Ltd 1,459,701
919,315 Bharat Electronics Ltd 3,197,961
165,260 Bharat Forge Ltd 1,531,794
709,607 Bharat Petroleum Corp Ltd 2,965,016
1,649,878 * Bharti Airtel Ltd 14,148,099
262,148 Biocon Ltd 1,018,826
81,348 Britannia Industries Ltd 4,012,631
287,889 Cholamandalam Investment and Finance Co Ltd 2,557,579
367,204 Cipla Ltd 4,539,282
1,280,401 Coal India Ltd 3,420,428
93,913 Colgate-Palmolive India Ltd 1,883,417
216,954 Container Corp Of India Ltd 1,956,731
468,468 Dabur India Ltd 3,460,543
98,918 Divi S Laboratories Ltd 4,798,490
506,745 DLF Ltd 2,479,780
86,340 Dr Reddy's Laboratories Ltd 4,467,588
100,073 Eicher Motors Ltd 3,920,555
1,339,606 GAIL India Ltd 2,483,476
304,831 * Godrej Consumer Products Ltd 3,291,917
97,718 * Godrej Properties Ltd 1,866,795
192,850 Grasim Industries Ltd 3,844,673
192,809 Havells India Ltd 3,050,867
812,287 HCL Technologies Ltd 9,768,566

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
INDIA—continued
709,149 g HDFC Life Insurance Co Ltd $ 4,984,462
83,922 Hero Honda Motors Ltd 2,996,260
1,031,185 Hindalco Industries Ltd 5,427,362
615,056 Hindustan Lever Ltd 20,547,077
507,518 Hindustan Petroleum Corp Ltd 1,547,627
1,289,848 Housing Development Finance Corp 38,924,793
3,855,938 ICICI Bank Ltd 40,104,667
163,221 g ICICI Lombard General Insurance Co Ltd 2,519,726
212,607 g ICICI Prudential Life Insurance Co Ltd 1,490,715
2,634,902 Indian Oil Corp Ltd 2,430,254
183,801 Indian Railway Catering & Tourism Corp Ltd 1,486,759
215,278 Indraprastha Gas Ltd 943,531
544,052 Indus Towers Ltd 1,532,591
55,039 Info Edge India Ltd 3,024,168
2,519,973 Infosys Technologies Ltd 49,432,349
71,179 *,g InterGlobe Aviation Ltd 1,687,816
2,273,299 ITC Ltd 8,717,897
300,528 Jindal Steel & Power Ltd 1,478,417
542,021 JSW Steel Ltd 4,317,329
307,659 Jubilant Foodworks Ltd 2,147,762
417,206 Kotak Mahindra Bank Ltd 9,581,507
39,892 g Larsen & Toubro Infotech Ltd 2,394,449
517,945 Larsen & Toubro Ltd 11,870,669
152,631 Lupin Ltd 1,243,268
649,716 Mahindra & Mahindra Ltd 9,586,563
402,469 Marico Ltd 2,638,145
90,454 Maruti Suzuki India Ltd 10,065,649
48,738 MindTree Ltd 2,111,392
1,016,030 Motherson Sumi Systems Ltd 1,639,907
65,320 Mphasis Ltd 1,905,144
1,416 MRF Ltd 1,500,905
78,423 Muthoot Finance Ltd 1,058,476
25,261 Nestle India Ltd 6,186,308
2,961,107 NTPC Ltd 5,726,706
4,719 Page Industries Ltd 2,918,390
631,464 Petronet LNG Ltd 1,757,480
53,327 PI Industries Ltd 2,085,285
115,334 Pidilite Industries Ltd 3,577,929
86,163 Piramal Healthcare Ltd 1,933,632
2,401,480 Power Grid Corp of India Ltd 6,503,353
2,276,916 Reliance Industries Ltd 72,415,773
171,615 SBI Cards & Payment Services Ltd 2,041,255
304,755 g SBI Life Insurance Co Ltd 4,992,377
672,014 Sesa Sterlite Ltd 2,164,457
7,854 Shree Cement Ltd 2,038,500
144,651 Shriram Transport Finance Co Ltd 2,531,993
39,938 Siemens India Ltd 1,361,276
111,488 SRF Ltd 3,432,312
1,345,112 State Bank of India 9,013,694
723,923 Sun Pharmaceutical Industries Ltd 8,634,382
695,627 Tata Consultancy Services Ltd 29,097,229
25,737 Tata Elxsi Ltd 2,837,021
1,250,283 * Tata Motors Ltd 7,133,733
1,136,314 Tata Power Co Ltd 3,198,928
5,465,330 * Tata Steel Ltd 7,438,680
410,294 Tata Tea Ltd 4,213,012
440,605 Tech Mahindra Ltd 5,858,908
260,226 Titan Industries Ltd 7,749,970
53,754 Torrent Pharmaceuticals Ltd 1,039,571
130,018 Trent Ltd 2,089,311
76,530 Ultra Tech Cement Ltd 6,343,432
204,083 * United Spirits Ltd 2,011,206
372,747 UPL Ltd 3,496,940
1,031,251 Wipro Ltd 5,502,559

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
INDIA—continued
8,230,792 * Yes Bank Ltd $ 1,556,885
1,204,190 * Zomato Ltd 715,759
TOTAL INDIA 676,501,981
INDONESIA - 1 .9%
12,388,954 Adaro Energy Tbk 2,720,344
5,787,715 * ADARO MINERALS INDONESIA TBK PT 721,656
15,059,754 Astra International Tbk PT 6,431,990
41,581,258 Bank Central Asia Tbk PT 20,676,692
3,153,400 * Bank Jago Tbk PT 2,253,444
50,715,850 Bank Rakyat Indonesia 14,970,953
1,686,604 Indofood CBP Sukses Makmur Tbk 1,003,910
18,453,500 Kalbe Farma Tbk PT 2,016,464
9,310,328 * Merdeka Copper Gold Tbk PT 2,555,204
5,308,400 PT Aneka Tambang Tbk 701,247
14,023,139 PT Bank Mandiri Persero Tbk 7,849,567
5,369,259 PT Bank Negara Indonesia 2,849,549
20,418,500 PT Barito Pacific Tbk 1,240,339
5,100,500 PT Charoen Pokphand Indonesia Tbk 1,925,690
481,400 PT Gudang Garam Tbk 903,919
2,226,605 PT Indah Kiat Pulp and Paper Corp Tbk 1,141,805
3,164,570 PT Indofood Sukses Makmur Tbk 1,451,431
2,211,100 PT Semen Gresik Persero Tbk 974,310
13,037,800 PT Sumber Alfaria Trijaya Tbk 1,650,539
6,188,245 PT Unilever Indonesia Tbk 1,884,312
1,260,173 PT United Tractors Tbk 2,753,997
1,715,786 * PT Vale Indonesia Tbk 708,238
14,356,900 Sarana Menara Nusantara Tbk PT 1,137,633
37,663,183 Telkom Indonesia Persero Tbk PT 10,757,360
5,618,048 Tower Bersama Infrastructure 1,164,762
TOTAL INDONESIA 92,445,355
KOREA, REPUBLIC OF - 11 .8%
18,516 * Alteogen, Inc 933,682
21,905 Amorepacific Corp 2,179,974
6,011 BGF retail Co Ltd 837,409
64,179 Celltrion Healthcare Co Ltd 3,583,913
10,689 * Celltrion Pharm Inc 698,017
74,151 e Celltrion, Inc 10,856,110
49,919 Cheil Communications, Inc 876,572
6,266 CJ CheilJedang Corp 1,888,660
10,850 CJ Corp 666,717
6,865 CJ O Shopping Co Ltd 538,489
42,213 Coway Co Ltd 2,082,424
34,563 Dongbu Insurance Co Ltd 1,608,569
41,014 Doosan Bobcat, Inc 985,143
304,317 * Doosan Heavy Industries and Construction Co Ltd 4,415,015
35,600 e Ecopro BM Co Ltd 3,292,026
16,802 E-Mart Co Ltd 1,464,292
13,415 F&F Co Ltd 1,548,459
3,921 Green Cross Corp 522,798
50,037 GS Engineering & Construction Corp 1,150,317
40,038 GS Holdings Corp 1,283,396
225,737 Hana Financial Group, Inc 6,468,829
57,116 Hankook Tire Co Ltd 1,531,030
4,944 Hanmi Pharm Co Ltd 1,178,289
119,268 Hanon Systems 978,969
85,090 * Hanwha Chemical Corp 2,874,795
70,840 * HLB, Inc 2,296,913
12,733 Honam Petrochemical Corp 1,732,418
20,174 Hotel Shilla Co Ltd 1,117,415
12,308 * HYBE Co Ltd 1,671,327
409,790 Hynix Semiconductor, Inc 30,978,811
55,886 Hyundai Engineering & Construction Co Ltd 1,817,212

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
14,460 Hyundai Glovis Co Ltd $ 2,029,498
31,000 * Hyundai Heavy Industries 2,025,777
12,652 * Hyundai Heavy Industries Co Ltd 1,224,398
200,256 Hyundai Merchant Marine Co Ltd 3,844,987
45,911 Hyundai Mobis 8,080,661
103,940 Hyundai Motor Co 15,717,095
28,720 Hyundai Motor Co Ltd (2nd Preference) 2,089,018
16,901 Hyundai Motor Co Ltd (Preference) 1,227,467
36,512 Hyundai Robotics Co Ltd 1,601,031
64,121 Hyundai Steel Co 1,686,645
15,233 Iljin Materials Co Ltd 865,803
185,427 Industrial Bank of Korea 1,341,993
232,353 Kakao Corp 13,417,521
25,317 * Kakao Games Corp 992,425
83,634 *,e KakaoBank Corp 1,994,758
71,780 * Kangwon Land, Inc 1,434,793
296,624 KB Financial Group, Inc 11,032,019
196,662 Kia Motors Corp 12,312,493
58,170 Korea Aerospace Industries Ltd 2,558,280
194,387 Korea Electric Power Corp 3,347,908
6,563 * Korea Express Co Ltd 589,011
28,838 Korea Investment Holdings Co Ltd 1,403,217
14,032 Korea Kumho Petrochemical 1,401,714
6,043 Korea Zinc Co Ltd 2,221,616
129,302 * Korean Air Lines Co Ltd 2,526,454
17,946 *,e,g Krafton, Inc 3,238,652
86,920 KT&G Corp 5,478,482
16,531 L&F Co Ltd 2,925,248
36,992 LG Chem Ltd 17,229,190
6,131 LG Chem Ltd (Preference) 1,376,378
71,998 LG Corp 4,493,807
178,478 LG Display Co Ltd 2,110,023
80,141 LG Electronics, Inc 5,845,671
15,672 *,e LG Energy Solution 5,110,375
7,099 LG Household & Health Care Ltd 4,266,707
2,452 LG Household & Health Care Ltd (Preference) 715,749
10,571 LG Innotek Co Ltd 2,963,892
171,327 LG Telecom Ltd 1,650,923
9,410 Lotte Shopping Co Ltd 692,283
22,665 Meritz finance Holdings Co Ltd 457,818
28,085 Meritz Fire & Marine Insurance Co Ltd 746,586
197,252 Meritz Securities Co Ltd 736,218
194,843 Mirae Asset Daewoo Co Ltd 990,166
97,468 Naver Corp 19,497,622
12,385 NCsoft 3,558,077
18,070 g Netmarble Corp 1,004,952
17,158 Orion Corp/Republic of Korea 1,328,309
18,420 Pacific Corp 524,167
209,212 Pan Ocean Co Ltd 910,685
21,839 * Pearl Abyss Corp 899,722
59,136 POSCO 11,044,111
20,027 POSCO Refractories & Environment Co Ltd 2,032,569
14,878 S1 Corp (Korea) 730,151
13,074 *,g Samsung Biologics Co Ltd 8,708,155
62,908 Samsung C&T Corp 5,839,982
41,159 Samsung Electro-Mechanics Co Ltd 4,532,402
3,574,100 Samsung Electronics Co Ltd 169,180,529
620,654 Samsung Electronics Co Ltd (Preference) 27,277,513
114,482 * Samsung Engineering Co Ltd 1,732,851
23,205 Samsung Fire & Marine Insurance Co Ltd 3,525,348
485,384 * Samsung Heavy Industries Co Ltd 2,104,241
57,721 Samsung Life Insurance Co Ltd 2,698,275
41,015 Samsung SDI Co Ltd 18,028,125
24,632 Samsung SDS Co Ltd 2,583,589

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
46,483 Samsung Securities Co Ltd $ 1,253,786
27,506 SD Biosensor, Inc 855,726
29,205 Seegene, Inc 895,761
349,351 Shinhan Financial Group Co Ltd 9,620,849
19,071 * SK Biopharmaceuticals Co Ltd 1,146,564
16,950 *,e SK Bioscience Co Ltd 1,595,389
8,312 SK Chemicals Co Ltd 673,857
31,822 SK Holdings Co Ltd 5,397,696
20,345 *,g SK IE Technology Co Ltd 1,287,928
41,865 * SK Innovation Co Ltd 6,065,118
73,552 * SK Square Co Ltd 2,421,913
22,763 SK Telecom Co Ltd 939,552
14,173 SKC Co Ltd 1,489,698
33,736 S-Oil Corp 2,404,545
371,808 Woori Financial Group, Inc 3,411,965
107,349 Woori Investment & Securities Co Ltd 822,950
48,147 Yuhan Corp 2,143,501
TOTAL KOREA, REPUBLIC OF 582,220,913
KUWAIT - 0 .8%
1,013,494 Agility Public Warehousing Co KSC 2,958,768
996,623 Boubyan Bank KSCP 2,691,906
1,209,021 Gulf Bank KSCP 1,421,963
3,715,628 Kuwait Finance House 10,792,157
482,290 Mabanee Co KPSC 1,288,557
1,754,989 Mobile Telecommunications Co KSC 3,476,916
5,233,213 National Bank of Kuwait SAKP 18,275,565
TOTAL KUWAIT 40,905,832
LUXEMBOURG - 0 .0%
96,548 Reinet Investments S.C.A 1,678,669
TOTAL LUXEMBOURG 1,678,669
MALAYSIA - 1 .5%
1,269,533 AMMB Holdings BHD 1,113,903
2,016,274 Axiata Group Bhd 1,300,256
4,825,339 Bumiputra-Commerce Holdings BHD 5,653,196
3,564,477 Dialog Group BHD 1,772,136
2,746,125 Digi.Com BHD 2,242,581
1,688,775 Genting BHD 1,797,671
2,081,800 Genting Malaysia BHD 1,368,724
350,600 HAP Seng Consolidated BHD 595,559
1,167,300 Hartalega Holdings BHD 718,661
487,287 Hong Leong Bank BHD 2,299,261
103,006 Hong Leong Credit BHD 451,377
1,456,728 IHH Healthcare BHD 2,094,592
2,115,100 Inari Amertron BHD 1,366,587
1,778,800 IOI Corp BHD 1,610,732
307,411 Kuala Lumpur Kepong BHD 1,514,088
3,552,161 Malayan Banking BHD 7,074,893
484,707 * Malaysia Airports Holdings BHD 680,983
1,771,400 Maxis BHD 1,462,091
1,265,500 MISC BHD 2,052,296
1,879,975 g MR DIY Group M Bhd 939,270
66,400 Nestle Malaysia BHD 2,009,680
1,806,700 Petronas Chemicals Group BHD 3,609,146
279,400 Petronas Dagangan BHD 1,406,260
745,000 Petronas Gas BHD 2,871,249
479,059 PPB Group BHD 1,752,406
2,629,524 Press Metal BHD 2,877,688
10,698,315 Public Bank BHD 11,161,606
714,250 QL Resources BHD 850,584
1,016,925 RHB Capital BHD 1,344,918
2,026,165 Sime Darby BHD 1,067,532

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
MALAYSIA—continued
1,468,165 Sime Darby Plantation BHD $ 1,438,688
869,880 Telekom Malaysia BHD 1,111,796
2,081,458 Tenaga Nasional BHD 3,863,126
3,370,600 Top Glove Corp BHD 731,601
TOTAL MALAYSIA 74,205,137
MEXICO - 2 .1%
2,197,400 Alfa S.A. de C.V. (Class A) 1,510,170
20,990,341 e America Movil S.A.B. de C.V. 19,975,601
12,090,297 *,e Cemex S.A. de C.V. 4,881,075
379,845 Coca-Cola Femsa SAB de C.V. 2,299,697
328,957 Embotelladoras Arca SAB de C.V. 2,278,679
2,295,200 Fibra Uno Administracion S.A. de C.V. 2,342,994
1,446,977 Fomento Economico Mexicano S.A. de C.V. 9,016,678
161,510 e Gruma SAB de C.V. 2,008,348
264,930
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 3,592,095
141,611 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 2,667,515
982,889 Grupo Bimbo S.A. de C.V. (Series A) 3,473,416
444,698 e Grupo Carso S.A. de C.V. (Series A1) 1,734,465
1,941,928 Grupo Financiero Banorte S.A. de C.V. 11,049,237
1,527,744 *,e Grupo Financiero Inbursa S.A. 2,813,348
2,298,132 Grupo Mexico S.A. de C.V. (Series B) 9,086,333
1,915,790 e Grupo Televisa S.A. 3,020,455
94,804 e Industrias Penoles S.A. de C.V. 953,737
1,100,395 e Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,620,459
773,500 Operadora de Sites Mexicanos S.A. de C.V. 905,335
791,023 Orbia Advance Corp SAB de C.V. 1,744,593
148,435 e Promotora y Operadora de Infraestructura SAB de C.V. 1,070,657
3,937,125 Wal-Mart de Mexico SAB de C.V. 14,260,985
TOTAL MEXICO 102,305,872
PERU - 0 .2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 959,736
53,614 Credicorp Ltd 6,937,651
69,225 Southern Copper Corp 3,447,405
TOTAL PERU 11,344,792
PHILIPPINES - 0 .7%
1,279,604 Aboitiz Equity Ventures, Inc 1,324,159
9,143,889 AC Energy Corp 1,390,482
185,863 Ayala Corp 2,093,259
5,809,293 Ayala Land, Inc 2,666,090
1,358,409 Bank of the Philippine Islands 2,292,854
1,486,986 BDO Unibank, Inc 3,227,806
1,608,761 * Converge ICT Solutions, Inc 555,833
23,966 Globe Telecom, Inc 896,707
72,726 GT Capital Holdings, Inc 598,652
747,883 International Container Term Services, Inc 2,634,767
2,139,256 JG Summit Holdings (Series B) 1,998,312
313,740 Jollibee Foods Corp 1,145,550
174,251 Manila Electric Co 1,075,521
6,294,000 Metro Pacific Investments Corp 421,447
1,383,890 Metropolitan Bank & Trust 1,220,689
4,689,600 *,g Monde Nissin Corp 1,212,399
65,620 PLDT, Inc 1,980,111
183,565 SM Investments Corp 2,584,828
8,882,868 SM Prime Holdings 5,903,327
656,117 Universal Robina 1,321,283
TOTAL PHILIPPINES 36,544,076
POLAND - 0 .6%
272,368 *,g Allegro.eu S.A. 1,481,385
138,030 Bank Pekao S.A. 2,186,133

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
POLAND—continued
25,118 Bank Zachodni WBK S.A. $ 1,275,439
12,099 BRE Bank S.A. 578,755
47,577 CD Projekt Red S.A. 935,609
172,719 Cyfrowy Polsat S.A. 744,464
34,899 *,g Dino Polska S.A. 2,728,743
103,425 KGHM Polska Miedz S.A. 2,592,630
835 LPP S.A. 1,788,950
708,281 * PGE Polska Grupa Energetyczna S.A. 1,583,520
298,244 Polski Koncern Naftowy Orlen S.A. 4,871,794
1,891,831 Polskie Gornictwo Naftowe i Gazownictwo S.A. 2,826,963
639,271 * Powszechna Kasa Oszczednosci Bank Polski S.A. 3,617,949
455,563 Powszechny Zaklad Ubezpieczen S.A. 2,984,310
524,177 Telekomunikacja Polska S.A. 680,202
TOTAL POLAND 30,876,846
QATAR - 1 .1%
1,759,712 Barwa Real Estate Co 1,744,400
1,409,015 Commercial Bank of Qatar QSC 2,838,824
1,136,909 Industries Qatar QSC 5,352,798
4,247,156 Masraf Al Rayan 5,141,520
3,278,477 Mesaieed Petrochemical Holding Co 2,465,190
621,129 Ooredoo QSC 1,593,408
390,823 Qatar Electricity & Water Co 1,986,444
433,826 Qatar Fuel QSC 2,121,629
2,093,588 Qatar Gas Transport Co Ltd 2,357,744
439,644 Qatar International Islamic Bank QSC 1,434,064
1,235,782 Qatar Islamic Bank SAQ 8,724,365
3,430,052 Qatar National Bank 18,998,872
TOTAL QATAR 54,759,258
ROMANIA - 0 .0%
338,036 NEPI Rockcastle plc 1,864,684
TOTAL ROMANIA 1,864,684
RUSSIA - 0 .0%
35,937 *,†,e Ozon Holdings plc (ADR) 359
911,463 † VTB Bank PJSC (GDR) Equiduct 9,115
281,650 *,† VTB Bank PJSC (GDR) Tradegate 2,817
TOTAL RUSSIA 12,291
SAUDI ARABIA - 4 .4%
62,778 ACWA Power Co 2,935,501
95,674 Advanced Petrochemical Co 1,254,705
1,427,346 Al Rajhi Bank 34,392,079
706,643 Alinma Bank 7,209,365
196,458 Almarai Co JSC 2,740,342
413,051 Arab National Bank 3,416,134
340,909 * Bank AlBilad 4,515,221
256,343 Bank Al-Jazira 1,806,204
427,293 Banque Saudi Fransi 5,857,316
47,919 Bupa Arabia for Cooperative Insurance Co 2,057,711
423,798 * Dar Al Arkan Real Estate Development Co 1,431,336
67,761 Dr Sulaiman Al Habib Medical Services Group Co 3,717,859
16,214 Elm Co 1,290,834
249,998 * Emaar Economic City 677,675
273,142 Etihad Etisalat Co 2,757,947
44,503 Jarir Marketing Co 1,939,077
356,871 * Mobile Telecommunications Co Saudi Arabia 1,121,630
36,613 Mouwasat Medical Services Co 2,410,748
1,592,216 National Commercial Bank 29,888,662
211,981 * National Industrialization Co 940,383
453,858 * Rabigh Refining & Petrochemical Co 2,254,714
929,656 Riyad Bank 9,052,473
159,805 SABIC Agri-Nutrients Co 5,702,778

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
SAUDI ARABIA—continued
251,687 Sahara International Petrochemical Co $ 3,212,278
615,470 * Saudi Arabian Mining Co 9,358,794
1,803,401 g Saudi Arabian Oil Co 19,273,699
675,881 Saudi Basic Industries Corp 18,007,724
675,420 Saudi British Bank 7,603,683
610,655 Saudi Electricity Co 4,041,221
285,925 Saudi Industrial Investment Group 2,134,528
336,947 Saudi Investment Bank 1,888,766
583,972 * Saudi Kayan Petrochemical Co 2,373,646
27,526 * Saudi Research & Marketing Group 1,423,730
25,156 Saudi Tadawul Group Holding Co 1,494,757
435,668 Saudi Telecom Co 11,714,501
203,074 Savola Group 1,806,469
220,212 Yanbu National Petrochemical Co 2,927,987
TOTAL SAUDI ARABIA 216,632,477
SINGAPORE - 0 .0%
167,200 g BOC Aviation Ltd 1,422,974
TOTAL SINGAPORE 1,422,974
SOUTH AFRICA - 3 .3%
597,579 Absa Group Ltd 6,123,685
70,170 African Rainbow Minerals Ltd 987,151
39,529 Anglo American Platinum Ltd 3,032,291
290,971 Aspen Pharmacare Holdings Ltd 2,550,136
253,482 Bid Corp Ltd 4,666,997
209,029 Bidvest Group Ltd 2,688,702
67,776 Capitec Bank Holdings Ltd 8,145,031
202,155 Clicks Group Ltd 3,403,429
367,907 * Discovery Holdings Ltd 2,843,014
193,462 Exxaro Resources Ltd 2,351,574
3,730,462 FirstRand Ltd 14,756,860
265,285 Foschini Ltd 1,936,804
651,486 Gold Fields Ltd 6,025,531
2,518,559 Growthpoint Properties Ltd 2,053,338
452,543 Harmony Gold Mining Co Ltd 1,445,614
634,854 Impala Platinum Holdings Ltd 7,038,952
50,644 Kumba Iron Ore Ltd 1,509,227
179,706 Mr Price Group Ltd 1,956,647
1,266,771 MTN Group Ltd 10,631,736
272,452 MultiChoice Group Ltd 1,951,097
161,969 Naspers Ltd (N Shares) 22,884,019
348,632 Nedbank Group Ltd 4,557,230
244,302 * Northam Platinum Holdings Ltd 2,593,247
3,582,645 e Old Mutual Ltd 2,443,674
1,188,816 g Pepkor Holdings Ltd 1,444,891
388,705 Remgro Ltd 3,200,827
1,289,238 Sanlam Ltd 4,234,066
425,498 * Sasol Ltd 8,938,339
376,690 Shoprite Holdings Ltd 5,096,614
2,086,712 Sibanye Stillwater Ltd 5,126,088
143,238 Spar Group Ltd 1,157,108
990,602 Standard Bank Group Ltd 9,543,609
467,364 Vodacom Group Pty Ltd 3,883,143
711,184 Woolworths Holdings Ltd 2,268,307
TOTAL SOUTH AFRICA 163,468,978
TAIWAN - 14 .5%
384,000 Accton Technology Corp 3,204,816
2,155,380 Acer, Inc 1,635,347
343,407 Advantech Co Ltd 3,950,649
2,477,011 ASE Technology Holding Co Ltd 7,218,113
1,804,512 Asia Cement Corp 2,503,953
19,000 ASMedia Technology, Inc 623,023

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
TAIWAN—continued
524,500 Asustek Computer, Inc $ 4,947,939
5,999,000 AU Optronics Corp 2,693,788
510,389 Catcher Technology Co Ltd 2,915,050
6,019,604 Cathay Financial Holding Co Ltd 9,183,244
1,003,374 Chailease Holding Co Ltd 7,135,759
3,574,871 Chang Hwa Commercial Bank 2,128,607
1,307,922 Cheng Shin Rubber Industry Co Ltd 1,552,172
1,943,035 China Airlines 1,484,708
11,628,522 China Development Financial Holding Corp 5,033,880
8,763,151 China Steel Corp 8,159,075
13,213,611 Chinatrust Financial Holding Co 10,151,617
2,958,763 Chunghwa Telecom Co Ltd 12,005,535
3,121,000 Compal Electronics, Inc 2,383,441
1,449,768 Delta Electronics, Inc 12,608,804
9,811,613 E.Sun Financial Holding Co Ltd 9,044,225
143,316 Eclat Textile Co Ltd 1,959,492
49,000 eMemory Technology, Inc 1,947,874
1,804,803 Eva Airways Corp 2,070,837
1,903,980 Evergreen Marine Corp Taiwan Ltd 6,118,208
2,504,071 Far Eastern Textile Co Ltd 2,547,745
1,317,589 Far EasTone Telecommunications Co Ltd 3,322,001
281,513 Feng TAY Enterprise Co Ltd 1,577,070
7,732,034 First Financial Holding Co Ltd 6,984,215
2,663,173 Formosa Chemicals & Fibre Corp 6,243,320
923,064 Formosa Petrochemical Corp 2,610,331
3,105,813 Formosa Plastics Corp 9,579,354
5,338,716 Fubon Financial Holding Co Ltd 10,028,309
7,081,348 Fuhwa Financial Holdings Co Ltd 4,746,615
223,000 Giant Manufacturing Co Ltd 1,824,538
161,509 Globalwafers Co Ltd 2,446,591
9,333,002 Hon Hai Precision Industry Co, Ltd 34,109,747
219,608 Hotai Motor Co Ltd 4,447,706
6,267,917 Hua Nan Financial Holdings Co Ltd 4,848,960
7,463,487 InnoLux Display Corp 2,584,839
1,619,340 Inventec Co Ltd 1,286,147
76,125 Largan Precision Co Ltd 5,339,614
1,492,778 Lite-On Technology Corp 3,275,442
1,134,464 MediaTek, Inc 26,138,139
8,188,125 Mega Financial Holding Co Ltd 9,699,760
460,000 Micro-Star International Co Ltd 1,821,093
51,000 momo.com, Inc 1,397,967
3,622,271 Nan Ya Plastics Corp 8,163,200
170,000 Nan Ya Printed Circuit Board Corp 1,377,298
1,003,000 Nanya Technology Corp 1,762,109
115,000 Nien Made Enterprise Co Ltd 1,104,680
430,474 Novatek Microelectronics Corp Ltd 3,835,003
1,492,000 Pegatron Technology Corp 3,106,024
1,825,512 Pou Chen Corp 1,639,102
1,977,387 Powerchip Semiconductor Manufacturing Corp 2,343,894
465,000 President Chain Store Corp 4,396,757
611,000 Prime View International Co Ltd 4,019,638
1,957,000 Quanta Computer, Inc 5,555,798
335,085 Realtek Semiconductor Corp 3,853,389
838,500 Ruentex Development Co Ltd 1,540,578
2,622,421 Shanghai Commercial & Savings Bank Ltd 4,402,290
11,026,684 Shin Kong Financial Holding Co Ltd 3,151,968
7,376,717 SinoPac Financial Holdings Co Ltd 4,178,029
994,522 Synnex Technology International Corp 1,845,007
7,766,077 Taishin Financial Holdings Co Ltd 4,088,076
4,543,039 Taiwan Cement Corp 5,895,360
7,055,944 Taiwan Cooperative Financial Holding 6,469,145
1,583,561 Taiwan High Speed Rail Corp 1,547,615
1,377,861 Taiwan Mobile Co Ltd 4,675,751
18,415,622 * Taiwan Semiconductor Manufacturing Co Ltd 315,819,908

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES COMPANY VALUE
TAIWAN—continued
936,000 Unimicron Technology Corp $ 4,993,276
3,696,908 Uni-President Enterprises Corp 8,703,015
8,917,452 United Microelectronics Corp 11,996,282
662,000 Vanguard International Semiconductor Corp 1,594,452
50,000 Voltronic Power Technology Corp 2,455,861
1,953,454 Walsin Lihwa Corp 2,222,318
529,460 Wan Hai Lines Ltd 1,902,467
242,878 Win Semiconductors Corp 1,290,191
2,100,000 Winbond Electronics Corp 1,634,895
64,000 Wiwynn Corp 1,583,137
1,153,660 WPG Holdings Co Ltd 1,938,341
312,009 Yageo Corp 3,602,473
1,303,000 Yang Ming Marine Transport 3,929,569
500,127 Zhen Ding Technology Holding Ltd 1,894,308
TOTAL TAIWAN 714,030,863
TANZANIA, UNITED REPUBLIC OF - 0 .1%
304,779 AngloGold Ashanti Ltd 4,492,179
TOTAL TANZANIA, UNITED REPUBLIC OF 4,492,179
THAILAND - 1 .7%
879,900 Advanced Info Service PCL 4,836,485
2,929,556 Airports of Thailand PCL 5,644,642
3,258,300 Asset World Corp PCL 448,025
341,700 B Grimm Power PCL 355,043
945,100 Bangkok Commercial Asset Management PCL 437,529
7,042,062 Bangkok Dusit Medical Services PCL 5,150,153
4,624,383 Bangkok Expressway & Metro PCL 1,098,569
502,500 Berli Jucker PCL 445,826
3,990,500 BTS Group Holdings PCL 940,129
267,700 Bumrungrad Hospital PCL 1,334,026
159,400 Carabao Group PCL 491,910
1,469,799 Central Pattana PCL 2,560,163
1,213,037 Central Retail Corp PCL 1,215,372
2,126,680 Charoen Pokphand Foods PCL 1,461,698
4,202,155 CP ALL plc 6,988,067
223,700 Delta Electronics Thai PCL 2,880,570
152,000 Electricity Generating PCL 766,396
1,040,203 Energy Absolute PCL 2,338,518
422,100 Global Power Synergy Co Ltd 782,989
1,896,050 Gulf Energy Development PCL 2,456,388
3,045,126 Home Product Center PCL 1,091,977
1,167,539 Indorama Ventures PCL 1,397,513
712,300 Intouch Holdings PCL (Class F) 1,368,366
458,906 JMT Network Services PCL 939,102
2,777,498 Krung Thai Bank PCL 1,207,935
605,694 Krungthai Card PCL 953,281
6,641,740 Land and Houses PCL Co Reg 1,540,559
2,212,103 * Minor International PCL 2,034,616
362,200 Muangthai Capital PCL 483,370
967,544 Osotspa PCL 826,243
1,224,109 PTT Exploration & Production PCL 5,503,654
1,806,629 PTT Global Chemical PCL 2,194,030
2,152,122 PTT Oil & Retail Business PCL 1,485,451
8,014,482 PTT PCL 7,671,704
965,227 Ratch Group PCL 1,005,541
656,001 SCB X PCL 1,737,574
734,000 SCG Packaging PCL 1,011,967
570,958 Siam Cement PCL 5,809,689
423,900 Srisawad Corp PCL 583,118
1,091,500 Thai Oil PCL 1,542,827
1,393,400 Thai Union Group PCL 619,002

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund
SHARES COMPANY VALUE
THAILAND—continued
6,115,448 True Corp PCL $ 793,363
TOTAL THAILAND 84,433,380
TURKEY - 0 .3%
2,264,911 Akbank TAS 1,090,960
610,470 Aselsan Elektronik Sanayi Ve Ticaret AS 757,228
365,897 BIM Birlesik Magazalar AS 1,880,898
1,012,193 Eregli Demir ve Celik Fabrikalari TAS 1,567,907
51,329 Ford Otomotiv Sanayi AS 873,199
795,621 Haci Omer Sabanci Holding AS 882,370
495,262 KOC Holding AS 1,023,701
429,813 * Turk Hava Yollari 1,209,085
922,552 Turkcell Iletisim Hizmet AS 876,564
2,212,446 Turkiye Is Bankasi (Series C) 648,481
100,002 * Turkiye Petrol Rafinerileri AS 1,497,960
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 1,351,021
TOTAL TURKEY 13,659,374
UNITED ARAB EMIRATES - 1 .3%
2,021,417 Abu Dhabi Commercial Bank PJSC 5,024,354
1,020,413 Abu Dhabi Islamic Bank PJSC 2,528,814
2,683,170 Abu Dhabi National Oil Co for Distribution PJSC 3,128,812
2,968,070 Aldar Properties PJSC 3,965,092
2,098,735 Dubai Islamic Bank PJSC 3,363,234
3,246,961 Emaar Properties PJSC 4,872,689
1,384,948 Emirates NBD Bank PJSC 5,212,391
2,601,437 Emirates Telecommunications Group Co PJSC 19,759,901
3,294,426 National Bank of Abu Dhabi PJSC 17,435,736
TOTAL UNITED ARAB EMIRATES 65,291,023
UNITED STATES - 0 .2%
618,865 JBS S.A. 3,820,287
36,160 * Legend Biotech Corp (ADR) 1,708,199
58,000 Parade Technologies Ltd 2,184,185
TOTAL UNITED STATES 7,712,671
TOTAL COMMON STOCKS 4,834,588,626
(Cost $4,599,882,659)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.5%
GOVERNMENT AGENCY DEBT - 1 .5%
$ 55,640,000 Federal Home Loan Bank (FHLB) 0 .000% 08/01/22 55,640,000
10,300,000 FHLB 0 .000 08/05/22 10,297,510
10,000,000 FHLB 0 .000 09/23/22 9,966,578
TOTAL GOVERNMENT AGENCY DEBT 75,904,088
REPURCHASE AGREEMENT - 1 .2%
56,520,000 r Fixed Income Clearing Corp (FICC) 2 .250 08/01/22 56,520,000
TOTAL REPURCHASE AGREEMENT 56,520,000
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 08/02/22 9,999,507
TOTAL TREASURY DEBT 9,999,507

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .6%
$ 27,602,905 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 27,602,905
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 27,602,905
TOTAL SHORT-TERM INVESTMENTS 170,026,500
(Cost $170,027,994)
TOTAL INVESTMENTS - 101.6% 5,004,635,366
(Cost $4,769,933,309)
OTHER ASSETS & LIABILITIES, NET - (1.6)% (76,793,310)
NET ASSETS - 100.0% $ 4,927,842,056
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $70,090,528.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $274,932,284 or 5.6% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 2.250% dated 7/31/22 to be repurchased at $56,520,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $57,650,485.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
ICE US MSCI Emerging Markets EM Index Futures 1,668 09/16/22  $ 82,033,517 $ 83,274,900 $ 1,241,383

International Equity Index Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 97.9%
AUSTRALIA - 8 .5%
273,804 Ampol Ltd $ 6,486,828
1,408,310 APA Group 11,547,228
711,863 Aristocrat Leisure Ltd 17,759,594
2,399,741 Aurizon Holdings Ltd 6,791,976
221,220 * Australia & New Zealand Banking Group Ltd 3,575,196
3,318,298 Australia & New Zealand Banking Group Ltd 53,627,879
239,778 Australian Stock Exchange Ltd 14,903,344
989,098 *,† AZ BGP Holdings 2,765
6,057,860 BHP Billiton Ltd 165,775,495
582,071 BlueScope Steel Ltd 6,837,226
1,772,912 Brambles Ltd 14,269,639
80,871 Cochlear Ltd 12,189,434
1,600,258 Coles Group Ltd 21,075,937
2,041,293 Commonwealth Bank of Australia 144,967,324
654,420 Computershare Ltd 11,561,630
578,026 CSL Ltd 117,695,908
1,308,081 Dexus Property Group 8,790,310
74,700 Domino's Pizza Enterprises Ltd 3,819,400
1,608,621 Endeavour Group Ltd 8,962,326
2,236,383 Evolution Mining Ltd 4,131,221
2,016,515 Fortescue Metals Group Ltd 25,949,640
11,836,017 Glencore Xstrata plc 67,082,981
2,011,132 Goodman Group 29,433,039
2,219,665 GPT Group 7,141,105
259,715 IDP Education Ltd 5,225,433
3,188,586 Insurance Australia Group Ltd 10,033,088
814,539 Lend Lease Corp Ltd 5,901,040
2,661,175 * Lottery Corp Ltd 8,441,510
432,840 Macquarie Group Ltd 55,396,321
3,635,987 Medibank Pvt Ltd 8,742,847
216,460 Mineral Resources Ltd 8,248,011
4,515,583 Mirvac Group 6,841,045
3,864,275 National Australia Bank Ltd 83,454,847
1,075,551 Newcrest Mining Ltd 14,494,401
1,345,208 Northern Star Resources Ltd 7,392,764
480,080 Orica Ltd 5,690,018
2,033,421 Origin Energy Ltd 8,537,041
1,240,185 * Qantas Airways Ltd 3,996,309
1,745,492 QBE Insurance Group Ltd 14,113,566
222,259 Ramsay Health Care Ltd 10,979,985
59,966 REA Group Ltd 5,290,460
261,045 Reece Ltd 2,819,370
443,020 Rio Tinto Ltd 30,694,440
1,346,567 Rio Tinto plc 81,291,545
3,786,799 Santos Ltd 19,685,220
6,099,047 Scentre Group 12,498,425
380,906 Seek Ltd 6,169,586
532,944 Sonic Healthcare Ltd 12,834,098
5,484,305 South32 Ltd 14,948,099
2,847,066 Stockland Trust Group 7,714,657
1,521,945 Suncorp-Metway Ltd 12,019,238
5,207,008 Telstra Corp Ltd 14,230,801
3,748,590 Transurban Group 38,316,917
894,757 Treasury Wine Estates Ltd 7,712,837
4,724,674 Vicinity Centres 6,913,119
243,419 Washington H Soul Pattinson & Co Ltd 4,407,017
1,358,789 Wesfarmers Ltd 44,521,417
4,207,106 Westpac Banking Corp 63,708,801
175,441 Wisetech Global Ltd 6,213,175

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
AUSTRALIA—continued
2,263,625 Woodside Energy Group Ltd $ 51,113,736
1,476,055 Woolworths Ltd 38,833,652
TOTAL AUSTRALIA 1,503,802,261
AUSTRIA - 0 .2%
422,573 Erste Bank der Oesterreichischen Sparkassen AG. 10,713,356
567,823 Mondi plc 10,775,699
183,619 OMV AG. 7,820,319
82,084 Verbund AG. 9,026,407
128,811 Voestalpine AG. 2,900,389
TOTAL AUSTRIA 41,236,170
BELGIUM - 0 .8%
194,488 Ageas 8,488,486
1,039,069 Anheuser-Busch InBev S.A. 55,660,634
31,908 Dieteren S.A. 5,236,935
39,903 Elia System Operator S.A. 6,057,743
121,350 Groupe Bruxelles Lambert S.A. 10,741,304
296,968 KBC Groep NV 15,554,282
178,114 Proximus plc 2,468,125
18,097 Sofina S.A. 4,238,122
87,175 Solvay S.A. 7,656,835
154,892 UCB S.A. 12,103,067
256,300 Umicore S.A. 9,283,792
171,733 Warehouses De Pauw CVA 5,837,925
TOTAL BELGIUM 143,327,250
BRAZIL - 0 .1%
199,086 Yara International ASA 8,484,517
TOTAL BRAZIL 8,484,517
CHILE - 0 .0%
462,797 Antofagasta plc 6,584,991
TOTAL CHILE 6,584,991
CHINA - 0 .7%
4,601,438 BOC Hong Kong Holdings Ltd 16,644,849
2,100,921 g Budweiser Brewing Co APAC Ltd 5,817,314
2,523,400 Chow Tai Fook Jewellery Group Ltd 4,990,673
2,551,697 *,g ESR Cayman Ltd 6,635,500
75,300 * Futu Holdings Ltd (ADR) 3,132,480
997,363 Prosus NV 65,062,964
1,554,000 SITC International Co Ltd 5,291,254
2,237,661 Wilmar International Ltd 6,520,334
2,191,770 Xinyi Glass Holdings Co Ltd 4,322,900
TOTAL CHINA 118,418,268
DENMARK - 2 .8%
3,758 AP Moller - Maersk AS (Class A) 10,067,588
6,375 AP Moller - Maersk AS (Class B) 17,405,874
120,381 Carlsberg AS (Class B) 15,570,306
125,036 Chr Hansen Holding A/S 8,183,958
142,306 Coloplast AS 16,655,340
816,082 Danske Bank AS 11,412,334
124,187 * Demant A.S. 4,730,993
228,708 DSV AS 38,537,504
78,094 * Genmab AS 27,787,399
161,155 GN Store Nord 5,612,078
2,013,653 Novo Nordisk AS 234,537,722
248,034 Novozymes AS 15,844,477
225,293 g Orsted AS 26,227,852

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
DENMARK—continued
120,477 Pandora AS $ 8,950,442
11,098 Rockwool International AS (B Shares) 2,750,074
423,614 Tryg A.S. 9,658,968
1,212,678 Vestas Wind Systems A.S. 31,873,695
TOTAL DENMARK 485,806,604
FINLAND - 1 .2%
174,263 Elisa Oyj (Series A) 9,637,629
524,458 Fortum Oyj 5,886,669
328,312 Kesko Oyj (B Shares) 8,120,195
406,697 Kone Oyj (Class B) 18,586,635
510,610 Neste Oil Oyj 26,256,221
6,497,405 Nokia Oyj 33,842,253
3,938,171 Nordea Bank Abp 38,830,229
128,030 Orion Oyj (Class B) 6,111,831
596,895 Sampo Oyj (A Shares) 25,787,495
661,160 Stora Enso Oyj (R Shares) 10,225,294
632,205 UPM-Kymmene Oyj 20,034,424
588,355 Wartsila Oyj (B Shares) 5,169,600
TOTAL FINLAND 208,488,475
FRANCE - 10 .2%
208,258 * Accor S.A. 5,404,067
315,486 * Adevinta ASA 2,399,068
33,359 * Aeroports de Paris 4,609,274
622,726 Air Liquide 85,613,845
704,586 Airbus SE 75,969,650
386,660 Alstom RGPT 9,189,243
74,988 g Amundi S.A. 4,071,459
73,332 Arkema 6,947,147
2,309,920 AXA S.A. 53,226,353
48,428 BioMerieux 5,241,718
1,338,215 BNP Paribas S.A. 63,227,031
1,018,460 Bollore 5,142,061
274,030 Bouygues S.A. 8,283,853
348,363 Bureau Veritas S.A. 9,608,063
196,153 Cap Gemini S.A. 37,413,601
723,304 Carrefour S.A. 12,326,578
812,302 Cie Generale des Etablissements Michelin S.C.A 22,731,917
594,611 Compagnie de Saint-Gobain 27,726,603
1,563,675 Credit Agricole S.A. 14,407,434
781,027 Danone 43,065,169
30,499 Dassault Aviation S.A. 4,362,047
797,634 Dassault Systemes SE 34,211,854
313,726 Edenred 16,103,712
96,052 Eiffage S.A. 9,013,422
647,175 Electricite de France 7,859,454
2,192,681 Engie S.A. 27,128,590
344,504 Essilor International S.A. 54,012,142
50,755 Eurazeo 3,625,303
62,574 Fonciere Des Regions 3,957,403
57,048 Gecina S.A. 5,849,165
560,601 Getlink S.E. 11,220,050
37,659 Hermes International 51,666,032
42,635 Ipsen 4,312,835
89,772 Kering 51,393,659
269,670 Klepierre 5,992,080
121,288 g La Francaise des Jeux SAEM 4,332,167
320,475 Legrand S.A. 26,236,846
286,667 L'Oreal S.A. 108,376,558
333,165 LVMH Moet Hennessy Louis Vuitton S.A. 231,334,448

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
FRANCE—continued
2,379,045 Orange S. A. $ 24,310,108
249,281 Pernod-Ricard S.A. 48,969,842
274,256 Publicis Groupe S.A. 14,594,626
29,035 Remy Cointreau S.A. 5,736,073
242,972 * Renault S.A. 7,183,315
409,134 Safran S.A. 44,970,180
1,369,183 Sanofi-Aventis 136,060,535
32,532 Sartorius Stedim Biotech 13,014,081
31,635 SEB S.A. 2,663,364
974,707 Societe Generale 21,839,666
105,559 Sodexho Alliance S.A. 8,577,047
69,454 Teleperformance 23,225,482
126,600 Thales S.A. 15,743,926
2,972,490 * Total S.A. 151,826,924
108,894 * Ubisoft Entertainment 4,636,098
24,537 * Unibail-Rodamco-Westfield 1,384,057
120,884 * Unibail-Rodamco-Westfield 6,864,366
262,194 Valeo S.A. 5,631,933
786,807 Veolia Environnement 19,678,705
637,178 Vinci S.A. 61,079,081
831,925 Vivendi Universal S.A. 7,897,740
32,305 Wendel 2,973,340
277,812 *,g Worldline S.A. 12,262,101
TOTAL FRANCE 1,798,714,491
GERMANY - 7 .3%
205,087 Adidas-Salomon AG. 35,478,302
488,224 Allianz AG. 88,664,450
1,204,479 Aroundtown S.A. 3,862,806
1,098,401 BASF SE 48,950,432
1,175,509 Bayer AG. 68,567,718
404,589 Bayerische Motoren Werke AG. 33,060,313
57,447 Bayerische Motoren Werke AG. (Preference) 4,361,669
89,059 Bechtle AG. 4,119,322
126,612 Beiersdorf AG. 13,056,828
197,132 Brenntag AG. 13,847,555
49,410 Carl Zeiss Meditec AG. 7,210,887
1,264,334 * Commerzbank AG. 8,662,114
132,252 Continental AG. 9,421,785
238,348 g Covestro AG. 8,038,377
955,374 Daimler AG. (Registered) 56,342,209
540,950 * Daimler Truck Holding AG. 14,781,435
823,171 Deutsche Annington Immobilien SE 27,427,887
2,487,342 Deutsche Bank AG. (Registered) 21,756,660
230,677 Deutsche Boerse AG. 40,268,199
755,744 *,e Deutsche Lufthansa AG. 4,652,248
1,178,845 Deutsche Post AG. 47,082,907
3,882,987 Deutsche Telekom AG. 73,772,772
2,647,789 E.ON AG. 23,801,240
243,000 Evonik Industries AG. 5,183,114
237,697 Fresenius Medical Care AG. 8,812,253
494,148 Fresenius SE 12,644,731
176,250 GEA Group AG. 6,578,987
71,756 Hannover Rueckversicherung AG. 10,178,375
176,566 HeidelbergCement AG. 8,993,742
201,550 * HelloFresh SE 5,570,787
136,988 Henkel KGaA 8,637,750
218,426 Henkel KGaA (Preference) 13,953,773
1,553,513 Infineon Technologies AG. 42,604,264
92,616 KION Group AG. 4,224,457
81,894 Knorr-Bremse AG. 4,878,880

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
GERMANY—continued
87,056 LEG Immobilien AG. $ 7,908,624
156,729 Merck KGaA 29,850,702
61,984 MTU Aero Engines Holding AG. 11,982,336
167,558 Muenchener Rueckver AG. 37,986,403
69,422 Nemetschek AG. 4,647,564
185,868 Porsche AG. 13,453,444
130,292 Puma AG. Rudolf Dassler Sport 8,797,806
5,671 Rational AG. 3,952,943
52,719 Rheinmetall AG. 9,667,456
767,740 RWE AG. 31,583,246
1,261,187 SAP AG. 117,634,326
28,882 Sartorius AG. 12,918,896
93,975 g Scout24 AG. 5,372,408
917,968 Siemens AG. 102,393,787
535,267 Siemens Energy AG. 8,894,792
334,983 g Siemens Healthineers AG. 17,165,744
164,082 Symrise AG. 19,146,007
1,202,026 Telefonica Deutschland Holding AG. 3,195,741
98,243 e Uniper SE 656,400
119,483 United Internet AG. 3,147,322
62,078 Volkswagen AG. 12,295,641
186,856 Volkswagen AG. (Preference) 26,419,540
279,429 *,g Zalando SE 7,866,798
TOTAL GERMANY 1,286,387,154
HONG KONG - 2 .7%
14,581,947 AIA Group Ltd 146,499,623
2,373,789 CK Asset Holdings Ltd 16,805,778
750,044 CK Infrastructure Holdings Ltd 4,703,356
1,941,882 CLP Holdings Ltd 16,466,324
2,237,237 Hang Lung Properties Ltd 4,081,826
892,610 Hang Seng Bank Ltd 14,398,349
1,680,728 Henderson Land Development Co Ltd 5,850,859
3,352,611 HK Electric Investments & HK Electric Investments Ltd 3,032,337
4,488,835 HKT Trust and HKT Ltd 6,289,375
13,450,292 Hong Kong & China Gas Ltd 14,205,286
1,607,927 Hong Kong Electric Holdings Ltd 10,528,295
1,435,464 Hong Kong Exchanges and Clearing Ltd 65,874,066
1,348,870 Hongkong Land Holdings Ltd 7,011,507
257,877 Jardine Matheson Holdings Ltd 13,619,984
2,494,802 Link REIT 20,892,293
1,979,188 MTR Corp 10,480,799
1,767,588 New World Development Co Ltd 5,910,632
3,303,522 Prudential plc 40,746,915
3,998,833 Sino Land Co 5,941,614
1,717,971 Sun Hung Kai Properties Ltd 20,507,644
603,112 Swire Pacific Ltd (Class A) 3,434,795
1,552,234 Swire Properties Ltd 3,698,554
1,663,660 Techtronic Industries Co 18,461,004
9,175,105 g WH Group Ltd 6,948,646
2,002,426 Wharf Real Estate Investment Co Ltd 8,913,213
TOTAL HONG KONG 475,303,074
IRELAND - 0 .6%
166,970 * AerCap Holdings NV 7,490,274
925,657 CRH plc 35,521,292
200,408 * Flutter Entertainment plc 20,120,845
194,066 Kerry Group plc (Class A) 20,483,882
182,618 Kingspan Group plc 11,820,512

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
IRELAND—continued
300,299 Smurfit Kappa Group plc $ 10,885,057
TOTAL IRELAND 106,321,862
ISRAEL - 0 .7%
47,744 Azrieli Group 3,827,013
1,521,097 Bank Hapoalim Ltd 14,176,630
1,835,937 Bank Leumi Le-Israel 17,851,933
122,454 * Check Point Software Technologies 15,257,768
32,969 Elbit Systems Ltd 7,607,049
862,211 Israel Chemicals Ltd 7,856,826
1,452,870 Israel Discount Bank Ltd 8,260,813
63,896 * Kornit Digital Ltd 1,738,610
177,678 Mizrahi Tefahot Bank Ltd 6,605,364
75,351 * Nice Systems Ltd 16,087,236
1,361,110 * Teva Pharmaceutical Industries Ltd (ADR) 12,767,212
125,937 * Tower Semiconductor Ltd (Tel Aviv) 6,003,157
68,996 * Wix.com Ltd 4,093,533
107,784 ZIM Integrated Shipping Services Ltd 5,369,799
TOTAL ISRAEL 127,502,943
ITALY - 1 .8%
145,703 Amplifon S.p.A. 4,818,126
1,305,712 Assicurazioni Generali S.p.A. 19,519,930
593,520 Autostrade S.p.A. 13,716,625
239,999 Coca-Cola HBC AG. 5,906,761
684,926 Davide Campari-Milano NV 7,603,953
28,663 DiaSorin S.p.A. 3,985,373
9,734,150 Enel S.p.A. 49,072,422
3,012,516 ENI S.p.A. 36,212,187
151,118 Ferrari NV 32,091,756
747,818 FinecoBank Banca Fineco S.p.A 9,293,855
415,047 g Infrastrutture Wireless Italiane S.p.A 4,361,469
19,622,907 Intesa Sanpaolo S.p.A. 34,846,521
712,992 Mediobanca S.p.A. 6,115,126
243,969 Moncler S.p.A 12,229,890
633,828 *,g Nexi S.p.A 5,756,451
616,962 g Poste Italiane S.p.A 5,182,674
298,114 Prysmian S.p.A. 9,479,100
132,191 Recordati S.p.A. 5,862,577
2,544,707 Snam Rete Gas S.p.A. 12,768,149
10,444,730 e Telecom Italia S.p.A. 2,317,261
1,763,992 Terna Rete Elettrica Nazionale S.p.A. 13,504,776
2,509,390 UniCredit S.p.A. 24,817,079
TOTAL ITALY 319,462,061
JAPAN - 22 .0%
227,977 Advantest Corp 13,559,384
766,177 e Aeon Co Ltd 15,451,425
179,842 Aisin Seiki Co Ltd 5,341,053
537,522 Ajinomoto Co, Inc 14,145,417
208,059 * All Nippon Airways Co Ltd 3,884,186
537,359 Asahi Breweries Ltd 18,682,006
237,708 Asahi Glass Co Ltd 8,665,223
257,552 Asahi Intecc Co Ltd 4,764,718
1,453,339 Asahi Kasei Corp 11,659,273
2,231,903 Astellas Pharma, Inc 34,954,691
142,058 Azbil Corp 4,276,392
240,698 Bandai Namco Holdings Inc 18,803,906
671,987 Bridgestone Corp 26,211,427
280,551 Brother Industries Ltd 5,255,122
1,220,398 e Canon, Inc 28,871,955

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
209,514 Capcom Co Ltd $ 5,823,972
168,828 Central Japan Railway Co 19,769,231
727,512 Chiba Bank Ltd 4,035,404
781,317 Chubu Electric Power Co, Inc 8,334,629
799,227 Chugai Pharmaceutical Co Ltd 22,452,512
1,540,511 Concordia Financial Group Ltd 5,240,815
518,776 CyberAgent, Inc 5,176,554
256,375 Dai Nippon Printing Co Ltd 5,657,511
122,634 Daifuku Co Ltd 7,819,944
1,209,566 Dai-ichi Mutual Life Insurance Co 21,040,253
2,095,942 Daiichi Sankyo Co Ltd 55,573,280
298,711 Daikin Industries Ltd 52,387,406
76,183 Daito Trust Construction Co Ltd 7,222,343
713,363 Daiwa House Industry Co Ltd 17,625,822
2,545 * Daiwa House REIT Investment Corp 6,125,294
1,629,391 * Daiwa Securities Group, Inc 7,521,635
515,178 Denso Corp 28,177,692
264,310 Dentsu, Inc 9,232,759
33,509 Disco Corp 8,187,244
473,384 Don Quijote Co Ltd 7,370,811
359,665 East Japan Railway Co 18,777,017
301,645 Eisai Co Ltd 13,813,782
3,674,459 ENEOS Holdings, Inc 14,214,285
227,498 * Fanuc Ltd 39,234,410
70,481 Fast Retailing Co Ltd 42,682,609
147,843 * Fuji Electric Holdings Co Ltd 6,677,459
742,664 Fuji Heavy Industries Ltd 12,923,025
426,473 Fujifilm Holdings Corp 24,361,000
236,615 Fujitsu Ltd 31,721,162
5,429 * GLP J-Reit 7,139,971
48,915 GMO Payment Gateway, Inc 4,064,979
305,011 Hakuhodo DY Holdings, Inc 3,137,236
161,887 Hamamatsu Photonics KK 7,356,287
262,003 Hankyu Hanshin Holdings, Inc 7,599,849
22,709 Hikari Tsushin, Inc 2,502,264
38,570 Hirose Electric Co Ltd 5,541,176
124,363 * Hitachi Construction Machinery Co Ltd 2,743,680
1,158,600 * Hitachi Ltd 58,657,653
247,600 * Hitachi Metals Ltd 3,807,309
1,938,596 Honda Motor Co Ltd 49,680,744
145,650 Hoshizaki Electric Co Ltd 4,345,033
442,894 * Hoya Corp 44,374,274
462,985 Hulic Co Ltd 3,713,181
150,186 Ibiden Co Ltd 4,432,220
282,073 Idemitsu Kosan Co Ltd 7,335,252
165,373 Iida Group Holdings Co Ltd 2,707,555
1,248,392 Inpex Holdings, Inc 14,308,785
701,224 Isuzu Motors Ltd 7,691,446
65,619 Ito En Ltd 3,092,053
1,425,182 Itochu Corp 41,486,565
118,271 Itochu Techno-Science Corp 3,169,626
191,876 * Japan Airlines Co Ltd 3,323,908
591,915 Japan Post Bank Co Ltd 4,735,118
3,052,218 Japan Post Holdings Co Ltd 21,975,454
291,763 Japan Post Insurance Co Ltd 4,717,181
1,441 * Japan Real Estate Investment Corp 6,958,533
8,287 * Japan Retail Fund Investment Corp 6,753,000
1,458,791 Japan Tobacco, Inc 26,193,484
593,749 JFE Holdings, Inc 6,694,429
216,680 JSR Corp 6,001,591
525,748 Kajima Corp 6,001,782

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
178,874 Kakaku.com, Inc $ 3,503,540
860,919 Kansai Electric Power Co, Inc 8,728,623
574,378 Kao Corp 24,982,223
1,940,123 KDDI Corp 62,204,841
128,936 Keio Corp 4,936,972
159,268 Keisei Electric Railway Co Ltd 4,366,624
232,886 Keyence Corp 92,302,526
174,465 Kikkoman Corp 10,344,852
222,460 Kintetsu Corp 7,351,622
998,527 Kirin Brewery Co Ltd 16,424,122
62,079 Kobayashi Pharmaceutical Co Ltd 4,135,696
181,811 Kobe Bussan Co Ltd 5,182,550
70,142 e Koei Tecmo Holdings Co Ltd 2,448,681
127,009 * Koito Manufacturing Co Ltd 4,175,001
1,112,005 Komatsu Ltd 25,707,745
108,777 Konami Corp 6,429,311
37,285 e Kose Corp 3,328,130
1,234,554 Kubota Corp 20,497,719
122,358 Kurita Water Industries Ltd 4,962,786
375,636 Kyocera Corp 20,881,179
326,412 Kyowa Hakko Kogyo Co Ltd 7,695,237
92,044 Lasertec Corp 13,177,945
350,452 LIXIL Group Corp 7,252,687
520,392 M3, Inc 18,130,411
257,369 Makita Corp 6,289,700
1,864,173 Marubeni Corp 17,341,033
656,506 Mazda Motor Corp 5,534,063
100,715 McDonald's Holdings Co Japan Ltd 3,780,381
132,226 MEIJI Holdings Co Ltd 6,903,520
429,791 e Minebea Co Ltd 7,731,134
341,743 MISUMI Group, Inc 8,501,985
1,468,641 Mitsubishi Chemical Holdings Corp 8,258,942
1,511,162 Mitsubishi Corp 44,910,642
2,275,934 Mitsubishi Electric Corp 24,020,723
1,409,006 Mitsubishi Estate Co Ltd 20,926,004
383,089 Mitsubishi Heavy Industries Ltd 14,225,037
14,233,288 Mitsubishi UFJ Financial Group, Inc 80,197,344
788,133 Mitsubishi UFJ Lease & Finance Co Ltd 3,819,214
1,661,654 Mitsui & Co Ltd 36,659,847
217,560 Mitsui Chemicals, Inc 4,582,735
1,094,391 Mitsui Fudosan Co Ltd 24,458,996
424,400 Mitsui OSK Lines Ltd 11,637,431
2,886,188 Mizuho Financial Group, Inc 34,421,756
291,596 MonotaRO Co Ltd 5,206,544
524,023 MS&AD Insurance Group Holdings Inc 16,994,767
683,732 Murata Manufacturing Co Ltd 39,937,262
286,839 NEC Corp 10,588,498
585,083 Nexon Co Ltd 13,282,614
284,989 NGK Insulators Ltd 4,168,313
534,935 Nidec Corp 37,174,797
362,788 Nihon M&A Center, Inc 4,854,842
132,413 Nintendo Co Ltd 59,211,525
1,767 * Nippon Building Fund, Inc 9,373,488
91,987 Nippon Express Holdings, Inc 5,496,720
1,044,485 Nippon Paint Co Ltd 7,984,225
2,708 * Nippon ProLogis REIT, Inc 7,042,170
56,773 Nippon Shinyaku Co Ltd 3,513,770
967,038 Nippon Steel Corp 14,389,747
1,447,636 Nippon Telegraph & Telephone Corp 41,352,183
191,772 Nippon Yusen Kabushiki Kaisha 15,063,942
148,825 Nissan Chemical Industries Ltd 7,609,888

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
2,854,964 * Nissan Motor Co Ltd $ 10,857,031
263,720 Nisshin Seifun Group, Inc 3,246,246
72,565 Nissin Food Products Co Ltd 5,255,598
98,576 Nitori Co Ltd 10,429,200
169,641 Nitto Denko Corp 10,924,077
3,489,450 * Nomura Holdings, Inc 13,314,036
136,462 Nomura Real Estate Holdings, Inc 3,310,481
5,150 * Nomura Real Estate Master Fund, Inc 6,451,870
414,137 Nomura Research Institute Ltd 12,442,456
747,077 NTT Data Corp 11,307,010
769,476 Obayashi Corp 5,659,062
86,950 Obic Co Ltd 13,900,664
340,560 Odakyu Electric Railway Co Ltd 4,884,453
1,035,727 OJI Paper Co Ltd 4,318,106
1,480,340 Olympus Corp 31,682,467
216,817 Omron Corp 12,126,140
445,170 Ono Pharmaceutical Co Ltd 12,517,690
101,200 Open House Co Ltd 4,414,871
46,531 * Oracle Corp Japan 2,902,055
239,733 Oriental Land Co Ltd 36,398,350
1,410,691 ORIX Corp 25,141,080
433,006 Osaka Gas Co Ltd 7,784,624
609,853 Osaka Securities Exchange Co Ltd 9,697,108
140,901 Otsuka Corp 4,394,094
484,861 Otsuka Holdings KK 17,320,665
2,616,234 Panasonic Corp 21,599,982
226,656 Persol Holdings Co Ltd 4,692,182
999,799 * Rakuten, Inc 4,956,541
1,731,248 Recruit Holdings Co Ltd 64,701,986
1,400,972 * Renesas Electronics Corp 13,344,045
2,494,834 Resona Holdings, Inc 9,695,541
662,388 Ricoh Co Ltd 5,327,626
101,844 Rohm Co Ltd 7,557,905
294,044 * SBI Holdings, Inc 5,965,396
251,653 Secom Co Ltd 16,807,921
333,534 Seiko Epson Corp 5,010,572
444,518 Sekisui Chemical Co Ltd 6,254,129
719,911 e Sekisui House Ltd 12,750,629
901,148 e Seven & I Holdings Co Ltd 36,730,979
365,924 SG Holdings Co Ltd 6,983,489
312,932 e Sharp Corp 2,518,790
301,446 Shimadzu Corp 10,725,125
87,778 Shimano, Inc 14,662,982
659,871 Shimizu Corp 3,740,572
450,046 Shin-Etsu Chemical Co Ltd 57,648,296
320,533 Shionogi & Co Ltd 16,440,601
482,838 Shiseido Co Ltd 19,860,680
644,319 Shizuoka Bank Ltd 3,899,043
69,051 SMC Corp 34,030,837
3,474,677 Softbank Corp 40,175,089
1,445,025 Softbank Group Corp 60,700,839
366,059 Sompo Holdings, Inc 16,337,655
1,512,032 Sony Corp 128,262,513
101,211 Square Enix Co Ltd 4,696,169
405,772 Sumco Corp 5,677,854
200,264 Sumisho Computer Systems Corp 3,526,698
1,819,119 Sumitomo Chemical Co Ltd 7,149,010
1,349,155 Sumitomo Corp 18,969,054
870,794 Sumitomo Electric Industries Ltd 9,708,297
300,142 Sumitomo Metal Mining Co Ltd 9,437,606
1,552,245 Sumitomo Mitsui Financial Group, Inc 48,697,170

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
398,902 Sumitomo Mitsui Trust Holdings, Inc $ 13,103,630
363,722 Sumitomo Realty & Development Co Ltd 10,043,478
165,591 Suntory Beverage & Food Ltd 6,533,797
439,593 * Suzuki Motor Corp 14,409,564
202,703 Sysmex Corp 14,191,607
619,930 T&D Holdings, Inc 7,016,392
220,385 Taisei Corp 7,031,781
199,972 Taiyo Nippon Sanso Corp 3,372,063
1,820,909 Takeda Pharmaceutical Co Ltd 53,425,819
467,095 TDK Corp 14,710,992
769,562 Terumo Corp 26,275,610
261,029 TIS, Inc 7,401,248
249,323 Tobu Railway Co Ltd 5,920,145
143,197 Toho Co Ltd 5,686,459
751,346 Tokio Marine Holdings, Inc 43,983,734
1,813,146 * Tokyo Electric Power Co, Inc 7,135,390
178,953 Tokyo Electron Ltd 61,594,449
477,129 Tokyo Gas Co Ltd 9,371,246
613,258 Tokyu Corp 7,519,510
316,828 Toppan Printing Co Ltd 5,390,971
1,623,540 Toray Industries, Inc 8,892,676
465,511 Toshiba Corp 18,884,628
323,339 Tosoh Corp 4,214,788
164,497 Toto Ltd 5,603,073
174,167 Toyota Industries Corp 10,604,933
12,705,150 * Toyota Motor Corp 206,217,592
252,241 Toyota Tsusho Corp 8,608,844
158,566 * Trend Micro, Inc 9,214,937
491,116 Uni-Charm Corp 17,789,320
253,161 USS Co Ltd 4,967,656
132,215 Welcia Holdings Co Ltd 2,953,009
261,506 West Japan Railway Co 9,605,302
152,885 Yakult Honsha Co Ltd 9,310,618
162,216 Yamaha Corp 6,919,169
356,887 Yamaha Motor Co Ltd 6,894,033
339,006 Yamato Transport Co Ltd 5,932,266
297,269 e Yaskawa Electric Corp 10,411,517
255,736 Yokogawa Electric Corp 4,535,036
3,196,936 Z Holdings Corp 11,298,734
161,304 ZOZO Inc 3,484,438
TOTAL JAPAN 3,862,928,152
JORDAN - 0 .0%
208,856 Hikma Pharmaceuticals plc 4,414,589
TOTAL JORDAN 4,414,589
KOREA, REPUBLIC OF - 0 .1%
195,786 *,g Delivery Hero AG. 9,445,960
TOTAL KOREA, REPUBLIC OF 9,445,960
LUXEMBOURG - 0 .2%
745,962 ArcelorMittal 18,405,817
155,376 Eurofins Scientific SE 12,112,859
TOTAL LUXEMBOURG 30,518,676
MACAU - 0 .1%
2,556,914 Galaxy Entertainment Group Ltd 15,211,267
3,047,622 * Sands China Ltd 7,148,319
TOTAL MACAU 22,359,586

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
NETHERLANDS - 5 .3%
524,430 g ABN AMRO Group NV $ 5,348,081
26,026 *,g Adyen NV 46,814,836
2,243,833 Aegon NV 9,855,373
213,309 Akzo Nobel NV 14,355,799
1,564 * Argenx SE 571,331
56,954 * Argenx SE 20,792,547
56,741 ASM International NV 17,429,226
488,191 ASML Holding NV 280,591,623
206,887 DSM NV 33,132,757
99,454 g Euronext NV 8,103,369
129,378 EXOR NV 9,099,468
116,392 Heineken Holding NV 9,197,151
305,393 Heineken NV 30,107,720
65,796 IMCD Group NV 10,537,156
4,665,782 ING Groep NV 45,322,585
137,705 JDE Peet's BV 3,993,775
1,254,417 Koninklijke Ahold Delhaize NV 34,545,044
3,943,304 e Koninklijke KPN NV 13,008,922
1,043,097 Koninklijke Philips Electronics NV 21,588,195
340,862 NN Group NV 15,994,061
121,639 OCI NV 4,222,897
146,500 Randstad Holdings NV 7,404,547
9,120,584 Shell plc 243,303,549
860,363 Universal Music Group NV 19,475,605
312,422 Wolters Kluwer NV 33,929,736
TOTAL NETHERLANDS 938,725,353
NEW ZEALAND - 0 .2%
1,435,850 * Auckland International Airport Ltd 6,742,313
685,129 Fisher & Paykel Healthcare Corp 9,161,972
825,078 Mercury NZ Ltd 3,155,854
1,446,567 Meridian Energy Ltd 4,539,681
2,386,400 Telecom Corp of New Zealand Ltd 7,673,648
157,840 * Xero Ltd 10,398,292
TOTAL NEW ZEALAND 41,671,760
NORWAY - 0 .8%
224,800 * Aker BP ASA 7,810,981
163,818 e Aker BP ASA 5,692,077
1,089,545 DNB Bank ASA 21,492,112
1,178,683 * Equinor ASA 45,383,872
276,575 Gjensidige Forsikring BA 5,784,774
103,238 Kongsberg Gruppen ASA 3,804,189
477,625 Mowi ASA 11,021,239
1,643,120 Norsk Hydro ASA 11,132,517
924,299 Orkla ASA 7,978,800
76,156 Salmar ASA 5,454,956
873,918 Telenor ASA 10,612,989
TOTAL NORWAY 136,168,506
PORTUGAL - 0 .2%
3,242,177 Energias de Portugal S.A. 16,401,858
567,196 Galp Energia SGPS S.A. 5,987,082
343,508 Jeronimo Martins SGPS S.A. 7,951,161
TOTAL PORTUGAL 30,340,101
SINGAPORE - 1 .6%
4,047,206 Ascendas REIT 8,711,442
3,003,701 Capitaland Investment Ltd 8,546,514
6,104,000 CapitaMall Trust 9,642,610
481,243 City Developments Ltd 2,703,736

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SINGAPORE—continued
2,154,370 DBS Group Holdings Ltd $ 49,159,161
6,847,039 Genting Singapore Ltd 3,998,930
1,402,986 * Grab Holdings Ltd 4,138,809
1,681,581 Keppel Corp Ltd 8,401,486
2,849,701 Mapletree Commercial Trust 3,925,384
3,868,090 Mapletree Logistics Trust 4,936,816
4,053,331 Oversea-Chinese Banking Corp 34,350,754
433,100 * Sea Ltd (ADR) 33,054,192
1,601,622 *,e Singapore Airlines Ltd 6,336,256
1,112,847 Singapore Exchange Ltd 7,977,545
2,113,777 Singapore Technologies Engineering Ltd 6,163,265
10,194,402 Singapore Telecommunications Ltd 19,278,357
820,314 * STMicroelectronics NV 31,043,573
1,397,138 United Overseas Bank Ltd 27,874,766
561,591 UOL Group Ltd 3,034,208
297,278 Venture Corp Ltd 3,787,387
TOTAL SINGAPORE 277,065,191
SOUTH AFRICA - 0 .3%
1,530,141 Anglo American plc 55,306,715
TOTAL SOUTH AFRICA 55,306,715
SPAIN - 2 .3%
31,785 e Acciona S.A. 6,540,415
294,358 e ACS Actividades de Construccion y Servicios S.A. 7,075,665
96,045 *,g Aena S.A. 12,148,698
540,031 * Amadeus IT Holding S.A. 31,489,316
7,964,556 Banco Bilbao Vizcaya Argentaria S.A. 36,092,733
20,909,750 Banco Santander S.A. 52,313,483
5,243,167 CaixaBank S.A. 15,743,836
653,084 g Cellnex Telecom SAU 29,211,849
347,507 EDP Renovaveis S.A. 9,038,407
320,573 e Enagas 6,327,680
409,413 Endesa S.A. 7,504,303
576,765 Ferrovial S.A. 15,444,684
354,371 e Grifols S.A. 5,170,848
6,769,919 Iberdrola S.A. 72,292,400
188,053 * Iberdrola S.A. 2,008,125
1,290,803 Industria De Diseno Textil S.A. 31,349,674
185,055 e Naturgy Energy Group S.A. 5,428,049
495,405 Red Electrica Corp S.A. 9,739,852
1,705,401 Repsol YPF S.A. 21,246,319
283,599 * Siemens Gamesa Renewable Energy 5,218,011
6,327,016 Telefonica S.A. 28,241,842
TOTAL SPAIN 409,626,189
SWEDEN - 3 .3%
359,662 Alfa Laval AB 10,754,545
1,190,863 Assa Abloy AB 28,135,354
3,175,493 * Atlas Copco AB 37,119,479
1,848,120 * Atlas Copco AB 19,197,694
334,725 Boliden AB 11,186,130
283,004 e Electrolux AB 4,081,999
737,520 *,e Embracer Group AB 5,620,289
803,694 Epiroc AB 14,210,664
479,740 Epiroc AB 7,619,989
367,623 EQT AB 9,978,499
3,532,243 Ericsson (LM) (B Shares) 26,867,100
727,009 Essity AB 18,506,069
221,663 g Evolution Gaming Group AB 21,508,134
804,123 * Fastighets AB Balder 5,136,797

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SWEDEN—continued
283,901 Getinge AB (B Shares) $ 6,406,486
869,397 e Hennes & Mauritz AB (B Shares) 11,123,533
2,316,982 Hexagon AB 27,281,403
108,311 Holmen AB 4,450,708
537,425 Husqvarna AB (B Shares) 4,283,133
194,442 Industrivarden AB 5,016,652
157,747 Industrivarden AB 4,115,940
315,359 Indutrade AB 7,412,057
183,086 Investment AB Latour 4,555,422
2,166,676 Investor AB 40,433,899
603,919 Investor AB 12,416,739
302,721 * Kinnevik AB 5,452,572
286,794 Lifco AB 5,582,731
81,629 Lundbergs AB (B Shares) 3,874,070
1,816,824 Nibe Industrier AB 18,302,875
244,748 Sagax AB 6,307,669
1,260,131 Sandvik AB 23,219,400
394,635 e Securitas AB (B Shares) 3,990,674
1,912,531 Skandinaviska Enskilda Banken AB (Class A) 20,719,265
417,080 Skanska AB (B Shares) 7,115,365
450,540 SKF AB (B Shares) 7,582,335
707,738 Svenska Cellulosa AB (B Shares) 10,346,831
1,718,155 Svenska Handelsbanken AB 15,449,497
1,066,074 Swedbank AB (A Shares) 14,765,290
1,875,781 Swedish Match AB 19,636,651
195,018 * Swedish Orphan Biovitrum AB 4,282,787
699,098 Tele2 AB (B Shares) 7,986,240
3,276,575 TeliaSonera AB 12,104,804
235,339 Volvo AB (A Shares) 4,385,195
1,806,197 Volvo AB (B Shares) 32,428,501
750,189 *,e Volvo Car AB 5,585,740
TOTAL SWEDEN 576,537,206
SWITZERLAND - 6 .0%
1,975,255 ABB Ltd 60,046,961
191,716 Adecco S.A. 6,753,580
600,152 Alcon, Inc 47,234,412
33,790 Bachem Holding AG. 2,278,577
53,411 Baloise Holding AG. 8,509,925
4,153 Barry Callebaut AG. 9,201,645
627,231 Cie Financiere Richemont S.A. 75,629,946
259,142 Clariant AG. 4,855,166
3,186,051 Credit Suisse Group 18,531,875
8,107 EMS-Chemie Holding AG. 6,437,644
42,644 Geberit AG. 22,459,599
10,988 Givaudan S.A. 38,409,177
662,330 Holcim Ltd 31,055,756
265,409 Julius Baer Group Ltd 13,724,311
64,640 Kuehne & Nagel International AG. 17,408,930
1,248 Lindt & Spruengli AG. 13,801,210
130 Lindt & Spruengli AG. (Registered) 14,991,872
210,156 e Logitech International S.A. 11,823,831
89,074 Lonza Group AG. 54,134,841
2,624,451 Novartis AG. 225,518,102
26,742 Partners Group 29,195,470
47,857 Schindler Holding AG. 9,354,072
27,105 Schindler Holding AG. (Registered) 5,146,880
7,617 SGS S.A. 18,589,041
175,692 Sika AG. 43,411,289
65,383 Sonova Holdings AG 23,549,764
132,696 Straumann Holding AG. 17,947,199

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SWITZERLAND—continued
37,347 Swatch Group AG. $ 9,942,399
52,219 Swatch Group AG. (Registered) 2,607,748
38,081 Swiss Life Holding 20,172,887
88,576 Swiss Prime Site AG. 8,066,048
31,955 Swisscom AG. 17,276,066
79,184 Temenos Group AG. 6,285,033
4,234,285 UBS Group AG 69,189,583
33,182 g VAT Group AG. 9,661,648
5,692 e Vifor Pharma AG. 1,019,539
52,364 Vifor Pharma AG. 9,148,640
180,362 Zurich Insurance Group AG 78,733,122
TOTAL SWITZERLAND 1,062,103,788
UNITED ARAB EMIRATES - 0 .0%
121,704 *,† NMC Health plc 1,482
TOTAL UNITED ARAB EMIRATES 1,482
UNITED KINGDOM - 12 .0%
1,174,787 3i Group plc 18,253,544
207,510 Admiral Group plc 4,849,836
538,743 Ashtead Group plc 30,325,686
411,313 Associated British Foods plc 8,401,218
1,860,881 AstraZeneca plc 244,782,533
1,134,082 g Auto Trader Group plc 8,743,220
146,175 Aveva Group plc 4,228,916
3,410,302 * Aviva plc 16,515,490
3,772,914 BAE Systems plc 35,460,631
20,278,664 Barclays plc 38,845,051
1,224,046 Barratt Developments plc 7,505,477
130,689 Berkeley Group Holdings plc 6,772,756
23,340,751 BP plc 114,235,696
2,627,980 British American Tobacco plc 102,973,801
1,030,354 British Land Co plc 6,195,248
8,229,432 BT Group plc 16,247,554
416,397 Bunzl plc 15,627,650
471,357 Burberry Group plc 10,362,104
3,226,739 CK Hutchison Holdings Ltd 21,403,853
1,236,127 CNH Industrial NV 15,924,601
241,510 Coca-Cola European Partners plc (Class A) 13,070,521
2,121,872 Compass Group plc 49,729,113
163,387 Croda International plc 14,941,741
118,574 DCC plc 7,741,614
2,794,754 Diageo plc 132,392,685
725,280 * Entain PLC 10,672,533
1,090,684 Experian Group Ltd 38,187,305
6,096,037 * Haleon plc 21,662,511
451,679 Halma plc 12,720,580
394,013 Hargreaves Lansdown plc 4,079,124
24,213,226 HSBC Holdings plc 151,670,604
1,089,316 Imperial Tobacco Group plc 23,917,381
1,822,938 * Informa plc 13,257,578
222,739 InterContinental Hotels Group plc 13,202,873
194,633 Intertek Group plc 10,402,199
2,238,462 J Sainsbury plc 6,038,409
3,110,195 JD Sports Fashion plc 4,940,115
223,163 Johnson Matthey plc 5,834,482
230,093 *,g Just Eat Takeaway.com NV 4,217,433
2,453,863 Kingfisher plc 7,763,706
864,547 Land Securities Group plc 7,725,617
7,134,663 Legal & General Group plc 22,784,667
84,606,684 Lloyds TSB Group plc 46,843,175

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
UNITED KINGDOM—continued
393,274 London Stock Exchange Group plc $ 38,380,663
3,132,430 M&G plc 8,165,311
5,263,117 Melrose Industries plc 10,360,230
4,405,071 National Grid plc 60,656,037
6,844,151 Natwest Group plc 20,787,440
159,104 Next plc 13,245,693
665,414 * Ocado Ltd 6,840,625
786,843 Pearson plc 7,282,430
394,037 Persimmon plc 9,088,940
865,530 Phoenix Group Holdings plc 6,819,181
854,056 Reckitt Benckiser Group plc 69,276,525
2,333,705 RELX plc 69,099,700
2,200,035 Rentokil Initial plc 14,526,739
10,079,953 * Rolls-Royce Group plc 11,016,772
1,187,825 Sage Group plc 10,236,810
148,634 Schroders plc 5,391,208
1,254,529 e Scottish & Southern Energy plc 27,095,810
1,414,605 Segro plc 18,924,557
302,975 Severn Trent plc 10,892,504
1,049,738 Smith & Nephew plc 13,458,852
466,815 Smiths Group plc 8,809,822
86,797 Spirax-Sarco Engineering plc 12,664,457
639,341 St. James's Place plc 9,603,585
3,131,725 Standard Chartered plc 21,586,006
2,662,178 Standard Life Aberdeen plc 5,397,359
4,386,426 Taylor Wimpey plc 6,827,378
8,956,932 Tesco plc 28,726,095
3,066,033 Unilever plc 149,324,660
833,729 United Utilities Group plc 11,077,369
32,065,089 Vodafone Group plc 47,252,948
236,363 Whitbread plc 7,523,392
1,342,680 WPP plc 14,490,717
TOTAL UNITED KINGDOM 2,106,280,646
UNITED STATES - 5 .9%
49,876 * CyberArk Software Ltd 6,490,364
265,314 Ferguson plc 33,376,154
4,876,829 GSK plc 102,463,166
531,638 James Hardie Industries NV 13,129,708
3,365,100 Nestle S.A. 412,316,524
281,249 * QIAGEN NV 14,095,292
32,071 Roche Holding AG. 13,074,212
840,315 Roche Holding AG. 278,988,375
648,109 Schneider Electric S.A. 89,635,956
704,554 *,e,g Sinch AB 1,786,314
2,677,845 Stellantis NV 38,454,529
359,513 Swiss Re Ltd 26,976,704
576,729 Tenaris S.A. 8,070,765
TOTAL UNITED STATES 1,038,858,063
TOTAL COMMON STOCKS 17,232,192,084
(Cost $15,920,885,492)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 1 .1%
$ 50,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/05/22 49,987,912
9,265,000 FHLB 0 .000 08/09/22 9,260,521
12,500,000 FHLB 0 .000 08/15/22 12,489,426

Portfolio of investments
(unaudited)
International Equity Index Fund July 31, 2022

TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 33,891,000 FHLB 0 .000% 08/19/22 $ 33,854,144
40,000,000 FHLB 0 .000 09/07/22 39,905,668
25,000,000 FHLB 0 .000 09/09/22 24,938,490
10,000,000 FHLB 0 .000 09/15/22 9,971,332
5,000,000 FHLB 0 .000 12/21/22 4,947,351
TOTAL GOVERNMENT AGENCY DEBT 185,354,844
REPURCHASE AGREEMENT - 0 .0%
7,790,000 r Fixed Income Clearing Corp (FICC) 2 .240 08/01/22 7,790,000
TOTAL REPURCHASE AGREEMENT 7,790,000
TREASURY DEBT - 0 .1%
10,848,000 United States Treasury Bill 0 .000 08/02/22 10,847,465
TOTAL TREASURY DEBT 10,847,465
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .6%
115,859,416 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 115,859,416
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 115,859,416
TOTAL SHORT-TERM INVESTMENTS 319,851,725
(Cost $319,888,323)
TOTAL INVESTMENTS - 99.7% 17,552,043,809
(Cost $16,240,773,815)
OTHER ASSETS & LIABILITIES, NET - 0.3% 47,066,329
NET ASSETS - 100.0% $ 17,599,110,138
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $179,560,480.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $277,028,502 or 1.6% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 2.240% dated 7/29/22 to be repurchased at $7,790,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $7,945,882.
Futures contracts outstanding as of July 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 3,070 09/16/22  $ 288,730,936 $ 299,647,350 $ 10,916,414

Emerging Markets Debt Fund July 31, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.3%
CHILE - 0 .3%
$ 1,840,000 i Coral-US Co-Borrower LLC LIBOR 1 M + 3.000% 4 .999% 10/15/29 $ 1,788,259
TOTAL CHILE 1,788,259
TOTAL BANK LOAN OBLIGATIONS 1,788,259
(Cost $1,826,200)
BONDS - 92.3%
CORPORATE BONDS - 49.4%
ARGENTINA - 0 .2%
1,950,000 g YPF S.A. 6 .950 07/21/27 1,085,610
TOTAL ARGENTINA 1,085,610
BRAZIL - 3 .6%
2,550,000 g Arcos Dorados BV 6 .125 05/27/29 2,422,500
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,520,780
2,500,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,260,000
2,750,000 g Itau Unibanco Holding S.A. 4 .625 N/A‡ 2,222,078
2,250,000 g JSM Global Sarl 4 .750 10/20/30 1,749,375
1,925,000 g Natura &Co Luxembourg Holdings Sarl 6 .000 04/19/29 1,783,378
108,695 g Odebrecht Offshore Drilling Finance Ltd 6 .720 12/01/22 105,978
4,426,626 †,g,o Odebrecht Offshore Drilling Finance Ltd 7 .720 12/01/26 1,018,124
527,012 †,g Odebrecht Oil & Gas Finance Ltd 0 .000 N/A‡ 2,108
714,000 o Oi S.A. 10 .000 07/27/25 338,234
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,900,000
600,000 e Petrobras Global Finance BV 5 .500 06/10/51 496,933
1,746,800 g Rio Oil Finance Trust 8 .200 04/06/28 1,804,788
3,000,000 e,g Rumo Luxembourg Sarl 4 .200 01/18/32 2,454,975
TOTAL BRAZIL 21,079,251
CHILE - 2 .8%
2,393,530 g Alfa Desarrollo S.p.A 4 .550 09/27/51 1,723,341
2,000,000 g Banco del Estado de Chile 2 .704 01/09/25 1,893,243
2,325,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,939,050
2,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,957,500
2,000,000 g Colbun S.A. 3 .150 01/19/32 1,627,500
2,150,000 g Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,877,554
1,675,000 e,g Corp Nacional del Cobre de Chile 3 .150 01/15/51 1,216,904
2,075,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,623,687
2,000,000 e,g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,231,653
1,775,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,442,188
TOTAL CHILE 16,532,620
CHINA - 0 .7%
2,500,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,113,230
2,050,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,711,292
1,000,000 †,q Shimao Group Holdings Ltd 4 .750 07/03/23 115,518
2,600,000 † Shimao Group Holdings Ltd 5 .200 01/30/25 228,946
TOTAL CHINA 4,168,986
COLOMBIA - 1 .8%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,432,125
1,375,000 Ecopetrol S.A. 4 .625 11/02/31 1,130,937
2,700,000 Ecopetrol S.A. 5 .875 11/02/51 1,977,750
2,000,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,601,131
1,000,000 g Empresas Publicas de Medellin ESP 4 .375 02/15/31 792,180

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 2,075,000 g Grupo Aval Ltd 4 .375% 02/04/30 $ 1,639,250
725,000 g Millicom International Cellular S.A. 4 .500 04/27/31 592,887
2,200,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,595,000
TOTAL COLOMBIA 10,761,260
COSTA RICA - 0 .8%
2,073,812 g Autopistas del Sol S.A. 7 .375 12/30/30 1,933,830
2,800,000 g Instituto Costarricense de Electricidad 6 .750 10/07/31 2,634,601
TOTAL COSTA RICA 4,568,431
DOMINICAN REPUBLIC - 0 .8%
2,500,000 g Aeropuertos Dominicanos Siglo XXI S.A. 6 .750 03/30/29 2,289,250
2,975,000 g AES Andres BV 5 .700 05/04/28 2,509,090
TOTAL DOMINICAN REPUBLIC 4,798,340
GHANA - 0 .6%
1,000,000 g Kosmos Energy Ltd 7 .750 05/01/27 845,320
1,000,000 g Tullow Oil plc 7 .000 03/01/25 825,500
1,887,000 g Tullow Oil plc 10 .250 05/15/26 1,766,704
TOTAL GHANA 3,437,524
GUATEMALA - 0 .7%
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,730,960
1,225,000 g CT Trust 5 .125 02/03/32 1,094,930
1,650,000 g Investment Energy Resources Ltd 6 .250 04/26/29 1,517,944
TOTAL GUATEMALA 4,343,834
INDIA - 2 .8%
2,100,000 g Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,847,013
1,800,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,400,940
1,281,721 g Azure Power Energy Ltd 3 .575 08/19/26 1,119,756
6,425,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 5,582,521
3,000,000 e,g Network i2i Ltd 3 .975 N/A‡ 2,512,500
2,700,000 g ReNew Wind Energy AP2 4 .500 07/14/28 2,216,341
2,075,000 e,g UltraTech Cement Ltd 2 .800 02/16/31 1,679,226
TOTAL INDIA 16,358,297
INDONESIA - 4 .1%
200,000 Bank Mandiri Persero Tbk PT 3 .750 04/11/24 199,212
3,860,000 g Freeport Indonesia PT 5 .315 04/14/32 3,609,100
2,000,000 g Freeport Indonesia PT 6 .200 04/14/52 1,767,797
2,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,721,000
1,000,000 g Medco Platinum Road Pte Ltd 6 .750 01/30/25 945,500
1,000,000 g Pelabuhan Indonesia II PT 4 .250 05/05/25 990,500
2,000,000 g Pelabuhan Indonesia II PT 5 .375 05/05/45 1,900,680
3,000,000 g Pertamina Persero PT 3 .100 08/27/30 2,666,200
1,250,000 g Pertamina Persero PT 4 .700 07/30/49 1,085,150
2,000,000 g Perusahaan Listrik Negara PT 5 .250 10/24/42 1,804,460
2,000,000 g Perusahaan Listrik Negara PT 6 .150 05/21/48 1,936,880
1,500,000 g Perusahaan Penerbit SBSN Indonesia III 4 .400 06/06/27 1,533,750
4,250,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,857,939
TOTAL INDONESIA 24,018,168
ISRAEL - 3 .4%
5,000,000 g Bank Hapoalim BM 3 .255 01/21/32 4,301,160
2,125,000 g Bank Leumi Le-Israel BM 5 .125 07/27/27 2,167,500
3,141,000 g Energean Israel Finance Ltd 5 .375 03/30/28 2,773,475
2,000,000 g Israel Chemicals Ltd 6 .375 05/31/38 1,999,387
2,750,000 g Israel Electric Corp Ltd 3 .750 02/22/32 2,535,082
2,600,000 g Leviathan Bond Ltd 6 .750 06/30/30 2,451,651

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL—continued
EUR 2,750,000 Teva Pharmaceutical Finance Netherlands II BV 4 .375% 05/09/30 $ 2,473,606
$ 1,335,000 Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 1,224,756
TOTAL ISRAEL 19,926,617
JAMAICA - 0 .0%
441,275 g,o Digicel Group 0.5 Ltd 7 .000 N/A‡ 209,360
TOTAL JAMAICA 209,360
KAZAKHSTAN - 1 .8%
KZT 453,000,000 g Development Bank of Kazakhstan JSC 8 .950 05/04/23 826,302
2,200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 2,184,380
1,800,000 g KazMunayGas National Co JSC 4 .750 04/19/27 1,607,828
1,550,000 g KazMunayGas National Co JSC 6 .375 10/24/48 1,276,650
2,475,000 g KazTransGas JSC 4 .375 09/26/27 2,171,119
2,800,000 g Tengizchevroil Finance Co International Ltd 4 .000 08/15/26 2,339,885
TOTAL KAZAKHSTAN 10,406,164
KOREA, REPUBLIC OF - 0 .5%
1,200,000 g POSCO 4 .500 08/04/27 1,197,996
1,800,000 e,g Shinhan Bank Co Ltd 4 .375 04/13/32 1,773,887
TOTAL KOREA, REPUBLIC OF 2,971,883
MACAU - 0 .3%
2,000,000 e,g Sands China Ltd 3 .250 08/08/31 1,550,000
TOTAL MACAU 1,550,000
MALAYSIA - 2 .5%
3,000,000 1MDB Global Investments Ltd 4 .400 03/09/23 2,880,000
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,297,372
2,000,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 1,959,103
4,045,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,864,997
2,000,000 g Petronas Capital Ltd 3 .500 04/21/30 1,949,844
2,000,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 1,839,163
TOTAL MALAYSIA 14,790,479
MEXICO - 6 .5%
800,000 g BBVA Bancomer S.A. 5 .350 11/12/29 751,000
2,000,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,730,000
1,875,000 g Cemex SAB de C.V. 3 .875 07/11/31 1,504,687
2,025,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,690,875
2,500,000 g Comision Federal de Electricidad 4 .688 05/15/29 2,287,500
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,022,140
8,833,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 8,400,183
3,350,000 g Grupo Axo SAPI de C.V. 5 .750 06/08/26 2,538,254
1,000,000 g Mexico City Airport Trust 3 .875 04/30/28 890,000
3,630,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,885,850
2,800,000 g Nemak SAB de C.V. 3 .625 06/28/31 2,184,000
2,000,000 Petroleos Mexicanos 4 .250 01/15/25 1,906,000
4,647,000 Petroleos Mexicanos 6 .840 01/23/30 3,949,439
6,219,000 Petroleos Mexicanos 6 .700 02/16/32 4,981,419
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,364,313
TOTAL MEXICO 38,085,660
MOROCCO - 0 .6%
650,000 g OCP S.A. 3 .750 06/23/31 525,750
4,450,000 g OCP S.A. 5 .125 06/23/51 3,139,922
TOTAL MOROCCO 3,665,672

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NETHERLANDS - 0 .1%
RUB 158,400,000 g VEON Holdings BV 8 .125% 09/16/26 $ 380,922
TOTAL NETHERLANDS 380,922
NIGERIA - 0 .2%
$ 1,775,000 g Access Bank plc 6 .125 09/21/26 1,310,941
TOTAL NIGERIA 1,310,941
OMAN - 0 .4%
2,500,000 g OQ SAOC 5 .125 05/06/28 2,381,949
TOTAL OMAN 2,381,949
PANAMA - 0 .8%
2,400,000 g Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,988,158
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 1,040,909
1,612,658 g UEP Penonome II S.A. 6 .500 10/01/38 1,464,294
TOTAL PANAMA 4,493,361
PERU - 2 .1%
PEN 9,000,000 g Alicorp SAA 6 .875 04/17/27 2,144,714
1,225,000 g Cia de Minas Buenaventura SAA 5 .500 07/23/26 1,053,500
1,900,000 g Consorcio Transmantaro S.A. 5 .200 04/11/38 1,747,924
2,300,000 g Inkia Energy Ltd 5 .875 11/09/27 2,128,906
915,693 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 827,796
2,000,000 g Peru LNG Srl 5 .375 03/22/30 1,669,920
2,750,000 g Petroleos del Peru S.A. 5 .625 06/19/47 1,935,313
534,000 g Volcan Cia Minera SAA 4 .375 02/11/26 467,250
TOTAL PERU 11,975,323
QATAR - 0 .2%
1,000,000 g Qatar Petroleum 1 .375 09/12/26 923,761
500,000 g Qatar Petroleum 2 .250 07/12/31 443,256
TOTAL QATAR 1,367,017
RUSSIA - 0 .2%
2,000,000 †,g LUKOIL Capital DAC 3 .600 10/26/31 1,040,000
TOTAL RUSSIA 1,040,000
SAUDI ARABIA - 1 .2%
2,500,000 g EIG Pearl Holdings Sarl 4 .387 11/30/46 2,012,518
2,500,000 g Saudi Arabian Oil Co 4 .375 04/16/49 2,334,327
3,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 2,334,414
TOTAL SAUDI ARABIA 6,681,259
SINGAPORE - 0 .5%
2,800,000 g United Overseas Bank Ltd 3 .059 04/07/25 2,764,343
TOTAL SINGAPORE 2,764,343
SOUTH AFRICA - 3 .3%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,499,756
3,050,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,613,408
3,000,000 g Eskom Holdings SOC Ltd 6 .750 08/06/23 2,967,230
2,000,000 g Eskom Holdings SOC Ltd 7 .125 02/11/25 1,857,315
2,875,000 g Eskom Holdings SOC Ltd 6 .350 08/10/28 2,730,544
1,600,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 1,427,647
2,300,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 2,341,770
2,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 1,978,699
2,091,681 g,o Petra Diamonds US Treasury plc 10 .500 03/08/26 2,008,013
TOTAL SOUTH AFRICA 19,424,382

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SPAIN - 0 .4%
$ 3,000,000 g EnfraGen Energia Sur S.A. 5 .375% 12/30/30 $ 2,040,000
TOTAL SPAIN 2,040,000
THAILAND - 0 .4%
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,231,034
TOTAL THAILAND 2,231,034
TRINIDAD AND TOBAGO - 0 .6%
2,600,000 g Heritage Petroleum Co Ltd 9 .000 08/12/29 2,683,200
850,000 g National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 773,938
TOTAL TRINIDAD AND TOBAGO 3,457,138
TURKEY - 1 .8%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,743,412
500,000 g Akbank T.A.S. 6 .797 04/27/28 432,167
4,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,766,062
2,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,650,444
2,550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 2,036,833
2,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 1,713,990
TOTAL TURKEY 10,342,908
UKRAINE - 0 .1%
2,000,000 †,g NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/26 403,500
750,000 †,g Ukreximbank Via Biz Finance plc 9 .750 01/22/25 286,500
TOTAL UKRAINE 690,000
UNITED ARAB EMIRATES - 1 .7%
1,975,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,920,434
1,325,000 g DAE Funding LLC 3 .375 03/20/28 1,165,009
2,100,000 g DP World Ltd 5 .625 09/25/48 2,004,233
2,882,580 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,511,796
2,483,025 g Sweihan PV Power Co PJSC 3 .625 01/31/49 2,087,231
TOTAL UNITED ARAB EMIRATES 9,688,703
UNITED STATES - 0 .6%
1,650,000 g GCC SAB de C.V. 3 .614 04/20/32 1,378,758
2,500,000 g Sempra Infrastructure Partners LP 3 .250 01/15/32 2,183,779
TOTAL UNITED STATES 3,562,537
ZAMBIA - 0 .3%
1,700,000 g First Quantum Minerals Ltd 6 .875 10/15/27 1,619,250
TOTAL ZAMBIA 1,619,250
TOTAL CORPORATE BONDS 288,209,223
(Cost $336,218,327)
GOVERNMENT BONDS - 42.4%
ANGOLA - 1 .3%
2,250,000 g Angolan Government International Bond 8 .250 05/09/28 1,887,183
1,775,000 g Angolan Government International Bond 8 .000 11/26/29 1,423,826
3,125,000 g Angolan Government International Bond 8 .750 04/14/32 2,525,048
2,500,000 g Angolan Government International Bond 9 .375 05/08/48 1,929,634
TOTAL ANGOLA 7,765,691
ARGENTINA - 0 .4%
1,300,000 Argentine Republic Government International Bond 3 .875 01/09/38 364,729
5,134,989 Argentine Republic Government International Bond
(Step Bond)
1 .500 07/09/35 1,135,790

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ARGENTINA—continued
$ 2,949,981 g Provincia de Buenos Aires (Step Bond) 3 .900% 09/01/37 $ 913,716
TOTAL ARGENTINA 2,414,235
AZERBAIJAN - 0 .4%
2,500,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 2,619,049
TOTAL AZERBAIJAN 2,619,049
BAHRAIN - 0 .3%
1,000,000 g Bahrain Government International Bond 7 .375 05/14/30 994,023
1,000,000 g Bahrain Government International Bond 7 .500 09/20/47 844,557
TOTAL BAHRAIN 1,838,580
BARBADOS - 0 .4%
2,314,800 g Barbados Government International Bond 6 .500 10/01/29 2,123,492
TOTAL BARBADOS 2,123,492
BENIN - 0 .1%
EUR 1,125,000 g Benin Government International Bond 6 .875 01/19/52 758,205
TOTAL BENIN 758,205
BERMUDA - 0 .5%
1,175,000 g Bermuda Government International Bond 4 .750 02/15/29 1,201,901
2,300,000 g Bermuda Government International Bond 2 .375 08/20/30 1,990,762
TOTAL BERMUDA 3,192,663
BRAZIL - 1 .5%
BRL 2,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/23 475,803
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/25 911,933
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,051,344
475,000 Brazilian Government International Bond 6 .000 04/07/26 505,188
3,100,000 Brazilian Government International Bond 3 .875 06/12/30 2,786,833
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 873,569
1,025,000 Brazilian Government International Bond 5 .625 02/21/47 869,573
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,501,933
TOTAL BRAZIL 8,976,176
CAMEROON - 0 .1%
EUR 1,000,000 g Republic of Cameroon International Bond 5 .950 07/07/32 684,653
TOTAL CAMEROON 684,653
CHILE - 0 .2%
CLP 1,235,000,000 Bonos de la Tesoreria de la Republica en pesos 2 .500 03/01/25 1,216,873
TOTAL CHILE 1,216,873
CHINA - 0 .5%
CNY 17,000,000 China Government International Bond 3 .120 12/05/26 2,590,418
CNY 3,200,000 China Government International Bond 3 .270 11/19/30 491,823
TOTAL CHINA 3,082,241
COLOMBIA - 1 .1%
2,000,000 Colombia Government International Bond 3 .000 01/30/30 1,612,393
2,925,000 Colombia Government International Bond 3 .250 04/22/32 2,274,363
2,600,000 Colombia Government International Bond 5 .625 02/26/44 2,019,259
950,000 Colombia Government International Bond 5 .200 05/15/49 700,183
TOTAL COLOMBIA 6,606,198
COSTA RICA - 0 .6%
2,500,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,920,781

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COSTA RICA—continued
$ 1,500,000 g Costa Rica Government International Bond 7 .000% 04/04/44 $ 1,317,092
TOTAL COSTA RICA 3,237,873
COTE D'IVOIRE - 0 .6%
3,636,281 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 3,204,671
TOTAL COTE D'IVOIRE 3,204,671
DOMINICAN REPUBLIC - 2 .1%
2,050,000 g Dominican Republic Government International Bond 6 .875 01/29/26 2,116,336
DOP 22,500,000 g Dominican Republic Government International Bond 9 .750 06/05/26 400,996
DOP 27,000,000 g Dominican Republic Government International Bond 11 .250 02/05/27 489,000
DOP 74,000,000 g Dominican Republic Government International Bond 10 .375 01/11/30 1,240,015
4,000,000 g Dominican Republic Government International Bond 4 .875 09/23/32 3,363,949
3,060,000 g Dominican Republic Government International Bond 7 .450 04/30/44 2,869,479
1,720,000 g Dominican Republic International Bond 5 .500 02/22/29 1,593,559
TOTAL DOMINICAN REPUBLIC 12,073,334
ECUADOR - 0 .8%
744,229 g Ecuador Government International Bond 0 .000 07/31/30 313,558
3,634,600 g Ecuador Government International Bond (Step Bond) 5 .500 07/31/30 2,178,443
4,637,020 g Ecuador Government International Bond (Step Bond) 2 .500 07/31/35 2,096,372
TOTAL ECUADOR 4,588,373
EGYPT - 1 .8%
525,000 g Egypt Government International Bond 4 .550 11/20/23 488,346
1,500,000 g Egypt Government International Bond 5 .800 09/30/27 1,011,078
4,275,000 g Egypt Government International Bond 7 .600 03/01/29 2,966,764
4,575,000 g Egypt Government International Bond 7 .053 01/15/32 2,872,643
4,725,000 g Egypt Government International Bond 8 .500 01/31/47 2,740,500
1,000,000 g Egypt Government International Bond 8 .150 11/20/59 567,104
TOTAL EGYPT 10,646,435
EL SALVADOR - 0 .3%
2,000,000 g El Salvador Government International Bond 7 .650 06/15/35 642,389
3,100,000 g El Salvador Government International Bond 7 .625 02/01/41 1,018,264
TOTAL EL SALVADOR 1,660,653
GHANA - 0 .8%
3,325,000 g Ghana Government International Bond 0 .000 04/07/25 1,778,875
3,325,000 g Ghana Government International Bond 7 .750 04/07/29 1,561,074
2,025,000 g Ghana Government International Bond 8 .750 03/11/61 875,934
GHS 2,500,000 Republic of Ghana Government Bonds 20 .750 01/16/23 286,117
TOTAL GHANA 4,502,000
GUATEMALA - 0 .6%
525,000 g Guatemala Government Bond 4 .900 06/01/30 514,608
2,000,000 g Guatemala Government Bond 3 .700 10/07/33 1,660,931
1,500,000 g Guatemala Government International Bond 6 .125 06/01/50 1,429,655
TOTAL GUATEMALA 3,605,194
HONDURAS - 0 .1%
775,000 g Honduras Government International Bond 6 .250 01/19/27 648,007
TOTAL HONDURAS 648,007
HUNGARY - 0 .8%
2,375,000 g Hungary Government International Bond 5 .250 06/16/29 2,407,802
1,850,000 g Hungary Government International Bond 2 .125 09/22/31 1,517,172

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HUNGARY—continued
$ 750,000 g Hungary Government International Bond 3 .125% 09/21/51 $ 511,603
TOTAL HUNGARY 4,436,577
INDIA - 0 .4%
2,700,000 g Export-Import Bank of India 2 .250 01/13/31 2,215,005
TOTAL INDIA 2,215,005
INDONESIA - 0 .8%
1,000,000 g Indonesia Government International Bond 4 .625 04/15/43 960,995
3,600,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 3,724,953
TOTAL INDONESIA 4,685,948
IRAQ - 0 .8%
2,325,000 g Iraq Government International Bond 6 .752 03/09/23 2,255,425
2,801,563 g Iraq Government International Bond 5 .800 01/15/28 2,413,392
TOTAL IRAQ 4,668,817
JAMAICA - 0 .9%
2,950,000 Jamaica Government International Bond 8 .000 03/15/39 3,327,362
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,005,870
TOTAL JAMAICA 5,333,232
JORDAN - 0 .9%
2,550,000 e,g Jordan Government International Bond 4 .950 07/07/25 2,372,444
1,500,000 g Jordan Government International Bond 5 .850 07/07/30 1,270,557
2,000,000 g Jordan Government International Bond 7 .375 10/10/47 1,604,200
TOTAL JORDAN 5,247,201
KAZAKHSTAN - 0 .2%
1,250,000 g Kazakhstan Government International Bond 6 .500 07/21/45 1,228,272
TOTAL KAZAKHSTAN 1,228,272
KENYA - 0 .6%
1,950,000 g Kenya Government International Bond 6 .875 06/24/24 1,684,956
1,125,000 g Kenya Government International Bond 6 .300 01/23/34 688,744
1,325,000 g Kenya Government International Bond 8 .250 02/28/48 835,304
TOTAL KENYA 3,209,004
KOREA, REPUBLIC OF - 0 .4%
3,102,000 Export-Import Bank of Korea 2 .500 06/29/41 2,522,397
TOTAL KOREA, REPUBLIC OF 2,522,397
LEBANON - 0 .1%
3,200,000 †,q Lebanon Government International Bond 6 .250 11/04/24 200,640
3,800,000 †,q Lebanon Government International Bond 6 .850 03/23/27 238,260
TOTAL LEBANON 438,900
MALAYSIA - 0 .3%
MYR 3,000,000 Malaysia Government Bond 3 .900 11/30/26 679,332
MYR 4,000,000 Malaysia Government Bond 3 .828 07/05/34 870,103
TOTAL MALAYSIA 1,549,435
MEXICO - 1 .6%
MXN 38,600,000 Mexican Bonos 7 .500 06/03/27 1,802,009
MXN 39,900,000 Mexican Bonos 8 .500 11/18/38 1,903,527
1,675,000 e Mexico Government International Bond 3 .250 04/16/30 1,523,979
3,500,000 Mexico Government International Bond 4 .280 08/14/41 2,896,867
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,473,305
TOTAL MEXICO 9,599,687

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MONGOLIA - 0 .4%
$ 2,425,000 g Mongolia Government International Bond 5 .125% 04/07/26 $ 2,158,479
550,000 e,g Mongolia Government International Bond 4 .450 07/07/31 414,209
TOTAL MONGOLIA 2,572,688
MOROCCO - 0 .7%
1,575,000 g Morocco Government International Bond 2 .375 12/15/27 1,345,900
1,775,000 g Morocco Government International Bond 3 .000 12/15/32 1,407,955
1,450,000 g Morocco Government International Bond 5 .500 12/11/42 1,164,001
TOTAL MOROCCO 3,917,856
NAMIBIA - 0 .3%
1,700,000 g Namibia Government International Bond 5 .250 10/29/25 1,475,808
TOTAL NAMIBIA 1,475,808
NIGERIA - 1 .1%
1,550,000 g Nigeria Government International Bond 6 .500 11/28/27 1,165,384
2,075,000 g,k Nigeria Government International Bond 8 .375 03/24/29 1,606,009
1,850,000 g Nigeria Government International Bond 7 .875 02/16/32 1,316,955
1,500,000 g Nigeria Government International Bond 7 .375 09/28/33 992,075
2,000,000 g Nigeria Government International Bond 7 .696 02/23/38 1,272,557
TOTAL NIGERIA 6,352,980
OMAN - 1 .5%
2,425,000 g Oman Government International Bond 5 .375 03/08/27 2,392,075
2,550,000 g Oman Government International Bond 6 .750 10/28/27 2,657,654
500,000 g Oman Government International Bond 6 .000 08/01/29 499,278
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,493,330
1,200,000 g Oman Government International Bond 6 .500 03/08/47 1,038,098
1,025,000 g Oman Government International Bond 6 .750 01/17/48 907,390
TOTAL OMAN 8,987,825
PAKISTAN - 0 .8%
1,110,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 797,935
3,200,000 g Pakistan Government International Bond 6 .875 12/05/27 1,632,000
1,700,000 g Pakistan Government International Bond 7 .375 04/08/31 850,000
1,000,000 g Pakistan Government International Bond 8 .875 04/08/51 460,000
2,000,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 858,320
TOTAL PAKISTAN 4,598,255
PANAMA - 0 .5%
2,850,000 Panama Notas del Tesoro 3 .750 04/17/26 2,800,125
TOTAL PANAMA 2,800,125
PARAGUAY - 0 .4%
2,425,000 g Paraguay Government International Bond 2 .739 01/29/33 1,974,354
525,000 g Republic of Paraguay 6 .100 08/11/44 501,811
TOTAL PARAGUAY 2,476,165
PERU - 1 .1%
3,000,000 g Fondo MIVIVIENDA S.A. 4 .625 04/12/27 2,898,214
1,645,000 Peruvian Government International Bond 3 .000 01/15/34 1,408,629
PEN 4,150,000 g Peruvian Government International Bond 5 .400 08/12/34 831,152
1,800,000 e Peruvian Government International Bond 3 .300 03/11/41 1,457,052
TOTAL PERU 6,595,047
PHILIPPINES - 0 .3%
1,975,000 k Philippine Government International Bond 4 .200 03/29/47 1,834,989
TOTAL PHILIPPINES 1,834,989

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
POLAND - 0 .3%
$ 1,525,000 Poland Government International Bond 3 .250% 04/06/26 $ 1,510,874
TOTAL POLAND 1,510,874
QATAR - 0 .9%
2,000,000 g Qatar Government International Bond 3 .750 04/16/30 2,053,199
925,000 g Qatar Government International Bond 5 .103 04/23/48 1,026,534
2,200,000 g Qatar Government International Bond 4 .400 04/16/50 2,250,522
TOTAL QATAR 5,330,255
REPUBLIC OF SERBIA - 0 .2%
1,675,000 g Serbia International Bond 2 .125 12/01/30 1,238,821
TOTAL REPUBLIC OF SERBIA 1,238,821
ROMANIA - 0 .6%
1,870,000 g Romanian Government International Bond 3 .000 02/27/27 1,708,204
1,080,000 e,g Romanian Government International Bond 3 .000 02/14/31 888,928
1,400,000 g Romanian Government International Bond 4 .000 02/14/51 989,485
TOTAL ROMANIA 3,586,617
RUSSIA - 0 .2%
RUB 105,300,000 † Russian Federal Bond-OFZ 7 .100 10/16/24 371,399
RUB 83,900,000 † Russian Federal Bond-OFZ 7 .950 10/07/26 295,920
RUB 64,000,000 † Russian Federal Bond-OFZ 7 .650 04/10/30 225,731
TOTAL RUSSIA 893,050
RWANDA - 0 .5%
3,825,000 g Rwanda International Government Bond 5 .500 08/09/31 2,809,894
TOTAL RWANDA 2,809,894
SAUDI ARABIA - 1 .4%
1,950,000 g Saudi Government International Bond 3 .250 10/26/26 1,948,963
2,500,000 g Saudi Government International Bond 2 .250 02/02/33 2,206,037
1,000,000 g Saudi Government International Bond 3 .250 11/17/51 800,456
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,740,094
1,500,000 g Saudi Government International Bond 3 .450 02/02/61 1,205,440
TOTAL SAUDI ARABIA 7,900,990
SENEGAL - 0 .5%
1,600,000 g Senegal Government International Bond 6 .250 05/23/33 1,280,747
1,900,000 g Senegal Government International Bond 6 .750 03/13/48 1,343,665
TOTAL SENEGAL 2,624,412
SOUTH AFRICA - 1 .9%
1,625,000 k Republic of South Africa Government International
Bond
5 .875 04/20/32 1,504,532
ZAR 9,050,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 464,937
1,025,000 Republic of South Africa Government International
Bond
5 .650 09/27/47 778,818
1,500,000 Republic of South Africa Government International
Bond
5 .750 09/30/49 1,139,230
1,000,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 872,416
3,000,000 South Africa Government International Bond 4 .300 10/12/28 2,749,197
ZAR 59,300,000 South Africa Government International Bond 7 .000 02/28/31 2,844,607
1,250,000 South Africa Government International Bond 5 .375 07/24/44 936,260
TOTAL SOUTH AFRICA 11,289,997
SRI LANKA - 0 .2%
800,000 †,g Sri Lanka Government International Bond 5 .750 04/18/23 244,595
1,000,000 †,g Sri Lanka Government International Bond 6 .825 07/18/26 308,321

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SRI LANKA—continued
$ 1,650,000 †,g Sri Lanka Government International Bond 7 .550% 03/28/30 $ 484,712
TOTAL SRI LANKA 1,037,628
SUPRANATIONAL - 0 .7%
975,000 g African Export-Import Bank 2 .634 05/17/26 852,192
2,975,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,436,932
675,000 † European Bank for Reconstruction & Development 10 .000 02/28/23 569,540
TOTAL SUPRANATIONAL 3,858,664
THAILAND - 0 .2%
THB 47,000,000 Thailand Government International Bond 2 .875 12/17/28 1,311,144
TOTAL THAILAND 1,311,144
TRINIDAD AND TOBAGO - 0 .2%
1,100,000 g Trinidad & Tobago Government International Bond 4 .500 06/26/30 1,005,332
TOTAL TRINIDAD AND TOBAGO 1,005,332
TURKEY - 1 .6%
2,675,000 Turkey Government International Bond 5 .125 02/17/28 2,076,041
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,087,888
4,350,000 Turkey Government International Bond 4 .875 04/16/43 2,560,604
625,000 Turkey Government International Bond 6 .625 02/17/45 421,154
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,023,222
1,500,000 g Turkiye Ihracat Kredit Bankasi 5 .375 10/24/23 1,406,214
TOTAL TURKEY 9,575,123
UGANDA - 0 .3%
UGX 6,750,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 1,656,281
TOTAL UGANDA 1,656,281
UKRAINE - 0 .5%
2,225,000 †,g NPC Ukrenergo 6 .875 11/09/26 400,500
UAH 37,000,000 † Ukraine Government International Bond 15 .840 02/26/25 425,443
1,925,000 g Ukraine Government International Bond 7 .750 09/01/25 346,500
1,450,000 g Ukraine Government International Bond 9 .750 11/01/28 286,375
EUR 525,000 g Ukraine Government International Bond 4 .375 01/27/30 95,779
3,000,000 g Ukraine Government International Bond 7 .253 03/15/33 565,500
2,320,000 g,i Ukraine Government International Bond 0 .000 05/31/40 614,800
TOTAL UKRAINE 2,734,897
UNITED ARAB EMIRATES - 0 .8%
2,650,000 g Abu Dhabi Government International Bond 3 .125 09/30/49 2,208,366
3,325,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 2,419,936
TOTAL UNITED ARAB EMIRATES 4,628,302
URUGUAY - 0 .6%
1,770,000 Uruguay Government International Bond 4 .375 01/23/31 1,855,176
UYU 61,000,000 Uruguay Government International Bond 8 .250 05/21/31 1,266,766
500,000 Uruguay Government International Bond 4 .125 11/20/45 489,361
TOTAL URUGUAY 3,611,303
UZBEKISTAN - 0 .6%
UZS 7,990,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 739,035
1,000,000 g Republic of Uzbekistan Bond 3 .700 11/25/30 740,522
1,975,000 g Republic of Uzbekistan Government International Bond 5 .375 02/20/29 1,720,811
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 521,768
TOTAL UZBEKISTAN 3,722,136

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VIETNAM - 0 .3%
$ 1,975,000 g Vietnam Government International Bond 4 .800% 11/19/24 $ 1,968,298
TOTAL VIETNAM 1,968,298
ZAMBIA - 0 .5%
3,900,000 g Zambia Government International Bond 8 .500 04/14/24 2,258,334
750,000 g Zambia Government International Bond 8 .970 07/30/27 427,500
TOTAL ZAMBIA 2,685,834
TOTAL GOVERNMENT BONDS 247,170,661
(Cost $319,756,871)
STRUCTURED ASSETS - 0.5%
CAYMAN ISLANDS - 0 .5%
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,805,000
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,805,000
TOTAL STRUCTURED ASSETS 2,805,000
(Cost $3,000,000)
TOTAL BONDS 538,184,884
(Cost $658,975,198)
SHARES COMPANY
COMMON STOCKS - 0.6%
MEXICO - 0 .4%
270,981 *,e Grupo Aeromexico SAB de C.V. 2,631,981
TOTAL MEXICO 2,631,981
SOUTH AFRICA - 0 .2%
729,619 * Petra Diamonds Ltd 927,746
TOTAL SOUTH AFRICA 927,746
TOTAL COMMON STOCKS 3,559,727
(Cost $5,779,534)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 6.8%
REPURCHASE AGREEMENT - 4 .4%
25,430,000 r Fixed Income Clearing Corp (FICC) 2 .250 08/01/22 25,430,000
TOTAL REPURCHASE AGREEMENT 25,430,000
TREASURY DEBT - 0 .1%
EGP 9,200,000 Egypt Treasury Bill 0 .000 09/13/22 477,751
TOTAL TREASURY DEBT 477,751
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .3%
13,627,967 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 13,627,967
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 13,627,967
TOTAL SHORT-TERM INVESTMENTS 39,535,718
(Cost $39,631,538)
TOTAL INVESTMENTS - 100.0% 583,068,588
(Cost $706,212,470)

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund July 31, 2022

TIAA-CREF Funds
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES—continued
OTHER ASSETS & LIABILITIES, NET - 0.0% $ 47,469
NET ASSETS - 100.0% $ 583,116,057
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
GHS Ghanaian Cedi
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,196,863.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $428,168,387 or 73.4% of net assets.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.250% dated 7/31/22 to be repurchased at $25,430,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $25,938,672.

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.1%
CANADA - 0 .1%
$ 386,913 i 1011778 BC ULC LIBOR 1 M + 1.750% 4 .122% 11/19/26 $ 374,702
TOTAL CANADA 374,702
IRELAND - 0 .1%
261,086 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.750% 3 .876 01/15/25 255,496
342,125 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.500% 3 .626 02/12/27 328,683
TOTAL IRELAND 584,179
UNITED STATES - 0 .9%
332,921 i American Airlines, Inc LIBOR 3 M + 2.000% 2 .840 12/14/23 326,625
250,389 i Change Healthcare Holdings LLC LIBOR 1 M + 2.500% 4 .872 03/01/24 246,868
992,481 i Jazz Financing Lux Sarl LIBOR 1 M + 3.500% 5 .872 05/05/28 968,086
294,485 i Nielsen Finance LLC LIBOR 1 M + 2.000% 3 .872 10/04/23 293,687
997,500 i Phoenix Newco, Inc LIBOR 1 M + 3.250% 5 .622 11/15/28 969,760
299,967 i Sabre GLBL, Inc SOFR 1M + 4.250% 4 .750 06/30/28 291,343
408,222 i Samsonite IP Holdings Sarl LIBOR 1 M + 1.750% 2 .250 04/25/25 388,729
230,779 i Team Health Holdings, Inc SOFR 1M + 5.250% 7 .577 03/02/27 188,276
TOTAL UNITED STATES 3,673,374
TOTAL BANK LOAN OBLIGATIONS 4,632,255
(Cost $4,802,541)
BONDS - 91.9%
CORPORATE BONDS - 21.8%
AUSTRIA - 0 .1%
EUR 600,000 Erste Group Bank AG. 4 .250 N/A‡ 506,559
TOTAL AUSTRIA 506,559
BELGIUM - 0 .2%
EUR 300,000 z Argenta Spaarbank NV 1 .375 02/08/29 273,654
EUR 800,000 z Proximus SADP 0 .750 11/17/36 656,250
TOTAL BELGIUM 929,904
BRAZIL - 0 .2%
300,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 252,078
200,000 g Natura Cosmeticos S.A. 4 .125 05/03/28 169,516
500,000 Suzano Austria GmbH 3 .125 01/15/32 406,375
TOTAL BRAZIL 827,969
CANADA - 0 .8%
500,000 Enbridge, Inc 5 .750 07/15/80 470,950
EUR 250,000 g Fairfax Financial Holdings Ltd 2 .750 03/29/28 245,168
750,000 g GFL Environmental, Inc 4 .250 06/01/25 735,000
1,275,000 g MEG Energy Corp 5 .875 02/01/29 1,211,250
500,000 g Nova Chemicals Corp 4 .875 06/01/24 489,687
315,000 g Parkland Corp 4 .625 05/01/30 281,862
TOTAL CANADA 3,433,917
CHILE - 0 .6%
398,922 g Alfa Desarrollo S.p.A 4 .550 09/27/51 287,223
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 280,998
250,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 233,000
450,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 391,500
275,000 g Colbun S.A. 3 .150 01/19/32 223,781
200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 195,208

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHILE—continued
$ 325,000 g Corp Nacional del Cobre de Chile 3 .150% 01/15/51 $ 236,116
200,000 g Embotelladora Andina S.A. 3 .950 01/21/50 156,500
325,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 264,469
300,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 225,750
TOTAL CHILE 2,494,545
CHINA - 0 .2%
300,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 253,588
300,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 259,890
350,000 e JD.com, Inc 3 .375 01/14/30 323,942
TOTAL CHINA 837,420
COLOMBIA - 0 .2%
350,000 Bancolombia S.A. 3 .000 01/29/25 329,525
300,000 Ecopetrol S.A. 5 .375 06/26/26 290,400
75,000 Ecopetrol S.A. 6 .875 04/29/30 71,515
225,000 Ecopetrol S.A. 4 .625 11/02/31 185,062
TOTAL COLOMBIA 876,502
CZECH REPUBLIC - 0 .1%
EUR 300,000 z CPI Property Group S.A. 1 .750 01/14/30 233,538
TOTAL CZECH REPUBLIC 233,538
FRANCE - 1 .2%
EUR 250,000 g Altice France S.A. 5 .875 02/01/27 240,388
EUR 600,000 g Altice France S.A. 3 .375 01/15/28 509,124
EUR 500,000 z BNP Paribas S.A. 2 .100 04/07/32 479,889
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 419,909
EUR 600,000 Electricite de France S.A. 2 .000 10/02/30 590,867
EUR 500,000 z Engie S.A. 1 .875 N/A‡ 378,119
EUR 500,000 g Iliad Holding SAS 5 .125 10/15/26 492,999
EUR 300,000 z La Poste S.A. 0 .625 01/18/36 232,051
GBP 700,000 z Societe Generale S.A. 1 .250 12/07/27 742,581
EUR 500,000 z Societe Generale S.A. 0 .500 06/12/29 446,378
EUR 600,000 z Suez SACA 2 .375 05/24/30 602,902
TOTAL FRANCE 5,135,207
GERMANY - 1 .0%
900,000 Deutsche Bank AG. 3 .742 01/07/33 685,098
EUR 750,000 g,o IHO Verwaltungs GmbH 3 .750 09/15/26 666,888
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 472,365
EUR 600,000 Volkswagen Bank GmbH 2 .500 07/31/26 617,125
GBP 800,000 Volkswagen International Finance NV 3 .375 11/16/26 940,934
EUR 800,000 Vonovia SE 0 .625 12/14/29 680,084
TOTAL GERMANY 4,062,494
HUNGARY - 0 .1%
EUR 400,000 z MVM Energetika Zrt 0 .875 11/18/27 313,071
TOTAL HUNGARY 313,071
INDIA - 0 .3%
300,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 232,226
425,000 g Bharti Airtel Ltd 3 .250 06/03/31 366,269
200,000 g CA Magnum Holdings 5 .375 10/31/26 176,494
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 176,029
250,000 z Power Finance Corp Ltd 3 .350 05/16/31 211,348
225,000 g UltraTech Cement Ltd 2 .800 02/16/31 182,085
TOTAL INDIA 1,344,451

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INDONESIA - 0 .1%
$ 225,000 g Pelabuhan Indonesia III Persero PT 4 .500% 05/02/23 $ 225,227
200,000 g Pertamina Persero PT 3 .650 07/30/29 187,326
225,000 g Perusahaan Listrik Negara PT 4 .875 07/17/49 186,053
TOTAL INDONESIA 598,606
IRELAND - 0 .2%
EUR 1,000,000 z Bank of Ireland Group plc 0 .375 05/10/27 924,483
TOTAL IRELAND 924,483
ISRAEL - 0 .3%
500,000 g Bank Hapoalim BM 3 .255 01/21/32 430,116
300,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 268,500
625,000 g Israel Electric Corp Ltd 4 .250 08/14/28 619,380
TOTAL ISRAEL 1,317,996
ITALY - 0 .2%
200,000 g Intesa Sanpaolo S.p.A 4 .198 06/01/32 152,878
750,000 g UniCredit S.p.A 2 .569 09/22/26 669,814
TOTAL ITALY 822,692
JAPAN - 0 .5%
EUR 550,000 z Mitsubishi UFJ Financial Group, Inc 2 .264 06/14/25 568,913
EUR 500,000 z ORIX Corp 1 .919 04/20/26 503,041
EUR 500,000 Takeda Pharmaceutical Co Ltd 1 .000 07/09/29 477,627
EUR 500,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 468,287
TOTAL JAPAN 2,017,868
KAZAKHSTAN - 0 .2%
225,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 223,403
475,000 g KazTransGas JSC 4 .375 09/26/27 416,679
400,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 332,949
TOTAL KAZAKHSTAN 973,031
KOREA, REPUBLIC OF - 0 .2%
300,000 z Hyundai Heavy Industries Co Ltd 3 .179 03/28/27 291,689
250,000 g Kia Corp 2 .750 02/14/27 234,478
200,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 199,160
250,000 g POSCO 4 .500 08/04/27 249,583
TOTAL KOREA, REPUBLIC OF 974,910
KUWAIT - 0 .1%
375,000 g NBK SPC Ltd 1 .625 09/15/27 336,929
TOTAL KUWAIT 336,929
LUXEMBOURG - 0 .4%
EUR 1,000,000 g Albion Financing  SARL 5 .250 10/15/26 895,681
EUR 250,000 z Czech Gas Networks Investments Sarl 0 .450 09/08/29 172,786
EUR 500,000 z ProLogis International Funding II S.A. 2 .375 11/14/30 498,998
TOTAL LUXEMBOURG 1,567,465
MALAYSIA - 0 .2%
300,000 g CIMB Bank Bhd 2 .125 07/20/27 275,895
400,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 306,316
250,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 229,896
TOTAL MALAYSIA 812,107
MEXICO - 0 .3%
210,000 America Movil SAB de C.V. 4 .700 07/21/32 217,789
375,000 g Becle SAB de C.V. 2 .500 10/14/31 313,346
375,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 340,114

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEXICO—continued
$ 500,000 g Sigma Alimentos S.A. de C.V. 4 .125% 05/02/26 $ 483,125
TOTAL MEXICO 1,354,374
NETHERLANDS - 0 .5%
EUR 600,000 Cooperatieve Rabobank UA 3 .250 N/A‡ 536,576
EUR 500,000 ING Groep NV 1 .250 02/16/27 491,562
EUR 1,300,000 g VZ Secured Financing BV 3 .500 01/15/32 1,090,884
TOTAL NETHERLANDS 2,119,022
NIGERIA - 0 .2%
EUR 1,000,000 g BOI Finance BV 7 .500 02/16/27 800,337
TOTAL NIGERIA 800,337
PANAMA - 0 .1%
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 166,200
300,000 g Banco General S.A. 4 .125 08/07/27 282,690
TOTAL PANAMA 448,890
PERU - 0 .0%
200,000 g Kallpa Generacion SA 4 .125 08/16/27 183,000
TOTAL PERU 183,000
POLAND - 0 .1%
EUR 150,000 z GTC Aurora Luxembourg S.A. 2 .250 06/23/26 117,448
EUR 300,000 z mBank S.A. 0 .966 09/21/27 243,235
EUR 250,000 z Polski Koncern Naftowy ORLEN S.A. 1 .125 05/27/28 205,503
TOTAL POLAND 566,186
QATAR - 0 .5%
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,289,430
TOTAL QATAR 2,289,430
ROMANIA - 0 .0%
EUR 250,000 z NE Property BV 2 .000 01/20/30 197,227
TOTAL ROMANIA 197,227
RUSSIA - 0 .1%
EUR 400,000 †,g Gazprom PJSC via Gaz Finance plc 1 .850 11/17/28 155,352
300,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 120,000
TOTAL RUSSIA 275,352
SAUDI ARABIA - 0 .2%
500,000 g Arabian Centres Sukuk II Ltd 5 .625 10/07/26 448,673
250,000 g SABIC Capital II BV 4 .000 10/10/23 250,212
275,000 g Saudi Arabian Oil Co 2 .250 11/24/30 243,039
TOTAL SAUDI ARABIA 941,924
SINGAPORE - 0 .1%
EUR 200,000 z Temasek Financial I Ltd 0 .500 11/20/31 177,112
500,000 g United Overseas Bank Ltd 2 .000 10/14/31 453,677
TOTAL SINGAPORE 630,789
SOUTH AFRICA - 0 .4%
450,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 385,585
1,250,000 z Eskom Holdings SOC Ltd 4 .314 07/23/27 1,110,511
TOTAL SOUTH AFRICA 1,496,096

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SPAIN - 0 .2%
$ 800,000 Banco Santander S.A. 7 .500 % N/A‡ $ 810,000
TOTAL SPAIN 810,000
SUPRANATIONAL - 0 .1%
GBP 400,000 z International Finance Facility for Immunisation Co 2 .750 06/07/25 490,554
TOTAL SUPRANATIONAL 490,554
SWITZERLAND - 0 .4%
EUR 750,000 z Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 746,766
GBP 500,000 Credit Suisse Group AG. 2 .250 06/09/28 537,609
EUR 600,000 z UBS Group AG 0 .250 11/05/28 545,404
TOTAL SWITZERLAND 1,829,779
TAIWAN - 0 .1%
300,000 TSMC Arizona Corp 4 .125 04/22/29 302,634
TOTAL TAIWAN 302,634
THAILAND - 0 .2%
430,000 g Bangkok Bank PCL 3 .466 09/23/36 368,979
200,000 g,z PTTEP Treasury Center Co Ltd 2 .587 06/10/27 185,254
300,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 243,621
TOTAL THAILAND 797,854
TURKEY - 0 .1%
EUR 250,000 z Arcelik AS. 3 .000 05/27/26 209,864
TOTAL TURKEY 209,864
UNITED ARAB EMIRATES - 0 .1%
200,000 g DAE Funding LLC 3 .375 03/20/28 175,850
297,963 g Sweihan PV Power Co PJSC 3 .625 01/31/49 250,468
TOTAL UNITED ARAB EMIRATES 426,318
UNITED KINGDOM - 1 .9%
EUR 800,000 z Barclays plc 0 .625 11/14/23 816,328
EUR 800,000 z Barclays plc 0 .877 01/28/28 745,099
EUR 1,000,000 BP Capital Markets plc 1 .231 05/08/31 921,653
UGX 3,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 662,985
GBP 750,000 Lloyds Banking Group plc 1 .985 12/15/31 811,778
EUR 500,000 London Stock Exchange Group plc 1 .750 12/06/27 505,511
EUR 750,000 Natwest Group plc 1 .750 03/02/26 752,977
EUR 600,000 z Standard Chartered plc 0 .800 11/17/29 536,191
EUR 700,000 z Standard Chartered plc 1 .200 09/23/31 643,705
GBP 400,000 Tesco Corporate Treasury Services plc 2 .750 04/27/30 438,153
GBP 700,000 Virgin Money UK plc 3 .375 04/24/26 817,603
GBP 600,000 g Vmed O2 UK Financing I plc 4 .500 07/15/31 632,443
TOTAL UNITED KINGDOM 8,284,426
UNITED STATES - 8 .8%
EUR 500,000 z Abbott Ireland Financing DAC 1 .500 09/27/26 513,692
EUR 1,200,000 AbbVie, Inc 1 .250 06/01/24 1,224,680
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 731,475
EUR 250,000 g Allied Universal Holdco LLC 3 .625 06/01/28 211,049
EUR 575,000 American Honda Finance Corp 1 .950 10/18/24 595,201
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 483,165
EUR 300,000 American Tower Corp 1 .375 04/04/25 302,453
EUR 650,000 American Tower Corp 0 .450 01/15/27 607,673
EUR 500,000 Aptiv plc 1 .500 03/10/25 503,519
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 223,543
EUR 750,000 g Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 629,602
EUR 500,000 AT&T, Inc 2 .350 09/05/29 517,157

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 750,000 g Avantor Funding, Inc 3 .875% 07/15/28 $ 710,810
EUR 500,000 z Bank of America Corp 1 .662 04/25/28 496,246
EUR 500,000 z Bank of America Corp 0 .654 10/26/31 434,534
EUR 500,000 z Bank of America Corp 2 .824 04/27/33 508,975
EUR 700,000 Becton Dickinson & Co 1 .401 05/24/23 715,986
EUR 600,000 z Blackstone Private Credit Fund 1 .750 11/30/26 518,815
EUR 700,000 Capital One Financial Corp 0 .800 06/12/24 696,468
EUR 400,000 Celanese US Holdings LLC 0 .625 09/10/28 320,010
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 738,319
EUR 350,000 Chubb INA Holdings, Inc 1 .400 06/15/31 324,269
EUR 750,000 z Citigroup, Inc 1 .250 07/06/26 748,199
EUR 700,000 Comcast Corp 0 .250 05/20/27 668,040
EUR 750,000 g Coty, Inc 3 .875 04/15/26 734,669
EUR 500,000 g Dana Financing Luxembourg Sarl 3 .000 07/15/29 400,306
GBP 600,000 Digital Stout Holding LLC 3 .750 10/17/30 695,110
GBP 200,000 Discovery Communications LLC 2 .500 09/20/24 239,333
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 750,318
EUR 300,000 Equinix, Inc 1 .000 03/15/33 247,860
EUR 500,000 FedEx Corp 1 .625 01/11/27 503,062
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 380,802
EUR 750,000 z General Motors Financial Co, Inc 0 .600 05/20/27 678,043
EUR 500,000 i,z Goldman Sachs Group, Inc EURIBOR 3 M + 1.000% 0 .579 02/07/25 508,126
EUR 500,000 z Goldman Sachs Group, Inc 0 .250 01/26/28 450,101
GBP 400,000 z Goldman Sachs Group, Inc 3 .625 10/29/29 483,057
EUR 295,000 g Goodyear Europe BV 2 .750 08/15/28 251,064
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 470,813
EUR 1,000,000 Honeywell International, Inc 0 .000 03/10/24 1,005,992
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 534,307
EUR 400,000 International Flavors & Fragrances, Inc 1 .800 09/25/26 396,608
EUR 500,000 g International Game Technology plc 3 .500 06/15/26 486,606
EUR 500,000 g IQVIA, Inc 1 .750 03/15/26 481,491
EUR 650,000 Liberty Mutual Group, Inc 2 .750 05/04/26 678,719
EUR 450,000 g Liberty Mutual Group, Inc 2 .750 05/04/26 469,883
EUR 500,000 z McDonald's Corp 2 .375 05/31/29 516,995
GBP 600,000 McKesson Corp 3 .125 02/17/29 704,521
EUR 400,000 z Metropolitan Life Global Funding I 1 .750 05/25/25 411,294
EUR 600,000 z Mondelez International Holdings Netherlands BV 1 .250 09/09/41 456,573
EUR 670,000 Morgan Stanley 1 .342 10/23/26 667,317
EUR 500,000 Morgan Stanley 2 .950 05/07/32 521,496
EUR 500,000 g Olympus Water US Holding Corp 3 .875 10/01/28 412,853
EUR 100,000 g Organon Finance  LLC 2 .875 04/30/28 92,972
$ 1,250,000 g Organon Finance  LLC 5 .125 04/30/31 1,170,312
GBP 600,000 PepsiCo, Inc 3 .200 07/22/29 744,683
GBP 500,000 Pfizer, Inc 2 .735 06/15/43 546,488
EUR 540,000 ProLogis Euro Finance LLC 0 .375 02/06/28 503,525
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 502,545
EUR 700,000 Southern Co 1 .875 09/15/81 510,766
EUR 450,000 Stryker Corp 2 .625 11/30/30 465,063
EUR 700,000 The Procter & Gamble Company 0 .625 10/30/24 713,884
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 499,775
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 1,022,803
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 771,883
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 402,019
EUR 600,000 Walmart, Inc 2 .550 04/08/26 638,849
EUR 1,000,000 Whirlpool EMEA Finance Sarl 0 .500 02/20/28 904,578
TOTAL UNITED STATES 37,451,344
TOTAL CORPORATE BONDS 93,247,064
(Cost $111,297,569)

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
GOVERNMENT BONDS - 65.0%
ANGOLA - 0 .3%
$ 1,550,000 g Angolan Government International Bond 8 .750% 04/14/32 $ 1,252,424
TOTAL ANGOLA 1,252,424
AUSTRALIA - 2 .0%
AUD 3,650,000 Australia Government Bond 0 .250 11/21/25 2,349,885
AUD 3,765,000 z Australia Government Bond 2 .250 05/21/28 2,543,435
AUD 1,660,000 z Australia Government Bond 3 .000 11/21/33 1,148,436
AUD 2,550,000 †,z Australia Government Bond 1 .750 06/21/51 1,234,424
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,151,826
TOTAL AUSTRALIA 8,428,006
BELGIUM - 1 .3%
EUR 2,125,000 g Kingdom of Belgium Government International Bond 0 .000 10/22/27 2,084,418
EUR 3,825,000 g Kingdom of Belgium Government International Bond 0 .350 06/22/32 3,526,883
TOTAL BELGIUM 5,611,301
BENIN - 0 .2%
EUR 1,275,000 †,g Benin Government International Bond 4 .950 01/22/35 841,298
TOTAL BENIN 841,298
BRAZIL - 0 .2%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 966,632
TOTAL BRAZIL 966,632
CAMEROON - 0 .1%
EUR 650,000 g Republic of Cameroon International Bond 5 .950 07/07/32 445,024
TOTAL CAMEROON 445,024
CANADA - 3 .4%
CAD 3,050,000 g Canada Housing Trust No 1 .100 12/15/26 2,202,988
CAD 1,800,000 Canadian Government International Bond 2 .000 09/01/23 1,388,821
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,985,083
CAD 2,275,000 Canadian Government International Bond 2 .000 06/01/32 1,683,061
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,285,727
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 1,106,999
CAD 1,600,000 Province of British Columbia Canada 2 .550 06/18/27 1,222,237
CAD 1,600,000 Province of New Brunswick Canada 3 .100 08/14/28 1,243,253
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 924,543
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 579,296
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 769,872
TOTAL CANADA 14,391,880
CHILE - 0 .1%
CLP 450,000,000 Bonos de la Tesoreria de la Republica en pesos 2 .500 03/01/25 443,395
TOTAL CHILE 443,395
CHINA - 10 .6%
CNY 83,560,000 China Government International Bond 2 .880 11/05/23 12,536,456
CNY 49,600,000 China Government International Bond 2 .940 10/17/24 7,476,996
CNY 60,500,000 China Government International Bond 3 .120 12/05/26 9,218,839
CNY 14,900,000 China Government International Bond 2 .910 10/14/28 2,240,734
CNY 14,500,000 China Government International Bond 3 .270 11/19/30 2,228,575
CNY 18,900,000 China Government International Bond 3 .860 07/22/49 3,077,240
CNY 15,000,000 China Government International Bond 3 .390 03/16/50 2,248,090
CNY 12,700,000 China Government International Bond 3 .810 09/14/50 2,056,875

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHINA—continued
CNY 24,800,000 China Government International Bond 3 .720% 04/12/51 $ 3,951,608
TOTAL CHINA 45,035,413
COTE D'IVOIRE - 0 .2%
EUR 1,000,000 g Ivory Coast Government International Bond 5 .875 10/17/31 801,499
EUR 100,000 g Ivory Coast Government International Bond 4 .875 01/30/32 75,993
TOTAL COTE D'IVOIRE 877,492
CROATIA - 0 .2%
EUR 1,000,000 z Croatia Government International Bond 1 .125 03/04/33 857,829
TOTAL CROATIA 857,829
CYPRUS - 1 .1%
EUR 1,300,000 z Cyprus Government International Bond 2 .375 09/25/28 1,299,916
EUR 1,100,000 z Cyprus Government International Bond 0 .625 01/21/30 951,847
EUR 1,550,000 z Cyprus Government International Bond 0 .950 01/20/32 1,347,697
EUR 575,000 z Cyprus Government International Bond 2 .750 02/26/34 559,699
EUR 500,000 z Cyprus Government International Bond 2 .750 05/03/49 448,976
TOTAL CYPRUS 4,608,135
DOMINICAN REPUBLIC - 0 .2%
DOP 15,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 267,331
$ 750,000 g Dominican Republic Government International Bond 4 .875 09/23/32 630,740
TOTAL DOMINICAN REPUBLIC 898,071
ECUADOR - 0 .1%
78,000 g Ecuador Government International Bond 0 .000 07/31/30 32,863
441,250 g Ecuador Government International Bond (Step Bond) 5 .500 07/31/30 264,468
309,125 g Ecuador Government International Bond (Step Bond) 2 .500 07/31/35 139,754
TOTAL ECUADOR 437,085
EGYPT - 0 .7%
850,000 g Egypt Government International Bond 5 .750 05/29/24 724,817
EGP 16,250,000 Egypt Government International Bond 15 .900 07/02/24 849,938
525,000 g Egypt Government International Bond 7 .600 03/01/29 364,340
EUR 900,000 g Egypt Government International Bond 6 .375 04/11/31 543,545
300,000 g Egypt Government International Bond 7 .053 01/15/32 188,370
675,000 g Egypt Government International Bond 8 .500 01/31/47 391,500
TOTAL EGYPT 3,062,510
EL SALVADOR - 0 .1%
1,000,000 g El Salvador Government International Bond 6 .375 01/18/27 360,868
TOTAL EL SALVADOR 360,868
FRANCE - 2 .6%
EUR 2,500,000 French Republic Government Bond OAT 0 .500 05/25/25 2,551,292
EUR 3,775,000 French Republic Government Bond OAT 0 .750 11/25/28 3,823,546
EUR 2,450,000 g French Republic Government Bond OAT 0 .500 05/25/40 2,011,674
EUR 910,000 French Republic Government Bond OAT 0 .750 05/25/52 680,994
EUR 2,500,000 z UNEDIC ASSEO 0 .250 07/16/35 2,100,218
TOTAL FRANCE 11,167,724
GERMANY - 2 .4%
EUR 310,000 Bundesrepublik Deutschland 1 .250 08/15/48 330,055
EUR 3,800,000 Bundesrepublik Deutschland Bundesanleihe 0 .500 08/15/27 3,888,291
EUR 4,500,000 Bundesrepublik Deutschland Bundesanleihe 1 .000 05/15/38 4,566,674
EUR 1,695,000 † Bundesrepublik Deutschland Bundesanleihe 0 .000 08/15/52 1,257,163
TOTAL GERMANY 10,042,183

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GHANA - 0 .2%
$ 500,000 g Ghana Government International Bond 7 .750% 04/07/29 $ 234,748
825,000 g Ghana Government International Bond 8 .125 03/26/32 369,468
1,000,000 g Ghana Government International Bond 8 .627 06/16/49 435,000
TOTAL GHANA 1,039,216
GREECE - 1 .1%
EUR 575,000 g Hellenic Republic Government International Bond 3 .875 03/12/29 629,047
EUR 2,300,000 g Hellenic Republic Government International Bond 1 .500 06/18/30 2,104,940
EUR 1,300,000 g Hellenic Republic Government International Bond 0 .750 06/18/31 1,100,746
EUR 1,100,000 g Hellenic Republic Government International Bond 1 .750 06/18/32 1,006,139
TOTAL GREECE 4,840,872
GUATEMALA - 0 .2%
775,000 g Guatemala Government International Bond 6 .125 06/01/50 738,655
TOTAL GUATEMALA 738,655
HUNGARY - 0 .4%
HUF 504,050,000 Hungary Government International Bond 3 .000 06/26/24 1,113,776
EUR 600,000 z Hungary Government International Bond 1 .750 06/05/35 453,185
TOTAL HUNGARY 1,566,961
INDIA - 0 .1%
250,000 g Export-Import Bank of India 2 .250 01/13/31 205,093
TOTAL INDIA 205,093
INDONESIA - 0 .5%
IDR 13,000,000,000 Indonesia Treasury Bond 8 .125 05/15/24 917,209
IDR 17,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 1,094,703
TOTAL INDONESIA 2,011,912
ISRAEL - 0 .7%
ILS 5,250,000 Israel Government International Bond 5 .500 01/31/42 2,126,358
ILS 3,200,000 Israel Government International Bond 3 .750 03/31/47 1,038,157
TOTAL ISRAEL 3,164,515
ITALY - 2 .1%
EUR 3,950,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 3,898,906
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,512,753
EUR 2,400,000 g Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 1,813,876
EUR 950,000 †,g Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 687,433
TOTAL ITALY 8,912,968
JAPAN - 10 .5%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 98,764
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 159,163
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 226,001
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 104,984
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 2,015,591
JPY 330,000,000 Japan Government Ten Year Bond 0 .100 06/20/28 2,488,220
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 2,423,160
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,442,515
JPY 210,000,000 Japan Government Ten Year Bond 0 .100 03/20/30 1,576,712
JPY 425,000,000 Japan Government Ten Year Bond 0 .100 06/20/30 3,188,063
JPY 513,000,000 Japan Government Ten Year Bond 0 .100 09/20/30 3,844,477
JPY 525,950,000 Japan Government Thirty Year Bond 2 .500 09/20/34 4,941,973
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 3,052,220
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 475,276
JPY 533,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 3,532,653
JPY 340,000,000 Japan Government Twenty Year Bond 2 .100 03/20/26 2,751,912
JPY 117,000,000 Japan Government Twenty Year Bond 1 .700 03/20/32 1,005,163

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAPAN—continued
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600% 12/20/36 $ 2,110,546
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,886,410
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 4,999,892
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,302,367
TOTAL JAPAN 44,626,062
JORDAN - 0 .2%
$ 1,000,000 g Jordan Government International Bond 7 .750 01/15/28 973,330
TOTAL JORDAN 973,330
KENYA - 0 .3%
1,200,000 g Kenya Government International Bond 7 .000 05/22/27 886,243
575,000 g Kenya Government International Bond 6 .300 01/23/34 352,024
TOTAL KENYA 1,238,267
KOREA, REPUBLIC OF - 2 .5%
200,000 Export-Import Bank of Korea 3 .000 11/01/22 200,016
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,428,939
KRW 1,200,000,000 Korea Treasury Bond 1 .375 12/10/29 817,581
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 5,208,846
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 848,032
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,344,813
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 508,284
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 509,106
TOTAL KOREA, REPUBLIC OF 10,865,617
LEBANON - 0 .0%
1,400,000 †,q,z Lebanon Government International Bond 6 .850 03/23/27 87,780
TOTAL LEBANON 87,780
MALAYSIA - 0 .8%
MYR 4,800,000 Malaysia Government Bond 3 .900 11/30/26 1,086,931
MYR 5,700,000 Malaysia Government Bond 3 .828 07/05/34 1,239,897
MYR 5,400,000 Malaysia Government Bond 3 .757 05/22/40 1,113,445
TOTAL MALAYSIA 3,440,273
MEXICO - 0 .7%
MXN 30,800,000 Mexican Bonos 5 .750 03/05/26 1,368,190
MXN 34,100,000 Mexican Bonos 8 .500 11/18/38 1,626,824
TOTAL MEXICO 2,995,014
MONGOLIA - 0 .1%
550,000 g Mongolia Government International Bond 4 .450 07/07/31 414,209
TOTAL MONGOLIA 414,209
MOROCCO - 0 .4%
EUR 850,000 g Morocco Government International Bond 1 .375 03/30/26 796,489
EUR 1,100,000 g Morocco Government International Bond 1 .500 11/27/31 803,150
TOTAL MOROCCO 1,599,639
NETHERLANDS - 0 .5%
EUR 550,000 g Netherlands Government International Bond 2 .750 01/15/47 725,579
EUR 2,200,000 †,g Netherlands Government International Bond 0 .000 01/15/52 1,503,328
TOTAL NETHERLANDS 2,228,907
NEW ZEALAND - 0 .8%
NZD 3,720,000 New Zealand Government International Bond 0 .500 05/15/24 2,227,323
NZD 1,000,000 New Zealand Government International Bond 4 .500 04/15/27 662,093

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NEW ZEALAND—continued
NZD 1,185,000 New Zealand Government International Bond 2 .000% 05/15/32 $ 657,230
TOTAL NEW ZEALAND 3,546,646
NIGERIA - 0 .2%
$ 400,000 g Nigeria Government International Bond 6 .500 11/28/27 300,744
925,000 g,k Nigeria Government International Bond 8 .375 03/24/29 715,932
TOTAL NIGERIA 1,016,676
NORWAY - 1 .0%
NOK 9,000,000 City of Oslo Norway 2 .050 10/31/24 903,337
NOK 34,375,000 g Norway Government International Bond 2 .000 04/26/28 3,421,318
TOTAL NORWAY 4,324,655
PAKISTAN - 0 .3%
900,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 646,974
1,000,000 e,g Pakistan Government International Bond 6 .000 04/08/26 522,022
TOTAL PAKISTAN 1,168,996
PANAMA - 0 .3%
1,200,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,054,200
TOTAL PANAMA 1,054,200
PARAGUAY - 0 .2%
925,000 g Paraguay Government International Bond 5 .400 03/30/50 800,838
TOTAL PARAGUAY 800,838
PERU - 0 .3%
PEN 6,201,000 g Peruvian Government International Bond 5 .400 08/12/34 1,241,921
TOTAL PERU 1,241,921
PHILIPPINES - 0 .1%
PHP 27,000,000 Philippine Government International Bond 6 .250 01/14/36 473,052
TOTAL PHILIPPINES 473,052
REPUBLIC OF SERBIA - 0 .8%
EUR 1,700,000 g Serbia Government International Bond 1 .500 06/26/29 1,312,273
EUR 725,000 g Serbia Government International Bond 2 .050 09/23/36 458,570
RSD 120,000,000 Serbia Treasury Bonds 5 .875 02/08/28 981,045
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 699,418
TOTAL REPUBLIC OF SERBIA 3,451,306
ROMANIA - 0 .8%
RON 8,150,000 Romanian Government International Bond 4 .000 10/25/23 1,609,149
660,000 g Romanian Government International Bond 3 .000 02/27/27 602,896
EUR 800,000 g Romanian Government International Bond 2 .000 01/28/32 593,875
EUR 850,000 g Romanian Government International Bond 2 .000 04/14/33 606,688
TOTAL ROMANIA 3,412,608
RUSSIA - 0 .1%
RUB 90,000,000 † Russian Federal Bond-OFZ 4 .500 07/16/25 317,435
RUB 37,000,000 † Russian Federal Bond-OFZ 6 .900 07/23/31 130,501
TOTAL RUSSIA 447,936
RWANDA - 0 .4%
2,450,000 g Rwanda International Government Bond 5 .500 08/09/31 1,799,801
TOTAL RWANDA 1,799,801
SENEGAL - 0 .3%
EUR 1,000,000 g Senegal Government International Bond 4 .750 03/13/28 836,738

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SENEGAL—continued
EUR 825,000 g Senegal Government International Bond 5 .375% 06/08/37 $ 590,651
TOTAL SENEGAL 1,427,389
SINGAPORE - 0 .6%
SGD 3,525,000 Singapore Government Bond 1 .625 07/01/31 2,353,429
TOTAL SINGAPORE 2,353,429
SOUTH AFRICA - 0 .7%
$ 475,000 k Republic of South Africa Government International
Bond
5 .875 04/20/32 439,787
ZAR 20,900,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 1,073,722
500,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 436,208
ZAR 16,500,000 South Africa Government International Bond 7 .000 02/28/31 791,501
ZAR 7,800,000 South Africa Government International Bond 8 .750 01/31/44 373,745
TOTAL SOUTH AFRICA 3,114,963
SPAIN - 2 .6%
EUR 4,600,000 g Spain Government International Bond 2 .750 10/31/24 4,927,528
EUR 1,095,000 g Spain Government International Bond 1 .400 07/30/28 1,128,349
EUR 1,875,000 g Spain Government International Bond 0 .600 10/31/29 1,806,901
EUR 1,250,000 g Spain Government International Bond 0 .100 04/30/31 1,114,218
EUR 2,650,000 g Spain Government International Bond 1 .200 10/31/40 2,242,702
TOTAL SPAIN 11,219,698
SUPRANATIONAL - 2 .2%
1,200,000 g Africa Finance Corp 2 .875 04/28/28 986,071
GBP 695,000 African Development Bank 0 .500 06/22/26 793,854
750,000 g African Export-Import Bank 2 .634 05/17/26 655,532
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 647,132
1,250,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,023,921
EUR 650,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 510,799
1,334,036 † European Bank for Reconstruction & Development 10 .000 02/28/23 1,125,611
AUD 2,150,000 Inter-American Development Bank 4 .750 08/27/24 1,547,275
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,211,742
GBP 700,000 International Finance Corp 0 .250 12/15/25 799,002
TOTAL SUPRANATIONAL 9,300,939
THAILAND - 0 .7%
THB 30,000,000 Thailand Government International Bond 1 .450 12/17/24 805,721
THB 27,700,000 Thailand Government International Bond 2 .875 12/17/28 772,738
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 748,135
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 633,189
TOTAL THAILAND 2,959,783
UKRAINE - 0 .1%
EUR 1,000,000 g Ukraine Government International Bond 6 .750 06/20/26 196,745
EUR 425,000 g Ukraine Government International Bond 4 .375 01/27/30 77,535
TOTAL UKRAINE 274,280
UNITED ARAB EMIRATES - 0 .0%
250,000 z Emirate of Dubai Government International Bonds 3 .900 09/09/50 181,950
TOTAL UNITED ARAB EMIRATES 181,950
UNITED KINGDOM - 3 .6%
GBP 1,750,000 United Kingdom Gilt 0 .250 01/31/25 2,050,649
GBP 2,425,000 United Kingdom Gilt 1 .625 10/22/28 2,957,881
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 475,099
GBP 3,350,000 United Kingdom Gilt 1 .750 09/07/37 3,773,572
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,454,832

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED KINGDOM—continued
GBP 900,000 United Kingdom Gilt 0 .875% 01/31/46 $ 786,642
GBP 5,060,000 United Kingdom Gilt 0 .625 10/22/50 3,959,030
TOTAL UNITED KINGDOM 15,457,705
UNITED STATES - 1 .3%
$ 5,676,608 g,i Freddie Mac STACR REMIC Trust 3 .164 01/25/34 5,571,641
TOTAL UNITED STATES 5,571,641
URUGUAY - 0 .3%
UYU 21,800,000 g Uruguay Government International Bond 8 .500 03/15/28 476,491
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 843,126
TOTAL URUGUAY 1,319,617
UZBEKISTAN - 0 .2%
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 694,603
TOTAL UZBEKISTAN 694,603
TOTAL GOVERNMENT BONDS 277,291,192
(Cost $329,204,673)
STRUCTURED ASSETS - 5.1%
IRELAND - 1 .9%
1,035,732 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
0 .000 07/22/31 1,137,486
Series - 2021 1A (Class D)
1,230,838 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 2 .470 05/22/31 1,182,506
Series - 2021 1A (Class D)
1,900,000 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
0 .000 11/22/26 2,171,029
Series - 2021 1A (Class GBD)
895,985 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 777,235
Series - 2021 1A (Class E)
1,079,778 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 2 .350 08/17/31 993,595
Series - 2021 1A (Class D)
347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
1 .908 05/17/31 400,920
Series - 2021 UK1A (Class B)
684,969 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
2 .258 05/17/31 781,435
Series - 2021 UK1A (Class C)
297,813 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
3 .208 05/17/31 332,598
Series - 2021 UK1A (Class D)
TOTAL IRELAND 7,776,804
ITALY - 0 .2%
900,000 g,i Cassia SRL EURIBOR 3 M + 3.500% 0 .000 05/22/34 843,060
Series - 2022 1A (Class B)
TOTAL ITALY 843,060
UNITED STATES - 3 .0%
2,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 4 .249 04/15/34 1,865,357
Series - 2021 ACEN (Class C)
1,500,000 Carvana Auto Receivables Trust 1 .270 03/10/28 1,426,509
Series - 2021 N2 (Class D)
1,500,000 i COMM Mortgage Trust 4 .376 08/10/48 1,413,896
Series - 2015 CR24 (Class C)
767,554 g Diamond Resorts Owner Trust 2 .700 11/21/33 723,441
Series - 2021 1A (Class C)
1,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.667% 4 .667 11/15/38 1,424,305
Series - 2021 ELP (Class F)

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
$ 1,000,000 g,i MTN Commercial Mortgage Trust 6 .248% 03/15/39 $ 948,690
Series - 2022 LPFL (Class E)
340,621 g MVW LLC 1 .940 01/22/41 314,390
Series - 2021 1WA (Class C)
1,000,000 g,i NCMF Trust 5 .294 03/15/39 970,878
Series - 2022 MFP (Class D)
500,000 g Oportun Issuance Trust 1 .960 05/08/31 461,054
Series - 2021 B (Class B)
500,000 g Oportun Issuance Trust 3 .650 05/08/31 469,988
Series - 2021 B (Class C)
1,250,000 g Purchasing Power Funding LLC 4 .370 10/15/25 1,225,425
Series - 2021 A (Class D)
1,929,181 g,i SMR Mortgage Trust 5 .909 02/15/39 1,834,537
Series - 2022 IND (Class D)
TOTAL UNITED STATES 13,078,470
TOTAL STRUCTURED ASSETS 21,698,334
(Cost $24,120,909)
TOTAL BONDS 392,236,590
(Cost $464,623,151)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 5.1%
REPURCHASE AGREEMENT - 4 .9%
20,790,000 r Fixed Income Clearing Corp (FICC) 2 .250 08/01/22 20,790,000
TOTAL REPURCHASE AGREEMENT 20,790,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
915,008 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300 915,008
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 915,008
TOTAL SHORT-TERM INVESTMENTS 21,705,008
(Cost $21,705,008)
TOTAL INVESTMENTS - 98.1% 418,573,853
(Cost $491,130,700)
OTHER ASSETS & LIABILITIES, NET - 1.9% 8,259,818
NET ASSETS - 100.0% $ 426,833,671

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
continued
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippines Peso
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SGD Singapore Dollar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $962,061.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/22, the aggregate value of these securities is $117,372,260 or 27.5% of net assets.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.250% dated 7/31/22 to be repurchased at $20,790,000 on 8/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 8/31/28, valued at $21,205,864.
z
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Portfolio of investments
(unaudited)
International Bond Fund July 31, 2022

TIAA-CREF Funds
concluded
Forward foreign currency contracts outstanding as of July 31, 2022 were as follows:
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 1,479,027 THB 54,473,286 Australia and New Zealand Banking Group Limited 08/31/22  $ (4,047)
$ 126,019,339 EUR 123,675,964 Bank of America, N.A. 10/31/22  $ (1,216,353)
$ 44,066,676 JPY 5,987,199,130 Bank of America, N.A. 10/31/22 (1,171,218)
Total  $ (2,387,571)
$ 14,324,363 CAD 18,474,971 BARCLAYS BANK PLC WHOLESALE 10/31/22  $ (98,673)
$ 1,569,409 ILS 5,373,290 Citibank N.A. 08/31/22  $ (14,040)
$ 1,001,485 KRW 1,317,013,000 Citibank N.A. 09/02/22 (9,262)
$ 8,437,511 KRW 10,687,204,893 Citibank N.A. 09/02/22 235,575
$ 1,495,615 KRW 1,869,220,000 Citibank N.A. 09/02/22 61,075
$ 1,498,119 THB 52,911,904 Citibank N.A. 08/02/22 60,463
Total  $ 333,811
$ 4,242,187 NOK 41,670,949 Goldman Sachs 10/31/22  $ (76,803)
$ 9,760,546 AUD 14,030,436 Morgan Stanley Capital Services 10/31/22  $ (55,136)
$ 560,403 HUF 226,060,985 Morgan Stanley Capital Services 08/31/22 (6,746)
$ 3,497,935 NZD 5,627,219 Morgan Stanley Capital Services 10/31/22 (38,777)
$ 677,354 PEN 2,570,299 Morgan Stanley Capital Services 08/03/22 22,524
$ 636,994 PEN 2,497,400 Morgan Stanley Capital Services 09/02/22 3,464
PEN 2,570,299 $ 658,275 Morgan Stanley Capital Services 08/03/22 (3,445)
$ 555,525 ZAR 9,380,986 Morgan Stanley Capital Services 08/31/22 (6,888)
Total  $ (85,004)
$ 31,081,009 GBP 25,768,754 STANDARD CHARTERED BANK 10/31/22  $ (369,365)
$ 810,043 RON 3,959,815 STANDARD CHARTERED BANK 08/31/22 (6,943)
Total  $ (376,308)
$ 41,709,489 CNY 281,160,248 Toronto Dominion Bank 09/02/22  $ 27,920
Total  $ (2,666,675)
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
THB Thai Baht
ZAR South African Rand

TIAA-CREF Funds
Notes to portfolio of investments
(unaudited)

TIAA-CREF Funds
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of July 31, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Common stocks $5,455,340,275 $79,384,876 $— $5,534,725,151
Short-term investments 4,451,299 27,760,000 — 32,211,299
Written options* (30,333,905) — — (30,333,905)
Total $5,429,457,669 $107,144,876 $— $5,536,602,545
1 1 1 1 1
Large-Cap Growth
Common stocks $5,094,894,499 $181,016,974 $— $5,275,911,473
Short-term investments 11,625 18,310,000 — 18,321,625
Total $5,094,906,124 $199,326,974 $— $5,294,233,098
1 1 1 1 1
Large-Cap Value
Common stocks $4,988,841,168 $— $7,266 $4,988,848,434
Short-term investments — 27,777,017 — 27,777,017
Total $4,988,841,168 $27,777,017 $7,266 $5,016,625,451
1 1 1 1 1
Mid-Cap Growth
Common stocks $1,146,623,807 $58,297,538 $— $1,204,921,345
Rights/Warrants 2,128,471 — — 2,128,471
Short-term investments 33,357,555 — — 33,357,555
Total $1,182,109,833 $58,297,538 $— $1,240,407,371
1 1 1 1 1
Mid-Cap Value
Common stocks $1,861,166,838 $— $— $1,861,166,838
Short-term investments 1,577,181 12,280,000 — 13,857,181
Total $1,862,744,019 $12,280,000 $— $1,875,024,019
1 1 1 1 1
Quant Small-Cap Equity
Common stocks $2,691,188,164 $— $— $2,691,188,164
Short-term investments 72,568,220 29,755,479 — 102,323,699
Futures contracts* 1,101,706 — — 1,101,706
Total $2,764,858,090 $29,755,479 $— $2,794,613,569
1 1 1 1 1
Quant Small/Mid-Cap Equity
Common stocks $1,182,424,269 $— $— $1,182,424,269
Short-term investments 76,091 1,810,000 — 1,886,091
Total $1,182,500,360 $1,810,000 $— $1,184,310,360
1 1 1 1 1

Notes to portfolio of investments
(unaudited)

TIAA-CREF Funds
continued
Fund Level 1 Level 2 Level 3 Total
Social Choice Equity
Common stocks $6,473,548,261 $— $9,929 $6,473,558,190
Short-term investments 7,521,192 — — 7,521,192
Futures contracts* 1,509,241 — — 1,509,241
Total $6,482,578,694 $— $9,929 $6,482,588,623
1 1 1 1 1
Social Choice Low Carbon Equity
Common stocks $1,095,669,175 $— $— $1,095,669,175
Short-term investments 569,177 5,290,000 — 5,859,177
Futures contracts* 154,924 — — 154,924
Total $1,096,393,276 $5,290,000 $— $1,101,683,276
1 1 1 1 1
Emerging Markets Equity
Common stocks $344,788,399 $807,006,697 $— $1,151,795,096
Short-term investments 2,736,704 127,901,710 — 130,638,414
Total $347,525,103 $934,908,407 $— $1,282,433,510
1 1 1 1 1
International Equity
Common stocks $82,151,123 $5,105,594,689 $— $5,187,745,812
Short-term investments 76,394,391 245,768,527 — 322,162,918
Total $158,545,514 $5,351,363,216 $— $5,509,908,730
1 1 1 1 1
International Opportunities
Common stocks $376,453,942 $1,551,237,478 $1,453 $1,927,692,873
Rights/Warrants — 236 — 236
Short-term investments 99,057,134 100,812,333 — 199,869,467
Total $475,511,076 $1,652,050,047 $1,453 $2,127,562,576
1 1 1 1 1
Quant International Small-Cap Equity
Common stocks $190,212,012 $1,074,268,228 $232,415 $1,264,712,655
Short-term investments 25,012,789 — — 25,012,789
Total $215,224,801 $1,074,268,228 $232,415 $1,289,725,444
1 1 1 1 1
Social Choice International Equity
Common stocks $4,914,978 $1,151,118,327 $— $1,156,033,305
Short-term investments 27,194,109 17,700,000 — 44,894,109
Futures contracts* 48,494 — — 48,494
Total $32,157,581 $1,168,818,327 $— $1,200,975,908
1 1 1 1 1
Equity Index
Common stocks $34,225,633,833 $— $284,766 $34,225,918,599
Rights/Warrants — — 276 276
Short-term investments 255,310,187 158,774,457 — 414,084,644
Futures contracts* 5,591,919 — — 5,591,919
Total $34,486,535,939 $158,774,457 $285,042 $34,645,595,438
1 1 1 1 1
Large-Cap Growth Index
Common stocks $9,878,269,628 $— $— $9,878,269,628
Short-term investments 35,951,346 2,200,000 — 38,151,346
Total $9,914,220,974 $2,200,000 $— $9,916,420,974
1 1 1 1 1
Large-Cap Value Index
Common stocks $8,318,449,444 $— $175,794 $8,318,625,238
Short-term investments 34,386,304 — — 34,386,304
Total $8,352,835,748 $— $175,794 $8,353,011,542
1 1 1 1 1
S&P 500 Index
Common stocks $7,056,864,985 $— $— $7,056,864,985
Short-term investments 1,293,391 103,778,609 — 105,072,000
Futures contracts* 2,910,072 — — 2,910,072
Total $7,061,068,448 $103,778,609 $— $7,164,847,057
1 1 1 1 1
Small-Cap Blend Index
Common stocks $3,595,388,098 $— $56,467 $3,595,444,565
Rights/Warrants 78 — 561 639
Short-term investments 216,227,013 — — 216,227,013
Total $3,811,615,189 $— $57,028 $3,811,672,217
1 1 1 1 1
Emerging Markets Equity Index
Corporate bonds $— $20,240 $— $20,240
Common stocks 536,732,785 4,296,332,361 1,523,480 4,834,588,626
Short-term investments 27,602,905 142,423,595 — 170,026,500
Futures contracts* 1,241,383 — — 1,241,383
Total $565,577,073 $4,438,776,196 $1,523,480 $5,005,876,749
1 1 1 1 1

TIAA-CREF Funds
concluded
The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs
(Level 3) were used in the determining value:
The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Market Debt
Fund as of July 31, 2022
:
* Single source broker quote.
§
Unobservable inputs were weighted by the relative fair value of the instruments.
Fund Level 1 Level 2 Level 3 Total
International Equity Index
Common stocks $106,603,562 $17,125,584,275 $4,247 $17,232,192,084
Short-term investments 115,859,416 203,992,309 — 319,851,725
Futures contracts* 10,916,414 — — 10,916,414
Total $233,379,392 $17,329,576,584 $4,247 $17,562,960,223
1 1 1 1 1
Emerging Markets Debt
Bank loan obligations $— $1,788,259 $— $1,788,259
Corporate bonds — 285,114,527 3,094,696 288,209,223
Government bonds — 243,405,600 3,765,061 247,170,661
Structured assets — — 2,805,000 2,805,000
Common stocks 2,631,981 927,746 — 3,559,727
Short-term investments 13,627,967 25,907,751 — 39,535,718
Total $16,259,948 $557,143,883 $9,664,757 $583,068,588
1 1 1 1 1
International Bond
Bank loan obligations $— $4,632,255 $— $4,632,255
Corporate bonds — 92,308,727 938,337 93,247,064
Government bonds — 270,106,219 7,184,973 277,291,192
Structured assets — 21,698,334 — 21,698,334
Short-term investments 915,008 20,790,000 — 21,705,008
Forward foreign currency contracts* — (2,666,675) — (2,666,675)
Total $915,008 $406,868,860 $8,123,310 $415,907,178
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.
Investments
Balance as of October 31, 2021 $16,627,202
Purchases 5,487,921
Sales (14,229,304)
Gains (losses) (258,005)
Change in unrealized appreciation (depreciation) (538,705)
Transfers out of Level 3 (380,922)
Transfers into Level 3 (2,956,570)
Balance as of July 31, 2022 $9,664,757
Fund Fair value Valuation technique Unobservable input Range (weighted average)
§
Corporate bonds $115,517 Broker quote *
Corporate bonds 2,979,178 Recent market transaction Discount 48.0%-99.6% (64.4%)
Government bonds 1,008,441 Broker quote *
Government bonds 2,756,621 Recent market transaction Discount 69.2%-99.6% (62.8%)
Structured assets 2,805,000 Broker quote *
Total $9,664,757
A12448-C (9/22)